UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2014

Date of reporting period: November 30, 2013

Item 1.	Reports to Stockholders.

November 30, 2013

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

† Large Cap Fund

† Large Cap Diversified Alpha Fund

† Large Cap Disciplined Equity Fund

† Large Cap Index Fund

† Extended Market Index Fund

† Small Cap Fund

† Small Cap II Fund

† Small/Mid Cap Equity Fund

† U.S. Managed Volatility Fund

† World Equity Ex-US Fund

† Screened World Equity Ex-US Fund

† Opportunistic Income Fund

† Core Fixed Income Fund

† High Yield Bond Fund

† Long Duration Fund

† Long Duration Corporate Bond Fund

† Ultra Short Duration Bond Fund

† Emerging Markets Debt Fund

† Real Return Fund

† Dynamic Asset Allocation Fund

† Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 13.7%
Coach (A)	0.6%	204,890	$11,863
L Brands	0.6	193,900	12,602
Liberty Interactive, Cl A*	0.7	492,975	13,842
NIKE, Cl B	1.0	273,690	21,660
Nordstrom	0.5	178,624	11,112
priceline.com*	0.6	11,100	13,235
Starbucks	0.6	155,587	12,674
Time Warner Cable, Cl A	0.6	92,030	12,720
TJX	0.5	176,175	11,078
Walt Disney	0.5	157,078	11,080
Other Securities	7.5		161,219

			293,085

Consumer Staples — 9.8%
Costco Wholesale	1.1	189,644	23,787
CVS Caremark	1.0	308,708	20,671
Estee Lauder, Cl A	0.9	253,251	18,984
Mead Johnson Nutrition, Cl A	0.6	155,897	13,175
Philip Morris International	0.5	132,120	11,301
Walgreen	0.7	254,275	15,053
Whole Foods Market	0.8	293,295	16,601
Other Securities	4.2		89,693

			209,265

Energy — 9.3%
Chevron	1.1	196,935	24,113
ConocoPhillips	0.6	164,100	11,946
EOG Resources	0.6	82,575	13,625
Exxon Mobil	1.4	320,272	29,939
Kinder Morgan	0.5	312,938	11,122
Phillips 66	0.7	206,570	14,379
Other Securities	4.4		94,087

			199,211

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Financials — 15.6%
American International Group	0.9%	388,060	$19,306
Bank of America	0.7	908,700	14,376
Citigroup	0.9	372,250	19,699
JPMorgan Chase	1.0	373,390	21,365
Travelers	0.5	125,100	11,352
Wells Fargo	1.0	461,171	20,301
Other Securities	10.6		227,423

			333,822

Health Care — 14.0%
Amgen	0.7	133,385	15,217
Biogen Idec*	0.9	68,165	19,834
Celgene*	1.4	181,724	29,397
Express Scripts Holding*	1.0	325,049	21,892
Johnson & Johnson	0.9	199,535	18,888
Pfizer	1.1	749,860	23,793
WellPoint	0.7	152,200	14,136
Other Securities	7.3		155,831

			298,988

Industrials — 8.7%
Canadian Pacific Railway	0.5	75,380	11,600
Northrop Grumman	0.6	114,900	12,947
Other Securities	7.6		161,524

			186,071

Information Technology — 20.4%
Adobe Systems*	1.4	510,756	29,001
Apple	1.1	40,879	22,732
eBay*	0.9	365,647	18,472
Google, Cl A*	1.2	23,805	25,223
Mastercard, Cl A	1.2	33,210	25,267
Microsoft	1.1	602,050	22,956
Oracle	0.7	440,224	15,536
Qualcomm	1.6	460,951	33,917
Visa, Cl A	1.2	127,961	26,035
Western Digital	0.5	153,398	11,511
Other Securities	9.5		202,972

			433,622

Materials — 2.9%
LyondellBasell
Industries, Cl A	0.6	159,442	12,306
Other Securities	2.3		48,085

			60,391

Telecommunication Services — 1.4%
Crown Castle International*	1.1	325,011	24,125
Other Securities	0.3		7,008

			31,133

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 1.4%
Other Securities	1.4%		$29,518

Total Common Stock (Cost $1,455,700) ($ Thousands)			2,075,106

WARRANT — 0.0%
Other Securities	0.0		446

Total Warrant (Cost $193) ($ Thousands)			446

AFFILIATED PARTNERSHIP — 3.7%
SEI Liquidity Fund, L.P. 0.080%**† (B)	3.7	78,697,856	78,698

Total Affiliated Partnership (Cost $78,698) ($ Thousands)			78,698

CASH EQUIVALENTS — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.1	42,096,695	42,097
Other Securities	0.0		1,523

Total Cash Equivalents (Cost $43,620) ($ Thousands)			43,620

U.S. TREASURY OBLIGATIONS — 0.2%
Other Securities (C)	0.2		3,300

Total U.S. Treasury Obligations (Cost $3,299) ($ Thousands)			3,300

Total Investments — 103.0% (Cost $1,581,510) ($ Thousands)			$2,201,170

A list of the open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	143	Dec-2013	$104

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,137,961 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $77,131 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $78,698 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,075,106	$—	$—	$2,075,106
Warrant	446	—	—	446
Affiliated Partnership	—	78,698	—	78,698
Cash Equivalents	43,620	—	—	43,620
U.S. Treasury Obligations	—	3,300	—	3,300

Total Investments in Securities	$2,119,172	$81,998	$—	$2,201,170

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$104	$—	$—	$104

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 14.6%
Coach	0.6%	35,633	$2,063
General Motors*	0.7	54,280	2,102
L Brands	0.8	37,050	2,408
Liberty Interactive, Cl A*	1.0	113,082	3,175
NIKE, Cl B	1.4	54,978	4,351
Nordstrom	0.9	44,369	2,760
priceline.com*	1.0	2,780	3,315
TJX	0.9	47,418	2,982
Toyota Motor ADR	0.7	18,677	2,335
Walt Disney	0.9	39,552	2,790
Other Securities	5.7		18,408

			46,689

Consumer Staples — 10.2%
Costco Wholesale	0.9	23,057	2,892
CVS Caremark	1.0	46,666	3,125
Estee Lauder, Cl A	0.9	38,008	2,849
Kroger	0.8	58,874	2,458
Mondelez International, Cl A	0.9	84,630	2,838
Walgreen	1.0	52,112	3,085
Wal-Mart Stores	0.7	25,889	2,097
Other Securities	4.0		12,735

			32,079

Energy — 9.1%
BP PLC ADR	0.9	64,404	3,028
Chevron	1.0	26,418	3,235
EOG Resources	1.3	25,025	4,129
Halliburton	1.0	58,703	3,092
Kinder Morgan	0.9	81,249	2,887
Other Securities	4.0		12,800

			29,171

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Financials — 13.8%
IntercontinentalExchange Group	0.9%	13,111	$2,796
JPMorgan Chase	1.2	69,143	3,956
MetLife	0.7	45,536	2,377
Progressive	0.7	79,625	2,224
Wells Fargo	0.7	50,532	2,224
Other Securities	9.6		31,053

			44,630

Health Care — 14.1%
Allergan	0.8	27,850	2,703
Amgen	0.9	25,014	2,853
Biogen Idec*	0.9	9,740	2,834
Celgene*	1.9	38,602	6,245
Express Scripts Holding*	0.9	41,031	2,763
Humana	0.7	23,008	2,393
Johnson & Johnson	0.9	29,883	2,829
Merck	0.7	43,235	2,154
WellPoint	0.7	25,370	2,356
Other Securities	5.7		18,398

			45,528

Industrials — 7.4%
Delta Air Lines	0.9	98,257	2,848
Other Securities	6.5		20,999

			23,847

Information Technology — 21.1%
Adobe Systems*	1.6	90,972	5,165
Apple	1.8	10,536	5,859
eBay*	1.2	77,702	3,925
EMC	0.7	97,414	2,323
Google, Cl A*	1.0	2,931	3,106
Intuit	0.7	31,983	2,374
Mastercard, Cl A	1.6	6,725	5,116
Microsoft	1.3	110,633	4,219
Oracle	0.9	81,669	2,882
Qualcomm	2.0	85,761	6,310
Visa, Cl A	1.4	22,800	4,639
Other Securities	6.9		22,133

			68,051

Materials — 2.4%
Other Securities	2.4		7,763

Telecommunication Services — 3.5%
Crown Castle International*	1.9	80,969	6,010
Verizon Communications	0.7	43,407	2,154
Other Securities	0.9		2,797

			10,961

SEI Institutional Investments Trust /Semi-Annual Report / November 30, 2013	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 1.2%
Other Securities	1.2%		$3,913

Total Common Stock (Cost $256,414) ($ Thousands)			312,632

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.7	8,633,244	8,633

Total Cash Equivalent (Cost $8,633) ($ Thousands)			8,633

U.S. TREASURY OBLIGATIONS — 0.2%
Other Securities (A)	0.2		621

Total U.S. Treasury Obligations (Cost $621) ($ Thousands)			621

Total Investments — 99.9% (Cost $265,668) ($ Thousands)			$321,886

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	4	Dec-2013	$20
S&P 500 Index E-MINI	54	Dec-2013	200

			$220

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $322,330 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$312,632	$—	$—	$312,632
Cash Equivalent	8,633	—	—	8,633
U.S. Treasury Obligations	—	621	—	621

Total Investments in Securities	$321,265	$621	$—	$321,886

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$220	$—	$—	$220

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust /Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 11.9%
AutoZone*	0.9%	99,174	$45,779
Comcast, Cl A	1.1	1,117,880	55,179
Home Depot	0.8	463,302	37,375
Macy’s	0.6	511,696	27,253
Time Warner	0.6	412,730	27,121
TJX	0.6	492,950	30,997
Viacom, Cl B	0.6	388,440	31,141
Other Securities	6.7		326,425

			581,270

Consumer Staples — 9.0%
CVS Caremark	0.9	667,708	44,710
Kroger	0.6	722,513	30,165
Mondelez International, Cl A	0.6	867,523	29,088
PepsiCo	0.5	312,007	26,352
Philip Morris International	0.9	504,055	43,117
Wal-Mart Stores	1.0	582,048	47,152
Other Securities	4.5		220,316

			440,900

Energy — 10.6%
Chevron	2.6	1,045,897	128,060
ConocoPhillips	1.1	703,387	51,207
Exxon Mobil	1.6	824,812	77,103
National Oilwell Varco	0.7	429,020	34,965
Schlumberger	0.8	409,479	36,206
Other Securities	3.8		185,738

			513,279

Financials — 16.1%
American Express	0.8	439,157	37,680
Bank of America	0.7	2,241,697	35,464
Citigroup	1.4	1,277,751	67,618

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Discover Financial Services	0.9%	812,483	$43,305
JPMorgan Chase	1.8	1,539,230	88,075
McGraw Hill Financial	0.7	463,090	34,500
Wells Fargo	0.6	709,249	31,221
Other Securities	9.2		443,738

			781,601

Health Care — 14.9%
AbbVie	0.7	648,075	31,399
Allergan	0.6	285,390	27,697
Amgen	0.7	281,553	32,119
Celgene*	0.6	176,558	28,562
Covidien	0.6	395,090	26,969
Express Scripts Holding*	0.9	640,650	43,148
Johnson & Johnson	1.1	565,336	53,515
Pfizer	2.0	3,053,490	96,887
UnitedHealth Group	0.7	468,185	34,871
Zoetis, Cl A	0.6	936,946	29,186
Other Securities	6.4		307,911

			712,264

Industrials — 9.5%
3M	0.6	204,015	27,238
Canadian National Railway	0.6	261,580	29,428
Tyco International	0.7	830,790	31,686
Union Pacific	0.6	182,513	29,574
Other Securities	7.0		337,843

			455,769

Information Technology — 17.6%
Apple	3.1	271,950	151,223
Cisco Systems	1.0	2,273,329	48,308
eBay*	0.6	531,960	26,875
Google, Cl A*	1.7	79,392	84,123
International Business Machines	1.1	307,241	55,205
Microsoft	0.7	908,808	34,653
Oracle	0.9	1,227,673	43,325
Other Securities	8.5		409,659

			853,371

Materials — 4.0%
LyondellBasell Industries, Cl A	0.7	409,932	31,639
Monsanto	0.6	271,803	30,803
Other Securities	2.7		130,198

			192,640

Telecommunication Services — 1.8%
AT&T (A)	0.6	846,263	29,797
Verizon Communications (A)	0.8	730,949	36,270

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	0.4%		$23,006

			89,073

Utilities — 1.9%
Other Securities	1.9		92,096

Total Common Stock (Cost $4,040,886) ($ Thousands)			4,712,263

PREFERRED STOCK — 0.1%

Preferred Stock — 0.1%
Other Securities	0.1		7,015

Total Preferred Stock (Cost $5,436) ($ Thousands)			7,015

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P. 0.080%**† (B)	4.5	220,602,936	220,603

Total Affiliated Partnership (Cost $220,603) ($ Thousands)			220,603

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.7	82,153,228	82,153

Total Cash Equivalent (Cost $82,153) ($ Thousands)			82,153

U.S. TREASURY OBLIGATIONS — 0.5%
Other Securities (C)	0.5		22,721

Total U.S. Treasury Obligations (Cost $22,721) ($ Thousands)			22,721

Total Investments — 104.0% (Cost $4,371,799) ($ Thousands)			$5,044,755

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	757	Dec-2013	$1,272

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,848,517 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $215,028 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $220,603 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,712,263	$—	$—	$4,712,263
Preferred Stock	7,015	—	—	7,015
Affiliated Partnership	—	220,603	—	220,603
Cash Equivalent	82,153	—	—	82,153
U.S. Treasury Obligations	—	22,721	—	22,721

Total Investments in Securities	$4,801,431	$243,324	$—	$5,044,755

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,272	$—	$—	$1,272

	$1,272	$—	$—	$1,272

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Consumer Discretionary — 13.3%
Amazon.com*	0.8%	40,389	$15,898
Comcast, Cl A	0.7	288,225	14,374
Home Depot	0.6	160,315	12,933
McDonald’s	0.5	109,880	10,699
Walt Disney	0.7	197,772	13,951
Other Securities	10.0		206,913

			274,768

Consumer Staples — 8.9%
Altria Group	0.4	219,440	8,115
Coca-Cola	0.8	420,640	16,905
CVS Caremark	0.4	133,952	8,970
PepsiCo	0.7	169,852	14,346
Philip Morris
International	0.7	179,768	15,377
Procter & Gamble	1.2	301,974	25,432
Wal-Mart Stores	0.7	176,879	14,329
Other Securities	4.0		83,419

			186,893

Energy — 9.4%
Chevron	1.3	213,602	26,153
ConocoPhillips	0.5	133,876	9,746
Exxon Mobil	2.2	490,838	45,883
Occidental Petroleum	0.4	88,054	8,362
Schlumberger	0.6	145,963	12,906
Other Securities	4.5		93,246

			196,296

Financials — 16.8%
American Express	0.4	103,634	8,892
Bank of America	0.9	1,186,263	18,767
Berkshire Hathaway, Cl B*	1.1	198,200	23,096
Citigroup	0.9	334,704	17,712

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Goldman Sachs Group	0.4%	50,075	$8,460
JPMorgan Chase	1.2	416,334	23,823
SEI (A)	0.0	17,442	586
Wells Fargo	1.1	531,866	23,413
Other Securities	10.8		223,980

			348,729

Health Care — 12.6%
AbbVie	0.4	173,076	8,386
Amgen	0.5	82,058	9,361
Bristol-Myers Squibb	0.4	179,759	9,236
Gilead Sciences*	0.6	167,334	12,518
Johnson & Johnson	1.4	309,709	29,317
Merck	0.8	332,043	16,546
Pfizer	1.1	736,722	23,376
UnitedHealth Group	0.4	111,520	8,306
Other Securities	7.0		144,480

			261,526

Industrials — 11.2%
3M	0.5	75,633	10,098
Boeing	0.5	83,191	11,168
General Electric	1.5	1,140,123	30,395
Union Pacific	0.4	51,016	8,267
United Technologies	0.5	100,790	11,174
Other Securities	7.8		161,248

			232,350

Information Technology — 17.7%
Apple	2.8	103,645	57,634
Cisco Systems	0.6	586,427	12,462
Facebook, Cl A*	0.4	186,300	8,758
Google, Cl A*	1.5	29,729	31,501
Intel	0.6	545,658	13,008
International Business Machines	1.0	114,598	20,591
Mastercard, Cl A	0.5	12,800	9,738
Microsoft	1.7	921,200	35,125
Oracle	0.7	389,820	13,757
Qualcomm	0.7	189,759	13,962
Visa, Cl A	0.6	57,300	11,658
Other Securities	6.6		137,653

			365,847

Materials — 3.7%
Other Securities	3.7		76,278

Telecommunication Services — 2.3%
AT&T (B)	1.0	592,333	20,856
Verizon Communications (B)	0.8	314,476	15,604
Other Securities	0.5		9,316

			45,776

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
Other Securities	3.0%		$61,892

Total Common Stock (Cost $1,322,555) ($ Thousands)			2,050,355

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P. 0.080%**† (C)	6.3	131,166,107	131,166

Total Affiliated Partnership (Cost $131,166) ($ Thousands)			131,166

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	0.5	9,516,148	9,516

Total Cash Equivalent (Cost $9,516) ($ Thousands)			9,516

U.S. TREASURY OBLIGATION (D) — 0.1%
Other Securities	0.1		2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)			2,150

Total Investments — 105.6% (Cost $1,465,387) ($ Thousands)			$2,193,187

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	22	Dec-2013	$170
S&P 500 Index E-MINI	290	Dec-2013	1,810

			$1,980

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on a Net Assets of $2,077,397 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(B)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $127,814 ($ Thousands).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $131,166 ($ Thousands).

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,050,355	$—	$—	$2,050,355
Affiliated Partnership	—	131,166	—	131,166
Cash Equivalent	9,516	—	—	9,516
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$2,059,871	$133,316	$—	$2,193,187

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,980	$—	$—	$1,980

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 16.1%
Charter Communications, Cl A*	0.2%	5,465	$738
DISH Network, Cl A	0.3	17,819	965
Las Vegas Sands	0.7	32,604	2,337
Liberty Global, Cl A*	0.8	32,981	2,830
Liberty Interactive, Cl A*	0.4	45,016	1,264
Liberty Media*	0.4	8,535	1,310
LKQ*	0.2	24,604	816
Mohawk Industries*	0.2	5,037	705
Polaris Industries (A)	0.2	5,307	708
Sirius XM Holdings (A)	0.3	263,079	992
Tesla Motors* (A)	0.3	6,879	876
Thomson Reuters	0.3	31,785	1,188
Tractor Supply	0.2	11,520	843
TRW Automotive Holdings	0.2	8,893	690
Ulta Salon Cosmetics & Fragrance*	0.2	5,273	669
Other Securities	11.2		38,834

			55,765

Consumer Staples — 3.3%
Bunge	0.3	12,543	1,005
Church & Dwight	0.2	11,399	744
Green Mountain Coffee Roasters (A)	0.2	12,279	827
Other Securities	2.6		8,920

			11,496

Energy — 5.8%
Cheniere Energy*	0.2	19,865	786
Cimarex Energy	0.2	7,161	677
Concho Resources*	0.3	8,942	929
HollyFrontier	0.2	16,754	804
Oceaneering International	0.2	8,946	691
Seadrill	0.4	29,600	1,264
Other Securities	4.3		14,864

			20,015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Financials — 21.6%
Affiliated Managers Group*	0.3%	4,511	$903
American Capital Agency‡	0.2	32,721	667
Annaly Capital Management‡	0.2	77,814	791
CIT Group	0.2	16,537	835
General Growth Properties‡	0.3	50,675	1,052
Markel	0.2	1,213	676
SEI (B)	0.1	12,119	407
SL Green Realty‡	0.2	7,540	682
Other Securities	19.9		68,903

			74,916

Health Care — 10.7%
BioMarin Pharmaceutical*	0.2	11,446	806
Catamaran*	0.2	16,907	771
HCA Holdings	0.3	22,780	1,057
Henry Schein*	0.3	7,443	849
Illumina*	0.3	10,579	1,037
Other Securities	9.4		32,307

			36,827

Industrials — 13.9%
BE Aerospace*	0.2	8,130	707
Hertz Global Holdings*	0.2	28,614	694
TransDigm Group	0.2	4,305	674
United Continental Holdings*	0.3	30,252	1,187
Verisk Analytics, Cl A*	0.2	12,472	812
Other Securities	12.8		44,023

			48,097

Information Technology — 17.0%
Alliance Data Systems* (A)	0.3	4,089	991
Avago Technologies, Cl A	0.3	20,968	938
Facebook, Cl A*	2.0	143,169	6,730
FleetCor Technologies	0.2	5,673	691
LinkedIn, Cl A*	0.5	8,106	1,816
Maxim Integrated Products	0.2	24,004	684
Trimble Navigation*	0.2	21,220	677
Other Securities	13.3		46,135

			58,662

Materials — 5.1%
Celanese, Cl A	0.2	13,192	741
Other Securities	4.9		16,770

			17,511

Telecommunication Services — 1.2%
SBA Communications, Cl A* (A)	0.3	10,519	896

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	0.9%		$3,030

			3,926

Utilities — 3.1%
Other Securities	3.1		10,709

Total Common Stock (Cost $298,211) ($ Thousands)			337,924

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

RIGHTS — 0.0%
Other Securities	0.0		—

			—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 9.1%
SEI Liquidity Fund, L.P. 0.080%**† (C)	9.1	31,444,610	31,445

Total Affiliated Partnership (Cost $31,445) ($ Thousands)			31,445

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.0	6,978,623	6,979

Total Cash Equivalent (Cost $6,979) ($ Thousands)			6,979

U.S. TREASURY OBLIGATIONS (D) — 0.1%
Other Securities	0.1		430

Total U.S. Treasury Obligations (Cost $430) ($ Thousands)			430

Total Investments — 109.0% (Cost $337,065) ($ Thousands)			$376,778

A list of the open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	37	Dec-2013	$257
Russell 2000 Index E-MINI	25	Dec-2013	206

			$463

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $345,517 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $30,554 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $31,445 ($ Thousands).

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$337,924	$—	$—	$337,924
Affiliated Partnership	—	31,445	—	31,445
Warrants	—	—	—	—
Rights	—	—	—	—
Cash Equivalent	6,979	—	—	6,979
U.S. Treasury Obligations	—	430	—	430

Total Investments in Securities	$344,903	$31,875	$—	$376,778

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$463	$—	$—	$463

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.0%

Consumer Discretionary — 13.3%
Brunswick	0.3%	53,195	$2,431
Five Below*	0.3	39,795	2,116
Hibbett Sports* (A)	0.3	32,954	2,128
HomeAway* (A)	0.4	78,188	2,854
Lumber Liquidators Holdings* (A)	0.3	19,615	1,975
Shutterfly*	0.3	54,287	2,564
Wolverine World Wide (A)	0.3	80,206	2,640
Other Securities	11.1		86,642

			103,350

Consumer Staples — 2.7%
Other Securities	2.7		20,863

Energy — 6.2%
Approach Resources* (A)	0.3	104,932	2,223
Dril-Quip*	0.3	23,653	2,568
Oasis Petroleum*	0.3	58,955	2,720
Other Securities	5.3		40,930

			48,441

Financials — 19.7%
CNO Financial Group	0.5	240,550	4,070
Employers Holdings	0.3	63,388	2,069
Hanover Insurance Group	0.2	32,859	1,982
Horace Mann Educators	0.4	93,244	2,864
Jones Lang LaSalle	0.3	22,594	2,208
Nelnet, Cl A	0.4	64,800	2,916
Platinum Underwriters Holdings	0.4	46,352	2,939
Other Securities	17.2		133,885

			152,933

Health Care — 12.1%
Acadia Healthcare* (A)	0.4	77,401	3,576
athenahealth* (A)	0.3	15,940	2,091

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

HealthSouth (A)	0.2%	56,385	$2,018
Keryx Biopharmaceuticals* (A)	0.3	173,243	2,406
Novadaq Technologies* (A)	0.3	126,208	2,101
Other Securities	10.6		82,199

			94,391

Industrials — 18.1%
Actuant, Cl A (A)	0.4	84,277	3,294
Corporate Executive Board	0.2	27,165	2,000
Curtiss-Wright	0.3	39,377	2,078
EMCOR Group	0.4	69,305	2,753
FTI Consulting* (A)	0.3	53,643	2,409
G&K Services, Cl A	0.3	34,533	2,080
Hexcel*	0.4	71,674	3,149
Kirby*	0.3	21,802	2,059
Middleby*	0.3	11,769	2,599
Old Dominion Freight Line*	0.3	50,769	2,616
Saia*	0.3	62,702	2,178
TrueBlue*	0.4	132,722	3,390
Other Securities	14.2		110,159

			140,764

Information Technology — 18.0%
Aspen Technology*	0.4	76,397	3,020
Cadence Design Systems* (A)	0.3	164,928	2,185
Cavium* (A)	0.4	80,528	2,915
CoStar Group*	0.5	20,621	3,840
Dealertrack Technologies*	0.4	77,306	3,231
Envestnet*	0.4	86,134	3,424
Guidewire Software* (A)	0.4	68,292	3,260
Infoblox*	0.3	74,893	2,380
PTC*	0.3	68,393	2,226
SS&C Technologies Holdings*	0.5	85,385	3,681
Ultratech*	0.3	77,483	2,050
Other Securities	13.8		107,597

			139,809

Materials — 3.0%
H.B. Fuller	0.3	53,130	2,722
PolyOne	0.3	65,400	2,123
Sensient Technologies	0.3	42,471	2,087
Other Securities	2.1		16,593

			23,525

Telecommunication Services — 0.4%
Other Securities	0.4		2,986

Utilities — 1.5%
Other Securities	1.5		11,772

Total Common Stock (Cost $593,075) ($ Thousands)			738,834

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Value Index Fund (A)	0.4%	37,400	$3,671
Other Securities	0.3		2,211

Total Exchange Traded Funds (Cost $5,262) ($ Thousands)			5,882

CONVERTIBLE BOND — 0.0%
Other Securities	0.0		4

Total Convertible Bond (Cost $444) ($ Thousands)			4

WARRANTS — 0.0%
Other Securities	0.0		3

Total Warrants (Cost $32) ($ Thousands)			3

AFFILIATED PARTNERSHIP — 17.8%
SEI Liquidity Fund, L.P. 0.080%**† (D)	17.8	138,611,049	138,611

Total Affiliated Partnership (Cost $138,611) ($ Thousands)			138,611

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.0	15,244,546	15,245

Total Cash Equivalent (Cost $15,245) ($ Thousands)			15,245

U.S. TREASURY OBLIGATION (B) (C) — 0.4%
U.S. Treasury Bills 0.070%, 02/06/2014	0.4	$3,169	3,169

Total U.S. Treasury Obligation (Cost $3,169) ($ Thousands)			3,169

Total Investments — 115.9% (Cost $755,838) ($ Thousands)			$901,748

The open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	143	Dec-2013	$152

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $777,708 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).
(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $135,087 ($ Thousands).

(B)	The rate reported is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $138,611 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$738,834	$—	$—	$738,834
Exchange Traded Funds	5,882	—	—	5,882
Convertible Bond	—	—	4	4
Warrants	3	—	—	3
Affiliated Partnership	—	138,611	—	138,611
Cash Equivalent	15,245	—	—	15,245
U.S. Treasury Obligation	—	3,169	—	3,169

Total Investments in Securities	$759,964	$141,780	$4	$901,748

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$152	$—	$—	$152

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 15.4%
Arctic Cat	0.4%	15,067	$848
Brunswick	0.4	17,383	794
Capella Education	0.4	12,720	836
Conn’s* (A)	0.3	12,963	782
HomeAway* (A)	0.4	24,523	895
Imax* (A)	0.4	25,586	789
Shutterfly*	0.6	28,512	1,347
Other Securities	12.5		27,255

			33,546

Consumer Staples — 3.2%
Other Securities	3.2		7,061

Energy — 5.0%
Oasis Petroleum*	0.4	18,765	866
Rosetta Resources*	0.4	19,157	969
Other Securities	4.2		9,160

			10,995

Financials — 17.2%
Endurance Specialty Holdings	0.4	15,705	894
Hanover Insurance Group	0.4	15,648	944
Horace Mann Educators	0.5	32,453	997
Iberiabank	0.5	18,551	1,163
Platinum Underwriters Holdings	0.6	19,219	1,218
Other Securities	14.8		32,261

			37,477

Health Care — 13.8%
Acadia Healthcare* (A)	0.5	26,518	1,225
Akorn* (A)	0.5	43,332	1,116
Amsurg, Cl A*	0.4	17,532	847
Charles River Laboratories International*	0.3	14,363	749
HealthSouth	0.4	22,099	791

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Keryx Biopharmaceuticals* (A)	0.4%	59,398	$825
Team Health Holdings*	0.5	22,277	1,041
Other Securities	10.8		23,579

			30,173

Industrials — 18.2%
Actuant, Cl A (A)	0.8	45,821	1,791
Chart Industries*	0.4	9,632	937
CIRCOR International	0.4	9,770	775
Curtiss-Wright	0.4	16,373	864
DigitalGlobe*	0.4	22,027	872
Dycom Industries*	0.4	27,732	785
G&K Services, Cl A	0.4	13,014	784
Genesee & Wyoming, Cl A*	0.5	9,986	961
Hexcel*	0.5	26,217	1,152
Steelcase, Cl A	0.3	43,359	708
TrueBlue*	0.5	45,686	1,167
Other Securities	13.2		28,854

			39,650

Information Technology — 19.0%
Aspen Technology*	0.7	37,281	1,474
Belden	0.3	10,425	730
Cavium* (A)	0.5	30,953	1,121
CoStar Group*	0.6	6,900	1,285
Dealertrack Technologies*	0.6	28,803	1,204
Envestnet*	0.5	26,856	1,068
Guidewire Software*	0.5	22,865	1,091
Infoblox*	0.4	27,484	873
Interactive Intelligence Group*	0.4	12,381	805
OSI Systems*	0.5	15,433	1,184
PTC*	0.4	26,664	868
Responsys*	0.4	56,191	950
Ultimate Software Group*	0.5	6,256	980
Yelp, Cl A*	0.4	15,536	943
Other Securities	12.3		26,765

			41,341

Materials — 3.7%
H.B. Fuller	0.5	19,598	1,004
Minerals Technologies	0.3	12,580	747
PolyOne	0.6	39,510	1,282
Other Securities	2.3		4,949

			7,982

Telecommunication Services — 0.2%
Other Securities	0.2		453

Utilities — 1.3%
Other Securities	1.3		2,858

Total Common Stock (Cost $160,137) ($ Thousands)			211,536

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.5%
Other Securities	0.5%		$981

Total Exchange Traded Funds (Cost $698) ($ Thousands)			981

AFFILIATED PARTNERSHIP — 13.3%
SEI Liquidity Fund, L.P. 0.080%**† (B)	13.3	29,053,071	29,053

Total Affiliated Partnership (Cost $29,053) ($ Thousands)			29,053

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.3	2,775,132	2,775

Total Cash Equivalent (Cost $2,775) ($ Thousands)			2,775

U.S. TREASURY OBLIGATIONS (C) (D) — 0.6%
U.S. Treasury Bills 0.070%, 02/06/2014	0.5	$1,170	1,170
Other Securities	0.1		128

Total U.S. Treasury Obligations (Cost $1,298) ($ Thousands)			1,298

Total Investments — 112.7% (Cost $193,961) ($ Thousands)			$245,643

The open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	10	Dec-2013	$1

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $218,053 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $28,334 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $29,053 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission

(“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$211,536	$—	$—	$211,536
Exchange Traded Funds	981	—	—	981
Affiliated Partnership	—	29,053	—	29,053
Cash Equivalent	2,775	—	—	2,775
U.S. Treasury Obligations	—	1,298	—	1,298

Total Investments in Securities	$215,292	$30,351	$—	$245,643

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 12.9%
Brunswick	0.3%	139,313	$6,367
Hibbett Sports* (A)	0.3	95,071	6,139
Imax* (A)	0.4	220,378	6,794
Lumber Liquidators Holdings* (A)	0.3	59,612	6,002
Sally Beauty Holdings*	0.3	234,209	6,591
Shutterfly* (A)	0.3	126,488	5,974
Wolverine World Wide (A)	0.3	168,401	5,542
Other Securities	10.7		210,850

			254,259

Consumer Staples — 2.5%
Casey’s General Stores	0.4	91,601	6,817
Other Securities	2.1		42,549

			49,366

Energy — 5.3%
Rosetta Resources* (A)	0.3	107,806	5,452
Other Securities	5.0		98,431

			103,883

Financials — 20.5%
American Financial Group	0.4	127,681	7,362
CNO Financial Group	0.4	506,016	8,562
Financial Engines (A)	0.3	85,054	5,762
Huntington Bancshares	0.3	646,464	5,935
Lexington Realty Trust‡ (A)	0.3	565,437	5,807
Simon Property Group‡	0.3	44,579	6,680
SVB Financial Group*	0.3	53,516	5,418
Zions Bancorporation (A)	0.3	217,983	6,393
Other Securities	17.9		350,270

			402,189

Health Care — 11.6%
Acadia Healthcare* (A)	0.5	197,605	9,129
athenahealth* (A)	0.4	52,128	6,838

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

HealthSouth	0.3%	179,172	$6,413
MEDNAX* (A)	0.3	51,383	5,693
Team Health Holdings*	0.4	148,778	6,952
WellCare Health Plans*	0.4	92,157	6,847
Other Securities	9.3		185,532

			227,404

Industrials — 17.7%
Actuant, Cl A (A)	0.4	192,097	7,507
Clean Harbors* (A)	0.3	106,950	5,644
Deluxe (A)	0.3	110,693	5,500
DigitalGlobe*	0.4	175,959	6,968
Genesee & Wyoming, Cl A* (A)	0.4	87,167	8,385
Hexcel*	0.4	182,672	8,025
Old Dominion Freight Line*	0.5	196,723	10,137
Owens Corning*	0.3	138,736	5,433
Regal-Beloit	0.3	89,881	6,613
TrueBlue*	0.4	277,628	7,091
WageWorks*	0.3	99,539	5,704
WESCO International* (A)	0.3	78,730	6,769
Other Securities	13.4		264,889

			348,665

Information Technology — 18.6%
Aspen Technology*	0.3	155,887	6,162
Atmel*	0.3	771,184	5,900
Cadence Design Systems* (A)	0.5	682,837	9,048
CoStar Group*	0.6	62,368	11,615
Dealertrack Technologies*	0.5	213,261	8,914
Envestnet*	0.3	144,515	5,744
FleetMatics Group* (A)	0.3	159,669	6,179
Guidewire Software* (A)	0.3	125,397	5,985
PTC*	0.5	297,740	9,689
SS&C Technologies Holdings*	0.5	219,580	9,466
Web.com Group* (A)	0.3	187,778	5,361
WEX*	0.3	59,373	5,893
Other Securities	13.9		275,249

			365,205

Materials — 4.4%
KapStone Paper and Packaging*	0.3	110,349	5,879
PolyOne	0.5	279,122	9,060
Other Securities	3.6		71,988

			86,927

Telecommunication Services — 0.4%
Other Securities	0.4		7,140

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.3%
Portland General Electric (A)	0.4%	236,903	$7,062
Other Securities	1.9		37,891

			44,953

Total Common Stock (Cost $1,377,269) ($ Thousands)			1,889,991

EXCHANGE TRADED FUNDS — 0.4%
Other Securities	0.4		7,714

Total Exchange Traded Funds (Cost $6,219) ($ Thousands)			7,714

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 19.7%
SEI Liquidity Fund, L.P. 0.080%**† (B)	19.7	388,102,036	388,102

Total Affiliated Partnership (Cost $388,102) ($ Thousands)			388,102

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.3	24,990,851	24,991

Total Cash Equivalent (Cost $24,991) ($ Thousands)			24,991

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		7,180

Total U.S. Treasury Obligations (Cost $7,180) ($ Thousands)			7,180

Total Investments — 118.0% (Cost $1,803,761) ($ Thousands)			$2,317,978

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	145	Dec-2013	$876
S&P Mid 400 E-MINI	119	Dec-2013	572

			$1,448

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,965,121 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $378,288 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $388,102 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open future contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,889,991	$—	$—	$1,889,991
Exchange Traded Funds	7,714	—	—	7,714
Warrants	—	—	—	—
Affiliated Partnership	—	388,102	—	388,102
Cash Equivalent	24,991	—	—	24,991
U.S. Treasury Obligations	—	7,180	—	7,180

Total Investments in Securities	$1,922,696	$395,282	$—	$2,317,978

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,448	$—	$—	$1,448

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 7.3%
Target	1.3%	230,604	$14,742
Other Securities	6.0		71,176

			85,918

Consumer Staples — 17.2%
Altria Group	0.6	196,448	7,265
Bunge	0.7	96,322	7,717
Clorox	0.7	91,586	8,533
ConAgra Foods	0.9	329,936	10,885
Costco Wholesale	0.7	66,465	8,337
CVS Caremark	0.7	128,400	8,598
Dr. Pepper Snapple
Group	0.8	190,150	9,177
Hershey	0.8	95,052	9,210
Hormel Foods	0.7	177,070	7,972
Kellogg	0.6	113,219	6,866
Kroger	0.9	242,441	10,122
PepsiCo	0.7	97,034	8,195
Tyson Foods, Cl A	1.2	462,875	14,668
Wal-Mart Stores	1.6	232,856	18,864
Other Securities	5.6		66,600

			203,009

Energy — 3.9%
Chevron	1.6	154,606	18,930
ConocoPhillips	0.7	110,000	8,008
Exxon Mobil	1.3	167,900	15,695
Other Securities	0.3		2,887

			45,520

Financials — 18.5%
Allied World Assurance Holdings	0.8	83,778	9,438
American Financial Group	0.7	141,700	8,170
Axis Capital Holdings	0.7	171,560	8,429
Everest Re Group	1.6	121,990	19,132
PartnerRe	1.7	197,830	20,357
RenaissanceRe Holdings	1.4	168,851	15,990
Travelers	0.7	89,000	8,076
US Bancorp	0.7	217,845	8,544

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Validus Holdings	0.9%	252,705	$10,121
Other Securities	9.3		109,716

			217,973

Health Care — 21.0%
Aetna	0.8	133,100	9,175
AmerisourceBergen	1.5	249,529	17,599
Amgen	0.9	90,500	10,324
Becton Dickinson	0.9	93,888	10,195
Cardinal Health	1.0	186,392	12,041
Johnson & Johnson	1.3	161,542	15,291
Laboratory Corp of America Holdings*	0.7	82,075	8,359
McKesson	1.4	99,719	16,542
Merck	0.8	195,100	9,722
Pfizer	0.9	342,451	10,866
UnitedHealth Group	0.6	95,100	7,083
Other Securities	10.2		120,599

			247,796

Industrials — 6.7%
Alliant Techsystems	0.6	62,600	7,589
L-3 Communications Holdings, Cl 3	1.0	108,700	11,246
Lockheed Martin	1.4	120,619	17,088
Northrop Grumman	1.2	123,104	13,871
Raytheon	0.9	114,800	10,180
Other Securities	1.6		18,453

			78,427

Information Technology — 9.4%
Amdocs	1.5	428,940	17,355
International Business Machines	0.9	58,675	10,543
Other Securities	7.0		83,604

			111,502

Materials — 0.7%
Other Securities	0.7		8,630

Telecommunication Services — 4.0%
AT&T	1.1	365,586	12,872
Verizon Communications	0.9	226,576	11,243
Other Securities	2.0		23,327

			47,442

Utilities — 8.2%
DTE Energy	0.7	126,041	8,412
Edison International	1.3	316,113	14,608
PG&E	0.8	243,800	9,842
Other Securities	5.4		63,325

			96,187

Total Common Stock (Cost $920,110) ($ Thousands)			1,142,404

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.6%	30,606,508	$30,607

Total Cash Equivalent (Cost $30,607) ($ Thousands)			30,607

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		1,914

Total U.S. Treasury Obligations (Cost $1,914) ($ Thousands)			1,914

Total Investments — 99.7% (Cost $952,631) ($ Thousands)			$1,174,925

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	265	Dec-2013	$1,678

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,179,091 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,142,404	$—	$—	$1,142,404
Cash Equivalent	30,607	—	—	30,607
U.S. Treasury Obligation	—	1,914	—	1,914

Total Investments in Securities	$1,173,011	$1,914	$—	$1,174,925

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,678	$—	$—	$1,678

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Argentina — 0.1%
Other Securities	0.1%		$7,473

Australia — 1.2%
Other Securities	1.2		75,132

Austria — 1.1%
Other Securities	1.1		72,961

Belgium — 0.6%
Other Securities	0.6		40,155

Brazil — 2.6%
Banco Bradesco ADR (A)	0.5	2,623,461	34,813
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	0.5	2,964,029	31,567
Other Securities	1.6		105,911

			172,291

Canada — 4.2%
Manulife Financial	0.5	1,721,000	33,267
Other Securities	3.7		243,544

			276,811

Chile — 0.1%
Other Securities	0.1		3,598

China — 4.9%
Baidu ADR*	0.9	341,246	56,841
China Oilfield Services	0.5	11,257,400	33,978
Industrial & Commercial Bank of China	0.5	49,454,402	35,531
Other Securities	3.0		196,018

			322,368

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Colombia — 0.2%
Other Securities	0.2%		$15,240

Czech Republic — 0.3%
Other Securities	0.3		16,599

Denmark — 1.1%
Novo-Nordisk, Cl B	0.5	166,672	29,921
Other Securities	0.6		42,534

			72,455

Finland — 0.8%
Nokia*	0.5	3,748,185	30,416
Other Securities	0.3		23,811

			54,227

France — 4.3%
LVMH Moet Hennessy Louis Vuitton (A)	0.5	167,166	31,580
Other Securities	3.8		246,110

			277,690

Germany — 6.6%
Adidas	0.8	418,713	51,035
Siemens	0.5	225,700	29,870
Other Securities	5.3		349,564

			430,469

Hong Kong — 2.9%
AIA Group	0.5	6,981,140	35,389
China Mobile	0.7	4,495,922	48,423
Other Securities	1.7		107,819

			191,631

India — 1.3%
ICICI Bank ADR	0.6	1,130,476	40,539
Other Securities	0.7		43,845

			84,384

Indonesia — 0.3%
Other Securities	0.3		21,383

Ireland — 1.6%
ICON*	0.5	794,178	30,290
Jazz Pharmaceuticals*	0.5	279,208	32,645
Other Securities	0.6		39,373

			102,308

Israel — 1.0%
Other Securities	1.0		62,445

Italy — 1.3%
Other Securities	1.3		83,380

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Japan — 13.8%
Denso	0.7%	849,400	$42,567
Hitachi	0.8	6,943,300	51,211
Japan Exchange Group	0.6	1,340,430	35,814
KDDI	0.7	684,800	43,015
Komatsu	0.5	1,441,398	29,978
Mitsubishi UFJ Financial Group	0.6	6,201,956	39,927
Mitsui Trust Holdings	0.8	9,989,025	49,084
SoftBank	0.8	608,659	49,292
Tokai Tokyo Securities	0.5	3,415,800	30,699
Toyota Motor	0.7	709,191	44,201
Other Securities	7.1		487,393

			903,181

Malaysia — 0.0%
Other Securities	0.0		2,341

Mexico — 0.9%
Other Securities	0.9		56,403

Netherlands — 3.9%
Core Laboratories	0.9	324,577	59,118
Reed Elsevier	0.5	1,406,400	30,102
Other Securities	2.5		167,110

			256,330

Norway — 2.0%
DnB	0.6	2,181,356	38,663
Statoil ADR	0.6	1,872,022	42,195
Other Securities	0.8		50,944

			131,802

Poland — 0.0%
Other Securities	0.0		537

Qatar — 0.4%
Other Securities	0.4		28,603

Russia — 1.1%
Other Securities	1.1		69,495

Singapore — 1.6%
Other Securities	1.6		104,377

South Africa — 0.7%
Sasol ADR	0.6	775,100	38,398
Other Securities	0.1		9,657

			48,055

South Korea — 3.7%
Samsung Electronics	1.2	56,782	80,159
Other Securities	2.5		162,261

			242,420

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Spain — 0.9%
Amadeus IT Holding, Cl A	0.6%	1,082,027	$40,609
Other Securities	0.3		15,148

			55,757

Sweden — 2.4%
Getinge, Cl B	0.5	1,073,866	33,682
Other Securities	1.9		121,893

			155,575

Switzerland — 6.3%
Actelion	0.5	356,150	29,756
Roche Holding	1.2	285,148	79,740
Zurich Insurance Group ADR (A)	0.6	1,348,600	37,815
Other Securities	4.0		264,076

			411,387

Taiwan — 1.8%
Other Securities	1.8		120,356

Thailand — 0.4%
Other Securities	0.4		24,205

Turkey — 1.2%
Other Securities	1.2		79,893

United Kingdom — 14.8%
3i Group	0.5	5,225,374	31,670
ARM Holdings	0.1	464,311	7,743
ARM Holdings ADR (A)	0.9	1,168,359	58,301
AstraZeneca ADR (A)	0.6	716,000	40,948
Diageo	0.5	1,008,631	32,152
HSBC Holdings	1.0	5,973,798	66,728
Rio Tinto ADR (A)	0.7	906,713	48,101
Royal Dutch Shell, Cl A	0.7	1,358,917	45,562
Royal Dutch Shell, Cl A (GBP)	0.1	120,089	4,029
Royal Dutch Shell ADR, Cl A	0.5	493,300	32,903
Shire	0.7	1,032,431	46,880
WPP	0.7	2,144,635	47,461
Other Securities	7.8		505,337

			967,815

United States — 3.2%
Everest Re Group (A)	0.5	214,083	33,575
Other Securities	2.7		173,670

			207,245

Total Common Stock (Cost $5,180,055) ($ Thousands)			6,248,777

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Percentage of Net Assets (%)	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

PREFERRED STOCK — 1.2%

Brazil — 0.6%
Other Securities	0.6%			$38,357

Germany — 0.6%
Volkswagen	0.5		120,700	32,095
Other Securities	0.1			9,239

				41,334

Total Preferred Stock (Cost $74,731) ($ Thousands)				79,691

AFFILIATED PARTNERSHIP — 6.2%
SEI Liquidity Fund, L.P. 0.080%**† (B)	6.2		403,258,372	403,258

Total Affiliated Partnership (Cost $403,258) ($ Thousands)				403,258

TIME DEPOSITS — 2.1%
Brown Brothers Harriman
4.150%, 12/02/2013		ZAR	52	5
1.650%, 12/02/2013		NZD	—	—
1.634%, 12/02/2013		AUD	1,502	1,373
0.600%, 12/02/2013		NOK	3	1
0.305%, 12/02/2013		CAD	92	87
0.244%, 12/02/2013		SEK	—	—
0.060%, 12/02/2013		GBP	490	803
0.041%, 12/02/2013		EUR	186	253
0.030%, 12/02/2013			122,792	122,792
0.005%, 12/02/2013		HKD	37,146	4,791
0.005%, 12/02/2013		SGD	705	562
0.005%, 12/02/2013		JPY	242,889	2,373
0.001%, 12/02/2013		CHF	564	624
(0.10)%, 12/02/2013		DKK	2	—

Total Time Deposits (Cost $133,664) ($ Thousands)				133,664

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Security	0.3			17,256

Total U.S. Treasury Obligation (Cost $17,254) ($ Thousands)				17,256

Total Investments — 105.4% (Cost $5,808,962) ($ Thousands)				$6,882,646

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
DJ Euro Stoxx 50 Index	592	Dec-2013	$258
FTSE 100 Index	187	Dec-2013	(232)
Hang Seng Index	22	Dec-2013	15
S&P TSX 60 Index	62	Dec-2013	(9)
SPI 200 Index	54	Dec-2013	(82)
Topix Index	130	Dec-2013	642

			$592

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/18/14	GBP	6,371	USD	9,988	$(440)
2/18/14	USD	10,245	GBP	6,371	183

					(257)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
State Street	(20,674)	20,416	$(257)

For the period ended November 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,532,920 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $393,054 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $403,258 ($ Thousands).

(C)	Security, or portion thereof, has been pledged with collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2013

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,224,027	$24,750	$—	$6,248,777
Preferred Stock	79,691	—	—	79,691
Affiliated Partnership	—	403,258	—	403,258
Time Deposits	—	133,664	—	133,664
U.S. Treasury Obligation	—	17,256	—	17,256

Total Investments in Securities	$6,303,718	$578,928	$—	$6,882,646

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$915	$—	$—	$915
Unrealized Depreciation	(323)	—	—	(323)
Forwards Contracts*
Unrealized Appreciation	—	183	—	183
Unrealized Depreciation	—	(440)	—	(440)

Total Other Financial Instruments	$592	$(257)	$—	$335

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.9%

Argentina — 0.2%
Other Securities	0.2%		$122

Australia — 0.9%
Other Securities	0.9		660

Austria — 2.4%
OMV	0.7	9,582	470
Schoeller-Bleckmann Oilfield Equipment	0.6	4,100	432
Other Securities	1.1		767

			1,669

Belgium — 0.6%
Other Securities	0.6		457

Brazil — 1.4%
Other Securities	1.4		983

Canada — 5.7%
Canadian National Railway	0.6	3,558	402
Royal Bank of Canada	0.7	7,100	472
Toronto-Dominion Bank	0.6	4,300	393
Other Securities	3.8		2,761

			4,028

Chile — 0.1%
Other Securities	0.1		41

China — 5.9%
Baidu ADR*	0.6	2,635	439
Bank of China	0.6	893,000	432
China Construction Bank	0.5	402,000	325
China Oilfield Services	0.7	167,800	506
Industrial & Commercial Bank of China	1.0	973,836	700
Other Securities	2.5		1,732

			4,134

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Colombia — 0.3%
Other Securities	0.3%		$226

Czech Republic — 0.4%
Komercni Banka	0.3	923	212
Other Securities	0.1		44

			256

Denmark — 0.9%
Novo-Nordisk, Cl B	0.7	2,570	462
Other Securities	0.2		190

			652

Finland — 1.2%
Other Securities	1.2		848

France — 6.1%
BNP Paribas	0.8	7,034	529
LVMH Moet Hennessy Louis Vuitton	0.7	2,433	460
Societe Generale	0.7	8,891	512
Thales	0.5	6,281	384
Other Securities	3.4		2,405

			4,290

Germany — 3.5%
BASF	0.6	3,936	421
Deutsche Bank	0.6	7,979	386
Other Securities	2.3		1,662

			2,469

Greece — 0.0%
Other Securities	0.0		16

Hong Kong — 4.0%
AIA Group	0.8	110,982	563
China Mobile	1.0	67,040	722
Other Securities	2.2		1,533

			2,818

India — 1.8%
ICICI Bank ADR	0.9	17,955	644
Other Securities	0.9		621

			1,265

Indonesia — 0.5%
Other Securities	0.5		353

Ireland — 1.0%
ICON*	0.6	11,788	449
Other Securities	0.4		297

			746

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Italy — 1.6%
Other Securities	1.6%		$1,103

Japan — 11.4%
Denso	0.9	12,600	631
Secom	0.6	7,000	432
Toyota Motor	1.8	20,010	1,247
Other Securities	8.1		5,737

			8,047

Malaysia — 0.1%
Other Securities	0.1		80

Mexico — 1.0%
Other Securities	1.0		726

Netherlands — 3.7%
Core Laboratories	1.2	4,818	878
European Aeronautic Defense and Space	0.6	6,258	445
Unilever	0.6	10,260	405
Other Securities	1.3		911

			2,639

New Zealand — 0.3%
Other Securities	0.3		183

Norway — 1.4%
DnB	1.1	43,794	776
Other Securities	0.3		229

			1,005

Philippines — 0.1%
Other Securities	0.1		43

Poland — 0.2%
Other Securities	0.2		126

Portugal — 0.1%
Other Securities	0.1		106

Russia — 0.2%
Other Securities	0.2		136

Singapore — 1.2%
DBS Group Holdings	0.6	32,000	438
Other Securities	0.6		413

			851

South Africa — 0.0%
Other Securities	0.0		13

South Korea — 3.9%
Hyundai Mobis	0.5	1,293	375

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Samsung Electronics	1.8%	903	$1,275
Other Securities	1.6		1,123

			2,773

Spain — 1.2%
Amadeus IT Holding, Cl A	0.9	16,318	613
Other Securities	0.3		209

			822

Sweden — 2.0%
Getinge, Cl B	0.7	15,940	500
Hennes & Mauritz, Cl B	0.9	14,386	612
Other Securities	0.4		269

			1,381

Switzerland — 6.1%
Novartis ADR	0.6	5,353	424
Novartis	0.6	5,463	433
Roche Holding	2.3	5,694	1,592
Other Securities	2.6		1,864

			4,313

Taiwan — 1.4%
Advanced Semiconductor
Engineering ADR	0.6	79,073	399
Other Securities	0.8		598

			997

Thailand — 0.5%
Other Securities	0.5		370

Turkey — 1.0%
Other Securities	1.0		723

United Kingdom — 13.2%
ARM Holdings ADR	1.2	17,322	864
ARM Holdings	0.2	6,842	114
Associated British Foods	0.5	10,163	382
AstraZeneca	0.5	6,447	371
Diageo	0.7	15,632	498
HSBC Holdings	1.4	90,041	1,006
Kingfisher	0.5	60,387	372
Reckitt Benckiser Group	0.6	4,847	390
Rio Tinto ADR	0.5	7,175	381
Shire	1.0	15,325	696
Standard Chartered	0.6	17,297	411
Other Securities	5.5		3,823

			9,308

United States — 3.4%
Everest Re Group	0.7	3,178	498
Other Securities	2.7		1,916

			2,414

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Percentage of Net Assets (%)	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

Total Common Stock (Cost $54,816) ($ Thousands)			$64,192

PREFERRED STOCK — 0.9%

Brazil — 0.9%
Other Securities	0.9%		625

Germany — 0.0%
Other Securities	0.0		19

Total Preferred Stock (Cost $719) ($ Thousands)			644

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	5.4	3,823,714	3,824

Total Cash Equivalent (Cost $3,824) ($ Thousands)			3,824

TIME DEPOSITS — 2.2%
Brown Brothers Harriman
4.150%, 12/02/2013		ZAR	—	—
1.650%, 12/02/2013		NZD	6	5
1.634%, 12/02/2013		AUD	52	47
0.600%, 12/02/2013		NOK	55	9
0.305%, 12/02/2013		CAD	67	63
0.244%, 12/02/2013		SEK	67	10
0.060%, 12/02/2013		GBP	51	83
0.041%, 12/02/2013		EUR	85	115
0.030%, 12/02/2013			1,046	1,046
0.005%, 12/02/2013		JPY	6,456	63
0.005%, 12/02/2013		SGD	16	13
0.005%, 12/02/2013		HKD	240	31
0.001%, 12/02/2013		CHF	43	48
(0.10)%, 12/02/2013		DKK	80	15

Total Time Deposits (Cost $1,548) ($ Thousands)				1,548

U.S. TREASURY OBLIGATIONS (A) — 0.5%
Other Securities	0.5			331

Total U.S. Treasury Obligations (Cost $331) ($ Thousands)				331

Total Investments —99.9% (Cost $61,238) ($ Thousands)				$70,539

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	30	Dec-2013	$32
FTSE 100 Index	10	Dec-2013	10
Hang Seng Index	1	Dec-2013	1
S&P TSX 60 Index	3	Dec-2013	14
SPI 200 Index	3	Dec-2013	2
Topix Index	7	Dec-2013	41

			$100

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/18/14	GBP	96	USD	150	$(7)
2/18/14		USD 154	GBP	96	3

					$(4)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
State Street	(311)	307	$(4)

For the period ended November 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $70,580 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Sterling Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2013

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,745	$447	$—	$64,192
Preferred Stock	644	—	—	644
Cash Equivalent	3,824	—	—	3,824
Time Deposits	—	1,548	—	1,548
U.S. Treasury Obligations	—	331	—	331

Total Investments in Securities	$68,213	$2,326	$—	$70,539

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$100	$—	$—	$100
Forwards Contracts*
Unrealized Appreciation	—	3	—	3
Unrealized Depreciation	—	(7)	—	(7)

Total Other Financial Instruments	$100	$(4)	$—	$96

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 32.0%

Agency Mortgage-Backed Obligations — 4.7%
FHLMC ARM (A)
3.255%, 03/01/2036	$4,737	$5,035
2.375%, 06/01/2035	3,854	4,097
2.014%, 10/01/2035	1,743	1,834
FNMA
6.000%, 09/01/2039 to 04/01/2040	2,831	3,116
3.000%, 05/01/2022	7,443	7,765
FNMA ARM (A)
2.553%, 10/01/2033	839	893
2.550%, 10/01/2033 to 05/01/2034	1,306	1,373
2.520%, 01/01/2034	1,281	1,356
2.513%, 05/01/2035	2,132	2,256
2.491%, 04/01/2034	2,161	2,310
2.463%, 09/01/2034	1,276	1,354
2.422%, 06/01/2035	1,216	1,287
2.404%, 04/01/2033	569	610
2.395%, 10/01/2033	601	634
2.361%, 08/01/2034	2,266	2,402
2.346%, 07/01/2036	3,355	3,567
2.345%, 05/01/2037	4,345	4,603
2.335%, 05/01/2035	1,360	1,444
2.305%, 10/01/2024	582	622
2.260%, 10/01/2033	1,213	1,285
2.249%, 06/01/2035	830	865
2.129%, 10/01/2035	2,403	2,535
2.060%, 09/01/2033	1,987	2,070
1.980%, 07/01/2034	2,662	2,831
1.972%, 07/01/2034	1,225	1,303
1.834%, 02/01/2035	2,936	3,043
1.828%, 03/01/2035	3,135	3,321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA ARM
1.839%, 12/20/2060	$3,588	$3,742
1.550%, 09/20/2060 to 11/20/2060	4,363	4,446
1.283%, 12/20/2060	4,073	4,126
1.269%, 11/20/2060	3,952	4,000

		80,125

Non-Agency Mortgage-Backed Obligations — 27.3%
A10 Securitization LLC, Ser 2, Cl A
2.620%, 11/15/2027 (B)	3,750	3,726
ARM Trust, Ser 2005-2, Cl 1A2
2.662%, 06/25/2035 (A)	900	839
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/2035	754	752
BAMLL Commercial Mortgage Securities Trust, Ser 2012-CLRN, Cl D
2.868%, 08/15/2029 (A) (B)	2,100	2,106
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	880	969
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,771
Banc of America Funding Trust, Ser 2006-I, Cl 1A1
2.424%, 12/20/2036 (A)	3,414	3,390
Banc of America Funding, Ser 2004-C, Cl 2A2
2.956%, 12/20/2034 (A)	969	943
Banc of America Funding, Ser 2005-F, Cl 4A1
2.744%, 09/20/2035 (A)	270	235
Banc of America Funding, Ser 2006-D, Cl 3A1
2.863%, 05/20/2036 (A)	194	170
Banc of America Funding, Ser 2010-R11A, Cl 4A6
2.351%, 11/26/2036 (A) (B)	2,997	3,007
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.326%, 01/26/2037 (A) (B)	1,926	1,855
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	3,583	3,603
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.856%, 06/25/2033 (A)	5,004	5,013

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	27

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.970%, 02/25/2035 (A)	$101	$101
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.860%, 12/25/2033 (A)	4,551	4,513
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.913%, 04/25/2034 (A)	2,484	2,485
Banc of America Re-Remic Trust, Ser DSNY, Cl E
2.767%, 09/15/2015 (A) (B)	1,500	1,504
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.596%, 08/25/2034 (A) (B)	3,303	3,023
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.704%, 01/21/2038 (A) (B)	1,602	1,625
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.083%, 11/25/2034 (A)	1,873	1,902
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A2
2.250%, 08/25/2035 (A)	5,990	5,995
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.475%, 12/25/2033	3,985	4,017
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.613%, 08/25/2034 (A)	5,600	5,665
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	4,463	4,347
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.429%, 04/25/2034 (A)	1,652	1,617
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.085%, 07/25/2034 (A)	5,451	5,407
Bear Stearns ARM Trust, Ser 2004-9, Cl 12A1
2.853%, 11/25/2034 (A)	2,348	2,324
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.600%, 03/25/2035 (A)	4,270	4,299
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	200	213
Bear Stearns Commercial Mortgage Securities, Ser PWR9, Cl A2
4.735%, 09/11/2042	841	842

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser T28, Cl F
6.149%, 09/11/2042 (A) (B)	$548	$315
Bear Stearns Commercial Mortgage Securities, Ser T28, Cl G
6.149%, 09/11/2042 (A) (B)	955	512
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.470%, 12/25/2036 (A)	54	73
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl 1
2.324%, 08/15/2026	3,600	3,606
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.740%, 02/25/2037 (A)	448	446
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.685%, 02/25/2037 (A)	2,587	2,596
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	285	298
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	1,428	1,469
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl J
0.748%, 08/15/2021 (A) (B)	1,815	1,771
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	88	87
Citigroup Commercial Mortgage Trust, Ser FL3A, Cl D
0.418%, 04/15/2022 (A) (B)	1,865	1,850
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.785%, 04/25/2037 (A)	1,366	1,107
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.746%, 11/25/2038 (A) (B)	3,825	3,921
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B)	4,451	4,457
Commercial Mortgage Pass-Through Certificates, Ser FL3, Cl MMHP
3.768%, 10/13/2016 (A) (B)	4,000	4,000
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	201	208
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	162	163
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	88	87

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	$102	$101
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	187	188
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	65	65
Commercial Mortgage Trust, IO
1.223%, 08/10/2023	31,582	1,915
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	231	232
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018	1,442	1,426
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.570%, 08/25/2033 (A)	252	247
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.243%, 07/25/2034 (A)	1,413	1,379
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	1,179	1,217
Credit Suisse Commercial Mortgage Trust, Ser 2007, Cl C2
0.398%, 01/15/2049 (A)	3,000	2,799
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
2.660%, 11/25/2032 (A)	277	278
Credit Suisse First Boston Mortgage Securities, Ser C2, Cl AMFX
4.877%, 04/15/2037	2,800	2,823
Credit Suisse Mortgage Capital Certificates, Ser 2006, Cl C3
5.988%, 06/15/2016 (A)	3,960	4,323
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	3,000	3,235
Credit Suisse Mortgage Capital Certificates, Ser C2, Cl A3
5.542%, 01/15/2049 (A)	1,630	1,810
Credit Suisse Mortgage Capital Certificates, Ser TF2A, Cl SVJ
1.388%, 10/15/2021 (A) (B)	3,300	3,250
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/2036 (B)	1,089	1,096

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CS First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
2.526%, 09/25/2034	$3,473	$3,501
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	2,732	2,732
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	115	121
DBUBS Mortgage Trust, Ser LC2A, Cl XA, IO
1.605%, 07/10/2044 (A) (B)	43,274	2,527
Del Coronado Trust, Ser HDC, Cl E
2.818%, 03/15/2026 (A) (B)	3,000	3,005
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2007-OA5, Cl A1A
0.366%, 12/25/2015 (A)	2,189	1,882
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.706%, 06/25/2034 (A)	6,374	5,855
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	3,641	3,711
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
1.008%, 09/19/2044 (A)	490	458
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
0.988%, 09/19/2044 (A)	2,117	2,026
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.528%, 01/19/2045 (A)	2,054	1,721
Extended Stay America Trust, Ser ESFL, Cl CFL
1.669%, 12/05/2031 (A) (B)	2,400	2,334
Extended Stay America Trust, Ser ESFL, Cl DFL
3.309%, 12/05/2031 (A) (B)	3,560	3,503
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.718%, 02/25/2048 (A) (B)	5,029	5,041
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.680%, 11/29/2037 (A) (B)	1,444	1,444
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.251%, 05/25/2035 (A)	514	469
First Horizon Pass-Through Trust, Ser 2003-8, Cl 1A3
5.000%, 10/25/2033	1,073	1,078
Fontainebleau Miami Beach Trust, Ser FBLU, Cl D
5.007%, 05/05/2017 (B)	2,000	2,060

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	29

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fontainebleau Miami Beach Trust, Ser FBLU, Cl E
5.253%, 05/05/2017 (B)	$3,000	$3,039
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	714	715
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.854%, 12/19/2033 (A)	1,602	1,607
Granite Master Issuer, Ser 2006-3, Cl A4
0.248%, 12/20/2054 (A)	397	392
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.368%, 12/20/2054 (A)	728	719
Greenwich Capital Commercial Funding, Ser GG11, Cl A4
5.736%, 12/10/2049	2,280	2,568
GS Mortgage Securities II, Ser 2006-GG6, Cl AM
5.622%, 04/10/2038 (A)	2,000	2,169
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.799%, 08/10/2046 (A)	1,020	1,128
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	116	122
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	61	61
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	133	133
GS Mortgage Securities II, Ser C2, Cl XA, IO
0.843%, 12/10/2043 (A) (B)	60,441	994
GS Mortgage Securities II, Ser GC3, Cl X, IO
1.265%, 03/10/2044 (A) (B)	46,829	1,950
GS Mortgage Securities II, Ser KYO, Cl D
2.769%, 11/08/2029 (A) (B)	1,310	1,307
GS Mortgage Securities II, Ser KYO, Cl XA1, IO
3.249%, 11/08/2029 (A) (B)	32,323	1,200
GS Mortgage Securities Trust, Ser GSMS-GC14, Cl A1
1.217%, 08/10/2046	331	331
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.566%, 10/25/2032 (A)	168	164
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.842%, 01/25/2035 (A)	761	758

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.818%, 04/25/2035 (A)	$1,092	$1,036
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A)	1,635	1,611
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.368%, 11/19/2034 (A)	171	150
Hilton USA Trust, Ser HLF, Cl AFL
1.169%, 11/05/2030 (A) (B)	375	375
Hilton USA Trust, Ser HLF, Cl BFL
1.669%, 11/05/2030 (A) (B)	3,000	3,003
Hilton USA Trust, Ser HLF, Cl CFL
2.069%, 11/05/2018 (A) (B)	1,500	1,502
Hilton USA Trust, Ser HLF, Cl DFL
2.919%, 11/05/2018 (A) (B)	5,000	5,007
HSI Asset Securitization Trust, Ser NC1, Cl 2A4
0.486%, 07/25/2035 (A)	1,723	1,638
Impac CMB Trust, Ser 10, Cl 4M1
1.066%, 03/25/2035 (A)	351	310
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.416%, 04/25/2037 (A)	2,171	2,000
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
2.992%, 07/25/2037 (A)	1,184	1,042
JPMorgan Alternative Loan Trust, Ser 2007-A1, Cl 2A1
2.640%, 03/25/2037 (A)	685	524
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (A)	4,942	5,157
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FD1, Cl M2
0.656%, 07/25/2035	680	677
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	116	120
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	160	165
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (B)	16	16
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A1
1.600%, 08/15/2046	91	91

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	$57	$57
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-ALC
3.024%, 07/17/2026	4,450	4,472
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	247	248
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl A
1.568%, 10/15/2030 (A) (B)	2,270	2,273
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl D1
3.582%, 09/15/2018	3,000	3,004
JPMorgan Chase Commercial Mortgage Securities, Ser ALC, Cl D
3.617%, 07/17/2018 (A) (B)	1,300	1,291
JPMorgan Chase Commercial Mortgage Securities, Ser C3, Cl XA, IO
1.459%, 02/15/2046 (A) (B)	39,658	1,910
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	32	32
JPMorgan Chase Commercial Mortgage Securities, Ser CB12, Cl A3B
5.463%, 09/12/2037 (A)	272	275
JPMorgan Chase Commercial Mortgage Securities, Ser CNTR, Cl XA, IO
2.243%, 08/05/2032 (A) (B)	14,696	1,417
JPMorgan Chase Commercial Mortgage Securities, Ser FL3, Cl XCP, IO
1.661%, 04/15/2028 (A) (B)	58,000	518
JPMorgan Chase Commercial Mortgage Securities, Ser JWRZ, Cl C
1.668%, 04/15/2030 (A) (B)	3,000	2,976
JPMorgan Chase Commercial Mortgage Securities, Ser JWRZ, Cl D
3.158%, 04/15/2030 (A) (B)	1,400	1,395
JPMorgan Chase Commercial Mortgage Securities, Ser LDP1, Cl A2
4.625%, 03/15/2046	478	478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser LDP5, Cl A2
5.198%, 12/15/2044	$4,133	$4,162
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	1,126	1,150
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.764%, 06/25/2035 (A)	2,020	2,006
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.777%, 07/25/2035 (A)	482	481
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.806%, 07/25/2035 (A)	2,279	2,285
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.737%, 07/25/2035 (A)	1,856	1,862
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.809%, 07/25/2035 (A)	1,523	1,523
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.746%, 06/25/2037 (A)	158	139
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A4
5.524%, 06/15/2029 (A)	1,697	1,718
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	810	888
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A3
4.545%, 02/15/2030	501	501
LB-UBS Commercial Mortgage Trust, Ser C4, Cl AM
6.075%, 06/15/2038 (A)	1,420	1,562
Marathon CLO, Ser 2005-2A, Cl B
1.052%, 12/20/2019 (A) (B)	2,000	1,954
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.578%, 07/25/2035 (A)	192	167
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	5,497	5,767
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.609%, 10/20/2029 (A)	599	596
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.157%, 12/25/2034 (A)	2,835	2,822
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A1
0.826%, 09/25/2029 (A)	1,322	1,298

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	31

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors Trust, Ser A4, Cl 1A
2.787%, 07/25/2035 (A)	$1,333	$1,119
Merrill Lynch Mortgage Investors Trust, Ser MLCC 2003-G, Cl A1
0.806%, 01/25/2029 (A)	1,539	1,449
Merrill Lynch Mortgage Trust, Ser MCP1, Cl AM
4.805%, 06/12/2043 (A)	4,615	4,862
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (A)	62	63
Morgan Stanley Capital I, Ser IQ16, Cl AM
6.298%, 12/12/2049 (A)	885	1,007
Morgan Stanley Capital I, Ser T19, Cl AAB
4.852%, 06/12/2047	429	431
Morgan Stanley Capital I, Ser T23, Cl AAB
5.973%, 08/12/2041 (A)	1,711	1,760
Morgan Stanley Capital I, Ser XLFA, Cl A2
0.268%, 10/15/2020 (A) (B)	3,495	3,486
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.862%, 11/25/2034 (A)	1,768	1,714
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.436%, 09/25/2035 (A)	775	750
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	113	113
Motel 6 Trust, Ser MTL6, Cl XA1, IO
3.171%, 10/05/2025 (A) (B)	21,810	667
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034	3,322	3,430
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.566%, 02/25/2035 (A)	112	112
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/2038 (A)	2,666	2,572
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.504%, 08/25/2033 (A)	1,979	1,981
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.459%, 08/25/2022 (A)	1,499	1,411
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/2033	4	4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019	$2,002	$2,056
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033	387	410
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.968%, 10/20/2027 (A)	1,880	1,803
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	373	366
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	2,609	2,595
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	3,703	3,639
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/2043 (A)	1,810	1,579
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	4,685	4,791
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	2,805	2,859
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	3,326	3,320
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	196	194
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	2,763	2,756
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.533%, 03/25/2034 (A)	3,801	3,759
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.036%, 04/25/2035 (A)	2,921	2,736
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.906%, 09/25/2044 (A)	2,916	2,791
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.323%, 07/25/2045 (A)	3,272	3,213
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/2037 (A)	3,058	2,794

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.336%, 09/25/2037 (A)	$3,300	$3,154
UBS Commercial Mortgage Trust, Ser C1, Cl XA, IO
2.522%, 05/10/2045 (A) (B)	12,956	1,718
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	99	99
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	73	73
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	239	238
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	145	151
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 10/15/2044 (A)	128	137
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.289%, 12/15/2044 (A)	225	241
Wachovia Bank Commercial Mortgage Trust, Ser C22, Cl A3
5.484%, 12/15/2044 (A)	48	48
Wachovia Bank Commercial Mortgage Trust, Ser C26, Cl A2
5.935%, 06/15/2045	278	282
Wachovia Bank Commercial Mortgage Trust, Ser WHL8, Cl A2
0.308%, 06/15/2020 (A) (B)	4,820	4,706
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.446%, 10/25/2033 (A)	1,158	1,165
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.305%, 08/25/2033 (A)	107	107
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.532%, 03/25/2034 (A)	4,835	4,797
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.608%, 07/25/2044 (A)	5,879	5,647
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
0.548%, 11/25/2034 (A)	1,956	1,889

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.588%, 06/25/2044 (A)	$4,486	$4,080
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	2,231	2,308
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	464	480
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.566%, 01/25/2045 (A)	564	537
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.486%, 08/25/2045 (A)	3,916	3,776
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.593%, 10/25/2045 (A)	750	739
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.434%, 12/25/2035 (A)	216	198
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.436%, 12/25/2045 (A)	3,884	3,529
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.436%, 12/25/2045 (A)	343	310
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.456%, 12/25/2045 (A)	2,796	2,498
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A1A
0.476%, 01/25/2045 (A)	1,499	1,406
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.496%, 01/25/2045 (A)	1,164	1,074
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.546%, 01/25/2045 (A)	1,765	1,636
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.396%, 04/25/2045 (A)	3,761	3,537

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	33

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.456%, 07/25/2045 (A)	$4,551	$4,253
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.486%, 07/25/2045 (A)	2,190	2,068
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.420%, 10/25/2036 (A)	1,733	1,487
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.207%, 04/25/2047 (A)	5,008	3,511
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	102	101
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	332	334
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.620%, 09/25/2033 (A)	1,740	1,750
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.884%, 05/25/2034 (A)	538	538
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.616%, 07/25/2034 (A)	1,890	1,891
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.938%, 08/25/2034 (A)	3,467	3,530
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.624%, 09/25/2034 (A)	2,611	2,659
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.615%, 09/25/2034 (A)	5,556	5,584
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.618%, 09/25/2034 (A)	1,411	1,426
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.673%, 10/25/2034 (A)	6,771	6,777

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.616%, 11/25/2034 (A)	$6,509	$6,564
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.617%, 12/25/2034 (A)	2,632	2,657
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.610%, 02/25/2035 (A)	5,135	5,121
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.636%, 06/25/2035	5,553	5,623
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.636%, 06/25/2035 (A)	1,938	1,958
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.636%, 06/25/2035 (A)	116	116
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.634%, 06/25/2035 (A)	1,934	1,969
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.672%, 02/25/2034 (A)	1,351	1,362
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.645%, 03/25/2035 (A)	2,816	2,815
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.065%, 05/25/2035 (A)	833	852
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.627%, 06/25/2035 (A)	2,634	2,646
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.652%, 06/25/2034 (A)	2,721	2,731
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A1
2.628%, 03/25/2036 (A)	234	233

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	$730	$706
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-8, Cl A15
6.000%, 07/25/2036	602	580
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.740%, 09/25/2036 (A)	1,218	1,111
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.304%, 02/15/2044 (A) (B)	30,855	1,242
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	56	57
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	337	338
WFRBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	103	102

		465,928

Total Mortgage-Backed Securities (Cost $541,600) ($ Thousands)		546,053

LOAN PARTICIPATIONS — 25.8%
Acquisitions Cogeco Cable II, Term Loan B
3.250%, 09/20/2019	248	247
Activision Blizzard, Term Loan B
3.250%, 07/26/2020	3,000	3,007
Advanstar Communications, Term Loan
5.500%, 04/29/2019	995	983
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	738	746
4.250%, 12/18/2017	1,602	1,611
Affinia Group
4.750%, 04/25/2020	2,735	2,769
Affinion Group Holdings
6.500%, 10/09/2016	4,974	4,919
Air Medical Group Holdings, 1st Lien
7.625%, 05/31/2018	3,275	3,210
Air Medical Group Holdings, Term Loan B1
6.500%, 06/30/2018	1,390	1,403
Alere, Term Loan B
4.250%, 06/30/2017	495	498
Alinta Ltd., Unfunded Term Loan
0.000%, 08/13/2018 (C)	195	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	$2,979	$2,977
Allegion US Holding, Term Loan B, 1st Lien
3.000%, 12/25/2020	4,000	4,001
Allflex Holdings, Term Loan
4.250%, 06/05/2020	400	402
Alliance Laundry Systems LLC, Term Loan B
4.250%, 12/10/2018	2,834	2,842
Alliant Holdings, Term Loan, Tranche 1
5.000%, 12/20/2019	3,933	3,940
Allison Transmission
3.750%, 08/23/2019	2,983	2,992
Alpha Natural Resources, Term Loan B
3.500%, 05/31/2020	2,241	2,200
AMC Entertainment, Term Loan
3.500%, 04/30/2020	2,373	2,371
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	2,250	2,247
American Renal Holdings, Term Loan
4.500%, 08/20/2019	1,343	1,340
American Rock Salt, Term Loan
8.500%, 03/20/2020	1,310	1,290
American Rock Salt, Term Loan B
5.500%, 04/25/2017	737	742
Apex Tool Group
4.500%, 01/25/2020	1,990	1,993
Applied Systems, Hybrid Term Loan, 2nd Lien
8.250%, 06/08/2017	940	946
Applied Systems, Term Loan B
4.250%, 12/08/2016	1,990	1,994
Aramark US
0.029%, 07/26/2016	27	28
Aramark, Term Loan
3.748%, 07/26/2016	463	464
Aramark, Term Loan C
3.748%, 07/26/2016	878	879
Aramark, Term Loan D
4.000%, 08/22/2019	1,000	1,004
Asurion, LLC
4.500%, 05/24/2019	2,340	2,339
Asurion, LLC, Term Loan B
3.500%, 06/19/2020	1,023	1,004
Atlas Energy, L.P., Term Loan B
6.500%, 07/31/2019	380	387
Atlas Energy, Term Loan B
6.500%, 07/31/2019	835	852
August LuxUK Holding, Term Loan
5.000%, 04/27/2018	588	590

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	35

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
August U.S. Holdings, Term Loan
5.000%, 04/27/2018	$452	$454
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	973	968
Avaya, Term Loan B-3
4.762%, 10/26/2017	811	776
Bally Technologies, 1st Lien
0.000%, 08/21/2020 (C)	3,131	3,149
Bass Pro Group LLC, Term Loan B
4.000%, 11/20/2019	2,851	2,861
Berry Plastics
3.500%, 02/08/2020	1,985	1,979
Berry Plastics, Term Loan D
3.500%, 02/08/2020	5	5
Biomet
3.751%, 07/25/2017	34	34
3.751%, 10/25/2018	494	497
3.670%, 07/25/2017	880	886
3.670%, 10/25/2018	598	603
3.668%, 10/25/2018	28	28
Biomet, Term Loan B1
3.679%, 07/25/2017	1,059	1,067
Biomet, Term Loan B2
3.679%, 07/25/2017	720	726
Biomet, Term Loan B3
3.679%, 07/25/2017	594	599
BJ’s Wholesale Club
4.500%, 09/26/2019	4,729	4,743
BJ’s Wholesale Club, 1st Lien
4.250%, 09/26/2019	6	6

BJ’s Wholesale Club, 2nd Lien
8.500%, 03/31/2020	896	913
Booz Allen Hamiliton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	1,982	1,983
Boyd Acquisition
4.250%, 11/20/2017	969	974
Boyd Gaming, Term Loan B
4.000%, 08/12/2020	4,000	4,005
Bright Horizons Family Solutions LLC, Term Loan
4.000%, 01/30/2020	347	349
Britax Childcare, Cov-Lite
4.500%, 10/07/2020	625	627
Burlington Coat Factory, Term Loan B
4.250%, 02/23/2017	468	470
Calpine
4.000%, 04/01/2018	1,290	1,297
Cannery Casino Resorts LLC
6.000%, 10/02/2018	292	287
CDW, Term Loan
3.500%, 04/29/2020	1,990	1,980
Cedar Fair L.P.
3.250%, 03/06/2020	491	492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cequel Communications
3.500%, 02/10/2019	$2,489	$2,490
3.500%, 02/14/2019	6	6
Ceramtec Acquisition, Initial Dollar
4.250%, 08/30/2020	74	74
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	227	228
CeramTec GmbH, Term Loan B
4.250%, 07/30/2020	748	750
Ceridian, Term Loan
4.420%, 05/09/2017	4,282	4,299
Charter Communications Operating LLC, Term Loan E
3.000%, 07/01/2020	3,067	3,023
Commscope
3.750%, 01/14/2018	540	540
Commscope, Term Loan B2, 1st Lien
0.000%, 01/26/2018 (C)	1,000	1,005
Community Health Systems, Term Loan B
3.776%, 01/25/2017	22	22
3.761%, 01/25/2017	839	843
CompuCom Systems, Term Loan B
4.250%, 05/07/2020	399	397
Constellation Brands, Term Loan B
2.750%, 05/01/2020	723	722
ConvaTec Dollar
4.000%, 12/22/2016	1,224	1,230
Cristal Inorganic Chemicals US
6.026%, 11/15/2014	333	333

Cumulus Media Holdings, Term Loan
4.500%, 09/17/2018	2,137	2,147
DAE Aviation Holdings, Term Loan B1
6.250%, 11/02/2018	2,052	2,062
David’s Bridal
5.000%, 10/05/2019	2,084	2,086
Davita, Term Loan B2
4.000%, 11/01/2019	993	998
Del Monte Foods
4.000%, 03/08/2018	2,285	2,293
Dex Media West, Term Loan
8.000%, 12/30/2016	2,438	1,880
Digital Globe
3.750%, 01/25/2020	746	753
Digital Insight, 1st Lien
4.750%, 08/01/2019	857	864
Doncaster PLC, Term Loan
5.500%, 04/09/2020	1,990	2,006
Dunkin Brands, Term Loan B3
3.750%, 02/14/2020	4,679	4,686

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DuPont Performance Coatings, Term Loan
4.750%, 02/01/2020	$1,990	$2,004
Eagle Parent
5.000%, 05/16/2018	2,379	2,390
EFS Cogen, Term Loan B, 1st Lien
0.000%, 12/17/2020 (C)	1,866	1,866
Emergency Medical Services
4.000%, 05/25/2018	85	85
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	377	378
4.000%, 05/25/2018	769	771
Endurance International, 1st Lien
6.250%, 11/06/2019	1,310	1,317
5.000%, 11/09/2019	1,573	1,581
Energy Transfer Equity, Term Loan B, 1st Lien
3.750%, 11/15/2019	4,237	4,226
Energy Transfer Partners
3.750%, 03/24/2017	248	247
Entravision Communications, Term Loan B
3.500%, 06/01/2020	1,350	1,326
EP Energy LLC, Term Loan, Tranche 1
4.500%, 04/26/2019	188	188
EP Energy, Term Loan B
3.500%, 05/24/2018	1,213	1,213
Equinox Fitness Clubs, Term Loan B
4.500%, 01/31/2020	1,488	1,495
Equinox Fitness, Term Loan
4.500%, 01/31/2020	5	5
Essential Power, Term Loan
4.250%, 08/08/2019	2,954	2,957
EZE Castle Software LLC, Term Loan, 1st Lien
4.750%, 04/06/2020	384	386
EZE Castle Software, Term Loan
4.750%, 04/06/2020	141	142
Federal Mogul
2.138%, 12/29/2014	3	3
2.118%, 12/29/2014	1,700	1,678
Federal Mogul, Term Loan C
2.128%, 12/28/2015	3	3
2.118%, 12/28/2015	1,004	991
First Data, Term Loan
4.170%, 03/23/2018	3,936	3,944
Firth Rixson Ltd., Term Loan B
4.250%, 06/30/2017	2,204	2,212
Fortescue Metals Group, Ltd., 1st Lien
4.250%, 06/30/2019	1,299	1,310
Four Seasons Holdings, Term Loan
4.250%, 06/24/2020	1,000	1,005

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Freescale Semiconductor
5.000%, 02/13/2020	$2,342	$2,366
Generac Power Systems, Term Loan B
3.500%, 05/30/2018	1,167	1,167
Genesys Telecom
4.000%, 02/08/2020	2,060	2,047
Genesys, Cov-Lite, Term Loan, 1st Lien
0.000%, 11/04/2020 (C)	583	582
Genpact International, Term Loan B
3.500%, 08/17/2019	1,986	1,989
Global Cash Access
4.000%, 02/01/2016	304	305
GNC, Term Loan B, 1st Lien
0.000%, 03/26/2019 (C)	4,956	4,944
Go Daddy LLC, Term Loan
4.250%, 12/16/2018	560	560
Gray Television, Term Loan B
4.750%, 10/12/2019	286	287
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien
0.000%, 11/04/2020 (C)	1,167	1,164
Grohe Holding GmbH, Term Loan
5.000%, 05/18/2017	1,714	1,716
Guitar Center, Term Loan
6.370%, 04/09/2017	1,991	1,920
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	1,836	1,847
Harbor Freight Tools, Term Loan
4.750%, 07/25/2019	3,735	3,773
Harron Communications, Term Loan B
3.500%, 10/06/2017	584	585
HCA, Term Loan
3.026%, 03/31/2017	300	300
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
4.000%, 09/23/2020	3,938	3,948
Hologic, Term Loan
3.750%, 08/01/2019	761	764
Houghton International, Term Loan
4.000%, 12/20/2019	248	248
HUB International, Ltd., Term Loan B, 1st Lien
4.750%, 09/17/2020	5,100	5,149
Hudson’s Bay, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/07/2020	3,250	3,290
Hudson’s Bay, Term Loan, 1st Lien
4.750%, 10/07/2020	1,750	1,771
Huntsman International, 1st Lien
0.000%, 01/31/2021 (C)	5,000	5,002
IMS Health
3.750%, 09/01/2017	2,066	2,072

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	37

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ineos Holdings Limited, Cov-Lite
4.000%, 05/04/2018	$2,019	$2,023
Information Resources, Cov-Lite
4.750%, 09/26/2020	121	123
Information Resources, Cov-Lite, Tranche 2
4.750%, 09/30/2020	97	98
Information Resources, Cov-Lite, Tranche 3
4.750%, 09/30/2020	57	57
Information Resources, Cov-Lite, Tranche 4
4.750%, 09/30/2020	25	25
Integra Telecom, Term Loan B
5.250%, 02/22/2019	465	470
5.250%, 02/22/2019	470	475
Intelesat Jackson Ltd., Term Loan B1
4.250%, 04/02/2018	1,678	1,681
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	267	264
Inventiv Health, Term Loan B
7.500%, 08/04/2016	1,600	1,581
ION Trading Technologies Ltd., Term Loan
4.500%, 05/22/2020	1,636	1,643
ION Trading Technologies, Cov-Lite, 2nd Lien
8.250%, 05/22/2021	1,920	1,938
ISS A/S, Term Loan B
3.750%, 04/18/2018	277	277
J. Crew Group, Term Loan B
4.000%, 03/07/2018	3,718	3,731
Jarden, Term Loan B, 1st Lien
2.918%, 09/30/2020	2,300	2,300
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/22/2018	1,920	1,875
Kronos, Incremental Term Loan
4.500%, 10/30/2019	2,193	2,202
Lamar Media
4.000%, 12/30/2016	17	17
Language Line, Term Loan B
6.250%, 06/20/2016	4,171	4,155
Lawson Software, Term Loan B
5.250%, 04/05/2018	3,991	4,008
Leslie’s Poolmart, Term Loan B
5.250%, 10/16/2019	3,366	3,375
2.000%, 10/11/2019	18	—
Level 3 Communications, Term Loan
4.000%, 08/01/2019	2,000	2,012
Level 3 Communications, Term Loan B
4.000%, 01/15/2020	1,500	1,509

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lifepoint Hospitals, Term Loan
2.680%, 07/24/2017	$358	$359
Light Tower Fiber, LLC
8.000%, 04/12/2021	1,000	1,001
4.500%, 04/11/2020	1,381	1,381
Light Tower Fiber, LLC, Term Loan
4.500%, 04/13/2020	614	614
Live Nation Entertainment
3.500%, 11/07/2016	958	959
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,741	1,736
MacDermid, Term Loan
4.000%, 06/05/2020	1,995	2,005
Media General, Delayed Term Loan
6.000%, 07/30/2020	1,000	1,009
Mediacom Communications, Term Loan H
3.250%, 01/22/2021	3,142	3,123
MEG Energy
3.750%, 03/21/2020	637	641
Merlin Entertainments, Term Loan
3.932%, 07/01/2019	1,101	1,103
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	412	411
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	1,178	1,176
Michaels Stores
3.750%, 01/24/2020	1,512	1,516
Michaels Stores, Term Loan
3.750%, 01/28/2020	488	489
Michaels Stores, Term Loan B
3.750%, 01/28/2020	488	489
Midcontinent Communications, Term Loan B
3.500%, 12/31/2016	489	489
Minimax GmbH, Term Loan B
4.500%, 08/07/2020	3,900	3,918
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
0.000%, 11/06/2018 (C)	2,290	2,278
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
0.000%, 11/19/2019 (C)	1,548	1,567
MTL Publishing, Term Loan B
4.250%, 06/29/2018	2,988	2,998
Navistar International, Term Loan
5.750%, 08/17/2017	1,383	1,404
NCI Building Systems, Term Loan
4.250%, 06/14/2019	1,568	1,569
4.250%, 06/24/2019	65	65
Neiman Marcus Group, Term Loan, 1st Lien
5.000%, 10/25/2020	4,000	4,024

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nelson Education, Term Loan B-1
2.748%, 07/04/2014	$746	$557
NEP Supershooters LP, Term Loan
4.750%, 01/22/2020	447	448
NewPage, Term Loan
7.750%, 12/21/2018	2,084	2,126
Nielsen Finance LLC, CL E Dollar, Term Loan
2.918%, 05/02/2016	86	86
NRG Energy, Term Loan
2.750%, 07/01/2018	250	249
NXP
4.500%, 03/03/2017	468	473
NXP Semiconductors, Incremental Term Loan C
4.750%, 01/10/2020	1,985	1,986
NXP, Cov-Lite, Term Loan D, 1st Lien
0.000%, 01/10/2020 (C)	1,985	1,986
Ocwen Financial, Term Loan
5.000%, 02/15/2018	1,493	1,510
One Call Medical, Term Loan, 1st Lien
0.000%, 11/20/2020 (C)	2,144	2,128
One Call Medical, Term Loan, 2nd Lien
0.000%, 11/21/2021 (C)	1,684	1,688
OXEA, Term Loan
4.250%, 12/06/2019	2,520	2,533
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	4,000	4,018
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	1,492	1,498
Pilot Travel Centers, LLC, Term Loan Tranche B
4.250%, 08/07/2019	988	987
Pinnacle Entertainment, Term Loan B
3.750%, 08/05/2020	1,496	1,501
Pinnacle Foods Group, LLC
3.250%, 04/29/2020	573	572
Pinnacle Foods Group, LLC, Term Loan H
3.250%, 04/29/2020	1,320	1,318
Progressive Waste Solutions, Term Loan B
3.500%, 10/24/2019	149	149
Progressive Waste, Term Loan B, 1st Lien
0.000%, 10/24/2019 (C)	5,530	5,530
Proquest, Term Loan B
6.000%, 04/13/2018	493	495

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PVH, Term Loan B, 2012 Bank Loan, Tranche 1
3.250%, 02/13/2020	$583	$583
Quicksilver Resources, 2nd Lien
7.000%, 06/12/2019	2,000	1,955
Quintiles Transnational, Term Loan B
4.500%, 06/08/2018	1,917	1,918
Quintiles Transnational, Term Loan B3, 1st Lien
0.000%, 06/08/2018 (C)	1,580	1,579
Raycom TV Broadcasting, Tranche B
4.250%, 05/31/2017	585	585
RE/MAX International, Term Loan
4.000%, 07/29/2020	2,855	2,847
Realogy, Extended Synthetic Term Loan
4.540%, 10/10/2016	88	89
Redtop Acquisitions, Ltd., 1st Lien
0.000%, 12/22/2020 (C)	625	627
Redtop Acquisitions, Ltd., 2nd Lien
0.000%, 06/22/2021 (C)	525	528
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	3,072	3,071
Rexnord, LLC, Term B
4.000%, 08/21/2020	1,720	1,720
Rice Drilling B, Term Loan, 2nd Lien
8.500%, 10/25/2018	2,063	2,099
Rite Aid
4.000%, 02/07/2020	1,493	1,503
Riverbed Technology, Term Loan Tranche 1
4.000%, 12/13/2019	913	919
Roundy’s Supermarkets, Term Loan B
5.750%, 02/13/2019	689	675
5.750%, 02/13/2019	296	290
Ruby Western Pipeline
3.500%, 03/22/2020	825	827
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	120	121
Salem Communications, Term Loan B
4.500%, 03/12/2020	1,460	1,464
San Juan Cable Holdings, Term Loan B
6.000%, 06/09/2017	1,973	1,975
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/20/2017	1,225	1,232
Sealed Air, Term Loan B
4.000%, 10/03/2018	2,805	2,808

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	39

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Seaworld
3.000%, 05/14/2020	$2,745	$2,709
Sedgwick CMS Holdings, Term Loan
8.000%, 12/10/2018	2,176	2,212
4.250%, 06/12/2018	1,496	1,500
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/08/2020	748	747
Sensata Technologies
3.750%, 05/12/2018	341	344
Sequa, Term Loan B
5.250%, 06/19/2017	744	735
Serta Simmons Holdings, Term Loan B
5.000%, 10/01/2019	2,155	2,161
Sheridan Healthcare, Term Loan
4.500%, 06/29/2018	3,152	3,170
Sheridan Holdings, Term Loan
9.000%, 07/01/2019	250	251
Smart & Final, Cov-Lite, Term Loan
4.500%, 11/08/2019	993	992
Smart Technologies, Term Loan
10.500%, 01/31/2018	140	134
Sophoros PLC
6.500%, 05/10/2019	1,834	1,834
Spectrum Brands
3.500%, 08/11/2017	649	649
Spectrum Brands, Term Loan
3.500%, 08/13/2019	649	650
Sprouts Farmers Markets LLC, Term Loan
4.000%, 04/23/2020	1,215	1,222
Standard Aero, Term Loan B2
6.250%, 11/02/2018	930	935
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	547	545
Sungard Data Systems (Solar Capital), Tranche 1
4.500%, 01/31/2020	298	299
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	1,906	1,920
Surgical Care Affiliates, LLC, Term Loan
4.250%, 06/29/2018	1,122	1,125
Surgical Care Affiliates, LLC, Term Loan B
4.276%, 12/29/2017	1,386	1,386
Syncreon Holdings, Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	3,792	3,764
Syniverse Holdings, Term Loan
4.000%, 04/23/2019	1,212	1,219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Teine Energy Ltd., Term Loan B
7.500%, 05/17/2019	$1,658	$1,679
Telesat Canada, Term Loan B
3.500%, 03/28/2019	397	397
Templar Energy, Cov-Lite, 2nd Lien
8.000%, 11/25/2020	3,250	3,248
Terex, 1st Lien
3.500%, 04/28/2017	373	375
Texas Competitive, Extended Term Loan
4.739%, 10/10/2017	284	196
4.668%, 10/10/2017	580	401
The Pantry, Term Loan B
4.750%, 08/03/2019	990	999
TI Automotive Ltd., Term Loan B
5.500%, 03/27/2019	1,007	1,014
Time Warner Telecom Holdings, Term Loan B
2.680%, 04/05/2020	388	389
Trans Union, LLC, Term Loan
4.250%, 02/10/2019	2,711	2,726
TransDigm
3.750%, 02/25/2020	3,981	3,998
Travelport, LLC, Term Loan
6.250%, 06/26/2019	5	5
Travelport, Term Loan
6.250%, 06/21/2019	1,920	1,960
Tribune Company, Term Loan Tranche 1
4.000%, 12/31/2019	1,191	1,190
Tribune, Term Loan B, 1st Lien
0.000%, 11/20/2020 (C)	4,593	4,572
Tronox, Term Loan B
4.500%, 02/03/2018	531	537
4.500%, 02/08/2018	467	472
True Religion Apparel, Term Loan
5.875%, 07/30/2019	1,400	1,339
TWCC Holding Weather Channel, Term Loan B
3.500%, 02/13/2017	1,673	1,677
TWCC Holding, Term Loan
7.000%, 12/11/2020	36	37
7.000%, 12/11/2020	2,214	2,267
TWCC Holding, Weather Channel
3.500%, 02/13/2017	115	115
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	978	976
Universal Health Services, Term Loan B
2.424%, 11/15/2016	169	169
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020	2,544	2,547
Univision Communications, Term Loan B
4.500%, 02/22/2020	1,493	1,497

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UPC Finance Partnership
3.250%, 06/10/2021	$1,000	$997
Valeant Pharmaceuticals
3.750%, 02/13/2019	147	148
Valeant Pharmaceuticals International
3.750%, 12/11/2019	1,975	1,988
Valeant Pharmaceuticals International, Term Loan E
4.500%, 06/26/2020	1,985	2,006
Verint Systems, Term Loan B, 1st Lien
4.000%, 09/16/2019	794	797
Virgin Media Investment Company, Term Loan B
3.500%, 06/05/2020	3,800	3,800
VWR Funding, Term Loan B
4.429%, 04/03/2017	396	397
VWR Funding, Term Loan B1
4.168%, 04/03/2017	1,563	1,567
Walter Energy, Term Loan B
6.750%, 04/02/2018	1,831	1,791
5.750%, 04/02/2018	646	632
Warner Music Group, Term Loan
3.750%, 07/01/2020	1,550	1,548
Waste Industries USA, Term Loan B
4.000%, 03/16/2017	1,372	1,373
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,917	2,915
West
3.750%, 06/30/2018	980	983
Western Refining
4.250%, 11/25/2020	1,351	1,362
Wide Open West Finance
4.750%, 03/26/2019	717	721
Wideopen Finance, LLC, Term Loan B
4.250%, 07/17/2017	1,206	1,208
Windstream, Term Loan B4
3.500%, 01/23/2020	3,313	3,314
Zayo Group, Term Loan B
4.500%, 07/02/2019	4,986	4,982

Total Loan Participations (Cost $439,124) ($ Thousands)		440,461

ASSET-BACKED SECURITIES — 21.5%

Automotive — 7.1%
AFIN, Ser 2013-3, Cl A1A
0.640%, 11/20/2015	510	511
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	31	31
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	579	581

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	$285	$289
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	307	309
Ally Auto Receivables Trust, Ser 2011-2, Cl A4
1.980%, 05/15/2015	3,350	3,384
Ally Auto Receivables Trust, Ser 2011-5, Cl A3
0.990%, 11/16/2015	150	151
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	701	701
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	75	75
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	450	450
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	4,000	4,004
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	135	135
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	569	572
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	850	856
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	550	555
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	85	85
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	300	301
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	56	56
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	108	109
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	30	30

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	41

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	$1,860	$1,873
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	2,065	2,069
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/2016	2,500	2,508
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	125	125
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	568	568
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	688	688
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	310	309
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	1,035	1,036
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.549%, 07/08/2015 (A)	330	330
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.718%, 03/15/2020 (A) (B)	322	323
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.468%, 01/15/2021 (A) (B)	728	727
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (B)	175	175
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016 to 06/15/2016	217	218
BMW Vehicle Lease Trust, Ser 2012-1, Cl A4
0.930%, 09/21/2015	480	481
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	58	58
BMW Vehicle Owner Trust, Ser 2013-A, Cl A2
0.410%, 03/25/2015	2,000	2,000
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 12/27/2016	2,000	2,003
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	3,000	2,994

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	$2,500	$2,499
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.546%, 03/21/2016 (A)	750	750
Carfinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017 (B)	1,220	1,220
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	23	23
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	154
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	43	43
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	75	75
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	55
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	79	79
CarMax Auto Owner Trust, Ser 2013-3, Cl A2
0.590%, 08/15/2016	450	451
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	42	42
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.919%, 11/07/2023 (A) (B)	275	275
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.619%, 05/07/2024 (A) (B)	2,000	2,003
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.619%, 01/07/2025 (A) (B)	755	756
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	540	540
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl A
2.610%, 03/15/2019 (B)	190	191
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl B
3.960%, 09/15/2019 (B)	735	753
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (B)	460	464
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	465	465

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	$427	$428
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	204	204
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	1,245	1,245
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	700	701
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	305	305
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	346	348
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	113	112
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	400	401
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 10/15/2015 (B)	375	375
FITAT, Ser 2013-A, Cl A3
0.880%, 10/16/2017	555	558
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	150	150
1.350%, 12/15/2016	4,627	4,662
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A4
1.030%, 04/15/2015	500	502
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	49	49
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	330	330
Ford Credit Auto Lease Trust, Ser 2013-B, Cl A2B
0.438%, 01/15/2016 (A)	335	335
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	20	20
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	180
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	810	811

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A2
0.380%, 11/15/2015	$96	$96
Ford Credit Auto Owner Trust, Ser 2013-C, Cl A2
0.550%, 04/15/2016	580	580
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	770	770
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.768%, 02/15/2016 (A)	5,000	5,004
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.638%, 01/15/2016 (A)	475	475
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	175	179
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	725	726
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.518%, 09/15/2016 (A)	685	685
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.548%, 01/15/2018 (A)	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.638%, 09/15/2018	425	425
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.738%, 02/20/2017 (A)	840	843
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.658%, 06/20/2017 (A)	115	115
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	66	67
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	175	175
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	300	300
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.716%, 12/10/2027 (A) (B)	3,570	3,570
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	150	152
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	20	20

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	43

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2012-2, Cl A3
0.700%, 02/16/2016	$771	$773
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	110	110
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A2
0.540%, 01/15/2016	240	240
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 10/18/2016	5,000	5,007
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (B)	350	353
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	110	110
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (B)	860	862
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (B)	300	301
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/2016	550	551
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	70	71
Hyundai Auto Receivables Trust, Ser 2011-B, Cl B
2.270%, 02/15/2017	130	133
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	50	50
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	710	711
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A2
0.400%, 12/15/2015	231	231
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A2
0.570%, 06/15/2016	435	435
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	5,000	5,032
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	5,680	5,713
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A4
1.070%, 11/15/2017	895	897

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	$400	$400
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	660	660
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	260	260
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A2
0.500%, 03/15/2016	325	325
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.438%, 11/15/2016 (A) (B)	150	150
Motor, Ser 2013-1, Cl A1
0.666%, 02/25/2021 (A) (B)	229	229
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	600	601
Nissan Auto Lease Trust, Ser 2012-B, Cl A3
0.580%, 11/16/2015	122	122
Nissan Auto Lease Trust, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	1,150	1,150
Nissan Auto Lease Trust, Ser 2013-B, Cl A2B
0.438%, 01/15/2016 (A)	240	240
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A3
0.950%, 02/16/2016	501	503
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	1,065	1,067
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	745	746
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	291	291
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	585	585
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.520%, 04/15/2016	845	846
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A3
0.840%, 10/15/2016	3,739	3,763
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.638%, 05/15/2017 (A)	3,175	3,185
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	126	126

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	$390	$391
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	491	493
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	220	224
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A3
1.830%, 11/17/2014 (B)	62	62
Santander Drive Auto Receivables Trust, Ser 2011-3, Cl B
2.500%, 12/15/2015	135	136
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	1	1
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A3
1.400%, 08/15/2016	750	752
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	128	128
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	92	92
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	350	350
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.548%, 04/17/2017 (A)	620	620
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	102	102
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	946	948
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	300	300
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	70	70
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	270	270
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	65	65
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	410	411

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	$525	$532
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	436	438
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	176	175
Volkswagen Auto Loan Enhanced Trust, Ser 2013-1, Cl A2
0.370%, 01/20/2016	767	767
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	850	850
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	3,360	3,363
Wheels LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	2,102	2,109
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	41	41
World Omni Auto Receivables Trust, Ser 2013-A, Cl A2
0.430%, 05/16/2016	930	930
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/2016	73	73
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	20	20
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.488%, 05/16/2016 (A)	185	185
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.518%, 02/15/2018 (A) (B)	105	105

		120,433

Credit Cards — 3.5%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.348%, 09/15/2016 (A)	245	245
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.418%, 03/15/2017 (A)	3,635	3,666
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.338%, 04/17/2017 (A)	4,250	4,253

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	45

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	$100	$101
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.588%, 02/16/2021 (A)	310	310
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	306
Cabela’s Master Credit Card Trust, Ser 2011-4A, Cl A2
0.724%, 10/15/2019	710	713
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.648%, 06/15/2020 (A) (B)	3,500	3,503
Cabela’s Master Credit Card Trust, Ser 2013-2A, Cl A2
0.824%, 08/16/2021	210	210
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.208%, 07/15/2020 (A)	6,000	5,922
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.348%, 02/15/2019 (A)	325	324
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	615	610
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.218%, 04/15/2019 (A)	6,000	5,948
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	750	753
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	725	726
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.318%, 10/16/2017 (A)	5,000	4,996
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.588%, 07/15/2020 (A)	500	500
Citibank Credit Card Issuance Trust, Ser 2008-A6, Cl A6
1.368%, 05/22/2017 (A)	6,965	7,074
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
0.910%, 07/23/2018	500	504
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A5
0.320%, 11/25/2016	550	550
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (B)	550	569

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.918%, 08/15/2018 (A) (B)	$725	$737
Discover Card Execution Note Trust, Ser 2010-A2, Cl A2
0.748%, 03/15/2018 (A)	2,000	2,014
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.348%, 10/15/2018 (A)	325	324
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.538%, 11/15/2019 (A)	4,000	3,993
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	350	350
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.514%, 07/16/2018 (A)	475	476
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.718%, 01/15/2017 (A)	4,000	4,002
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	3,000	3,010
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	260	261
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	125	125
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.598%, 09/15/2018 (A) (B)	490	490
Gracechurch Card Funding, Ser 2012-1A, Cl A1
0.868%, 02/15/2017 (A) (B)	950	954
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.868%, 06/15/2017 (A) (B)	250	251
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.597%, 01/22/2018 (A) (B)	450	450
Penarth Master Issuer, Ser 2013-1A, Cl A1
0.549%, 11/18/2017 (A) (B)	535	535

		59,755

Other Asset-Backed Securities — 10.9%
1776 CLO, Ser 2006-1A, Cl B
0.689%, 05/08/2020 (A) (B)	5,000	4,853
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.745%, 01/25/2035 (A)	600	599

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.875%, 10/25/2035 (A)	$1,831	$1,826
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.506%, 01/25/2035 (A)	144	140
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.566%, 08/25/2045 (A)	118	117
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.266%, 09/25/2034 (A)	661	654
Airlie CLO, Ser 2006-1A, Cl A2
0.643%, 05/20/2020 (A) (B)	3,750	3,647
Ally Master Owner Trust, Ser 2011-3, Cl A1
0.798%, 05/15/2016 (A)	340	340
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.868%, 06/15/2017 (A)	289	290
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	110	111
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.618%, 02/15/2018 (A)	225	225
Ally Master Owner Trust, Ser 2013-2, Cl A
0.618%, 04/15/2018 (A)	400	399
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.390%, 01/25/2036 (A)	2,042	2,029
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
4.672%, 11/25/2035	923	926
Apidos CLO XII, Ser 2013-12A, Cl A
1.344%, 04/15/2025 (A) (B)	500	492
Argent Securities, Ser 2005-W4, Cl A2C
0.470%, 02/25/2036 (A)	72	72
Argent Securities, Ser 2006-W2, Cl A2B
0.360%, 03/25/2036 (A)	1,504	634
ARL First LLC, Ser 2012-1A, Cl A1
1.918%, 12/15/2022 (A) (B)	2,707	2,733
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.295%, 03/25/2034 (A)	326	270
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.340%, 03/25/2036 (A)	2,235	2,073
Avenue CLO III, Ser 2006-3A, Cl A3L
0.992%, 07/20/2018 (A) (B)	2,000	1,937

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Babson CLO, Ser 2007-1A, Cl A2A
0.461%, 01/18/2021 (A) (B)	$3,033	$2,975
Babson CLO, Ser 2013-IA, Cl A
1.342%, 04/20/2025 (A) (B)	350	344
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.515%, 06/28/2044 (A)	656	648
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.576%, 12/25/2035 (A)	4,895	4,771
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.486%, 10/25/2035 (A)	835	830
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-3, Cl 1A6
4.707%, 06/25/2032	102	102
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/2035	897	909
Chatham Light CLO, Ser 2005-2A, Cl A1
0.492%, 08/03/2019 (A) (B)	189	187
CIFC Funding, Ser 2013-1A, Cl A1
1.396%, 04/16/2025 (A) (B)	265	261
CNH Equipment Trust, Ser 2011-B, Cl A3
0.910%, 08/15/2016	2,217	2,221
CNH Equipment Trust, Ser 2011-C, Cl A3
1.190%, 12/15/2016	142	143
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	436	438
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	55	55
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	70	70
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	195	195
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	305	305
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	530	530
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.774%, 08/15/2019	425	427

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	47

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	$1,971	$2,001
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	806	813
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	2,278	2,398
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	366	393
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	121	130
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	72	75
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	455	480
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.630%, 09/25/2034 (A)	17	17
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/2035	40	40
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.015%, 08/25/2034 (A)	1,273	1,274
First Frankin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.656%, 09/25/2035 (A)	5,500	4,909
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.420%, 06/25/2036 (A)	17,495	70
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.410%, 09/25/2026 (A)	347	87
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.296%, 12/25/2026 (A)	122	29
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.886%, 06/25/2035 (A)	47	47
Gale Force CLO, Ser 2007-3A, Cl A1
0.482%, 04/19/2021 (A) (B)	2,530	2,478
GE Equipment Midticket LLC, Ser 2011-1, Cl A3
1.000%, 08/24/2015	173	173

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	$70	$70
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	205	205
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (B)	50	50
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A3
1.040%, 09/21/2015 (B)	800	803
GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (B)	140	140
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	258	258
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	127	127
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	951	951
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	3,925	3,926
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/2029	78	78
GSAMP Trust, Ser 2005-WMC2, Cl A2C
0.516%, 11/25/2035 (A)	1,846	1,707
GSAMP Trust, Ser 2006-HE2, Cl A2
0.346%, 03/25/2046 (A)	1,553	1,485
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.336%, 01/25/2037 (A)	4,409	2,832
GSAMP Trust, Ser 2006-NC1, Cl A2
0.346%, 02/25/2036 (A)	2,780	2,603
GSAMP Trust, Ser 2007-NC1, Cl A2B
0.266%, 12/25/2046 (A)	201	107
GSAMP Trust, Ser 2007-NC1, Cl A2C
0.316%, 12/25/2046 (A)	920	491
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	185	186
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl C2
3.960%, 10/15/2045 (B)	1,200	1,230
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl D2
4.940%, 10/15/2045 (B)	1,450	1,488

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (B)	$495	$495
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	101	101
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl C2
2.487%, 01/16/2046 (B)	1,000	1,002
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl D2
3.228%, 01/16/2046 (B)	1,500	1,494
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044 (B)	600	598
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl B2
4.495%, 05/16/2044 (B)	1,021	1,014
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl D2
2.388%, 05/15/2015 (B)	950	941
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl C3
2.388%, 05/15/2017 (B)	1,000	968
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl D3
3.130%, 05/15/2046 (B)	3,000	2,907
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T4, Cl CT4
1.779%, 08/15/2044	2,000	2,000
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.981%, 11/15/2046 (B)	825	825
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,961	2,108
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.358%, 07/20/2036 (A)	6,410	6,171
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.456%, 11/25/2035 (A) (D)	2,098	1,714
Indymac Residential Asset-Backed Trust, Ser 2005-C, Cl AII3
0.536%, 10/25/2035 (A)	2,900	2,722

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	$160	$160
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	450	450
John Deere Owner Trust, Ser 2013-B, Cl A3
0.550%, 01/15/2016	235	235
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	1,965	2,021
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	329	344
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	548	589
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.436%, 02/25/2036 (A)	304	263
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.216%, 08/25/2033 (A)	116	116
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	5,121	5,162
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.326%, 11/25/2036 (A)	942	533
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.386%, 11/25/2036 (A)	76	43
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.376%, 10/25/2036 (A)	2,316	1,204
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,481	1,593
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (B)	50	51
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/2016	540	540
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.486%, 11/25/2035 (A)	5,675	5,511
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.796%, 03/25/2035 (A)	4,964	4,903
Morgan Stanley ABS Capital I, Ser 2005-WMC5, Cl M3
0.901%, 06/25/2035 (A)	240	237

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	49

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.266%, 10/25/2036 (A)	$3,317	$1,832
Morgan Stanley Dean Witter Capital I, Ser AM3, Cl M1
1.591%, 02/25/2033 (A)	70	66
Morgan Stanley Dean Witter Capital I, Ser NC4, Cl M2
3.166%, 04/25/2033 (A)	66	51
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.446%, 09/25/2036 (A)	2,225	1,915
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.416%, 12/25/2035 (A)	3,969	3,682
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	145	145
Newcastle Investment Trust, Ser 2010-MH1, Cl A
4.500%, 07/10/2035 (B)	1,846	1,862
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	4,173	4,216
Newcastle Mortgage Securities Trust, Ser 2007-9A, Cl A1
1.460%, 04/25/2037 (A)	982	947
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 07/17/2025 (A) (B)	300	295
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.362%, 04/20/2025 (A) (B)	200	197
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.162%, 04/20/2021 (A) (B)	289	288
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.376%, 12/25/2035 (A)	1,526	1,501
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.266%, 02/25/2037 (A)	641	347
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	708	740
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	125	131
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	3,200	3,245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Popular ABS Mortgage Pass-Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	$947	$967
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M1
0.646%, 08/25/2035 (A)	1,682	1,666
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.486%, 01/25/2036 (A)	2,800	2,634
SACO I, Ser 9, Cl A1
0.666%, 12/25/2035 (A)	1,774	1,607
SACO I, Ser WM3, Cl A1
0.686%, 09/25/2035 (A)	972	678
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.022%, 12/25/2033	551	559
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.316%, 09/25/2036 (A)	1,915	1,680
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.320%, 09/25/2036	4,799	2,274
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.296%, 05/25/2037 (A)	1,264	694
Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.316%, 12/25/2036 (A)	2,877	1,480
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 05/20/2021 (B)	3,500	3,505
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.018%, 12/16/2024 (A) (B)	69	69
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.466%, 05/26/2020 (A)	5,000	4,972
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.650%, 02/25/2021 (A)	4,000	4,000
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.466%, 11/25/2035 (A)	551	544
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.596%, 03/25/2036 (A)	3,529	3,341
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.346%, 04/25/2036 (A)	1,183	970

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.476%, 09/25/2036 (A)	$1,820	$1,569
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.296%, 02/25/2037 (A)	3,004	2,424
Symphony CLO V, Ser 2007-5A, Cl A1
0.994%, 01/15/2024 (A) (B)	1,750	1,720
Symphony CLO, Ser 2007-3A, Cl A1A
0.481%, 05/15/2019 (A) (B)	2,928	2,907
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	830	925
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A2
0.530%, 10/15/2014 (B)	525	525
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	290	290

		186,404

Total Asset-Backed Securities (Cost $366,692) ($ Thousands)		366,592

CORPORATE OBLIGATIONS — 8.1%

Consumer Discretionary — 1.0%
Amazon.com
0.650%, 11/27/2015	150	150
Cedar Fair
5.250%, 03/15/2021 (B)	1,000	980
Comcast
5.850%, 11/15/2015	325	358
DIRECTV Holdings LLC
3.550%, 03/15/2015	600	621
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	500	530
Harvard President and Fellows
6.300%, 10/01/2037	375	421
Maytag MTN
6.450%, 08/15/2014	350	364
NBCUniversal Enterprise
0.929%, 04/15/2018 (A) (B)	400	402
Newell Rubbermaid
2.000%, 06/15/2015	125	127
Nissan Motor Acceptance
0.950%, 09/26/2016 (A) (B)	700	701
Sirius XM Radio (B)
5.875%, 10/01/2020	4,000	4,125
4.250%, 05/15/2020	400	382
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	1,960

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Target
0.416%, 07/18/2014 (A)	$200	$200
Thomson Reuters
0.875%, 05/23/2016	400	401
Time Warner Cable
7.500%, 04/01/2014	650	664
5.850%, 05/01/2017	350	386
Toyota Motor Credit MTN
0.403%, 09/18/2015 (A)	800	800
Viacom
1.250%, 02/27/2015	95	95
Volkswagen International Finance (A) (B)
0.837%, 11/20/2014	300	301
0.676%, 11/18/2016	1,000	1,000
Walt Disney MTN
0.450%, 12/01/2015	200	200
William Carter
5.250%, 08/15/2021 (B)	2,615	2,661

		17,829

Consumer Staples — 0.7%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	600	603
0.603%, 07/14/2014 (A)	100	100
BAT International Finance
1.400%, 06/05/2015 (B)	460	465
Biomet
6.500%, 08/01/2020	375	398
Bottling Group LLC
6.950%, 03/15/2014	250	255
Ceridian
8.875%, 07/15/2019 (B)	475	549
Coca-Cola Enterprises
2.125%, 09/15/2015	325	332
0.539%, 02/18/2014 (A)	675	675
ConAgra Foods
1.300%, 01/25/2016	175	176
Costco Wholesale
0.650%, 12/07/2015	225	226
Elizabeth Arden
7.375%, 03/15/2021	100	109
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	301
General Mills
0.537%, 01/29/2016 (A)	300	300
Heineken
0.800%, 10/01/2015 (B)	75	75
Kellogg
0.469%, 02/13/2015 (A)	300	301
Kraft Foods Group
1.625%, 06/04/2015	425	431
Michael Foods Holding PIK
8.500%, 07/15/2018 (B)	220	232

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	51

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PepsiCo
0.800%, 08/25/2014	$120	$121
0.447%, 02/26/2016 (A)	300	300
0.436%, 07/30/2015 (A)	250	250
Philip Morris International
2.500%, 05/16/2016	700	729
Providence Health & Services Obligated Group
1.048%, 10/01/2016 (A)	650	646
Reynolds American
1.050%, 10/30/2015	50	50
Reynolds Group Issuer
6.875%, 02/15/2021	185	200
5.750%, 10/15/2020	415	425
SABMiller Holdings
0.932%, 08/01/2018 (A) (B)	600	603
Sutter Health
1.090%, 08/15/2053	150	150
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	2,941	2,960

		11,962

Energy — 0.9%
Atlas Pipeline Partners
4.750%, 11/15/2021 (B)	1,400	1,295
BP Capital Markets (A)
0.880%, 09/26/2018	850	851
0.749%, 05/10/2018	400	399
Canadian Natural Resources
5.700%, 05/15/2017	150	170
Enbridge
0.898%, 10/01/2016 (A)	750	753
Energy Transfer Equity
7.500%, 10/15/2020	500	570
Enterprise Products Operating LLC
1.250%, 08/13/2015	600	605
Gibson Energy
6.750%, 07/15/2021 (B)	948	1,005
Kinder Morgan Energy Partners
5.000%, 12/15/2013	186	186
MEG Energy
6.375%, 01/30/2023 (B)	1,000	1,010
Penn Virginia Resource Partners
6.500%, 05/15/2021 (B)	1,000	1,035
Petrobras Global Finance
1.857%, 05/20/2016 (A)	500	496
Sabine Pass Liquefaction LLC (B)
6.250%, 03/15/2022	4,001	3,991
5.625%, 02/01/2021	1,400	1,383
Statoil
0.699%, 11/08/2018 (A)	800	805
Total Capital Canada
0.624%, 01/15/2016 (A)	130	131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Capital International
0.809%, 08/10/2018 (A)	$400	$402
TransCanada PipeLines
0.750%, 01/15/2016	250	250
Western Refining
6.250%, 04/01/2021	185	185

		15,522

Financials — 2.7%
ABN AMRO Bank
1.036%, 10/28/2016 (A) (B)	550	551
American Express
0.828%, 05/22/2018 (A)	300	300
American Express Credit
0.747%, 07/29/2016 (A)	350	352
American Honda Finance (A)
0.744%, 10/07/2016	170	171
0.612%, 05/26/2016 (B)	300	300
0.462%, 11/03/2014 (B)	600	601
American International Group
4.250%, 09/15/2014	150	154
Australia & New Zealand Banking Group (A)
0.801%, 05/15/2018	250	250
0.438%, 05/07/2015 (B)	500	500
Bank of America
1.350%, 11/21/2016	800	801
1.281%, 01/15/2019 (A)	700	702
Bank of Montreal MTN (A)
0.843%, 04/09/2018	350	350
0.764%, 07/15/2016	175	176
Bank of New York Mellon MTN
3.100%, 01/15/2015 (A)	140	144
0.699%, 03/06/2018	325	325
0.469%, 03/04/2016	450	449
Bank of Nova Scotia
0.950%, 03/15/2016	400	401
0.764%, 07/15/2016 (A)	550	553
Bank of Tokyo-Mitsubishi UFJ
0.868%, 09/09/2016 (A) (B)	500	502
BB&T MTN
1.114%, 06/15/2018 (A)	265	267
Berkshire Hathaway Finance
0.574%, 01/10/2014 (A)	300	300
Boart Longyear Management PTY
10.000%, 10/01/2018 (B)	2,278	2,346
BPCE MTN
1.488%, 04/25/2016 (A)	675	684
Branch Banking & Trust (A)
0.674%, 12/02/2016	450	449
0.568%, 10/28/2015	500	500
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	125	126
0.766%, 07/18/2016 (A)	700	703

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital One
0.700%, 03/22/2016 (A)	$350	$349
Capital One Bank USA
1.150%, 11/21/2016	1,000	1,000
Citigroup (A)
0.921%, 11/15/2016	1,000	1,001
0.528%, 06/09/2016	150	147
0.518%, 11/05/2014	500	500
Commonwealth Bank of Australia
0.753%, 09/20/2016 (A) (B)	600	602
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.732%, 03/18/2016 (A)	400	401
Credit Agricole
1.096%, 10/03/2016 (A) (B)	700	703
Credit Suisse NY
2.200%, 01/14/2014	300	301
Daimler Finance North America LLC (B)
1.250%, 01/11/2016	200	201
1.102%, 08/01/2018 (A)	300	302
Fifth Third Bank
0.748%, 11/18/2016 (A)	1,200	1,201
Ford Motor Credit LLC
1.489%, 05/09/2016 (A)	750	761
General Electric Capital MTN
1.109%, 05/09/2016 (A)	325	328
1.000%, 12/11/2015	125	126
1.000%, 01/08/2016	100	101
0.959%, 04/02/2018 (A)	275	276
General Motors Financial
3.250%, 05/15/2018 (B)	343	344
Goldman Sachs Group
1.600%, 11/23/2015	150	152
1.436%, 04/30/2018 (A)	725	730
1.341%, 11/15/2018 (A)	600	598
HSBC Bank
0.881%, 05/15/2018 (A) (B)	200	200
HSBC USA
2.375%, 02/13/2015	150	153
1.130%, 09/24/2018 (A)	300	300
Hyundai Capital America (B)
1.875%, 08/09/2016	200	202
1.625%, 10/02/2015	35	35
Icahn Enterprises
8.000%, 01/15/2018	500	522
ING Bank
1.658%, 06/09/2014 (A) (B)	700	705
International Lease Finance (B)
6.750%, 09/01/2016	650	724
6.500%, 09/01/2014	200	208
Intesa Sanpaolo
3.125%, 01/15/2016	200	204
John Deere Capital
0.950%, 06/29/2015	150	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase MTN (A)
1.138%, 01/25/2018	$200	$201
0.857%, 02/26/2016	500	501
JPMorgan Chase Capital XXI
1.192%, 02/02/2037 (A)	250	186
Lloyds TSB Bank MTN
4.375%, 01/12/2015 (B)	266	276
MassMutual Global Funding II
0.624%, 01/14/2014 (A) (B)	528	528
Metropolitan Life Global Funding I (B)
1.700%, 06/29/2015	175	178
1.500%, 01/10/2018	260	257
0.994%, 01/10/2014 (A)	500	500
Monumental Global Funding
0.444%, 01/15/2014 (A) (B)	730	730
Morgan Stanley
1.488%, 02/25/2016 (A)	700	709
National Rural Utilities Cooperative Finance MTN (A)
0.537%, 11/23/2016	900	899
0.318%, 02/18/2014	525	525
Nationstar Mortgage LLC
6.500%, 07/01/2021	1,925	1,829
New York Life Global Funding (A) (B)
0.589%, 05/23/2016	300	301
0.504%, 04/04/2014	300	300
Nordea Bank
0.699%, 05/13/2016 (A) (B)	350	351
PACCAR Financial MTN
0.509%, 02/08/2016 (A)	650	651
PNC Bank
1.150%, 11/01/2016	600	604
0.800%, 01/28/2016	250	250
Pricoa Global Funding I MTN (B)
1.150%, 11/25/2016	500	500
0.508%, 08/19/2015 (A)	525	526
Principal Life Global Funding II (B)
1.000%, 12/11/2015	95	95
0.606%, 05/27/2016 (A)	405	406
Prudential Financial MTN
1.021%, 08/15/2018 (A)	600	601
Reinsurance Group of America
5.625%, 03/15/2017	200	223
RHP Hotel Properties
5.000%, 04/15/2021‡	435	426
Royal Bank of Canada MTN (A)
0.628%, 03/08/2016	450	451
0.473%, 01/06/2015	250	251
Royal Bank of Scotland Group
2.550%, 09/18/2015	55	56
Simon Property Group
6.750%, 05/15/2014‡	200	202
Societe Generale
1.328%, 10/01/2018 (A)	500	501

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	53

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Standard Chartered
1.189%, 05/12/2014 (A) (B)	$200	$201
Svenska Handelsbanken
0.721%, 09/23/2016 (A)	700	701
Toronto-Dominion Bank MTN (A)
0.716%, 09/09/2016	600	601
0.544%, 07/14/2014	105	105
0.418%, 05/01/2015	250	250
Toyota Motor Credit
0.529%, 05/17/2016 (A)	100	100
UBS MTN
5.875%, 07/15/2016	250	278
Unitrin
6.000%, 05/15/2017	110	122
US Bancorp MTN
0.728%, 11/15/2018 (A)	800	801
Ventas Realty‡
1.550%, 09/26/2016	400	403
Wells Fargo MTN
1.500%, 07/01/2015	300	304
0.869%, 04/23/2018 (A)	350	351
Western Union
1.239%, 08/21/2015 (A)	375	377
Westpac Banking
0.487%, 01/29/2015 (A) (B)	250	251

		45,344

Health Care — 0.4%
AbbVie
0.998%, 11/06/2015 (A)	800	808
Alere
6.500%, 06/15/2020	1,200	1,230
Baxter International
0.426%, 12/11/2014 (A)	530	531
Express Scripts Holding
2.750%, 11/21/2014	300	306
LifePoint Hospitals
5.500%, 12/01/2021 (B)	1,225	1,231
McKesson
0.950%, 12/04/2015	580	580
Mylan
1.350%, 11/29/2016	650	651
Sanofi
0.558%, 03/28/2014 (A)	75	75
UnitedHealth Group
0.362%, 08/28/2014 (A)	800	800
WellPoint
1.250%, 09/10/2015	716	723

		6,935

Industrials — 0.7%
Ardagh Packaging Finance
4.875%, 11/15/2022 (B)	1,000	973
BNSF Funding Trust I
6.613%, 12/15/2055 (A)	2,261	2,479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Caterpillar
1.375%, 05/27/2014	$100	$101
Caterpillar Financial Services MTN
1.375%, 05/20/2014	95	95
0.477%, 02/26/2016 (A)	700	700
0.357%, 11/25/2015 (A)	1,000	999
Clean Harbors
5.250%, 08/01/2020	900	925
Danaher
1.300%, 06/23/2014	160	161
John Deere Capital (A)
0.374%, 06/15/2015	400	400
0.343%, 10/08/2014	400	400
Kansas City Southern de Mexico
0.937%, 10/28/2016 (A) (B)	225	225
Norbord
5.375%, 12/01/2020 (B)	3,409	3,413
Packaging Dynamics
8.750%, 02/01/2016 (B)	600	618
Penske Truck Leasing
2.500%, 07/11/2014 (B)	15	15
Pentair Finance
1.350%, 12/01/2015	80	81
Precision Castparts
0.700%, 12/20/2015	80	80
United Technologies
0.530%, 12/02/2013 (A)	800	800

		12,465

Information Technology — 0.3%
Bankrate
6.125%, 08/15/2018 (B)	1,600	1,676
Brocade Communications Systems
4.625%, 01/15/2023 (B)	750	700
Hewlett-Packard
0.661%, 05/30/2014 (A)	175	175
iGATE
9.000%, 05/01/2016	875	935
International Business Machines
0.267%, 07/29/2015 (A)	450	450
Oracle
3.750%, 07/08/2014	230	235
Western Union
2.375%, 12/10/2015	30	31
WEX
4.750%, 02/01/2023 (B)	1,000	922
Xerox
1.059%, 05/16/2014 (A)	160	160

		5,284

Materials — 0.3%
E.I. du Pont de Nemours
0.671%, 03/25/2014 (A)	70	70
FMG Resources
6.875%, 02/01/2018 (B)	500	529

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FMG Resources August 2006 PTY
8.250%, 11/01/2019 (B)	$1,000	$1,117
Glencore Funding LLC
1.396%, 05/27/2016 (A) (B)	400	397
Hecla Mining
6.875%, 05/01/2021 (B)	965	936
Hexion US Finance
6.625%, 04/15/2020	1,818	1,852
Rio Tinto Finance USA
1.094%, 06/17/2016 (A)	400	403
Walter Energy
8.500%, 04/15/2021 (B)	250	211
Yara International
5.250%, 12/15/2014 (B)	100	104

		5,619

Telecommunication Services — 1.0%
AT&T
0.800%, 12/01/2015	150	150
0.624%, 02/12/2016 (A)	750	747
British Telecommunications
1.625%, 06/28/2016	490	497
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (B)	1,000	1,033
Cincinnati Bell
8.750%, 03/15/2018	1,000	1,056
Hughes Satellite Systems
6.500%, 06/15/2019	250	268
Intelsat Luxembourg
7.750%, 06/01/2021 (B)	1,150	1,205
Sable International Finance
7.750%, 02/15/2017 (B)	450	471
SBA Tower Trust
4.254%, 04/15/2015 (B)	4,000	4,054
Softbank
4.500%, 04/15/2020 (B)	1,751	1,740
Thomson Reuters
1.300%, 02/23/2017	400	400
T-Mobile USA
6.633%, 04/28/2021	758	794
Verizon Communications (A)
2.002%, 09/14/2018	435	458
1.782%, 09/15/2016	3,400	3,502
Vodafone Group
5.000%, 12/16/2013	345	345

		16,720

Utilities — 0.1%
Dominion Gas Holdings LLC
1.050%, 11/01/2016 (B)	750	751
Duke Energy Indiana
0.596%, 07/11/2016 (A)	120	121

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy Ohio
0.399%, 03/06/2015 (A)	$285	$285
Southern California Edison
0.301%, 10/01/2014 (A)	700	700

		1,857

Total Corporate Obligations (Cost $138,950) ($ Thousands)		139,537

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
FHLB
0.170%, 08/12/2014	900	900
0.125%, 10/02/2014 to 11/04/2014	8,000	7,997
FHLMC
1.000%, 10/13/2015	1,000	1,001
FHLMC CMO, Ser 2007-3311, Cl FN (A)
0.718%, 07/15/2041	3,906	3,923
0.468%, 05/15/2037	1,737	1,728
FHLMC REMIC, Ser 2007-3335, Cl BF
5.000%, 08/25/2040	1,775	1,844
0.318%, 07/15/2019 (A)	1,061	1,059
FNMA
4.500%, 10/01/2024	3,813	4,063
3.500%, 12/01/2040	1,150	1,212
3.000%, 12/25/2028	2,700	2,782
0.750%, 12/19/2014	4,000	4,023
0.550%, 02/27/2015	1,000	1,001
0.500%, 07/02/2015	1,500	1,505
FNMA CMO REMIC, Ser 2011-63, Cl FG
0.620%, 07/25/2041 (A)	3,936	3,950
FNMA CMO, Ser 2005-92, Cl UF
2.500%, 09/25/2026	5,013	5,151
0.566%, 09/25/2043 (A)	4,337	4,336
0.520%, 10/25/2025 (A)	3,061	3,073
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,778	320
GNMA CMO, Ser 2002-66, Cl FC
5.000%, 03/20/2036	892	53
1.059%, 06/16/2052 (A)	12,709	925
1.040%, 02/16/2053 (A)	3,807	329
0.963%, 08/16/2052 (A)	17,192	1,141
0.891%, 08/16/2052 (A)	12,731	910
0.568%, 07/16/2031 (A)	1,732	1,746
GNMA, Ser 152, Cl IO, IO (A)
1.348%, 08/16/2051	17,171	1,004
1.292%, 12/16/2053	11,548	782
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	3,315	3,348

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	55

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A (A)
0.729%, 12/08/2020 to 12/08/2020	$8,988	$9,045
0.639%, 11/05/2020	9,137	9,185
0.632%, 10/07/2020	208	208
0.624%, 01/08/2020	6,162	6,180
0.619%, 10/07/2020	6,852	6,877
0.569%, 02/06/2020 to 03/11/2020	12,024	12,067
0.549%, 03/06/2020 to 05/07/2020	2,743	2,750
0.519%, 12/07/2020	3,655	3,659

Total U.S. Government Agency Obligations (Cost $109,930) ($ Thousands)		110,077

MUNICIPAL BONDS — 0.3%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	344
Grand Parkway Transportation, Ser D, RB
1.000%, 10/01/2017 (A)	235	235
Illinois State, GO
4.071%, 01/01/2014	650	652
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	290	295
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	285	284
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	450	464
New York State, Dormitory Authority, Ser B
4.811%, 12/15/2014	300	313
New York State, Sales Tax Asset Receivable, RB
4.660%, 10/15/2014	500	518
North Carolina State, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	150	150
Oregon State, School Boards Association, Ser A, GO, NATL-RE FGIC
1.034%, 06/30/2015	375	369
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	330	331
1.044%, 04/01/2014	270	270

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
San Francisco City & County, Airports Commission San Francisco International Airport Project, RB
2.021%, 05/01/2014	$175	$176

Total Municipal Bonds (Cost $4,405) ($ Thousands)		4,401

PREFERRED STOCK — 0.1%
Public Storage, 5.900%‡*	75,000	1,673

Total Preferred Stock (Cost $1,714) ($ Thousands)		1,673

CASH EQUIVALENT — 10.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	176,906,126	176,906

Total Cash Equivalent (Cost $176,906) ($ Thousands)		176,906

REPURCHASE AGREEMENT (E) — 0.6%
BNP Paribas 0.080%, dated 11/29/2013, to be repurchased on 12/02/2013, repurchase price $11,100,074 (collateralized by U.S. government obligations, 4.436% - 5.000%, 07/01/2041 - 04/20/2063, par values ranging from $5,600,624 - $6,267,307; total market value $11,322,001)	11,100	11,100

Total Repurchase Agreement (Cost $11,100) ($ Thousands)		11,100

U.S. TREASURY OBLIGATION (F) (G) — 0.0%
U.S. Treasury Bills
0.060%, 04/10/2014	750	750

Total U.S. Treasury Obligation (Cost $750) ($ Thousands)		750

Total Investments — 105.2% (Cost $1,791,171) ($ Thousands)		$1,797,550

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

The open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(148)	Mar-2014	$14
U.S. 10-Year Treasury Note	(95)	Mar-2014	20
U.S. Long Treasury Bond	(39)	Mar-2014	19
U.S. 2-Year Treasury Note	(10)	Mar-2014	(1)

			$52

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,708,094 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2013. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2013. The coupon on a step bond changes on a specified date.

(E)	Tri-Party Repurchase Agreement.

(F)	The rate reported is the effective yield at time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FGIC — Federal Guaranty Insurance Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$544,099	$1,954	$546,053
Loan Participations	—	440,461	—	440,461
Asset-Backed Securities	—	366,592	—	366,592
Corporate Obligations	—	139,537	—	139,537
U.S. Government Agency
Obligations	—	110,077	—	110,077
Municipal Bonds	—	4,401	—	4,401
Preferred Stock	1,673	—	—	1,673
Cash Equivalent	176,906	—	—	176,906
Repurchase Agreement	—	11,100	—	11,100
U.S. Treasury Obligation	—	750	—	750

Total Investments in Securities	$178,579	$1,617,017	$1,954	$1,797,550

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$53	$—	$—	$53
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$52	$—	$—	$52

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 41.0%

Agency Mortgage-Backed Obligations — 33.6%
FHLMC
11.000%, 02/17/2021	$505	$510
10.000%, 03/17/2026 to 10/01/2030	1,700	1,960
8.000%, 06/01/2030	4	5
7.500%, 08/01/2030 to 09/01/2038	1,396	1,619
7.000%, 11/01/2015 to 03/01/2039	643	720
6.500%, 06/01/2017 to 09/01/2039	5,940	6,575
6.000%, 04/01/2017 to 08/01/2038	11,958	13,138
5.500%, 12/01/2013 to 01/01/2039	34,351	37,470
5.000%, 02/01/2019 to 04/01/2042	36,788	39,966
4.500%, 07/01/2026 to 09/01/2042	14,919	16,006
4.000%, 10/01/2025 to 08/01/2043	70,109	72,885
3.500%, 12/01/2025 to 08/01/2043	42,845	43,250
3.000%, 07/01/2032 to 08/01/2043	15,221	14,545
2.500%, 05/01/2028 to 12/15/2041	20,443	20,434
2.103%, 10/01/2036 (A)	890	941
FHLMC ARM (A)
6.392%, 12/01/2036	101	107
6.355%, 02/01/2037	109	115

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.270%, 11/01/2037	$176	$188
6.012%, 04/01/2037	35	38
6.007%, 02/01/2037	149	158
5.769%, 04/01/2038	189	203
5.552%, 06/01/2037	232	247
5.055%, 07/01/2036	326	351
4.989%, 01/01/2035	124	132
4.158%, 09/01/2036	95	100
3.164%, 03/01/2037	206	217
3.161%, 02/01/2042	3,045	3,142
3.158%, 12/01/2036	231	246
3.096%, 05/01/2036	362	383
3.054%, 03/01/2037	483	512
3.051%, 11/01/2036	149	157
3.035%, 11/01/2036	224	238
2.998%, 04/01/2037	97	104
2.980%, 12/01/2036	423	449
2.930%, 05/01/2037	1,202	1,278
2.905%, 04/01/2037	566	601
2.889%, 05/01/2037	530	568
2.856%, 05/01/2042	2,102	2,141
2.751%, 05/01/2038	464	498
2.727%, 01/01/2037	1,334	1,414
2.681%, 09/01/2036	667	711
2.677%, 05/01/2037 to 07/01/2042	304	324
2.643%, 09/01/2042	64	64
2.640%, 11/01/2036	346	369
2.620%, 05/01/2037	155	164
2.540%, 12/01/2036	553	593
2.515%, 09/01/2036	315	331
2.490%, 12/01/2036	721	767
2.489%, 10/01/2036	1,223	1,313
2.485%, 02/01/2037	822	875
2.480%, 10/01/2036 to 10/01/2037	1,188	1,265
2.471%, 05/01/2037	419	449
2.451%, 11/01/2036	326	347
2.375%, 05/01/2036	333	354
2.370%, 05/01/2036	293	313
2.323%, 09/01/2036	3,583	3,805
2.289%, 08/01/2037	1,168	1,241
2.240%, 07/01/2043	9,583	9,703
2.238%, 10/01/2036	122	129
2.119%, 08/01/2036	999	1,059
2.103%, 07/01/2036	508	538
2.086%, 05/01/2037	192	203
2.029%, 04/01/2037	227	241
2.000%, 08/01/2036	398	423
1.959%, 05/01/2037	2,346	2,487
1.806%, 08/01/2037	652	694
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	8	9
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	190	215

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	$694	$787
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.532%, 02/15/2029 (A)	91	1
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	47	52
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	700	783
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	481	545
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	87	94
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	163	185
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,362	1,541
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	284	320
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	691	784
FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/2032 (A)	665	750
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	876	1,034
FHLMC CMO, Ser 2002-48, Cl 1A
5.901%, 07/25/2033 (A)	49	57
FHLMC CMO, Ser 2003-2551, Cl NS
14.176%, 01/15/2033 (A)	284	364
FHLMC CMO, Ser 2003-2631, Cl SA
14.543%, 06/15/2033 (A)	217	279
FHLMC CMO, Ser 2003-2671, Cl S
14.451%, 09/15/2033 (A)	209	269
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	486	519
FHLMC CMO, Ser 2003-2725, Cl SC
8.806%, 11/15/2033 (A)	132	147
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	464	550
FHLMC CMO, Ser 2003-54, Cl 3A

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.000%, 02/25/2043	$578	$673
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	505	571
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	630	732
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	521	605
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	697	828
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	909	985
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,638
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	124	123
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	222	226
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	91	90
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	1,897	2,066
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	722	864
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	557	655
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	754	908
FHLMC CMO, Ser 2005-2929, Cl PE, PO
5.000%, 05/15/2033	128	129
FHLMC CMO, Ser 2005-2945, Cl SA
11.992%, 03/15/2020 (A)	958	1,116
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	111	108
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	345	385
FHLMC CMO, Ser 2005-2981, Cl FA
0.568%, 05/15/2035 (A)	356	355

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2005-2990, Cl LK
0.538%, 10/15/2034 (A)	$541	$542
FHLMC CMO, Ser 2005-3001, Cl HP
21.329%, 05/15/2035 (A)	94	131
FHLMC CMO, Ser 2005-3006, Cl QS
19.717%, 07/15/2035 (A)	486	671
FHLMC CMO, Ser 2005-3012, Cl GK
23.995%, 06/15/2035 (A)	118	181
FHLMC CMO, Ser 2005-3049, Cl XF
0.518%, 05/15/2033 (A)	403	405
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	274	263
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	547	515
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	1,420	1,584
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	557	621
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	247	234
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	391	362
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	408	454
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	761	798
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	1,195	1,359
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	527	573
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.482%, 08/15/2036 (A)	656	119
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.422%, 09/15/2036 (A)	308	45
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.232%, 01/15/2037 (A)	434	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	$70	$66
FHLMC CMO, Ser 2007-3345, Cl FP
0.368%, 11/15/2036 (A)	50	49
FHLMC CMO, Ser 2007-3345, Cl PF
0.348%, 05/15/2036 (A)	58	58
FHLMC CMO, Ser 2007-3346, Cl FA
0.398%, 02/15/2019 (A)	4,027	4,027
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	122	113
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.282%, 11/15/2037 (A)	399	56
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.832%, 11/15/2037 (A)	434	59
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.252%, 11/15/2037 (A)	379	51
FHLMC CMO, Ser 2007-76, Cl 2A
3.652%, 10/25/2037 (A)	1,067	1,069
FHLMC CMO, Ser 2008-3422, Cl SE
17.031%, 02/15/2038 (A)	93	120
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.882%, 05/15/2038 (A)	414	62
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.862%, 05/15/2038 (A)	2,177	228
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.032%, 06/15/2038 (A)	1,746	260
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	242	270
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	448	425
FHLMC CMO, Ser 2009-3515, Cl PI, IO
5.500%, 07/15/2037	243	16
FHLMC CMO, Ser 2009-3523, Cl SD
19.201%, 06/15/2036 (A)	219	299
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	2,815	3,104

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3546, Cl A
2.225%, 02/15/2039 (A)	$219	$224
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	391	359
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	374	349
FHLMC CMO, Ser 2009-3607, Cl BO, PO
0.000%, 04/15/2036	267	249
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	459	428
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.082%, 12/15/2039 (A)	1,129	167
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	232	215
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	318	300
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.062%, 01/15/2040 (A)	413	61
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	2,846	3,194
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	4,478	4,596
FHLMC CMO, Ser 2010-3632, Cl BS
16.941%, 02/15/2040 (A)	400	591
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,352	3,708
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,109	1,205
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,416	1,549
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	1,611	180
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	1,827	2,203
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	575	666

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	$1,388	$243
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	1,387	92
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.832%, 10/15/2040 (A)	1,367	206
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	717	27
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	1,392	166
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	895	85
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	1,502	178
FHLMC CMO, Ser 2011-3802, Cl LS, IO
2.187%, 01/15/2040 (A)	2,074	110
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	939	1,043
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	587	635
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.782%, 05/15/2041 (A)	2,642	325
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	2,139	2,331
FHLMC CMO, Ser 2011-3895, Cl WA
5.711%, 10/15/2038 (A)	379	420
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.432%, 11/15/2041 (A)	2,528	490
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.442%, 04/15/2042 (A)	249	40
FHLMC CMO, Ser 2012-4048, Cl FB
0.642%, 10/15/2041 (A)	1,713	1,722
FHLMC CMO, Ser 2012-4048, Cl FJ
0.583%, 07/15/2037 (A)	1,486	1,478
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.782%, 06/15/2042 (A)	527	106

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.882%, 07/15/2042 (A)	$274	$60
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	3,643	491
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.882%, 08/15/2042 (A)	455	106
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	7,039	7,019
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,515	309
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.982%, 10/15/2042 (A)	1,595	400
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.982%, 11/15/2042 (A)	370	90
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.982%, 11/15/2042 (A)	376	90
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.982%, 11/15/2042 (A)	565	145
FHLMC CMO, Ser 2012-4147, Cl CS, IO
5.932%, 12/15/2042 (A)	1,055	259
FHLMC CMO, Ser 2013-4199, Cl SB, IO
6.032%, 05/15/2040 (A)	1,455	343
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	711	542
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,292	1,035
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	909	695
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	471	532
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	2,824	3,062
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	64	68

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	$7,310	$6,953
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.041%, 01/25/2020 (A)	18,388	951
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.219%, 04/25/2020 (A)	12,858	745
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.667%, 06/25/2020 (A)	10,900	892
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.496%, 08/25/2020 (A)	5,921	441
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.668%, 07/25/2021 (A)	6,851	686
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.577%, 10/25/2021 (A)	2,268	222
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K017, Cl X1, IO
1.448%, 12/25/2021 (A)	3,559	315
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1, IO
1.645%, 06/25/2022 (A)	5,939	594
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K024, Cl X1, IO
0.906%, 09/25/2022 (A)	3,185	194
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, Cl X1, IO
1.545%, 02/25/2018 (A)	27,645	1,564
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, Cl X1, IO
2.085%, 05/25/2018 (A)	8,585	680
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,792	3,087
FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	989	723

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.532%, 08/15/2036 (A)	$1,079	$175
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	2,647	280
FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	3,273	3,325
FHLMC STRIPS CMO, Ser 2012-267, Cl F5
0.668%, 08/15/2042 (A)	2,798	2,800
FHLMC TBA
3.500%, 12/01/2040	7,400	7,445
2.500%, 12/15/2027	13,300	13,299
FNMA
8.000%, 04/01/2015 to 11/01/2037	312	360
7.500%, 06/01/2030 to 04/01/2039	1,793	2,058
7.000%, 12/01/2015 to 02/01/2039	5,070	5,715
6.500%, 05/01/2017 to 07/01/2039	12,479	14,091
6.000%, 06/01/2016 to 11/01/2048	36,464	40,289
5.500%, 04/01/2014 to 04/01/2040	58,911	64,338
5.000%, 02/01/2020 to 05/01/2042	126,443	137,929
4.762%, 02/01/2020	731	819
4.672%, 07/01/2020	740	826
4.640%, 01/01/2021	969	1,074
4.540%, 01/01/2020	1,425	1,582
4.530%, 12/01/2019	3,873	4,299
4.500%, 07/01/2020 to 12/01/2042	35,582	38,205
4.399%, 02/01/2020	6,000	6,620
4.390%, 05/01/2021	1,000	1,093
4.369%, 02/01/2020	1,912	2,107
4.368%, 04/01/2020	2,150	2,367
4.340%, 06/01/2021	1,000	1,088
4.338%, 11/01/2021	6,033	6,613
4.317%, 07/01/2021	1,261	1,403
4.303%, 07/01/2021	5,432	5,909
4.300%, 04/01/2021	1,191	1,297
4.260%, 07/01/2021	1,000	1,085
4.250%, 04/01/2021	3,679	3,991
4.240%, 06/01/2021	995	1,078
4.120%, 04/01/2020	1,147	1,247
4.066%, 07/01/2020	2,453	2,667
4.060%, 07/01/2021	1,000	1,074
4.050%, 01/01/2021	1,430	1,535

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 04/01/2019 to 08/01/2043	$57,003	$59,612
3.975%, 11/01/2020	784	851
3.940%, 07/01/2021	1,500	1,596
3.930%, 01/01/2021	1,000	1,072
3.820%, 06/01/2017	1,893	2,036
3.800%, 03/01/2018	1,923	2,082
3.770%, 09/01/2021	3,000	3,177
3.740%, 07/01/2020	1,359	1,449
3.670%, 07/01/2023	1,500	1,537
3.632%, 12/01/2020	4,010	4,263
3.630%, 01/01/2018	2,000	2,150
3.590%, 12/01/2020	954	1,006
3.583%, 09/01/2020	6,690	7,071
3.520%, 01/01/2018	2,922	3,135
3.505%, 09/01/2020	4,746	4,998
3.500%, 01/01/2026 to 08/01/2043	75,376	75,956
3.430%, 10/01/2020	1,914	2,005
3.380%, 01/01/2018	1,500	1,604
3.290%, 10/01/2020	999	1,039
3.230%, 11/01/2020	1,476	1,530
3.030%, 12/01/2021	1,453	1,467
3.000%, 03/01/2027 to 06/01/2043	101,793	100,329
2.970%, 11/01/2018	1,423	1,492
2.940%, 05/01/2022	976	975
2.790%, 07/01/2022	1,000	987
2.690%, 10/01/2017	1,472	1,544
2.670%, 07/01/2022	976	956
2.646%, 10/01/2022	8,339	8,126
2.629%, 09/01/2043	1,636	1,636
2.600%, 06/01/2022	972	950
2.500%, 11/01/2026 to 10/01/2042	29,337	28,947
2.490%, 03/01/2023	1,750	1,672
2.470%, 09/01/2022	1,469	1,415
2.400%, 12/01/2022 to 02/01/2023	3,700	3,527
2.390%, 12/01/2022	1,750	1,668
2.380%, 12/01/2022	2,000	1,896
2.374%, 02/01/2043	813	827
2.370%, 07/01/2019 to 11/01/2022	2,000	1,971
2.340%, 12/01/2022 to 01/01/2023	4,406	4,176
2.320%, 12/01/2022	1,474	1,399
2.280%, 11/01/2022	1,966	1,861
2.210%, 12/01/2022	3,626	3,410
2.200%, 07/01/2019	2,448	2,472
2.190%, 12/01/2022	1,966	1,848
2.115%, 02/01/2043	815	824
2.100%, 06/01/2019	1,000	1,008

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.062%, 06/01/2043	$3,093	$3,110
2.030%, 08/01/2019	2,030	2,019
2.000%, 12/01/2020	1,500	1,431
1.940%, 07/01/2019	1,000	1,012
1.690%, 12/01/2019	2,000	1,933
1.580%, 01/01/2020	1,965	1,905
1.470%, 12/01/2019	1,471	1,420
1.400%, 07/01/2017	2,500	2,527
FNMA ARM (A)
6.200%, 08/01/2036	102	111
5.779%, 05/01/2037	54	58
5.725%, 06/01/2036	22	24
5.209%, 12/01/2035	168	180
5.202%, 01/01/2023	62	68
4.187%, 03/01/2037	2,016	2,124
3.085%, 11/01/2036	338	359
3.027%, 03/01/2042	1,216	1,254
2.889%, 05/01/2043	370	377
2.857%, 11/01/2036	514	551
2.823%, 12/01/2036	680	730
2.748%, 09/01/2037	14	15
2.740%, 10/01/2036	209	223
2.722%, 10/01/2036	1,325	1,415
2.700%, 06/01/2036	724	773
2.598%, 05/01/2036	176	187
2.591%, 07/01/2037	197	209
2.589%, 06/01/2036	709	758
2.582%, 04/01/2037	509	542
2.580%, 10/01/2036	311	334
2.520%, 07/01/2036	427	454
2.516%, 06/01/2036	359	382
2.462%, 09/01/2037	347	370
2.438%, 07/01/2037	584	618
2.420%, 08/01/2036	319	343
2.410%, 09/01/2036	403	437
2.406%, 02/01/2037	624	663
2.265%, 11/01/2037	280	297
2.258%, 11/01/2037	494	524
2.255%, 09/01/2036	196	210
2.149%, 06/01/2043	942	951
2.112%, 04/01/2043	597	602
2.068%, 07/01/2043	6,656	6,667
2.041%, 06/01/2043	1,693	1,705
2.036%, 07/01/2043	865	838
2.031%, 07/01/2043	—	—
1.996%, 01/01/2043	985	988
1.994%, 04/01/2043	4,187	4,210
1.978%, 04/01/2043	5,347	5,372
1.963%, 05/01/2037	1,475	1,553
1.879%, 01/01/2037	475	504
1.825%, 02/01/2037	347	361
1.799%, 09/01/2036	277	294
1.713%, 07/01/2037	256	268
0.622%, 09/01/2022	1,170	1,172

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.608%, 10/01/2022	$3,000	$3,008
0.600%, 01/01/2023	1,229	1,232
0.542%, 01/01/2023	983	989
0.532%, 01/01/2023	1,965	1,963
0.522%, 01/01/2023	3,500	3,510
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	146	166
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	358	409
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	473	536
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	345	399
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022	—	—
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	145	184
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	679	750
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	705	789
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	562	627
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	503	573
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	365	410
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	475	522
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	150	146
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	499	577
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	46	53
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	369	388
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	387	446
FNMA CMO, Ser 2002-10, Cl SB
18.802%, 03/25/2017 (A)	46	56
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	563	671
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	653	751
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	2,215	2,518
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	32	36

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	$533	$563
FNMA CMO, Ser 2003-131, Cl SK
15.868%, 01/25/2034 (A)	306	410
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	2,000	2,209
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	2,000	2,230
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	148	124
FNMA CMO, Ser 2003-42, Cl EP
4.000%, 11/25/2022	43	44
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	452	480
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	2,294	2,439
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,086	1,190
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	369	343
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	159	167
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	72	71
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	160	156
FNMA CMO, Ser 2004-61, Cl FH
0.966%, 11/25/2032 (A)	730	738
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,334	1,489
FNMA CMO, Ser 2005-106, Cl US
23.958%, 11/25/2035 (A)	654	1,038
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	1,137	1,207
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	741	807
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/2035	924	1,020
FNMA CMO, Ser 2005-72, Cl SB
16.460%, 08/25/2035 (A)	223	287
FNMA CMO, Ser 2005-74, Cl CS
19.564%, 05/25/2035 (A)	353	493
FNMA CMO, Ser 2005-74, Cl SK
19.674%, 05/25/2035 (A)	270	379
FNMA CMO, Ser 2005-90, Cl ES
16.460%, 10/25/2035 (A)	245	319
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	176	173

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-104, Cl IC, IO
6.389%, 11/25/2036 (A)	$1,426	$329
FNMA CMO, Ser 2006-117, Cl GS, IO
6.484%, 12/25/2036 (A)	291	52
FNMA CMO, Ser 2006-118, Cl A2
0.238%, 12/25/2036 (A)	635	620
FNMA CMO, Ser 2006-125, Cl SM, IO
7.034%, 01/25/2037 (A)	1,913	295
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	282	262
FNMA CMO, Ser 2006-23, Cl FK
0.416%, 04/25/2036 (A)	337	336
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	302	293
FNMA CMO, Ser 2006-3, Cl DO, PO
0.000%, 03/25/2036	357	330
FNMA CMO, Ser 2006-31, Cl PD
5.500%, 11/25/2034	111	112
FNMA CMO, Ser 2006-33, Cl LS
29.403%, 05/25/2036 (A)	223	411
FNMA CMO, Ser 2006-44, Cl FP
0.566%, 06/25/2036 (A)	298	299
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	141	131
FNMA CMO, Ser 2006-46, Cl SW
23.591%, 06/25/2036 (A)	220	338
FNMA CMO, Ser 2006-51, Cl SP, IO
6.484%, 03/25/2036 (A)	326	49
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	423	471
FNMA CMO, Ser 2006-56, Cl FC
0.456%, 07/25/2036 (A)	360	359
FNMA CMO, Ser 2006-56, Cl PF
0.516%, 07/25/2036 (A)	432	433
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	316	308
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	665	606
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	834	946
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	482	532

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-94, Cl GI, IO
6.484%, 10/25/2026 (A)	$858	$137
FNMA CMO, Ser 2007-100, Cl SM, IO
6.284%, 10/25/2037 (A)	1,077	148
FNMA CMO, Ser 2007-101, Cl A2
0.416%, 06/27/2036 (A)	1,222	1,204
FNMA CMO, Ser 2007-112, Cl SA, IO
6.284%, 12/25/2037 (A)	858	120
FNMA CMO, Ser 2007-114, Cl A6
0.366%, 10/27/2037 (A)	1,600	1,601
FNMA CMO, Ser 2007-116, Cl HI, IO
1.556%, 01/25/2038 (A)	1,221	78
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	3,630	3,995
FNMA CMO, Ser 2007-29, Cl SG
22.113%, 04/25/2037 (A)	191	282
FNMA CMO, Ser 2007-43, Cl FL
0.466%, 05/25/2037 (A)	153	153
FNMA CMO, Ser 2007-53, Cl SH, IO
5.934%, 06/25/2037 (A)	715	101
FNMA CMO, Ser 2007-54, Cl FA
0.566%, 06/25/2037 (A)	599	600
FNMA CMO, Ser 2007-60, Cl AX, IO
6.984%, 07/25/2037 (A)	1,385	214
FNMA CMO, Ser 2007-64, Cl FA
0.636%, 07/25/2037 (A)	65	65
FNMA CMO, Ser 2007-65, Cl KI, IO
6.454%, 07/25/2037 (A)	711	95
FNMA CMO, Ser 2007-68, Cl SC, IO
6.534%, 07/25/2037 (A)	900	128
FNMA CMO, Ser 2007-72, Cl EK, IO
6.234%, 07/25/2037 (A)	1,006	131
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	45	45
FNMA CMO, Ser 2007-79, Cl SB
23.408%, 08/25/2037 (A)	90	137
FNMA CMO, Ser 2007-85, Cl SG
15.835%, 09/25/2037 (A)	288	362
FNMA CMO, Ser 2007-92, Cl YS, IO
5.614%, 06/25/2037 (A)	910	137
FNMA CMO, Ser 2008-1, Cl BI, IO
5.744%, 02/25/2038 (A)	884	108

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-20, Cl SA, IO
6.824%, 03/25/2038 (A)	$534	$82
FNMA CMO, Ser 2008-22, Cl SI, IO
6.264%, 03/25/2037 (A)	9,655	1,045
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,500	1,606
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	190	206
FNMA CMO, Ser 2008-24, Cl PF
0.816%, 02/25/2038 (A)	476	482
FNMA CMO, Ser 2008-32, Cl SA, IO
6.684%, 04/25/2038 (A)	307	46
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	658	6
FNMA CMO, Ser 2008-4, Cl SD, IO
5.834%, 02/25/2038 (A)	1,977	260
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	2,935	3,149
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	718
FNMA CMO, Ser 2009-103, Cl MB
2.670%, 12/25/2039 (A)	553	572
FNMA CMO, Ser 2009-17, Cl QS, IO
6.484%, 03/25/2039 (A)	401	59
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	1,760	1,908
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	557	96
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	999	943
FNMA CMO, Ser 2009-84, Cl WS, IO
5.734%, 10/25/2039 (A)	486	67
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	5,963	5,686
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	367	55
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	687	607
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	818	22

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-99, Cl SC, IO
6.014%, 12/25/2039 (A)	$610	$63
FNMA CMO, Ser 2010-1, Cl WA
6.180%, 02/25/2040 (A)	465	511
FNMA CMO, Ser 2010-100, Cl CS, IO
6.484%, 09/25/2040 (A)	2,662	459
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	1,778	1,917
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,811
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	1,288	1,392
FNMA CMO, Ser 2010-142, Cl SM, IO
6.364%, 12/25/2040 (A)	1,353	178
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	591	612
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	2,360	350
FNMA CMO, Ser 2010-150, Cl SN, IO
6.291%, 01/25/2041 (A)	2,661	395
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	553	630
FNMA CMO, Ser 2010-23, Cl KS, IO
6.934%, 02/25/2040 (A)	704	107
FNMA CMO, Ser 2010-27, Cl AS, IO
6.314%, 04/25/2040 (A)	3,108	509
FNMA CMO, Ser 2010-35, Cl SB, IO
6.254%, 04/25/2040 (A)	768	109
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	318	294
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	809	850
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	983	1,082
FNMA CMO, Ser 2010-68, Cl SA, IO
4.834%, 07/25/2040 (A)	2,738	336
FNMA CMO, Ser 2010-M5, Cl A1
2.259%, 07/25/2020	65	67
FNMA CMO, Ser 2011-117, Cl LS, IO
6.434%, 10/25/2040 (A)	5,043	905
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	512	551

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-30, Cl LS, IO
2.711%, 04/25/2041 (A)	$1,598	$95
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	918	1,016
FNMA CMO, Ser 2011-58, Cl AT
4.000%, 07/25/2041	2,461	2,596
FNMA CMO, Ser 2011-63, Cl SW, IO
6.514%, 07/25/2041 (A)	2,165	307
FNMA CMO, Ser 2011-75, Cl FA
0.716%, 08/25/2041 (A)	498	500
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.784%, 09/25/2041 (A)	4,869	634
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	4,046	598
FNMA CMO, Ser 2011-96, Cl SA, IO
6.384%, 10/25/2041 (A)	4,866	849
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,582
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	7,943
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,654
FNMA CMO, Ser 2012-101, Cl FC
0.666%, 09/25/2042 (A)	936	934
FNMA CMO, Ser 2012-111, Cl JS, IO
5.934%, 07/25/2040 (A)	2,530	578
FNMA CMO, Ser 2012-112, Cl FD
0.666%, 10/25/2042 (A)	953	952
FNMA CMO, Ser 2012-128, Cl SL, IO
5.984%, 11/25/2042 (A)	667	180
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.984%, 11/25/2042 (A)	1,132	304
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	22,135	21,190
FNMA CMO, Ser 2012-133, Cl CS, IO
5.984%, 12/25/2042 (A)	836	199
FNMA CMO, Ser 2012-133, Cl JP
2.500%, 07/25/2042	4,423	4,335
FNMA CMO, Ser 2012-133, Cl SA, IO
5.984%, 12/25/2042 (A)	380	90
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	2,069	2,034
FNMA CMO, Ser 2012-134, Cl MS
5.984%, 12/25/2042 (A)	1,055	267

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-134, Cl SK, IO
5.984%, 12/25/2042 (A)	$852	$209
FNMA CMO, Ser 2012-137, Cl CF
0.466%, 08/25/2041 (A)	1,417	1,401
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	2,463	316
FNMA CMO, Ser 2012-14, Cl FB
0.616%, 08/25/2037 (A)	804	806
FNMA CMO, Ser 2012-17, Cl WS, IO
6.384%, 07/25/2039 (A)	1,252	233
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	212	238
FNMA CMO, Ser 2012-35, Cl SQ10, IO
6.434%, 04/25/2042 (A)	751	117
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	2,801	3,057
FNMA CMO, Ser 2012-47, Cl HF
0.566%, 05/25/2027 (A)	3,786	3,794
FNMA CMO, Ser 2012-70, Cl YS, IO
6.484%, 02/25/2041 (A)	786	172
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	166	152
FNMA CMO, Ser 2012-74, Cl SA, IO
6.484%, 03/25/2042 (A)	2,403	418
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	331	304
FNMA CMO, Ser 2012-75, Cl NS, IO
6.434%, 07/25/2042 (A)	941	189
FNMA CMO, Ser 2012-89, Cl FD
0.616%, 04/25/2039 (A)	1,374	1,377
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	9,620	1,203
FNMA CMO, Ser 2012-93, Cl SG, IO
5.934%, 09/25/2042 (A)	1,185	262
FNMA CMO, Ser 2012-97, Cl FB
0.666%, 09/25/2042 (A)	1,401	1,398
FNMA CMO, Ser 2012-M11, Cl FA
0.684%, 08/25/2019 (A)	1,687	1,697
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	8,189	8,160
FNMA CMO, Ser 2012-M15, Cl A
2.657%, 10/25/2022 (A)	7,036	6,857

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	$400	$398
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043	2,210	1,652
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043	5,039	3,790
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	1,188	870
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	6,346	6,506
FNMA CMO, Ser 2013-19, Cl SK, IO
5.984%, 03/25/2043 (A)	770	189
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	2,286	327
FNMA CMO, Ser 2013-41, Cl WG
2.500%, 11/25/2042	1,240	1,231
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	5,976	6,605
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	5,200	5,737
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043	989	741
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	825	976
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	1,442	1,685
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	543	641
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	612	698
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024	333	324
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	214	208
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	531	100
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	773	160

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	$5,674	$615
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	2,133	422
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	3,435	613
FNMA Interest STRIPS CMO, Ser 2012-409, Cl CS, IO
3.000%, 04/25/2027	3,781	414
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.666%, 08/25/2042 (A)	1,406	1,406
FNMA Interest STRIPS CMO, Ser 2012-416, Cl A350
3.500%, 11/25/2042	5,108	5,166
FNMA TBA
5.000%, 12/01/2037 to 01/01/2038	17,600	19,123
4.500%, 01/01/2038 to 12/01/2040	13,300	14,178
4.000%, 12/16/2019 to 12/25/2043	101,405	105,817
3.500%, 12/01/2040 to 12/25/2043	22,155	22,290
3.000%, 01/25/2026 to 12/12/2042	55,245	56,291
2.500%, 01/01/2026 to 12/25/2028	31,350	31,286
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.747%, 12/25/2042 (A)	777	913
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	927	1,019
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,079	1,211
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	413	471
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	342	395
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	654	757
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,037
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	669	784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	$559	$641
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.386%, 03/25/2045 (A)	1,739	1,736
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	261	305
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.386%, 02/25/2036 (A)	414	409
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.426%, 11/25/2046 (A)	901	899
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
38.184%, 07/25/2037 (A)	34	63
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	1,270	1,458
GNMA
9.500%, 12/15/2020	4	5
7.500%, 10/15/2037 to 09/20/2038	746	846
7.000%, 12/20/2017 to 06/15/2035	2,770	3,213
6.500%, 01/15/2024 to 02/15/2039	4,185	4,715
6.000%, 12/15/2023 to 10/20/2040	13,884	15,651
5.000%, 07/20/2040 to 11/20/2040	998	1,094
4.500%, 01/20/2040 to 07/20/2041	18,968	20,532
GNMA ARM
1.750%, 04/20/2028 to 06/20/2029 (A)	46	48
1.625%, 03/20/2032 to 07/20/2034 (A)	663	690
1.550%, 01/20/2060 (A)	1,335	1,365
GNMA CMO, Ser 2001-18, Cl WH
31.883%, 04/20/2031 (A)	78	169
GNMA CMO, Ser 2001-22, Cl PS
20.573%, 03/17/2031 (A)	552	848
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,310	1,497
GNMA CMO, Ser 2002-23, Cl SD
20.495%, 04/16/2032 (A)	752	1,164
GNMA CMO, Ser 2002-51, Cl SG
31.772%, 04/20/2031 (A)	66	139
GNMA CMO, Ser 2002-57, Cl SB
109.988%, 08/16/2032	61	246

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2002-69, Cl SC
16.130%, 02/20/2032 (A)	$34	$35
GNMA CMO, Ser 2003-60, Cl GS
12.138%, 05/16/2033 (A)	73	90
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	3,171	3,574
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	1,047	1,128
GNMA CMO, Ser 2003-97, Cl SA, IO
6.383%, 11/16/2033 (A)	406	72
GNMA CMO, Ser 2004-17, Cl MZ
5.500%, 03/16/2034	1,142	1,293
GNMA CMO, Ser 2004-28, Cl SV
8.832%, 04/20/2034 (A)	624	706
GNMA CMO, Ser 2004-34, Cl CS
19.507%, 02/20/2034 (A)	43	61
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	193	211
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	34	34
GNMA CMO, Ser 2004-87, Cl SB
7.480%, 03/17/2033 (A)	134	150
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	95	100
GNMA CMO, Ser 2005-3, Cl SB, IO
5.932%, 01/20/2035 (A)	850	126
GNMA CMO, Ser 2005-7, Cl JM
16.352%, 05/18/2034 (A)	121	144
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,152
GNMA CMO, Ser 2006-16, Cl GS, IO
6.822%, 04/20/2036 (A)	1,054	162
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	81	75
GNMA CMO, Ser 2006-38, Cl SG, IO
6.482%, 09/20/2033 (A)	826	48
GNMA CMO, Ser 2006-38, Cl SW, IO
6.332%, 06/20/2036 (A)	673	95
GNMA CMO, Ser 2007-17, Cl AF
0.368%, 04/16/2037 (A)	557	557
GNMA CMO, Ser 2007-26, Cl SW, IO
6.032%, 05/20/2037 (A)	1,346	186
GNMA CMO, Ser 2007-27, Cl SD, IO
6.032%, 05/20/2037 (A)	518	71

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-42, Cl SB, IO
6.582%, 07/20/2037 (A)	$767	$138
GNMA CMO, Ser 2007-45, Cl QA, IO
6.472%, 07/20/2037 (A)	470	82
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.382%, 11/20/2037 (A)	523	89
GNMA CMO, Ser 2007-78, Cl SA, IO
6.363%, 12/16/2037 (A)	8,482	1,231
GNMA CMO, Ser 2007-81, Cl SP, IO
6.482%, 12/20/2037 (A)	663	125
GNMA CMO, Ser 2007-82, Cl SA, IO
6.362%, 12/20/2037 (A)	433	74
GNMA CMO, Ser 2007-9, Cl CI, IO
6.032%, 03/20/2037 (A)	626	87
GNMA CMO, Ser 2008-10, Cl S, IO
5.662%, 02/20/2038 (A)	795	119
GNMA CMO, Ser 2008-2, Cl MS, IO
6.993%, 01/16/2038 (A)	486	80
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	163	159
GNMA CMO, Ser 2008-33, Cl XS, IO
7.533%, 04/16/2038 (A)	315	51
GNMA CMO, Ser 2008-55, Cl SA, IO
6.032%, 06/20/2038 (A)	727	101
GNMA CMO, Ser 2008-95, Cl DS, IO
7.132%, 12/20/2038 (A)	1,111	172
GNMA CMO, Ser 2009-102, Cl SM, IO
6.233%, 06/16/2039 (A)	1,344	170
GNMA CMO, Ser 2009-106, Cl AS, IO
6.233%, 11/16/2039 (A)	1,267	189
GNMA CMO, Ser 2009-106, Cl KS, IO
6.232%, 11/20/2039 (A)	13,095	1,903
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	422	88
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	21	4

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	$783	$104
GNMA CMO, Ser 2009-22, Cl SA, IO
6.102%, 04/20/2039 (A)	1,123	150
GNMA CMO, Ser 2009-24, Cl DS, IO
6.132%, 03/20/2039 (A)	502	57
GNMA CMO, Ser 2009-25, Cl SE, IO
7.432%, 09/20/2038 (A)	430	67
GNMA CMO, Ser 2009-31, Cl TS, IO
6.132%, 03/20/2039 (A)	1,031	136
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	179	31
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,365	34
GNMA CMO, Ser 2009-42, Cl SC, IO
5.912%, 06/20/2039 (A)	356	46
GNMA CMO, Ser 2009-43, Cl SA, IO
5.782%, 06/20/2039 (A)	903	114
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	1,000	1,072
GNMA CMO, Ser 2009-6, Cl SH, IO
5.872%, 02/20/2039 (A)	771	99
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	481	77
GNMA CMO, Ser 2009-65, Cl TS, IO
6.232%, 12/20/2038 (A)	1,442	174
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,604
GNMA CMO, Ser 2009-66, Cl XS, IO
6.633%, 07/16/2039 (A)	138	24
GNMA CMO, Ser 2009-67, Cl SA, IO
5.883%, 08/16/2039 (A)	900	129
GNMA CMO, Ser 2009-72, Cl SM, IO
6.083%, 08/16/2039 (A)	1,288	203
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	784	833
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	759	690

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-8, Cl PS
6.133%, 08/16/2038 (A)	$117	$18
GNMA CMO, Ser 2009-83, Cl TS, IO
5.932%, 08/20/2039 (A)	892	114
GNMA CMO, Ser 2010-116, Cl MP
3.500%, 09/16/2040	1,284	1,359
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	358	349
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	414	384
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	425	368
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/2033	9	9
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	3,577	410
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,182	995
GNMA CMO, Ser 2010-31, Cl GS, IO
6.332%, 03/20/2039 (A)	732	121
GNMA CMO, Ser 2010-4, Cl NS, IO
6.223%, 01/16/2040 (A)	16,436	2,456
GNMA CMO, Ser 2010-4, Cl SL, IO
6.233%, 01/16/2040 (A)	345	53
GNMA CMO, Ser 2010-47, Cl PX, IO
6.532%, 06/20/2037 (A)	2,015	361
GNMA CMO, Ser 2010-47, Cl XN, IO
6.383%, 04/16/2034 (A)	222	13
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,091
GNMA CMO, Ser 2010-6, Cl AB
3.000%, 11/20/2039	422	422
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	995
GNMA CMO, Ser 2010-85, Cl HS, IO
6.482%, 01/20/2040 (A)	1,160	221
GNMA CMO, Ser 2010-H10, Cl FC
1.169%, 05/20/2060 (A)	4,837	4,905
GNMA CMO, Ser 2010-H17, Cl XQ
5.245%, 07/20/2060 (A)	1,778	2,023
GNMA CMO, Ser 2010-H26, Cl LF
0.526%, 08/20/2058 (A)	6,503	6,447

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	$137	$31
GNMA CMO, Ser 2011-163, Cl WA
5.828%, 12/20/2038 (A)	782	861
GNMA CMO, Ser 2011-40, Cl SA, IO
5.963%, 02/16/2036 (A)	1,916	258
GNMA CMO, Ser 2011-H09, Cl AF
0.682%, 03/20/2061 (A)	1,672	1,665
GNMA CMO, Ser 2012-141, Cl WC
3.781%, 01/20/2042 (A)	881	912
GNMA CMO, Ser 2012-61, Cl FM
0.568%, 05/16/2042 (A)	1,240	1,240
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	2,565	400
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	1,847	359
GNMA CMO, Ser 2012-100, Cl IO, IO
0.891%, 08/16/2052 (A)	4,133	295
GNMA CMO, Ser 2012-H15, Cl FA
0.626%, 05/20/2062 (A)	1,382	1,385
GNMA CMO, Ser 2012-H21, Cl CF
0.876%, 05/20/2061 (A)	2,220	2,226
GNMA CMO, Ser 2012-H21, Cl DF
0.826%, 05/20/2061 (A)	1,485	1,488
GNMA CMO, Ser 2012-H22, Cl FD
0.646%, 01/20/2061 (A)	2,435	2,425
GNMA CMO, Ser 2012-H24, Cl FA
0.626%, 03/20/2060 (A)	1,382	1,385
GNMA CMO, Ser 2012-H24, Cl FE
0.776%, 10/20/2062 (A)	1,520	1,520
GNMA CMO, Ser 2012-H24, Cl FG
0.606%, 04/20/2060 (A)	2,332	2,336
GNMA CMO, Ser 2012-H26, Cl MA
0.726%, 07/20/2062 (A)	1,469	1,467
GNMA CMO, Ser 2012-H27, Cl FB
0.676%, 10/20/2062 (A)	3,364	3,356
GNMA CMO, Ser 2012-H28, Cl FA
0.756%, 09/20/2062 (A)	2,369	2,367
GNMA CMO, Ser 2012-H30, Cl JA
0.656%, 01/20/2060 (A)	1,473	1,477
GNMA CMO, Ser 2012-H30, Cl PA
0.626%, 11/20/2059 (A)	1,266	1,268
GNMA CMO, Ser 2013-44, Cl NA
2.500%, 02/20/2043	2,132	2,110
GNMA CMO, Ser 2013-H01, Cl FA
1.650%, 01/20/2063	3,608	3,550
GNMA CMO, Ser 2013-H01, Cl JA
0.496%, 01/20/2063 (A)	1,466	1,445
GNMA CMO, Ser 2013-H01, Cl TA
0.676%, 01/20/2063 (A)	1,948	1,942

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	$1,501	$1,476
GNMA, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	1,617	1,665
GNMA, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	4,881	5,028
GNMA, Ser 2013-178, Cl A
2.250%, 03/16/2035	3,170	3,185
GNMA, Ser 2013-178, Cl IO, IO
0.950%, 06/16/2055 (A)	7,694	515
GNMA, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	11,870	826
GNMA TBA
4.500%, 12/15/2039	11,900	12,790
4.000%, 12/01/2039 to 01/01/2040	41,000	43,071
3.500%, 12/01/2040 to 12/20/2043	27,620	28,190
3.000%, 12/20/2043	14,875	14,527
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,146
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	5,477	5,666
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.619%, 10/07/2020 (A)	8,861	8,894
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.544%, 11/06/2017 (A)	3,857	3,863
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.644%, 11/05/2020 (A)	3,003	3,019
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.729%, 12/08/2020 (A)	1,298	1,306
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.734%, 12/08/2020 (A)	465	470
0.624%, 01/08/2020 (A)	68	68
0.574%, 02/06/2020 (A)	790	795
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	295	301

		1,957,667

Non-Agency Mortgage-Backed Obligations — 7.4%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (B)	531	535
A10 Securitization LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (B)	250	247

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.397%, 02/02/2037 (A) (B)	$317	$309
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (B)	1,500	1,523
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (B)	164	165
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (B)	570	591
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.073%, 11/25/2046 (A)	1,221	628
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.291%, 03/25/2047 (A)	75	57
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.950%, 05/24/2036 (A) (B)	185	189
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.950%, 05/24/2036 (A) (B)	400	417
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.300%, 03/26/2037 (A) (B)	973	973
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (B)	515	526
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.374%, 10/28/2036 (A) (B)	80	79
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.468%, 11/28/2035 (A) (B)	431	422
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	236	246
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	465	486
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	335	344
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	356	361
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	232	236
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	242	249
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	258	270

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.202%, 11/25/2021 (A)	$137	$134
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.418%, 04/25/2037 (A)	352	285
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	26	26
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	717	750
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	525
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,094
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	300	319
Banc of America Commercial Mortgage, Ser 2005-6, Cl A4
5.185%, 09/10/2047 (A)	70	75
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	500	539
Banc of America Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	554	594
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	825	901
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	800	873
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	536
Banc of America Commercial Mortgage, Ser 2006-5, Cl AM
5.448%, 09/10/2047	2,370	2,537
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	21	22
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	287	303
Banc of America Funding, Ser 2004-C, Cl 1A1
5.078%, 12/20/2034 (A)	154	153
Banc of America Funding, Ser 2005-B, Cl 2A1
2.919%, 04/20/2035 (A)	3,318	3,039

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-G, Cl 2A3
0.338%, 07/20/2036 (A)	$2,341	$2,323
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A) (B)	414	422
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	245	250
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	1,708	1,705
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	427	440
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.716%, 05/25/2018 (A)	109	105
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.616%, 08/25/2018 (A)	88	87
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.187%, 02/25/2033 (A)	3	3
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.856%, 06/25/2033 (A)	218	218
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	487	495
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	92	94
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	75	76
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	79	83
Banc of America Re-REMIC Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (B)	411	392
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.486%, 11/25/2035 (A) (B)	4,674	4,004
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.396%, 12/25/2036 (A) (B)	2,100	1,776
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)	700	654
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	1,500	1,434

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	$385	$385
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (B)	511	535
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	610	650
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (B)	527	544
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.318%, 04/26/2037 (A) (B)	602	612
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (A) (B)	38	38
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.988%, 04/26/2035 (A) (B)	139	136
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.355%, 07/26/2045 (A) (B)	814	789
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.971%, 01/26/2036 (A) (B)	115	113
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.848%, 02/26/2047 (A) (B)	247	240
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.073%, 05/26/2035 (A) (B)	700	661
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
0.998%, 09/26/2037 (A) (B)	880	794
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (B)	751	746
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.321%, 05/28/2036 (A) (B)	683	634
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.679%, 07/26/2036 (A) (B)	343	342
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.369%, 05/26/2036 (A) (B)	1,538	1,443
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.336%, 08/26/2036 (A) (B)	588	569
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
2.173%, 05/26/2037 (A) (B)	562	555

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.003%, 05/25/2034 (A)	$104	$104
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.229%, 05/25/2034 (A)	304	294
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.210%, 08/25/2035 (A)	311	311
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.906%, 11/25/2034 (A)	40	39
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.613%, 08/25/2034 (A)	2,526	2,556
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.804%, 04/25/2035 (A)	186	179
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	77	77
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.753%, 06/11/2041 (A) (B)	12,873	120
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	156	162
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.443%, 03/11/2039 (A)	300	325
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.579%, 04/12/2038 (A)	4,815	5,230
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	300	330
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	400	425
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl AM
5.708%, 06/11/2040 (A)	440	494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM
5.887%, 06/11/2050 (A)	$470	$532
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	1,050	1,177
Bear Stearns Commercial Mortgage Securities, Ser 2007-PWR18, Cl AMA
6.087%, 06/11/2050 (A)	2,250	2,558
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.219%, 07/15/2044 (A)	600	633
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.351%, 01/15/2046 (A)	200	215
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.080%, 01/15/2046 (A) (B)	68,329	91
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	134	137
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.169%, 12/11/2049 (A) (B)	38,009	366
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	2,670	2,917
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.717%, 02/25/2037 (A)	210	210
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.745%, 02/25/2037 (A)	150	150
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.794%, 07/25/2037 (A)	340	341
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A1
0.446%, 01/25/2035 (A) (B)	32	29
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	460
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	638	628
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
3.117%, 02/25/2034 (A)	56	52

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
4.573%, 05/25/2034 (A) (B)	$553	$574
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
3.796%, 08/25/2034 (A)	134	134
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	300	302
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.917%, 11/25/2038 (A) (B)	682	689
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.427%, 09/25/2033 (A) (B)	438	446
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (B)	604	623
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (B)	1,068	1,092
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.612%, 02/25/2035 (A) (B)	184	186
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	1,470	1,483
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	1,613	1,659
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.356%, 02/25/2046 (A) (B)	459	430
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	729	710
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,070	1,162
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	520	578
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	150	156
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046 (A)	1,200	1,253
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	600	627

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	$1,153	$1,238
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
1.947%, 08/15/2045 (A)	1,209	137
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	86
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.122%, 11/17/2026 (A) (B)	330	330
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	312	313
Commercial Mortgage Pass- Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	3,506	3,585
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	448
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	1,867	1,927
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/01/2046	190	194
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.086%, 10/10/2046	90	91
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	1,462	1,470
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	1,270	1,225
Commercial Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	927	958
Commercial Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	742	746

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/2046	$2,621	$2,728
Commercial Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046	938	991
Commercial Mortgage Trust, Ser 2013-CR11, Cl D
5.340%, 10/10/2046 (B)	362	326
Commercial Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	1,983	2,082
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,485	1,571
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,547	1,490
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	137	140
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	529	554
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031	207	177
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.248%, 08/25/2035 (A)	670	446
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	548	564
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.998%, 12/25/2033 (A)	378	371
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	806	832
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.558%, 08/25/2018 (A)	41	42
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
4.949%, 08/25/2034 (A)	553	555
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.713%, 09/25/2034 (A)	58	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	$478	$498
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	400	413
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	584	557
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.566%, 09/25/2035 (A) (B)	3,499	3,049
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,465	1,566
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	638	645
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	282	284
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	208	224
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	319	331
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	427	457
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	508	538
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.644%, 06/25/2034 (A)	417	413
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	445	456

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	77

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	$400	$416
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	1,039	1,094
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.669%, 03/15/2039 (A)	825	892
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	869	946
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.542%, 09/26/2046 (A) (B)	209	208
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A) (B)	400	396
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (B)	12	12
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (B)	201	205
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.169%, 02/27/2047 (A) (B)	451	449
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.704%, 07/28/2036 (A) (B)	481	475
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.419%, 08/28/2047 (A) (B)	404	404
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.169%, 03/27/2046 (A) (B)	1,222	1,225
Credit Suisse Mortgage Capital Certificates, Ser 2012-11R, Cl A6
1.179%, 06/28/2047 (A) (B)	3,785	3,720
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/2037 (A) (B)	802	815
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	2,845	3,043

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	$184	$184
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	1,302	1,368
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (B)	2,055	2,297
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	2,176	2,359
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.439%, 08/10/2044 (A) (B)	6,514	230
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.309%, 04/26/2037 (A) (B)	126	124
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.673%, 02/25/2020 (A)	190	198
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	2,558	2,607
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.568%, 11/19/2044 (A)	1,479	1,093
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	550	540
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	98	99
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (B)	679	704
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.730%, 02/25/2048 (A) (B)	2,183	2,188
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.193%, 09/25/2034 (A)	428	424
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	230	236
Fontainebleau Miami Beach Trust, Ser 2012-FBLU, Cl A
2.887%, 05/05/2027 (B)	1,011	1,020
GE Business Loan Trust, Ser 2003-2A, Cl A
0.538%, 11/15/2031 (A) (B)	3,740	3,581
GE Business Loan Trust, Ser 2005-2A, Cl B
0.668%, 11/15/2033 (A) (B)	1,513	1,327

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	$75	$78
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,035
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	500	512
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	700	738
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,852
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.992%, 10/19/2033 (A)	1,017	1,032
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	341	355
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	507	516
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	411	437
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	154	158
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A)	934	940
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	220	228
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	1,678	1,777
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
5.828%, 07/10/2038 (A)	1,160	1,273
GS Mortgage Securities, Ser 2011-GC3, Cl A4
4.753%, 03/10/2044 (B)	1,068	1,175
GS Mortgage Securities, Ser 2011-GC3, Cl A5
4.176%, 07/10/2046 (A)	370	385
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	299	298
GS Mortgage Securities, Ser ALOH, Cl A
3.551%, 04/10/2034 (B)	329	328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	$2,038	$2,119
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,082
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.574%, 11/10/2039 (A) (B)	9,476	132
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.799%, 08/10/2046 (A)	1,538	1,701
GS Mortgage Securities II, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	55	57
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	10,105	10,447
GS Mortgage Securities II, Ser 2011-GC5, Cl XA, IO
1.730%, 08/10/2044 (A) (B)	2,128	155
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	900	856
GS Mortgage Securities Trust
4.244%, 11/10/2046	1,760	1,835
3.814%, 11/10/2046	2,356	2,462
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	200	209
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A
4.653%, 11/01/2046	890	925
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.272%, 11/01/2046	3,110	3,243
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/01/2046	720	748
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	3	3
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.516%, 09/25/2035 (A) (B)	490	407
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.889%, 09/25/2035 (A) (B)	392	56
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	450	470
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.666%, 06/25/2035 (A)	77	72

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	79

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	$90	$87
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.616%, 10/25/2034 (A)	694	685
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.470%, 05/25/2035 (A)	318	318
Impac CMB Trust, Ser 2007-A, Cl M1
0.566%, 05/25/2037 (A)	3,126	2,800
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	5,128	5,744
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	505	531
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.516%, 05/25/2036 (A)	421	415
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.516%, 08/25/2036 (A)	974	942
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
2.832%, 11/25/2037 (A)	1,176	1,073
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.741%, 10/25/2034 (A)	21	21
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.026%, 09/25/2034 (A)	35	29
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.966%, 11/25/2034 (A)	55	49
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	1,418	1,418
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	2,624	2,725
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (A)	1,457	1,520

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	$1,000	$1,038
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/2045 (A)	410	417
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl D
5.251%, 11/15/2045 (A) (B)	480	437
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	1,903	1,933
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.389%, 08/12/2037 (A)	700	735
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	198	198
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	3,233	3,417
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	1,588	1,704
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.236%, 06/12/2043 (A)	48,442	296
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	2,529	2,755
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	580	636
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	342	346
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.323%, 05/15/2047 (A)	715	715

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	$1,533	$1,701
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
5.875%, 02/12/2051 (A)	475	538
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,280	1,357
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	877	923
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	1,668	1,778
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (B)	1,725	1,862
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	740	775
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	1,501	1,466
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	619	623
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	2,302	2,360
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	499	513
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl A
1.568%, 10/15/2030 (A) (B)	1,550	1,552
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl C
2.718%, 10/15/2030 (A) (B)	1,190	1,191

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/2047	$150	$166
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.755%, 07/25/2034 (A)	106	107
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.155%, 06/25/2034 (A)	1,434	1,425
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.769%, 09/25/2034 (A)	107	108
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.930%, 02/25/2035 (A)	533	536
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.204%, 04/25/2035 (A)	263	263
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.754%, 06/25/2035 (A)	538	536
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.734%, 08/25/2034 (A)	811	810
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.643%, 11/25/2033 (A)	851	857
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.726%, 08/25/2034 (A)	434	433
JPMorgan Re-REMIC, Ser 2009-6, Cl 4A1
2.710%, 09/26/2036 (A) (B)	266	268
JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
1.867%, 08/26/2035 (A) (B)	193	192
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.874%, 07/15/2044 (A)	844	857
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.884%, 07/15/2044 (A)	380	425
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	21	21
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	419	427
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	350	375

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	81

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.531%, 02/15/2041 (A) (B)	$22,889	$167
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.858%, 06/15/2038 (A)	450	494
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	134	149
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	164
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.164%, 09/15/2045 (A)	500	576
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.034%, 11/27/2037 (A) (B)	300	310
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.619%, 11/21/2034 (A)	1,308	1,348
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.619%, 11/21/2034 (A)	9,614	9,994
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	1,501	1,574
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,383	2,449
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.526%, 07/25/2035 (A) (B)	1,080	916
Master Seasoned Securities Trust, Ser 2005-1, Cl 4A1
2.426%, 10/25/2032 (A)	97	97
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.842%, 06/25/2034 (A)	27	25
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	227	241
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	612	508
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	559	582
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	41	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	$209	$213
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.516%, 05/25/2035 (A) (B)	484	408
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)	148	118
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
2.619%, 10/25/2032 (A)	10	10
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.175%, 12/25/2034 (A)	473	470
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.654%, 07/25/2033 (A)	116	118
Merrill Lynch Mortgage Investors, Ser 2004-A, Cl A2
0.873%, 04/25/2029 (A)	323	311
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.472%, 02/25/2034 (A)	137	136
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.102%, 02/25/2034 (A)	1,146	1,149
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.493%, 08/25/2034 (A)	252	256
Merrill Lynch Mortgage Investors, Ser 2004-B, Cl A3
2.016%, 05/25/2029 (A)	491	493
Merrill Lynch Mortgage Investors, Ser 2004-D, Cl A2
1.093%, 09/25/2029 (A)	367	365
Merrill Lynch Mortgage Investors, Ser 2005-1, Cl 2A1
2.145%, 04/25/2035 (A)	46	44
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	1,069	1,097
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	1,105	1,183
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.367%, 01/12/2044 (A)	480	516
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.497%, 02/25/2036 (A)	284	264
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.679%, 05/12/2039 (A)	505	552

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.852%, 06/12/2050 (A)	$30	$34
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl AM
5.204%, 12/12/2049	460	503
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.196%, 12/12/2049 (A) (B)	14,713	171
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	900	988
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	1,080	1,199
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049 (C)	1,930	2,162
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	1,481	1,475
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.892%, 08/15/2045 (A) (B)	5,100	495
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	3,654	3,576
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	2,893	2,911
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (A)	1,600	1,661
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl ASB
3.912%, 07/15/2046 (A)	394	416
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A4
4.367%, 08/15/2046 (A)	830	869

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.943%, 02/15/2046	$670	$638
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	829	807
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.446%, 02/15/2046	707	670
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	420	404
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	4,109	4,289
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A4
4.661%, 06/15/2044 (B)	1,540	1,687
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	1,496	1,518
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	53	53
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.183%, 11/14/2042 (A)	22	22
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	5,645	6,045
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.810%, 08/12/2041 (A)	6,350	7,029
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.218%, 02/12/2044 (A) (B)	35,860	187
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.911%, 06/11/2049 (A)	1,000	1,124
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.647%, 06/11/2042 (A)	300	340
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	1,620	1,702
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	365

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	83

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	$950	$1,005
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.701%, 04/25/2034 (A)	456	475
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	25	18
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.276%, 02/25/2047 (A)	121	108
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (B)	1,026	1,036
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (B)	473	479
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	1,040	1,040
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	2,274	2,290
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (B)	400	330
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	4,434	4,388
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.822%, 05/25/2036 (A)	447	390
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.520%, 03/26/2036 (A) (B)	474	475
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043	1,494	1,494
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.368%, 08/25/2029 (A) (B)	969	969
Northstar, Ser 2013-1A, Cl A
2.042%, 07/25/2029 (A) (B)	784	785
Northstar, Ser 2013-1A, Cl B
5.166%, 08/25/2029 (A) (B)	500	497
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	180	190
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	48	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	$2,074	$1,991
RALI Trust, Ser 2005-QO5, Cl A1
1.148%, 01/25/2046 (A)	1,184	832
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	130	137
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	48	46
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (B)	229	232
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (B)	547	561
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.316%, 09/26/2036 (A) (B)	726	659
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (B)	885	888
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	696	717
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	211	217
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	306	327
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,684	1,720
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.508%, 09/25/2045 (A)	841	673
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	487	502
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	770	783
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	295	309
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.553%, 12/25/2034 (A)	1,152	1,153
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	254	256
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.621%, 09/25/2033 (A)	419	422

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.729%, 01/20/2035 (A)	$714	$642
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	—	—
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	114	114
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (B)	608	633
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (B)	1,000	1,086
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	274	280
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A) (B)	700	734
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	1,007	1,027
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (B)	800	840
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	1,397	1,394
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A) (B)	432	427
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A) (B)	330	323
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A) (B)	253	253
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A) (B)	121	122
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	1,197	1,194
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.856%, 06/25/2034 (A)	404	403
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.486%, 10/25/2035 (A)	3,484	3,022

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.648%, 04/19/2035 (A)	$2,619	$2,426
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.828%, 10/19/2034 (A)	269	254
Structured Asset Securities, Ser 2001-15A, Cl 4A1
2.185%, 10/25/2031 (A)	52	52
Structured Asset Securities, Ser 2003-16, Cl A3
0.666%, 06/25/2033 (A)	195	191
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.463%, 10/25/2033 (A)	7,545	7,560
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.530%, 11/25/2033 (A)	108	110
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	542	555
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.202%, 12/25/2033 (A)	174	173
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	578	595
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.806%, 09/25/2043 (A)	466	447
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.570%, 08/15/2039 (A)	1,302	1,341
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	866	837
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	3,380	3,345
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	416	418
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.800%, 05/10/2063 (A) (B)	3,675	334

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	85

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	$2,058	$2,051
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	590	561
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	1,765	2,064
Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (A) (B)	1,043	1,049
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	877	831
Volt CMO, Ser 2013-NPL5, Cl A1
3.625%, 04/25/2055	875	872
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (A)	2	2
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	123	130
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.289%, 12/15/2044 (A)	1,000	1,071
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.185%, 06/15/2045 (A) (B)	80,515	168
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	560	608
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.496%, 01/25/2033 (A)	297	298
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR6, Cl A
1.548%, 06/25/2042 (A)	23	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.428%, 10/25/2033 (A)	352	358

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.440%, 06/25/2033 (A)	$340	$344
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.309%, 08/25/2033 (A)	290	291
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.427%, 08/25/2033 (A)	193	193
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.427%, 09/25/2033 (A)	628	634
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.457%, 09/25/2033 (A)	236	237
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	106	107
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	141	144
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.006%, 06/25/2033 (A)	58	69
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	1,106	1,146
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.453%, 06/25/2034 (A)	175	176
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.453%, 06/25/2034 (A)	229	230
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	352	365
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.566%, 03/25/2034 (A)	21	21
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	665	693
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.456%, 10/25/2045 (A)	2,854	2,603

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.446%, 11/25/2045 (A)	$4,523	$4,096
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.456%, 12/25/2045 (A)	4,225	3,775
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.218%, 01/25/2046 (A)	2,640	695
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.456%, 10/25/2046 (A)	1,016	957
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.254%, 11/25/2036 (A)	316	263
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.959%, 12/25/2046 (A)	458	262
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.456%, 12/25/2046 (A)	482	461
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
2.435%, 02/25/2037 (A)	3,711	2,982
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	545	147
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	62	64
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033	77	68
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033	206	198
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl A4
4.218%, 07/15/2046 (A)	280	292
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (B)	324	326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034	$276	$290
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.518%, 11/25/2033 (A)	336	340
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.754%, 02/25/2034 (A)	228	228
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	57	57
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.617%, 12/25/2034 (A)	485	488
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.617%, 12/25/2034 (A)	323	327
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.730%, 12/25/2034 (A)	153	153
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.730%, 12/25/2034 (A)	229	231
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.699%, 07/25/2034 (A)	548	551
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.966%, 08/25/2034 (A)	162	165
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.614%, 09/25/2034 (A)	923	932
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.633%, 10/25/2034 (A)	440	451
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.633%, 10/25/2034 (A)	352	358

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	87

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	$150	$154
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/2020	107	109
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.335%, 08/25/2035 (A)	351	359
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.681%, 06/25/2035 (A)	654	663
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.640%, 10/25/2033 (A)	201	200
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.517%, 11/25/2036 (A)	484	469
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.642%, 04/25/2036 (A)	548	540
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (B)	855	853
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.126%, 02/15/2044 (A) (B)	8,077	325
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	600	640
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	4,610	4,744
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	4,920	4,902
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.594%, 06/15/2045 (A) (B)	3,183	311
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,618

		432,275

Total Mortgage-Backed Securities (Cost $2,361,080) ($ Thousands)		2,389,942

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 27.3%

Consumer Discretionary — 1.6%
Best Buy
5.000%, 08/01/2018 (C)	$237	$246
CBS
8.875%, 05/15/2019	125	160
7.875%, 07/30/2030	160	197
5.750%, 04/15/2020	92	104
4.300%, 02/15/2021	250	259
Comcast
6.500%, 01/15/2015	2,795	2,980
6.500%, 01/15/2017	5,055	5,840
6.500%, 11/15/2035 (C)	300	346
6.450%, 03/15/2037	200	231
5.850%, 11/15/2015	648	713
4.950%, 06/15/2016	4,125	4,534
4.650%, 07/15/2042	170	156
4.250%, 01/15/2033	1,045	967
3.125%, 07/15/2022	133	128
Comcast Cable Communications Holdings
9.455%, 11/15/2022	850	1,189
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	187
CVS
5.789%, 01/10/2026 (B)	1,636	1,817
CVS Caremark
6.125%, 09/15/2039	140	159
4.125%, 05/15/2021	360	377
2.750%, 12/01/2022	230	212
CVS Lease Pass-Through
6.036%, 12/10/2028 (B)	2,275	2,513
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	319	346
5.880%, 01/10/2028	154	168
Daimler Finance North America LLC
2.625%, 09/15/2016 (B)	389	404
2.375%, 08/01/2018 (B)	4,730	4,756
1.875%, 09/15/2014 (B)	1,956	1,976
1.875%, 01/11/2018 (B)	1,466	1,460
1.650%, 04/10/2015 (B)	337	340
1.300%, 07/31/2015 (B)	3,340	3,361
DIRECTV Holdings
3.800%, 03/15/2022	1,035	990
Discovery Communications
4.950%, 05/15/2042	115	107
Ford Motor
4.750%, 01/15/2043	2,160	1,931
Ford Motor Credit LLC
4.375%, 08/06/2023	3,165	3,206
Gap
5.950%, 04/12/2021 (C)	514	570

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Motors
6.250%, 10/02/2043 (B)	$615	$624
4.875%, 10/02/2023 (B)	1,170	1,176
3.500%, 10/02/2018 (B)	3,070	3,124
Glencore Funding LLC
2.500%, 01/15/2019 (B)	985	951
Historic TW
9.150%, 02/01/2023	500	673
Home Depot
3.750%, 02/15/2024	2,440	2,456
Johnson Controls
5.250%, 12/01/2041	440	436
4.250%, 03/01/2021	265	274
3.750%, 12/01/2021	289	291
Kohl’s
6.250%, 12/15/2017	255	295
Lowe’s MTN
7.110%, 05/15/2037	400	496
5.125%, 11/15/2041	48	50
LVMH Louis Vuitton Moet Hennessy
1.625%, 06/29/2017 (B)	2,557	2,577
Macy’s Retail Holdings
7.450%, 07/15/2017	120	143
6.900%, 04/01/2029	100	113
5.125%, 01/15/2042	54	51
4.300%, 02/15/2043	153	128
2.875%, 02/15/2023	232	210
McDonald’s MTN
5.350%, 03/01/2018	1,200	1,383
NBC Universal Enterprise
1.974%, 04/15/2019 (B)	1,600	1,574
NBC Universal Media
5.950%, 04/01/2041	200	218
4.375%, 04/01/2021	150	161
Newell Rubbermaid
4.700%, 08/15/2020	176	186
News America
6.200%, 12/15/2034	265	292
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	255	252
Thomson Reuters
4.700%, 10/15/2019	250	274
Time Warner
7.700%, 05/01/2032	170	215
7.625%, 04/15/2031	3,085	3,843
6.500%, 11/15/2036	50	56
6.250%, 03/29/2041	627	688
5.375%, 10/15/2041	37	37
4.750%, 03/29/2021	920	990
4.700%, 01/15/2021	670	721
Time Warner Cable
8.250%, 04/01/2019	3,525	4,138
7.300%, 07/01/2038	400	395
6.750%, 07/01/2018	120	135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.550%, 05/01/2037	$3,426	$3,153
5.875%, 11/15/2040	350	298
5.500%, 09/01/2041	1,013	821
4.125%, 02/15/2021 (C)	110	104
4.000%, 09/01/2021	326	303
Time Warner Entertainment
8.375%, 07/15/2033	100	109
Toyota Motor Credit MTN
2.000%, 10/24/2018	1,660	1,669
TRW Automotive
4.450%, 12/01/2023 (B)	1,705	1,692
Viacom
5.850%, 09/01/2043	1,650	1,718
4.250%, 09/01/2023	3,165	3,197
3.875%, 12/15/2021	294	295
3.250%, 03/15/2023	44	41
2.500%, 09/01/2018	875	886
Volkswagen International Finance
2.375%, 03/22/2017 (B)	146	150
2.125%, 11/20/2018 (B)	2,865	2,874
1.125%, 11/18/2016 (B)	3,035	3,041
Wal-Mart Stores
5.800%, 02/15/2018	1,760	2,059
Walt Disney MTN
0.450%, 12/01/2015	125	125
Yum! Brands
5.350%, 11/01/2043	590	571

		95,662

Consumer Staples — 1.8%
Altria Group
9.250%, 08/06/2019	2,120	2,828
5.375%, 01/31/2044	1,230	1,223
4.750%, 05/05/2021	1,260	1,354
4.000%, 01/31/2024	840	827
2.850%, 08/09/2022	1,690	1,557
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	7,240	9,134
5.375%, 01/15/2020	2,360	2,715
2.500%, 07/15/2022 (C)	2,086	1,929
Bunge Finance
8.500%, 06/15/2019	350	436
5.900%, 04/01/2017	107	118
Cargill
6.000%, 11/27/2017 (B)	500	578
Coca-Cola
2.450%, 11/01/2020	3,335	3,290
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,022
ConAgra Foods
2.100%, 03/15/2018	86	86
1.900%, 01/25/2018	1,900	1,890
1.300%, 01/25/2016	1,251	1,258

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	89

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diageo Capital
4.828%, 07/15/2020	$300	$333
1.125%, 04/29/2018	7,810	7,618
Diageo Investment
2.875%, 05/11/2022	3,730	3,569
ERAC USA Finance LLC
6.700%, 06/01/2034 (B)	221	249
5.625%, 03/15/2042 (B)	1,876	1,906
2.750%, 03/15/2017 (B)	175	182
1.400%, 04/15/2016 (B)	11	11
Fomento Economico Mexicano
4.375%, 05/10/2043	683	573
2.875%, 05/10/2023	625	557
GlaxoSmithKline Capital
4.375%, 04/15/2014	200	203
Heineken
1.400%, 10/01/2017 (B)	2,435	2,412
Howard Hughes Medical Institute
3.500%, 09/01/2023	143	142
Imperial Tobacco Finance
2.050%, 02/11/2018 (B)	790	786
Japan Tobacco
2.100%, 07/23/2018 (B)	1,545	1,555
Kellogg
3.125%, 05/17/2022	178	172
1.750%, 05/17/2017	805	814
Kimberly-Clark
2.400%, 03/01/2022	36	34
Kraft Foods
6.500%, 08/11/2017	300	354
6.125%, 02/01/2018	380	446
5.375%, 02/10/2020	2,073	2,344
Kraft Foods Group
6.500%, 02/09/2040	1,105	1,296
6.125%, 08/23/2018	700	826
5.375%, 02/10/2020	982	1,116
5.000%, 06/04/2042	176	172
3.500%, 06/06/2022	8,345	8,158
Kroger
7.500%, 04/01/2031	610	745
6.150%, 01/15/2020	525	608
5.400%, 07/15/2040	45	45
2.200%, 01/15/2017	80	82
Lorillard Tobacco
8.125%, 06/23/2019	570	704
Mallinckrodt International Finance
4.750%, 04/15/2023 (B)	3,500	3,280
Molson Coors Brewing
3.500%, 05/01/2022	220	218
Novartis Capital
2.400%, 09/21/2022	200	185
PepsiCo
7.900%, 11/01/2018	339	432
3.000%, 08/25/2021	181	178

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.750%, 03/05/2022	$1,370	$1,301
2.250%, 01/07/2019	2,590	2,612
1.250%, 08/13/2017	359	357
0.700%, 08/13/2015	2,550	2,557
Pernod-Ricard
5.750%, 04/07/2021 (B)	1,212	1,345
4.450%, 01/15/2022 (B)	1,890	1,936
4.250%, 07/15/2022 (B)	790	796
Pharmacia
8.700%, 10/15/2021	350	443
Philip Morris International
5.650%, 05/16/2018	510	594
2.900%, 11/15/2021	1,920	1,865
2.500%, 08/22/2022	1,780	1,632
Reynolds American
3.250%, 11/01/2022	810	752
SABMiller Holdings
3.750%, 01/15/2022 (B)	565	572
2.450%, 01/15/2017 (B)	200	206
Skandinaviska Enskilda Banken
2.375%, 11/20/2018 (B)	4,005	4,028
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	940	922
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	190	186
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	969	918
Tyson Foods
4.500%, 06/15/2022	1,530	1,557
Walgreen
3.100%, 09/15/2022 (C)	234	220
WM Wrigley Jr
3.375%, 10/21/2020 (B)	2,040	2,057
2.900%, 10/21/2019 (B)	2,893	2,926
2.400%, 10/21/2018 (B)	1,120	1,129
2.000%, 10/20/2017 (B)	575	579

		105,040

Energy — 3.0%
Alberta Energy
7.375%, 11/01/2031	200	235
Anadarko Holding
7.150%, 05/15/2028 (C)	150	180
Anadarko Petroleum
8.700%, 03/15/2019	150	196
7.625%, 03/15/2014	450	459
6.950%, 06/15/2019	90	110
6.375%, 09/15/2017	3,220	3,758
5.950%, 09/15/2016	190	214
ANR Pipeline
9.625%, 11/01/2021	100	139

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Apache
6.900%, 09/15/2018	$180	$221
5.625%, 01/15/2017	370	419
4.750%, 04/15/2043	115	113
3.250%, 04/15/2022	76	76
2.625%, 01/15/2023	231	215
Arch Coal
7.000%, 06/15/2019 (C)	380	291
Baker Hughes
7.500%, 11/15/2018	2,020	2,531
5.125%, 09/15/2040	81	86
BG Energy Capital
5.125%, 10/15/2041 (B)	200	202
4.000%, 10/15/2021 (B)	2,775	2,872
BP Capital Markets
3.875%, 03/10/2015	630	657
3.625%, 05/08/2014	100	101
3.561%, 11/01/2021	110	111
3.245%, 05/06/2022 (C)	1,480	1,450
2.248%, 11/01/2016	159	165
1.846%, 05/05/2017 (C)	429	438
1.375%, 11/06/2017	132	132
Burlington Resources
8.200%, 03/15/2025	400	534
Canadian Natural Resources
7.200%, 01/15/2032	150	182
6.450%, 06/30/2033	200	227
5.700%, 05/15/2017	228	259
Canadian Oil Sands
6.000%, 04/01/2042 (B)	1,238	1,261
4.500%, 04/01/2022 (B)	894	901
Cenovus Energy
4.450%, 09/15/2042	77	69
3.000%, 08/15/2022	45	42
Chevron
3.191%, 06/24/2023	95	93
2.427%, 06/24/2020	157	156
1.718%, 06/24/2018	4,485	4,493
CNOOC Finance 2013
3.000%, 05/09/2023	253	231
1.750%, 05/09/2018	1,285	1,268
1.125%, 05/09/2016	200	199
Conoco Funding
6.950%, 04/15/2029	1,135	1,457
ConocoPhillips
6.000%, 01/15/2020	460	542
5.750%, 02/01/2019	50	59
DCP Midstream Operating
4.950%, 04/01/2022	1,129	1,147
Devon Energy
6.300%, 01/15/2019	330	387
5.600%, 07/15/2041 (C)	1,800	1,871
4.750%, 05/15/2042	157	145
3.250%, 05/15/2022	2,490	2,395

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Devon Financing
7.875%, 09/30/2031	$520	$669
Diamond Offshore Drilling
4.875%, 11/01/2043	1,170	1,147
Ecopetrol
7.375%, 09/18/2043	1,780	1,928
El Paso
6.950%, 06/01/2028	2,250	2,056
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	3,327	3,860
4.100%, 11/15/2015	1,730	1,827
Encana
6.500%, 05/15/2019 (C)	250	297
5.150%, 11/15/2041	2,525	2,385
Energen
4.625%, 09/01/2021	1,623	1,616
Energy Transfer Partners
8.250%, 11/15/2029 (B)	4,295	5,179
6.500%, 02/01/2042	609	659
5.950%, 10/01/2043	970	993
5.150%, 02/01/2043	410	376
3.259%, 11/01/2066 (A) (B)	485	441
Eni
5.700%, 10/01/2040 (B)	900	857
Enterprise Products Operating LLC
9.750%, 01/31/2014	3,190	3,237
EOG Resources
4.100%, 02/01/2021	300	318
2.625%, 03/15/2023	88	81
Halliburton
6.150%, 09/15/2019	300	363
2.000%, 08/01/2018	2,120	2,130
Hess
8.125%, 02/15/2019	2,490	3,129
7.875%, 10/01/2029	215	271
Husky Energy
7.250%, 12/15/2019	919	1,128
Kerr-McGee
6.950%, 07/01/2024	3,495	4,176
Kinder Morgan Energy Partners
5.000%, 12/15/2013	1,030	1,031
5.000%, 03/01/2043 (C)	1,350	1,256
Murphy Oil
3.700%, 12/01/2022	1,910	1,786
Nabors Industries
5.000%, 09/15/2020 (C)	310	326
National Oilwell Varco
1.350%, 12/01/2017	81	80
Newfield Exploration
5.625%, 07/01/2024	435	434
Noble Energy
4.150%, 12/15/2021	2,080	2,161

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	91

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Noble Holding International
5.250%, 03/15/2042	$119	$113
3.950%, 03/15/2022	40	39
Occidental Petroleum
3.125%, 02/15/2022	1,180	1,155
2.700%, 02/15/2023	1,144	1,060
1.750%, 02/15/2017	153	155
ONEOK Partners
6.200%, 09/15/2043	805	864
3.200%, 09/15/2018	1,170	1,209
2.000%, 10/01/2017	1,295	1,296
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,421
Pemex Project Funding Master Trust
6.625%, 06/15/2035	5,602	5,742
Petrobras Global Finance
4.375%, 05/20/2023	196	178
1.857%, 05/20/2016 (A) (C)	6,000	5,951
Petrobras Global Finance BV
3.000%, 01/15/2019	3,200	3,039
2.000%, 05/20/2016	1,910	1,914
Petrobras International Finance
7.875%, 03/15/2019	200	231
6.750%, 01/27/2041	150	143
6.125%, 10/06/2016	1,300	1,422
5.750%, 01/20/2020	1,127	1,172
5.375%, 01/27/2021 (C)	4,680	4,695
Petrobras International Finance - PifCo
3.875%, 01/27/2016	1,480	1,530
Petro-Canada
7.875%, 06/15/2026	100	132
6.800%, 05/15/2038	3,850	4,629
6.050%, 05/15/2018	260	304
Petroleos Mexicanos
5.500%, 06/27/2044	1,015	899
4.875%, 01/18/2024	730	727
3.500%, 01/30/2023 (C)	3,155	2,874
2.266%, 07/18/2018 (A)	785	811
Phillips 66
4.300%, 04/01/2022	57	59
2.950%, 05/01/2017	76	79
Plains Exploration & Production
6.875%, 02/15/2023	90	100
6.500%, 11/15/2020	350	383
QEP Resources
5.375%, 10/01/2022	550	531
Rowan
5.400%, 12/01/2042	806	730
Schlumberger Investment
3.650%, 12/01/2023	163	164
3.300%, 09/14/2021 (B)	317	317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shell International Finance
6.375%, 12/15/2038	$1,180	$1,454
3.625%, 08/21/2042	291	247
3.100%, 06/28/2015	165	172
Shell International Finance BV
4.375%, 03/25/2020	80	88
4.300%, 09/22/2019	1,000	1,112
3.400%, 08/12/2023	2,145	2,110
2.000%, 11/15/2018	3,143	3,169
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	1,150	1,188
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	856
5.650%, 03/01/2020	400	436
Spectra Energy Partners
5.950%, 09/25/2043 (C)	530	564
2.950%, 09/25/2018	875	895
Statoil
5.250%, 04/15/2019	460	528
4.250%, 11/23/2041	80	74
3.700%, 03/01/2024	1,100	1,101
3.150%, 01/23/2022	100	98
3.125%, 08/17/2017	200	213
2.900%, 11/08/2020	4,565	4,599
2.450%, 01/17/2023	159	146
Talisman Energy
7.750%, 06/01/2019	390	471
3.750%, 02/01/2021	740	713
TC Pipelines
4.650%, 06/15/2021	1,177	1,192
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,632
8.000%, 02/01/2016	3,205	3,643
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	415	377
Tosco
8.125%, 02/15/2030	100	139
7.800%, 01/01/2027	210	282
Total Capital
4.125%, 01/28/2021	74	79
2.300%, 03/15/2016	300	311
Total Capital Canada
1.450%, 01/15/2018	3,715	3,702
Total Capital International
2.875%, 02/17/2022	138	133
1.550%, 06/28/2017	150	152
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	245
6.500%, 08/15/2018	425	508
Transocean
7.350%, 12/15/2041	33	38
6.500%, 11/15/2020 (C)	485	549

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.375%, 12/15/2021	$2,501	$2,810
5.050%, 12/15/2016	580	640
Valero Energy
7.500%, 04/15/2032	710	849
Weatherford International
9.875%, 03/01/2039	250	347
6.750%, 09/15/2040	200	214
6.500%, 08/01/2036	83	86
5.950%, 04/15/2042	440	437
5.125%, 09/15/2020	110	118
4.500%, 04/15/2022 (C)	1,017	1,028
Western Gas Partners
5.375%, 06/01/2021	454	488
Williams
8.750%, 03/15/2032	2,162	2,661
7.875%, 09/01/2021	1,262	1,493
7.750%, 06/15/2031	339	382
7.500%, 01/15/2031	9	10
Williams Partners
5.250%, 03/15/2020	510	556
WPX Energy
6.000%, 01/15/2022	1,045	1,050

		172,984

Financials — 12.9%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	2,795	2,896
Abbey National Treasury Services
2.875%, 04/25/2014	750	757
ACE INA Holdings
5.875%, 06/15/2014	290	298
5.600%, 05/15/2015	380	407
Aegon, Ser CMS
2.956%, 07/29/2049 (A)	2,180	1,786
Aflac
8.500%, 05/15/2019	165	214
6.450%, 08/15/2040	92	110
4.000%, 02/15/2022	227	232
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	450	554
Allstate
5.000%, 08/15/2014	300	310
3.150%, 06/15/2023	1,375	1,326
Ally Financial
5.500%, 02/15/2017	750	812
American Express
7.000%, 03/19/2018	500	604
American Express Credit MTN
5.125%, 08/25/2014	3,280	3,394
2.800%, 09/19/2016	389	409
2.375%, 03/24/2017	120	125
1.750%, 06/12/2015	3,760	3,826

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Honda Finance MTN
7.625%, 10/01/2018 (B)	$150	$187
3.875%, 09/21/2020 (B)	2,840	2,983
2.600%, 09/20/2016 (B)	246	257
1.000%, 08/11/2015 (B)	2,400	2,415
American International Group
8.250%, 08/15/2018	1,260	1,595
8.175%, 05/15/2058 (A)	400	480
6.400%, 12/15/2020	1,045	1,245
6.250%, 03/15/2037	3,530	3,530
American Tower
5.050%, 09/01/2020‡ (C)	1,067	1,130
4.500%, 01/15/2018‡	1,479	1,595
3.500%, 01/31/2023‡ (C)	1,336	1,226
American Tower Trust I
1.551%, 03/15/2018‡ (B)	135	132
Anadarko Finance
7.500%, 05/01/2031	313	391
ANZ New Zealand International
3.125%, 08/10/2015 (B)	190	198
1.850%, 10/15/2015 (B)	950	967
Aon
6.250%, 09/30/2040	79	91
3.500%, 09/30/2015	46	48
3.125%, 05/27/2016	235	246
Associates Corp of North America
6.950%, 11/01/2018	418	501
Assurant
2.500%, 03/15/2018	1,675	1,662
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (B)	137	150
3.250%, 03/01/2016 (B)	200	211
2.400%, 11/23/2016 (B)	453	472
0.494%, 10/29/2049 (A)	1,400	851
AvalonBay Communities
3.625%, 10/01/2020‡	540	551
Bank of America
7.625%, 06/01/2019	175	219
7.375%, 05/15/2014	980	1,010
6.500%, 08/01/2016	7,125	8,089
6.100%, 06/15/2017	6,825	7,737
6.000%, 09/01/2017	1,930	2,209
5.750%, 12/01/2017	3,310	3,791
5.650%, 05/01/2018 (C)	1,350	1,545
5.625%, 10/14/2016	7,865	8,810
5.625%, 07/01/2020	375	429
5.420%, 03/15/2017	4,530	5,018
5.000%, 05/13/2021	75	82
4.500%, 04/01/2015	5,460	5,725
4.100%, 07/24/2023 (C)	4,057	4,073
3.875%, 03/22/2017 (C)	610	656
3.300%, 01/11/2023	313	296
2.600%, 01/15/2019	5,760	5,821

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	93

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.500%, 10/09/2015	$5,605	$5,661
1.125%, 11/14/2016	5,495	5,508
0.554%, 06/15/2017 (A)	2,710	2,648
0.534%, 06/15/2016 (A)	2,700	2,668
Bank of Montreal MTN
2.550%, 11/06/2022	511	473
1.400%, 09/11/2017	689	686
1.300%, 10/31/2014 (B)	321	324
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	175
3.550%, 09/23/2021 (C)	144	147
3.100%, 01/15/2015	125	129
2.950%, 06/18/2015 (C)	500	519
2.400%, 01/17/2017	398	412
Bank of Nova Scotia
3.400%, 01/22/2015	478	494
1.650%, 10/29/2015 (B) (C)	355	363
1.375%, 12/18/2017	300	297
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)	707	731
2.350%, 02/23/2017 (B)	295	302
Barclays Bank
6.050%, 12/04/2017 (B) (C)	850	959
5.200%, 07/10/2014	350	360
5.000%, 09/22/2016	4,970	5,507
2.500%, 09/21/2015 (B)	365	377
2.250%, 05/10/2017 (B)	221	230
0.519%, 08/07/2049 (A)	380	216
BB&T MTN
6.850%, 04/30/2019	115	141
4.900%, 06/30/2017	400	443
3.950%, 04/29/2016 (C)	555	595
BBVA US Senior SAU
4.664%, 10/09/2015	1,640	1,728
3.250%, 05/16/2014	2,680	2,704
Bear Stearns
7.250%, 02/01/2018 (C)	3,430	4,144
6.400%, 10/02/2017	3,370	3,936
4.650%, 07/02/2018	3,000	3,313
Berkshire Hathaway
4.500%, 02/11/2043	530	499
3.750%, 08/15/2021 (C)	1,213	1,261
3.200%, 02/11/2015	1,634	1,689
2.200%, 08/15/2016	75	78
Berkshire Hathaway Finance
5.400%, 05/15/2018 (C)	4,760	5,488
2.900%, 10/15/2020	2,345	2,359
2.450%, 12/15/2015	187	194
BlackRock
6.250%, 09/15/2017	570	666
3.375%, 06/01/2022	180	181
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (B)	1,180	1,315

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BNP Paribas MTN
2.375%, 09/14/2017	$1,740	$1,786
Boston Properties
3.800%, 02/01/2024‡	1,419	1,385
3.125%, 09/01/2023‡	855	796
Branch Banking & Trust
5.625%, 09/15/2016	325	365
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (B) (C)	581	606
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (B)	1,000	1,034
Capital One Bank USA
3.375%, 02/15/2023	300	282
2.150%, 11/21/2018 (C)	1,515	1,519
1.150%, 11/21/2016	1,375	1,375
Capital One Financial
7.375%, 05/23/2014	450	464
4.750%, 07/15/2021	375	401
3.500%, 06/15/2023	814	774
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	310
5.850%, 09/01/2017	580	669
2.850%, 06/01/2022	155	148
CDP Financial
4.400%, 11/25/2019 (B)	300	336
Charles Schwab
3.225%, 09/01/2022	100	98
Chase Capital VI
0.867%, 08/01/2028 (A)	1,050	851
Citigroup
8.500%, 05/22/2019	600	780
8.125%, 07/15/2039 (C)	400	557
6.875%, 03/05/2038	1,141	1,428
6.375%, 08/12/2014	3,162	3,288
6.125%, 05/15/2018 (C)	440	515
6.010%, 01/15/2015	1,574	1,663
6.000%, 12/13/2013	2,920	2,924
6.000%, 08/15/2017	4,345	5,000
5.875%, 01/30/2042	550	615
5.850%, 08/02/2016	300	335
5.500%, 02/15/2017	11,465	12,725
5.500%, 09/13/2025 (C)	1,370	1,450
5.375%, 08/09/2020	2,888	3,276
4.700%, 05/29/2015 (C)	1,488	1,567
4.587%, 12/15/2015	114	122
4.500%, 01/14/2022	151	160
4.450%, 01/10/2017	2,394	2,612
4.050%, 07/30/2022	650	645
3.875%, 10/25/2023	1,110	1,091
3.500%, 05/15/2023	1,820	1,689
3.375%, 03/01/2023 (C)	181	174
2.650%, 03/02/2015	1,129	1,153

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.500%, 09/26/2018	$395	$401
1.700%, 07/25/2016	1,955	1,981
1.250%, 01/15/2016	230	231
0.788%, 08/25/2036 (A)	3,239	2,593
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,220
CME Group
5.750%, 02/15/2014	306	309
5.300%, 09/15/2043	310	325
3.000%, 09/15/2022	400	382
CNA Financial
5.875%, 08/15/2020	274	314
5.850%, 12/15/2014	200	210
Comerica
3.000%, 09/16/2015	145	151
CommonWealth
6.650%, 01/15/2018‡	255	278
5.875%, 09/15/2020‡	95	98
Commonwealth Bank of Australia
5.000%, 10/15/2019 (B)	900	1,015
3.750%, 10/15/2014 (B)	1,810	1,860
2.250%, 03/16/2017 (B) (C)	378	391
Commonwealth Bank of Australia NY MTN
1.250%, 09/18/2015	2,730	2,764
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	2,043	2,702
5.800%, 09/30/2110 (B) (C)	300	303
5.750%, 12/01/2043	1,765	1,790
4.625%, 12/01/2023	3,980	3,975
4.500%, 01/11/2021	300	319
3.875%, 02/08/2022	1,410	1,423
3.200%, 03/11/2015 (B)	700	723
Countrywide Financial
6.250%, 05/15/2016	1,170	1,298
Credit Agricole
8.375%, 12/31/2049 (A) (B) (C)	3,250	3,689
2.625%, 01/21/2014 (B)	790	792
Credit Suisse NY
6.000%, 02/15/2018	3,830	4,421
5.500%, 05/01/2014	125	128
Credit Suisse USA
5.125%, 08/15/2015	645	694
Daimler Finance North America LLC
1.450%, 08/01/2016 (B)	2,970	2,995
DDR
4.625%, 07/15/2022‡	1,940	2,006
3.375%, 05/15/2023‡	1,850	1,713
Deutsche Bank MTN
4.296%, 05/24/2028 (A)	825	754
3.875%, 08/18/2014	295	302
Discover Bank
4.200%, 08/08/2023	1,185	1,189

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DnB Boligkreditt
2.100%, 10/14/2015 (B)	$1,057	$1,086
Equity One
3.750%, 11/15/2022‡	701	661
ERAC USA
5.600%, 05/01/2015	90	96
ERAC USA Finance LLC
4.500%, 08/16/2021 (B)	175	183
2.250%, 01/10/2014 (B)	250	250
ERP Operating
5.750%, 06/15/2017‡	500	565
5.125%, 03/15/2016‡	1,000	1,092
4.625%, 12/15/2021‡ (C)	236	252
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,788	2,038
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	3,620	3,669
Federal Realty Investment Trust
3.000%, 08/01/2022‡	790	744
Fifth Third Bank
1.450%, 02/28/2018	248	244
First Chicago NBD Institutional Capital I
0.792%, 02/01/2027 (A)	3,750	3,038
First Industrial MTN
7.500%, 12/01/2017	1,765	2,002
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	2,580	2,586
FMR LLC
6.450%, 11/15/2039 (B)	250	284
Ford Motor Credit LLC
8.125%, 01/15/2020	1,640	2,061
7.000%, 04/15/2015	4,000	4,329
5.875%, 08/02/2021 (C)	3,110	3,531
5.000%, 05/15/2018	206	230
4.207%, 04/15/2016	401	430
3.984%, 06/15/2016	555	593
3.000%, 06/12/2017	1,173	1,226
General Electric Capital MTN
6.875%, 01/10/2039	2,400	3,038
6.750%, 03/15/2032	150	186
6.375%, 11/15/2067 (A)	5,735	6,222
6.150%, 08/07/2037	3,880	4,512
6.000%, 08/07/2019	920	1,099
5.875%, 01/14/2038	2,990	3,385
5.625%, 09/15/2017	800	919
5.625%, 05/01/2018	6,680	7,753
5.500%, 01/08/2020	480	555
5.400%, 02/15/2017	1,800	2,026
5.375%, 10/20/2016	1,500	1,679
5.300%, 02/11/2021 (C)	1,753	1,951
4.625%, 01/07/2021 (C)	3,640	4,010
2.300%, 04/27/2017	600	619
2.250%, 11/09/2015	180	186

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	95

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.100%, 12/11/2019	$356	$353
1.625%, 07/02/2015	1,010	1,026
0.721%, 08/15/2036 (A)	3,035	2,554
0.618%, 05/05/2026 (A)	1,600	1,456
0.367%, 03/20/2014 (A)	2,000	1,999
Glitnir Banki
7.451%, 09/14/2016 (B) (D) (G) (H)	500	—
6.693%, 06/15/2016 (B) (D) (G) (H)	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	9,680
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,520	1,873
6.750%, 10/01/2037 (C)	953	1,057
6.250%, 09/01/2017	1,400	1,617
6.250%, 02/01/2041	3,470	3,984
6.150%, 04/01/2018	7,800	9,027
6.000%, 05/01/2014	690	705
6.000%, 06/15/2020	2,335	2,698
5.950%, 01/18/2018	500	573
5.750%, 10/01/2016	1,505	1,691
5.375%, 03/15/2020	2,635	2,954
5.250%, 07/27/2021	9,480	10,430
3.625%, 02/07/2016	470	496
3.625%, 01/22/2023 (C)	178	173
1.837%, 11/29/2023 (A)	850	855
0.641%, 07/22/2015 (A)	45	45
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (B)	606	641
HBOS MTN
6.750%, 05/21/2018 (B)	5,100	5,771
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	1,220	1,215
HCP MTN‡
6.300%, 09/15/2016	940	1,064
6.000%, 01/30/2017	2,313	2,609
5.650%, 12/15/2013	2,290	2,293
5.375%, 02/01/2021	105	115
3.750%, 02/01/2019	2,289	2,400
2.625%, 02/01/2020	5,760	5,563
Health Care‡
6.500%, 03/15/2041	1,650	1,816
5.250%, 01/15/2022	1,825	1,966
4.950%, 01/15/2021	6,340	6,774
4.700%, 09/15/2017	225	247
4.500%, 01/15/2024	183	182
Healthcare Realty Trust‡
6.500%, 01/17/2017	85	96
5.750%, 01/15/2021	60	66
Highwoods Properties‡
7.500%, 04/15/2018	1,339	1,575
Hongkong & Shanghai Banking
0.362%, 07/22/2049 (A)	195	119
HSBC Bank
4.750%, 01/19/2021 (B)	400	435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.125%, 08/12/2020 (B)	$261	$276
3.500%, 06/28/2015 (B)	123	129
3.100%, 05/24/2016 (B)	4,770	5,021
1.625%, 07/07/2014 (B)	728	734
1.500%, 05/15/2018 (B)	327	322
0.538%, 06/29/2049 (A)	1,160	719
HSBC Bank USA NY
4.625%, 04/01/2014	300	304
HSBC Finance
6.676%, 01/15/2021	2,800	3,260
5.500%, 01/19/2016	600	654
HSBC Holdings
5.100%, 04/05/2021	201	223
4.875%, 01/14/2022	300	326
4.000%, 03/30/2022	1,490	1,535
HSBC USA
2.625%, 09/24/2018	990	1,020
2.375%, 02/13/2015	2,071	2,117
Hutchison Whampoa International 12
3.250%, 11/08/2022 (B) (C)	294	275
Hyundai Capital America
2.125%, 10/02/2017 (B)	650	653
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	1,200	1,122
ING Bank
5.800%, 09/25/2023 (B)	3,995	4,164
3.750%, 03/07/2017 (B)	457	486
2.000%, 09/25/2015 (B)	200	203
ING US
5.500%, 07/15/2022	1,115	1,220
2.900%, 02/15/2018	350	359
IntercontinentalExchange Group
2.500%, 10/15/2018	151	154
International Lease Finance
6.750%, 09/01/2016 (B) (C)	5,590	6,226
6.500%, 09/01/2014 (B)	7,190	7,469
Intesa Sanpaolo MTN
3.625%, 08/12/2015 (B)	940	968
3.125%, 01/15/2016 (C)	860	878
Invesco Finance
4.000%, 01/30/2024	171	172
Jefferies Group
8.500%, 07/15/2019	90	110
6.450%, 06/08/2027	590	612
6.250%, 01/15/2036	400	388
3.875%, 11/09/2015	171	178
John Deere Capital
5.750%, 09/10/2018	300	351
2.250%, 04/17/2019	930	940
1.700%, 01/15/2020	405	384
1.200%, 10/10/2017	196	194
JPMorgan Chase
6.400%, 05/15/2038	385	460

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 10/01/2017 (C)	$12,765	$14,749
6.000%, 01/15/2018	400	464
5.150%, 10/01/2015	240	258
5.125%, 09/15/2014	136	141
4.500%, 01/24/2022 (C)	750	796
4.350%, 08/15/2021	510	541
3.450%, 03/01/2016	1,015	1,069
3.375%, 05/01/2023 (C)	3,480	3,235
3.200%, 01/25/2023 (C)	1,710	1,622
1.100%, 10/15/2015	4,010	4,026
0.584%, 06/13/2016 (A)	4,250	4,216
JPMorgan Chase Bank
6.000%, 07/05/2017	3,365	3,858
JPMorgan Chase Capital XIII
1.198%, 09/30/2034 (A)	2,150	1,699
JPMorgan Chase Capital XXIII
1.241%, 05/15/2047 (A)	4,697	3,482
Kaupthing Bank
7.125%, 05/19/2016 (B) (D) (G) (H)	12,000	1
KeyBank
5.800%, 07/01/2014	600	618
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	1,370	1,327
Lazard Group
6.850%, 06/15/2017	3,335	3,780
Lazard Group LLC
4.250%, 11/14/2020	1,580	1,579
Liberty Mutual Group (B)
6.500%, 05/01/2042	889	994
5.000%, 06/01/2021	95	101
4.250%, 06/15/2023	1,885	1,849
Lincoln National
4.850%, 06/24/2021	58	63
Lloyds Bank
2.300%, 11/27/2018	1,470	1,477
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (B)	200	228
M&T Bank
6.875%, 12/29/2049 (B)	3,540	3,506
Macquarie Bank
5.000%, 02/22/2017 (B)	652	714
Macquarie Group (B)
7.625%, 08/13/2019	150	182
7.300%, 08/01/2014	480	500
6.250%, 01/14/2021	525	584
6.000%, 01/14/2020	225	249
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	293
Markel
4.900%, 07/01/2022	955	1,010
3.625%, 03/30/2023	685	654
Massachusetts Mutual Life Insurance (B)
8.875%, 06/01/2039	1,650	2,375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 12/01/2041	$66	$69
MassMutual Global Funding
2.000%, 04/05/2017 (B)	120	122
MassMutual Global Funding II (B)
3.125%, 04/14/2016	100	105
2.875%, 04/21/2014	122	123
2.500%, 10/17/2022	363	331
2.100%, 08/02/2018	105	105
Merrill Lynch MTN
6.875%, 04/25/2018	980	1,171
6.400%, 08/28/2017	1,600	1,860
5.700%, 05/02/2017	1,870	2,085
MetLife
7.717%, 02/15/2019	1,750	2,206
6.750%, 06/01/2016	2,950	3,371
6.400%, 12/15/2036	4,360	4,469
4.875%, 11/13/2043	1,570	1,544
4.368%, 09/15/2023	1,320	1,370
MetLife Institutional Funding II
1.144%, 04/04/2014 (A) (B)	153	153
Metropolitan Life Global Funding I (B)
5.125%, 06/10/2014	1,575	1,614
3.875%, 04/11/2022	1,125	1,145
3.650%, 06/14/2018	490	524
2.500%, 09/29/2015	2,935	3,031
2.000%, 01/10/2014	200	200
1.700%, 06/29/2015	497	505
1.500%, 01/10/2018	2,500	2,470
Mid-America Apartments
4.300%, 10/15/2023‡	1,240	1,221
Morgan Stanley MTN
7.300%, 05/13/2019	1,275	1,564
6.625%, 04/01/2018 (C)	6,010	7,086
6.000%, 05/13/2014	5,705	5,844
5.950%, 12/28/2017	550	635
5.750%, 10/18/2016	190	213
5.750%, 01/25/2021 (C)	235	268
5.625%, 09/23/2019	2,170	2,491
5.550%, 04/27/2017	514	578
5.500%, 07/28/2021 (C)	1,341	1,509
5.450%, 01/09/2017	350	391
5.375%, 10/15/2015	1,855	2,001
5.000%, 11/24/2025 (C)	1,270	1,271
4.750%, 03/22/2017	300	330
4.200%, 11/20/2014	1,851	1,914
3.750%, 02/25/2023 (C)	179	174
0.696%, 10/18/2016 (A)	3,700	3,664
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	2,940	3,195
National Australia Bank
3.750%, 03/02/2015 (B)	455	473
3.000%, 07/27/2016 (B)	1,000	1,050
1.600%, 08/07/2015	1,080	1,097

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	97

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Bank of Canada
2.200%, 10/19/2016 (B)	$4,350	$4,518
1.650%, 01/30/2014 (B)	271	272
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	40	41
National City
4.900%, 01/15/2015	400	418
National City Bank MTN
5.800%, 06/07/2017	525	598
0.628%, 06/07/2017 (A)	3,000	2,961
National Rural Utilities Cooperative Finance
3.400%, 11/15/2023	1,065	1,044
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	460	647
6.600%, 04/15/2034 (B)	2,535	2,595
5.810%, 12/15/2024 (A) (B)	4,407	4,479
New York Life Global Funding
3.000%, 05/04/2015 (B)	400	414
New York Life Insurance
6.750%, 11/15/2039 (B)	1,355	1,672
Nomura Holdings
6.700%, 03/04/2020	298	342
4.125%, 01/19/2016	150	158
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	6,200	6,216
Nordea Bank (B)
4.875%, 05/13/2021	2,085	2,179
3.700%, 11/13/2014	900	928
1.625%, 05/15/2018	500	493
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	2,470	2,827
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	798	798
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	203
PACCAR Financial MTN
1.600%, 03/15/2017	164	165
1.550%, 09/29/2014	348	352
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	170	179
Pacific Life Insurance
9.250%, 06/15/2039 (B)	560	781
PNC Bank
6.000%, 12/07/2017	250	289
0.800%, 01/28/2016	297	297
PNC Funding
5.125%, 02/08/2020	340	382
2.700%, 09/19/2016	88	92
Post Apartment Homes
4.750%, 10/15/2017	70	76
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	300	308

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.600%, 05/29/2018 (B)	$150	$147
Principal Life Global Funding I
5.050%, 03/15/2015 (B)	750	790
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014 (C)	600	610
Private Export Funding
4.375%, 03/15/2019	4,660	5,231
2.125%, 07/15/2016	4,760	4,958
ProLogis
4.250%, 08/15/2023‡	1,545	1,545
Prudential Financial MTN
2.300%, 08/15/2018	1,165	1,181
Prudential Holdings
8.695%, 12/18/2023 (B)	3,060	3,931
Prudential Holdings LLC
1.127%, 12/18/2017 (A) (B)	4,550	4,513
Prudential Insurance of America
8.300%, 07/01/2025 (B)	600	770
Reckson Operating Partnership‡
6.000%, 03/31/2016	95	103
Reinsurance Group of America MTN
4.700%, 09/15/2023	1,061	1,094
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	663
1.200%, 09/19/2017	1,126	1,126
0.625%, 12/04/2015	2,970	2,974
0.436%, 06/29/2085 (A)	860	552
Royal Bank of Scotland Group
6.400%, 10/21/2019 (C)	1,950	2,274
6.100%, 06/10/2023	1,650	1,674
2.550%, 09/18/2015	850	871
Santander US Debt SAU
3.724%, 01/20/2015 (B)	1,880	1,906
Security Benefit Life Insurance
8.750%, 05/15/2016 (B) (C)	5,200	5,857
Simon Property Group‡
10.350%, 04/01/2019	940	1,288
6.750%, 05/15/2014	165	167
5.650%, 02/01/2020	133	152
4.375%, 03/01/2021	130	139
4.125%, 12/01/2021	108	113
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (B)	322	318
SL Green Realty‡
7.750%, 03/15/2020	2,000	2,349
SLM MTN
8.450%, 06/15/2018	530	617
3.875%, 09/10/2015	2,360	2,431
Societe Generale
0.500%, 11/29/2049 (A)	680	399
0.422%, 11/29/2049 (A)	180	106

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sparebank 1 Boligkreditt
1.750%, 11/15/2019 (B)	$541	$523
Stadshypotek
1.875%, 10/02/2019 (B)	1,910	1,875
Standard Chartered
5.200%, 01/26/2024 (B)	1,960	1,992
State Street
4.956%, 03/15/2018	2,560	2,825
4.300%, 05/30/2014	60	61
3.700%, 11/20/2023	308	307
3.100%, 05/15/2023	24	22
Sumitomo Mitsui Banking
3.150%, 07/22/2015 (B)	1,010	1,048
3.100%, 01/14/2016 (B)	640	669
SunTrust Banks
2.350%, 11/01/2018	39	39
SunTrust Preferred Capital I
4.000%, 12/31/2049 (A)	2,533	1,950
Svenska Handelsbanken
3.125%, 07/12/2016	282	296
Tanger Properties‡
3.875%, 12/01/2023	795	778
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,740	2,149
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	1,660	1,519
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	560
2.200%, 07/29/2015 (B)	295	304
Toyota Motor Credit MTN
3.400%, 09/15/2021	3,425	3,450
2.050%, 01/12/2017	215	221
1.250%, 10/05/2017	2,740	2,723
Travelers
5.900%, 06/02/2019	145	172
Travelers Property Casualty
7.750%, 04/15/2026	300	390
UBS MTN
5.875%, 12/20/2017	303	351
5.750%, 04/25/2018	150	175
3.875%, 01/15/2015	785	814
2.250%, 01/28/2014	732	734
UDR MTN‡
5.250%, 01/15/2015	75	78
4.250%, 06/01/2018	2,000	2,140
US Bancorp MTN
4.125%, 05/24/2021	134	143
3.000%, 03/15/2022	67	65
2.875%, 11/20/2014	415	425
2.450%, 07/27/2015	300	309
Ventas Realty‡
4.000%, 04/30/2019	3,553	3,767

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vesey Street Investment Trust I
4.404%, 09/01/2016 (E)	$870	$939
Wachovia
5.750%, 06/15/2017	690	793
5.750%, 02/01/2018	350	410
0.576%, 10/28/2015 (A)	3,210	3,197
Wachovia Bank MTN
6.000%, 11/15/2017	4,220	4,909
0.584%, 03/15/2016 (A)	1,200	1,194
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,459
WEA Finance
6.750%, 09/02/2019 (B)	1,021	1,228
WEA Finance LLC
7.125%, 04/15/2018 (B)	970	1,160
4.625%, 05/10/2021 (B)	2,360	2,490
Wells Fargo
5.625%, 12/11/2017	830	962
4.600%, 04/01/2021 (C)	500	550
4.480%, 01/16/2024 (B)	1,392	1,383
3.676%, 06/15/2016 (E)	2,980	3,189
3.500%, 03/08/2022	250	253
3.450%, 02/13/2023	1,490	1,406
1.500%, 01/16/2018	800	800
1.250%, 02/13/2015	203	205
Wells Fargo Capital X
5.950%, 12/15/2036	860	843
Westpac Banking MTN
4.875%, 11/19/2019	604	682
2.450%, 11/28/2016 (B)	350	365
0.978%, 03/31/2014 (A) (B)	725	727
Woodbourne Capital Trust I
2.610%, 04/08/2049 (A) (B)	625	322
WR Berkley
4.625%, 03/15/2022	836	861
XLIT
5.250%, 12/15/2043	780	790
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	6,290	6,762

		753,548

Health Care — 1.3%
AbbVie
2.900%, 11/06/2022	7,265	6,842
1.750%, 11/06/2017	2,047	2,063
Actavis
3.250%, 10/01/2022	112	105
Aetna
6.750%, 12/15/2037	60	73
4.500%, 05/15/2042	71	66
Amgen
5.750%, 03/15/2040	237	251
5.700%, 02/01/2019	100	116
5.650%, 06/15/2042	3,435	3,598

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	99

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 05/15/2043	$2,230	$2,267
5.150%, 11/15/2041 (C)	3,495	3,438
4.850%, 11/18/2014	50	52
4.500%, 03/15/2020	84	90
3.875%, 11/15/2021	200	205
Celgene
5.250%, 08/15/2043	1,105	1,106
2.300%, 08/15/2018	1,120	1,126
1.900%, 08/15/2017	337	339
CHS
8.000%, 11/15/2019	200	217
Express Scripts Holding
3.500%, 11/15/2016	3,430	3,653
2.650%, 02/15/2017	134	139
2.100%, 02/12/2015	2,340	2,379
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,851
2.850%, 05/08/2022	410	393
HCA
7.250%, 09/15/2020 (C)	1,165	1,273
5.750%, 03/15/2014	5,548	5,610
Humana
7.200%, 06/15/2018	1,950	2,328
Medco Health Solutions
7.125%, 03/15/2018	250	300
2.750%, 09/15/2015	135	139
Medtronic
4.450%, 03/15/2020	1,210	1,323
Merck
2.800%, 05/18/2023	1,305	1,229
2.400%, 09/15/2022	156	144
1.300%, 05/18/2018	1,865	1,832
Mylan
5.400%, 11/29/2043	465	471
2.550%, 03/28/2019	1,980	1,986
1.800%, 06/24/2016 (B)	77	78
Novartis Securities Investment
5.125%, 02/10/2019	94	108
Perrigo (B)
4.000%, 11/15/2023	2,080	2,060
2.300%, 11/08/2018	1,360	1,364
1.300%, 11/08/2016	1,360	1,362
Pfizer
6.200%, 03/15/2019	430	517
3.000%, 06/15/2023	1,045	1,000
Roche Holdings
6.000%, 03/01/2019 (B)	1,056	1,258
St. Jude Medical
3.250%, 04/15/2023	1,880	1,766
Stryker
1.300%, 04/01/2018	3,615	3,566
Thermo Fisher Scientific
3.600%, 08/15/2021	710	707
3.200%, 03/01/2016	1,425	1,488

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UnitedHealth Group
6.625%, 11/15/2037	$360	$439
5.800%, 03/15/2036	560	623
5.700%, 10/15/2040	800	881
3.875%, 10/15/2020	870	923
3.375%, 11/15/2021	625	624
2.875%, 03/15/2023	150	141
WellPoint
5.875%, 06/15/2017	350	400
5.100%, 01/15/2044	575	564
4.625%, 05/15/2042	219	199
3.700%, 08/15/2021 (C)	2,430	2,439
3.300%, 01/15/2023	133	126
3.125%, 05/15/2022	3,482	3,296
1.250%, 09/10/2015	610	615
Wyeth
5.950%, 04/01/2037	1,980	2,321
Zoetis
4.700%, 02/01/2043	34	31
3.250%, 02/01/2023	479	451

		76,351

Industrials — 1.2%
3M
1.375%, 09/29/2016	86	88
ABB Finance USA
4.375%, 05/08/2042	47	44
2.875%, 05/08/2022	117	112
1.625%, 05/08/2017	81	81
ADT
4.875%, 07/15/2042	111	84
4.125%, 06/15/2023	48	43
3.500%, 07/15/2022	105	92
Air 2 US
8.027%, 10/01/2019 (B)	1,099	1,143
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B)	141	137
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021 (C)	97	101
American Airlines Pass-Through Trust, Ser 2013-2, CI A
4.950%, 01/15/2023 (B)	5,751	6,024
BAE Systems
5.800%, 10/11/2041 (B)	90	94
4.750%, 10/11/2021 (B)	3,955	4,142
BAE Systems Holdings
5.200%, 08/15/2015 (B)	360	384
Boeing
4.875%, 02/15/2020	2,440	2,763

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	$200	$252
5.650%, 05/01/2017	200	228
5.400%, 06/01/2041	200	206
4.700%, 10/01/2019	375	419
4.375%, 09/01/2042	150	136
3.450%, 09/15/2021	60	60
3.050%, 09/01/2022	300	284
Canadian National Railway
5.850%, 11/15/2017	150	174
5.550%, 05/15/2018	385	444
Cargill
7.350%, 03/06/2019 (B)	400	493
3.300%, 03/01/2022 (B)	200	195
Caterpillar
2.600%, 06/26/2022	123	115
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	132	141
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	434	471
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	1,059	1,171
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	2,225	2,520
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,515	2,748
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	127	126
CRH America
6.000%, 09/30/2016	154	173
CSX
7.375%, 02/01/2019	460	566
4.250%, 06/01/2021	65	68
Danaher
3.900%, 06/23/2021	266	279
Deere
3.900%, 06/09/2042	64	57
2.600%, 06/08/2022	74	70
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,487	1,673
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019 (C)	217	234
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	66	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	$95	$101
Eaton
7.625%, 04/01/2024	325	401
4.150%, 11/02/2042	530	469
4.000%, 11/02/2032	99	91
2.750%, 11/02/2022	2,090	1,929
1.500%, 11/02/2017	1,062	1,050
Flowserve
4.000%, 11/15/2023	835	830
Fluor
3.375%, 09/15/2021	308	305
General Electric
5.250%, 12/06/2017	341	391
4.125%, 10/09/2042 (C)	246	225
0.850%, 10/09/2015	1,060	1,066
Illinois Tool Works
3.900%, 09/01/2042 (C)	960	826
Ingersoll-Rand
6.391%, 11/15/2027	425	477
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.616%, 08/15/2016 (A)	2,587	2,496
John Deere Capital MTN
1.250%, 12/02/2014	122	123
Koninklijke Philips
7.200%, 06/01/2026	300	363
5.750%, 03/11/2018	100	116
3.750%, 03/15/2022	424	428
Lockheed Martin
4.070%, 12/15/2042	453	394
3.350%, 09/15/2021	3,435	3,439
2.125%, 09/15/2016	187	193
Norfolk Southern
6.000%, 05/23/2111	527	568
3.950%, 10/01/2042	129	109
Northrop Grumman
4.750%, 06/01/2043	1,590	1,501
3.250%, 08/01/2023	10,695	10,073
Pitney Bowes MTN
5.600%, 03/15/2018	100	109
Raytheon
3.125%, 10/15/2020	720	728
Republic Services
3.550%, 06/01/2022	125	122
Ryder System MTN
3.600%, 03/01/2016	132	139
2.500%, 03/01/2017	177	180
Union Pacific
4.875%, 01/15/2015	497	521
4.300%, 06/15/2042	100	92
4.163%, 07/15/2022	437	457

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	101

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/2024	$144	$156
United Parcel Service
3.125%, 01/15/2021	90	91
2.450%, 10/01/2022	100	93
United Parcel Service of America
8.375%, 04/01/2020	140	183
United Technologies
8.875%, 11/15/2019	400	527
5.400%, 05/01/2035	640	708
4.500%, 06/01/2042	1,210	1,176
3.100%, 06/01/2022	233	229
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	48	52
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	5,270	5,296
Waste Management
7.125%, 12/15/2017	1,650	1,935
4.750%, 06/30/2020	299	326
2.600%, 09/01/2016	1,015	1,051

		70,842

Information Technology — 0.5%
Apple
2.400%, 05/03/2023	568	515
0.492%, 05/03/2018 (A)	345	344
Arrow Electronics
6.875%, 06/01/2018	270	312
6.000%, 04/01/2020	225	244
3.375%, 11/01/2015	60	62
Baidu
3.250%, 08/06/2018	1,560	1,595
Cisco Systems
5.900%, 02/15/2039	250	280
5.500%, 02/22/2016	116	129
5.500%, 01/15/2040	670	719
eBay
4.000%, 07/15/2042	84	71
2.600%, 07/15/2022	166	155
EMC
3.375%, 06/01/2023	190	185
Hewlett-Packard
6.000%, 09/15/2041	130	129
4.650%, 12/09/2021	87	89
4.300%, 06/01/2021	200	203
HP Enterprise Services LLC
7.450%, 10/15/2029	500	559
Intel
4.800%, 10/01/2041	630	610
4.000%, 12/15/2032	1,115	1,029
3.300%, 10/01/2021	312	314
1.950%, 10/01/2016	101	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Business Machines
7.625%, 10/15/2018	$365	$462
4.000%, 06/20/2042	327	287
1.950%, 07/22/2016	126	130
1.625%, 05/15/2020	7,331	6,892
1.250%, 02/06/2017	189	190
0.875%, 10/31/2014	313	315
Intuit
5.750%, 03/15/2017	765	853
Microsoft
4.500%, 10/01/2040	61	58
1.625%, 09/25/2015	405	415
0.875%, 11/15/2017	54	53
National Semiconductor
6.600%, 06/15/2017	480	561
3.950%, 04/15/2015	500	523
Oracle
6.500%, 04/15/2038	100	122
6.125%, 07/08/2039	163	191
5.750%, 04/15/2018	128	150
5.375%, 07/15/2040	97	104
5.000%, 07/08/2019	450	514
3.625%, 07/15/2023 (C)	1,319	1,312
2.375%, 01/15/2019	3,931	3,995
1.200%, 10/15/2017	104	103
TSMC Global
1.625%, 04/03/2018 (B)	3,415	3,311
Xerox
8.250%, 05/15/2014	320	331
4.500%, 05/15/2021	80	82
2.950%, 03/15/2017	165	170

		28,772

Materials — 1.2%
Barrick
4.100%, 05/01/2023 (C)	5,675	5,116
3.850%, 04/01/2022 (C)	640	579
Barrick Gold
6.950%, 04/01/2019	1,530	1,796
Barrick North America Finance LLC
4.400%, 05/30/2021	920	887
BHP Billiton Finance USA
6.500%, 04/01/2019	445	540
5.000%, 09/30/2043	2,429	2,455
4.125%, 02/24/2042	147	131
3.850%, 09/30/2023	5,060	5,101
3.250%, 11/21/2021	3,010	3,001
2.050%, 09/30/2018	82	83
1.125%, 11/21/2014	127	128
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,150	1,132
Cliffs Natural Resources
4.875%, 04/01/2021 (C)	290	284

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Codelco
4.750%, 10/15/2014 (B)	$900	$929
Dow Chemical
8.550%, 05/15/2019	377	488
4.375%, 11/15/2042	101	89
4.250%, 11/15/2020	118	126
3.000%, 11/15/2022	5,405	5,032
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	298
4.900%, 01/15/2041	125	124
1.950%, 01/15/2016	162	166
Ecolab
4.350%, 12/08/2021	570	599
1.450%, 12/08/2017	246	243
Freeport-McMoRan Copper
3.550%, 03/01/2022	1,745	1,627
3.100%, 03/15/2020	1,260	1,218
2.375%, 03/15/2018	360	359
2.150%, 03/01/2017	404	405
LYB International Finance BV
5.250%, 07/15/2043 (C)	495	499
4.000%, 07/15/2023	810	809
Mosaic
5.625%, 11/15/2043	565	575
5.450%, 11/15/2033	864	883
4.875%, 11/15/2041	117	107
4.250%, 11/15/2023	248	247
3.750%, 11/15/2021	98	97
Nacional del Cobre de Chile
5.625%, 10/18/2043 (B) (C)	825	804
Nucor
4.000%, 08/01/2023	54	53
Placer Dome
6.450%, 10/15/2035	281	258
Potash Corp of Saskatchewan
6.500%, 05/15/2019 (C)	250	300
4.875%, 03/30/2020	10	11
PPG Industries
9.000%, 05/01/2021	515	669
6.650%, 03/15/2018	645	758
Praxair
5.250%, 11/15/2014	205	214
5.200%, 03/15/2017	215	241
4.625%, 03/30/2015	196	207
4.375%, 03/31/2014	250	253
Rio Tinto Finance USA
9.000%, 05/01/2019	2,555	3,362
8.950%, 05/01/2014	265	274
6.500%, 07/15/2018	865	1,033
4.125%, 05/20/2021 (C)	770	798
3.750%, 09/20/2021	1,380	1,387
3.500%, 11/02/2020	77	78
2.250%, 12/14/2018	2,420	2,433

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rock Tenn
4.000%, 03/01/2023	$580	$563
3.500%, 03/01/2020	570	568
Southern Copper
5.250%, 11/08/2042	3,910	3,151
Stauffer Chemical
7.480%, 04/15/2018 (H)	860	353
7.275%, 04/15/2017 (H)	350	175
Union Carbide
7.750%, 10/01/2096	200	218
7.500%, 06/01/2025	200	234
Vale
5.625%, 09/11/2042	1,048	928
Vale Overseas
8.250%, 01/17/2034	365	422
6.875%, 11/21/2036	2,958	3,028
4.375%, 01/11/2022	4,015	3,878
Xstrata Finance Canada
5.800%, 11/15/2016 (B)	390	433
2.700%, 10/25/2017 (B)	1,900	1,928
2.050%, 10/23/2015 (B)	3,053	3,080

		68,245

Telecommunication Services — 1.8%
America Movil
5.625%, 11/15/2017	1,450	1,651
5.000%, 03/30/2020 (C)	740	805
3.125%, 07/16/2022	2,357	2,193
2.375%, 09/08/2016	1,368	1,406
AT&T
6.300%, 01/15/2038	2,230	2,413
5.800%, 02/15/2019	500	579
5.500%, 02/01/2018	1,885	2,142
5.350%, 09/01/2040	1,431	1,383
4.450%, 05/15/2021	440	462
4.350%, 06/15/2045	811	671
4.300%, 12/15/2042 (C)	1,255	1,047
3.875%, 08/15/2021	860	866
2.500%, 08/15/2015	2,170	2,230
1.600%, 02/15/2017	2,180	2,191
1.400%, 12/01/2017	115	113
0.900%, 02/12/2016	184	184
BellSouth Telecommunications
6.300%, 12/15/2015	121	128
British Telecommunications
5.950%, 01/15/2018	1,511	1,743
CC Holdings GS V LLC
3.849%, 04/15/2023	245	231
Cellco Partnership
8.500%, 11/15/2018	340	437
Centel Capital
9.000%, 10/15/2019	325	393
CenturyLink
7.600%, 09/15/2039	360	326
6.450%, 06/15/2021	540	563

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	103

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast Cable Holdings LLC
10.125%, 04/15/2022	$190	$260
COX Communications
5.450%, 12/15/2014	323	339
Cox Enterprises
7.375%, 07/15/2027 (B)	170	196
Crown Castle Towers LLC
3.214%, 08/15/2015 (B)	290	296
Deutsche Telekom International Finance
5.750%, 03/23/2016	1,915	2,115
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	600	704
2.250%, 03/06/2017 (B)	3,130	3,206
DIRECTV Holdings
6.000%, 08/15/2040	3,000	2,917
4.600%, 02/15/2021	400	410
Discovery Communications LLC
4.375%, 06/15/2021	344	359
France Telecom
8.750%, 03/01/2031	370	510
2.750%, 09/14/2016	140	145
GTE
8.750%, 11/01/2021	600	773
6.840%, 04/15/2018	800	941
News America
7.300%, 04/30/2028	500	596
6.650%, 11/15/2037	385	446
News America Holdings
8.875%, 04/26/2023	200	259
7.700%, 10/30/2025	200	253
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	200
Qwest
6.750%, 12/01/2021	593	645
Rogers Communications
5.450%, 10/01/2043	71	72
4.100%, 10/01/2023	133	135
Sprint Capital
8.750%, 03/15/2032 (C)	390	419
TCI Communications
7.125%, 02/15/2028	400	501
Telecom Italia Capital
7.175%, 06/18/2019	70	78
6.999%, 06/04/2018	500	553
6.175%, 06/18/2014	65	67
Telefonica Chile
3.875%, 10/12/2022 (B) (C)	1,290	1,190
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	112
6.221%, 07/03/2017	690	783
5.462%, 02/16/2021	69	73
5.877%, 07/15/2019	295	333
5.134%, 04/27/2020 (C)	1,180	1,252
4.570%, 04/27/2023	1,570	1,556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thomson Reuters
5.650%, 11/23/2043	$320	$321
1.300%, 02/23/2017	1,215	1,216
Time Warner Entertainment
8.375%, 03/15/2023	232	268
UBM
5.750%, 11/03/2020 (B)	850	877
Verizon Communications
8.750%, 11/01/2018	126	162
7.750%, 12/01/2030	3,720	4,659
6.550%, 09/15/2043	1,910	2,174
6.400%, 09/15/2033	12,205	13,625
5.850%, 09/15/2035 (C)	150	157
5.550%, 02/15/2016	138	152
5.500%, 02/15/2018	1,710	1,946
5.150%, 09/15/2023	8,505	9,076
4.500%, 09/15/2020	4,214	4,525
3.850%, 11/01/2042	990	792
3.650%, 09/14/2018	2,971	3,159
2.500%, 09/15/2016	4,065	4,221
2.450%, 11/01/2022	470	418
Verizon New England
7.875%, 11/15/2029	500	592
Vodafone Group
5.450%, 06/10/2019	226	259
2.950%, 02/19/2023	4,050	3,704
1.625%, 03/20/2017	240	241
1.500%, 02/19/2018	2,420	2,378
0.900%, 02/19/2016	3,507	3,523
Windstream
8.125%, 09/01/2018	365	393
WPP Finance UK
8.000%, 09/15/2014	520	549

		106,238

Utilities — 2.0%
AGL Capital
6.375%, 07/15/2016	200	225
5.875%, 03/15/2041	73	82
5.250%, 08/15/2019	170	194
Alabama Power
6.125%, 05/15/2038	69	80
5.875%, 12/01/2022	275	318
5.500%, 10/15/2017	810	920
Alabama Power Capital Trust V
3.348%, 10/01/2042 (A)	100	93
Ameren
8.875%, 05/15/2014	2,080	2,154
American Electric Power
1.650%, 12/15/2017	2,267	2,248
American Water Capital
3.850%, 03/01/2024	300	298
Appalachian Power
5.950%, 05/15/2033	200	209
4.600%, 03/30/2021	150	162

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Arizona Public Service
5.050%, 09/01/2041	$219	$225
4.500%, 04/01/2042	63	60
Atmos Energy
4.950%, 10/15/2014	260	269
Boston Gas
4.487%, 02/15/2042 (B)	140	134
CenterPoint Energy
6.500%, 05/01/2018	271	319
CenterPoint Energy Resources
6.125%, 11/01/2017	320	372
4.500%, 01/15/2021	246	266
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	378
Comision Federal de Electricidad
4.875%, 05/26/2021 (B)	249	256
4.875%, 01/15/2024 (B)	965	958
Consolidated Edison of New York
6.650%, 04/01/2019	650	793
5.700%, 06/15/2040	154	176
Consumers Energy
6.700%, 09/15/2019	400	495
2.850%, 05/15/2022	56	54
Dominion Gas Holdings LLC
4.800%, 11/01/2043 (B)	840	822
Dominion Resources
8.875%, 01/15/2019	1,785	2,310
6.400%, 06/15/2018	295	349
5.250%, 08/01/2033	1,135	1,213
4.900%, 08/01/2041	48	47
1.950%, 08/15/2016	1,006	1,028
DPL
7.250%, 10/15/2021	8	8
DTE Electric
5.400%, 08/01/2014	50	52
2.650%, 06/15/2022	66	62
Duke Energy
3.950%, 10/15/2023	740	747
Duke Energy Carolinas
3.900%, 06/15/2021	200	211
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	56
5.100%, 04/15/2018	385	440
4.300%, 06/15/2020	195	211
4.250%, 12/15/2041	120	113
3.550%, 09/15/2021	722	732
1.625%, 08/15/2017	1,045	1,051
Duke Energy Florida
3.850%, 11/15/2042	2,690	2,353
Duke Energy Ohio
3.800%, 09/01/2023	805	818
Duke Energy Progress
5.300%, 01/15/2019	400	462
3.000%, 09/15/2021	111	110
2.800%, 05/15/2022	121	116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Electricite de France
4.600%, 01/27/2020 (B)	$610	$668
Enel Finance International
5.125%, 10/07/2019 (B) (C)	500	541
Entergy Louisiana LLC
6.500%, 09/01/2018	500	593
Exelon
5.625%, 06/15/2035	2,225	2,209
Exelon Generation
5.750%, 10/01/2041	86	83
4.000%, 10/01/2020 (C)	588	588
Exelon Generation LLC
6.200%, 10/01/2017 (C)	159	182
FirstEnergy
4.250%, 03/15/2023 (C)	2,040	1,900
2.750%, 03/15/2018	650	640
FirstEnergy, Ser C
7.375%, 11/15/2031 (C)	4,905	5,188
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	2,170	2,136
Florida Power & Light
5.950%, 10/01/2033	150	180
5.125%, 06/01/2041	197	213
Great Plains Energy
4.850%, 06/01/2021	27	28
Indiana Michigan Power
7.000%, 03/15/2019	170	204
Jersey Central Power & Light
7.350%, 02/01/2019	500	601
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	251	249
Kansas City Power & Light
5.300%, 10/01/2041	350	356
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,521
Kentucky Utilities
4.650%, 11/15/2043	510	509
Louisville Gas & Electric
4.650%, 11/15/2043	455	454
Massachusetts Electric
5.900%, 11/15/2039 (B)	210	235
Metropolitan Edison
3.500%, 03/15/2023 (B)	5,050	4,765
MidAmerican Energy
5.300%, 03/15/2018	250	286
4.800%, 09/15/2043	95	96
2.400%, 03/15/2019	1,285	1,313
MidAmerican Energy Holdings
6.500%, 09/15/2037	3,200	3,758
6.125%, 04/01/2036	118	133
5.150%, 11/15/2043 (B)	1,995	2,007
3.750%, 11/15/2023 (B)	488	485

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	105

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mirant Mid Atlantic
10.060%, 12/30/2028	$229	$255
Nevada Power
7.125%, 03/15/2019	400	495
6.500%, 08/01/2018	290	348
5.450%, 05/15/2041	150	164
5.375%, 09/15/2040	45	48
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	180	201
Nisource Finance
6.800%, 01/15/2019 (C)	3,747	4,431
5.800%, 02/01/2042	471	473
5.650%, 02/01/2045	840	847
Northern States Power
6.250%, 06/01/2036	350	427
5.350%, 11/01/2039	56	62
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,560
4.550%, 12/01/2041	1,500	1,429
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	2,001
5.800%, 03/01/2037	560	612
5.400%, 01/15/2040	156	163
5.125%, 11/15/2043	1,190	1,214
4.600%, 06/15/2043	325	304
4.500%, 12/15/2041	180	166
4.450%, 04/15/2042	2,443	2,236
3.250%, 09/15/2021	35	34
3.250%, 06/15/2023	1,865	1,778
PacifiCorp
6.250%, 10/15/2037	310	376
5.650%, 07/15/2018	600	698
5.500%, 01/15/2019	400	466
PG&E
5.750%, 04/01/2014	80	81
PPL Capital Funding
4.700%, 06/01/2043	835	737
3.400%, 06/01/2023	895	841
PPL Energy Supply
4.600%, 12/15/2021 (C)	230	223
Progress Energy
6.000%, 12/01/2039	200	224
PSEG Power
5.125%, 04/15/2020	120	131
4.150%, 09/15/2021	72	74
PSEG Power LLC
5.500%, 12/01/2015	445	485
5.320%, 09/15/2016	126	139
2.750%, 09/15/2016	1,055	1,098
Public Service Electric & Gas
5.375%, 11/01/2039	97	107
3.650%, 09/01/2042	113	97
2.700%, 05/01/2015	135	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service of New Hampshire
3.500%, 11/01/2023	$1,920	$1,901
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,609
Public Service of Oklahoma
5.150%, 12/01/2019	220	247
Puget Energy
6.000%, 09/01/2021	2,160	2,384
Sabine Pass LNG
7.500%, 11/30/2016 (C)	710	802
7.500%, 11/30/2016 (B)	230	252
San Diego Gas & Electric
6.000%, 06/01/2026	400	485
3.950%, 11/15/2041	41	38
Sempra Energy
9.800%, 02/15/2019	100	134
6.500%, 06/01/2016	135	153
6.000%, 10/15/2039	170	189
4.050%, 12/01/2023	755	756
2.875%, 10/01/2022	140	130
2.000%, 03/15/2014	234	235
Southern
4.150%, 05/15/2014	85	86
2.450%, 09/01/2018	1,537	1,563
1.950%, 09/01/2016	130	133
Southern California Edison
6.650%, 04/01/2029	200	241
5.500%, 03/15/2040	170	191
4.650%, 04/01/2015	200	211
3.500%, 10/01/2023	3,125	3,114
Southern Power
5.150%, 09/15/2041	44	43
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (B)	655	708
Southwestern Electric Power
6.450%, 01/15/2019	672	783
3.550%, 02/15/2022	630	618
Southwestern Public Service
8.750%, 12/01/2018	300	387
Virginia Electric and Power
5.400%, 04/30/2018	695	800
4.650%, 08/15/2043	2,550	2,549
2.950%, 01/15/2022	1,470	1,445
Wisconsin Electric Power
3.650%, 12/15/2042	183	156
2.950%, 09/15/2021	14	14
Wisconsin Public Service
4.752%, 11/01/2044	1,055	1,072

		113,763

Total Corporate Obligations (Cost $1,552,252) ($ Thousands)		1,591,445

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.9%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	$246	$247
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	199	200
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	2,362	2,370
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	4,383	4,408
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	5,685	5,733
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	605	607
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	2,479	2,484
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	5,374	5,375
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	3,399	3,389
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	2,325	2,338
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,960	1,977
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/2015 (B)	44	44
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016 (B)	387	389
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	425	425
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	4	4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	$22	$22
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	138	139
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	299	300
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	1,709	1,708
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	2,170	2,168
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	404	404
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	232	232
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	729	729
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	5,211	5,211
Avis Budget Rental Car Funding LLC, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (B)	440	459
Avis Budget Rental Car Funding LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	1,050	1,090
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	1,700	1,708
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	900	893
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020	590	607
Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/2017	329	329

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	107

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Vehicle Lease Trust, Ser 2012-1, Cl A3
0.750%, 02/20/2015	$280	$280
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	614	613
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	4,777	4,767
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	2,443	2,450
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,315
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.598%, 11/20/2015 (A)	250	250
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	1,243	1,248
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	1,502	1,522
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	1,785	1,785
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	2,428	2,428
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.380%, 09/15/2015	78	78
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.290%, 09/15/2016	530	537
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (B)	262	268
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	272	279
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (B)	119	121
CPS Auto Trust, Ser 2012-B, Cl A
3.090%, 09/16/2019 (B)	733	743
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	478	481
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (B)	315	316
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
1.520%, 03/16/2020 (B)	605	607

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DT Auto Owner Trust, Ser 2012- 2A, Cl A
0.910%, 11/16/2015 (B)	$44	$45
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (B)	352	353
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	355	357
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	155	155
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	230	230
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	736	736
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	2,900	2,900
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.638%, 01/15/2016 (A)	833	833
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	4,875	4,884
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	864	866
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (B)	700	733
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	1,300	1,287
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	56	56
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	608	608
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	1,661	1,661
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A2
0.540%, 01/15/2016	3,190	3,193
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	3,340	3,341

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	$168	$169
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	5	5
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/2015	14	14
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/2015	365	368
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	288	291
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (B)	8	8
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	546	547
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	859	865
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (B)	700	705
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A3
1.180%, 02/16/2015	172	172
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	438	438
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (B)	400	403
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (B)	54	54
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl D
3.350%, 06/15/2017 (B)	14	14
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	3	3
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A2
0.910%, 05/15/2015	14	14
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/2015	133	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A3
1.080%, 04/15/2016	$162	$162
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	582	582
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	1,331	1,333
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	790	790
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	1,663	1,664
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	4,994	4,995
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	4,344	4,341
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (B)	42	42
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	415	417
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	1,775	1,776
United Auto Credit Securitization Trust, Ser 2012-1, Cl A2
1.100%, 03/16/2015 (B)	110	110
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	687	689
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	1,159	1,159
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	3,055	3,055
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A2
0.710%, 01/15/2015	49	49
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	181	181

		113,863

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	109

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.7%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.589%, 05/17/2021 (A)	$2,223	$2,223
American Express Issuance Trust II, Ser 2013-1, Cl A
0.448%, 02/15/2019 (A)	3,316	3,300
American Express Issuance Trust II, Ser 2013-2, Cl A
0.680%, 08/15/2019	4,358	4,366
BA Credit Card Trust, Ser 2007-A10, Cl A10
0.238%, 12/15/2016 (A)	3,607	3,607
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.218%, 11/15/2019 (A)	5,086	5,041
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.208%, 07/15/2020 (A)	1,799	1,776
Chase Issuance Trust, Ser 2012- A8, Cl A8
0.540%, 10/16/2017	987	987
Chase Issuance Trust, Ser 2013- A2, Cl A2
0.268%, 02/15/2017 (A)	999	998
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/2018	8,019	8,030
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.599%, 09/10/2020 (A)	3,853	3,855
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	1,742	1,746
Discover Card Execution Note Trust, Ser 2013-A6, Cl A6
0.618%, 10/15/2018 (A)	2,435	2,431
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.718%, 01/17/2017 (A)	1,756	1,757
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	3,395	3,381

		43,498

Mortgage Related Securities — 0.9%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.400%, 06/25/2032	46	45
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.806%, 03/25/2030 (A)	1,798	1,099

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Argent Securities, Ser 2004-W5, Cl AV2
1.206%, 04/25/2034 (A)	$1,113	$1,109
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	562	568
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.826%, 06/25/2035 (A)	48	47
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.143%, 12/15/2033 (A)	2,507	2,348
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.676%, 07/25/2035 (A)	977	962
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
1.666%, 03/25/2043 (A)	1,948	1,895
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.556%, 12/25/2035 (A)	4,488	4,394
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.536%, 08/25/2035 (A)	3,948	3,892
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE1, Cl 1A2
0.386%, 12/25/2035 (A)	5	5
Centex Home Equity, Ser 2003-B, Cl AF4
3.235%, 02/25/2032	96	95
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	56	56
Centex Home Equity, Ser 2006-A, Cl AV4
0.416%, 06/25/2036 (A)	75	66
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	3,432	3,488
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	754	756
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	1	1

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.988%, 09/15/2029 (A)	$310	$279
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.106%, 05/25/2039 (A) (B)	526	494
GSAA Trust, Ser 2005-6, Cl A3
0.536%, 06/25/2035 (A)	3,376	3,130
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.428%, 01/20/2035 (A)	66	65
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.328%, 01/20/2036 (A)	4,782	4,654
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.348%, 01/20/2036 (A)	56	55
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.318%, 03/20/2036 (A)	215	210
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A3V
0.318%, 03/20/2036 (A)	31	30
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.368%, 03/20/2036 (A)	168	164
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.368%, 11/20/2036 (A)	485	482
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.516%, 07/25/2034 (A) (B)	358	356
MASTR Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.536%, 06/25/2035 (A)	3,239	3,193
MASTR Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.326%, 08/25/2036 (A)	1,092	486
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.536%, 09/25/2035 (A)	7,695	7,570
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	446	451
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.536%, 10/25/2035 (A)	28	28

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	$232	$229
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (B)	500	502
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	117	115
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	202	205
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.516%, 04/25/2037 (A) (B)	577	434
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.316%, 06/25/2037 (A)	128	67
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	235	233
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	934	929
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.316%, 07/25/2036 (A)	393	384
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	651	656
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	3,960	4,015

		50,242

Other Asset-Backed Securities — 6.4%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.966%, 12/27/2022 (A) (B)	315	318
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.968%, 12/26/2044 (A) (B)	1,000	993
Access Group, Ser 2006-1, Cl A2
0.348%, 08/25/2023 (A)	2,480	2,439
AEP Texas Central Transition Funding LLC, Ser 2002-1, Cl A5
6.250%, 01/15/2017	4,840	5,158
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.483%, 06/14/2037 (A) (B)	3,134	2,885
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	6,698	6,711

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	111

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2011-4, Cl A1
0.968%, 09/15/2016 (A)	$1,603	$1,608
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	4,175	4,180
Alm Loan Funding, Ser 2012-7A, Cl A1
1.662%, 10/19/2024 (A) (B)	4,350	4,352
Ameriquest Mortgage Securities, Ser 2005-R5, Cl M1
0.596%, 07/25/2035 (A)	308	302
Ameriquest Mortgage Securities, Ser 2005-R6, Cl A2
0.366%, 08/25/2035 (A)	16	16
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.846%, 01/25/2032 (A)	426	391
Apidos CDO II, Ser 2005-2A, Cl C
2.038%, 12/21/2018 (A) (B)	1,750	1,697
Apidos CDO, Ser 2014-16A, Cl A1
1.689%, 01/19/2025 (A) (B)	1,000	998
Apidos CDO, Ser 2014-16A, Cl B
3.039%, 01/19/2025 (A) (B)	2,000	1,974
Ascentium Equipment Receivables LLC, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	236	236
Axis Equipment Finance Receivables LLC, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	609	613
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.619%, 11/14/2033 (A) (B)	2,416	2,030
Bayview Opportunity Master Fund Trust IIB, Ser 2012-4NPL, Cl A
3.475%, 07/28/2032 (A) (B)	359	360
Bayview Opportunity Master Fund Trust IIB, Ser 2013-8NPL, Cl A
3.228%, 03/28/2033 (A) (B)	934	940
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.566%, 08/25/2043 (A)	3,811	3,753
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.866%, 12/26/2035 (A)	4,606	4,581
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.438%, 02/25/2035 (A)	4,835	4,805
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.038%, 02/25/2030 (A)	2,938	2,960

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.238%, 10/27/2036 (A)	$3,520	$3,481
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	384	380
Carlyle Global Market Strategies, Ser 2013-4A, Cl A1
1.711%, 10/15/2025 (A) (B)	1,930	1,930
Carlyle Global Market Strategies, Ser 2013-4A, Cl C
3.041%, 10/15/2025 (A) (B)	1,000	970
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.566%, 09/25/2035 (A)	3,184	3,131
Castle Trust, Ser 2003-1AW, Cl A1
0.918%, 05/15/2027 (A) (B)	71	65
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	862	906
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	168	169
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	500	519
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	582	588
CIT Education Loan Trust, Ser 2007-1, Cl A
0.341%, 03/25/2042 (A) (B)	3,627	3,322
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,179
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	990	913
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/2016	78	78
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	213	216
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	214	215
CNH Equipment Trust, Ser 2012-C, Cl A2
0.440%, 02/16/2016	391	391

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	$2,205	$2,207
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017 (B)	1,350	1,350
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	414	416
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	13	14
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	103	106
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.826%, 04/25/2032 (A)	52	34
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.766%, 06/25/2033 (A)	115	107
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.436%, 12/25/2034 (A)	4,763	4,343
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.636%, 02/25/2036 (A)	8,230	8,044
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.626%, 10/25/2035 (A)	122	122
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.435%, 10/25/2046 (A)	205	168
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.496%, 07/25/2036 (A) (B)	324	233
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.066%, 10/25/2047 (A)	733	621
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.366%, 02/25/2037 (A) (B)	782	513
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.616%, 03/25/2047 (A) (B)	596	322

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.468%, 02/15/2034 (A)	$515	$444
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	83	81
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.939%, 12/25/2036	561	366
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
5.704%, 12/25/2036	1,314	1,029
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.476%, 05/25/2046 (A) (B)	9,983	7,411
Educational Funding of the South, Ser 2011-1, Cl A2
0.888%, 04/25/2035 (A)	3,580	3,559
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.529%, 03/25/2036 (A) (B)	2,500	2,533
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.179%, 04/25/2033 (A) (B)	4,600	4,517
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	123	124
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2004-FF7, Cl A5
1.166%, 09/25/2034 (A)	55	54
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.546%, 09/25/2035 (A)	2,765	2,736
Flatiron CLO, Ser 2013-1A, Cl A1
1.636%, 01/17/2026 (A) (B)	1,700	1,696
Flatiron CLO, Ser 2013-1A, Cl B
2.986%, 01/17/2026 (A) (B)	1,200	1,189
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	2,675	2,684
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	840
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	192	191

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	113

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	$1,000	$1,000
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	300
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	307	307
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	63	63
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	3,499	3,798
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	2,916	3,165
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.685%, 02/20/2032 (A)	825	745
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.685%, 03/13/2032 (A)	1,300	1,154
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	730	735
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (B)	643	642
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	539	539
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (B)	182	180
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.981%, 11/15/2046 (B)	2,614	2,614
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.346%, 02/25/2036 (A)	1,462	1,345
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	2,351	2,333
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/2016	59	60

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/2018	$285	$287
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	186	186
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	581
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.296%, 11/25/2036 (A)	5,385	5,322
Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052 (A) (B)	899	939
Latitude CLO II, Ser 2006-2A, Cl A2
0.584%, 12/15/2018 (A) (B)	2,200	2,150
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	275	288
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.466%, 12/25/2035 (A)	1,781	811
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.961%, 02/25/2035 (A)	8,900	8,545
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	1,465	1,466
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.416%, 03/25/2032 (A)	258	258
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	3,082	3,290
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	473	496
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (B)	5,388	5,676
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	337	335
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (B)	232	227
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.418%, 10/27/2036 (A)	2,142	2,092

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.348%, 10/25/2033 (A)	$5,802	$5,471
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.350%, 03/23/2037 (A)	1,112	1,069
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.370%, 12/24/2035 (A)	4,000	3,884
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.328%, 11/23/2022 (A)	4,506	4,489
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.318%, 10/26/2026 (A)	5,463	5,447
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.248%, 11/27/2018 (A)	921	918
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.601%, 03/25/2026 (A) (B)	7,855	7,760
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.966%, 04/25/2046 (A) (B)	1,231	1,242
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	113	115
NYMT Residential, Ser 2012-RP1A, Cl NOTE
4.250%, 12/25/2017 (A) (B)	1,500	1,500
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018	788	788
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	3	3
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.522%, 08/25/2021 (A)	3,750	3,654
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.408%, 05/15/2032 (A)	7	7
Park Place Securities, Ser 2004-MHQ1, Cl M1
1.216%, 12/25/2034 (A)	1,507	1,510
Park Place Securities, Ser 2004-WCW1, Cl M2
0.846%, 09/25/2034 (A)	692	681
Park Place Securities, Ser 2004-WCW2, Cl M1
0.786%, 10/25/2034 (A)	59	59
Park Place Securities, Ser 2004-WWF1, Cl M2
1.186%, 12/25/2034 (A)	3,456	3,448

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities, Ser 2005-WCH1, Cl M2
0.686%, 01/25/2036 (A)	$3,575	$3,551
Park Place Securities, Ser 2005-WCW1, Cl A3D
0.506%, 09/25/2035 (A)	730	727
PennyMac Loan Trust, Ser 2012-NPL1, Cl A
3.422%, 05/28/2052 (A) (B)	218	214
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	66	67
Progreso Receivables Funding, Ser 2013-A, Cl A
4.000%, 07/09/2018	500	497
Race Point CLO, Ser 2012-7A, Cl A
1.659%, 11/08/2024 (A) (B)	4,500	4,500
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	625	668
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	481	477
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/2049 (B)	9	9
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.506%, 10/25/2035 (A)	508	499
Residential Asset Mortgage Products, Ser 2005-RS8, Cl A2
0.456%, 10/25/2033 (A)	551	550
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.466%, 03/25/2036 (A)	1,007	948
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (B)	574	584
Resort Finance Timeshare, Ser 2012-2, Cl A
5.750%, 09/05/2018	219	219
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,800
Saranac CLO I, Ser 2013-1A, Cl A1A
1.830%, 10/26/2024 (A) (B)	1,900	1,895

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	115

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Saranac CLO I, Ser 2013-1A, Cl C
3.050%, 10/26/2024 (A) (B)	$1,500	$1,421
Shackleton CLO, Ser 2013-4A, Cl B1
2.238%, 01/13/2025 (A) (B)	4,300	4,246
Shackleton CLO, Ser 2013-4A, Cl C
3.388%, 01/13/2025 (A) (B)	2,600	2,574
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.641%, 05/15/2028 (A)	1,135	1,132
SLM Private Education Loan Trust, Ser 2010-A, Cl 2A
3.418%, 05/16/2044 (A) (B)	2,209	2,331
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.568%, 08/15/2025 (A) (B)	2,395	2,419
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.018%, 02/15/2022 (A) (B)	2,650	2,656
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	3,959	3,883
SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.004%, 03/15/2033 (A) (B)	66	66
SLM Student Loan Trust, Ser 2004-5A, Cl A5
0.838%, 10/25/2023 (A) (B)	1,871	1,877
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.738%, 04/25/2024 (A) (B)	4,448	4,456
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.338%, 04/25/2025 (A)	421	419
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.438%, 07/27/2026 (A)	1,760	1,788
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.338%, 01/25/2023 (A)	461	461
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.408%, 01/25/2041 (A)	4,250	3,699
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.348%, 01/25/2027 (A)	2,830	2,771
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.308%, 04/25/2022 (A)	154	154
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.398%, 01/25/2041 (A)	4,250	3,700

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2007-2, Cl B
0.408%, 07/25/2025 (A)	$1,291	$1,113
SLM Student Loan Trust, Ser 2007-6, Cl B
1.088%, 04/27/2043 (A)	1,155	997
SLM Student Loan Trust, Ser 2008-2, Cl B
1.438%, 01/25/2029 (A)	1,155	980
SLM Student Loan Trust, Ser 2008-3, Cl B
1.438%, 04/25/2029 (A)	1,155	1,009
SLM Student Loan Trust, Ser 2008-4, Cl B
2.088%, 04/25/2029 (A)	1,155	1,063
SLM Student Loan Trust, Ser 2008-5, Cl B
2.088%, 07/25/2029 (A)	1,155	1,117
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.788%, 10/25/2017 (A)	348	349
SLM Student Loan Trust, Ser 2008-6, Cl B
2.088%, 07/25/2029 (A)	1,155	1,101
SLM Student Loan Trust, Ser 2008-7, Cl B
2.088%, 07/25/2029 (A)	1,155	1,105
SLM Student Loan Trust, Ser 2008-8, Cl B
2.488%, 10/25/2029 (A)	1,155	1,136
SLM Student Loan Trust, Ser 2008-9, Cl B
2.488%, 10/25/2029 (A)	1,155	1,168
SLM Student Loan Trust, Ser 2010-1, Cl A
0.566%, 03/25/2025 (A)	450	448
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.366%, 10/25/2034 (A)	495	511
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.568%, 12/15/2023 (A) (B)	1,115	1,122
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.920%, 05/26/2026 (A)	800	799
SLM Student Loan Trust, Ser 2012-6, Cl B
1.166%, 04/27/2043 (A)	2,045	1,834
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.268%, 12/15/2021 (A) (B)	2,545	2,556
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.268%, 08/15/2023 (A) (B)	1,108	1,114

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2012-E, Cl A1
0.918%, 10/16/2023 (A) (B)	$8,638	$8,628
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.918%, 06/15/2045 (A) (B)	3,659	3,739
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.416%, 09/25/2019 (A)	1,559	1,549
SLM Student Loan Trust, Ser 2013-1, Cl B
1.966%, 11/25/2043 (A)	487	474
SLM Student Loan Trust, Ser 2013-2, Cl B
1.670%, 06/25/2043 (A)	373	352
SLM Student Loan Trust, Ser 2013-3, Cl B
1.666%, 09/25/2043 (A)	768	728
SLM Student Loan Trust, Ser 2013-4, Cl A
0.716%, 06/25/2027 (A)	3,283	3,275
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.566%, 10/26/2020 (A)	2,361	2,358
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.650%, 02/25/2021 (A)	1,802	1,802
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.768%, 08/15/2022 (A) (B)	2,258	2,248
SLM Student Loan Trust, Ser 2013-B, Cl A1
0.818%, 07/15/2022 (A) (B)	1,159	1,158
SLM Student Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	5,458	5,319
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031	2,541	2,643
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.428%, 10/28/2028 (A)	1,435	1,428
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.438%, 04/28/2029 (A)	1,260	1,254
Sound Point CLO, Ser 2012-1A, Cl C
3.542%, 10/20/2023 (A) (B)	1,750	1,750
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	2,800	2,796
SPST, Ser 2013-1, Cl A
1.679%, 02/25/2015	1,000	1,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	$647	$650
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (B)	954	953
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (B)	912	921
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.571%, 06/25/2035 (A)	34	34
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.466%, 05/25/2035 (A)	2,734	2,702
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.396%, 07/25/2035 (A)	1,549	1,543
Structured Asset Securities, Ser 2005-WF4, Cl A4
0.526%, 11/25/2035 (A)	3,459	3,443
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.358%, 01/30/2023 (A) (B)	4,771	4,724
Symphony CLO, Ser 2012-9A, Cl C
3.496%, 04/16/2022 (A) (B)	1,500	1,500
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.568%, 10/15/2015 (A) (B)	1,190	1,209
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (B)	163	178
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	2,206	2,458
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	3,607	3,827
Venture CDO, Ser 2013-15A, Cl B1
2.289%, 07/15/2025 (A) (B)	1,300	1,283
Venture CDO, Ser 2013-15A, Cl C
3.339%, 07/15/2025 (A) (B)	3,200	3,168
VOLT LLC, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017 (B)	480	480
VOLT LLC, Ser 2012-RP3A, Cl A
3.475%, 11/27/2017 (B)	118	120
VOLT NPL IX LLC, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053 (B)	365	365
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.256%, 04/25/2037 (A)	138	137

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	117

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/2025 (B)	$461	$470
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025 (B)	619	623
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (B)	455	455

		371,308

Total Asset-Backed Securities (Cost $573,920) ($ Thousands)		578,911

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FAMC
2.375%, 07/22/2015	170	175
2.125%, 09/15/2015	175	180
FFCB
4.625%, 11/03/2014	150	156
1.500%, 11/16/2015	7,830	8,013
FHLB
5.500%, 07/15/2036	3,810	4,531
0.750%, 05/26/2015 (E)	7,510	7,233
FHLMC
6.750%, 03/15/2031	2,570	3,458
5.625%, 11/23/2035	1,581	1,691
1.250%, 10/02/2019	780	747
0.100%, 12/18/2013	590	590
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	10,248
9.700%, 04/05/2019	5,100	7,115
8.600%, 09/26/2019	5,655	7,686
1.556%, 04/05/2019 (F)	1,000	901
0.000%, 11/30/2017 to 09/26/2019 (F)	42,365	39,140
FNMA
7.308%, 10/09/2019 (F)	670	573
6.250%, 05/15/2029	3,730	4,756
3.777%, 06/01/2017 (F)	1,500	1,430
3.000%, 12/25/2028	8,000	8,244
0.120%, 02/24/2014	1,090	1,090
FNMA, PO
0.000%, 05/15/2030	1,800	878
Residual Funding STRIPS
1.969%, 07/15/2020 (F)	14,780	12,569
Residual Funding Principal STRIPS
1.656%, 10/15/2020	2,500	2,098
Resolution Funding STRIPS
1.689%, 01/15/2021	1,029	855
1.499%, 10/15/2019 (F)	6,700	5,910
Tennessee Valley Authority
5.880%, 04/01/2036	1,550	1,828

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

5.250%, 09/15/2039		2,228	$2,414
4.625%, 09/15/2060		2,761	2,524
3.875%, 02/15/2021		3,090	3,324
1.750%, 10/15/2018		7,175	7,226
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (F)		1,000	613

Total U.S. Government Agency Obligations (Cost $142,691) ($ Thousands)			148,196

SOVEREIGN DEBT — 2.1%
African Development Bank
8.800%, 09/01/2019		700	931
Andina de Fomento
3.750%, 01/15/2016		564	588
Federal Republic of Brazil
4.250%, 01/07/2025		3,525	3,313
FMS Wertmanagement AoeR
1.000%, 11/21/2017		1,660	1,652
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/2020		1,937	1,931
Indonesia Government International Bond
5.875%, 03/13/2020		390	419
4.875%, 05/05/2021		300	300
3.750%, 04/25/2022		500	451
Inter-American Development Bank MTN
3.875%, 10/28/2041		1,388	1,265
Israel Government AID Bond
5.500%, 09/18/2033 (C)		1,000	1,183
3.353%, 11/01/2024		1,000	671
Italy Buoni Poliennali Del Tesoro
3.500%, 12/01/2018	EUR	22,465	31,872
Japan Bank for International Cooperation
3.375%, 07/31/2023		1,970	1,970
1.750%, 07/31/2018		3,455	3,475
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,915
Kommunalbanken
1.125%, 05/23/2018 (B)		7,510	7,390
Mexican Bonos
8.000%, 06/11/2020	MXN	13,930	1,204
6.500%, 06/09/2022	MXN	220,530	17,316
Mexico Government International Bond
4.000%, 10/02/2023		316	313
Province of Ontario Canada
0.950%, 05/26/2015		3,100	3,130

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

Province of Quebec Canada
7.500%, 07/15/2023	$260	$339
6.350%, 01/30/2026	270	333
2.625%, 02/13/2023	7,555	7,044
Republic of Indonesia
3.750%, 04/25/2022 (B)	360	325
Republic of South Africa
5.875%, 09/16/2025	4,320	4,493
Republic of Turkey
6.250%, 09/26/2022	250	268
5.625%, 03/30/2021	562	583
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (E)	4,777	5,589
Slovakia Government International Bond
4.375%, 05/21/2022 (B)	4,120	4,254
Slovenia Government International Bond
5.850%, 05/10/2023 (B)	920	927
5.500%, 10/26/2022 (B)	1,191	1,178
4.750%, 05/10/2018 (B)	2,780	2,794
Spain Government International Bond MTN
4.000%, 03/06/2018 (B)	1,180	1,216
Svensk Exportkredit
1.750%, 10/20/2015	5,600	5,736
United Mexican States
6.050%, 01/11/2040	394	421
5.750%, 10/12/2110	4,393	3,965
4.750%, 03/08/2044	1,098	964

Total Sovereign Debt (Cost $125,034) ($ Thousands)		123,718

MUNICIPAL BONDS — 1.0%
American Municipal Power, RB
7.499%, 02/15/2050	495	603
Arizona State University, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/2043	190	197
Brazos Higher Education Authority, Ser 2006-2, Cl A9, RB
0.261%, 12/26/2024 (A)	1,183	1,140
Build America Bonds, GO
7.350%, 07/01/2035	230	250
City of Houston, Ser A, GO
6.290%, 03/01/2032	4,750	5,469
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City of New York, Ser J, RB Callable 08/01/23 @ 100
5.000%, 08/01/2025	$240	$271
City of Richmond, Ser A, RB Callable 03/01/23 @ 100
5.000%, 03/01/2027	200	227
5.000%, 03/01/2028	210	236
5.000%, 03/01/2029	220	245
City of San Antonio, Public Service Board, RB Callable 02/01/23 @ 100
5.000%, 02/01/2043	690	717
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,460	1,829
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,400	1,811
Massachusetts, School Building Authority, Ser A , RB Callable 08/15/22 @ 100
5.000%, 08/15/2023	190	222
New Jersey, Economic Development Authority , RB Callable 06/15/23 @ 100
5.000%, 06/15/2046	250	259
New Jersey, Transportation Trust Fund Authority, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/2042	440	445
New Jersey, Transportation Trust Fund Authority, Ser AA, RB Callable 06/15/22 @ 100
5.000%, 06/15/2038	670	682
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,764	2,304
New Jersey State, Turnpike Authority, Ser A, RB Callable 07/01/22 @ 100
5.000%, 01/01/2043	290	296
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser , RB Callable 11/01/23 @ 100
5.000%, 11/01/2042	400	418
New York City, Water & Sewer System, Ser BB, RB Callable 12/15/22 @ 100
5.000%, 06/15/2047	200	205

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	119

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Water & Sewer System, Ser EE, RB Callable 06/15/23 @ 100
5.000%, 06/15/2047	$200	$205
New York State, Liberty Development, RB Callable 12/15/21 @ 100
5.000%, 12/15/2041	360	369
New York State, Dormitory Authority, Ser A, RB Callable 12/15/22 @ 100
5.000%, 12/15/2026	170	191
5.000%, 12/15/2027	470	524
New York State, Urban Development, Ser C, RB Callable 03/15/23 @ 100
5.000%, 03/15/2027	880	980
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	315
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,614	1,953
Northeast Ohio, Regional Sewer District, RB Callable 05/15/23 @ 100
5.000%, 11/15/2043	400	416
Northstar Education Finance, RB
1.017%, 01/29/2046 (A)	50	47
Ohio State, Turnpike Commission, RB Callable 02/15/23 @ 100
5.000%, 02/15/2048	840	839
Ohio State, Turnpike Commission, Ser A, RB Callable 02/15/23 @ 100
5.000%, 02/15/2048	360	366
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,209	1,066
Pennsylvania, Turnpike Commission, Ser C, RB Callable 12/01/23 @ 100
5.000%, 12/01/2043	310	309
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	541
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,440	2,157
Private Colleges & Universities Authority, Ser A, RB Callable 10/01/23 @ 100
5.000%, 10/01/2043	410	431

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South Carolina, Student Loan, Ser A-2, Cl A2, RB
0.359%, 12/01/2020 (A)	$3,975	$3,932
State of California, GO Callable 09/01/23 @ 100
5.000%, 09/01/2025	560	626
5.000%, 11/01/2043	475	483
State of California, Build America Project, GO
7.600%, 11/01/2040	1,210	1,649
7.300%, 10/01/2039	40	52
6.650%, 03/01/2022	6,100	7,264
6.200%, 10/01/2019	80	95
State of California, GO Callable 04/01/22 @ 100
5.000%, 04/01/2042	550	558
State of California, Ser B, GO
5.000%, 09/01/2023	740	852
State of Connecticut, Ser C, GO Callable 07/15/23 @ 100
5.000%, 07/15/2024	250	287
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,643
State of Illinois, GO
5.877%, 03/01/2019	750	813
5.665%, 03/01/2018	3,162	3,456
5.365%, 03/01/2017	945	1,023
5.100%, 06/01/2033	4,600	4,198
4.950%, 06/01/2023	562	555
4.350%, 06/01/2018	60	62
State of Texas, Build America Project, GO
5.517%, 04/01/2039	1,250	1,436
Utah, Transit Authority, RB Callable 06/15/22 @ 100
5.000%, 06/15/2042	740	745
Virginia, Housing Development Authority, Ser C, RB Callable 01/25/14 @ 100
6.000%, 06/25/2034	307	319

Total Municipal Bonds (Cost $55,186) ($ Thousands)		58,793

U.S. TREASURY OBLIGATIONS — 18.7%
U.S. Treasury Bills (F)
0.050%, 03/20/2014 (I)	65	65
0.026%, 12/05/2013 (I)	601	601
U.S. Treasury Bonds
8.750%, 08/15/2020	6,550	9,382
8.500%, 02/15/2020	1,000	1,398
7.625%, 02/15/2025	17,635	25,742

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.750%, 08/15/2026	$250	$348
6.625%, 02/15/2027	300	414
6.500%, 11/15/2026	100	137
6.375%, 08/15/2027	200	272
6.250%, 05/15/2030	400	546
6.125%, 11/15/2027	250	333
6.125%, 08/15/2029	100	134
6.000%, 02/15/2026	100	131
5.500%, 08/15/2028	200	252
5.375%, 02/15/2031	1,300	1,631
5.250%, 02/15/2029	200	246
5.000%, 05/15/2037	2,350	2,858
4.500%, 02/15/2036	2,250	2,557
4.500%, 05/15/2038	450	511
4.375%, 02/15/2038	600	668
3.750%, 11/15/2043	39,916	39,498
3.625%, 08/15/2043 (C)	41,796	40,408
3.500%, 02/15/2039	4,000	3,857
3.125%, 11/15/2041	8,040	7,112
3.125%, 02/15/2042	76,135	67,213
3.125%, 02/15/2043	8,376	7,346
3.000%, 05/15/2042	11,115	9,548
2.875%, 05/15/2043	23,335	19,368
2.750%, 08/15/2042	57,992	47,082
2.750%, 11/15/2042	27,510	22,283
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	520	596
2.125%, 02/15/2041	12,050	13,830
2.000%, 07/15/2014	43,520	44,357
1.625%, 01/15/2015	239	246
1.250%, 04/15/2014	14,671	14,717
0.750%, 02/15/2042	5,689	4,685
0.625%, 02/15/2043	15,032	11,851
0.500%, 04/15/2015	30,782	31,352
0.125%, 04/15/2017	41,798	43,133
0.125%, 04/15/2018	13,001	13,410
U.S. Treasury Notes
4.750%, 02/15/2037	1,800	2,117
4.500%, 05/15/2017	4,000	4,510
3.625%, 02/15/2021	600	661
3.500%, 02/15/2018	8,435	9,277
3.125%, 04/30/2017	14,503	15,663
3.125%, 05/15/2019	279	302
3.125%, 05/15/2021	2,150	2,290
2.750%, 11/15/2023 (C)	53,343	53,385
2.625%, 08/15/2020	4,100	4,269
2.500%, 08/15/2023	19,929	19,557
2.375%, 07/31/2017	9,034	9,528
2.375%, 05/31/2018	1,000	1,053
2.250%, 01/31/2015	610	625
2.125%, 08/15/2021	500	495
2.000%, 11/30/2020	23,272	23,127
2.000%, 02/15/2023	23,675	22,447
1.750%, 10/31/2018	900	918

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.750%, 10/31/2020	$5,973	$5,848
1.500%, 12/31/2013	2,180	2,182
1.500%, 07/31/2016	400	411
1.375%, 09/30/2018	51,955	52,117
1.250%, 11/30/2018	43,562	43,317
1.000%, 11/30/2019	800	765
0.750%, 12/31/2017	6,890	6,815
0.625%, 08/15/2016	14,804	14,865
0.625%, 10/15/2016	38,311	38,422
0.625%, 11/15/2016 (C)	59,924	60,069
0.375%, 06/30/2015	23,635	23,690
0.375%, 08/31/2015	9,430	9,451
0.250%, 07/15/2015	330	330
0.250%, 09/30/2015 (C)	15,864	15,863
0.250%, 10/31/2015 (C)	12,626	12,622
U.S. Treasury STRIPS (F)
6.321%, 05/15/2024	800	582
5.767%, 05/15/2026	500	328
5.467%, 05/15/2036	300	124
5.393%, 05/15/2029	100	57
5.344%, 02/15/2024	75	55
5.276%, 08/15/2024	200	144
5.077%, 05/15/2028	300	178
5.033%, 05/15/2034	500	225
5.000%, 08/15/2030	1,550	827
4.981%, 11/15/2024	450	319
4.869%, 11/15/2030	2,450	1,293
4.755%, 11/15/2029	1,450	802
4.630%, 02/15/2030	2,450	1,339
4.593%, 05/15/2019	2,450	2,244
4.561%, 05/15/2027	2,570	1,604
4.291%, 11/15/2031	500	252
4.273%, 02/15/2017	13,420	13,118
4.228%, 08/15/2033	1,150	536
4.181%, 11/15/2017	6,150	5,904
4.129%, 08/15/2018	800	752
4.074%, 11/15/2026	1,150	736
4.052%, 08/15/2028	1,500	881
4.025%, 08/15/2027	4,090	2,522
3.963%, 05/15/2030	1,600	864
3.905%, 11/15/2033	2,750	1,267
3.825%, 02/15/2032	1,350	673
3.809%, 05/15/2033	2,950	1,390
3.726%, 02/15/2033	600	286
3.619%, 02/15/2027	6,800	4,297
3.594%, 08/15/2031	1,000	510
3.574%, 02/15/2028	2,473	1,488
3.548%, 02/15/2034	1,350	615
3.518%, 08/15/2020 (C)	13,150	11,440
3.487%, 02/15/2026	700	465
3.456%, 02/15/2022	1,100	892
3.449%, 08/15/2021	4,000	3,318
3.449%, 11/15/2032	2,700	1,301
3.296%, 08/15/2034	300	134
3.254%, 05/15/2031	1,930	995

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	121

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

3.239%, 02/15/2018	$1,850	$1,764
3.234%, 08/15/2017	3,000	2,899
3.207%, 02/15/2016	250	248
3.172%, 08/15/2021	2,100	1,096
3.052%, 02/15/2035	2,100	916
3.013%, 05/15/2020	11,765	10,352
2.987%, 02/15/2029	3,100	1,777
2.967%, 08/15/2016	6,150	6,070
2.962%, 02/15/2015	200	200
2.933%, 11/15/2034	1,850	816
2.919%, 05/15/2032	2,000	986
2.886%, 05/15/2035	1,350	582
2.856%, 11/15/2027	20,420	12,512
2.844%, 11/15/2021	3,650	2,995
2.722%, 11/15/2028	800	464
2.711%, 08/15/2029	2,400	1,342
2.546%, 05/15/2023	450	344
2.423%, 08/15/2026	328	213
2.279%, 02/15/2021	20,555	17,455
1.800%, 05/15/2021	12,450	10,453
1.479%, 05/15/2018	4,000	3,787
1.296%, 02/15/2020	1,000	889
1.028%, 11/15/2016 (C)	1,910	1,877

Total U.S. Treasury Obligations (Cost $1,123,739) ($ Thousands)		1,091,903

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P. 0.080%**† (J)	236,434,149	236,434

Total Affiliated Partnership (Cost $236,434) ($ Thousands)		236,434

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	268,162,801	268,163

Total Cash Equivalent (Cost $268,163) ($ Thousands)		268,163

COMMERCIAL PAPER — 0.2%
Macquarie Bank 0.220%, 02/24/2014 (B) (F)	13,310	13,304

Total Commercial Paper (Cost $13,303) ($ Thousands)		13,304

Total Investments — 111.5% (Cost $6,451,802) ($ Thousands)		$6,500,809

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS — 0.0%
February 2014, U.S. 10 Year Future Option Put Expires: 01/24/2014	77	$69
February 2014, U.S. Bond Future Option Put Expires: 01/24/2014	65	123
February 2014, USD Call Expires 01/06/2014	16,200,000	137
January 2014, U.S. Bond Future Option Call Expires: 12/27/2013	207	6

Total Purchased Options (Cost $398) ($ Thousands)		335

PURCHASED SWAPTIONS — 0.1%
April 2018, 3-Month Libor Put, Expires: 03/15/18, Strike Rate: 4.50%*	11,750,000	$1,297
April 2018, 3-Month Libor Put, Expires: 03/15/18, Strike Rate: 4.50%*	11,750,000	1,297
May 2018, 3-Month Libor Put, Expires: 04/09/18, Strike Rate: 4.50%*	13,520,000	1,368

Total Purchased Swaptions (Premiums Received $2,542) ($ Thousands)		3,962

WRITTEN OPTIONS — 0.0%
February 2014, U.S. 10 Year Future Option Put Expires: 01/24/2014	(154)	$(46)
February 2014, U.S. Bond Future Option Put Expires: 01/27/2014	(130)	(83)
November 2020, U.S. CPI Urban Consumers NSA Call, Expires: 11/23/2020 Strike Rate: Inflation 0.00%*	(7,020,000)	(3)

Total Written Options (Premiums Received $168) ($ Thousands)		$(132)

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows :

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	460	Dec-2014	$220
90-Day Euro$	(230)	Dec-2015	(126)
90-Day Euro$	(230)	Mar-2016	(62)
U.S. 10-Year Treasury Note	69	Dec-2013	11
U.S. 10-Year Treasury Note	593	Mar-2014	(218)
U.S. 10-Year Treasury Note	(26)	Mar-2014	7
U.S. 2-Year Treasury Note	(1,067)	Apr-2014	(65)
U.S. 5-Year Treasury Note	303	Apr-2014	11
U.S. 5-Year Treasury Note	(614)	Apr-2014	(113)
U.S. 5-Year Treasury Note	2	Dec-2013	5
U.S. Long Treasury Bond	(383)	Dec-2013	(737)
U.S. Long Treasury Bond	(156)	Mar-2014	59
U.S. Ultra Long Treasury Bond	74	Mar-2014	12
U.S. Ultra Long Treasury Bond	(282)	Mar-2014	114

			$(882)

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type for the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/18/14	AUD	7,200	USD	6,781	$237
2/18/14	EUR	54,440	USD	73,054	(1,066)
2/18/14	JPY	2,041,344	USD	20,641	685
2/18/14	USD	6,525	AUD	7,200	18
2/18/14	USD	14,941	EUR	11,143	230

					$104

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(7,487)	7,773	$286
Citicorp	(24,225)	24,152	(73)
Citigroup	(45,798)	46,397	600
JP Morgan Chase Bank	(14,976)	14,891	(85)
Morgan Stanley	(29,600)	28,977	(624)

			$104

For the period ended November 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type for the period.

A list of the open OTC swap agreements held by the Fund at November 30, 2013 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	3.49%	3-Month LIBOR	03/15/46	$8,250	$1,008
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/27	4,105	272
Barclays Bank PLC	2.42%	3 Month LIBOR	11/15/27	4,110	308
Barclays Bank PLC	3-Month LIBOR	3.15%	03/15/26	18,410	(1,119)
Citigroup	2.71%	3-Month LIBOR	08/15/42	8,210	1,513
Goldman Sachs	3.13%	3-Month LIBOR	04/09/46	8,270	1,560
Goldman Sachs	3-Month LIBOR	2.80%	04/09/26	18,340	(1,688)

					$1,854

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Deutsche Bank	MetLife, Inc.	SELL	1.00	6/20/2018	$(3,560)	$156

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2013, is as follows:

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Citigroup	3.68%	3-Month LIBOR	11/15/43	$5,080	$63

For the period ended November 30, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type for the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	123

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

November 30, 2013

Percentages are based on a Net Assets of $5,830,778 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $230,314 ($ Thousands).

(D)	Security in default on interest payments.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2013. The coupon on a step bond changes on a specified date.

(F)	The rate reported is the effective yield at time of purchase.

(G)	Securities considered illiquid. The total value of such securities as of November 30, 2013 was $1 ($ Thousands) and represented 0.00% of Net Assets.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2013 was $529 ($ Thousands) and represented 0.01% of Net Assets.

(I)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(J)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $236,434 ($ Thousands).

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

EUR — Euro

FAMC — Federal Agricultural Mortgage Corporation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

NCUA — National Credit Union Association

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$2,389,445	$497	$2,389,942
Corporate Obligations	—	1,590,916	529	1,591,445
Asset-Backed Securities	—	578,911	—	578,911
U.S. Government Agency Obligations	—	148,196	—	148,196
Sovereign Debt	—	123,718	—	123,718
Municipal Bonds	—	58,793	—	58,793
U.S. Treasury Obligations	—	1,091,903	—	1,091,903
Cash Equivalent	268,163	—	—	268,163
Affiliated Partnership	—	236,434	—	236,434
Commercial Paper	—	13,304	—	13,304

Total Investments in Securities	$268,163	$6,231,620	$1,026	$6,500,809

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$335	$—	$335
Purchased Swaptions	—	3,962	—	3,962
Written Options	—	(132)	—	(132)
Futures Contracts*
Unrealized Appreciation	437	—	—	437
Unrealized Depreciation	(1,319)	—	—	(1,319)
Forwards Contracts*
Unrealized Appreciation	—	1,170	—	1,170
Unrealized Depreciation	—	(1,066)	—	(1,066)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	156	—	156
Interest Rate Swaps*
Unrealized Appreciation	—	4,661	—	4,661
Unrealized Depreciation	—	(2,807)	—	(2,807)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	63	—	63

Total Other Financial Instruments	$(882)	$6,342	$—	$5,460

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 74.8%

Consumer Discretionary — 16.0%
Academy
9.250%, 08/01/2019 (A)	$715	$790
Adelphia Communications (escrow security) (B)
10.250%, 06/15/2011	125	1
7.875%, 01/15/2009	250	2
7.750%, 05/01/2009	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/2004 (B)	25	—
Affinia Group
7.750%, 05/01/2021 (A)	1,810	1,891
Affinity Gaming LLC
9.000%, 05/15/2018	1,925	2,079
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	2,478	2,577
8.500%, 10/15/2018	1,365	1,474
Allegion US Holding
5.750%, 10/01/2021 (A)	2,035	2,111
Allison Transmission
7.125%, 05/15/2019 (A)	1,961	2,113
AMC Entertainment
9.750%, 12/01/2020	1,415	1,617
8.750%, 06/01/2019	520	556
American Axle & Manufacturing
7.750%, 11/15/2019	1,465	1,663
6.250%, 03/15/2021	290	304
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,410	1,428
American Tire Distributors
9.750%, 06/01/2017	620	659
AmeriGas Finance LLC
7.000%, 05/20/2022	7,591	8,217

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Car Rental LLC
8.250%, 01/15/2019	$905	$986
5.500%, 04/01/2023	1,955	1,901
4.875%, 11/15/2017	65	68
Belo
7.750%, 06/01/2027	2,025	2,136
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	5,580	6,257
Burlington Holdings LLC
9.000%, 02/15/2018 (A)	793	817
Cablevision Systems
7.750%, 04/15/2018	900	1,008
Caesars Entertainment Operating
11.250%, 06/01/2017	1,645	1,674
10.000%, 12/15/2018	788	362
9.000%, 02/15/2020	1,820	1,770
8.500%, 02/15/2020	1,725	1,660
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020 (A)	850	869
Carlson Wagonlit
6.875%, 06/15/2019 (A)	1,365	1,413
Carmike Cinemas
7.375%, 05/15/2019	950	1,033
CCO Holdings LLC
7.375%, 06/01/2020	1,335	1,452
7.000%, 01/15/2019	1,205	1,273
6.500%, 04/30/2021	4,030	4,206
5.250%, 03/15/2021 (A)	400	386
5.250%, 09/30/2022	1,765	1,664
CDR DB Sub
7.750%, 10/15/2020 (A)	1,930	1,911
Cedar Fair
5.250%, 03/15/2021 (A)	1,000	980
Chassix
9.250%, 08/01/2018 (A)	835	893
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	650	723
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	4,555	4,555
Chinos Intermediate Holdings
7.750%, 05/01/2019 (A)	2,170	2,186
Chrysler Group LLC
8.250%, 06/15/2021	5,200	5,915
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A) (B)	274	169
Cinemark USA
7.375%, 06/15/2021	640	699
5.125%, 12/15/2022	1,800	1,735
4.875%, 06/01/2023	435	408
Claire’s Stores
9.000%, 03/15/2019 (A)	1,640	1,835
8.875%, 03/15/2019	780	852
Clear Channel Communications
9.000%, 12/15/2019	581	593
9.000%, 03/01/2021	1,030	1,040

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	125

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clear Channel Worldwide Holdings
7.625%, 03/15/2020	$255	$266
7.625%, 03/15/2020	2,895	3,054
6.500%, 11/15/2022	1,015	1,045
6.500%, 11/15/2022	2,525	2,613
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,021
Continental Rubber of America
4.500%, 09/15/2019 (A)	1,450	1,535
Cooper-Standard Holding
7.375%, 04/01/2018 (A)	1,505	1,520
CSC Holdings LLC
6.750%, 11/15/2021	2,065	2,225
CST Brands
5.000%, 05/01/2023 (A)	350	337
Dana Holdings
6.750%, 02/15/2021	1,304	1,408
6.500%, 02/15/2019	1,095	1,172
6.000%, 09/15/2023	170	172
5.375%, 09/15/2021	380	385
Dave & Buster’s
14.860%, 02/15/2016 (A)	9,645	7,933
11.000%, 06/01/2018	1,390	1,532
Diamond Resorts
12.000%, 08/15/2018	1,350	1,498
DISH DBS
7.875%, 09/01/2019	2,790	3,229
6.750%, 06/01/2021	1,225	1,320
5.875%, 07/15/2022	1,660	1,681
5.125%, 05/01/2020	465	468
4.250%, 04/01/2018	2,000	2,035
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	1,300	1,381
Easton-Bell Sports
9.750%, 12/01/2016	1,675	1,750
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	5,460	5,801
Empire Today LLC
11.375%, 02/01/2017 (A)	1,941	1,926
Ferrellgas
6.500%, 05/01/2021	2,650	2,696
Fifth & Pacific
10.500%, 04/15/2019	3,735	4,043
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,500	2
General Motors
4.875%, 10/02/2023 (A)	2,425	2,437
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,260	2,283
Gibson Brands
8.875%, 08/01/2018 (A)	375	383
Goodyear Tire & Rubber
8.750%, 08/15/2020	185	216
8.250%, 08/15/2020	950	1,069
6.500%, 03/01/2021	2,345	2,486

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graton Economic Development Authority
9.625%, 09/01/2019 (A)	$4,200	$4,819
Gray Television
7.500%, 10/01/2020 (A)	1,460	1,537
GRD Holdings III
10.750%, 06/01/2019 (A)	4,075	4,442
Greektown Superholdings
13.000%, 07/01/2015	1,850	1,901
13.000%, 07/01/2015	3,390	3,483
Gymboree
9.125%, 12/01/2018	910	864
Hanesbrands
6.375%, 12/15/2020	1,412	1,543
HD Supply
11.500%, 07/15/2020	2,130	2,545
11.000%, 04/15/2020	535	635
8.125%, 04/15/2019	1,360	1,518
7.500%, 07/15/2020	3,925	4,161
Hillman Group
10.875%, 06/01/2018	3,265	3,534
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	565	576
Icahn Enterprises
6.000%, 08/01/2020 (A)	1,700	1,745
INTCOMEX
13.250%, 12/15/2014	4,358	4,227
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,705	1,765
Isle of Capri Casinos
5.875%, 03/15/2021	1,070	1,038
Jaguar Land Rover Automotive
8.125%, 05/15/2021 (A)	720	815
Jarden
7.500%, 01/15/2020	605	655
JCPenney
7.950%, 04/01/2017	1,400	1,236
6.375%, 10/15/2036	710	541
5.750%, 02/15/2018	365	310
5.650%, 06/01/2020	1,145	919
L Brands
6.625%, 04/01/2021	1,040	1,145
5.625%, 02/15/2022	1,285	1,324
Landry’s
9.375%, 05/01/2020 (A)	1,745	1,902
Libbey Glass
6.875%, 05/15/2020	642	685
Liberty Interactive LLC
8.250%, 02/01/2030	3,980	4,224
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,880	2,030
LKQ
4.750%, 05/15/2023 (A)	1,570	1,476

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Logan’s Roadhouse
10.750%, 10/15/2017	$4,780	$4,183
M/I Homes
8.625%, 11/15/2018	1,485	1,604
Marina District Finance
9.875%, 08/15/2018	1,420	1,548
McClatchy
9.000%, 12/15/2022	2,805	3,043
MDC Partners
6.750%, 04/01/2020 (A)	7,060	7,342
MGM Resorts International
11.375%, 03/01/2018	2,000	2,555
8.625%, 02/01/2019	2,200	2,591
7.750%, 03/15/2022	955	1,060
6.750%, 10/01/2020	2,435	2,618
6.625%, 12/15/2021	1,080	1,137
Michaels FinCo Holdings LLC
7.500%, 08/01/2018 (A)	3,860	3,995
Michaels Stores
11.375%, 11/01/2016	323	331
11.375%, 11/01/2016	14	14
7.750%, 11/01/2018	1,570	1,700
MISA Investments
8.625%, 08/15/2018 (A)	1,055	1,092
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,280	2,428
MTR Gaming Group
11.500%, 08/01/2019	5,375	5,966
Neiman Marcus Group (A)
8.750%, 10/15/2021	235	242
8.000%, 10/15/2021	320	329
New Academy Finance LLC PIK
8.000%, 06/15/2018 (A)	1,300	1,331
New Albertsons
8.000%, 05/01/2031	5,340	4,446
7.750%, 06/15/2026	135	113
7.450%, 08/01/2029	165	137
New Look Bondco I
8.375%, 05/14/2018 (A)	1,450	1,497
Nexstar Broadcasting
6.875%, 11/15/2020	3,160	3,342
Party City Holdings
8.875%, 08/01/2020	3,050	3,386
PC Nextco Holdings LLC
8.750%, 08/15/2019 (A)	350	361
Peninsula Gaming LLC
8.375%, 02/15/2018 (A)	2,750	2,991
Petco Animal Supplies
9.250%, 12/01/2018 (A)	360	386
Pinnacle Entertainment
7.750%, 04/01/2022	665	725
7.500%, 04/15/2021	1,375	1,492
Playa Resorts Holding
8.000%, 08/15/2020 (A)	2,140	2,247

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNK Finance
6.375%, 08/01/2021 (A)	$915	$945
Quebecor Media Escrow (B)
0.000%, 11/15/2013	1,800	18
0.000%, 03/15/2016	2,175	22
Quiksilver
7.875%, 08/01/2018 (A)	1,690	1,821
Radio Systems
8.375%, 11/01/2019 (A)	760	832
Royal Caribbean Cruises
5.250%, 11/15/2022	1,000	1,003
RSI Home Products
6.875%, 03/01/2018 (A)	315	330
Sabre
8.500%, 05/15/2019 (A)	3,170	3,507
Sally Holdings LLC
6.875%, 11/15/2019	455	503
5.750%, 06/01/2022	570	591
5.500%, 11/01/2023	1,360	1,353
Schaeffler Finance (A)
8.500%, 02/15/2019	250	282
4.750%, 05/15/2021	825	823
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	250	245
Seminole Tribe
6.535%, 10/01/2020 (A)	1,450	1,581
Seneca Gaming
8.250%, 12/01/2018 (A)	4,840	5,206
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	2,905	3,145
Service International
7.625%, 10/01/2018	450	519
7.500%, 04/01/2027	785	834
7.000%, 05/15/2019	620	663
5.375%, 01/15/2022 (A)	990	1,000
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	1,620	1,788
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,665	2,865
Sinclair Television Group
6.125%, 10/01/2022	375	380
5.375%, 04/01/2021	4,000	3,940
Sirius XM Radio (A)
5.875%, 10/01/2020	2,000	2,063
5.750%, 08/01/2021	1,275	1,291
4.625%, 05/15/2023	1,100	982
4.250%, 05/15/2020	2,000	1,910
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,850	3,773
Spencer Spirit Holdings
9.000%, 05/01/2018 (A)	1,120	1,128

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	127

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stackpole International Intermediate
7.750%, 10/15/2021 (A)	$2,210	$2,304
Stanadyne Holdings
12.000%, 02/15/2015 (C)	1,500	953
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,580	1,537
Suburban Propane Partners
7.500%, 10/01/2018	1,672	1,795
7.375%, 03/15/2020	500	536
Tempur Sealy International
6.875%, 12/15/2020	1,610	1,739
Toys R Us
10.375%, 08/15/2017	2,190	2,070
Travelport LLC
11.875%, 09/01/2016	1,535	1,554
Travelport LLC PIK
13.875%, 03/01/2016 (A)	1,323	1,396
UCI International
8.625%, 02/15/2019	1,185	1,197
Vail Resorts
6.500%, 05/01/2019	1,340	1,420
Visteon
6.750%, 04/15/2019	994	1,056
William Carter
5.250%, 08/15/2021 (A)	155	158
WMG Acquisition
11.500%, 10/01/2018	2,990	3,461
6.000%, 01/15/2021 (A)	1,238	1,291
Wok Acquisition
10.250%, 06/30/2020 (A)	3,740	4,039
Wynn Las Vegas LLC
7.750%, 08/15/2020	3,050	3,401

		344,911

Consumer Staples — 8.2%
Accellent
10.000%, 11/01/2017	980	979
8.375%, 02/01/2017	935	982
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	767
American Achievement
10.875%, 04/15/2016 (A)	1,775	1,884
APX Group
8.750%, 12/01/2020	3,995	4,105
6.375%, 12/01/2019	2,070	2,091
ARAMARK
5.750%, 03/15/2020 (A)	2,450	2,554
Armored Autogroup
9.250%, 11/01/2018	620	589
Ashtead Capital
6.500%, 07/15/2022 (A)	1,795	1,921
B&G Foods
4.625%, 06/01/2021	290	277

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barry Callebaut Services
5.500%, 06/15/2023 (A)	$650	$662
Beverages & More
9.625%, 10/01/2014 (A)	3,392	3,392
BI-LO LLC
8.625%, 09/15/2018 (A)	1,055	1,093
Biomet
6.500%, 08/01/2020	3,431	3,637
6.500%, 10/01/2020	1,800	1,872
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	3,750	3,947
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,220	2,425
Central Garden and Pet
8.250%, 03/01/2018	6,190	6,252
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	324	374
Chiquita Brands International
7.875%, 02/01/2021 (A)	590	632
Constellation Brands
4.250%, 05/01/2023	35	33
3.750%, 05/01/2021	300	283
Crestview DS Merger Sub II
10.000%, 09/01/2021 (A)	1,020	1,081
Del Monte
7.625%, 02/15/2019	6,185	6,432
Elizabeth Arden
7.375%, 03/15/2021	240	262
Emergency Medical Services
8.125%, 06/01/2019	2,246	2,434
Fleming
10.125%, 04/01/2008 (B)	974	—
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	2,245	2,425
Global A&T Electronics
10.000%, 02/01/2019 (A)	200	160
Harbinger Group
7.875%, 07/15/2019 (A)	4,000	4,290
Hawk Acquisition Sub
4.250%, 10/15/2020 (A)	1,310	1,261
Hertz
7.500%, 10/15/2018	1,075	1,162
5.875%, 10/15/2020	445	462
Immucor
11.125%, 08/15/2019	6,765	7,577
INC Research LLC
11.500%, 07/15/2019 (A)	2,965	3,284
Interactive Data
10.250%, 08/01/2018	1,030	1,133
JBS Investments GmbH
7.750%, 10/28/2020 (A)	330	332
JBS USA LLC (A)
8.250%, 02/01/2020	1,190	1,285
7.250%, 06/01/2021	750	782

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KeHE Distributors LLC
7.625%, 08/15/2021 (A)	$1,900	$1,985
Kinetic Concepts
12.500%, 11/01/2019	700	773
10.500%, 11/01/2018	2,440	2,788
Knowledge Universe Education LLC
7.750%, 02/01/2015 (A)	775	759
Land O’ Lakes
6.000%, 11/15/2022 (A)	340	353
Lantheus Medical Imaging
9.750%, 05/15/2017	1,440	1,310
Laureate Education
9.250%, 09/01/2019 (A)	2,000	2,190
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	1,665	1,759
Monitronics International
9.125%, 04/01/2020	4,280	4,515
Pantry
8.375%, 08/01/2020	1,440	1,537
Par Pharmaceutical
7.375%, 10/15/2020	2,265	2,378
Physio-Control International
9.875%, 01/15/2019 (A)	380	426
Post Holdings
7.375%, 02/15/2022	1,535	1,627
6.750%, 12/01/2021 (A)	215	219
Radiation Therapy Services
9.875%, 04/15/2017	1,125	889
8.875%, 01/15/2017	665	660
Reynolds Group Issuer
9.875%, 08/15/2019	5,625	6,244
9.000%, 04/15/2019	4,255	4,553
8.250%, 02/15/2021	1,205	1,268
6.875%, 02/15/2021	1,000	1,080
5.750%, 10/15/2020	6,545	6,709
Rite Aid
9.250%, 03/15/2020	485	560
7.700%, 02/15/2027	2,635	2,694
6.750%, 06/15/2021	1,640	1,712
ServiceMaster
8.000%, 02/15/2020	1,935	1,935
7.450%, 08/15/2027	530	436
7.250%, 03/01/2038	4,710	3,462
7.100%, 03/01/2018	410	396
7.000%, 08/15/2020	1,480	1,415
Smithfield Foods
6.625%, 08/15/2022	1,070	1,130
Spectrum Brands
6.750%, 03/15/2020	440	472
Spectrum Brands Escrow (A)
6.625%, 11/15/2022	1,835	1,954
6.375%, 11/15/2020	1,060	1,129
SUPERVALU
6.750%, 06/01/2021 (A)	4,400	4,317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TransUnion Holding
9.625%, 06/15/2018	$425	$458
8.125%, 06/15/2018	2,349	2,496
Truven Health Analytics
10.625%, 06/01/2020	595	673
United Rentals North America
9.250%, 12/15/2019	1,055	1,178
8.375%, 09/15/2020	160	178
8.250%, 02/01/2021	3,940	4,482
7.625%, 04/15/2022	140	157
7.375%, 05/15/2020	170	190
United Surgical Partners International
9.000%, 04/01/2020	1,670	1,870
US Foods
8.500%, 06/30/2019	4,510	4,814
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,260	1,358
7.000%, 10/01/2020	1,605	1,721
6.750%, 08/15/2021	1,010	1,068
6.375%, 10/15/2020	885	933
5.625%, 12/01/2021	2,250	2,264
Vector Group
7.750%, 02/15/2021	1,630	1,716
VPII Escrow (A)
7.500%, 07/15/2021	4,265	4,691
6.750%, 08/15/2018	4,745	5,225

		176,219

Energy — 11.2%
Access Midstream Partners
6.125%, 07/15/2022	590	633
5.875%, 04/15/2021	310	332
4.875%, 05/15/2023	395	387
Antero Resources Finance
5.375%, 11/01/2021 (A)	435	439
Arch Coal
7.250%, 06/15/2021	955	721
7.000%, 06/15/2019	510	390
Atlas Energy Holdings Operating LLC
7.750%, 01/15/2021 (A)	1,200	1,134
Atlas Pipeline Partners
6.625%, 10/01/2020	1,970	2,088
5.875%, 08/01/2023 (A)	1,850	1,794
4.750%, 11/15/2021 (A)	400	370
Atlas Resource Escrow
9.250%, 08/15/2021 (A)	900	916
Atwood Oceanics
6.500%, 02/01/2020	438	471
Berry Petroleum
6.375%, 09/15/2022	430	439
Bill Barrett
7.625%, 10/01/2019	2,000	2,145

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	129

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BreitBurn Energy Partners
8.625%, 10/15/2020	$640	$685
7.875%, 04/15/2022	2,870	2,935
7.875%, 04/15/2022 (A)	3,765	3,850
Calumet Specialty Products Partners
9.375%, 05/01/2019	1,455	1,611
7.625%, 01/15/2022 (A)	835	841
Carrizo Oil & Gas
7.500%, 09/15/2020	400	438
Chaparral Energy
8.250%, 09/01/2021	915	1,004
7.625%, 11/15/2022	730	790
Checkers & Rally’s Restaurants
11.625%, 11/01/2016 (A)	150	154
Chesapeake Energy
6.875%, 11/15/2020	340	382
6.625%, 08/15/2020	2,500	2,800
6.125%, 02/15/2021	415	446
5.750%, 03/15/2023	5	5
5.375%, 06/15/2021	325	336
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019	425	444
Comstock Resources
7.750%, 04/01/2019	1,480	1,554
CONSOL Energy
8.000%, 04/01/2017	815	862
Continental Resources
5.000%, 09/15/2022	410	422
Crestwood Midstream Partners
7.750%, 04/01/2019	4,050	4,394
6.125%, 03/01/2022 (A)	1,165	1,191
Crosstex Energy
8.875%, 02/15/2018	1,675	1,767
7.125%, 06/01/2022	20	23
Denbury Resources
8.250%, 02/15/2020	909	1,003
Dresser-Rand Group
6.500%, 05/01/2021	600	636
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,500	1,624
Eagle Rock Energy Partners
8.375%, 06/01/2019	6,320	6,510
El Paso LLC
7.250%, 06/01/2018	740	842
7.000%, 06/15/2017	270	306
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,800	3,800
Energy Transfer Equity
5.875%, 01/15/2024	2,985	2,978
Energy XXI Gulf Coast
7.500%, 12/15/2021 (A)	3,350	3,509
EP Energy LLC
9.375%, 05/01/2020	1,390	1,598
7.750%, 09/01/2022	720	810
6.875%, 05/01/2019	590	636

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EV Energy Partners
8.000%, 04/15/2019	$1,465	$1,483
Exterran Holdings
7.250%, 12/01/2018	4,650	4,917
Exterran Partners
6.000%, 04/01/2021 (A)	2,090	2,080
Foresight Energy LLC
7.875%, 08/15/2021 (A)	1,500	1,545
Forest Oil
7.500%, 09/15/2020	7,955	7,856
7.250%, 06/15/2019	221	219
Genesis Energy
5.750%, 02/15/2021	1,780	1,802
Gibson Energy
6.750%, 07/15/2021 (A)	4,725	5,008
Halcon Resources
9.250%, 02/15/2022 (A)	290	297
8.875%, 05/15/2021	13,115	13,312
Hercules Offshore (A)
8.750%, 07/15/2021	460	508
7.500%, 10/01/2021	755	793
Hiland Partners
7.250%, 10/01/2020 (A)	2,035	2,167
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)	500	490
James River Coal
7.875%, 04/01/2019	410	119
Key Energy Services
6.750%, 03/01/2021	1,535	1,570
Kinder Morgan
5.000%, 02/15/2021 (A)	780	773
Kodiak Oil & Gas
8.125%, 12/01/2019	1,135	1,257
5.500%, 02/01/2022 (A)	120	120
Laredo Petroleum
9.500%, 02/15/2019	1,945	2,169
7.375%, 05/01/2022	980	1,061
Legacy Reserves (A)
8.000%, 12/01/2020	2,250	2,323
6.625%, 12/01/2021	2,665	2,572
Linn Energy LLC (A)
8.625%, 04/15/2020	325	348
7.750%, 02/01/2021	1,465	1,520
7.000%, 11/01/2019 (A)	4,720	4,696
6.500%, 05/15/2019	295	297
MarkWest Energy Partners
5.500%, 02/15/2023	805	821
MEG Energy (A)
7.000%, 03/31/2024	590	602
6.500%, 03/15/2021	326	339
6.375%, 01/30/2023	3,090	3,121
Memorial Production Partners
7.625%, 05/01/2021 (A)	2,050	2,106
7.625%, 05/01/2021	675	694

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Midstates Petroleum
10.750%, 10/01/2020	$4,892	$5,332
9.250%, 06/01/2021	2,670	2,787
Milagro Oil & Gas
10.500%, 05/15/2016	1,950	1,462
Millennium Offshore Services Superholdings LLC
9.500%, 02/15/2018 (A)	1,040	1,087
Murphy Oil USA
6.000%, 08/15/2023 (A)	1,125	1,147
Murray Energy
8.625%, 06/15/2021 (A)	2,230	2,297
Newfield Exploration
6.875%, 02/01/2020	675	722
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,700	1,730
Niska Gas Storage US LLC
8.875%, 03/15/2018	3,090	3,237
Northern Oil and Gas
8.000%, 06/01/2020	1,420	1,487
NuStar Logistics
6.750%, 02/01/2021	1,070	1,102
Oasis Petroleum
6.875%, 03/15/2022 (A)	2,280	2,451
Ocean Rig UDW
9.500%, 04/27/2016 (A)	3,400	3,630
Pacific Drilling
5.375%, 06/01/2020 (A)	975	985
Parker Drilling
9.125%, 04/01/2018	2,200	2,351
7.500%, 08/01/2020 (A)	2,000	2,100
PDC Energy
7.750%, 10/15/2022	2,570	2,782
Peabody Energy
6.250%, 11/15/2021	2,390	2,444
6.000%, 11/15/2018	860	914
Penn Virginia Resource Partners
8.375%, 06/01/2020	2,800	3,094
8.250%, 04/15/2018	1,265	1,341
6.500%, 05/15/2021 (A)	2,200	2,277
Pioneer Energy Services
9.875%, 03/15/2018	1,850	1,980
Plains Exploration & Production
6.875%, 02/15/2023	905	1,002
6.500%, 11/15/2020	1,630	1,784
QR Energy
9.250%, 08/01/2020	725	752
Range Resources
5.000%, 08/15/2022	945	928
5.000%, 03/15/2023	4,550	4,436
Regency Energy Partners
5.500%, 04/15/2023	550	540
4.500%, 11/01/2023 (A)	1,175	1,075
RKI Exploration & Production LLC
8.500%, 08/01/2021 (A)	610	637

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockies Express Pipeline LLC (A)
6.000%, 01/15/2019	$2,195	$2,085
5.625%, 04/15/2020	1,715	1,578
Rosetta Resources
5.875%, 06/01/2022	1,100	1,103
5.625%, 05/01/2021	965	969
Sabine Pass Liquefaction LLC (A)
6.250%, 03/15/2022	2,335	2,329
5.625%, 02/01/2021	3,820	3,772
5.625%, 04/15/2023	6,205	5,879
Samson Investment Company
10.250%, 02/15/2020 (A)	1,305	1,411
SandRidge Energy
8.125%, 10/15/2022	5,369	5,658
7.500%, 03/15/2021	2,595	2,718
7.500%, 02/15/2023	6,635	6,768
Sea Trucks Group
9.000%, 03/26/2018 (A)	1,510	1,446
SemGroup
7.500%, 06/15/2021 (A)	1,970	2,069
SESI LLC
7.125%, 12/15/2021	2,000	2,220
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (A)	1,200	1,254
Targa Resources Partners
6.375%, 08/01/2022	375	401
Tesoro Logistics
6.125%, 10/15/2021	605	625
5.875%, 10/01/2020	725	745
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	935
Tullow Oil
6.000%, 11/01/2020 (A)	600	604
Unit
6.625%, 05/15/2021	1,400	1,470
Vanguard Natural Resources LLC
7.875%, 04/01/2020	730	759
Western Refining
6.250%, 04/01/2021	265	265
Whiting Petroleum
5.750%, 03/15/2021	1,540	1,598

		240,984

Financials — 7.5%
Ally Financial
8.000%, 11/01/2031	1,285	1,532
7.500%, 09/15/2020	1,405	1,647
6.250%, 12/01/2017	3,270	3,658
5.500%, 02/15/2017	1,475	1,596
4.750%, 09/10/2018	2,360	2,478
2.926%, 07/18/2016 (D)	560	573
Alphabet Holding PIK
7.750%, 11/01/2017	3,550	3,665

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	131

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Equity Investment Life Holding
6.625%, 07/15/2021	$1,475	$1,532
American International Group
8.175%, 05/15/2058 (D)	1,755	2,107
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,035	3,179
Aventine (escrow security) PIK
0.000%, 10/15/2049 (B) (E) (F) (G)	2,600	1
Aviv Healthcare Properties
6.000%, 10/15/2021 (A)	755	774
Bank of America (D)
8.000%, 12/29/2049	1,805	1,995
5.200%, 12/29/2049	2,200	1,980
Barclays
8.250%, 12/31/2099 (D)	710	731
Barclays Bank
7.625%, 11/21/2022	1,510	1,587
Boart Longyear Management
7.000%, 04/01/2021 (A)	4,040	3,030
Boart Longyear Management PTY
10.000%, 10/01/2018 (A)	1,139	1,173
CIT Group
6.625%, 04/01/2018 (A)	300	339
5.500%, 02/15/2019 (A)	2,550	2,748
5.250%, 03/15/2018	1,520	1,638
4.250%, 08/15/2017	800	837
City National Bank
9.000%, 08/12/2019	4,062	4,779
Corrections Corp of America‡
4.625%, 05/01/2023	175	165
4.125%, 04/01/2020	810	792
Credit Acceptance
9.125%, 02/01/2017	3,000	3,161
Credit Suisse
6.500%, 08/08/2023 (A)	1,500	1,582
Denali Borrower LLC
5.625%, 10/15/2020 (A)	1,135	1,118
E*TRADE Financial
6.375%, 11/15/2019	1,575	1,685
EPR Properties‡
5.750%, 08/15/2022	1,065	1,098
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	1,000	1,040
General Motors Financial (A)
4.250%, 05/15/2023	325	312
3.250%, 05/15/2018	902	904
2.750%, 05/15/2016	325	329
Geo Group‡
6.625%, 02/15/2021	250	265
5.875%, 01/15/2022 (A)	825	825
GLP Capital (A)
5.375%, 11/01/2023	1,000	977
4.875%, 11/01/2020	1,429	1,425

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HBOS Capital Funding
6.071%, 06/30/2049 (A) (D)	$3,425	$3,412
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	4,270	4,414
Icahn Enterprises
8.000%, 01/15/2018	3,150	3,288
7.750%, 01/15/2016	2,500	2,563
ING US
5.650%, 05/15/2053 (D)	2,050	1,998
International Lease Finance
8.750%, 03/15/2017	3,295	3,876
6.250%, 05/15/2019	575	629
5.875%, 04/01/2019	1,955	2,107
Ironshore Holdings US
8.500%, 05/15/2020 (A)	1,700	1,954
Jefferies Finance LLC
7.375%, 04/01/2020 (A)	830	860
JPMorgan Chase (D)
6.000%, 12/29/2049	970	934
5.150%, 04/05/2023	2,200	1,980
KCG Holdings
8.250%, 06/15/2018 (A)	535	550
Kennedy-Wilson
8.750%, 04/01/2019	3,930	4,313
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,200	1,157
Liberty Mutual Group
7.000%, 03/15/2037 (A) (D)	1,565	1,628
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,000	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,575	1,544
Millennium Escrow
7.625%, 11/15/2026 (B)	200	—
MPH Intermediate Holding 2
8.375%, 08/01/2018 (A)	750	776
MPT Operating Partnership‡
6.875%, 05/01/2021	4,095	4,392
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,472
Nationstar Mortgage LLC
9.625%, 05/01/2019	915	1,029
7.875%, 10/01/2020	3,135	3,253
6.500%, 08/01/2018	2,150	2,188
6.500%, 07/01/2021	3,300	3,135
6.500%, 06/01/2022	3,015	2,842
Neuberger Berman Group LLC
5.875%, 03/15/2022 (A)	200	205
Norcraft
10.500%, 12/15/2015	975	1,004
Nuveen Investments (A)
9.500%, 10/15/2020	7,535	7,403
9.125%, 10/15/2017	3,170	3,146
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	715	736

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Onex USI Acquisition
7.750%, 01/15/2021 (A)	$4,105	$4,197
Ono Finance II
10.875%, 07/15/2019 (A)	780	846
Oxford Finance LLC
7.250%, 01/15/2018 (A)	1,150	1,218
PHH
7.375%, 09/01/2019	775	837
6.375%, 08/15/2021	2,730	2,747
PNC Preferred Funding Trust II
1.477%, 03/29/2049 (A) (D)	6,540	5,755
Realogy Group LLC (A)
7.875%, 02/15/2019	1,125	1,229
7.625%, 01/15/2020	520	581
RHP Hotel Properties‡
5.000%, 04/15/2021	1,436	1,407
Sabra Health Care‡
8.125%, 11/01/2018	2,955	3,199
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/2015	726	724
4.147%, 02/01/2014 (D)	145	144
Springleaf Finance
6.000%, 06/01/2020 (A)	915	901
USB Realty
1.391%, 12/29/2049 (A) (D)	6,400	5,608
Wilton Re Finance LLC
5.875%, 03/30/2033 (A) (D)	2,400	2,388
XL Capital
6.500%, 12/31/2049 (D)	2,615	2,563

		162,389

Health Care — 3.5%
Acadia Healthcare
12.875%, 11/01/2018	1,702	2,068
6.125%, 03/15/2021 (A)	1,100	1,136
Alere
6.500%, 06/15/2020	2,300	2,357
Amsurg
5.625%, 11/30/2020	3,075	3,198
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,125	3,690
CHS
8.000%, 11/15/2019	1,810	1,968
7.125%, 07/15/2020	2,900	3,001
DaVita HealthCare Partners
6.625%, 11/01/2020	1,585	1,696
6.375%, 11/01/2018	255	268
DJO Finance LLC
9.875%, 04/15/2018	3,980	4,293
8.750%, 03/15/2018	525	575
7.750%, 04/15/2018	3,295	3,344
HCA
7.500%, 02/15/2022	4,965	5,524

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 02/15/2020	$2,250	$2,483
5.875%, 03/15/2022	2,050	2,127
HCA Holdings
7.750%, 05/15/2021	2,600	2,844
6.250%, 02/15/2021	525	550
Health Management Associates
7.375%, 01/15/2020	4,885	5,471
HealthSouth
8.125%, 02/15/2020	555	611
7.750%, 09/15/2022	494	543
5.750%, 11/01/2024	265	263
Hologic
6.250%, 08/01/2020	2,985	3,149
Hospira
5.800%, 08/12/2023	155	163
5.200%, 08/12/2020	155	162
inVentiv Health (A)
11.000%, 08/15/2018	450	383
10.750%, 08/15/2018	610	517
Kindred Healthcare
8.250%, 06/01/2019	3,230	3,448
LifePoint Hospitals
5.500%, 12/01/2021 (A)	1,500	1,508
Radnet Management
10.375%, 04/01/2018	720	749
Tenet Healthcare
8.125%, 04/01/2022	5,375	5,832
8.000%, 08/01/2020	3,885	4,235
6.750%, 02/01/2020	325	336
6.000%, 10/01/2020 (A)	2,205	2,304
4.750%, 06/01/2020	1,430	1,401
WellCare Health Plans
5.750%, 11/15/2020	3,915	4,023

		76,220

Industrials — 7.0%
ACCO Brands
6.750%, 04/30/2020	1,360	1,355
Actuant
5.625%, 06/15/2022	4,000	4,040
ADT
6.250%, 10/15/2021 (A)	1,590	1,660
3.500%, 07/15/2022	145	127
Air Medical Group Holdings
9.250%, 11/01/2018	4,284	4,648
Aircastle
7.625%, 04/15/2020	885	1,000
6.750%, 04/15/2017	375	416
Alion Science & Technology PIK
12.000%, 11/01/2014	2,110	2,158
Alliant Techsystems
5.250%, 10/01/2021 (A)	400	402
Amsted Industries
8.125%, 03/15/2018 (A)	870	918

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	133

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anixter
5.625%, 05/01/2019	$395	$411
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,567	1,677
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,290	2,473
7.000%, 11/15/2020	1,495	1,499
Associated Materials LLC
9.125%, 11/01/2017	460	491
Atkore International
9.875%, 01/01/2018	818	880
BC Mountain LLC
7.000%, 02/01/2021 (A)	705	701
Belden
5.500%, 09/01/2022 (A)	910	892
Beverage Packaging Holdings Luxembourg II
5.625%, 12/15/2016 (A)	2,865	2,937
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	915	942
BOE Merger PIK
9.500%, 11/01/2017 (A)	1,783	1,890
Bombardier (A)
7.750%, 03/15/2020	350	398
6.125%, 01/15/2023	995	990
5.750%, 03/15/2022	875	871
Builders FirstSource
7.625%, 06/01/2021 (A)	1,593	1,653
Building Materials Corp of America (A)
6.875%, 08/15/2018	2,360	2,519
6.750%, 05/01/2021	700	754
BWAY Holding
10.000%, 06/15/2018	445	488
Case New Holland
7.875%, 12/01/2017	425	503
Cemex
7.250%, 01/15/2021 (A)	915	928
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	778	845
CEVA Group (A)
11.625%, 10/01/2016	2,735	2,875
8.375%, 12/01/2017	2,365	2,483
CHC Helicopter
9.375%, 06/01/2021	2,100	2,126
Clean Harbors
5.250%, 08/01/2020	3,265	3,355
CNH Capital LLC
6.250%, 11/01/2016	610	669
3.625%, 04/15/2018	215	217
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,550

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines, Pass- Through Trust, Ser 2007-1, Cl C
7.339%, 04/19/2014	$292	$296
CPG Merger Sub LLC
8.000%, 10/01/2021 (A)	2,485	2,584
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl B
7.125%, 10/15/2014	2,000	2,040
DigitalGlobe
5.250%, 02/01/2021 (A)	2,110	2,057
Esterline Technologies
7.000%, 08/01/2020	1,755	1,904
FGI Operating Company, LLC
7.875%, 05/01/2020	880	939
Florida East Coast Railway
8.125%, 02/01/2017	750	785
FTI Consulting
6.750%, 10/01/2020	500	534
GenCorp
7.125%, 03/15/2021	1,240	1,327
General Cable
5.750%, 10/01/2022 (A)	870	861
Gibraltar Industries
6.250%, 02/01/2021	874	900
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,326
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,215	1,264
Griffon
7.125%, 04/01/2018	160	171
H&E Equipment Services
7.000%, 09/01/2022	2,235	2,442
Huntington Ingalls Industries
6.875%, 03/15/2018	600	646
Interline Brands
7.500%, 11/15/2018	865	915
Interline Brands PIK
10.000%, 11/15/2018	310	339
Iron Mountain
7.750%, 10/01/2019	2,625	2,914
6.000%, 08/15/2023	790	806
Jack Cooper Finance
9.250%, 06/01/2020 (A)	215	231
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	565	607
Liberty Tire Recycling LLC
11.000%, 10/01/2016 (A)	2,310	2,316
Manitowoc
8.500%, 11/01/2020	1,180	1,333
Marquette Transportation LLC
10.875%, 01/15/2017	1,575	1,669

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Masonite International
8.250%, 04/15/2021 (A)	$1,415	$1,551
Meritor
10.625%, 03/15/2018	320	346
6.750%, 06/15/2021	1,105	1,111
Midwest Vanadium
11.500%, 02/15/2018 (A)	1,350	1,121
Milacron LLC
7.750%, 02/15/2021 (A)	1,490	1,565
Mobile Mini
7.875%, 12/01/2020	1,190	1,312
Mueller Water Products
8.750%, 09/01/2020	504	566
Navistar International
8.250%, 11/01/2021	1,320	1,356
Nielsen Finance LLC
4.500%, 10/01/2020	1,685	1,639
Nielsen Luxembourg SARL
5.500%, 10/01/2021 (A)	3,305	3,379
Nortek
8.500%, 04/15/2021	3,460	3,823
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Oshkosh
8.500%, 03/01/2020	1,765	1,946
Packaging Dynamics
8.750%, 02/01/2016 (A)	2,454	2,528
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,185	1,229
Polymer Group
7.750%, 02/01/2019	1,180	1,261
Polypore International
7.500%, 11/15/2017	535	567
Quality Distribution LLC
9.875%, 11/01/2018	4,293	4,754
Renaissance Acquisition
6.875%, 08/15/2021 (A)	355	356
RR Donnelley & Sons
7.000%, 02/15/2022	155	163
6.500%, 11/15/2023	38	38
Sensata Technologies
4.875%, 10/15/2023 (A)	1,000	948
Silver II Borrower
7.750%, 12/15/2020 (A)	1,680	1,772
Swift Services Holdings
10.000%, 11/15/2018	1,490	1,659
Syncreon Group
8.625%, 11/01/2021 (A)	1,500	1,556
Tekni-Plex
9.750%, 06/01/2019 (A)	329	375
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	1,062

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Terex
6.500%, 04/01/2020	$700	$744
6.000%, 05/15/2021	3,035	3,134
Tervita
8.000%, 11/15/2018 (A)	730	756
TRAC Intermodal LLC
11.000%, 08/15/2019	1,910	2,187
TransDigm
7.500%, 07/15/2021	1,385	1,489
5.500%, 10/15/2020	2,100	2,074
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (A)	5,335	5,442
Triumph Group
4.875%, 04/01/2021	590	571
UAL 1995, Pass-Through Trust A
9.020%, 04/19/2012 (B) (G)	407	106
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	550	558
USG
6.300%, 11/15/2016	1,975	2,123
Victor Technologies Group
9.000%, 12/15/2017	4,803	5,139
Watco LLC
6.375%, 04/01/2023 (A)	2,440	2,434
WESCO Distribution
5.375%, 12/15/2021 (A)	305	307
Wise Metals Group LLC
8.750%, 12/15/2018 (A)	660	678

		151,672

Information Technology — 5.5%
ACI Worldwide
6.375%, 08/15/2020 (A)	1,485	1,543
Activision Blizzard (A)
6.125%, 09/15/2023	605	634
5.625%, 09/15/2021	6,915	7,183
Advanced Micro Devices
7.500%, 08/15/2022	4,595	4,423
Amkor Technology
7.375%, 05/01/2018	270	286
6.625%, 06/01/2021	370	379
6.375%, 10/01/2022	2,235	2,257
Aspect Software
10.625%, 05/15/2017	4,155	4,248
Audatex North America (A)
6.125%, 11/01/2023	3,795	3,918
6.000%, 06/15/2021	4,275	4,467
Blackboard
7.750%, 11/15/2019 (A)	600	594
BMC Software Finance
8.125%, 07/15/2021 (A)	4,955	5,252
Brocade Communications Systems
4.625%, 01/15/2023 (A)	1,000	932

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	135

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDW LLC
8.500%, 04/01/2019	$1,955	$2,172
8.000%, 12/15/2018	1,961	2,145
Eagle Midco
9.000%, 06/15/2018 (A)	2,355	2,414
Epicor Software
8.625%, 05/01/2019	2,860	3,110
Equinix
4.875%, 04/01/2020	2,785	2,778
First Data
12.625%, 01/15/2021	1,807	2,119
11.750%, 08/15/2021 (A)	2,545	2,640
11.250%, 03/31/2016	131	133
11.250%, 01/15/2021 (A)	2,905	3,196
8.875%, 08/15/2020 (A)	1,200	1,333
8.250%, 01/15/2021 (A)	355	377
7.375%, 06/15/2019 (A)	635	679
6.750%, 11/01/2020 (A)	2,000	2,095
First Data PIK
8.750%, 01/15/2022 (A)	7,497	8,041
Freescale Semiconductor
10.750%, 08/01/2020	140	159
9.250%, 04/15/2018 (A)	349	376
6.000%, 01/15/2022 (A)	735	742
Healthcare Technology Intermediate
7.375%, 09/01/2018 (A)	1,730	1,778
IAC
4.875%, 11/30/2018 (A)	1,700	1,736
4.750%, 12/15/2022	1,555	1,438
iGATE
9.000%, 05/01/2016	3,424	3,659
IMS Health
6.000%, 11/01/2020 (A)	890	937
Infor US
11.500%, 07/15/2018	610	705
9.375%, 04/01/2019	4,860	5,480
j2 Global
8.000%, 08/01/2020	2,115	2,279
Magnachip Semiconductor
6.625%, 07/15/2021	815	827
MModal
10.750%, 08/15/2020 (A)	1,830	586
NCR
5.000%, 07/15/2022	1,900	1,848
NeuStar
4.500%, 01/15/2023	950	853
Nuance Communications
5.375%, 08/15/2020 (A)	2,350	2,215
NXP (A)
5.750%, 02/15/2021	3,000	3,124
5.750%, 03/15/2023	455	465
3.750%, 06/01/2018	550	554

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sensata Technologies
6.500%, 05/15/2019 (A)	$5,248	$5,654
SSI Investments II
11.125%, 06/01/2018	710	772
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,571	2,590
Stream Global Services
11.250%, 10/01/2014	1,420	1,427
SunEdison
7.750%, 04/01/2019	955	998
SunGard Data Systems
7.625%, 11/15/2020	250	272
7.375%, 11/15/2018	910	963
6.625%, 11/01/2019	895	934
VeriSign
4.625%, 05/01/2023	1,000	958
Viasystems
7.875%, 05/01/2019 (A)	3,825	4,160
WEX
4.750%, 02/01/2023 (A)	1,475	1,361

		119,198

Materials — 5.0%
AK Steel
8.750%, 12/01/2018	1,350	1,495
7.625%, 05/15/2020	795	751
APERAM
7.750%, 04/01/2018 (A)	1,230	1,270
ArcelorMittal
6.125%, 06/01/2018	2,720	2,955
6.000%, 03/01/2021	420	440
Ashland
4.750%, 08/15/2022	2,155	2,053
Ball
5.000%, 03/15/2022	1,550	1,531
Celanese US Holdings LLC
4.625%, 11/15/2022	4,285	4,114
Clearwater Paper
7.125%, 11/01/2018	175	188
Commercial Metals
4.875%, 05/15/2023	1,250	1,166
Cornerstone Chemical
9.375%, 03/15/2018 (A)	3,570	3,766
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,323
Essar Steel Algoma
9.375%, 03/15/2015 (A)	825	802
Ferro
7.875%, 08/15/2018	1,575	1,669
FMG Resources
6.875%, 02/01/2018 (A)	1,875	1,983
FMG Resources August 2006 PTY (A)
8.250%, 11/01/2019	1,495	1,671
6.875%, 04/01/2022	2,214	2,391

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Headwaters
7.625%, 04/01/2019	$1,435	$1,546
Hecla Mining
6.875%, 05/01/2021 (A)	2,670	2,590
Hexion US Finance
9.000%, 11/15/2020	1,260	1,243
8.875%, 02/01/2018	2,540	2,638
6.625%, 04/15/2020	1,305	1,329
Huntsman International LLC
8.625%, 03/15/2020	535	591
8.625%, 03/15/2021	670	750
4.875%, 11/15/2020	535	527
IAMGOLD
6.750%, 10/01/2020 (A)	4,335	3,847
Ineos Finance (A)
8.375%, 02/15/2019	1,320	1,467
7.500%, 05/01/2020	735	805
Ineos Group Holdings
6.125%, 08/15/2018 (A)	1,495	1,504
Inmet Mining
8.750%, 06/01/2020 (A)	1,425	1,550
JMC Steel Group
8.250%, 03/15/2018 (A)	1,730	1,721
KGHM International
7.750%, 06/15/2019 (A)	1,900	1,990
LSB Industries
7.750%, 08/01/2019 (A)	1,710	1,783
Mirabela Nickel
8.750%, 04/15/2018 (A) (B)	1,780	427
Momentive PIK
1.617%, 06/04/2017 (F) (G)	3,006	2,585
New (A)
7.000%, 04/15/2020	800	828
6.250%, 11/15/2022	2,540	2,496
Nexeo Solutions LLC
8.375%, 03/01/2018	874	874
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	1,510	1,283
Novelis
8.750%, 12/15/2020	830	930
8.375%, 12/15/2017	2,000	2,135
Perstorp Holding
8.750%, 05/15/2017 (A)	2,515	2,691
PolyOne
7.375%, 09/15/2020	625	693
Rain CII Carbon LLC (A)
8.250%, 01/15/2021	200	205
8.000%, 12/01/2018	390	404
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,699	1,122
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	435	425
Rockwood Specialties Group
4.625%, 10/15/2020	425	437

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ryerson
11.250%, 10/15/2018	$2,465	$2,588
9.000%, 10/15/2017	1,215	1,279
Sappi Papier Holding GmbH (A)
8.375%, 06/15/2019	1,470	1,602
7.750%, 07/15/2017	400	435
6.625%, 04/15/2021	200	196
Scotts Miracle-Gro
6.625%, 12/15/2020	400	430
Sealed Air (A)
8.375%, 09/15/2021	2,235	2,559
6.500%, 12/01/2020	370	401
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,446
SPCM
6.000%, 01/15/2022 (A)	1,955	2,043
St. Barbara
8.875%, 04/15/2018 (A)	875	726
Steel Dynamics
6.375%, 08/15/2022	745	810
6.125%, 08/15/2019	740	803
Taminco Global Chemical
9.750%, 03/31/2020 (A)	1,185	1,348
TPC Group
8.750%, 12/15/2020 (A)	6,490	6,855
US Coatings Acquisition
7.375%, 05/01/2021 (A)	1,165	1,235
Vulcan Materials
7.500%, 06/15/2021	320	361
7.000%, 06/15/2018	500	565
Walter Energy
9.875%, 12/15/2020	5,565	4,925
9.500%, 10/15/2019 (A)	1,400	1,463
8.500%, 04/15/2021	2,695	2,271

		107,325

Telecommunication Services — 8.7%
Affinion Group
11.500%, 10/15/2015	513	528
7.875%, 12/15/2018	1,110	1,021
Alcatel-Lucent USA (A)
8.875%, 01/01/2020	2,365	2,587
6.750%, 11/15/2020	1,685	1,700
Avaya
7.000%, 04/01/2019 (A)	1,620	1,576
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	1,029	877
Block Communications
7.250%, 02/01/2020 (A)	290	307
CenturyLink
6.750%, 12/01/2023	4,415	4,514
5.800%, 03/15/2022	2,420	2,390
5.625%, 04/01/2020	3,140	3,195

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	137

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (A)	$4,120	$4,254
Cincinnati Bell
8.750%, 03/15/2018	3,425	3,618
Clearwire Communications LLC (A)
12.000%, 12/01/2015	900	927
8.250%, 12/01/2040	1,559	1,783
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	659
Columbus International
11.500%, 11/20/2014 (A)	1,265	1,366
CommScope
8.250%, 01/15/2019 (A)	931	1,024
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,940	2,008
Crown Castle International
5.250%, 01/15/2023	940	928
CSC Holdings LLC
8.625%, 02/15/2019	2,890	3,410
DCP LLC
10.750%, 08/15/2015 (A)	3,000	3,105
Digicel Group (A)
8.250%, 09/01/2017	3,729	3,883
8.250%, 09/30/2020	1,611	1,684
DISH DBS
5.000%, 03/15/2023	1,925	1,834
Eileme 2
11.625%, 01/31/2020 (A)	655	788
Expo Event Transco
9.000%, 06/15/2021 (A)	2,150	2,177
GCI
8.625%, 11/15/2019	790	839
6.750%, 06/01/2021	610	586
GXS Worldwide
9.750%, 06/15/2015	4,125	4,280
Hughes Satellite Systems
7.625%, 06/15/2021	2,484	2,739
6.500%, 06/15/2019	740	794
Intelsat Jackson Holdings
7.500%, 04/01/2021	295	324
7.250%, 10/15/2020	3,250	3,551
6.625%, 12/15/2022	1,190	1,211
Intelsat Luxembourg (A)
8.125%, 06/01/2023	2,730	2,880
7.750%, 06/01/2021	3,345	3,504
inVentiv Health
9.000%, 01/15/2018 (A)	840	878
iPCS PIK
3.492%, 05/01/2014 (D)	16	16
Level 3 Communications
8.875%, 06/01/2019	1,205	1,321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Level 3 Financing
8.625%, 07/15/2020	$835	$935
8.125%, 07/01/2019	555	608
7.000%, 06/01/2020	1,485	1,572
6.125%, 01/15/2021 (A)	1,090	1,106
4.146%, 02/15/2015 (D)	1,500	1,501
Lucent Technologies
6.450%, 03/15/2029	560	484
Lynx I
5.375%, 04/15/2021 (A)	2,085	2,122
Lynx II
6.375%, 04/15/2023 (A)	1,750	1,807
McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021 (A)	400	444
MetroPCS Wireless
7.875%, 09/01/2018	65	70
6.625%, 04/01/2023 (A)	1,475	1,519
6.250%, 04/01/2021 (A)	1,865	1,940
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	440	447
Nara Cable Funding (A)
8.875%, 12/01/2018	1,326	1,409
8.875%, 12/01/2018	1,125	1,207
NII International Telecom SCA
7.875%, 08/15/2019 (A)	370	266
PAETEC Holding
9.875%, 12/01/2018	1,135	1,268
Quebecor Media
5.750%, 01/15/2023	900	873
RCN Telecom Services LLC
8.500%, 08/15/2020 (A)	820	830
Sable International Finance (A)
8.750%, 02/01/2020	80	90
7.750%, 02/15/2017	834	874
Satelites Mexicanos
9.500%, 05/15/2017	760	828
SBA Telecommunications
8.250%, 08/15/2019	441	476
5.750%, 07/15/2020	145	151
Sinclair Television Group
8.375%, 10/15/2018	320	349
Sitel LLC
11.000%, 08/01/2017 (A)	2,500	2,694
Softbank
4.500%, 04/15/2020 (A)	4,196	4,170
Sprint (A)
7.875%, 09/15/2023	11,580	12,680
7.250%, 09/15/2021	1,180	1,277
Sprint Capital
8.750%, 03/15/2032	5,830	6,267
6.900%, 05/01/2019	3,015	3,271

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sprint Nextel
9.000%, 11/15/2018 (A)	$2,245	$2,716
8.375%, 08/15/2017	330	383
6.000%, 11/15/2022	385	382
T-Mobile USA
6.731%, 04/28/2022	1,135	1,183
6.633%, 04/28/2021	575	602
6.500%, 01/15/2024	2,435	2,465
6.125%, 01/15/2022	1,995	2,032
tw telecom holdings
5.375%, 10/01/2022	1,635	1,629
5.375%, 10/01/2022 (A)	465	463
Unitymedia Hessen GmbH & KG (A)
7.500%, 03/15/2019	2,000	2,175
5.500%, 01/15/2023	4,585	4,470
Univision Communications (A)
8.500%, 05/15/2021	4,465	4,945
7.875%, 11/01/2020	2,750	3,059
5.125%, 05/15/2023	1,800	1,800
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,635
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,442
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,904	3,115
Videotron
5.000%, 07/15/2022	2,450	2,401
West
8.625%, 10/01/2018	3,045	3,315
Wind Acquisition Finance (A)
11.750%, 07/15/2017	760	808
7.250%, 02/15/2018	755	793
7.250%, 02/15/2018	3,315	3,481
6.500%, 04/30/2020	1,302	1,374
Windstream
7.750%, 10/01/2021	950	1,014
7.750%, 10/01/2021 (A)	1,160	1,238
7.500%, 06/01/2022	860	891
7.500%, 04/01/2023	1,215	1,244
6.375%, 08/01/2023	1,730	1,652
Zayo Group LLC
10.125%, 07/01/2020	2,040	2,356
8.125%, 01/01/2020	2,825	3,115

		187,779

Utilities — 2.2%
AES
8.000%, 06/01/2020	470	550
7.375%, 07/01/2021	1,520	1,718
4.875%, 05/15/2023	1,265	1,192
Calpine (A)
7.875%, 07/31/2020	1,663	1,821
7.500%, 02/15/2021	1,907	2,079
6.000%, 01/15/2022	1,758	1,806
5.875%, 01/15/2024	340	339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Elwood Energy LLC
8.159%, 07/05/2026	$722	$766
Enel
8.748%, 09/24/2073 (A) (D)	785	848
Energy Future Intermediate Holding LLC
10.000%, 12/01/2020 (A)	2,955	3,132
GenOn Americas Generation LLC
8.500%, 10/01/2021	1,149	1,252
GenOn Energy
9.875%, 10/15/2020	1,710	1,919
Homer City Generation
8.137%, 10/01/2019	2,665	2,752
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,933
NRG Energy
8.250%, 09/01/2020	340	378
7.875%, 05/15/2021	7,155	7,978
7.625%, 01/15/2018	470	536
6.625%, 03/15/2023	622	638
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,237
Sabine Pass LNG
7.500%, 11/30/2016 (A)	1,880	2,059
7.500%, 11/30/2016	10,385	11,735

		48,668

Total Corporate Obligations (Cost $1,560,931) ($ Thousands)		1,615,365

LOAN PARTICIPATIONS — 10.7%
Academy, Initial Term Loan
4.500%, 08/03/2018	22	22
Academy Sports, Initial Term Loan
4.500%, 08/03/2018	587	589
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	704	711
Air Medical Group Holdings, 1st Lien
7.625%, 05/31/2018	3,010	2,950
Akorn, Term Loan B, 1st Lien
0.000%, 11/13/2020 (H)	850	853
Albertson’s, Term Loan
4.750%, 05/21/2019	1,438	1,437
Alcatel-Lucent USA, Term Loan
5.750%, 01/30/2019	789	795
Alinta Ltd., Unfunded Term Loan
0.000%, 08/13/2018 (H)	167	—
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,553	2,551
Allegion US Holding, Term Loan B, 1st Lien
3.000%, 12/25/2020	480	480

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	139

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Rock Salt, Term Loan
8.500%, 03/20/2020	$2,000	$1,970
Applied Systems, Hybrid Term Loan, 2nd Lien
8.250%, 06/08/2017	980	986
Apria Healthcare Group, Term Loan
6.750%, 04/06/2020	1,746	1,749
Arctic Glacier Income, Term Loan
6.000%, 05/09/2019	495	494
Associated Partners, 1st Lien
6.674%, 12/21/2015	4,000	4,010
Astoria Generating, Cov-Lite, Term Loan
8.500%, 10/26/2017	241	247
Astoria Generating, Term Loan
8.500%, 10/26/2017	5,828	5,977
Asurion, LLC
4.500%, 05/24/2019	994	993
Avaya, Extended Term Loan B- 5
8.000%, 03/31/2018	744	740
Azure Midstream, Term Loan B, 1st Lien
6.500%, 11/12/2018	495	498
Bally Technologies, 1st Lien
0.000%, 08/21/2020 (H)	2,935	2,953
Berlin Packaging, 2nd Lien
8.750%, 03/28/2020	375	383
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/31/2020	1,550	1,579
Blue Coat Systems, Term Loan
4.500%, 02/15/2018	3,970	3,985
BMC Software
5.000%, 08/07/2020	721	725
Bowie Resources, 1st Lien
6.750%, 08/16/2020	2,255	2,266
Carestream Health, Cov-Lite, 1st Lien
5.000%, 06/05/2019	2,271	2,295
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	2,210	2,224
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	450	455
Cengage Learning Acquisitions, Extended Term Loan, Tranche B
7.750%, 07/05/2017 (B)	189	142
Centaur, 1st Lien
5.250%, 02/19/2019	761	769
Ceridian, Extended Term Loan
4.416%, 05/09/2017	2,419	2,429
CityCenter Holdings, LLC, Cov- Lite, Term Loan B, 1st Lien
5.000%, 10/09/2020	1,790	1,810

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CKX, Term Loan B
9.000%, 06/21/2017	$476	$429
Clear Channel Communication, 1st Lien
3.818%, 01/29/2016	3,106	2,989
Clear Channel Communications, Extended 1st Lien
6.918%, 01/22/2019	3,879	3,656
Cleveland Unlimited, Incremental Term Loan A
15.000%, 01/25/2016	228	228
Cleveland Unlimited, Term Loan
15.000%, 07/25/2016	556	556
Cleveland Unlimited, Term Loan A, PIK
15.000%, 01/25/2016 (G)	186	186
Cleveland Unlimited, Term Loan B
15.000%, 01/25/2016	92	92
Cleveland Unlimted, Term Loan B
15.000%, 07/25/2016 (G)	185	185
Cleveland Unlimited, Term Loan C, PIK
15.000%, 07/25/2016 (G)	91	91
Community Health System, Secured Bridge Loan
0.000%, 07/30/2014 (H)	835	835
Community Health System, Unsecured Bridge Loan
0.000%, 07/30/2014 (H)	900	900
Community Health Systems, Bridge Term Loan
0.000%, 07/30/2014 (H)	2,500	—
Compass Investors, Term Loan, 1st Lien
5.000%, 12/14/2019	740	742
Cooper Gay Swett & Crawford, 2nd Lien
8.250%, 10/16/2020	400	392
Crestwood Holdings, 1st Lien
7.000%, 06/19/2019	1,492	1,535
CSM Bakery Supplies, Cov- Lite, 1st Lien
4.750%, 07/03/2020	1,466	1,470
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	955
DAE Aviation Holdings, Term Loan B1
6.250%, 11/02/2018	1,703	1,711
Darlin International, Unsecured Bride Loan
0.000%, 04/01/2014 (H)	2,300	—
Darling International
0.000%, 10/05/2014 (H)	1,470	1,470
Deltek Systems, 2nd Lien
10.000%, 10/10/2019	650	657

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dex Media West, Term Loan
8.000%, 12/30/2016	$2,083	$1,606
Digital Insight, 1st Lien
4.750%, 08/01/2019	1,100	1,108
Digital Insight, 2nd Lien
8.750%, 08/01/2019	620	622
Doncasters PLC, 2nd Lien
9.500%, 10/09/2020	350	350
Endurance International, 1st Lien
6.250%, 11/06/2019	200	202
5.000%, 11/09/2019	1,500	1,508
Essential Power, Term Loan
4.250%, 08/08/2019	4,458	4,464
Exopack, LLC, Cov-Lite, Term Loan B, 1st Lien
5.250%, 04/24/2019	905	918
Expert Global, Term Loan
8.500%, 04/02/2018	2,919	2,959
Fender Musical Instruments, 1st Lien
5.750%, 04/03/2019	240	243
First Advantage, 2nd Lien
10.500%, 02/13/2019	700	693
First Advantage, Cov-Lite, Term Loan
6.250%, 02/13/2019	498	497
Foresight Energy, Cov-Lite, 1st Lien
5.500%, 08/21/2020	1,400	1,407
Fortescue Metals Group, Ltd., 1st Lien
4.250%, 06/30/2019	2,624	2,646
Gardner Denver, 1st Lien
4.250%, 07/30/2020	800	796
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	800	808
Gentiva Health Services, Term Loan B, 1st Lien
6.500%, 10/16/2019	1,555	1,536
Getty Images, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/03/2019	1,004	926
Global Aviation Holdings, Term Loan (B)
10.000%, 07/13/2017	1,937	—
3.000%, 02/13/2018	627	—
GoGo, Term Loan
11.250%, 06/21/2017	1,132	1,222
Graton Economic Development Authority, Term Loan
9.000%, 08/22/2018	3,175	3,323
Gray Television, Term Loan B
4.750%, 10/12/2019	1,061	1,065

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/02/2020	$1,000	$995
Guitar Center, Term Loan
6.370%, 04/09/2017	3,064	2,956
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	365	354
5.000%, 02/23/2018	10	9
Harrah’s Entertainment, Term Loan B6
5.488%, 01/28/2018	936	889
Herff Jones Company of Indiana, 1st Lien
5.500%, 06/24/2019	1,257	1,265
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
4.000%, 09/23/2020	3,658	3,668
Hostess Brands, Term Loan
6.750%, 03/12/2020	1,086	1,118
6.750%, 04/09/2020	94	97
HUB International, Ltd., Term Loan B, 1st Lien
4.750%, 09/17/2020	2,000	2,019
Hudson’s Bay, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/07/2020	390	395
Hudson’s Bay, Term Loan, 1st Lien
4.750%, 10/07/2020	210	213
Hudson’s Bay, Term Loan, 2nd Lien
8.250%, 10/08/2021	695	714
Ineos Holdings Limited, Cov-Lite
4.000%, 05/04/2018	1,480	1,483
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	760	779
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,502	1,517
Intrawest ULC, 1st Lien
7.000%, 12/03/2017	3,077	3,108
0.000%, 11/26/2020 (H)	2,100	2,103
ION Trading Technologies, Cov-Lite, 2nd Lien
8.250%, 05/22/2021	2,330	2,351
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/22/2018	1,097	1,072
KIK Custom Products, Term Loan, 1st Lien
5.500%, 04/29/2019	225	221
KIK Custom Products, Term Loan, 2nd Lien
9.500%, 10/29/2019	115	115
Knight Capital Group, 1st Lien
5.750%, 12/05/2017	219	220

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	141

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landesk Software, 1st Lien
5.250%, 08/09/2019	$898	$901
Lawson Software, Term Loan B
5.250%, 04/05/2018	509	512
Learning Care Group, Term Loan
6.000%, 05/08/2019	349	350
Light Tower Fiber, LLC
8.000%, 04/12/2021	365	365
Lions Gate Entertainment, 2nd Lien
5.000%, 07/19/2020	2,450	2,453
Lone Star, Hybrid Term Loan
11.000%, 09/02/2019	1,540	1,596
Marina District Finance Company, 1st Lien
0.000%, 08/15/2018 (H)	1,530	1,532
Mashantucket Pequot Tribe, Term Loan, 1st Lien
9.375%, 06/30/2020	3,944	3,707
Medical Card, Term Loan
12.000%, 09/17/2015	1,812	1,735
3.000%, 09/17/2015	30	29
Medquist, Term Loan B
7.750%, 08/17/2019	4,938	4,180
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	633	601
Metroflag, 2nd Lien, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Misys, 1st Lien
5.000%, 12/12/2018	992	997
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,775
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
0.000%, 11/19/2019 (H)	1,440	1,458
Moxie Liberty, 1st Lien
7.500%, 08/21/2020	1,605	1,625
Nana Development, 1st Lien
8.000%, 03/13/2018	450	455
National Financial Partners, 1st Lien
5.250%, 06/19/2020	1,997	2,019
Navistar International, Term Loan
5.750%, 08/17/2017	2,170	2,203
Neiman Marcus Group, Term Loan, 1st Lien
5.000%, 10/25/2020	4,215	4,240
Nelson Education, Term Loan B-1
2.748%, 07/04/2014	1,399	1,044
NewPage, Term Loan
7.750%, 12/21/2018	2,283	2,328
Nextech Systems, LLC
6.000%, 11/13/2018	1,200	1,178
Nuveen Investments, Term Loan B
6.500%, 02/28/2019	1,865	1,824

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Obsidian Natural Gas Trust, Term Loan
7.000%, 11/02/2015	$1,032	$1,032
Ocean RIC ASA, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 02/02/2021	740	754
Ocean Rig, Cov-Lite, 1st Lien
5.500%, 09/02/2016	1,411	1,428
Ocwen Financial, Term Loan
5.000%, 02/15/2018	419	424
One Call Medical, Term Loan, 1st Lien
0.000%, 11/20/2020 (H)	800	794
One Call Medical, Term Loan, 2nd Lien
0.000%, 11/21/2021 (H)	1,347	1,350
Otter Products, Term Loan B, 1st Lien
5.250%, 04/29/2019	295	295
Pacific Drilling, 1st Lien
4.500%, 06/03/2018	2,244	2,263
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	1,585	1,625
Panolam Industries International, Term Loan
7.250%, 08/23/2017	840	804
Performance Food Group, Cov-Lite, 2nd Lien
6.250%, 11/14/2019	499	497
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/10/2017	4,345	4,294
Polymer Group
0.000%, 02/01/2019 (H)	1,470	1,470
Quikrete Holdings, Cov-Lite, Term Loan, 2nd Lien
7.000%, 03/26/2021	150	154
Ranpak, 2nd Lien
8.500%, 04/23/2020	608	623
Rice Drilling B, Term Loan, 2nd Lien
8.500%, 10/25/2018	1,984	2,018
Rite Aid, 2nd Lien
5.750%, 08/21/2020	785	804
4.875%, 06/11/2021	1,250	1,269
Sabre Holdings, Term Loan
5.250%, 02/15/2019	3,381	3,401
Samson Investment Company, Term Loan, 2nd Lien
6.000%, 09/19/2018	740	742
Sirva Worldwide, Term Loan
7.500%, 03/22/2019	562	572
7.500%, 03/27/2019	1,129	1,149
Smart & Final, Cov-Lite, 2nd Lien
10.500%, 11/15/2020	1,181	1,195
Standard Aero, Term Loan B2
6.250%, 11/02/2018	772	776

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State Class Tankers, Cov-Lite, 1st Lien
6.750%, 06/19/2020	$1,035	$1,043
Steinway Musical Instruments, Term Loan, 1st Lien
4.750%, 09/13/2019	265	268
Steinway Musical Instruments, Term Loan, 2nd Lien
9.250%, 09/18/2020	485	496
Sumtotal Systems, Cov-Lite, Term Loan
6.250%, 11/16/2018	935	920
Sumtotal Systems, Term Loan
6.250%, 10/25/2019	3	3
SUPERVALU, Cov-Lite, 1st Lien
5.000%, 03/21/2019	3,339	3,352
Targus Group, Term Loan B
12.000%, 05/24/2016	473	402
Texas Competitive, Extended Term Loan
4.739%, 10/10/2017	882	610
4.668%, 10/10/2017	1,803	1,247
Texas Competitive, Non-extended Term Loan
3.739%, 10/10/2014	3,578	2,571
3.668%, 10/10/2014	7,094	5,099
The Active Network, Term Loan, 1st Lien
5.500%, 11/06/2020	350	350
The Pantry, Term Loan B
4.750%, 08/03/2019	1,016	1,025
The Telx Group, Term Loan B
6.250%, 09/25/2017	1,103	1,108
Toys R Us, Term Loan
6.000%, 08/21/2019	1,985	1,925
Transtar Industries, 2nd Lien
9.750%, 10/09/2019	810	802
Travelport, 2nd Lien
9.500%, 01/31/2016	1,838	1,901
Travelport, Term Loan
6.250%, 06/21/2019	1,200	1,225
Tribune, Term Loan B, 1st Lien
0.000%, 11/20/2020 (H)	3,570	3,553
True Religion Apparel, Term Loan
5.875%, 07/30/2019	1,550	1,482
TSAM, LLC, 1st Lien
8.250%, 09/12/2019	900	891
Univision Communications, Cov-Lite, 1st Lien
4.500%, 02/28/2020	527	529
US Shipping, 1st Lien
9.000%, 04/30/2018	998	1,022
Vertafore, Term Loan
9.750%, 10/29/2017	780	792

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wall Street Systems, Cov-Lite, 2nd Lien
9.250%, 10/25/2020	$2,150	$2,166
Walter Investment Management Company, Term Loan
5.750%, 11/28/2017	2,389	2,405

Total Loan Participations (Cost $232,681) ($ Thousands)		231,733

COLLATERALIZED DEBT OBLIGATIONS — 9.3%

Other Asset-Backed Securities — 9.3%
Battalion CLO
0.000%‡‡‡	1,560	1,381
Battalion CLO III, Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (A)	2,697	2,488
Battalion CLO V Warehouse Note
0.000%‡‡‡	1,083	1,083
Benefit Street Partners CLO III
0.000%‡‡‡	2,636	2,604
Claris III
0.542%, 08/04/2021	8,252	7,674
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	7,644	7,098
Figueroa CLO, Ser 2013-2
0.000%‡‡‡	3,070	3,070
Grayson CLO, Ser 2006-1A, Cl B
0.942%, 11/01/2021 (A) (D)	6,599	5,708
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)	2,877	2,647
Great Lakes CLO, Ser 2012-1A, Cl E
5.743%, 01/15/2023 (A) (D)	3,292	3,078
ICE EM CLO, Ser 2007-1A, Cl A2
0.996%, 08/15/2022 (A) (D)	7,528	6,907
ICE EM CLO, Ser 2007-1A, Cl A3
1.246%, 08/15/2022 (A) (D)	2,736	2,462
KKR CLO Trust, Ser 2012-1A, Cl C
4.754%, 12/15/2024 (A) (D)	3,366	3,379
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/2025 (A)	2,956	2,660
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (A)	2,886	1,818
Neuberger Berman CLO XVI Warehouse Note
0.000%‡‡‡	1,500	1,500
Neuberger Berman CLO, Ser 2012-12A, Cl SUB
0.000%, 07/25/2023 (A)	3,984	3,048
Neuberger Berman CLO, Ser 2013-14A
0.000%, 04/28/2025 (A)	3,194	2,779

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	143

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Newstar Trust, Ser 2007-1A, Cl A1
0.501%, 09/30/2022 (A) (D)	$8,711	$8,450
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.742%, 07/20/2022 (A) (D)	3,047	3,047
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)	2,940	2,720
Red River CLO, Ser 2006-1A, Cl C
0.962%, 07/27/2018 (A) (D)	7,544	6,903
Red River CLO, Ser 2006-1A, Cl D
1.892%, 07/27/2018 (A) (D)	2,441	2,124
Rockwall CDO II, Ser 2007-1A, Cl A1LA
0.492%, 08/01/2024 (A) (D)	87,470	79,598
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.542%, 08/01/2021 (A) (D)	2,302	2,232
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.742%, 08/01/2021 (A) (D)	23,922	22,247
Valhalla CLO, Ser 2004-1A, Cl A2
1.042%, 08/01/2016 (A) (D)	4,204	4,015
Venture CLO XVI Warehouse Note
0.000%‡‡‡	2,600	2,600
Venture X CLO, Ser 2013-12A, Cl SUB
0.000%, 02/28/2024 (A)	3,067	2,806
Venture XIV CLO (A)
0.000%‡‡‡	2,927	2,722
0.000%‡‡‡	113	1

Total Collateralized Debt Obligations (Cost $180,881) ($ Thousands)		200,849

PREFERRED STOCK — 1.4%
Ally Financial, 7.000%* (A) (D)	18,815	13,410
Aspen Insurance Holdings,
5.950%* (D)	92,000	2,191
Ceva Holdings, 0.000%*	1,214	1,214
Chesapeake Energy,
5.750%* (A)	1,388	1,591
Citigroup, 6.880%* (D)	181,150	4,541
Dana Holdings, 4.000%* (A)	5,754	980
GMAC Capital Trust I,
8.130%* (D)	28,000	752
Intelsat, 5.750%*	13,350	765
Regions Financial, 6.380%*	149,200	3,323
SandRidge Energy, 7.000%*	9,200	866

Total Preferred Stock (Cost $27,014) ($ Thousands)		29,633

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%
California State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/2047	$2,200	$1,677
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/2034	4,345	3,154
Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/2041	9,775	7,026

Total Municipal Bonds (Cost $11,007) ($ Thousands)		11,857

CONVERTIBLE BONDS — 0.2%
Equinix CV to 11.8599
4.750%, 06/15/2016	303	605
Liberty Media CV to 16.7764
4.000%, 11/15/2029	2,113	1,320
3.750%, 02/15/2030	4,207	2,566
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	—

Total Convertible Bonds (Cost $4,427) ($ Thousands)		4,491

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings*	1,334	15
Ceva Holdings*	561	547
Core-Mark Holding	691	51
Dana Holdings	70,421	1,428
Delta Air Lines	2,073	60
Global Aviation Holdings, Cl A*	101,199	—
HMH Holdings Delaware* (G)	81,834	1,421
LyondellBasell Industries, Cl A	25	2
Neenah Enterprises*	21,556	140
United Continental Holdings*	21	1
VSS AHC, Cl A* (E) (F) (G)	29,628	179

Total Common Stock (Cost $4,790) ($ Thousands)		3,844

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.718%, 03/15/2019 (D)	1,588	671

Total Asset-Backed Security (Cost $1,125) ($ Thousands)		671

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
B&G Foods, Expires 03/15/2017*	2,025	$—
CUI Acquisition*‡‡ (F) (G)	46,959	475
CUI Acquisition, Cl J*‡‡	1	89
Medical Card Systems*‡‡	20,372	—

Total Warrants (Cost $3,901) ($ Thousands)		564

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	48,557,198	$48,557

Total Cash Equivalent (Cost $48,557) ($ Thousands)		48,557

Total Investments — 99.4% (Cost $2,075,314) ($ Thousands)		$2,147,564

A list of the open OTC swap agreements held by the Fund at November 30, 2013 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.21 Index	BUY	5.00	12/20/2018	$17,920	$(475)

For the period ended November 30, 2013, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,159,959 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

‡‡‡	Maturity date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2013. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2013. The date reported on the Schedule of Investments is the next reset date.

(E)	Securities considered restricted. The total value of such securities as of November 30, 2013 was $180 ($ Thousands) and represented 0.01% of Net Assets.

(F)	Securities considered illiquid. The total value of such securities as of November 30, 2013 was $3,240 ($ Thousands) and represented 0.15% of Net Assets.

(G)	Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2013 was $5,229 ($ Thousands) and represented 0.24% of Net Assets.

(H)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

Ltd. — Limited

LLC — Limited Liability Company

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,605,840	$9,525	$1,615,365
Loan Participations	—	212,884	18,849	231,733
Collateralized Debt Obligations	—	—	200,849	200,849
Preferred Stock	1,866	26,553	1,214	29,633
Municipal Bonds	—	11,857	—	11,857
Convertible Bonds	—	4,491	—	4,491
Common Stock	1,557	1,421	866	3,844
Asset-Backed Security	—	671	—	671
Warrants	—	—	564	564
Cash Equivalent	48,557	—	—	48,557

Total Investments in Securities	$51,980	$1,863,717	$231,867	$2,147,564

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	$—	$(475)	$—	$(475)

(1)	Of the $231,867 ($ Thousands) in Level 3 securities as of November 30, 2013, $5,229 or 0.24% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Swaps are valued at the unrealized depreciation on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	145

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

November 30, 2013

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Auction Rate Preferred Securities	Investments in Common Stock	Investments in Warrants
Beginning balance as June 1, 2013	$5,048	$9,968	$212,254	$—	$510	$1,878
Accrued discounts/premiums	22	8	1,535	—	—	—
Realized gain/(loss)	2	65	6,550	—	—	—
Change in unrealized appreciation/ (depreciation)	81	(38)	(2,595)	121	(107)	(1,314)
Purchases	10,717	6,187	18,869	1,093	463	—
Sales	(7,627)	(2,957)	(35,764)	—	—	—
Net transfer into Level 3	3,850	9,005	—	—	—	—
Net transfer out of Level 3	(2,568)	(3,389)	—	—	—	—

Ending balance as of November 30, 2013	$9,525	$18,849	$200,849	$1,214	$866	$564

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$129	$(1,581)	$(1,132)	$121	$(107)	$(1,314)

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 52.5%

Consumer Discretionary — 5.7%
21st Century Fox America
8.450%, 08/01/2034	$160	$208
8.150%, 10/17/2036	1,735	2,218
7.850%, 03/01/2039	3,900	4,945
7.750%, 01/20/2024	125	149
7.625%, 11/30/2028	2,411	3,058
7.430%, 10/01/2026	200	245
6.900%, 08/15/2039	4,250	5,009
6.750%, 01/09/2038	1,250	1,410
6.550%, 03/15/2033	1,870	2,118
6.400%, 12/15/2035	875	982
6.150%, 02/15/2041	3,650	4,036
5.400%, 10/01/2043 (A)	3,425	3,459
Advance Auto Parts
4.500%, 12/01/2023	1,015	1,014
AutoZone
3.125%, 07/15/2023	1,860	1,718
Comcast
6.950%, 08/15/2037	2,620	3,205
6.500%, 01/15/2017	100	116
6.450%, 03/15/2037	6,200	7,172
6.400%, 05/15/2038	7,443	8,566
5.900%, 03/15/2016	100	111
5.700%, 07/01/2019	100	117
4.650%, 07/15/2042	1,820	1,674
4.250%, 01/15/2033	4,895	4,530
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,329
COX Communications
7.625%, 06/15/2025	300	344
6.950%, 06/01/2038 (A)	3,183	3,353
4.700%, 12/15/2042 (A)	4,400	3,691
CVS Caremark
6.250%, 06/01/2027	1,690	1,992
6.125%, 09/15/2039	3,855	4,381
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,096	7,804

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DIRECTV Holdings
6.000%, 08/15/2040	$5,705	$5,548
5.150%, 03/15/2042	1,675	1,478
Discovery Communications
4.950%, 05/15/2042	250	233
4.875%, 04/01/2043	3,775	3,520
Ford Motor
7.450%, 07/16/2031	2,908	3,549
7.400%, 11/01/2046	2,015	2,447
4.750%, 01/15/2043	745	666
Home Depot
4.875%, 02/15/2044	1,415	1,438
4.200%, 04/01/2043	1,035	944
Lowe’s
6.875%, 02/15/2028	100	124
5.125%, 11/15/2041	5,495	5,671
McDonald’s MTN
6.300%, 03/01/2038	4,475	5,480
4.875%, 07/15/2040	940	970
3.700%, 02/15/2042	490	419
NBC Universal Media
5.950%, 04/01/2041	2,075	2,258
Target
6.650%, 08/01/2028	460	552
4.000%, 07/01/2042	3,165	2,764
TCI Communications
7.875%, 02/15/2026	3,040	3,994
Thomson Reuters
4.300%, 11/23/2023	1,545	1,549
Time Warner
7.700%, 05/01/2032	4,572	5,781
7.625%, 04/15/2031	10,735	13,373
6.250%, 03/29/2041	5,400	5,926
Time Warner Cable
8.250%, 04/01/2019	3,450	4,050
6.750%, 06/15/2039	3,830	3,562
5.500%, 09/01/2041	2,475	2,007
Time Warner Entertainment
8.375%, 07/15/2033	3,880	4,220
Viacom
5.850%, 09/01/2043	4,715	4,909
4.375%, 03/15/2043	6,628	5,513
Wal-Mart Stores
7.550%, 02/15/2030	860	1,152
6.200%, 04/15/2038	2,650	3,166
5.625%, 04/01/2040	5,940	6,704
5.625%, 04/15/2041	4,245	4,795
5.250%, 09/01/2035	50	54
5.000%, 10/25/2040	2,440	2,527
4.750%, 10/02/2043	12,570	12,605
4.000%, 04/11/2043	960	852
Yum! Brands
6.875%, 11/15/2037	462	531

		204,285

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	147

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 3.4%
Ahold Finance USA
6.875%, 05/01/2029	$915	$1,083
Altria Group
5.375%, 01/31/2044	4,360	4,335
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	4,800	4,303
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	2,490	3,587
6.375%, 01/15/2040	2,075	2,547
3.750%, 07/15/2042	9,354	8,040
2.500%, 07/15/2022	2,775	2,566
Archer-Daniels-Midland
7.000%, 02/01/2031	25	30
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	900	855
Bestfoods
7.250%, 12/15/2026	170	224
Bowdoin College
4.693%, 07/01/2112	11,563	9,369
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,271
ConAgra Foods
6.625%, 08/15/2039	1,415	1,630
4.650%, 01/25/2043	945	859
3.200%, 01/25/2023	2,025	1,893
Diageo Capital
2.625%, 04/29/2023	2,940	2,699
Diageo Investment
4.250%, 05/11/2042	430	396
General Mills
5.400%, 06/15/2040	815	876
Heineken
2.750%, 04/01/2023 (A)	6,120	5,574
Kellogg
3.125%, 05/17/2022	1,830	1,766
Kraft Foods Group
6.875%, 01/26/2039	865	1,044
5.000%, 06/04/2042	4,045	3,954
Kroger
5.000%, 04/15/2042	950	899
Lorillard Tobacco
7.000%, 08/04/2041	2,235	2,425
Massachusetts Institute of Technology
5.600%, 07/01/2111	1,874	2,173
Mondelez International
7.000%, 08/11/2037	1,305	1,580
6.875%, 02/01/2038	5,090	6,087
6.500%, 02/09/2040	6,060	7,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northwestern University
4.643%, 12/01/2044	$4,410	$4,481
Pepsi Bottling Group
7.000%, 03/01/2029	365	462
PepsiCo
4.000%, 03/05/2042	2,000	1,750
3.600%, 08/13/2042	1,965	1,615
Pernod Ricard
5.500%, 01/15/2042 (A)	880	905
4.450%, 01/15/2022 (A)	350	359
Philip Morris International
6.375%, 05/16/2038	360	428
4.500%, 03/20/2042	4,985	4,716
4.125%, 03/04/2043	2,090	1,854
3.875%, 08/21/2042	2,575	2,170
President and Fellows of Harvard College
5.625%, 10/01/2038	3,149	3,643
3.619%, 10/01/2037	2,000	1,726
Reckitt Benckiser Treasury Services
3.625%, 09/21/2023 (A)	1,775	1,773
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	8,925
Tufts University
5.017%, 04/15/2112	3,776	3,470
Unilever Capital
5.900%, 11/15/2032	975	1,200
University of Southern California
5.250%, 10/01/2111	1,765	1,912

		122,554

Energy — 8.1%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,436	2,514
Anadarko Finance
7.500%, 05/01/2031	3,055	3,820
Anadarko Holding
7.150%, 05/15/2028	2,990	3,580
Anadarko Petroleum
6.450%, 09/15/2036	590	684
Apache
5.250%, 02/01/2042	310	318
4.750%, 04/15/2043	5,165	5,075
4.250%, 01/15/2044	5,640	5,097
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	4,643
Burlington Resources Finance
7.200%, 08/15/2031	25	32
Canadian Natural Resources
6.250%, 03/15/2038	3,850	4,322
5.850%, 02/01/2035	150	159

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cenovus Energy
6.750%, 11/15/2039	$2,255	$2,687
5.200%, 09/15/2043	930	931
3.800%, 09/15/2023	250	247
CNOOC Curtis Funding No. 1 Pty
4.500%, 10/03/2023 (A)	1,000	1,011
CNOOC Finance
3.875%, 05/02/2022 (A)	2,550	2,515
3.000%, 05/09/2023	2,025	1,846
Conoco Funding
7.250%, 10/15/2031	645	846
6.950%, 04/15/2029	1,760	2,259
ConocoPhillips
6.500%, 02/01/2039	5,400	6,786
5.900%, 05/15/2038	4,623	5,408
Devon Energy
7.950%, 04/15/2032	285	371
5.600%, 07/15/2041	2,160	2,245
4.750%, 05/15/2042	1,510	1,392
Diamond Offshore Drilling
4.875%, 11/01/2043	3,500	3,431
El Paso Natural Gas
8.375%, 06/15/2032	465	605
7.500%, 11/15/2026	2,675	3,353
Encana
6.500%, 02/01/2038	3,795	4,227
Energy Transfer Partners
8.250%, 11/15/2029 (A)	1,825	2,201
6.500%, 02/01/2042	3,000	3,247
5.950%, 10/01/2043	6,020	6,161
Eni
5.700%, 10/01/2040 (A)	3,430	3,267
Enterprise Products Operating
6.650%, 10/15/2034	2,380	2,795
6.125%, 10/15/2039	385	424
5.700%, 02/15/2042	7,727	8,104
4.850%, 03/15/2044	2,000	1,881
4.450%, 02/15/2043	1,935	1,710
Gazprom OAO Via Gaz Capital
4.950%, 02/06/2028 (A)	2,675	2,327
Gulf South Pipeline
4.000%, 06/15/2022	2,650	2,633
Halliburton
7.600%, 08/15/2096 (A)	695	947
Hess
5.600%, 02/15/2041	1,960	2,055
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	8,166
3.950%, 09/01/2022	2,560	2,528
LASMO
7.300%, 11/15/2027	1,510	1,901

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marathon Oil
6.600%, 10/01/2037	$3,820	$4,577
Marathon Petroleum
6.500%, 03/01/2041	3,020	3,411
Motiva Enterprises
6.850%, 01/15/2040 (A)	8,535	10,588
Nexen
7.400%, 05/01/2028	2,390	2,974
Nexen Energy ULC
7.500%, 07/30/2039	2,760	3,517
6.400%, 05/15/2037	1,925	2,204
Noble Energy
5.250%, 11/15/2043	5,205	5,203
4.150%, 12/15/2021	770	800
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	888
Petrobras Global Finance
5.625%, 05/20/2043	6,255	5,167
4.375%, 05/20/2023	2,470	2,245
Petrobras International Finance
6.875%, 01/20/2040	5,360	5,203
6.750%, 01/27/2041	1,770	1,683
5.875%, 03/01/2018	600	649
Petro-Canada
7.875%, 06/15/2026	35	46
6.800%, 05/15/2038	1,000	1,202
5.950%, 05/15/2035	760	829
Petroleos Mexicanos
6.500%, 06/02/2041	3,350	3,388
5.500%, 06/27/2044	3,780	3,348
Phillips 66
5.875%, 05/01/2042	5,450	5,931
Plains All American Pipeline
3.850%, 10/15/2023	4,397	4,315
Pride International
7.875%, 08/15/2040	574	783
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)	2,000	1,830
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,500	2,656
Schlumberger Investment
3.650%, 12/01/2023	1,575	1,581
Shell International Finance
6.375%, 12/15/2038	4,118	5,073
Shell International Finance BV
4.550%, 08/12/2043	8,690	8,493
3.400%, 08/12/2023	2,225	2,189
Sinopec Capital 2013
3.125%, 04/24/2023 (A)	1,875	1,709
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	975	964

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	149

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Natural Gas
8.000%, 03/01/2032	$1,039	$1,334
7.350%, 02/15/2031	1,223	1,478
Spectra Energy Capital
6.750%, 02/15/2032	3,450	3,658
3.300%, 03/15/2023	6,180	5,561
Spectra Energy Partners
5.950%, 09/25/2043	2,080	2,212
Statoil
6.800%, 01/15/2028	400	498
6.500%, 12/01/2028 (A)	1,050	1,290
5.100%, 08/17/2040	485	504
4.800%, 11/08/2043	5,099	5,121
3.950%, 05/15/2043	2,535	2,229
3.700%, 03/01/2024	2,775	2,777
2.450%, 01/17/2023	2,375	2,175
Suncor Energy
6.850%, 06/01/2039	1,590	1,924
6.500%, 06/15/2038	1,975	2,310
Tennessee Gas Pipeline
8.375%, 06/15/2032	4,255	5,599
7.000%, 10/15/2028	6,977	8,435
Texas Eastern Transmission
7.000%, 07/15/2032	2,365	2,817
Total Capital International
3.700%, 01/15/2024	3,565	3,562
TransCanada PipeLines
7.625%, 01/15/2039	4,215	5,587
7.250%, 08/15/2038	1,670	2,123
6.100%, 06/01/2040	1,395	1,583
Transcontinental Gas PipeLine
7.250%, 12/01/2026	1,660	2,113
5.400%, 08/15/2041	1,545	1,583
4.450%, 08/01/2042	1,130	1,010
Valero Energy
10.500%, 03/15/2039	3,740	5,557
Weatherford International
5.950%, 04/15/2042	2,065	2,050
Williams
8.750%, 03/15/2032	472	581
7.875%, 09/01/2021	545	645
7.750%, 06/15/2031	1,150	1,297
Williams Partners
4.500%, 11/15/2023	650	651

		292,461

Financials — 13.2%
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,409
Aflac
6.900%, 12/17/2039	2,900	3,588
6.450%, 08/15/2040	2,510	2,992

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	$4,417	$5,437
American Express
4.050%, 12/03/2042	4,919	4,329
American International Group
4.875%, 06/01/2022	1,760	1,907
Ameriprise Financial
4.000%, 10/15/2023	4,005	4,050
Assurant
6.750%, 02/15/2034	2,634	2,834
Bank of America MTN
7.800%, 09/15/2016	65	75
6.000%, 09/01/2017	355	406
6.000%, 10/15/2036	4,045	4,597
5.875%, 02/07/2042	2,000	2,265
5.750%, 12/01/2017	5,750	6,586
5.650%, 05/01/2018	2,360	2,702
5.625%, 07/01/2020	675	772
5.000%, 05/13/2021	500	547
3.300%, 01/11/2023	1,875	1,774
Bear Stearns
7.250%, 02/01/2018	400	483
Berkshire Hathaway
4.500%, 02/11/2043	9,252	8,705
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,199
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	4,482	4,833
Camden Property Trust‡
4.625%, 06/15/2021	1,325	1,406
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	7,115	6,737
CDP Financial
5.600%, 11/25/2039 (A)	6,055	6,875
Chase Capital VI
0.867%, 08/01/2028 (B)	2,435	1,972
Chubb
6.500%, 05/15/2038	5,040	6,344
Citigroup
8.500%, 05/22/2019	75	97
8.125%, 07/15/2039	5,015	6,986
6.875%, 03/05/2038	700	876
6.875%, 02/15/2098	4,559	5,107
6.675%, 09/13/2043	3,995	4,468
6.625%, 06/15/2032	600	667
6.375%, 08/12/2014	50	52
6.125%, 11/21/2017	100	116
6.125%, 08/25/2036	1,530	1,612
6.010%, 01/15/2015	50	53
6.000%, 12/13/2013	125	125
6.000%, 08/15/2017	50	58
5.850%, 12/11/2034	53	58
5.500%, 02/15/2017	2,880	3,197

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 09/13/2025	$1,975	$2,091
5.300%, 01/07/2016	2,000	2,172
4.950%, 11/07/2043	665	653
4.587%, 12/15/2015	39	42
3.875%, 10/25/2023	1,345	1,322
2.650%, 03/02/2015	150	153
0.788%, 08/25/2036 (B)	850	680
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (A)	1,750	1,974
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	4,273	4,314
5.750%, 12/01/2043	3,060	3,104
Devon OEI Operating
7.500%, 09/15/2027	1,000	1,269
Discover Bank
8.700%, 11/18/2019	1,014	1,293
Discover Financial Services
3.850%, 11/21/2022	3,261	3,134
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	11,440	11,596
FMR
5.150%, 02/01/2043 (A)	2,750	2,676
Ford Holdings
9.300%, 03/01/2030	2,475	3,381
Ford Motor Credit
4.375%, 08/06/2023	700	709
General Electric Capital MTN
7.500%, 08/21/2035	385	510
6.875%, 01/10/2039	10,194	12,906
6.750%, 03/15/2032	6,210	7,696
5.875%, 01/14/2038	17,590	19,913
Goldman Sachs Group
6.750%, 10/01/2037	14,670	16,269
6.250%, 02/01/2041	4,588	5,268
6.125%, 02/15/2033	8,190	9,143
5.950%, 01/15/2027	4,611	4,973
Hartford Financial Services Group
6.625%, 03/30/2040	1,939	2,377
6.100%, 10/01/2041	3,120	3,616
5.950%, 10/15/2036	785	882
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,583
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	100	100
HCP‡
6.750%, 02/01/2041	2,380	2,830
4.250%, 11/15/2023	3,150	3,137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care‡
6.500%, 03/15/2041	$931	$1,025
5.125%, 03/15/2043	12,674	11,671
Healthcare Realty Trust‡
5.750%, 01/15/2021	525	575
Highmark
6.125%, 05/15/2041 (A)	3,205	2,907
HSBC Bank USA
7.000%, 01/15/2039	3,510	4,412
5.875%, 11/01/2034	65	71
5.625%, 08/15/2035	1,660	1,789
HSBC Holdings
7.625%, 05/17/2032	720	901
6.800%, 06/01/2038	335	414
6.500%, 09/15/2037	4,200	5,010
5.100%, 04/05/2021	3,531	3,922
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	255	303
ING Bank
5.800%, 09/25/2023 (A)	2,225	2,319
1.658%, 06/09/2014 (A) (B)	1,050	1,057
International Lease Finance
7.125%, 09/01/2018 (A)	425	491
JPMorgan Chase
6.400%, 05/15/2038	400	478
6.300%, 04/23/2019	1,775	2,114
5.600%, 07/15/2041	7,260	7,929
5.500%, 10/15/2040	100	108
3.250%, 09/23/2022	1,260	1,208
0.584%, 06/13/2016 (B)	2,000	1,984
JPMorgan Chase Capital XIII
1.198%, 09/30/2034 (B)	3,900	3,081
KKR Group Finance II
5.500%, 02/01/2043 (A)	9,971	9,208
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	289
6.500%, 05/01/2042 (A)	6,615	7,393
Lloyds Bank MTN
6.500%, 09/14/2020 (A)	790	888
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	7,854
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,620
Merrill Lynch
8.950%, 05/18/2017 (B)	1,340	1,514
8.680%, 05/02/2017 (B)	1,305	1,463
7.750%, 05/14/2038	420	533
6.110%, 01/29/2037	3,660	3,894
MetLife
6.400%, 12/15/2036	3,720	3,813
5.875%, 02/06/2041	1,240	1,406
4.875%, 11/13/2043	5,640	5,546

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	151

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	$435	$443
3.000%, 01/10/2023 (A)	1,845	1,747
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,469
Morgan Stanley MTN
6.625%, 04/01/2018	4,365	5,146
6.375%, 07/24/2042	3,744	4,363
5.625%, 09/23/2019	11,775	13,519
5.000%, 11/24/2025	2,210	2,212
4.100%, 05/22/2023	305	294
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	500	515
National Rural Utilities Cooperative Finance MTN
8.000%, 03/01/2032	427	576
Nationwide Mutual Insurance
7.875%, 04/01/2033 (A)	4,016	4,786
New York Life Insurance
6.750%, 11/15/2039 (A)	5,515	6,805
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	3,840	4,395
Principal Financial Group
4.625%, 09/15/2042	1,310	1,252
4.350%, 05/15/2043	1,325	1,217
Prudential Financial MTN
6.625%, 12/01/2037	608	737
6.200%, 11/15/2040	1,075	1,249
5.800%, 11/16/2041	2,360	2,600
5.700%, 12/14/2036	3,385	3,691
Prudential Holdings
8.695%, 12/18/2023 (A)	3,087	3,965
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	5,774
Realty Income‡
4.650%, 08/01/2023	3,935	4,022
Royal Bank of Scotland Group
7.648%, 08/31/2049 (B)	1,900	1,981
Security Benefit Life
7.450%, 10/01/2033 (A)	3,805	3,984
Simon Property Group‡
6.750%, 02/01/2040	4,740	5,933
4.750%, 03/15/2042	3,460	3,375
SL Green Realty‡
7.750%, 03/15/2020	1,775	2,085
5.000%, 08/15/2018	1,000	1,074
Tanger Properties‡
3.875%, 12/01/2023	2,545	2,492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	$4,660	$5,756
Travelers
5.350%, 11/01/2040	1,935	2,125
Ventas Realty‡
5.700%, 09/30/2043	3,150	3,254
4.750%, 06/01/2021	2,500	2,651
Wachovia Bank
6.600%, 01/15/2038	3,030	3,773
6.000%, 11/15/2017	300	349
5.850%, 02/01/2037	3,565	4,051
WEA Finance
6.750%, 09/02/2019 (A)	2,090	2,513
Wells Fargo
5.375%, 11/02/2043	2,795	2,759
4.125%, 08/15/2023	2,670	2,639
Wells Fargo Bank
5.950%, 08/26/2036	2,115	2,429
XLIT
5.250%, 12/15/2043	1,165	1,180
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	1,939	2,084

		475,516

Health Care — 3.2%
AbbVie
4.400%, 11/06/2042	4,505	4,118
Amgen
6.400%, 02/01/2039	3,400	3,874
5.750%, 03/15/2040	910	965
5.375%, 05/15/2043	3,215	3,269
5.150%, 11/15/2041	3,700	3,639
4.950%, 10/01/2041	825	782
AstraZeneca
6.450%, 09/15/2037	3,522	4,260
4.000%, 09/18/2042	1,825	1,608
Bristol-Myers Squibb
6.875%, 08/01/2097	1,340	1,704
Catholic Health Initiatives
4.350%, 11/01/2042	3,011	2,667
4.200%, 08/01/2023	5,535	5,505
Celgene
5.700%, 10/15/2040	6,568	6,843
Coventry Health Care
5.450%, 06/15/2021	500	556
Covidien International Finance
2.950%, 06/15/2023	1,290	1,210
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,405	4,210
Howard Hughes Medical Institute
3.500%, 09/01/2023	4,623	4,597

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Johnson & Johnson
5.850%, 07/15/2038	$1,725	$2,054
McKesson
2.700%, 12/15/2022	3,050	2,776
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,074
Medtronic
2.750%, 04/01/2023	7,350	6,847
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	1,856
Merck
6.550%, 09/15/2037	835	1,048
4.150%, 05/18/2043	3,560	3,254
3.600%, 09/15/2042	1,830	1,521
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	460	533
5.760%, 05/03/2037	2,236	2,619
Mylan
4.200%, 11/29/2023	1,875	1,872
North Shore Long Island Jewish Health Care
6.150%, 11/01/2043	2,500	2,711
4.800%, 11/01/2042	4,615	3,936
NYU Hospitals Center
5.750%, 07/01/2043	3,435	3,598
4.428%, 07/01/2042	4,230	3,605
Perrigo
4.000%, 11/15/2023 (A)	1,535	1,520
Pfizer
7.200%, 03/15/2039	590	789
4.300%, 06/15/2043	3,620	3,383
Roche Holdings
7.000%, 03/01/2039 (A)	3,770	5,015
St. Barnabas
4.000%, 07/01/2028	4,375	3,850
Stryker
4.100%, 04/01/2043	2,220	2,005
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	2,810
UnitedHealth Group
6.625%, 11/15/2037	555	676
4.250%, 03/15/2043	3,140	2,810
WellPoint
4.650%, 01/15/2043	675	619
Wyeth
6.000%, 02/15/2036	2,985	3,506
5.950%, 04/01/2037	936	1,097

		117,192

Industrials — 4.3%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	2,970	3,083

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (A)	$7,830	$8,202
BAE Systems
5.800%, 10/11/2041 (A)	4,995	5,235
Boeing
6.875%, 03/15/2039	531	708
6.625%, 02/15/2038	720	932
Burlington Northern Santa Fe
6.200%, 08/15/2036	5,600	6,412
6.150%, 05/01/2037	1,100	1,247
5.750%, 05/01/2040	1,105	1,205
5.150%, 09/01/2043	2,075	2,102
4.400%, 03/15/2042	4,430	3,991
4.375%, 09/01/2042	1,590	1,439
3.450%, 09/15/2021	10	10
Caterpillar
3.803%, 08/15/2042	7,353	6,215
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,082	5,552
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	5,238	5,959
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	2,480	2,468
CSX
4.750%, 05/30/2042	2,225	2,114
Deere
3.900%, 06/09/2042	2,460	2,173
EADS Finance
2.700%, 04/17/2023 (A)	2,500	2,318
Federal Express
7.600%, 07/01/2097	2,095	2,560
FedEx
3.875%, 08/01/2042	9,167	7,602
General Dynamics
3.600%, 11/15/2042	2,640	2,197
General Electric
4.125%, 10/09/2042	6,615	6,054
Heathrow Funding
4.875%, 07/15/2021 (A)	3,070	3,253
Lockheed Martin
4.070%, 12/15/2042	7,491	6,510
Norfolk Southern
6.000%, 03/15/2105	3,703	4,043
6.000%, 05/23/2111	8,139	8,777
5.590%, 05/17/2025	68	76
3.850%, 01/15/2024	3,825	3,793

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	153

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northrop Grumman
4.750%, 06/01/2043	$13,100	$12,362
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	246	263
Precision Castparts
2.500%, 01/15/2023	1,790	1,646
Republic Services
3.550%, 06/01/2022	2,025	1,980
Sydney Airport Finance
3.900%, 03/22/2023 (A)	4,500	4,336
Union Pacific
6.250%, 05/01/2034	39	45
4.821%, 02/01/2044 (A)	4,838	4,746
United Parcel Service of America
8.375%, 04/01/2020 (C)	325	436
United Technologies
5.700%, 04/15/2040	9,355	10,679
4.500%, 06/01/2042	5,305	5,154
3.100%, 06/01/2022	2,045	2,009
US Airways, Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/2023	1,756	1,976
Waste Management
4.600%, 03/01/2021	2,662	2,858

		154,720

Information Technology — 0.9%
Apple
3.850%, 05/04/2043	2,805	2,340
Cisco Systems
5.900%, 02/15/2039	2,950	3,308
Corning
5.750%, 08/15/2040	555	617
eBay
4.000%, 07/15/2042	1,805	1,514
EMC
2.650%, 06/01/2020	3,290	3,255
Intel
4.000%, 12/15/2032	3,360	3,101
International Business Machines
3.375%, 08/01/2023	2,940	2,884
Juniper Networks
5.950%, 03/15/2041	4,430	4,422
Microsoft
3.500%, 11/15/2042	1,765	1,417
Oracle
6.500%, 04/15/2038	4,990	6,068
3.625%, 07/15/2023	2,320	2,308

		31,234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 2.2%
ArcelorMittal
7.500%, 10/15/2039	$2,180	$2,125
Barrick North America Finance LLC
5.750%, 05/01/2043	6,855	6,029
BHP Billiton Finance USA
5.000%, 09/30/2043	4,370	4,416
3.850%, 09/30/2023	1,855	1,870
Dow Chemical
7.375%, 11/01/2029	2,300	2,935
4.375%, 11/15/2042	3,650	3,226
Freeport-McMoRan Copper
5.450%, 03/15/2043	9,462	8,881
3.875%, 03/15/2023	3,070	2,883
Mosaic
5.450%, 11/15/2033	2,005	2,049
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	6,340	6,180
Newcrest Finance
5.750%, 11/15/2041 (A)	5,847	4,279
Newmont Mining
4.875%, 03/15/2042	5,868	4,362
Praxair
3.550%, 11/07/2042	2,045	1,680
Rio Tinto Finance USA
7.125%, 07/15/2028	410	514
4.125%, 08/21/2042	670	576
Rohm & Haas
7.850%, 07/15/2029	4,115	5,449
Southern Copper
7.500%, 07/27/2035	2,824	2,934
Teck Resources
6.000%, 08/15/2040	180	171
5.400%, 02/01/2043	2,030	1,832
5.200%, 03/01/2042	1,050	907
Vale
5.625%, 09/11/2042	4,045	3,581
Vale Overseas
6.875%, 11/21/2036	2,545	2,605
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	8,944	8,579
5.300%, 10/25/2042 (A)	2,600	2,349

		80,412

Telecommunication Services — 4.1%
Alltel
7.875%, 07/01/2032	1,175	1,531
6.800%, 05/01/2029	490	570
America Movil
6.375%, 03/01/2035	535	582
4.375%, 07/16/2042	4,190	3,497

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
6.500%, 09/01/2037	$4,025	$4,462
6.300%, 01/15/2038	2,275	2,461
5.550%, 08/15/2041	8,065	8,017
5.350%, 09/01/2040	9,229	8,920
4.350%, 06/15/2045	8,163	6,752
4.300%, 12/15/2042	2,926	2,441
British Telecommunications
9.625%, 12/15/2030	2,070	3,075
CenturyLink
7.650%, 03/15/2042	3,035	2,739
5.800%, 03/15/2022	350	346
Deutsche Telekom International Finance
9.250%, 06/01/2032	745	1,116
8.750%, 06/15/2030	675	952
4.875%, 03/06/2042 (A)	2,980	2,845
GTE
6.940%, 04/15/2028	1,360	1,561
Koninklijke KPN
8.375%, 10/01/2030	1,920	2,420
Rogers Communications
5.450%, 10/01/2043	2,350	2,373
4.100%, 10/01/2023	1,500	1,518
Telecom Italia Capital
7.721%, 06/04/2038	1,370	1,313
6.000%, 09/30/2034	890	746
Telefonica Emisiones SAU
7.045%, 06/20/2036	3,375	3,670
4.570%, 04/27/2023	2,695	2,670
Verizon Communications
7.750%, 12/01/2030	670	839
7.350%, 04/01/2039	2,890	3,555
6.550%, 09/15/2043	44,087	50,174
6.400%, 09/15/2033	7,435	8,300
6.400%, 02/15/2038	560	624
6.250%, 04/01/2037	760	828
4.750%, 11/01/2041	5,095	4,632
3.850%, 11/01/2042	1,610	1,288
Vodafone Group
4.375%, 02/19/2043	11,615	9,902

		146,719

Utilities — 7.4%
AGL Capital
5.875%, 03/15/2041	2,593	2,899
Arizona Public Services
8.000%, 12/30/2015	71	74
Baltimore Gas & Electric
5.200%, 06/15/2033	2,815	2,828
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,056

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bruce Mansfield Unit
6.850%, 06/01/2034	$1,602	$1,668
CenterPoint Energy Resources
6.250%, 02/01/2037	3,791	4,245
Centrica
5.375%, 10/16/2043 (A)	2,930	2,904
Cleco Power
6.000%, 12/01/2040	1,105	1,222
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,192
6.300%, 08/15/2037	1,440	1,752
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	1,931	1,178
Dominion Resources
5.250%, 08/01/2033	6,405	6,843
4.900%, 08/01/2041	4,973	4,868
DTE Electric
4.000%, 04/01/2043	5,024	4,532
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,575
5.300%, 02/15/2040	7,895	8,652
4.000%, 09/30/2042	2,110	1,905
3.050%, 08/15/2022	1,420	1,363
Duke Energy Florida
6.400%, 06/15/2038	510	638
6.350%, 09/15/2037	1,000	1,239
Duke Energy Indiana
6.350%, 08/15/2038	1,430	1,774
4.900%, 07/15/2043	1,960	2,038
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,292
5.900%, 12/01/2021 (A)	750	834
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,140
Entergy Louisiana
6.300%, 09/01/2035	300	300
4.440%, 01/15/2026	3,210	3,267
Entergy Texas
7.125%, 02/01/2019	1,435	1,711
Exelon
5.625%, 06/15/2035	1,250	1,241
Exelon Generation
6.250%, 10/01/2039	200	201
5.750%, 10/01/2041	4,931	4,744
5.600%, 06/15/2042	7,550	7,079
FirstEnergy, Ser C
7.375%, 11/15/2031	5,705	6,034
Florida Power & Light
5.960%, 04/01/2039	2,955	3,546
5.690%, 03/01/2040	5,000	5,832
5.400%, 09/01/2035	3,200	3,567

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	155

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
5.950%, 02/01/2039	$3,850	$4,333
5.400%, 06/01/2040	7,610	7,994
4.300%, 03/15/2042	1,905	1,722
4.300%, 03/15/2043	2,075	1,873
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,387
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,462
4.875%, 11/01/2041 (A)	2,130	2,071
ITC Holdings
5.300%, 07/01/2043	1,795	1,765
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,955	3,923
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,163
Kentucky Utilities
5.125%, 11/01/2040	2,025	2,168
KeySpan Gas East
5.819%, 04/01/2041 (A)	5,985	6,796
Metropolitan Edison
7.700%, 01/15/2019	350	427
MidAmerican Energy
6.750%, 12/30/2031	750	934
5.800%, 10/15/2036	840	961
4.800%, 09/15/2043	1,725	1,738
MidAmerican Energy Holdings
6.500%, 09/15/2037	3,860	4,533
6.125%, 04/01/2036	5,403	6,111
5.150%, 11/15/2043 (A)	2,250	2,264
MidAmerican Funding
6.927%, 03/01/2029	170	208
Monongahela Power
4.100%, 04/15/2024 (A)	2,970	2,970
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,848
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,742
2.721%, 11/28/2022 (A)	700	646
Nisource Finance
5.950%, 06/15/2041	545	572
4.800%, 02/15/2044	1,705	1,523
Northeast Utilities
2.800%, 05/01/2023	2,120	1,950
Northern States Power
5.350%, 11/01/2039	2,695	2,976
3.400%, 08/15/2042	1,015	830
Oncor Electric Delivery
7.500%, 09/01/2038	600	770
5.300%, 06/01/2042	12,190	12,815
5.250%, 09/30/2040	2,165	2,199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.550%, 12/01/2041	$1,880	$1,791
4.100%, 06/01/2022	2,380	2,433
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,167
6.250%, 03/01/2039	1,910	2,201
6.050%, 03/01/2034	3,675	4,156
5.800%, 03/01/2037	2,226	2,433
4.600%, 06/15/2043	2,015	1,888
4.500%, 12/15/2041	1,660	1,528
PacifiCorp
6.000%, 01/15/2039	1,130	1,334
5.750%, 04/01/2037	2,972	3,396
Pennsylvania Electric
6.150%, 10/01/2038	6,420	6,755
Public Service Electric & Gas MTN
3.650%, 09/01/2042	2,830	2,419
Public Service of Colorado
6.500%, 08/01/2038	725	909
6.250%, 09/01/2037	1,620	2,017
4.750%, 08/15/2041	2,400	2,451
Puget Sound Energy
5.795%, 03/15/2040	450	515
San Diego Gas & Electric
4.300%, 04/01/2042	1,375	1,329
Sempra Energy
6.000%, 10/15/2039	3,565	3,972
South Carolina Electric & Gas
6.050%, 01/15/2038	400	467
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,750	2,794
Southern California Edison
6.050%, 03/15/2039	4,355	5,210
4.650%, 10/01/2043	9,475	9,502
Southern California Gas
3.750%, 09/15/2042	1,365	1,208
Southwestern Electric Power
6.200%, 03/15/2040	3,335	3,676
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,082	1,363
Union Electric
8.450%, 03/15/2039	2,405	3,676
Virginia Electric and Power
4.650%, 08/15/2043	2,250	2,249
Xcel Energy
4.800%, 09/15/2041	1	1

		265,747

Total Corporate Obligations (Cost $1,872,042) ($ Thousands)		1,890,839

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 6.0%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$2,550	$3,155
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,054
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,935	4,530
City of Houston, Utility System Revenue, Ser A, RB Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	341
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	2,200	2,451
5.817%, 10/01/2031	2,950	3,082
City of New York, Build America Project, GO
5.517%, 10/01/2037	3,950	4,198
City of Sacramento, RB
6.156%, 05/15/2036	100	109
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	3,705	4,327
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,310	1,396
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,345
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	4,535	4,965
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	694
Dallas, Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/21 @ 100
6.450%, 02/15/2035	3,415	3,847
Florida State, Department of Transportation, Build America Project, RB Callable 07/01/19 @ 100
6.800%, 07/01/2039	580	631

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	$7,045	$7,306
Illinois, Finance Authority, Build America Project, RB
4.000%, 06/01/2047	1,835	1,462
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	5,733
Las Vegas, Valley Water District, GO
7.013%, 06/01/2039	390	425
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,990	2,575
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,591
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	1,225	1,547
6.008%, 07/01/2039	5,000	5,675
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	3,872
Maryland State, Transportation Authority, Build America Project, RB
5.888%, 07/01/2043	320	367
Metropolitan New York, Transportation Authority, Build America Project, RB
6.814%, 11/15/2040	710	855
Michigan State University, Build America Project, Ser B, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	3,300	3,500
Missouri, Joint Municipal Electric Utility Commission, Build America Project, RB
6.890%, 01/01/2042	600	677
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,431	3,700
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	650	849

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	157

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	$1,060	$1,431
New York City, Municipal Water Finance Authority, Build America Project, RB
5.724%, 06/15/2042	1,320	1,513
5.440%, 06/15/2043	3,260	3,584
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/2042	6,630	7,242
New York City, Municipal Water Finance Authority, RB Callable 12/15/20 @ 100
5.375%, 06/15/2043	600	637
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/2043	710	730
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,458
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	4,150	4,784
5.508%, 08/01/2037	580	641
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,673
5.289%, 03/15/2033	1,550	1,689
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	7,207	8,720
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	3,185	3,350
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	101
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	3,925	4,082

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	$725	$708
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	4,820	4,261
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	5,060	5,979
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	2,854
State of California, Build America Project, GO
7.625%, 03/01/2040	2,600	3,507
7.600%, 11/01/2040	580	790
7.550%, 04/01/2039	6,405	8,604
7.500%, 04/01/2034	2,875	3,743
7.350%, 11/01/2039	4,010	5,227
7.300%, 10/01/2039	2,700	3,498
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	745	811
6.725%, 04/01/2035	380	395
6.630%, 02/01/2035	3,475	3,577
State of Illinois, GO
5.100%, 06/01/2033	10,690	9,756
State of New York, Build America Project, RB
5.770%, 03/15/2039	6,195	7,018
State of Texas, Build America Project, GO
5.517%, 04/01/2039	2,090	2,401
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	6,505	7,072
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	1,640	1,785
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,480
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	13,775	12,197
University of California, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,600	1,884

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	$1,505	$1,602

Total Municipal Bonds (Cost $207,838) ($ Thousands)		217,043

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
FFCB
5.750%, 05/11/2026	6,525	7,825
FHLB
5.625%, 06/11/2021	960	1,152
FHLMC
6.750%, 03/15/2031	3,930	5,287
6.250%, 07/15/2032	6,735	8,702
3.511%, 12/17/2029 (D)	8,300	4,127
FICO STRIPS, PO
2.044%, 04/05/2019 (D)	1,500	1,351
0.000%, 12/27/2018 to 09/26/2019 (D)	16,575	14,777
FNMA
7.250%, 05/15/2030	2,785	3,898
Residual Funding Corp. STRIPS
3.461%, 04/15/2030 (D)	14,210	7,359
1.762%, 07/15/2020 (D)	1,706	1,451
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	14,912
5.880%, 04/01/2036	13,625	16,065
5.500%, 06/15/2038	465	522
5.375%, 04/01/2056	12,593	13,284
5.250%, 09/15/2039	8,280	8,970
4.875%, 01/15/2048	635	621
4.625%, 09/15/2060	7,645	6,989
3.500%, 12/15/2042	5,480	4,400
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038	3,700	1,110

Total U.S. Government Agency Obligations (Cost $133,856) ($ Thousands)		122,802

MORTGAGE-BACKED SECURITIES — 1.5%

Agency Mortgage-Backed Obligations — 1.0%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	366	396
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	644	687
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,636	5,364

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	$2,871	$2,305
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,365	3,496
FNMA
3.841%, 09/01/2020	3,816	4,087
3.762%, 12/01/2020	3,881	4,156
3.665%, 10/01/2020	3,881	4,119
3.583%, 09/01/2020	1,966	2,078
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	860	1,010
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	487	482
FNMA CMO, Ser 2007-68, Cl SC, IO
6.534%, 07/25/2037 (B)	123	18
GNMA ARM
1.625%, 06/20/2032 (B)	119	124
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	210	222
GNMA CMO, Ser 2009-8, Cl PS
6.133%, 08/16/2038 (B)	257	39
GNMA CMO, Ser 2010-4, Cl NS, IO
6.223%, 01/16/2040 (B)	274	41
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041	10,425	8,211

		36,835

Non-Agency Mortgage-Backed Obligations — 0.5%
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.600%, 08/25/2034 (A) (B)	1,837	1,681
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.410%, 07/25/2037 (A) (B)	1,507	1,189
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.248%, 08/25/2035 (B)	22	14
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.490%, 03/25/2035 (B)	157	115
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.378%, 03/19/2045 (B)	221	196
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	4,694

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	159

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.568%, 11/19/2034 (B)	$284	$245
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.478%, 08/19/2045 (B)	410	363
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.950%, 12/25/2034 (B)	138	101
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.970%, 08/25/2034 (B)	77	66
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.741%, 10/25/2034 (B)	105	103
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.026%, 09/25/2034 (B)	32	27
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.480%, 10/25/2036 (B)	17	13
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	4,410	4,663
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	38	40
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	51	52
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.553%, 12/25/2034 (B)	79	80
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.500%, 01/25/2045 (B)	196	181
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.642%, 04/25/2036 (B)	214	211

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	$3,590	$3,694

		17,728

Total Mortgage-Backed Securities (Cost $50,089) ($ Thousands)		54,563

SOVEREIGN DEBT — 0.9%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,321
Federal Republic of Brazil
5.625%, 01/07/2041	6,585	6,322
4.250%, 01/07/2025	3,280	3,083
International Bank for Reconstruction & Development MTN
3.541%, 10/31/2030 (D)	5,850	2,705
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,656
2.885%, 08/15/2026	2,585	1,570
2.601%, 05/15/2024	1,545	1,064
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,880	3,556
Republic of Colombia
4.000%, 02/26/2024	840	811
Republic of Panama
4.300%, 04/29/2053	915	689
Republic of Turkey
4.875%, 04/16/2043	1,855	1,486
United Mexican States MTN
6.050%, 01/11/2040	400	427
5.950%, 03/19/2019	1,300	1,505
5.750%, 10/12/2110	574	518
4.750%, 03/08/2044	5,390	4,732
4.000%, 10/02/2023	1,330	1,318

Total Sovereign Debt (Cost $35,244) ($ Thousands)		32,763

ASSET-BACKED SECURITIES — 0.5%
Mortgage Related Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE1, Cl 1A2
0.386%, 12/25/2035 (B)	7	7

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.330%, 09/25/2036 (B)	$3,635	$1,759
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	87	89
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	7	7

		1,862

Other Asset-Backed Securities — 0.4%
Beacon Container Finance, Ser 2012-1A, Cl A
3.720%, 09/20/2027 (A)	1,993	2,019
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/2027 (A)	2,898	2,892
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	180	166
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (A)	2,019	2,040
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (A)	883	894
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,589	1,577
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (A)	394	398
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (A)	1,948	2,066
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.310%, 02/26/2019 (A) (B)	547	542
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (A)	2,720	2,749

		15,343

Total Asset-Backed Securities (Cost $17,251) ($ Thousands)		17,205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 32.5%
U.S. Treasury Bills (D) (E)
0.037%, 12/05/2013	$1,882	$1,882
U.S. Treasury Bonds
6.250%, 05/15/2030	17,130	23,396
6.125%, 08/15/2029	44,649	59,969
5.500%, 08/15/2028	2,580	3,251
5.375%, 02/15/2031	77,929	97,776
5.250%, 11/15/2028	2,650	3,263
5.250%, 02/15/2029	13,035	16,043
4.500%, 02/15/2036	14,463	16,438
4.500%, 05/15/2038	7,000	7,943
4.375%, 02/15/2038	7,350	8,187
4.250%, 05/15/2039	5,400	5,895
4.250%, 11/15/2040	8,820	9,607
3.875%, 08/15/2040	29,835	30,544
3.750%, 08/15/2041	4,430	4,421
3.750%, 11/15/2043	237,195	234,712
3.625%, 08/15/2043	70,355	68,018
3.500%, 02/15/2039	8,000	7,714
3.125%, 11/15/2041	33,650	29,764
3.125%, 02/15/2042	43,385	38,301
3.125%, 02/15/2043	47,291	41,476
3.000%, 05/15/2042	21,920	18,831
2.875%, 05/15/2043	238,095	197,619
2.750%, 08/15/2042	82,000	66,574
2.750%, 11/15/2042	117,081	94,836
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2041	10,853	12,456
2.000%, 07/15/2014	2,031	2,070
1.250%, 04/15/2014	498	499
U.S. Treasury Notes
2.750%, 11/15/2023	10,950	10,958
2.500%, 08/15/2023	23,180	22,748
2.125%, 08/15/2021	3,453	3,418
1.750%, 05/15/2023	7,630	7,028
1.375%, 09/30/2018	5,460	5,477
U.S. Treasury STRIPS (D)
3.288%, 05/15/2039	500	183
3.046%, 05/15/2030	26,900	14,710
2.689%, 11/15/2027	8,300	5,103

Total U.S. Treasury Obligations (Cost $1,233,538) ($ Thousands)		1,171,110

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	161

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2013

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%* †	198,485,911	$198,486

Total Cash Equivalent (Cost $198,486) ($ Thousands)		198,486

Total Investments — 102.8% (Cost $3,748,344) ($ Thousands)		$3,704,811

A list of the futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(332)	Mar-2014	$87
U.S. 2-Year Treasury Note	(569)	Apr-2014	(46)
U.S. 5-Year Treasury Note	(997)	Apr-2014	(183)
U.S. Long Treasury Bond	361	Mar-2014	288
U.S. Ultra Long Treasury Bond	607	Mar-2014	46

			$192

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open OTC swap agreements held by the Fund at November 30, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	Goldman Sachs Group, Inc.	BUY	1.00%	09/20/16	$5,000	$(270)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/27	$2,605	$173
Barclays Bank PLC	2.42%	3 Month LIBOR	11/15/27	2,630	197
Citigroup	2.71%	3-Month LIBOR	08/15/42	5,255	967

					$1,337

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2013, is as follows:

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Citigroup	3.68%	3-Month LIBOR	11/15/43	$3,570	$45

For the period ended November 30, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,603,125 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2013. The date reported on the Schedule of Investments is the next reset date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security or portion thereof, has been pledged as collateral on open futures contracts.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,890,839	$—	$1,890,839
Municipal Bonds	—	217,043	—	217,043
U.S. Government Agency
Obligations	—	122,802	—	122,802
Mortgage-Backed Securities	—	54,563	—	54,563
Sovereign Debt	—	32,763	—	32,763
Asset-Backed Securities	—	17,205	—	17,205
U.S. Treasury Obligations	—	1,171,110	—	1,171,110
Cash Equivalent	198,486	—	—	198,486

Total Investments in Securities	$198,486	$3,506,325	$—	$3,704,811

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$421	$—	$—	$421
Unrealized Depreciation	(229)	—	—	(229)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(270)	—	(270)
Interest Rate Swaps*
Unrealized Appreciation	—	1,337	—	1,337
Centrally Cleared Swaps Interest Rate Swaps* Unrealized Appreciation	—	45	—	45

Total Other Financial Instruments	$192	$1,112	$—	$1,304

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	163

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 92.5%

Consumer Discretionary — 10.4%
21st Century Fox America
8.150%, 10/17/2036	$1,281	$1,638
7.430%, 10/01/2026	1,450	1,774
7.125%, 04/08/2028	400	477
6.900%, 08/15/2039	1,500	1,768
6.750%, 01/09/2038	3,825	4,314
6.550%, 03/15/2033	1,355	1,535
6.400%, 12/15/2035	2,000	2,244
6.150%, 02/15/2041	1,900	2,101
5.400%, 10/01/2043 (A)	5,660	5,717
AutoZone
3.125%, 07/15/2023	1,165	1,076
Carnival
3.950%, 10/15/2020	2,155	2,167
Comcast
7.050%, 03/15/2033	970	1,182
6.950%, 08/15/2037	4,215	5,155
6.550%, 07/01/2039	2,515	2,967
6.500%, 11/15/2035	500	576
6.450%, 03/15/2037	5,595	6,472
6.400%, 05/15/2038	7,910	9,104
4.650%, 07/15/2042	6,875	6,322
4.250%, 01/15/2033	2,385	2,207
2.850%, 01/15/2023	2,950	2,766
Comcast Cable Communications Holdings
9.455%, 11/15/2022	620	867
COX Communications
6.950%, 06/01/2038 (A)	700	737
5.450%, 12/15/2014	8	8
4.700%, 12/15/2042 (A)	4,400	3,691
4.500%, 06/30/2043 (A)	220	179
3.250%, 12/15/2022 (A)	2,531	2,318
CVS Caremark
6.250%, 06/01/2027	2,400	2,829
6.125%, 09/15/2039	3,690	4,193

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.750%, 05/15/2041	$3,340	$3,626
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	4,398	5,630
DIRECTV Holdings
6.375%, 03/01/2041	4,265	4,327
6.350%, 03/15/2040	1,331	1,355
5.150%, 03/15/2042	5,825	5,138
Discovery Communications
4.950%, 05/15/2042	1,160	1,083
4.875%, 04/01/2043	2,970	2,770
Ford Motor
7.450%, 07/16/2031	2,120	2,587
7.400%, 11/01/2046	2,420	2,939
4.750%, 01/15/2043	570	510
Home Depot
4.875%, 02/15/2044	1,250	1,270
Lowe’s
7.110%, 05/15/2037	3,092	3,832
5.800%, 10/15/2036	1,090	1,209
5.125%, 11/15/2041	3,255	3,360
5.000%, 09/15/2043	1,050	1,068
Macy’s Retail Holdings
7.450%, 07/15/2017	40	48
McDonald’s MTN
6.300%, 03/01/2038	1,021	1,250
4.875%, 07/15/2040	710	733
3.700%, 02/15/2042	805	687
NBC Universal Media
5.950%, 04/01/2041	3,250	3,537
4.450%, 01/15/2043	450	403
4.375%, 04/01/2021	65	70
News America
6.650%, 11/15/2037	6,700	7,756
6.200%, 12/15/2034	3,994	4,402
QVC
4.375%, 03/15/2023	2,086	1,984
Target
7.000%, 01/15/2038	2,179	2,788
6.650%, 08/01/2028	355	426
TCI Communications
7.875%, 02/15/2026	970	1,275
Thomson Reuters
5.650%, 11/23/2043	2,315	2,321
5.500%, 08/15/2035	1,000	976
4.500%, 05/23/2043	290	245
Time Warner
7.700%, 05/01/2032	5,212	6,591
7.625%, 04/15/2031	8,240	10,265
6.250%, 03/29/2041	1,466	1,609
6.200%, 03/15/2040	500	542
6.100%, 07/15/2040	1,130	1,214
5.375%, 10/15/2041	12,775	12,706
Time Warner Cable
8.250%, 02/14/2014	75	76

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.300%, 07/01/2038	$100	$99
6.550%, 05/01/2037	10	9
5.875%, 11/15/2040	5,750	4,890
5.500%, 09/01/2041	6,610	5,360
Time Warner Entertainment
8.375%, 07/15/2033	2,595	2,823
Viacom
5.850%, 09/01/2043	5,290	5,508
4.875%, 06/15/2043	590	537
4.375%, 03/15/2043	5,291	4,401
Wal-Mart Stores
7.550%, 02/15/2030	1,100	1,473
6.500%, 08/15/2037	5,519	6,872
5.625%, 04/01/2040	5,750	6,490
5.625%, 04/15/2041	3,505	3,959
5.250%, 09/01/2035	800	862
5.000%, 10/25/2040	13,420	13,901
4.750%, 10/02/2043	7,570	7,591
4.000%, 04/11/2043	2,150	1,908
Walt Disney MTN
4.125%, 12/01/2041	40	37
2.350%, 12/01/2022	1,055	965
Yum! Brands
6.875%, 11/15/2037	372	428

		247,105

Consumer Staples — 5.4%
Ahold Finance USA
6.875%, 05/01/2029	695	823
Altria Group
10.200%, 02/06/2039	1,026	1,598
9.950%, 11/10/2038	293	449
5.375%, 01/31/2044	5,895	5,861
4.250%, 08/09/2042	420	354
Anheuser-Busch
6.450%, 09/01/2037	2,300	2,830
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,270	4,780
8.000%, 11/15/2039	610	878
6.375%, 01/15/2040	210	258
3.750%, 07/15/2042	9,423	8,099
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2025 (A)	1,000	949
Bestfoods
7.250%, 12/15/2026	170	224
Bowdoin College
4.693%, 07/01/2112	5,275	4,274
Cargill
4.100%, 11/01/2042 (A)	690	599
Coca-Cola Femsa
5.250%, 11/26/2043	2,950	2,958
ConAgra Foods
6.625%, 08/15/2039	3,600	4,147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.650%, 01/25/2043	$3,886	$3,533
Diageo Capital
5.875%, 09/30/2036	485	554
3.875%, 04/29/2043	5,130	4,428
Diageo Investment
4.250%, 05/11/2042	1,425	1,314
DP World MTN
6.850%, 07/02/2037 (A)	1,000	997
Energizer Holdings
4.700%, 05/19/2021	455	467
Fomento Economico Mexicano
4.375%, 05/10/2043	1,980	1,662
General Mills
5.400%, 06/15/2040	505	543
4.150%, 02/15/2043	1,855	1,664
Heineken
4.000%, 10/01/2042 (A)	1,420	1,202
Kellogg
3.125%, 05/17/2022	2,335	2,253
Kimberly-Clark
5.300%, 03/01/2041	555	612
Kraft Foods Group
5.000%, 06/04/2042	4,725	4,618
Kroger
5.000%, 04/15/2042	590	558
Lorillard Tobacco
7.000%, 08/04/2041	2,365	2,566
6.875%, 05/01/2020	1,500	1,747
Mondelez International
7.000%, 08/11/2037	1,135	1,374
6.875%, 02/01/2038	5,170	6,182
6.875%, 01/26/2039	1,485	1,791
6.500%, 02/09/2040	9,145	10,714
Northwestern University
4.643%, 12/01/2044	5,700	5,792
Pepsi Bottling Group
7.000%, 03/01/2029	380	481
PepsiCo
4.875%, 11/01/2040	1,130	1,131
4.000%, 03/05/2042	3,420	2,993
3.600%, 08/13/2042	3,340	2,745
3.000%, 08/25/2021	16	16
Pernod Ricard
5.500%, 01/15/2042 (A)	1,150	1,183
Philip Morris International
6.375%, 05/16/2038	420	499
4.500%, 03/20/2042	7,205	6,816
4.125%, 03/04/2043	4,990	4,426
3.875%, 08/21/2042	1,730	1,458
3.600%, 11/15/2023	1,225	1,203
Reckitt Benckiser Treasury Services
3.625%, 09/21/2023 (A)	1,190	1,188
SABMiller
5.700%, 01/15/2014 (A)	15	15

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	165

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SABMiller Holdings
4.950%, 01/15/2042 (A)	$6,245	$6,281
Tufts University
5.017%, 04/15/2112	2,314	2,126
Unilever Capital
5.900%, 11/15/2032	1,325	1,631

		127,844

Energy — 13.4%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	1,914	1,975
Anadarko Finance
7.500%, 05/01/2031	5,290	6,615
Anadarko Petroleum
6.450%, 09/15/2036	3,025	3,507
Apache
6.900%, 09/15/2018	10	12
5.100%, 09/01/2040	3,525	3,549
4.750%, 04/15/2043	2,890	2,840
4.250%, 01/15/2044	7,055	6,376
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	5,592
BP Capital Markets
3.994%, 09/26/2023	2,385	2,436
2.750%, 05/10/2023	1,875	1,736
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,150
6.250%, 03/15/2038	1,500	1,684
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,000	2,038
Cenovus Energy
6.750%, 11/15/2039	1,395	1,662
5.200%, 09/15/2043	1,725	1,727
4.450%, 09/15/2042	620	558
CNOOC Finance
3.000%, 05/09/2023	1,295	1,181
Conoco Funding
7.250%, 10/15/2031	2,030	2,662
6.950%, 04/15/2029	2,000	2,567
ConocoPhillips
6.500%, 02/01/2039	8,350	10,493
5.900%, 05/15/2038	2,400	2,807
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,214
Devon Energy
7.950%, 04/15/2032	1,575	2,052
6.300%, 01/15/2019	50	59
5.600%, 07/15/2041	2,620	2,724
4.750%, 05/15/2042	2,190	2,019
Devon Financing
7.875%, 09/30/2031	145	187
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	4,415
4.875%, 11/01/2043	3,140	3,078

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
El Paso Natural Gas
8.375%, 06/15/2032	$1,540	$2,005
7.500%, 11/15/2026	645	809
El Paso Pipeline Partners Operating
4.700%, 11/01/2042	1,250	1,096
Encana
6.625%, 08/15/2037	705	788
5.150%, 11/15/2041	2,450	2,314
Energy Transfer Partners
8.250%, 11/15/2029 (A)	1,500	1,809
6.050%, 06/01/2041	1,880	1,933
5.950%, 10/01/2043	5,900	6,038
5.150%, 02/01/2043	5,894	5,410
Eni
5.700%, 10/01/2040 (A)	2,120	2,019
Enterprise Products Operating
6.650%, 10/15/2034	3,000	3,523
5.950%, 02/01/2041	1,085	1,176
5.700%, 02/15/2042	8,650	9,072
4.850%, 08/15/2042	2,000	1,867
4.850%, 03/15/2044	700	659
4.450%, 02/15/2043	1,720	1,520
Gazprom OAO Via Gaz Capital
4.950%, 02/06/2028 (A)	560	487
Gulf South Pipeline
4.000%, 06/15/2022	4,400	4,371
Halliburton
7.600%, 08/15/2096 (A)	825	1,124
Hess
5.600%, 02/15/2041	1,490	1,562
Husky Energy
6.800%, 09/15/2037	670	821
Kinder Morgan Energy Partners
6.950%, 01/15/2038	1,700	1,991
6.375%, 03/01/2041	4,200	4,588
5.625%, 09/01/2041	1,425	1,423
5.000%, 08/15/2042	1,595	1,478
3.950%, 09/01/2022	975	963
LASMO
7.300%, 11/15/2027	2,705	3,406
Marathon Oil
6.600%, 10/01/2037	2,365	2,833
2.800%, 11/01/2022	1,225	1,139
Marathon Petroleum
6.500%, 03/01/2041	2,098	2,370
Motiva Enterprises
6.850%, 01/15/2040 (A)	8,705	10,799
Nexen Energy ULC
7.500%, 07/30/2039	2,000	2,549
6.400%, 05/15/2037	2,770	3,171
Noble Energy
5.250%, 11/15/2043	3,860	3,859
4.150%, 12/15/2021	855	888
Noble Holding International
3.950%, 03/15/2022	11	11

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Oneok Partners
6.850%, 10/15/2037	$135	$152
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,224
Petrobras Global Finance
5.625%, 05/20/2043	6,095	5,035
4.375%, 05/20/2023	1,555	1,413
Petrobras International Finance
6.750%, 01/27/2041	1,370	1,303
Petro-Canada
7.875%, 06/15/2026	20	26
6.800%, 05/15/2038	1,745	2,098
Petroleos Mexicanos
6.500%, 06/02/2041	170	172
5.500%, 06/27/2044	2,235	1,979
Phillips 66
5.875%, 05/01/2042	5,597	6,091
Plains All American Pipeline
5.150%, 06/01/2042	1,000	994
3.850%, 10/15/2023	6,393	6,273
Pride International
7.875%, 08/15/2040	3,137	4,277
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)	340	311
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,000	2,125
Schlumberger Investment
3.650%, 12/01/2023	5,820	5,841
Shell International Finance
6.375%, 12/15/2038	5,256	6,475
5.500%, 03/25/2040	2,500	2,791
Shell International Finance BV
4.550%, 08/12/2043	2,500	2,443
3.400%, 08/12/2023	1,250	1,230
Sinopec Capital 2013
3.125%, 04/24/2023 (A)	560	510
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	790	781
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023 (A)	700	697
Southern Natural Gas
8.000%, 03/01/2032	400	514
7.350%, 02/15/2031	2,960	3,578
Spectra Energy Capital
6.750%, 02/15/2032	1,550	1,643
3.300%, 03/15/2023	3,200	2,879
Spectra Energy Partners
5.950%, 09/25/2043	3,025	3,217
Statoil
6.500%, 12/01/2028 (A)	1,105	1,358
5.250%, 04/15/2019	50	57
4.800%, 11/08/2043	4,429	4,448

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.950%, 05/15/2043	$3,375	$2,968
3.700%, 03/01/2024	850	851
2.450%, 01/17/2023	1,825	1,671
Suncor Energy
7.150%, 02/01/2032	635	812
6.850%, 06/01/2039	2,905	3,516
6.500%, 06/15/2038	3,565	4,169
5.950%, 12/01/2034	945	1,031
Talisman Energy
6.250%, 02/01/2038	2,310	2,301
5.500%, 05/15/2042	2,355	2,153
Tennessee Gas Pipeline
8.375%, 06/15/2032	4,250	5,592
7.000%, 10/15/2028	7,555	9,134
Texas Eastern Transmission
7.000%, 07/15/2032	1,985	2,365
2.800%, 10/15/2022 (A)	2,600	2,362
Total Capital International
3.700%, 01/15/2024	2,855	2,852
2.700%, 01/25/2023	885	825
TransCanada PipeLines
7.625%, 01/15/2039	1,300	1,723
7.250%, 08/15/2038	1,490	1,894
6.100%, 06/01/2040	3,435	3,897
Transcontinental Gas PipeLine
7.250%, 12/01/2026	900	1,146
5.400%, 08/15/2041	1,480	1,516
4.450%, 08/01/2042	3,345	2,991
Transocean
7.350%, 12/15/2041	2,390	2,784
Valero Energy
10.500%, 03/15/2039	1,868	2,776
6.625%, 06/15/2037	790	902
6.125%, 02/01/2020	1,574	1,802
Weatherford International
5.950%, 04/15/2042	4,025	3,996
Williams
7.750%, 06/15/2031	2,568	2,897
Williams Partners
5.800%, 11/15/2043	1,300	1,322
4.500%, 11/15/2023	1,000	1,002
4.000%, 11/15/2021	375	374

		318,345

Financials — 23.9%
ACE INA Holdings
6.700%, 05/15/2036	3,382	4,307
Aflac
6.900%, 12/17/2039	4,280	5,296
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	6,640	8,174
Alexandria Real Estate Equities
4.600%, 04/01/2022‡	2,150	2,180
American Express
4.050%, 12/03/2042	4,191	3,689

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	167

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ameriprise Financial
4.000%, 10/15/2023	$2,795	$2,826
Aon
4.000%, 11/27/2023	650	650
Assurant
6.750%, 02/15/2034	2,150	2,313
Bank of America
7.625%, 06/01/2019	3,000	3,752
6.000%, 10/15/2036	9,060	10,296
5.875%, 02/07/2042	500	566
5.000%, 05/13/2021	5,450	5,966
4.100%, 07/24/2023	750	753
3.300%, 01/11/2023	3,805	3,600
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	55
Bank One Capital III
8.750%, 09/01/2030	320	411
BBVA Bancomer
6.750%, 09/30/2022 (A)	1,000	1,056
Berkshire Hathaway
4.500%, 02/11/2043	6,709	6,312
3.750%, 08/15/2021	98	102
3.400%, 01/31/2022	56	56
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,455	2,736
4.400%, 05/15/2042	2,745	2,531
4.300%, 05/15/2043	2,255	2,054
2.450%, 12/15/2015	13	14
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	4,839	5,218
Boston Properties‡
4.125%, 05/15/2021	1,000	1,035
3.850%, 02/01/2023	2,700	2,671
3.800%, 02/01/2024	375	366
BRE Properties‡
5.500%, 03/15/2017	750	831
Camden Property Trust‡
4.625%, 06/15/2021	1,250	1,326
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	6,353	6,015
CBL & Associates‡
5.250%, 12/01/2023	1,200	1,205
CDP Financial
5.600%, 11/25/2039 (A)	5,695	6,467
Chase Capital VI
0.867%, 08/01/2028 (B)	1,695	1,373
Chubb
6.500%, 05/15/2038	5,367	6,756
Citigroup
8.125%, 07/15/2039	2,365	3,294
6.875%, 03/05/2038	4,430	5,544
6.875%, 02/15/2098	2,545	2,851
6.675%, 09/13/2043	9,071	10,144
6.125%, 08/25/2036	220	232

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.875%, 02/22/2033	$3,490	$3,584
5.875%, 05/29/2037	2,357	2,612
5.850%, 12/11/2034	30	33
5.500%, 09/13/2025	2,225	2,355
4.950%, 11/07/2043	95	93
3.875%, 10/25/2023	5,935	5,831
CME Group
5.300%, 09/15/2043	2,235	2,340
CNA Financial
5.875%, 08/15/2020	25	29
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	4,875	4,921
5.750%, 12/01/2043	3,875	3,930
5.250%, 05/24/2041	115	120
4.625%, 12/01/2023	750	749
4.500%, 01/11/2021	35	37
3.950%, 11/09/2022	800	775
3.875%, 02/08/2022	55	55
DaimlerChrysler
8.500%, 01/18/2031	660	952
DDR‡
4.625%, 07/15/2022	1,440	1,489
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	26
Devon OEI Operating
7.500%, 09/15/2027	735	932
Discover Bank
8.700%, 11/18/2019	474	604
Discover Financial Services
3.850%, 11/21/2022	1,526	1,466
Duke Realty‡
4.375%, 06/15/2022	195	195
3.875%, 10/15/2022	2,115	2,028
3.625%, 04/15/2023	405	378
ERP Operating‡
4.625%, 12/15/2021	55	59
Essex Portfolio‡
3.250%, 05/01/2023	3,220	2,951
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	500	570
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	5,480	5,555
Ford Holdings
9.300%, 03/01/2030	2,255	3,080
Ford Motor Credit
4.375%, 08/06/2023	1,000	1,013
General Electric Capital MTN
6.875%, 01/10/2039	10,220	12,939
6.750%, 03/15/2032	12,295	15,238
6.000%, 08/07/2019	150	179
5.875%, 01/14/2038	21,470	24,306
4.625%, 01/07/2021	290	319
3.150%, 09/07/2022	2,305	2,239

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs Group
6.750%, 10/01/2037	$13,365	$14,822
6.250%, 02/01/2041	7,669	8,806
6.125%, 02/15/2033	15,235	17,007
5.950%, 01/15/2027	4,265	4,599
5.375%, 03/15/2020	175	196
5.250%, 07/27/2021	123	135
3.700%, 08/01/2015	55	58
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	2,410	3,084
Hartford Financial Services Group
6.625%, 03/30/2040	3,037	3,723
6.100%, 10/01/2041	1,800	2,086
5.950%, 10/15/2036	1,685	1,894
HBOS
6.000%, 11/01/2033 (A)	1,000	977
HCP‡
6.750%, 02/01/2041	1,075	1,278
5.375%, 02/01/2021	1,000	1,099
4.250%, 11/15/2023	8,979	8,942
3.150%, 08/01/2022	100	93
Health Care‡
6.500%, 03/15/2041	455	501
5.125%, 03/15/2043	3,175	2,924
3.750%, 03/15/2023	5,704	5,407
Healthcare Realty Trust‡
5.750%, 01/15/2021	575	630
Healthcare Trust of America Holdings‡
3.700%, 04/15/2023	4,120	3,858
Highmark
6.125%, 05/15/2041 (A)	1,000	907
4.750%, 05/15/2021 (A)	1,330	1,263
HSBC Bank
4.750%, 01/19/2021 (A)	150	163
HSBC Bank USA
7.000%, 01/15/2039	4,270	5,367
5.875%, 11/01/2034	2,590	2,842
5.625%, 08/15/2035	3,965	4,273
HSBC Finance
6.676%, 01/15/2021	1,800	2,095
HSBC Holdings
6.800%, 06/01/2038	2,240	2,765
6.500%, 09/15/2037	5,625	6,709
6.100%, 01/14/2042	115	138
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	980	1,163
ING Bank
5.800%, 09/25/2023 (A)	5,630	5,869
ING US
5.700%, 07/15/2043 (A)	1,580	1,632
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,734
Invesco Finance
5.375%, 11/30/2043	1,185	1,221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
IPIC GMTN MTN
5.500%, 03/01/2022 (A)	$1,180	$1,304
JPMorgan Chase
6.400%, 05/15/2038	3,548	4,238
5.625%, 08/16/2043	1,940	1,978
5.600%, 07/15/2041	4,675	5,106
5.400%, 01/06/2042	7,310	7,769
3.375%, 05/01/2023	2,750	2,557
3.250%, 09/23/2022	500	480
JPMorgan Chase Capital XXI
1.192%, 02/02/2037 (B)	3,200	2,384
KKR Group Finance II
5.500%, 02/01/2043 (A)	8,052	7,436
Liberty Mutual Group
6.500%, 03/15/2035 (A)	190	207
6.500%, 05/01/2042 (A)	7,062	7,893
Lincoln National
6.300%, 10/09/2037	100	116
6.150%, 04/07/2036	45	51
Lloyds TSB Bank MTN
6.500%, 09/14/2020 (A)	520	585
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	1,250	1,385
5.000%, 02/22/2017 (A)	65	71
Macquarie Group
7.300%, 08/01/2014 (A)	50	52
6.250%, 01/14/2021 (A)	40	45
6.000%, 01/14/2020 (A)	100	111
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	2,894
Merrill Lynch
7.750%, 05/14/2038	1,810	2,296
6.110%, 01/29/2037	3,485	3,708
MetLife
10.750%, 08/01/2039	405	600
6.500%, 12/15/2032	350	423
6.400%, 12/15/2036	3,650	3,741
6.375%, 06/15/2034	730	872
5.875%, 02/06/2041	3,820	4,331
5.700%, 06/15/2035	500	554
4.875%, 11/13/2043	4,865	4,784
4.368%, 09/15/2023	1,265	1,313
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	500	571
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,539
Morgan Stanley MTN
7.250%, 04/01/2032	1,855	2,323
6.625%, 04/01/2018	2,700	3,183
6.375%, 07/24/2042	5,990	6,980
6.250%, 08/09/2026	90	104
6.000%, 04/28/2015	100	107
5.000%, 11/24/2025	3,525	3,528
4.100%, 05/22/2023	540	521

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	169

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National City
4.900%, 01/15/2015	$50	$52
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	890	1,252
7.875%, 04/01/2033 (A)	527	628
6.600%, 04/15/2034 (A)	1,767	1,809
New York Life Global Funding
2.450%, 07/14/2016 (A)	50	52
New York Life Insurance
6.750%, 11/15/2039 (A)	7,980	9,846
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,053
PNC Bank
3.800%, 07/25/2023	450	442
PNC Funding
6.700%, 06/10/2019	100	122
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,025
Principal Financial Group
4.625%, 09/15/2042	5,550	5,305
ProLogis‡
4.250%, 08/15/2023	5,362	5,361
Prudential Financial MTN
6.625%, 06/21/2040	625	761
6.200%, 11/15/2040	965	1,121
5.700%, 12/14/2036	5,225	5,698
5.400%, 06/13/2035	2,800	2,931
Prudential Holdings
8.695%, 12/18/2023 (A)	2,750	3,532
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,283
Raymond James Financial
5.625%, 04/01/2024	1,950	2,041
Realty Income‡
4.650%, 08/01/2023	4,670	4,773
3.250%, 10/15/2022	3,006	2,777
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,340	1,359
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	118
Simon Property Group‡
10.350%, 04/01/2019	1,995	2,733
6.750%, 02/01/2040	4,000	5,007
4.750%, 03/15/2042	4,010	3,911
4.375%, 03/01/2021	40	43
SL Green Realty‡
5.000%, 08/15/2018	3,000	3,221
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	2,581	2,264
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,540	5,608
Travelers
6.250%, 06/15/2037	125	152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.350%, 11/01/2040	$1,565	$1,719
4.600%, 08/01/2043	2,460	2,432
Travelers Property Casualty
6.375%, 03/15/2033	320	389
US Bancorp MTN
4.125%, 05/24/2021	22	23
Validus Holdings
8.875%, 01/26/2040	950	1,245
Ventas Realty‡
5.700%, 09/30/2043	5,730	5,919
4.750%, 06/01/2021	1,000	1,060
Wachovia
7.575%, 08/01/2026 (C)	2,375	2,971
5.750%, 06/15/2017	150	173
Wachovia Bank MTN
6.600%, 01/15/2038	6,810	8,479
6.180%, 02/15/2036	1,401	1,661
5.850%, 02/01/2037	3,470	3,943
WEA Finance
6.750%, 09/02/2019 (A)	1,500	1,804
Weingarten Realty Investors‡
3.375%, 10/15/2022	1,884	1,745
Wells Fargo
5.375%, 11/02/2043	3,995	3,944
4.600%, 04/01/2021	40	44
4.125%, 08/15/2023	1,880	1,858
3.500%, 03/08/2022	235	238
Wells Fargo Bank
5.950%, 08/26/2036	3,060	3,515
Weyerhaeuser‡
7.375%, 03/15/2032	220	270
XLIT
5.250%, 12/15/2043	3,835	3,886
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (B)	700	742
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	1,475	1,586

		568,331

Health Care — 5.5%
AbbVie
4.400%, 11/06/2042	11,540	10,549
Aetna
4.500%, 05/15/2042	1,750	1,620
2.750%, 11/15/2022	1,370	1,271
Amgen
6.900%, 06/01/2038	1,575	1,896
5.750%, 03/15/2040	15	16
5.650%, 06/15/2042	2,025	2,121
5.375%, 05/15/2043	2,730	2,775
5.150%, 11/15/2041	6,305	6,202
Ascension Health
4.847%, 11/15/2053	895	873

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AstraZeneca
6.450%, 09/15/2037	$3,745	$4,529
4.000%, 09/18/2042	760	670
Baxter International
3.200%, 06/15/2023	1,050	1,017
Becton Dickinson
3.125%, 11/08/2021	385	378
Bristol-Myers Squibb
6.125%, 05/01/2038	1,675	2,000
Cardinal Health
4.600%, 03/15/2043	2,138	1,973
Catholic Health Initiatives
4.350%, 11/01/2042	3,010	2,666
4.200%, 08/01/2023	2,000	1,989
Celgene
5.700%, 10/15/2040	3,772	3,930
5.250%, 08/15/2043	670	671
City of Hope
5.623%, 11/15/2043	850	833
Coventry Health Care
5.450%, 06/15/2021	1,450	1,611
Covidien International Finance
2.950%, 06/15/2023	810	760
Eli Lilly
7.125%, 06/01/2025	410	531
Express Scripts Holding
6.125%, 11/15/2041	640	717
GlaxoSmithKline Capital
6.375%, 05/15/2038	15	19
2.800%, 03/18/2023	900	850
Hospira
5.800%, 08/12/2023	2,415	2,535
Howard Hughes Medical Institute
3.500%, 09/01/2023	2,250	2,237
Humana
8.150%, 06/15/2038	1,075	1,427
Johnson & Johnson
5.950%, 08/15/2037	1,130	1,361
Kaiser Foundation Hospitals
4.875%, 04/01/2042	1,240	1,193
Mead Johnson Nutrition
5.900%, 11/01/2039	620	673
Medtronic
4.000%, 04/01/2043	6,460	5,733
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,006
Merck
6.550%, 09/15/2037	1,460	1,833
6.500%, 12/01/2033	935	1,177
4.150%, 05/18/2043	3,050	2,788
3.600%, 09/15/2042	1,820	1,513
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	710	822
5.760%, 05/03/2037	1,100	1,288

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mylan
5.400%, 11/29/2043	$1,495	$1,514
North Shore Long Island Jewish Health Care
6.150%, 11/01/2043	630	683
4.800%, 11/01/2042	2,400	2,047
NYU Hospitals Center
5.750%, 07/01/2043	200	209
4.428%, 07/01/2042	2,650	2,258
Perrigo
5.300%, 11/15/2043 (A)	4,110	4,084
Pfizer
7.200%, 03/15/2039	2,030	2,716
4.300%, 06/15/2043	2,060	1,925
Providence Health & Services Obligated Group
4.379%, 10/01/2023	2,400	2,449
Roche Holdings
7.000%, 03/01/2039 (A)	6,985	9,291
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,489
St. Barnabas
4.000%, 07/01/2028	2,240	1,971
Stryker
4.100%, 04/01/2043	1,220	1,102
Sutter Health
2.286%, 08/15/2053	2,000	1,881
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	1,290	1,182
Thermo Fisher Scientific
3.150%, 01/15/2023	1,740	1,619
UnitedHealth Group
6.875%, 02/15/2038	1,411	1,777
6.625%, 11/15/2037	1,750	2,133
6.500%, 06/15/2037	395	475
5.950%, 02/15/2041	95	108
5.800%, 03/15/2036	325	361
5.700%, 10/15/2040	1,055	1,161
4.375%, 03/15/2042	30	28
3.950%, 10/15/2042	2,765	2,353
WellPoint
5.100%, 01/15/2044	1,250	1,227
4.650%, 01/15/2043	1,460	1,340
2.375%, 02/15/2017	20	20
Wyeth
5.950%, 04/01/2037	4,425	5,188

		130,644

Industrials — 6.3%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,840	1,910
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	540	526

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	171

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	$9	$9
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (A)	3,215	3,368
BAE Systems
5.800%, 10/11/2041 (A)	740	776
BAE Systems Finance
7.500%, 07/01/2027 (A)	4,122	5,087
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	16
Boeing
6.875%, 03/15/2039	640	854
6.625%, 02/15/2038	850	1,101
Burlington Northern Santa Fe
7.290%, 06/01/2036	1,333	1,676
6.150%, 05/01/2037	5,280	5,984
5.150%, 09/01/2043	1,450	1,469
4.450%, 03/15/2043	1,250	1,132
4.400%, 03/15/2042	7,040	6,343
Canadian National Railway
4.500%, 11/07/2043	3,800	3,762
Canadian National Railway, Ser 2006
6.200%, 06/01/2036	2,665	3,224
Caterpillar
5.200%, 05/27/2041	640	678
3.803%, 08/15/2042	1,480	1,251
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,461	5,966
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,146	2,149
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	745	741
CSX
4.750%, 05/30/2042	2,800	2,661
Cummins
4.875%, 10/01/2043	1,270	1,286
Deere
3.900%, 06/09/2042	1,970	1,740
EADS Finance
2.700%, 04/17/2023 (A)	5,565	5,161
Eaton
4.150%, 11/02/2042	1,420	1,257
4.000%, 11/02/2032	5,475	5,046
FedEx
4.100%, 04/15/2043	790	678
3.875%, 08/01/2042	4,937	4,094
General Dynamics
3.600%, 11/15/2042	1,715	1,427

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Electric
4.125%, 10/09/2042	$4,905	$4,489
Honeywell International
5.700%, 03/15/2037	300	343
5.375%, 03/01/2041	295	330
Lockheed Martin
4.850%, 09/15/2041	1,885	1,859
4.070%, 12/15/2042	4,472	3,886
Norfolk Southern
6.000%, 03/15/2105	2,045	2,232
6.000%, 05/23/2111	4,285	4,621
5.590%, 05/17/2025	37	41
4.800%, 08/15/2043	3,025	2,944
3.000%, 04/01/2022	1,380	1,322
Northrop Grumman
4.750%, 06/01/2043	3,290	3,105
3.250%, 08/01/2023	6,865	6,465
Pitney Bowes
6.250%, 03/15/2019	15	17
Raytheon
4.700%, 12/15/2041	300	293
Republic Services
5.700%, 05/15/2041	2,035	2,198
3.550%, 06/01/2022	1,620	1,584
Stanley Black & Decker
2.900%, 11/01/2022	1,430	1,339
Sydney Airport Finance
3.900%, 03/22/2023 (A)	2,500	2,409
Union Pacific
4.821%, 02/01/2044 (A)	5,668	5,561
4.750%, 12/15/2043	4,415	4,296
United Airlines, Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 02/15/2027	1,990	2,010
United Technologies
5.700%, 04/15/2040	6,620	7,557
4.500%, 06/01/2042	13,165	12,790
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,401	2,587
Waste Management
7.750%, 05/15/2032	200	263
7.375%, 03/11/2019	25	30
7.100%, 08/01/2026	130	160
6.125%, 11/30/2039	2,870	3,263
4.600%, 03/01/2021	1,645	1,766

		151,132

Information Technology — 2.3%
Apple
3.850%, 05/04/2043	6,865	5,727
Cisco Systems
5.900%, 02/15/2039	3,100	3,477
5.500%, 01/15/2040	1,585	1,702

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Corning
5.750%, 08/15/2040	$345	$383
eBay
4.000%, 07/15/2042	4,375	3,671
EMC
2.650%, 06/01/2020	2,165	2,142
Hewlett-Packard
6.000%, 09/15/2041	2,785	2,754
Intel
4.800%, 10/01/2041	4,025	3,897
4.000%, 12/15/2032	6,797	6,274
2.700%, 12/15/2022	1,895	1,759
International Business Machines
5.875%, 11/29/2032	300	352
4.000%, 06/20/2042	3,683	3,231
3.375%, 08/01/2023	2,050	2,011
Intuit
5.750%, 03/15/2017	25	28
Juniper Networks
5.950%, 03/15/2041	3,000	2,995
Microsoft
5.300%, 02/08/2041	895	951
4.500%, 10/01/2040	695	661
3.500%, 11/15/2042	4,625	3,713
Motorola Solutions
7.500%, 05/15/2025	1,480	1,779
3.500%, 03/01/2023	670	621
Oracle
6.500%, 04/15/2038	5,180	6,299

		54,427

Materials — 4.0%
Alcan
7.250%, 03/15/2031	800	985
ArcelorMittal
7.250%, 03/01/2041	2,025	1,924
Barrick North America Finance
7.500%, 09/15/2038	15	15
5.750%, 05/01/2043	14,395	12,660
BHP Billiton Finance USA
5.000%, 09/30/2043	11,100	11,216
Dow Chemical
7.375%, 11/01/2029	1,020	1,302
5.250%, 11/15/2041	350	352
4.375%, 11/15/2042	4,630	4,092
E.I. du Pont de Nemours
2.800%, 02/15/2023	1,505	1,401
Freeport-McMoRan Copper
5.450%, 03/15/2043	8,118	7,619
3.875%, 03/15/2023	2,745	2,578
Georgia Pacific
8.875%, 05/15/2031	2,055	2,872
International Paper
8.700%, 06/15/2038	1,000	1,383

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LYB International Finance BV
5.250%, 07/15/2043	$2,625	$2,644
Mosaic
5.625%, 11/15/2043	2,995	3,049
4.250%, 11/15/2023	1,575	1,567
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	1,155	1,126
Newcrest Finance
5.750%, 11/15/2041 (A)	5,891	4,311
Newmont Mining
5.875%, 04/01/2035	100	87
4.875%, 03/15/2042	5,546	4,123
Nucor
5.200%, 08/01/2043	2,000	1,938
Praxair
3.550%, 11/07/2042	1,275	1,048
Rio Tinto Finance USA
9.000%, 05/01/2019	150	197
5.200%, 11/02/2040	20	20
4.750%, 03/22/2042	95	90
4.125%, 08/21/2042	405	348
3.500%, 11/02/2020	20	20
Rock Tenn
4.000%, 03/01/2023	825	801
Rohm & Haas
7.850%, 07/15/2029	5,430	7,190
Southern Copper
7.500%, 07/27/2035	790	821
6.750%, 04/16/2040	270	257
5.250%, 11/08/2042	430	346
Teck Resources
5.400%, 02/01/2043	3,240	2,923
5.200%, 03/01/2042	340	294
Union Carbide
7.750%, 10/01/2096	25	27
Vale
5.625%, 09/11/2042	5,475	4,847
Vale Overseas
6.875%, 11/21/2036	2,000	2,047
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	5,197	4,985
5.300%, 10/25/2042 (A)	1,365	1,233

		94,738

Telecommunication Services — 8.8%
Alltel
7.875%, 07/01/2032	1,135	1,479
6.800%, 05/01/2029	1,050	1,221
America Movil
6.375%, 03/01/2035	50	54
6.125%, 03/30/2040	1,815	1,932
4.375%, 07/16/2042	5,345	4,461
AT&T
6.500%, 09/01/2037	3,982	4,414

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	173

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.300%, 01/15/2038	$13,660	$14,779
6.150%, 09/15/2034	350	373
5.600%, 05/15/2018	40	46
5.550%, 08/15/2041	4,485	4,458
5.350%, 09/01/2040	7,760	7,500
4.350%, 06/15/2045	13,038	10,784
4.300%, 12/15/2042	5,808	4,845
3.000%, 02/15/2022	20	19
2.625%, 12/01/2022	6,787	6,054
Brasil Telcom
5.750%, 02/10/2022 (A)	710	642
British Telecommunications
9.625%, 12/15/2030	3,180	4,723
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	990	893
Crown Castle Towers
6.113%, 01/15/2020 (A)	1,682	1,892
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,511	3,760
8.750%, 06/15/2030	1,460	2,060
4.875%, 03/06/2042 (A)	2,845	2,716
GTE
8.750%, 11/01/2021	100	129
6.940%, 04/15/2028	1,310	1,504
Koninklijke KPN
8.375%, 10/01/2030	3,635	4,581
Orange
5.375%, 01/13/2042	1,795	1,798
Qwest
7.250%, 09/15/2025	1,400	1,493
Rogers Communications
5.450%, 10/01/2043	4,100	4,141
4.500%, 03/15/2043	2,232	1,920
Telecom Italia Capital
7.721%, 06/04/2038	370	355
6.175%, 06/18/2014	33	34
6.000%, 09/30/2034	1,120	939
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	6,823	6,724
Telefonica Emisiones SAU
7.045%, 06/20/2036	3,765	4,094
6.421%, 06/20/2016	75	84
6.221%, 07/03/2017	65	74
5.462%, 02/16/2021	72	76
4.570%, 04/27/2023	3,430	3,399
Verizon Communications
8.750%, 11/01/2018	107	138
7.750%, 12/01/2030	650	814
7.350%, 04/01/2039	1,350	1,661
6.900%, 04/15/2038	40	47
6.550%, 09/15/2043	41,777	47,545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.400%, 09/15/2033	$16,337	$18,238
6.000%, 04/01/2041	2,500	2,664
5.850%, 09/15/2035	2,700	2,818
4.750%, 11/01/2041	8,810	8,010
3.850%, 11/01/2042	870	696
Vodafone Group
7.875%, 02/15/2030	1,705	2,171
6.150%, 02/27/2037	300	326
4.375%, 02/19/2043	10,320	8,797
2.950%, 02/19/2023	4,380	4,006

		208,411

Utilities — 12.5%
AGL Capital
6.375%, 07/15/2016	100	112
5.875%, 03/15/2041	2,000	2,236
4.400%, 06/01/2043	1,825	1,662
3.500%, 09/15/2021	68	68
Alabama Power
5.200%, 06/01/2041	155	164
American Transmission Systems
5.250%, 01/15/2022 (A)	1,135	1,201
Appalachian Power
7.000%, 04/01/2038	600	723
6.700%, 08/15/2037	50	58
5.800%, 10/01/2035	125	131
4.600%, 03/30/2021	605	654
Arizona Public Service
8.750%, 03/01/2019	1,005	1,298
4.500%, 04/01/2042	12	11
Baltimore Gas & Electric
6.350%, 10/01/2036	125	145
5.200%, 06/15/2033	1,620	1,627
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,269
Bruce Mansfield Unit
6.850%, 06/01/2034	3,632	3,780
CenterPoint Energy Resources
6.625%, 11/01/2037	1,037	1,280
6.250%, 02/01/2037	1,525	1,708
4.500%, 01/15/2021	40	43
Centrica
5.375%, 10/16/2043 (A)	4,220	4,182
Cleco Power
6.000%, 12/01/2040	1,690	1,869
Connecticut Light & Power
2.500%, 01/15/2023	1,200	1,115
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,434
6.200%, 06/15/2036	65	78
5.700%, 06/15/2040	40	46
5.500%, 12/01/2039	75	83
3.950%, 03/01/2043	3,030	2,723

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dominion Gas Holdings
4.800%, 11/01/2043 (A)	$995	$974
Dominion Resources
5.250%, 08/01/2033	5,765	6,159
4.900%, 08/01/2041	2,885	2,824
4.050%, 09/15/2042	1,000	857
DTE Electric
3.950%, 06/15/2042	80	71
3.900%, 06/01/2021	30	32
DTE Energy
6.375%, 04/15/2033	120	137
Duke Energy
3.950%, 10/15/2023	3,285	3,314
3.050%, 08/15/2022	3,380	3,244
2.150%, 11/15/2016	25	26
Duke Energy Carolinas
6.450%, 10/15/2032	110	131
6.100%, 06/01/2037	2,010	2,325
5.300%, 02/15/2040	5,760	6,312
4.000%, 09/30/2042	6,115	5,521
3.900%, 06/15/2021	50	53
3.550%, 09/15/2021	17	17
Duke Energy Florida
6.400%, 06/15/2038	360	450
Duke Energy Indiana
6.350%, 08/15/2038	3,255	4,039
4.900%, 07/15/2043	1,330	1,383
Duke Energy Progress
6.300%, 04/01/2038	130	158
4.100%, 05/15/2042	750	689
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,634
El Paso Electric
3.300%, 12/15/2022	925	877
Electricite de France
5.250%, 12/29/2049 (A) (B)	720	712
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,066
Enel Finance International
6.000%, 10/07/2039 (A)	680	655
Entergy Louisiana
4.440%, 01/15/2026	1,420	1,445
Exelon
5.625%, 06/15/2035	500	496
Exelon Generation
6.250%, 10/01/2039	4,480	4,513
5.750%, 10/01/2041	5,465	5,258
5.600%, 06/15/2042	4,200	3,938
5.200%, 10/01/2019	100	110
FirstEnergy, Ser C
7.375%, 11/15/2031	3,383	3,578
Florida Power & Light
5.960%, 04/01/2039	2,390	2,868

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.690%, 03/01/2040	$4,163	$4,856
4.050%, 06/01/2042	1,250	1,149
3.800%, 12/15/2042	2,215	1,951
Georgia Power
5.650%, 03/01/2037	105	114
5.400%, 06/01/2040	8,270	8,688
4.300%, 03/15/2042	7,325	6,623
4.300%, 03/15/2043	600	542
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	750	814
Indiana Michigan Power
6.050%, 03/15/2037	280	309
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	710	804
4.875%, 11/01/2041 (A)	1,290	1,254
4.650%, 06/01/2043 (A)	4,350	4,046
International Transmission
4.625%, 08/15/2043 (A)	1,000	997
ITC Holdings
5.300%, 07/01/2043	1,210	1,190
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	450	453
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	2,059	2,042
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,041
Kentucky Utilities
5.125%, 11/01/2040	2,425	2,596
KeySpan Gas East
5.819%, 04/01/2041 (A)	3,966	4,504
Louisville Gas & Electric
4.650%, 11/15/2043	3,150	3,144
Massachusetts Electric
5.900%, 11/15/2039 (A)	70	78
MidAmerican Energy MTN
6.750%, 12/30/2031	475	592
5.800%, 10/15/2036	856	979
MidAmerican Energy Holdings
6.500%, 09/15/2037	4,125	4,844
6.125%, 04/01/2036	7,815	8,839
5.950%, 05/15/2037	245	269
5.150%, 11/15/2043 (A)	2,000	2,012
Monongahela Power
5.400%, 12/15/2043 (A)	4,200	4,236
Nevada Power
6.650%, 04/01/2036	100	123
NextEra Energy Capital Holdings
6.000%, 03/01/2019	1,530	1,764
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,742
Nisource Finance
5.950%, 06/15/2041	220	231
5.800%, 02/01/2042	900	905
4.800%, 02/15/2044	3,830	3,420

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	175

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Northeast Utilities
2.800%, 05/01/2023	$1,335	$1,228
Northern States Power
7.125%, 07/01/2025	475	604
6.200%, 07/01/2037	2,500	3,034
3.400%, 08/15/2042	645	528
2.600%, 05/15/2023	1,760	1,641
Oglethorpe Power
5.375%, 11/01/2040	1,745	1,778
5.250%, 09/01/2050	65	64
Oncor Electric Delivery
7.000%, 09/01/2022	175	212
6.800%, 09/01/2018	35	42
5.300%, 06/01/2042	4,974	5,229
5.250%, 09/30/2040	4,050	4,113
4.550%, 12/01/2041	4,760	4,534
4.100%, 06/01/2022	2,150	2,198
Pacific Gas & Electric
6.250%, 03/01/2039	4,340	5,002
6.050%, 03/01/2034	5,610	6,345
5.800%, 03/01/2037	1,205	1,317
4.600%, 06/15/2043	3,300	3,091
3.250%, 09/15/2021	18	18
PacifiCorp
6.000%, 01/15/2039	1,835	2,166
4.100%, 02/01/2042	1,205	1,105
Peco Energy
4.800%, 10/15/2043	1,505	1,538
Pennsylvania Electric
6.150%, 10/01/2038	3,600	3,788
6.050%, 09/01/2017	50	56
Piedmont Natural Gas
4.650%, 08/01/2043	830	826
Potomac Electric Power
4.950%, 11/15/2043	950	953
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,182
PPL Energy Supply
4.600%, 12/15/2021	100	97
Progress Energy
7.050%, 03/15/2019	1,720	2,084
4.400%, 01/15/2021	25	27
PSEG Power
5.125%, 04/15/2020	50	55
4.300%, 11/15/2023	2,155	2,156
4.150%, 09/15/2021	127	130
Public Service Electric & Gas MTN
3.750%, 03/15/2024	2,150	2,201
3.650%, 09/01/2042	4,075	3,483
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,440
3.950%, 03/15/2043	5,440	4,897
Public Service of Oklahoma
4.400%, 02/01/2021	27	29

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Puget Sound Energy
5.795%, 03/15/2040	$130	$149
San Diego Gas & Electric
6.000%, 06/01/2026	625	758
Saudi Electricity Global Sukuk 2
5.060%, 04/08/2043 (A)	1,700	1,553
Sempra Energy
9.800%, 02/15/2019	50	67
6.000%, 10/15/2039	4,000	4,457
South Carolina Electric & Gas
5.450%, 02/01/2041	85	94
Southern California Edison
6.000%, 01/15/2034	175	205
5.950%, 02/01/2038	510	600
5.500%, 03/15/2040	70	79
4.650%, 10/01/2043	13,760	13,799
4.050%, 03/15/2042	6,405	5,849
Southern California Gas
3.750%, 09/15/2042	1,730	1,531
Southern Power
5.250%, 07/15/2043	1,235	1,231
Southwestern Electric Power
6.200%, 03/15/2040	4,019	4,430
Southwestern Public Service
8.750%, 12/01/2018	40	52
4.500%, 08/15/2041	1,660	1,631
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,000	2,519
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,141
Union Electric
8.450%, 03/15/2039	2,930	4,479
Virginia Electric and Power
8.875%, 11/15/2038	235	365
4.650%, 08/15/2043	2,530	2,529
Westar Energy
4.625%, 09/01/2043	3,190	3,207
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		298,636

Total Corporate Obligations (Cost $2,310,429) ($ Thousands)		2,199,613

MUNICIPAL BONDS — 2.6%
City of Chicago, GO
6.257%, 01/01/2040	1,280	1,139
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,395	3,909
City of New York, GO
5.985%, 12/01/2036	1,175	1,314
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, RB
6.000%, 11/01/2040	1,250	1,458

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, Build America Project, RB
6.000%, 11/01/2040	$400	$467
Dallas Area, Rapid Transit, Build America Project, RB
5.022%, 12/01/2048	640	673
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	3,280	3,402
Illinois, Finance Authority, RB
4.000%, 06/01/2047	1,000	797
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	2,280	2,689
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	1,000	1,211
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	1,905	2,123
Metropolitan Water Reclamation District of Greater Chicago, RB
5.720%, 12/01/2038	2,000	2,180
Michigan State University, Build America Project, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	850	901
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	1,800	1,833
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	4,770	5,144
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	550	743
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	886
New York City, Build America Project, GO
5.206%, 10/01/2031	1,500	1,574
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,150	1,391
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	1,685	1,772

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohio State, Water Development Authority, Build America Project, RB
4.879%, 12/01/2034	$1,375	$1,430
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	495	484
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	600	530
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	335	396
State of California, Build America Project, GO
7.300%, 10/01/2039	800	1,037
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,443
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	900	980
State of Illinois, Build America Project, GO
5.100%, 06/01/2033	1,450	1,323
State of New York, Build America Project, RB
5.770%, 03/15/2039	5,315	6,022
State of Texas, Build America Project, GO
5.517%, 04/01/2039	500	574
State of Texas, Ser A, GO
4.631%, 04/01/2033	1,500	1,524
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,730	1,881
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	815	887
University of California, Build America Project, RB
5.770%, 05/15/2043	250	283
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	6,635	5,875

Total Municipal Bonds (Cost $63,361) ($ Thousands)		61,275

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FNMA
0.007%, 01/02/2014 (D)	2,650	2,650

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	177

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Concluded)

November 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Tennessee Valley Authority
5.375%, 04/01/2056	$3,935	$4,151
3.500%, 12/15/2042	2,525	2,027

Total U.S. Government Agency Obligations (Cost $10,462) ($ Thousands)		8,828

SOVEREIGN DEBT — 0.2%
Federal Republic of Brazil
4.250%, 01/07/2025	1,400	1,316
International Bank for Reconstruction & Development MTN
3.541%, 10/31/2030 (D)	2,605	1,204
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,425	2,995

Total Sovereign Debt (Cost $6,023) ($ Thousands)		5,515

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	568	563

Total Asset-Backed Security (Cost $567) ($ Thousands)		563

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bills (D) (E)
0.036%, 12/05/2013	850	850
U.S. Treasury Bonds
3.750%, 11/15/2043	18,715	18,519
3.625%, 08/15/2043	34,320	33,180
2.875%, 05/15/2043	4,185	3,474
U.S. Treasury Notes
2.750%, 11/15/2023	3,365	3,368
1.750%, 05/15/2023	1,189	1,095

Total U.S. Treasury Obligations (Cost $60,368) ($ Thousands)		60,486

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	37,996,627	37,997

Total Cash Equivalent (Cost $37,997) ($ Thousands)		37,997

Total Investments — 99.9% (Cost $2,489,207) ($ Thousands)		$2,374,277

A list of the open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(618)	Mar-2014	$160
U.S. 2-Year Treasury Note	(371)	Apr-2014	(30)
U.S. 5-Year Treasury Note	(396)	Apr-2014	(73)
U.S. Long Treasury Bond	152	Mar-2014	113
U.S. Ultra Long Treasury Bond	496	Mar-2014	(34)

			$136

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,377,297 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,199,613	$—	$2,199,613
Municipal Bonds	—	61,275	—	61,275
U.S. Government Agency
Obligations	—	8,828	—	8,828
Sovereign Debt	—	5,515	—	5,515
Asset-Backed Security	—	563	—	563
U.S. Treasury Obligations	—	60,486	—	60,486
Cash Equivalent	37,997	—	—	37,997

Total Investments in Securities	$37,997	$2,336,280	$—	$2,374,277

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$273	$—	$—	$273
Unrealized Depreciation	(137)	—	—	(137)

Total Other Financial Instruments	$136	$—	$—	$136

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 41.1%

Consumer Discretionary — 2.7%
Amazon.com
0.650%, 11/27/2015	$825	$825
Comcast
5.850%, 11/15/2015	350	385
DIRECTV Holdings LLC
3.550%, 03/15/2015	650	673
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (A)	750	796
Hasbro
6.125%, 05/15/2014	300	307
Maytag MTN
6.450%, 08/15/2014	1,300	1,353
NBCUniversal Enterprise
0.929%, 04/15/2018 (A) (B)	1,400	1,408
0.781%, 04/15/2016 (A) (B)	765	769
NBCUniversal Media LLC
2.100%, 04/01/2014	1,608	1,617
Newell Rubbermaid
2.000%, 06/15/2015	700	710
Nissan Motor Acceptance
0.950%, 09/26/2016 (A) (B)	2,285	2,288
Thomson Reuters
0.875%, 05/23/2016	1,250	1,252
Time Warner Cable
7.500%, 04/01/2014	1,680	1,717
5.850%, 05/01/2017	950	1,047
Viacom
1.250%, 02/27/2015	590	593

		15,740

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 2.8%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/2015	$1,200	$1,249
BAT International Finance
1.400%, 06/05/2015 (A)	1,365	1,378
Campbell Soup
0.542%, 08/01/2014 (B)	550	551
ConAgra Foods
1.300%, 01/25/2016	1,250	1,257
General Mills
0.537%, 01/29/2016 (B)	1,250	1,251
Heineken
0.800%, 10/01/2015 (A)	390	390
Kellogg
0.469%, 02/13/2015 (B)	1,000	1,001
Kimberly-Clark
0.361%, 05/15/2016 (B)	1,390	1,392
Kraft Foods Group
1.625%, 06/04/2015	750	761
PepsiCo
0.436%, 07/30/2015 (B)	1,720	1,722
Philip Morris International
2.500%, 05/16/2016	750	782
Providence Health & Services Obligated Group
1.048%, 10/01/2016 (B)	1,450	1,442
Reynolds American
1.050%, 10/30/2015	310	311
SABMiller Holdings
0.932%, 08/01/2018 (A) (B)	750	754
Walgreen
0.754%, 03/13/2014 (B)	1,600	1,602

		15,843

Energy — 1.9%
BP Capital Markets
0.749%, 05/10/2018 (B)	1,500	1,497
0.700%, 11/06/2015	1,820	1,827
Kinder Morgan Energy Partners
5.000%, 12/15/2013	750	751
Schlumberger Investment
0.806%, 09/12/2014 (A) (B)	870	873
Schlumberger Norge
1.250%, 08/01/2017 (A)	205	203
Shell International Finance BV
0.451%, 11/15/2016 (B)	1,670	1,670
Statoil
0.699%, 11/08/2018 (B)	1,150	1,157
Total Capital Canada
0.624%, 01/15/2016 (B)	1,810	1,820
TransCanada PipeLines
0.750%, 01/15/2016	1,175	1,174

		10,972

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	179

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 25.0%
Abbey National Treasury Services
3.875%, 11/10/2014 (A)	$1,400	$1,440
ABN AMRO Bank
1.375%, 01/22/2016 (A)	2,000	2,017
1.036%, 10/28/2016 (A) (B)	850	851
American Express
0.828%, 05/22/2018 (B)	1,000	999
American Express Centurion Bank
0.689%, 11/13/2015 (B)	1,210	1,213
American Express Credit
0.747%, 07/29/2016 (B)	775	779
American Honda Finance MTN
1.000%, 08/11/2015 (A)	1,243	1,251
0.612%, 05/26/2016 (A) (B)	2,600	2,603
American International Group
4.250%, 09/15/2014	1,350	1,388
Australia & New Zealand Banking Group
0.801%, 05/15/2018 (B)	625	625
Bank of America
1.500%, 10/09/2015	1,615	1,631
1.281%, 01/15/2019 (B)	1,000	1,003
1.250%, 01/11/2016	850	854
Bank of Montreal MTN
0.843%, 04/09/2018 (B)	1,000	1,001
0.764%, 07/15/2016 (B)	525	528
0.498%, 09/24/2015 (B)	1,050	1,051
Bank of New York Mellon MTN
0.699%, 03/06/2018 (B)	700	700
0.469%, 03/04/2016 (B)	1,150	1,148
Bank of Nova Scotia
1.850%, 01/12/2015	2,295	2,332
0.950%, 03/15/2016	500	501
0.764%, 07/15/2016 (B)	1,500	1,508
0.696%, 09/11/2015 (B)	625	627
Bank of Tokyo-Mitsubishi UFJ
0.868%, 09/09/2016 (A) (B)	500	502
0.687%, 02/26/2016 (A) (B)	750	750
BB&T MTN
1.114%, 06/15/2018 (B)	890	896
Berkshire Hathaway
0.800%, 02/11/2016	1,700	1,707
BNP Paribas MTN
3.003%, 12/20/2014 (B)	1,530	1,572
BPCE MTN
1.488%, 04/25/2016 (B)	950	963
Branch Banking & Trust
0.674%, 12/02/2016 (B)	2,930	2,927
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	528
0.766%, 07/18/2016 (B)	1,300	1,306

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One
0.700%, 03/22/2016 (B)	$1,250	$1,247
Capital One Bank USA
1.150%, 11/21/2016	800	800
Capital One Financial
1.394%, 07/15/2014 (B)	2,126	2,135
CDP Financial
3.000%, 11/25/2014 (A)	1,000	1,024
Citigroup
1.250%, 01/15/2016	2,800	2,813
0.921%, 11/15/2016 (B)	1,000	1,001
Commonwealth Bank of Australia
0.753%, 09/20/2016 (A) (B)	1,250	1,253
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.732%, 03/18/2016 (B)	1,000	1,002
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
2.125%, 10/13/2015	1,940	1,994
Credit Agricole
1.096%, 10/03/2016 (A) (B)	2,025	2,032
Credit Agricole Home Loan SFH
0.992%, 07/21/2014 (A) (B)	800	803
Credit Suisse USA
5.375%, 03/02/2016	890	979
Daimler Finance North America LLC
1.250%, 01/11/2016 (A)	1,945	1,953
1.102%, 08/01/2018 (A) (B)	800	805
0.922%, 08/01/2016 (A) (B)	2,010	2,014
Danske Bank
1.294%, 04/14/2014 (A) (B)	775	777
ERAC USA Finance LLC
2.250%, 01/10/2014 (A)	186	186
1.400%, 04/15/2016 (A)	335	336
Fifth Third Bank
0.748%, 11/18/2016 (B)	1,300	1,301
0.647%, 02/26/2016 (B)	1,320	1,320
Ford Motor Credit LLC
1.489%, 05/09/2016 (B)	1,170	1,188
General Electric Capital
1.279%, 07/02/2015 (B)	1,635	1,657
1.109%, 05/09/2016 (B)	625	631
0.959%, 04/02/2018 (B)	500	502
Goldman Sachs Group MTN
1.600%, 11/23/2015	875	886
1.436%, 04/30/2018 (B)	875	881
1.341%, 11/15/2018 (B)	500	498
1.239%, 11/21/2014 (B)	810	815
0.744%, 01/12/2015 (B)	1,170	1,169
HSBC Bank
1.044%, 01/17/2014 (A) (B)	639	640
0.881%, 05/15/2018 (A) (B)	650	652

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Bank USA NY
4.625%, 04/01/2014	$1,200	$1,216
HSBC USA
2.375%, 02/13/2015	570	583
Hyundai Capital America
1.625%, 10/02/2015 (A)	870	875
ING Bank
1.891%, 09/25/2015 (A) (B)	1,390	1,422
ING US
2.900%, 02/15/2018	650	668
International Lease Finance
6.500%, 09/01/2014 (A)	850	883
Intesa Sanpaolo
3.125%, 01/15/2016	650	664
JPMorgan Chase
1.138%, 01/25/2018 (B)	675	679
1.038%, 01/24/2014 (B)	130	130
0.904%, 10/15/2015 (B)	585	587
0.857%, 02/26/2016 (B)	2,330	2,334
KeyBank
0.727%, 11/25/2016 (B)	1,490	1,492
Lloyds TSB Bank MTN
4.375%, 01/12/2015 (A)	371	386
Manufacturers & Traders Trust
0.558%, 03/07/2016 (B)	1,210	1,207
MetLife Institutional Funding II
0.613%, 01/06/2015 (A) (B)	1,630	1,634
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (A)	1,000	1,016
1.500%, 01/10/2018 (A)	740	731
Monumental Global Funding
0.444%, 01/15/2014 (A) (B)	437	437
Morgan Stanley
1.488%, 02/25/2016 (B)	3,020	3,060
National Rural Utilities Cooperative Finance MTN
0.537%, 11/23/2016 (B)	2,970	2,967
New York Life Global Funding
0.800%, 02/12/2016 (A)	790	795
0.589%, 05/23/2016 (A) (B)	1,750	1,757
Nissan Motor Acceptance
4.500%, 01/30/2015 (A)	835	870
Nordea Bank
0.699%, 05/13/2016 (A) (B)	900	903
PACCAR Financial MTN
0.509%, 02/08/2016 (B)	1,000	1,001
Pentair Finance
1.350%, 12/01/2015	345	347
Petrobras Global Finance
1.857%, 05/20/2016 (B)	2,800	2,777
PNC Bank
0.800%, 01/28/2016	1,000	1,001
0.557%, 04/29/2016 (B)	1,730	1,731

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pricoa Global Funding I
5.450%, 06/11/2014 (A)	$1,271	$1,304
1.150%, 11/25/2016 (A)	800	800
Principal Life Global Funding II
1.000%, 12/11/2015 (A)	1,265	1,268
0.868%, 07/09/2014 (A) (B)	400	402
0.606%, 05/27/2016 (A) (B)	1,030	1,032
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	540	550
Prudential Financial MTN
5.100%, 09/20/2014	479	496
1.021%, 08/15/2018 (B)	1,250	1,252
Royal Bank of Canada MTN
1.125%, 07/22/2016	1,450	1,459
0.850%, 03/08/2016	2,280	2,273
0.628%, 03/08/2016 (B)	800	802
Royal Bank of Scotland Group
2.550%, 09/18/2015	295	302
Simon Property Group‡
6.750%, 05/15/2014	900	911
SLM MTN
3.875%, 09/10/2015	400	412
Societe Generale
1.328%, 10/01/2018 (B)	1,000	1,002
Sumitomo Mitsui Banking
1.350%, 07/18/2015	650	656
SunTrust Banks
3.600%, 04/15/2016	1,250	1,324
Svenska Handelsbanken
0.721%, 09/23/2016 (B)	1,500	1,502
Toronto-Dominion Bank MTN
0.716%, 09/09/2016 (B)	850	851
0.418%, 05/01/2015 (B)	1,405	1,405
Toyota Motor Credit
0.529%, 05/17/2016 (B)	2,760	2,766
Travelers
6.250%, 06/20/2016	2,000	2,267
UBS MTN
5.875%, 07/15/2016	1,000	1,112
Union Bank
1.000%, 09/29/2016 (B)	400	403
USAA Capital
3.500%, 07/17/2014 (A)	450	459
Ventas Realty‡
1.550%, 09/26/2016	750	755
Volkswagen International Finance
0.676%, 11/18/2016 (A) (B)	2,760	2,759
2.875%, 04/01/2016 (A)	1,575	1,646
Wells Fargo MTN
1.500%, 07/01/2015	750	760
0.869%, 04/23/2018 (B)	1,250	1,253
0.772%, 07/20/2016 (B)	2,270	2,278
Western Union
2.375%, 12/10/2015	145	149
1.239%, 08/21/2015 (B)	625	627

		143,885

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	181

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 2.0%
AbbVie
1.200%, 11/06/2015	$700	$707
Baxter International
0.426%, 12/11/2014 (B)	1,300	1,302
Express Scripts Holding
2.750%, 11/21/2014	2,050	2,092
GlaxoSmithKline Capital
0.700%, 03/18/2016	1,250	1,250
McKesson
0.950%, 12/04/2015	395	395
Merck
0.429%, 05/18/2016 (B)	1,500	1,505
Mylan
1.350%, 11/29/2016	950	952
Perrigo
1.300%, 11/08/2016 (A)	265	265
Quest Diagnostics
1.100%, 03/24/2014 (B)	625	626
Teva Pharmaceutical Finance III BV
0.750%, 03/21/2014 (B)	2,090	2,091
Thermo Fisher Scientific
2.050%, 02/21/2014	189	189
WellPoint
1.250%, 09/10/2015	211	213

		11,587

Industrials — 1.3%
Canadian National Railway
0.438%, 11/06/2015 (B)	1,970	1,971
Caterpillar Financial Services MTN
0.357%, 11/25/2015 (B)	1,500	1,499
General Electric
0.850%, 10/09/2015	2,995	3,012
Kansas City Southern de Mexico
0.937%, 10/28/2016 (A) (B)	350	350
Penske Truck Leasing
2.500%, 07/11/2014 (A)	85	86
Precision Castparts
0.700%, 12/20/2015	235	236

		7,154

Information Technology — 0.8%
Dell
0.848%, 04/01/2014 (B)	500	497
Hewlett-Packard
0.661%, 05/30/2014 (B)	1,550	1,549
TSMC Global
0.950%, 04/03/2016 (A)	550	548
Xerox
1.059%, 05/16/2014 (B)	1,963	1,966

		4,560

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 1.4%
Glencore Funding LLC
1.396%, 05/27/2016 (A) (B)	$1,350	$1,340
Monsanto
0.438%, 11/07/2016 (B)	1,390	1,391
Rio Tinto Finance USA
8.950%, 05/01/2014	1,000	1,034
1.094%, 06/17/2016 (B)	2,260	2,277
Xstrata Finance Canada
2.050%, 10/23/2015 (A)	1,750	1,765
Yara International
5.250%, 12/15/2014 (A)	450	468

		8,275

Telecommunication Services — 1.5%
AT&T
0.624%, 02/12/2016 (B)	2,850	2,840
BellSouth
5.200%, 09/15/2014	361	374
Verizon Communications
2.002%, 09/14/2018 (B)	935	984
1.782%, 09/15/2016 (B)	1,310	1,350
0.459%, 03/06/2015 (A) (B)	1,550	1,547
Vodafone Group
0.623%, 02/19/2016 (B)	1,200	1,203

		8,298

Utilities — 1.7%
Dominion Gas Holdings LLC
1.050%, 11/01/2016 (A)	1,000	1,001
Dominion Resources
1.800%, 03/15/2014	1,050	1,054
Duke Energy
6.300%, 02/01/2014	1,030	1,039
Duke Energy Indiana
0.596%, 07/11/2016 (B)	385	386
Georgia Power
0.641%, 08/15/2016 (B)	1,700	1,701
0.625%, 11/15/2015	2,700	2,701
NextEra Energy Capital Holdings
1.339%, 09/01/2015	900	904
Pacific Gas & Electric
6.250%, 12/01/2013	500	500
Sempra Energy
1.014%, 03/15/2014 (B)	600	601

		9,887

Total Corporate Obligations (Cost $235,436) ($ Thousands)		236,201

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 32.0%

Automotive — 19.7%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (A)	$410	$416
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,008	1,017
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	675	676
Ally Auto Receivables Trust, Ser 2012-5, Cl A3
0.620%, 03/15/2017	700	701
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A2
0.510%, 12/22/2014	1,258	1,258
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	325	326
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	1,600	1,601
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,145	1,147
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.038%, 01/15/2016 (B)	1,833	1,835
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	1,245	1,254
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,650	1,664
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	515	519
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.618%, 02/15/2018 (B)	610	609
Ally Master Owner Trust, Ser 2013-2, Cl A
0.618%, 04/15/2018 (B)	1,425	1,422
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (A)	443	442
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (A)	783	783

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	$452	$452
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	325	329
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	28	28
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	620	621
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	1,045	1,052
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	29	29
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/2016	1,054	1,058
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	231	231
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	675	675
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	629	629
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	930	927
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	1,185	1,186
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.549%, 07/08/2015 (B)	330	330
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.718%, 03/15/2020 (A) (B)	1,082	1,084

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	183

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.468%, 01/15/2021 (A) (B)	$1,717	$1,715
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	585	585
BMW Vehicle Lease Trust, Ser 2012-1, Cl A4
0.930%, 09/21/2015	965	967
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (A)	2,745	2,757
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.546%, 03/21/2016 (B)	1,070	1,070
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	150	150
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	20	20
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	899
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	329	330
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	385	385
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	226
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	318	318
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.419%, 04/07/2024 (A) (B)	1,140	1,148
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.924%, 11/07/2023 (A) (B)	1,891	1,895
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.619%, 05/07/2024 (A) (B)	1,200	1,202
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.619%, 01/07/2025 (A) (B)	880	881
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (A)	540	540
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl B
3.960%, 09/15/2019 (A)	1,030	1,056

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (A)	$250	$252
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (A)	560	560
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	660	660
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (A)	744	746
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (A)	816	816
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (A)	1,845	1,845
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	1,005	1,006
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (A)	870	875
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	466	465
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	1,350	1,352
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 10/15/2015 (A)	375	375
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	1,520	1,521
Ford Credit Auto Lease Trust, Ser 2013-B, Cl A2B
0.438%, 01/15/2016 (B)	535	535
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	80	80
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	899
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	386	386
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	1,075	1,075
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.768%, 02/15/2016 (B)	847	848

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.638%, 01/15/2016 (B)	$913	$913
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	875	897
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.548%, 01/15/2018 (B)	2,145	2,146
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.638%, 09/15/2018	655	655
GE Dealer Floorplan Master Note Trust, Ser 2011-1, Cl A
0.768%, 07/20/2016 (B)	2,525	2,530
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.738%, 02/20/2017 (B)	2,678	2,686
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.658%, 06/20/2017 (B)	1,625	1,629
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.608%, 10/20/2017 (B)	2,465	2,468
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	443	444
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	1,700	1,702
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	1,000	999
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.716%, 12/10/2027 (A) (B)	845	845
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.216%, 12/10/2027 (A) (B)	1,650	1,650
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/2015 (A)	751	753
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (A)	418	424
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	174	175
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	585	584

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A3
0.480%, 11/21/2016	$375	$375
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	545	544
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	7	7
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	425	433
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	675	676
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	2,200	2,213
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/2014	297	297
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	965	966
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	985	985
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	98	98
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	985	986
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	500	501
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.438%, 11/15/2016 (A) (B)	2,050	2,050
Motor, Ser 2013-1, Cl A1
0.666%, 02/25/2021 (A) (B)	802	803
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	249	249
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	650	651
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	217	217
Nissan Auto Lease Trust, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	1,650	1,649

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	185

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2013-B, Cl A2B
0.438%, 01/15/2016 (B)	$410	$410
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	756	758
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	1,000	1,001
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	615	615
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.638%, 05/15/2017 (B)	1,770	1,776
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (A)	430	430
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (A)	665	666
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	1,899	1,905
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	860	875
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A3
1.830%, 11/17/2014 (A)	154	154
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	5	5
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/2015	150	150
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	314	314
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,200	1,200
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	865	865
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.548%, 04/17/2017 (B)	935	935
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (A)	363	363

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	$280	$280
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	1,305	1,307
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A3
0.840%, 11/20/2015	365	366
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	1,000	1,013
Volkswagen Auto Loan Enhanced Trust, Ser 2013-1, Cl A2
0.370%, 01/20/2016	845	845
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (A)	960	959
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (A)	745	746
World Omni Auto Receivables Trust, Ser 2012-B, Cl A3
0.610%, 06/15/2017	700	701
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/2016	133	133
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	2,199	2,204
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.488%, 05/16/2016 (B)	420	420
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.518%, 02/15/2018 (A) (B)	1,605	1,603

		112,940

Credit Cards — 4.1%
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	568
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	456
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.348%, 02/15/2019 (B)	1,155	1,151
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	900	893

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	$1,165	$1,170
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	3,480	3,485
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.588%, 07/15/2020 (B)	1,350	1,350
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (A)	700	723
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.918%, 08/15/2018 (A) (B)	1,000	1,017
Discover Card Execution Note Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	550	552
Discover Card Execution Note Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	303
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.348%, 10/15/2018 (B)	1,115	1,112
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.318%, 08/15/2017 (B)	425	425
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	1,215	1,214
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.514%, 07/16/2018 (B)	360	361
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/2017	740	762
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.718%, 01/15/2017 (B)	659	659
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.618%, 07/17/2017 (A) (B)	765	767
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	675	677
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.598%, 09/15/2018 (A) (B)	1,120	1,120
Gracechurch Card Funding, Ser 2012-1A, Cl A1
0.868%, 02/15/2017 (A) (B)	1,500	1,506
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.868%, 06/15/2017 (A) (B)	1,000	1,005

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Credit Card Trust II, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	$420	$420
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.597%, 01/22/2018 (A) (B)	1,175	1,175
Penarth Master Issuer, Ser 2013-1A, Cl A1
0.549%, 11/18/2017 (A) (B)	800	800

		23,671

Mortgage Related Securities — 1.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.506%, 01/25/2035 (B)	517	503
Bayview Financial Acquisition Trust, Ser 2004-D, Cl A
0.750%, 08/28/2044 (B)	484	482
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.458%, 01/20/2034 (B)	1,188	1,180
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.328%, 01/20/2036 (B)	2,307	2,245
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.318%, 03/20/2036 (B)	641	627
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.408%, 03/20/2036 (B)	884	855

		5,892

Other Asset-Backed Securities — 7.2%
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	1,455	1,458
Apidos CLO XII, Ser 2013-12A, Cl A
1.344%, 04/15/2025 (A) (B)	1,100	1,082
Atrium X, Ser 2013-10A, Cl A
1.396%, 07/16/2025 (A) (B)	1,165	1,151
Babson CLO, Ser 2013-IA, Cl A
1.342%, 04/20/2025 (A) (B)	1,200	1,180
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.396%, 04/18/2025 (A) (B)	325	321
CIFC Funding, Ser 2013-1A, Cl A1
1.396%, 04/16/2025 (A) (B)	1,060	1,046
Citigroup Mortgage Loan Trust, Ser 2004-OPT1, Cl A2
0.886%, 10/25/2034 (B)	205	205

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	187

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	$179	$180
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	920	920
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	785	785
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	795	795
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/2015 (A)	136	136
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	314	314
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	400	400
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (A)	117	117
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/2019	204	204
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	250	251
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	3,995	3,996
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	725	725
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (A)	765	770
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044 (A)	1,250	1,246
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.981%, 11/15/2046 (A)	1,235	1,235
HLSS Servicer Advance Receivables-Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (A)	1,990	1,988

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HLSS Servicer Advance Receivables-Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (A)	$420	$420
JCP&L Transition Funding LLC, Ser 2002-A, Cl A3
5.810%, 12/05/2015	67	67
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	214	214
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	1,600	1,601
John Deere Owner Trust, Ser 2013-B, Cl A3
0.550%, 01/15/2016	540	540
JPMorgan Mortgage Acquisition, Ser 2005-FD1, Cl M1
0.656%, 07/25/2035	758	754
Katonah, Ser 2005-7A, Cl B
0.661%, 11/15/2017 (A) (B)	696	680
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (A)	831	832
Madison Park Funding, Ser 2007-4A, Cl A1B
0.550%, 03/22/2021 (A) (B)	580	553
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (A)	252	253
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC5, Cl M3
0.901%, 06/25/2035 (B)	334	330
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.378%, 08/26/2019 (B)	365	365
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (A)	406	406
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 07/17/2025 (A) (B)	1,000	984
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.362%, 04/20/2025 (A) (B)	690	680
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.162%, 04/20/2021 (A) (B)	1,032	1,029
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.018%, 12/16/2024 (A) (B)	546	547

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-5, Cl A2
0.318%, 10/25/2021 (B)	$13	$13
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.338%, 01/25/2023 (B)	363	363
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.385%, 07/25/2023 (B)	4,160	4,145
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.318%, 04/25/2023 (B)	451	452
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.238%, 07/25/2017 (B)	417	416
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.248%, 10/25/2017 (B)	106	105
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.438%, 01/25/2016 (B)	425	425
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.338%, 10/25/2016 (B)	263	263
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.788%, 10/25/2017 (B)	82	82
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.686%, 03/25/2026 (B)	423	424
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.168%, 10/15/2024 (A) (B)	173	174
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.370%, 11/25/2016 (B)	773	773
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.326%, 02/27/2017 (B)	453	453
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.326%, 02/27/2017 (B)	444	444
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.316%, 02/27/2017 (B)	940	939
SMS Student Loan Trust, Ser 1999-A, Cl A2
0.488%, 10/28/2029 (B)	330	329
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.438%, 04/28/2029 (B)	138	138

		41,573

Total Asset-Backed Securities (Cost $184,033) ($ Thousands)		184,076

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 13.8%

Agency Mortgage-Backed Obligations — 2.7%
FHLMC ARM (B)
2.377%, 05/01/2036	$211	$225
2.207%, 02/01/2022	247	264
2.188%, 02/01/2030	185	196
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/2023	7	7
FHLMC CMO, Ser 2003-2654, Cl OG
5.000%, 02/15/2032	47	47
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/2018	250	263
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	74	75
FHLMC CMO, Ser 2004-2793, Cl GE
5.500%, 11/15/2032	77	77
FHLMC CMO, Ser 2004-2890, Cl KC
4.500%, 02/15/2019	44	45
FHLMC CMO, Ser 2005-2931, Cl AM
4.500%, 07/15/2019	209	213
FHLMC CMO, Ser 2009-3558, Cl AW
4.750%, 08/15/2019	117	118
FHLMC CMO, Ser 2010-3634, Cl EA
4.000%, 11/15/2023	337	346
FNMA
6.000%, 01/01/2027 to 04/01/2040	886	976
5.000%, 04/01/2020 to 03/01/2025	1,468	1,583
4.710%, 03/01/2014	1,163	1,163
1.990%, 01/01/2017	425	426
1.940%, 01/01/2017	492	500
FNMA ARM (B)
2.340%, 01/01/2029	31	33
2.265%, 11/01/2023	64	67
2.245%, 11/01/2025	24	26
2.060%, 09/01/2024	162	169
2.046%, 05/01/2028	121	128
2.015%, 09/01/2024	63	65
1.250%, 11/01/2021	30	30
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	39	43
FNMA CMO, Ser 2001-33, Cl FA
0.620%, 07/25/2031 (B)	46	46

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	189

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2002-64, Cl FG
0.418%, 10/18/2032 (B)	$48	$48
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	290	307
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	222	231
FNMA CMO, Ser 2010-M3, Cl A1
2.587%, 03/25/2020	369	373
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	292	303
GNMA ARM
4.500%, 09/20/2039 (B)	545	566
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	354	371
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	1,065	1,120
GNMA CMO, Ser 2009-24, Cl A
4.500%, 03/20/2034	35	35
GNMA CMO, Ser 2010-122, Cl A
1.897%, 01/16/2032	135	135
GNMA CMO, Ser 2010-43, Cl JA
3.000%, 09/20/2037	443	460
GNMA CMO, Ser 2010-61, Cl EA
5.000%, 09/20/2031	503	521
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	251	253
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.619%, 10/07/2020 (B)	774	777
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	22	22
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.544%, 11/06/2017 (B)	369	370
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.624%, 01/08/2020 (B)	917	920
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.574%, 02/06/2020 (B)	543	546
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.549%, 03/06/2020 (B)	648	650
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.549%, 05/07/2020 (B)	429	430

		15,569

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 11.1%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-5, Cl A4
4.936%, 11/10/2041 (B)	$843	$860
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.736%, 07/25/2035 (B)	573	544
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.930%, 11/25/2035 (B)	68	62
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.575%, 02/25/2036 (B)	165	130
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.716%, 06/25/2035 (B)	223	197
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.714%, 08/25/2035 (B)	382	324
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR5, Cl A5
4.978%, 07/11/2042 (B)	212	216
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/2041	200	205
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A3
5.116%, 02/11/2041 (B)	190	198
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	1,396	1,456
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (B)	1,731	1,798
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (B)	925	984
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/2041	1,560	1,593
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	370	368

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.687%, 09/25/2034 (B)	$108	$108
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.910%, 03/25/2036 (B)	338	284
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.440%, 01/25/2036 (B)	126	125
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	985	1,016
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	847	850
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	269	269
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	241	240
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	559	556
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	478	474
Commercial Mortgage Pass- Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	618	622
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/2044	494	496
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	635	638
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.710%, 02/25/2035 (B)	49	46
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.754%, 02/20/2036 (B)	291	238
Credit Suisse First Boston Mortgage Securities, Ser 2004-C3, Cl A5
5.113%, 07/15/2036 (B)	359	363

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	$150	$154
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (A)	178	178
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	739	776
FDIC Commercial Mortgage Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A) (B)	713	714
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.730%, 02/25/2048 (A) (B)	318	319
Fosse Master Issuer, Ser 2011-1A, Cl A2
1.646%, 10/18/2054 (A) (B)	750	755
GE Capital Commercial Mortgage, Ser 2004-C3, Cl A4
5.189%, 07/10/2039 (B)	1,298	1,321
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	47	47
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.583%, 11/19/2035 (B)	367	322
Granite Master Issuer, Ser 2006-3, Cl A4
0.248%, 12/20/2054 (B)	1,191	1,177
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (B)	445	448
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 03/06/2020 (A) (B)	839	840
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/2044 (A)	259	262
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	325	324
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	717	759
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	451	452
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.838%, 07/25/2035 (B)	417	339
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.778%, 01/25/2036 (B)	518	483

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	191

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.860%, 05/25/2047 (B)	$401	$336
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.169%, 11/05/2030 (A) (B)	565	566
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.930%, 01/25/2035 (B)	113	100
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.690%, 04/25/2035 (B)	126	115
Impac CMB Trust, Ser 2005-3, Cl A1
0.650%, 08/25/2035 (B)	118	99
Impac CMB Trust, Ser 2005-5, Cl A1
0.810%, 08/25/2035 (B)	95	82
Impac CMB Trust, Ser 2005-8, Cl 1A
0.430%, 02/25/2036 (B)	307	257
JPMorgan Chase Commercial Mortgage Securities Pass-Through, Ser 2004-C2, Cl A3
5.441%, 05/15/2041 (B)	577	581
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/2038	163	163
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.755%, 06/12/2041 (B)	1,246	1,271
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A4
4.738%, 07/15/2042	1,260	1,316
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 08/15/2042 (B)	1,472	1,550
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	741	767
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	714	734
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (A)	309	310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A1
1.600%, 08/15/2046	$1,778	$1,795
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	131	131
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	255	254
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	827	831
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.702%, 08/25/2035 (B)	239	228
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.666%, 05/25/2037 (B)	287	231
LB-UBS Commercial Mortgage Trust, Ser 2004-C6, Cl A6
5.020%, 08/15/2029 (B)	1,292	1,312
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A6
4.786%, 10/15/2029 (B)	490	499
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (B)	1,163	1,186
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A1A
4.475%, 10/15/2029	447	459
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.440%, 04/25/2035 (B)	121	117
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/2041 (B)	840	855
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.149%, 06/25/2037 (B)	459	353
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	155	155
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A1
1.085%, 03/15/2045	802	804

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (B)	$976	$993
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/2045	67	67
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/2041 (B)	1,716	1,743
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/2042	635	652
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	495	521
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	555	555
MortgageIT Trust, Ser 2005-5, Cl A1
0.426%, 12/25/2035 (B)	427	391
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	583	589
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.566%, 02/25/2035 (B)	172	172
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.461%, 11/15/2038 (A) (B)	169	152
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.364%, 12/15/2039 (A) (B)	409	363
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.011%, 07/27/2037 (B)	337	276
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.438%, 01/20/2035 (B)	54	49
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.792%, 01/21/2055 (A) (B)	225	228
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	705	697
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	416	415

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	$343	$342
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	870	866
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/2045	929	939
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	625	650
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 10/15/2044 (B)	535	569
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.464%, 12/15/2044 (B)	1,050	1,124
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.433%, 03/25/2036 (B)	489	431
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	426	425
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	703	706
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.618%, 01/25/2035 (B)	227	227
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.634%, 07/25/2036 (B)	392	363
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.741%, 09/25/2036 (B)	270	246
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/2044 (A)	1,221	1,238
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (A)	914	926

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	193

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	$1,143	$1,139
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	1,401	1,405
WFRBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	2,108	2,099

		63,945

Total Mortgage-Backed Securities (Cost $79,245) ($ Thousands)		79,514

MUNICIPAL BONDS — 4.5%
City of Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/2015	1,840	1,840
City of Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/2016	590	590
City of Chicago, Midway Airport Revenue, Ser D-2, RB Pre-Refunded @ 100
3.532%, 01/01/2041 (B) (C)	1,830	1,835
City of New York, Ser D-2, GO
3.250%, 12/01/2014	500	513
County of Hamilton, Ohio Sewer System Revenue, RB
0.803%, 12/01/2015	2,755	2,775
County of Harris, Ser C, RB
2.440%, 08/15/2015	1,420	1,459
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	1,165	1,163
Grand Parkway Transportation, Ser D, RB
1.000%, 10/01/2017 (B)	745	746
Illinois State, GO
4.071%, 01/01/2014	1,040	1,043
Irvine Ranch, Water District Joint Powers Agency, RB
2.605%, 03/15/2014	550	554
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (B)	1,270	1,291
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/2016	45	45
Maine Municipal Bond Bank, RB
1.068%, 06/01/2015	1,030	1,030
Nebraska, Public Power District, Ser A, RB
5.140%, 01/01/2014	715	718

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	$1,265	$1,259
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,788
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	1,565	1,613
North Carolina State, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	650	652
Oregon State, School Boards Association, Ser A, GO, NATL
1.107%, 06/30/2015 (D)	500	491
South Carolina State, Public Service Authority, Ser D, RB Callable 12/01/14 @ 100
1.044%, 06/01/2015 (B)	1,640	1,645
State of California, GO
5.450%, 04/01/2015	890	948
Wisconsin General Fund, Ser A, RB
0.798%, 05/01/2015	820	824

Total Municipal Bonds (Cost $25,768) ($ Thousands)		25,822

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FFCB
0.730%, 08/15/2016	2,600	2,600
FNMA
3.500%, 12/01/2040	3,850	4,057
3.000%, 12/25/2028	8,028	8,272
0.750%, 09/27/2016	1,725	1,726
0.500%, 07/02/2015	3,500	3,512

Total U.S. Government Agency Obligations (Cost $20,165) ($ Thousands)		20,167

SOVEREIGN DEBT — 0.1%
European Investment Bank
1.125%, 08/15/2014	400	403

Total Sovereign Debt (Cost $402) ($ Thousands)		403

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 2.8%
BNP Paribas
0.080%, dated 11/29/13, to be repurchased on 12/02/12, repurchase price $16,000,107 (collateralized by GNMA obligations, 3.000%-4.413%, 07/20/43 - 05/20/63, par values ranging $2,146,453-$13,384,149; with total market value $16,320,000)	$16,000	$16,000

Total Repurchase Agreement (Cost $16,000) ($ Thousands)		16,000

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Notes
1.500%, 12/31/2013	5,850	5,856
0.250%, 02/15/2015	3,500	3,502

Total U.S. Treasury Obligations (Cost $9,353) ($ Thousands)		9,358

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	24,982,401	24,982

Total Cash Equivalent (Cost $24,982) ($ Thousands)		24,982

Total Investments — 103.7% (Cost $595,384) ($ Thousands)		$596,523

A list of the open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(74)	Mar-2014	$18
U.S. 2-Year Treasury Note	(8)	Apr-2014	(1)
U.S. 5-Year Treasury Note	(52)	Apr-2014	1
U.S. Long Treasury Bond	(3)	Mar-2014	2

			$20

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $575,362 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(D)	The rate reported is the effective yield at the time of purchase.

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC	— Limited Liability Company

MTN	— Medium Term Note

NCUA	— National Credit Union Association

RB	— Revenue Bond

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

Ser	— Series

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$236,201	$—	$236,201
Asset-Backed Securities	—	184,076	—	184,076
Mortgage-Backed Securities	—	79,514	—	79,514
Municipal Bonds	—	25,822	—	25,822
U.S. Government Agency
Obligations	—	20,167	—	20,167
Sovereign Debt	—	403	—	403
Repurchase Agreement	—	16,000	—	16,000
U.S. Treasury Obligations	—	9,358	—	9,358
Cash Equivalent	24,982	—	—	24,982

Total Investments in Securities	$24,982	$571,541	$—	$596,523

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$21	$—	$—	$21
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$20	$—	$—	$20

** Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	195

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

November 30, 2013

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 92.6%

Argentina — 0.7%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)	1,267	$1,267
Republic of Argentina
8.750%, 06/02/2017	507	473
8.280%, 12/31/2033	681	525
8.280%, 12/31/2033	3,086	2,445
7.000%, 10/03/2015	1,812	1,761
7.000%, 10/03/2015	2,035	2,005
6.000%, 03/31/2023 (B)	172	129
0.000%, 03/31/2023 (B) (C)	1,680	1,184

		9,789

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN
5.450%, 02/09/2017	1,159	1,227
4.750%, 03/13/2023	1,889	1,773

		3,000

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/2018	2,320	2,276
8.750%, 08/03/2015	1,280	1,275

		3,551

Bermuda — 0.1%
Bermuda Government International Bond
4.138%, 01/03/2023 (A)	880	834

Bolivia — 0.0%
Bolivian Government International Bond
5.950%, 08/22/2023	440	431
4.875%, 10/29/2022	300	285

		716

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bosnia and Herzegovina — 0.0%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (C)	DEM	1,417	$794

Brazil — 9.1%
Andrade Gutierrez International
4.000%, 04/30/2018		203	196
Banco do Brasil
3.875%, 10/10/2022		230	201
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		720	776
6.500%, 06/10/2019		100	108
5.750%, 09/26/2023		330	329
5.500%, 07/12/2020		200	203
5.500%, 07/12/2020 (A)		400	406
Brazil Letras do Tesouro Nacional
11.293%, 01/01/2016 (D)	BRL	10,630	3,607
10.556%, 01/01/2017 (D)	BRL	68,983	20,721
10.456%, 01/01/2015 (D)	BRL	9,300	3,565
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		2,843	2,864
Brazil Notas do Tesouro Nacional Serie B
10.442%, 08/15/2020	BRL	7,160	7,079
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	36,660	14,827
10.000%, 01/01/2021	BRL	24,779	9,330
10.000%, 01/01/2023	BRL	81,022	29,647
Caixa Economica Federal
4.500%, 10/03/2018		300	296
Cia Energetica de Sao Paulo MTN
9.750%, 01/15/2015		670	449
Cielo
3.750%, 11/16/2022		300	268
ESAL GmbH
6.250%, 02/05/2023 (A)		296	268
Federal Republic of Brazil
10.250%, 01/10/2028	BRL	980	412
10.125%, 05/15/2027		2,138	3,207
8.875%, 04/15/2024		445	599
8.500%, 01/05/2024	BRL	5,368	2,025
8.250%, 01/20/2034		5,046	6,345
7.125%, 01/20/2037		3,439	3,912
5.875%, 01/15/2019		436	493
4.875%, 01/22/2021		5,320	5,639
4.250%, 01/07/2025		1,706	1,604
2.625%, 01/05/2023 (E)		5,525	4,751

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

General Shopping Finance
10.000%, 12/31/2049 (A)	43	$39
Globo Comunicacao e Participacoes
9.375%, 07/20/2015 (F)	162	168
Hypermarcas
6.500%, 04/20/2021 (A)	200	209
Itau Unibanco Holding
5.650%, 03/19/2022 (A)	232	224
JBS Finance II
8.250%, 01/29/2018 (A)	550	575
8.250%, 01/29/2018	180	188
Marfrig Holding Europe
9.875%, 07/24/2017	600	591
8.375%, 05/09/2018	552	512
Marfrig Overseas
9.500%, 05/04/2020	1,400	1,323
Minerva Luxembourg
12.250%, 02/10/2022	800	898
12.250%, 02/10/2022 (A)	500	561
7.750%, 01/31/2023	400	393
7.750%, 01/31/2023 (A)	295	290
Odebrecht Drilling Norbe VIII
6.350%, 06/30/2021	287	291
6.350%, 06/30/2021 (A)	182	185
Odebrecht Finance
5.125%, 06/26/2022 (A)	200	196
Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (A)	200	205
QGOG Atlantic
5.250%, 07/30/2018 (A)	301	307
Samarco Mineracao
4.125%, 11/01/2022 (A)	457	409
Schahin II Finance
5.875%, 09/25/2022 (A)	201	194
Vale
5.625%, 09/11/2042	340	301
Vale Overseas
8.250%, 01/17/2034	410	474
6.875%, 11/21/2036	280	287
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (A)	100	111

		133,058

Chile — 1.3%
Automotores Gildemeister
6.750%, 01/15/2023	250	191
Banco del Estado de Chile
4.125%, 10/07/2020 (A)	300	307
4.125%, 10/07/2020	160	164
3.875%, 02/08/2022 (A)	250	245

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2018	CLP	520,000	$1,049
6.000%, 01/01/2020	CLP	740,000	1,514
6.000%, 01/01/2022	CLP	225,000	461
BRT Escrow
8.000%, 08/18/2018 (A)		—	—
Cencosud
5.500%, 01/20/2021 (A)		200	205
4.875%, 01/20/2023 (A)		300	284
CFR International
5.125%, 12/06/2022 (A)		300	279
Chile Government International Bond
5.500%, 08/05/2020	CLP	563,000	1,082
3.875%, 08/05/2020		1,700	1,787
3.250%, 09/14/2021		170	169
2.250%, 10/30/2022		2,631	2,368
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	222
6.250%, 07/08/2019 (A)		30	33
5.250%, 08/10/2020		120	124
5.250%, 08/10/2020 (A)		280	290
GeoPark Latin America Agencia en Chile
7.500%, 02/11/2020 (A)		200	203
Nacional del Cobre de Chile
7.500%, 01/15/2019		190	229
6.150%, 10/24/2036		958	1,024
6.150%, 10/24/2036 (A)		569	608
5.625%, 09/21/2035		1,760	1,752
5.625%, 10/18/2043		380	370
4.500%, 08/13/2023 (A)		1,589	1,592
4.250%, 07/17/2042 (A)		1,136	910
3.875%, 11/03/2021 (A)		450	444
3.875%, 11/03/2021		447	441
3.750%, 11/04/2020		425	425
3.750%, 11/04/2020 (A)		310	310
3.000%, 07/17/2022 (A)		924	839

			19,921

China — 1.7%
Amber Circle Funding
3.250%, 12/04/2022		1,020	932
Bestgain Real Estate
2.625%, 03/13/2018		200	188
Central China Real Estate
8.000%, 01/28/2020		400	396
China Overseas Finance Cayman V
3.950%, 11/15/2022		200	179
China Railway Resources Huitung
3.850%, 02/05/2023		330	307
China SCE Property Holdings
11.500%, 11/14/2017		1,200	1,317

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	197

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2013

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

China Shanshui Cement Group
10.500%, 04/27/2017 (A)		750	$816
10.500%, 04/27/2017		500	544
10.500%, 04/27/2017		200	217
8.500%, 05/25/2016		300	312
COSCO Finance 2011
4.000%, 12/03/2022		200	181
Country Garden Holdings
11.250%, 04/22/2017		710	765
11.125%, 02/23/2018		200	223
7.500%, 01/10/2023		2,119	2,050
7.250%, 04/04/2021		500	495
7.250%, 04/04/2021 (A)		202	200
Evergrande Real Estate Group
7.500%, 01/19/2014	CNY	3,280	540
Franshion Development
6.750%, 04/15/2021 (A)		430	436
Kaisa Group Holdings
8.875%, 03/19/2018 (A)		200	203
Longfor Properties MTN
6.875%, 10/18/2019		200	203
Sinochem Overseas Capital
6.300%, 11/12/2040		390	413
4.500%, 11/12/2020 (A)		3,568	3,668
4.500%, 11/12/2020		4,081	4,196
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		1,369	1,248
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		320	305
Sunac China Holdings
12.500%, 10/16/2017		400	451
9.375%, 04/05/2018		1,800	1,850
Talent Yield Investments
4.500%, 04/25/2022		2,006	2,007
Yingde Gases Investment
8.125%, 04/22/2018		1,000	1,033

			25,675

Colombia — 3.5%
Bancolombia
5.125%, 09/11/2022		284	261
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	10,018,000	6,566
9.750%, 07/26/2028	COP	510,000	334
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	5,249
Colombian TES
7.500%, 08/26/2026	COP	2,650,000	1,372
7.000%, 02/25/2015	COP	620,000	712
7.000%, 05/04/2022	COP	3,130,000	1,619
7.000%, 05/04/2022	COP	3,540,000	1,831
7.000%, 05/04/2022	COP	628,000	325

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.000%, 05/04/2022	COP	5,560,000	$2,876
Ecopetrol
7.625%, 07/23/2019 (A)		210	248
7.625%, 07/23/2019		55	65
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	511
Empresa de Energia de Bogota
6.125%, 11/10/2021		200	206
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	334,000	178
Grupo Aval
4.750%, 09/26/2022 (A)		227	208
Gruposura Finance
5.700%, 05/18/2021 (A)		200	205
Pacific Rubiales Energy
5.125%, 03/28/2023 (A)		534	485
Republic of Colombia
12.000%, 10/22/2015	COP	2,990,000	1,745
11.750%, 02/25/2020		2,303	3,334
10.375%, 01/28/2033		430	635
9.850%, 06/28/2027	COP	327,000	212
9.850%, 06/28/2027	COP	2,134,000	1,381
8.125%, 05/21/2024		1,165	1,506
7.750%, 04/14/2021	COP	5,409,000	3,103
7.375%, 01/27/2017		310	360
7.375%, 03/18/2019		2,092	2,526
7.375%, 09/18/2037		5,750	7,001
6.125%, 01/18/2041		1,810	1,914
4.375%, 07/12/2021		2,154	2,240
4.375%, 03/21/2023	COP	1,484,000	683
4.000%, 02/26/2024		968	934
2.625%, 03/15/2023		599	527
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (A)		200	206

			51,558

Costa Rica — 0.2%
Banco de Costa Rica
5.250%, 08/12/2018		390	391
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	285
4.875%, 11/01/2018		783	775
Costa Rica Government International Bond
5.625%, 04/30/2043		290	248
4.375%, 04/30/2025		290	261
4.250%, 01/26/2023		1,090	997
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	413
6.375%, 05/15/2043		290	244

			3,614

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Croatia — 1.1%
Republic of Croatia
6.750%, 11/05/2019		4,085	$4,402
6.625%, 07/14/2020		1,638	1,735
6.375%, 03/24/2021 (A)		1,552	1,614
6.375%, 03/24/2021		1,130	1,175
6.250%, 04/27/2017 (A)		590	627
6.250%, 04/27/2017		200	213
6.000%, 01/26/2024 (A)		1,427	1,397
5.875%, 07/09/2018	EUR	170	248
5.500%, 04/04/2023		4,473	4,284

			15,695

Dominican Republic — 0.5%
Republic of Dominican Republic
9.040%, 01/23/2018		705	756
7.500%, 05/06/2021		4,089	4,396
7.500%, 05/06/2021 (A)		520	559
6.600%, 01/28/2024 (A)		280	280
5.875%, 04/18/2024		880	826

			6,817

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015		1,590	1,689

Egypt — 0.1%
Arab Republic of Egypt
6.875%, 04/30/2040		400	329
5.750%, 04/29/2020		390	360
5.750%, 04/29/2020 (A)		270	249
Nile Finance
5.250%, 08/05/2015		260	259

			1,197

El Salvador — 0.4%
Republic of El Salvador
8.250%, 04/10/2032		875	963
8.250%, 04/10/2032		150	165
7.750%, 01/24/2023		821	887
7.750%, 01/24/2023		820	886
7.650%, 06/15/2035		420	422
7.650%, 06/15/2035		110	111
7.650%, 06/15/2035		85	85
7.625%, 02/01/2041 (A)		150	150
7.375%, 12/01/2019 (A)		250	271
7.375%, 12/01/2019		440	477
5.875%, 01/30/2025		570	541
Telemovil Finance
8.000%, 10/01/2017		700	745

			5,703

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Gabon — 0.0%
Republic of Gabonese Republic
8.200%, 12/12/2017		200	$233

Georgia — 0.3%
Georgian Railway JSC
7.750%, 07/11/2022		1,590	1,665
7.750%, 07/11/2022 (A)		420	440
Republic of Georgia
6.875%, 04/12/2021		1,823	1,946
6.875%, 04/12/2021 (A)		310	331

			4,382

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/2017		1,371	1,474
8.500%, 10/04/2017 (A)		300	322
7.875%, 08/07/2023		763	744

			2,540

Guatemala — 0.2%
Guatemala Government Bond
4.875%, 02/13/2028		2,625	2,362

Hong Kong — 0.2%
Central China Real Estate MTN
6.500%, 06/04/2018		1,500	1,455
China Oriental Group
8.000%, 08/18/2015 (A)		400	408
Hengdeli Holdings
6.250%, 01/29/2018		440	449
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		610	642
MCE Finance
5.000%, 02/15/2021 (A)		200	194

			3,148

Hungary — 3.2%
Republic of Hungary
8.000%, 02/12/2015	HUF	315,000	1,501
7.750%, 08/24/2015	HUF	968,970	4,681
7.625%, 03/29/2041		1,510	1,610
7.000%, 06/24/2022	HUF	1,012,960	4,852
6.750%, 02/24/2017	HUF	271,840	1,312
6.750%, 11/24/2017	HUF	1,793,320	8,710
6.500%, 06/24/2019	HUF	230,290	1,100
6.375%, 03/29/2021		1,132	1,216
6.250%, 01/29/2020		910	977
6.000%, 01/11/2019	EUR	1,024	1,500
6.000%, 11/24/2023	HUF	507,980	2,280
5.750%, 11/22/2023		3,390	3,350
5.500%, 05/06/2014	GBP	598	993

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	199

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2013

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.500%, 12/22/2016	HUF	785,220	$3,674
5.500%, 12/20/2018	HUF	903,440	4,155
5.375%, 02/21/2023		1,784	1,746
5.000%, 03/30/2016	GBP	253	428
4.125%, 02/19/2018		3,198	3,204

			47,289

India — 0.3%
Bharti Airtel International Netherlands
5.125%, 03/11/2023 (A)		283	259
Export-Import Bank of India MTN
4.000%, 08/07/2017		765	775
ICICI Bank
5.750%, 11/16/2020 (A)		127	129
5.750%, 11/16/2020		100	102
Reliance Holdings USA
5.400%, 02/14/2022 (A)		250	253
Vedanta Resources
8.250%, 06/07/2021		1,700	1,717
8.250%, 06/07/2021 (A)		200	202
7.125%, 05/31/2023 (A)		200	184
6.000%, 01/31/2019 (A)		531	510

			4,131

Indonesia — 5.9%
Adaro Indonesia
7.625%, 10/22/2019 (A)		200	210
7.625%, 10/22/2019		100	105
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	451
7.000%, 05/15/2027	IDR	2,500,000	175
Indo Energy Finance II
6.375%, 01/24/2023		2,001	1,671
6.375%, 01/24/2023 (A)		200	167
Indonesia Treasury Bond
11.000%, 09/15/2025	IDR	2,000,000	192
9.000%, 03/15/2029	IDR	61,391,000	5,092
8.375%, 03/15/2024	IDR	62,712,000	5,124
8.375%, 03/15/2034	IDR	10,190,000	796
7.875%, 04/15/2019	IDR	33,858,000	2,802
6.625%, 05/15/2033	IDR	6,800,000	436
6.625%, 05/15/2033	IDR	3,500,000	225
6.125%, 05/15/2028	IDR	18,170,000	1,147
5.375%, 10/17/2023		360	360
Indosat Palapa
7.375%, 07/29/2020 (A)		210	226
7.375%, 07/29/2020		100	108
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	116,900,000	8,795
Listrindo Capital
6.950%, 02/21/2019 (A)		300	311

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Majapahit Holding
8.000%, 08/07/2019		200	$223
8.000%, 08/07/2019 (A)		350	389
7.875%, 06/29/2037 (A)		215	221
7.750%, 10/17/2016		250	276
7.750%, 10/17/2016		160	177
7.750%, 01/20/2020 (A)		320	352
Pertamina Persero
6.500%, 05/27/2041 (A)		820	697
6.000%, 05/03/2042 (A)		1,450	1,175
6.000%, 05/03/2042		610	494
5.625%, 05/20/2043		970	745
4.875%, 05/03/2022 (A)		550	501
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)		390	376
5.250%, 10/24/2042		200	146
Perusahaan Penerbit SBSN Indonesia
6.125%, 03/15/2019		540	572
Republic of Indonesia
11.625%, 03/04/2019		1,006	1,351
11.625%, 03/04/2019 (A)		2,610	3,504
11.625%, 03/04/2019		3,084	4,140
11.000%, 10/15/2014	IDR	5,300,000	456
10.375%, 05/04/2014		170	176
8.500%, 10/12/2035		531	649
8.500%, 10/12/2035		3,262	3,984
8.250%, 06/15/2032	IDR	23,164,000	1,762
7.750%, 01/17/2038		2,505	2,843
7.750%, 01/17/2038		5,075	5,760
7.000%, 05/15/2022	IDR	72,100,000	5,424
6.875%, 01/17/2018		5,574	6,257
6.875%, 01/17/2018 (A)		100	112
6.625%, 05/15/2033	IDR	36,980,000	2,373
6.625%, 02/17/2037		896	905
6.625%, 02/17/2037		70	71
6.250%, 04/15/2017	IDR	17,400,000	1,380
5.875%, 03/13/2020		890	955
5.875%, 03/13/2020 (A)		790	847
5.625%, 05/15/2023	IDR	42,721,000	2,902
5.250%, 01/17/2042		867	724
4.875%, 05/05/2021 (A)		550	551
4.875%, 05/05/2021		1,111	1,114
3.750%, 04/25/2022		476	430
3.375%, 04/15/2023 (A)		3,237	2,768
Tullow Oil
6.000%, 11/01/2020 (A)		205	206

			86,381

Iraq — 0.5%
Republic of Iraq
5.800%, 01/15/2028		8,337	6,982

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	140	205
7.875%, 12/15/2019		600	647

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Altice Finco
9.875%, 12/15/2020	800	$884

		1,736

Ivory Coast — 0.4%
Government of Ivory Coast
7.100%, 12/31/2032	3,084	2,752
5.750%, 12/31/2032	3,527	3,148

		5,900

Jamaica — 0.3%
Digicel Group
10.500%, 04/15/2018	1,770	1,907
8.250%, 09/30/2020	1,750	1,829

		3,736

Kazakhstan — 2.0%
Development Bank of Kazakhstan
4.125%, 12/10/2022	880	785
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (A)	700	742
7.250%, 01/28/2021	100	106
KazAgro National Management Holding
4.625%, 05/24/2023	420	381
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042	700	700
6.375%, 10/06/2020 (A)	660	719
Kazatomprom
6.250%, 05/20/2015 (A)	350	366
6.250%, 05/20/2015	250	261
Kazkommertsbank MTN
8.000%, 11/03/2015	400	404
7.875%, 04/07/2014	100	101
7.500%, 11/29/2016	900	891
Kazkommertsbank JSC Via Citigroup Global Markets
8.700%, 04/07/2014 (C) (F)	600	568
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/2015	1,859	2,057
9.125%, 07/02/2018	1,068	1,295
9.125%, 07/02/2018 (A)	986	1,196
7.000%, 05/05/2020	4,241	4,784
6.375%, 04/09/2021 (A)	2,845	3,094
6.375%, 04/09/2021	3,123	3,396
KazMunayGas National
7.000%, 05/05/2020 (A)	1,331	1,501
5.750%, 04/30/2043 (A)	879	758
5.750%, 04/30/2043	2,804	2,429
4.400%, 04/30/2023 (A)	1,158	1,070
4.400%, 04/30/2023	360	334
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019	550	572
7.125%, 11/13/2019 (A)	495	514

		29,024

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020		1,960	$1,871

Lithuania — 0.5%
Republic of Lithuania
7.375%, 02/11/2020 (A)		800	968
7.375%, 02/11/2020		475	575
6.625%, 02/01/2022		1,500	1,759
6.625%, 02/01/2022 (A)		300	352
6.125%, 03/09/2021		1,040	1,184
6.125%, 03/09/2021 (A)		1,716	1,953
5.125%, 09/14/2017		680	742

			7,533

Malaysia — 3.9%
Axiata SPV1 Labuan
5.375%, 04/28/2020		290	310
Malaysia Government Bond
5.248%, 09/15/2028 (A)	MYR	1,050	356
4.392%, 04/15/2026	MYR	9,900	3,093
4.378%, 11/29/2019	MYR	1,800	567
4.262%, 09/15/2016	MYR	8,610	2,743
4.160%, 07/15/2021	MYR	5,470	1,698
4.012%, 09/15/2017	MYR	20,800	6,564
3.892%, 03/15/2027	MYR	1,348	401
3.889%, 07/31/2020	MYR	3,170	977
3.844%, 04/15/2033	MYR	1,960	563
3.580%, 09/28/2018	MYR	6,020	1,855
3.502%, 05/31/2027	MYR	1,050	299
3.492%, 03/31/2020	MYR	17,153	5,160
3.480%, 03/15/2023	MYR	20,734	6,131
3.418%, 08/15/2022	MYR	9,843	2,873
3.314%, 10/31/2017	MYR	26,740	8,222
3.260%, 03/01/2018	MYR	24,240	7,414
3.172%, 07/15/2016	MYR	1,770	549
Penerbangan Malaysia
5.625%, 03/15/2016		741	810
Petronas Capital
7.875%, 05/22/2022		868	1,109
5.250%, 08/12/2019		4,250	4,742
5.250%, 08/12/2019		260	290
Petronas Capital Registered
7.875%, 05/22/2022		46	59
Wakala Global Sukuk
4.646%, 07/06/2021 (A)		410	434

			57,219

Mexico — 7.6%
BBVA Bancomer
6.750%, 09/30/2022 (A)		800	845
6.008%, 05/17/2022 (C)		100	102

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	201

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2013

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Cemex
9.000%, 01/11/2018 (A)		344	$376
6.500%, 12/10/2019		550	555
Cemex Espana Luxembourg
9.875%, 04/30/2019		1,350	1,524
9.250%, 05/12/2020 (A)		789	857
9.250%, 05/12/2020		630	684
9.250%, 05/12/2020		2	2
Cemex Finance
9.375%, 10/12/2022 (A)		543	601
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		570	522
4.875%, 05/26/2021		200	205
4.875%, 05/26/2021 (A)		300	308
4.875%, 01/15/2024 (A)		708	703
Metalsa
4.900%, 04/24/2023 (A)		234	215
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	212,610	18,365
Mexican Bonos
10.000%, 12/05/2024	MXN	82,624	8,202
8.500%, 12/13/2018	MXN	12,119	1,065
8.500%, 05/31/2029	MXN	83,142	7,197
8.500%, 11/18/2038	MXN	43,933	3,688
8.000%, 06/11/2020	MXN	6	—
7.750%, 12/14/2017	MXN	14,673	1,244
7.750%, 05/29/2031	MXN	119,072	9,487
7.750%, 11/13/2042	MXN	42,300	3,265
7.500%, 06/03/2027	MXN	109,597	8,960
6.500%, 06/10/2021	MXN	83,650	6,649
6.500%, 06/09/2022	MXN	133,630	10,493
5.000%, 06/15/2017	MXN	34,091	2,637
Mexican Udibonos
4.000%, 11/15/2040	MXN	3,300	1,305
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (A)		400	374
Mexico Government International Bond
4.000%, 10/02/2023		1,894	1,877
Pemex Project Funding Master Trust
6.625%, 06/15/2035		1,576	1,615
5.750%, 03/01/2018		984	1,090
Petroleos Mexicanos
8.000%, 05/03/2019		470	568
7.190%, 09/12/2024	MXN	7,500	558
6.500%, 06/02/2041		1,200	1,214
6.000%, 03/05/2020		210	232
6.000%, 03/05/2020 (A)		80	88
5.500%, 06/27/2044 (A)		190	168
5.500%, 06/27/2044		150	133
3.500%, 01/30/2023 (A)		210	191

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Southern Copper
6.750%, 04/16/2040		162	$154
5.250%, 11/08/2042		125	101
United Mexican States MTN
8.300%, 08/15/2031		900	1,213
7.500%, 04/08/2033		450	564
6.050%, 01/11/2040		2,472	2,639
5.950%, 03/19/2019		1,198	1,387
5.750%, 10/12/2110		2,580	2,328
4.750%, 03/08/2044		3,190	2,801
United Mexican States, Ser A MTN
6.750%, 09/27/2034		2,255	2,608

			111,959

Mongolia — 0.0%
Wynn Macau
5.250%, 10/15/2021 (A)		250	252

Morocco — 0.1%
Kingdom of Morocco
5.500%, 12/11/2042		700	586
4.250%, 12/11/2022		1,410	1,297

			1,883

Nigeria — 1.0%
Afren
11.500%, 02/01/2016		975	1,131
11.500%, 02/01/2016 (A)		700	812
10.250%, 04/08/2019 (A)		200	232
6.625%, 12/09/2020 (A)		700	698
Nigeria Treasury Bill (D)
12.666%, 02/13/2014	NGN	52,038	321
12.533%, 01/23/2014	NGN	107,100	665
12.449%, 02/06/2014	NGN	71,740	443
12.206%, 05/22/2014	NGN	39,200	234
11.964%, 01/16/2014	NGN	22,240	138
11.907%, 04/10/2014	NGN	166,000	1,005
Republic of Nigeria
16.390%, 01/27/2022	NGN	216,000	1,610
16.390%, 01/27/2022	NGN	39,000	291
16.000%, 06/29/2019	NGN	24,000	171
16.000%, 06/29/2019	NGN	386,000	2,745
6.750%, 01/28/2021 (A)		550	595
6.375%, 07/12/2023 (A)		617	636
Sea Trucks Group
9.000%, 03/26/2018		1,400	1,341
9.000%, 03/26/2018		600	574

			13,642

Pakistan — 0.1%
Republic of Pakistan
7.125%, 03/31/2016		450	441
7.125%, 03/31/2016		100	98

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.875%, 06/01/2017		630	$616
6.875%, 06/01/2017		10	10

			1,165

Panama — 0.8%
ENA Norte Trust
4.950%, 04/25/2023 (G)		285	278
Republic of Panama
9.375%, 01/16/2023		595	791
9.375%, 04/01/2029		3,225	4,483
8.875%, 09/30/2027		1,108	1,485
8.125%, 04/28/2034		2,249	2,868
7.125%, 01/29/2026		100	120
6.700%, 01/26/2036		935	1,038
4.300%, 04/29/2053		1,047	788

			11,851

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023		585	548
Telefonica Celular del Paraguay
6.750%, 12/13/2022		900	923
6.750%, 12/13/2022		200	205

			1,676

Peru — 1.8%
Banco de Credito del Peru
5.375%, 09/16/2020 (A)		306	317
5.375%, 09/16/2020		10	10
BBVA Banco Continental
5.000%, 08/26/2022 (A)		195	191
Cementos Pacasmayo
4.500%, 02/08/2023 (A)		225	205
Inkia Energy
8.375%, 04/04/2021 (A)		348	377
Peru Enhanced Pass-Through Finance
4.446%, 06/02/2025 (A) (D)		1,000	638
2.748%, 05/31/2018 (A) (D)		304	277
2.551%, 05/31/2018 (D)		242	220
Republic of Peru
9.910%, 05/05/2015	PEI	2,015	780
8.750%, 11/21/2033		5,891	8,218
8.600%, 08/12/2017	PEI	2,260	929
8.200%, 08/12/2026	PEI	7,492	3,202
7.840%, 08/12/2020	PEI	2,320	952
7.840%, 08/12/2020	PEI	3,720	1,527
7.350%, 07/21/2025		1,730	2,184
7.125%, 03/30/2019		1,175	1,407
6.950%, 08/12/2031	PEI	915	335
6.950%, 08/12/2031	PEI	3,790	1,386
6.900%, 08/12/2037	PEI	320	115
6.900%, 08/12/2037	PEI	3,219	1,161

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.850%, 02/12/2042	PEI	1,732	$613
5.200%, 09/12/2023	PEI	3,230	1,127
Volcan Cia Minera
5.375%, 02/02/2022 (A)		112	105

			26,276

Philippines — 1.1%
Development Bank of Philippines
5.500%, 03/25/2021		370	388
National Power
9.625%, 05/15/2028		1,100	1,562
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024 (A)		650	796
7.390%, 12/02/2024		250	306
7.250%, 05/27/2019		250	299
Republic of Philippines
10.625%, 03/16/2025		1,566	2,427
9.500%, 02/02/2030		2,988	4,482
8.375%, 06/17/2019		230	293
7.750%, 01/14/2031		1,307	1,725
6.250%, 01/14/2036	PHP	42,000	1,017
4.000%, 01/15/2021		1,293	1,355
3.900%, 11/26/2022	PHP	52,000	1,160

			15,810

Poland — 5.4%
Eileme 2
11.625%, 01/31/2020 (A)		1,150	1,383
11.625%, 01/31/2020		350	421
Republic of Poland
6.375%, 07/15/2019		5,869	6,881
5.750%, 10/25/2021	PLN	5,620	1,989
5.750%, 09/23/2022	PLN	48,814	17,312
5.750%, 04/25/2029	PLN	3,777	1,341
5.500%, 04/25/2015	PLN	9,820	3,301
5.500%, 10/25/2019	PLN	6,410	2,239
5.250%, 10/25/2017	PLN	4,988	1,715
5.125%, 04/21/2021		200	218
5.000%, 04/25/2016	PLN	11,330	3,831
5.000%, 03/23/2022		2,629	2,821
4.750%, 04/25/2017	PLN	9,615	3,248
4.000%, 10/25/2023	PLN	17,472	5,429
3.750%, 04/25/2018	PLN	29,727	9,661
3.000%, 08/24/2016	PLN	28,978	9,841
3.000%, 03/17/2023		2,926	2,674
2.750%, 08/25/2023	PLN	6,584	2,226
2.500%, 07/25/2018	PLN	3,750	1,151
TVN Finance III
7.375%, 12/15/2020	PLN	600	868

			78,550

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	203

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2013

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Qatar — 0.4%
Qtel International Finance
7.875%, 06/10/2019		873	$1,081
4.500%, 01/31/2043		250	216
State of Qatar
9.750%, 06/15/2030		623	956
6.400%, 01/20/2040		330	378
6.400%, 01/20/2040 (A)		438	502
5.250%, 01/20/2020		2,050	2,306

			5,439

Romania — 1.0%
Romania Government Bond MTN
6.750%, 02/07/2022 (A)		390	442
6.750%, 02/07/2022		5,296	6,000
5.900%, 07/26/2017	RON	7,230	2,322
5.850%, 07/28/2014	RON	3,560	1,112
5.850%, 04/26/2023	RON	930	298
5.800%, 10/26/2015	RON	5,650	1,800
5.750%, 04/29/2020	RON	1,390	443
5.600%, 11/28/2018	RON	600	191
4.375%, 08/22/2023		2,820	2,718

			15,326

Russia — 9.5%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		900	962
7.500%, 09/26/2019		750	789
7.500%, 09/26/2019 (A)		475	500
Brunswick Rail Finance
6.500%, 11/01/2017		1,050	1,071
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,500	1,545
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (A)		200	201
Far Eastern Shipping
8.000%, 05/02/2018 (A)		150	134
Gaz Capital
8.625%, 04/28/2034		230	271
6.510%, 03/07/2022		470	503
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (A)		590	592
4.375%, 09/19/2022		1,167	1,072
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		841	1,032
4.950%, 07/19/2022 (A)		540	524
4.950%, 02/06/2028 (A)		893	777
4.950%, 02/06/2028		300	261
Metalloinvest Finance
5.625%, 04/17/2020 (A)		350	341

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

MTS International Funding
8.625%, 06/22/2020		1,150	$1,357
8.625%, 06/22/2020 (A)		1,050	1,239
5.000%, 05/30/2023 (A)		349	325
OAO TMK Capital
7.750%, 01/27/2018		1,500	1,567
Promsvyazbank Via PSB Finance MTN
10.200%, 11/06/2019		850	910
8.500%, 04/25/2017		800	856
Ritekro
12.162%, 11/07/2022 (D) (H) (I)		538	200
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022		550	503
Russian Agricultural Bank Via RSHB Capital
6.000%, 06/03/2021 (C)		425	434
5.298%, 12/27/2017 (A)		415	428
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	208,827	6,442
7.600%, 04/14/2021	RUB	520,719	15,899
7.600%, 07/20/2022	RUB	147,939	4,494
7.500%, 03/15/2018	RUB	24,180	744
7.500%, 02/27/2019	RUB	538,116	16,511
7.400%, 04/19/2017	RUB	182,911	5,632
7.400%, 06/14/2017	RUB	28,100	865
7.350%, 01/20/2016	RUB	100,000	3,071
7.050%, 01/19/2028	RUB	64,093	1,787
7.000%, 01/25/2023	RUB	238,369	6,910
7.000%, 08/16/2023	RUB	19,751	567
6.900%, 08/03/2016	RUB	190,000	5,792
6.800%, 12/11/2019	RUB	133,567	3,876
6.500%, 12/03/2014 (F)	RUB	35,860	1,030
6.400%, 05/27/2020	RUB	29,880	859
6.200%, 01/31/2018	RUB	139,540	4,092
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		924	1,573
7.850%, 03/10/2018	RUB	165,000	5,123
7.850%, 03/10/2018 (A)	RUB	10,000	310
7.500%, 03/31/2030		11,652	13,633
7.500%, 03/31/2030		195	229
5.875%, 09/16/2043		600	600
5.625%, 04/04/2042 (A)		400	396
5.000%, 04/29/2020		300	323
4.875%, 09/16/2023 (A)		1,600	1,636
3.250%, 04/04/2017 (A)		1,200	1,254
Russian Railways via RZD Capital
5.700%, 04/05/2022		399	406

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Sberbank of Russia Via SB Capital
5.717%, 06/16/2021	400	$416
5.250%, 05/23/2023	980	909
SCF Capital
5.375%, 10/27/2017 (A)	409	413
Severstal OAO Via Steel Capital
5.900%, 10/17/2022 (A)	202	195
TMK
6.750%, 04/03/2020	2,230	2,171
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016	340	356
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021	200	215
VimpelCom Holdings
7.504%, 03/01/2022	1,500	1,567
7.504%, 03/01/2022 (A)	600	627
5.200%, 02/13/2019 (A)	300	298
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018 (A)	100	116
7.748%, 02/02/2021 (A)	1,000	1,077
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020 (A)	835	918
6.902%, 07/09/2020	2,615	2,874
6.800%, 11/22/2025 (A)	600	626
6.800%, 11/22/2025	240	250
6.025%, 07/05/2022 (A)	860	880
5.450%, 11/22/2017 (A)	340	361
5.450%, 11/22/2017	110	117
VTB Bank Via VTB Capital
6.315%, 02/22/2018	846	905
VTB Capital
6.875%, 05/29/2018	720	786
6.250%, 06/30/2035	396	421

		138,946

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021	650	723
8.750%, 05/13/2021 (A)	200	223

		946

Serbia — 0.2%
Republic of Serbia
7.250%, 09/28/2021	1,200	1,254
7.250%, 09/28/2021 (A)	300	314
5.250%, 11/21/2017 (A)	200	199
5.875%, 12/03/2018	980	987
5.875%, 12/03/2018 (A)	640	645
4.875%, 02/25/2020	200	187

		3,586

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Singapore — 0.5%
MMI International
8.000%, 03/01/2017 (A)		250	$248
Sea Production
10.239%, 02/14/2014 (C)		5,226	4,651
STATS ChipPAC
4.500%, 03/20/2018 (A)		401	400
TBG Global Pte
4.625%, 04/03/2018 (A)		200	190
Yanlord Land Group
9.500%, 05/04/2017		1,470	1,566

			7,055

Slovak Republic — 0.0%
Slovakia Government International Bond
4.375%, 05/21/2022		560	578

South Africa — 7.5%
Edcon Pty
9.500%, 03/01/2018	EUR	1,400	1,981
9.500%, 03/01/2018	EUR	630	896
Myriad International Holdings
6.000%, 07/18/2020		200	211
Republic of South Africa
13.500%, 09/15/2015	ZAR	28,350	3,127
10.500%, 12/21/2026	ZAR	122,376	14,092
8.750%, 02/28/2048	ZAR	21,552	2,009
8.500%, 06/23/2017		3,038	3,575
8.500%, 01/31/2037	ZAR	17,602	1,620
8.250%, 09/15/2017	ZAR	107,610	11,016
8.000%, 12/21/2018	ZAR	208,190	21,096
8.000%, 01/31/2030	ZAR	2,900	263
7.750%, 02/28/2023	ZAR	92,491	8,945
7.250%, 01/15/2020	ZAR	56,436	5,465
7.000%, 02/28/2031	ZAR	19,671	1,611
7.000%, 02/28/2031	ZAR	86,319	7,068
6.875%, 05/27/2019		940	1,076
6.750%, 03/31/2021	ZAR	90,360	8,397
6.500%, 02/28/2041	ZAR	26,452	1,891
6.250%, 03/31/2036	ZAR	39,610	2,849
5.875%, 05/30/2022		800	858
5.875%, 09/16/2025		3,170	3,297
5.500%, 03/09/2020		4,339	4,637
4.665%, 01/17/2024		1,486	1,427
Transnet SOC
9.500%, 05/13/2021 (A)	ZAR	16,660	1,640
4.000%, 07/26/2022 (A)		305	268

			109,315

Sri Lanka — 0.4%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	361

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	205

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2013

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Democratic Socialist Republic of Sri Lanka
6.250%, 10/04/2020		820	$795
6.250%, 07/27/2021		3,269	3,130
6.250%, 07/27/2021 (A)		270	259
5.875%, 07/25/2022		2,084	1,928

			6,473

Supra-National — 0.1%
Inter-American Development Bank MTN
5.230%, 08/20/2015 (D)	IDR	10,910,000	795

Thailand — 2.9%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	107
4.875%, 06/22/2029	THB	23,240	769
3.875%, 06/13/2019	THB	237,470	7,537
3.775%, 06/25/2032	THB	22,000	631
3.650%, 12/17/2021	THB	323,160	9,908
3.625%, 05/22/2015	THB	41,700	1,319
3.625%, 06/16/2023	THB	302,911	9,108
3.580%, 12/17/2027	THB	47,070	1,365
3.250%, 06/16/2017	THB	124,350	3,892
2.800%, 10/10/2017	THB	112,000	3,443
1.250%, 03/12/2028	THB	31,371	842
Thailand Government Index- Linked Bond
1.200%, 07/14/2021	THB	150,166	4,366

			43,287

Turkey — 7.3%
Akbank
5.000%, 10/24/2022		250	230
3.875%, 10/24/2017 (A)		100	99
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	208
KOC Holding
3.500%, 04/24/2020		200	176
3.500%, 04/24/2020 (A)		200	176
Republic of Turkey
10.500%, 01/15/2020	TRY	2,104	1,112
10.000%, 12/04/2013	TRY	400	198
10.000%, 06/17/2015	TRY	1,580	795
9.500%, 01/12/2022	TRY	12,327	6,198
9.000%, 01/27/2016	TRY	2,400	1,191
9.000%, 03/08/2017	TRY	20,939	10,393
8.500%, 09/14/2022	TRY	13,340	6,327
8.300%, 10/07/2015	TRY	380	186
8.300%, 06/20/2018	TRY	9,270	4,470
8.300%, 06/20/2018	TRY	2,800	1,345
8.000%, 02/14/2034		3,787	4,408
7.500%, 07/14/2017		3,104	3,512
7.500%, 11/07/2019		2,029	2,333

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.375%, 02/05/2025		5,966	$6,688
7.250%, 03/05/2038		290	316
7.100%, 03/08/2023	TRY	1,230	530
7.100%, 03/08/2023	TRY	14,383	6,198
7.000%, 09/26/2016		880	972
7.000%, 03/11/2019		280	314
7.000%, 06/05/2020		95	107
6.875%, 03/17/2036		3,205	3,337
6.750%, 04/03/2018		6,867	7,629
6.750%, 05/30/2040		2,521	2,593
6.500%, 01/07/2015	TRY	12,631	6,110
6.300%, 02/14/2018	TRY	14,040	6,336
6.250%, 09/26/2022		1,015	1,089
6.000%, 01/14/2041		250	233
5.625%, 03/30/2021		1,179	1,224
5.125%, 03/25/2022		3,237	3,205
4.875%, 04/16/2043		300	240
4.500%, 02/11/2015	TRY	761	388
4.000%, 04/29/2015	TRY	6,779	3,438
4.000%, 04/01/2020	TRY	4,218	2,246
3.250%, 03/23/2023 (E)		1,190	1,019
3.000%, 02/23/2022	TRY	16,593	8,465
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (A)		400	372
4.000%, 09/13/2017 (A)		300	299
Turkiye Is Bankasi
5.500%, 04/21/2019 (A)		50	51
3.750%, 10/10/2018		300	285

			107,041

Ukraine — 2.1%
Biz Finance for Ukreximbank
8.375%, 04/27/2015		3,163	2,871
DTEK Finance
7.875%, 04/04/2018		1,850	1,612
Ferrexpo Finance
7.875%, 04/07/2016 (A)		205	193
Government of Ukraine
9.250%, 07/24/2017 (A)		2,061	1,907
9.250%, 07/24/2017		2,210	2,055
7.950%, 02/23/2021		530	466
7.950%, 02/23/2021 (A)		350	308
7.800%, 11/28/2022		1,980	1,703
7.800%, 11/28/2022 (A)		1,521	1,308
7.750%, 09/23/2020		500	440
7.500%, 04/17/2023		300	255
6.875%, 09/23/2015 (A)		484	450
6.580%, 11/21/2016		503	447
6.250%, 06/17/2016 (A)		700	623
6.250%, 06/17/2016		200	178
4.950%, 10/13/2015	EUR	1,658	2,094
Metinvest
10.250%, 05/20/2015		2,280	2,288
8.750%, 02/14/2018		1,400	1,230
8.750%, 02/14/2018 (A)		341	300

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

MHP
10.250%, 04/29/2015		300	$303
10.250%, 04/29/2015		350	357
8.250%, 04/02/2020		2,100	1,748
8.250%, 04/02/2020		1,150	957
Mriya Agro Holding
9.450%, 04/19/2018		1,100	924
9.450%, 04/19/2018 (A)		281	236
NAK Naftogaz Ukraine
9.500%, 09/30/2014		2,693	2,545
9.500%, 09/30/2014		370	350
Oschadbank Via SSB #1
8.875%, 03/20/2018		550	451
8.250%, 03/10/2016		630	554
State Export-Import Bank of Ukraine JSC via Biz Finance
8.750%, 01/22/2018		970	781
Ukraine Railways via Shortline
9.500%, 05/21/2018		250	206

			30,140

United Arab Emirates — 1.0%
Abu Dhabi National Energy MTN
5.875%, 12/13/2021		1,091	1,215
Dolphin Energy
5.888%, 06/15/2019		626	685
DP World MTN
6.850%, 07/02/2037		1,700	1,695
DP World Sukuk
6.250%, 07/02/2017		800	879
Dubai DOF Sukuk
3.875%, 01/30/2023		390	369
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (A)		740	866
7.375%, 10/21/2020		440	515
Dubai Holding Commercial Operations MTN
6.000%, 02/01/2017	GBP	1,000	1,687
4.750%, 01/30/2014	EUR	2,600	3,540
Emaar Sukuk MTN
6.400%, 07/18/2019		500	542
Emirate of Abu Dhabi MTN
7.750%, 10/05/2020		1,280	1,533
5.250%, 01/30/2043		200	171
Emirates Airlines
5.125%, 06/08/2016		320	336
4.500%, 02/06/2025		400	366
Jafz Sukuk
7.000%, 06/19/2019		250	282

			14,681

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Uruguay — 0.6%
Republic of Uruguay
7.625%, 03/21/2036	1,619	$1,970
6.875%, 09/28/2025	1,000	1,150
4.500%, 08/14/2024	3,555	3,529
4.125%, 11/20/2045	896	681
Republic of Uruguay PIK
7.875%, 01/15/2033	1,803	2,222

		9,552

Venezuela — 3.6%
Government of Venezuela
13.625%, 08/15/2018	497	467
13.625%, 08/15/2018	1,493	1,448
12.750%, 08/23/2022	12,354	11,242
12.750%, 08/23/2022	3,442	3,133
11.950%, 08/05/2031	5	4
11.950%, 08/05/2031	2,858	2,344
11.750%, 10/21/2026	5,343	4,395
9.250%, 09/15/2027	2,132	1,583
9.250%, 05/07/2028	1,498	1,069
9.000%, 05/07/2023	2,226	1,591
9.000%, 05/07/2023	1,622	1,159
8.500%, 10/08/2014	936	906
8.250%, 10/13/2024	20	14
8.250%, 10/13/2024	1,102	745
7.750%, 10/13/2019	678	502
7.750%, 10/13/2019	20	15
7.650%, 04/21/2025	20	13
7.650%, 04/21/2025	334	217
7.000%, 12/01/2018	1,409	1,053
6.000%, 12/09/2020	156	102
6.000%, 12/09/2020	440	287
5.750%, 02/26/2016 (E)	863	718
5.750%, 02/26/2016	64	53
5.750%, 02/26/2016	350	291
Petroleos de Venezuela
12.750%, 02/17/2022	324	289
8.500%, 11/02/2017	330	262
8.500%, 11/02/2017	11,285	8,971
5.500%, 04/12/2037	684	363
5.375%, 04/12/2027	1,114	602
5.250%, 04/12/2017	20	14
5.250%, 04/12/2017	618	430
5.000%, 10/28/2015	5,840	4,731
4.900%, 10/28/2014	141	128
4.900%, 10/28/2014	3,133	2,854

		51,995

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	207

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2013

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Vietnam — 0.1%
Socialist Republic of Vietnam
6.875%, 01/15/2016		440	$470
6.750%, 01/29/2020		640	689
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/2017 (A)		400	413

			1,572

Total Global Bonds (Cost $1,420,343) ($ Thousands)			1,357,869

LOAN PARTICIPATIONS — 0.3%

Angola — 0.1%
Republic of Angola
2.317%, 04/30/2016 (H) (I)	EUR	650	860

Indonesia — 0.0%
PT Bumi Resources
18.182%, 11/07/2014		541	444

Singapore — 0.1%
Morton Bay Senior
6.220%, 12/31/2013 (H) (I)		3,020	2,040

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2015		500	355
1.000%, 09/30/2018		1,015	619

			974

Total Loan Participations (Cost $5,436) ($ Thousands)			4,318

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.080%*† (J)		5,173,862	5,174

Total Affiliated Partnership (Cost $5,174) ($ Thousands)			5,174

Total Investments — 93.3% (Cost $1,430,953) ($ Thousands)			$1,367,361

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(28)	Mar-2014	$6
U.S. 2-Year Treasury Note	80	Apr-2014	4
U.S. 5-Year Treasury Note	(70)	Apr-2014	(3)
U.S. Long Treasury Bond	31	Mar-2014	20

			$27

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)			Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/2/13-12/3/13	BRL	21,332	USD	9,450	$307
12/2/13-2/28/14	USD	3,868	CZK	73,881	(190)
12/2/13-2/28/14	USD	15,577	RUB	513,301	(152)
12/2/13-3/6/14	USD	18,495	BRL	43,294	(76)
12/2/13-3/19/14	RUB	872,739	USD	26,601	444
12/3/13	BRL	3,264	RUB	47,884	49
12/3/13	MXP	18,334	BRL	3,230	(15)
12/3/13	RUB	46,480	BRL	3,264	(6)
12/3/13-1/31/14	MXP	115,442	USD	8,788	(11)
12/3/13-2/4/14	BRL	6,460	MXP	37,131	79
12/12/13-1/15/14	PHP	166,618	USD	3,846	35
12/12/13-2/19/14	USD	10,933	PHP	471,830	(138)
12/13/13-1/15/14	THB	251,317	USD	7,825	5
12/13/13-1/31/14	USD	9,618	THB	303,627	(173)
12/13/13-3/19/14	IDR	43,291,250	USD	3,792	173
12/13/13-3/19/14	USD	13,340	IDR	155,829,932	(313)
12/16/13-7/17/15	CNH	157,733	USD	24,252	(1,579)
12/16/13-7/17/15	USD	24,365	CNH	157,733	1,465
12/18/13	EUR	2,521	CZK	67,744	(61)
12/18/13	EUR	932	PLN	3,900	(7)
12/18/13	SGD	11,061	USD	8,701	(124)
12/18/13	TRY	16,724	USD	8,150	(111)
12/18/13-1/21/14	EUR	21,666	USD	29,084	(413)
12/18/13-1/31/14	CZK	120,756	USD	6,099	88
12/18/13-2/3/14	USD	8,454	HUF	1,876,471	10
12/18/13-2/19/14	USD	18,850	MYR	60,217	(227)
12/18/13-2/28/14	HUF	2,203,258	USD	10,121	182
12/18/13-2/28/14	PLN	50,144	USD	16,361	159
12/18/13-2/28/14	USD	31,975	MXP	419,578	(66)
12/18/13-2/28/14	USD	29,196	PLN	92,215	594
12/18/13-2/28/14	USD	16,070	TRY	32,582	25
12/18/13-2/28/14	USD	8,726	ZAR	87,478	(145)
12/18/13-2/28/14	ZAR	143,265	USD	14,013	3
12/18/13-3/19/14	CLP	7,099,554	USD	13,670	348
12/18/13-3/19/14	ILS	31,287	USD	8,822	(51)
12/20/13	PEI	1,597	USD	570	1
12/20/13-3/19/14	USD	13,813	PEI	38,656	(80)
12/27/13-1/21/14	GBP	1,946	USD	3,102	(84)
1/17/14	CNY	3,456	USD	563	(3)
1/21/14	USD	445	EUR	325	(3)
1/31/14	COP	572,707	USD	297	2
1/31/14	USD	1,152	RON	3,735	(6)
1/31/14-3/19/14	USD	6,145	CLP	3,243,309	(89)
2/19/14	USD	4,079	KRW	4,359,955	31
2/19/14	USD	4,995	TWD	145,577	(60)
2/28/14	RON	2,031	USD	617	(6)
3/19/14	USD	1,690	COP	3,253,000	(20)
3/19/14	USD	5,234	NGN	863,600	83

					$(126)

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(5,810)	$5,833	$23
Barclays PLC	(45,283)	45,543	260
BNP Paribas	(2,102)	2,066	(36)
Citigroup	(168,516)	168,451	(65)
Credit Suisse First Boston	(2,986)	3,010	24
Deutsche Bank	(39,984)	40,046	62
Goldman Sachs	(107,782)	107,792	10
HSBC	(56,400)	56,415	15
JPMorgan Chase Bank	(14,194)	14,078	(116)
National Australia Bank	(2,469)	2,415	(54)
Standard Bank	(4,831)	4,769	(62)
UBS	(13,676)	13,489	(187)

			$(126)

For the period ended November 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at November 30, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Capital	JIBAR ZAR 3 Month	6.58%	11/07/2016	ZAR	59,400	$(11)
HSBC	Brazil Interbank Deposit Rate	11.03%	01/25/2017	BRL	5,254	(77)
HSBC	Brazil Interbank Deposit Rate	11.17%	01/04/2016	BRL	8,719	(42)
HSBC	Brazil Interbank Deposit Rate	10.96%	07/01/2015	BRL	11,749	(26)

						$(156)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
HSBC	Indonesia Government Bond, 9.500%, 6/15/2015	Cash Deposit Of Notional Amount	Price Return	06/15/2015	IDR	2,060,000	$(9)
Standard Chartered London	Indonesia Government Bond, 7.875% 4/15/2019	Cash Deposit Of Notional Amount	Price Return	04/15/2019	IDR	20,000,000	(158)
HSBC	Indonesia Government Bond, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	31,700,000	(1,419)
HSBC	Indonesia Government Bond, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	4,600,000	(205)
HSBC	Indonesia Government Bond, 8.375% 3/15/2024	Cash Deposit Of Notional Amount	Price Return	03/15/2024	IDR	7,000,000	(62)
Standard Chartered London	Indonesia Government Bond, 11%, 9/15/2025	Cash Deposit Of Notional Amount	Price Return	09/15/2025	IDR	6,000,000	(179)
HSBC	Indonesia Government Bond, 8.375%, 9/15/2026	Cash Deposit Of Notional Amount	Price Return	09/15/2026	IDR	18,900,000	(827)
Standard Chartered London	Indonesia Government Bond, 7%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	10,000,000	(420)
Standard Chartered London	Indonesia Government Bond, 7%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	3,900,000	(153)
HSBC	Indonesia Government Bond, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	23,500,000	(1,252)
Standard Chartered London	Indonesia Government Bond, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	4,900,000	(269)
HSBC	Indonesia Government Bond, 9.500%, 7/15/2031	Cash Deposit Of Notional Amount	Price Return	07/15/2031	IDR	6,600,000	(320)
HSBC	Indonesia Government Bond, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	1,390,000	(63)
Standard Chartered London	Indonesia Government Bond, 6.625% 05/15/2033	Cash Deposit Of Notional Amount	Price Return	05/15/2033	IDR	11,930,000	(515)

							$(5,851)

For the period ended November 30, 2013, the total amount of all open OTC swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	209

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

November 30, 2013

Percentages are based on a Net Assets of $1,466,096 ($ Thousands).

*	Rate shown is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (See Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2013.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	This security or a partial position of this security is on loan at November 30, 2013. The total market value of securities on loan at November 30, 2013 was $4,915 ($ Thousands).

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2013. The coupon on a step bond changes on a specified date.

(G)	Security is when-issued.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2013 was $3,100 ($ Thousands) and represented 0.2% of Net Assets.

(I)	Securities considered illiquid. The total market value of such securities as of November 30, 2013 was $3,100 ($ Thousands) and represented 0.2% of Net Assets.

(J)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $5,174 ($ Thousands).

BRL — Brazilian Real

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

ILS — Israeli Shekel

JIBAR — Johannesburg Interbank Agreed Rate

KRW — Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,355,966	$1,903	$1,357,869
Loan Participations	—	974	3,344	4,318
Affiliated Partnership	—	5,174	—	5,174

Total Investments in Securities	$—	$1,362,114	$5,247	$1,367,361

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$30	$—	$—	$30
Unrealized Depreciation	(3)	—	—	(3)
Forwards Contracts*
Unrealized Appreciation	—	4,083	—	4,083
Unrealized Depreciation	—	(4,209)	—	(4,209)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(156)	—	(156)
Total Return Swaps*
Unrealized Depreciation	—	(5,851)	—	(5,851)

Total Other Financial Instruments	$27	$(6,133)	$—	$(6,106)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 101.3%
U.S. Treasury Inflation- Protected Securities
2.625%, 07/15/2017	$10,393	$11,768
2.500%, 07/15/2016	14,009	15,408
2.375%, 01/15/2017	12,137	13,426
2.000%, 01/15/2016	14,315	15,252
1.875%, 07/15/2015	14,604	15,352
1.625%, 01/15/2015	16,644	17,102
1.625%, 01/15/2018	10,977	12,056
1.375%, 07/15/2018	11,017	12,093
0.500%, 04/15/2015	16,384	16,687
0.125%, 04/15/2016	28,868	29,615
0.125%, 04/15/2017	32,499	33,538
0.125%, 04/15/2018	24,495	25,266

Total U.S. Treasury Obligations (Cost $217,556) ($ Thousands)		217,563

Total Investments — 101.3% (Cost $217,556) ($ Thousands)		$217,563

Percentages are based on Net Assets of $214,838 ($ Thousands).

As of November 30, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	211

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.4%
Amazon.com*	0.9%	31,300	$12,320
Comcast, Cl A	0.8	220,400	10,991
Home Depot	0.7	120,700	9,737
McDonald’s	0.6	84,200	8,199
Walt Disney	0.7	140,100	9,883
Other Securities	8.7		119,978

			171,108

Consumer Staples — 9.9%
Altria Group	0.5	168,900	6,246
Coca-Cola	0.9	322,100	12,945
CVS Caremark	0.5	103,500	6,931
PepsiCo	0.8	130,000	10,980
Philip Morris International	0.9	136,400	11,668
Procter & Gamble	1.4	230,800	19,438
Wal-Mart Stores	0.8	137,400	11,131
Other Securities	4.1		57,373

			136,712

Energy — 10.1%
Chevron	1.5	162,800	19,933
ConocoPhillips	0.5	103,100	7,506
Exxon Mobil	2.5	370,900	34,672
Occidental Petroleum	0.5	67,900	6,448
Schlumberger	0.7	111,500	9,859
Other Securities	4.4		60,764

			139,182

Financials — 15.8%
American Express	0.5	78,200	6,710
American International Group	0.5	124,400	6,189
Bank of America	1.0	908,600	14,374
Berkshire Hathaway, Cl B*	1.3	151,700	17,678
Citigroup	1.0	257,100	13,606

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.3%	317,200	$18,150
Wells Fargo	1.3	407,200	17,925
Other Securities	8.9		123,027

			217,659

Health Care — 13.0%
AbbVie	0.5	133,600	6,473
Amgen	0.5	63,500	7,244
Bristol-Myers Squibb	0.5	138,700	7,126
Gilead Sciences*	0.7	129,000	9,651
Johnson & Johnson	1.6	237,500	22,482
Merck	0.9	247,200	12,318
Pfizer	1.3	557,896	17,702
UnitedHealth Group	0.5	85,700	6,383
Other Securities	6.5		89,699

			179,078

Industrials — 10.6%
3M	0.5	54,700	7,303
Boeing	0.6	58,500	7,854
General Electric	1.7	858,200	22,879
Union Pacific	0.5	39,100	6,336
United Parcel Service, Cl B	0.5	60,900	6,235
United Technologies	0.6	71,100	7,882
Other Securities	6.2		88,193

			146,682

Information Technology — 17.6%
Apple	3.1	76,600	42,595
Cisco Systems	0.7	451,800	9,601
Google, Cl A*	1.8	23,600	25,006
Intel	0.7	419,800	10,008
International Business Machines	1.1	87,100	15,650
Mastercard, Cl A	0.5	8,700	6,619
Microsoft	1.8	638,800	24,357
Oracle	0.8	300,500	10,605
Qualcomm	0.8	144,800	10,654
Visa, Cl A	0.6	43,500	8,851
Other Securities	5.7		78,204

			242,150

Materials — 3.4%
Other Securities	3.4		46,368

Telecommunication Services — 2.4%
AT&T	1.2	449,100	15,813
Verizon Communications	0.9	241,100	11,963
Other Securities	0.3		4,435

			32,211

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Percentage of Net Assets (%)	Contracts	Market Value ($ Thousands)

Utilities — 2.9%
Other Securities	2.9%		$40,566

Total Common Stock (Cost $1,095,571) ($ Thousands)			1,351,716

Total Investments — 98.1% (Cost $1,095,571) ($ Thousands)			$1,351,716

PURCHASED OPTIONS* — 0.0%
January 2014 EUR Currency Option Call, Expires 01/03/2014		150,312,500	$272
January 2014 ProShares UltraShort 20+ Year Treasury ETF Option Put, Expires 01/18/2014, Strike Price $68		6,000	120

Total Purchased Options (Premiums Received $3,119) ($ Thousands)			$392

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
MSCI Emerging Markets E-MINI	2,022	Dec-2013	$(2,334)
S&P 500 Index E-MINI	(1,131)	Dec-2013	(4,218)

			$(6,552)

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/23/14	EUR	434,252	USD	593,262	$2,055
1/23/14	JPY	13,931,268	USD	141,980	5,814

					$7,869

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Bank of Montreal	$(30,984)	$32,396	$1,412
Barclays PLC	(140,781)	141,280	499
Citigroup	(30,984)	32,401	1,417
Goldman Sachs	(39,455)	40,872	1,417
Royal Bank of Scotland	(161,780)	162,279	499
Societe Generale	(140,781)	141,299	518
Standard Bank	(10,843)	10,995	153
Toronto Dominion Bank	(30,984)	32,399	1,415
UBS	(140,781)	141,320	539

			$7,869

For the period ended November 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,378,086 ($ Thousands).

*	Non-income producing security.

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,351,716	$—	$—	$1,351,716

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$392	$—	$—	$392
Futures Contracts *
Unrealized Depreciation	(6,552)	—	—	(6,552)
Forwards Contracts*
Unrealized Appreciation	—	7,869	—	7,869

Total Other Financial Instruments	$(6,160)	$7,869	$—	$1,709

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	213

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

November 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 61.5%
U.S. Treasury Bills (D)
0.035%, 01/23/2014	$84,700	$84,698
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	23,962	27,134
2.500%, 07/15/2016	37,258	40,978
2.375%, 01/15/2017	1,417	1,567
2.125%, 01/15/2019	10,312	11,678
2.000%, 07/15/2014	21,291	21,700
2.000%, 01/15/2016	19,961	21,268
1.875%, 07/15/2015	28,524	29,983
1.625%, 01/15/2018	9,981	10,963
1.375%, 07/15/2018	41,354	45,392
0.625%, 07/15/2021	2,400	2,481
0.500%, 04/15/2015	4,381	4,462
0.125%, 04/15/2016	1,697	1,741
0.125%, 04/15/2016	32,147	32,979
0.125%, 04/15/2017	16,000	16,511
0.125%, 04/15/2018	16,698	17,224

Total U.S. Treasury Obligations (Cost $371,346) ($ Thousands)		370,759

COMMON STOCK — 14.3%

Consumer Discretionary — 0.1%
Regal Entertainment Group, Cl A1	38,040	741

Energy — 6.0%
Anadarko Petroleum	21,570	1,916
Chevron	63,600	7,787
Cimarex Energy	8,580	812
ConocoPhillips	15,480	1,127
EOG Resources	9,470	1,563
Exxon Mobil	116,050	10,848

Description	Shares	Market Value ($ Thousands)

Halliburton	15,690	$827
Helix Energy Solutions Group*	26,100	580
Hess	13,050	1,059
Marathon Petroleum	8,540	707
Murphy Oil	14,200	922
Nabors Industries	30,540	506
Noble Energy	14,970	1,051
Occidental Petroleum	32,575	3,093
Rosetta Resources*	9,110	461
Schlumberger	15,290	1,352
Valero Energy	27,100	1,239
Whiting Petroleum*	8,150	492

		36,342

Financials — 7.2%
Apartment Investment & Management, Cl A‡	11,700	294
Armada Hoffler Properties‡	31,797	326
Ashford Hospitality Prime‡*	19,421	397
Ashford Hospitality Trust‡	94,723	778
Associated Estates Realty‡	51,120	813
AvalonBay Communities‡	9,795	1,161
BioMed Realty Trust‡	18,120	337
Boston Properties‡	12,020	1,196
Chambers Street Properties‡	114,660	948
Chesapeake Lodging Trust‡	15,330	366
Corporate Office Properties Trust‡	8,446	188
Corrections Corp of America‡	11,841	395
Cousins Properties‡	70,658	757
CubeSmart‡	28,990	470
DDR‡	55,772	892
DiamondRock Hospitality‡	82,540	943
Digital Realty Trust‡	11,790	557
EPR Properties‡	4,470	225
Equity Residential‡	23,290	1,200
Franklin Street Properties‡	10,150	131
General Growth Properties‡	51,010	1,058
Geo Group‡	15,350	503
Gramercy Property Trust‡*	82,749	445
HCP‡	32,400	1,191
Health Care‡	20,150	1,128
Hersha Hospitality Trust, Cl A‡	150,220	861
Home Properties‡	5,170	272
Host Hotels & Resorts‡	44,940	827
Inland Real Estate‡	31,720	344
Kennedy-Wilson Holdings	37,880	780
Kimco Realty‡	27,080	558
Kite Realty Group Trust‡	122,537	803
LaSalle Hotel Properties‡	16,240	509
Lexington Realty Trust‡	72,561	745
LTC Properties‡	22,550	868
Medical Properties Trust‡	71,525	945
Mid-America Apartment Communities‡	16,350	985

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Shares	Market Value ($ Thousands)

National Retail Properties‡	10,510	$334
Omega Healthcare Investors‡	26,870	878
Parkway Properties‡	46,548	851
Post Properties‡	5,000	214
Prologis‡	40,686	1,543
Public Storage‡*	10,810	1,651
Ramco-Gershenson Properties‡	51,954	831
Senior Housing Properties Trust‡	17,840	404
Simon Property Group‡	32,010	4,797
SL Green Realty‡	16,590	1,501
Sovran Self Storage‡	2,920	195
Spirit Realty Capital‡	107,870	1,071
STAG Industrial‡	38,483	834
Strategic Hotels & Resorts‡*	16,060	143
Sun Communities‡	21,710	886
Ventas‡	20,800	1,182
Vornado Realty Trust‡	12,590	1,107

		43,618

Materials — 1.0%
Freeport-McMoRan Copper & Gold, Cl B	45,770	1,588
Huntsman	52,160	1,196
Monsanto	21,840	2,475
Ternium ADR	20,250	541

		5,800

Total Common Stock (Cost $82,310) ($ Thousands)		86,501

FOREIGN COMMON STOCK — 11.8%

Austria — 0.1%
Voestalpine	11,300	563

Australia — 0.6%
BHP Billiton	87,630	2,994
BlueScope Steel	127,737	635
Stockland‡	65,910	232

		3,861

Brazil — 0.6%
Duratex	84,800	490
Petroleo Brasileiro ADR, Cl A	68,840	1,138
Petroleo Brasileiro ADR	136,950	2,183

		3,811

Canada — 1.9%
Allied Properties, Cl Trust Unit‡	22,680	698
Artis, Cl Trust Unit‡	39,410	536
Barrick Gold	25,480	424
Brookfield Residential Properties*	25,163	544
Chartwell Retirement Residences, Cl Common Subscription Receipt‡	35,100	331
Cominar, Cl Trust Unit‡	23,720	405

Description	Shares	Market Value ($ Thousands)

Dominion Diamond*	39,900	$536
Dundee, Cl A (Canada)‡	24,680	653
Goldcorp	80,110	1,789
Granite‡	21,720	728
New Gold*	35,260	183
North American Palladium*	501,240	237
Potash Corp of Saskatchewan	17,010	535
RioCan, Cl Trust Unit‡	22,041	513
Suncor Energy	88,036	3,028

		11,140

China — 0.5%
Anhui Conch Cement	175,500	685
China Petroleum & Chemical	2,758,800	2,370

		3,055

France — 0.7%
Arkema	8,060	923
Total	57,590	3,497

		4,420

Germany — 0.1%
Norddeutsche Affinerie	9,580	566

Israel — 0.1%
Israel Chemicals	33,840	288

Italy — 0.7%
Eni	162,940	3,929

Japan — 0.3%
Denki Kagaku Kogyo	148,000	633
JFE Holdings	45,000	1,012

		1,645

Netherlands — 0.4%
Koninklijke DSM	18,889	1,486
LyondellBasell Industries, Cl A	15,121	1,167

		2,653

Norway — 0.4%
Aker Solutions	61,470	1,094
Odfjell Drilling*	75,340	505
Statoil	34,480	780

		2,379

Russia — 0.7%
Gazprom OAO ADR	314,110	2,710
MMC Norilsk Nickel ADR	93,490	1,410

		4,120

Singapore — 0.0%
UOL Group	48,000	238

South Africa — 0.1%
Sappi*	101,450	308

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	215

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Sweden — 0.1%
Lundin Petroleum*	40,400	$843

Switzerland — 0.4%
Glencore Xstrata	521,489	2,647

Turkey — 0.1%
Koza Altin Isletmeleri	29,710	475

Ukraine — 0.1%
MHP GDR	37,450	637

United Kingdom — 3.9%
BG Group	195,790	4,004
BP	513,080	4,051
Johnson Matthey	11,230	583
Mondi	46,560	766
Rio Tinto	102,270	5,464
Royal Dutch Shell, Cl A	198,836	6,667
Royal Dutch Shell, Cl B	59,130	2,077

		23,612

Total Foreign Common Stock (Cost $67,083) ($ Thousands)		71,190

CORPORATE OBLIGATIONS — 3.8%

Consumer Discretionary — 0.5%
21st Century Fox America
6.150%, 02/15/2041	$75	83
4.500%, 02/15/2021	90	97
4.000%, 10/01/2023 (A)	117	117
3.000%, 09/15/2022	420	398
CBS
5.750%, 04/15/2020	145	164
Comcast
6.450%, 03/15/2037	40	46
Dana Holdings
6.000%, 09/15/2023	91	92
DIRECTV Holdings
4.600%, 02/15/2021	60	61
3.800%, 03/15/2022	315	301
DISH DBS
5.000%, 03/15/2023	255	243
Dollar General
4.125%, 07/15/2017	29	31
NBC Universal Media
4.375%, 04/01/2021	275	295
Omnicom Group
3.625%, 05/01/2022	58	57
Sirius XM Holdings
4.625%, 05/15/2023 (A)	254	227
Time Warner
4.700%, 01/15/2021	130	140
3.400%, 06/15/2022	440	429

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
4.125%, 02/15/2021	$65	$61
Wynn Las Vegas
5.375%, 03/15/2022	105	107

		2,949

Consumer Staples — 0.2%
Altria Group
4.750%, 05/05/2021	215	231
Bunge Finance
4.100%, 03/15/2016	125	132
Kroger
3.400%, 04/15/2022	452	438
Reynolds American
3.250%, 11/01/2022	107	99
Tyson Foods
4.500%, 06/15/2022	278	283

		1,183

Energy — 0.7%
Cimarex Energy
5.875%, 05/01/2022	54	57
DCP Midstream
4.750%, 09/30/2021 (A)	75	76
Denbury Resources
4.625%, 07/15/2023	255	230
Energy Transfer Partners
5.200%, 02/01/2022	465	495
4.650%, 06/01/2021	85	88
Enterprise Products Operating
5.200%, 09/01/2020	110	124
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	48
3.950%, 09/01/2022	536	529
Marathon Petroleum
5.125%, 03/01/2021	47	51
Nabors Industries
5.100%, 09/15/2023 (A)	110	112
Noble Energy
8.250%, 03/01/2019	174	219
4.150%, 12/15/2021	340	353
Phillips 66
4.300%, 04/01/2022	125	129
Regency Energy Partners
4.500%, 11/01/2023 (A)	72	66
Spectra Energy Capital
6.200%, 04/15/2018	115	132
Transocean
6.500%, 11/15/2020	90	102
6.375%, 12/15/2021	2	2
3.800%, 10/15/2022	140	134
Valero Energy
6.125%, 02/01/2020	149	171

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams
3.700%, 01/15/2023	$492	$445
Williams Partners
4.000%, 11/15/2021	150	150
3.350%, 08/15/2022	485	454

		4,167

Financials — 1.2%
ABN AMRO Bank
2.500%, 10/30/2018 (A)	725	729
American International Group
6.400%, 12/15/2020	60	72
5.600%, 10/18/2016	60	67
4.875%, 06/01/2022	410	444
American Tower‡
5.050%, 09/01/2020	145	154
4.700%, 03/15/2022	230	232
3.500%, 01/31/2023	110	101
Bank of America
5.200%, 12/29/2049 (B)	251	226
Citigroup
6.875%, 03/05/2038	13	16
5.950%, 12/29/2049 (B)	455	425
Ford Motor Credit
4.375%, 08/06/2023	260	263
Ford Motor Credit LLC
5.875%, 08/02/2021	200	227
Goldman Sachs Group MTN
1.838%, 11/29/2023 (B)	595	598
Hartford Financial Services Group
5.500%, 03/30/2020	80	90
5.125%, 04/15/2022	335	370
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	254	253
HCP‡
5.375%, 02/01/2021	205	225
Health Care‡
5.250%, 01/15/2022	540	582
Healthcare Realty Trust‡
5.750%, 01/15/2021	320	350
Host Hotels & Resorts‡
5.250%, 03/15/2022	70	73
HSBC Finance
6.676%, 01/15/2021	60	70
JPMorgan Chase
6.400%, 05/15/2038	40	48
Lincoln National
4.200%, 03/15/2022	110	114
MetLife
7.717%, 02/15/2019	50	63
5.700%, 06/15/2035	65	72
Morgan Stanley MTN
5.500%, 07/28/2021	168	189
4.750%, 03/22/2017	40	44

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	$18	$20
Nationwide Financial Services
5.375%, 03/25/2021 (A)	320	347
PNC Bank
3.800%, 07/25/2023	460	452
Prudential Financial
5.625%, 06/15/2043 (B)	290	285
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (A) (B)	240	248
SLM MTN
7.250%, 01/25/2022	53	56

		7,505

Health Care — 0.1%
Actavis
3.250%, 10/01/2022	77	72
HCA
4.750%, 05/01/2023	250	236
Humana
6.450%, 06/01/2016	115	130

		438

Industrials — 0.1%
BE Aerospace
5.250%, 04/01/2022	86	88
CSX
4.750%, 05/30/2042	320	304
Republic Services
3.800%, 05/15/2018	130	139

		531

Information Technology — 0.1%
Intel
4.800%, 10/01/2041	95	92
Motorola Solutions
3.500%, 03/01/2023	369	342
Total System Services
3.750%, 06/01/2023	272	253
2.375%, 06/01/2018	90	89

		776

Materials — 0.3%
Ball
5.000%, 03/15/2022	105	104
Barrick North America Finance LLC
4.400%, 05/30/2021	222	214
Dow Chemical
4.375%, 11/15/2042	39	34
4.250%, 11/15/2020	65	70
4.125%, 11/15/2021	85	87
3.000%, 11/15/2022	425	396

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	217

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eagle Spinco
4.625%, 02/15/2021 (A)	$24	$23
International Paper
7.950%, 06/15/2018	110	136
4.750%, 02/15/2022	415	439
Sealed Air
5.250%, 04/01/2023 (A)	204	198

		1,701

Telecommunication Services — 0.5%
AT&T
5.350%, 09/01/2040	113	109
3.000%, 02/15/2022	485	453
MetroPCS Wireless
6.625%, 04/01/2023 (A)	230	237
Reed Elsevier Capital
8.625%, 01/15/2019	455	576
Sprint
7.875%, 09/15/2023 (A)	245	268
U.S. Cellular
6.700%, 12/15/2033	61	58
Verizon Communications
7.350%, 04/01/2039	125	154
5.500%, 02/15/2018	340	387
5.150%, 09/15/2023	649	693

		2,935

Utilities — 0.1%
CMS Energy
5.050%, 03/15/2022	52	57
Constellation Energy Group
5.150%, 12/01/2020	26	28
MidAmerican Energy Holdings
6.125%, 04/01/2036	275	311
ONEOK
4.250%, 02/01/2022	170	159
Pacific Gas & Electric
4.500%, 12/15/2041	65	60

		615

Total Corporate Obligations (Cost $22,850) ($ Thousands)		22,800

MORTGAGE-BACKED SECURITIES — 4.2%

Agency Mortgage-Backed Obligations — 0.5%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	983	971
FNMA
3.500%, 12/01/2042	1,755	1,774

		2,745

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 3.7%
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A1A
5.415%, 09/10/2047	$760	$835
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	78	83
Bear Stearns Commercial Mortgage Securities Trust, Ser PW12, Cl A4
5.899%, 09/11/2038 (B)	1,060	1,165
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.970%, 03/15/2049 (B)	162	178
COMM Mortgage Trust, Ser SFS, Cl A1
1.873%, 04/12/2035 (A)	1,576	1,531
Commercial Mortgage Pass-Through Certificates, Ser 2006-C3, Cl AJ
5.988%, 06/15/2038 (B)	105	105
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	262
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,263	1,397
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.818%, 02/25/2047 (B)	212	170
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.988%, 06/15/2038 (B)	1,265	1,382
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.963%, 05/15/2046 (B)	179	200
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.360%, 12/25/2036 (B)	352	202
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.869%, 12/05/2031 (A) (B)	140	138
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	180	179
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	177	151
GS Mortgage Securities, Ser 2013-G1, Cl A1
2.060%, 04/10/2031 (A)	250	250
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (B)	215	233

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.019%, 11/08/2029 (A) (B)	$280	$278
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	283	282
GS Mortgage Securities Trust, Ser 2013-G1, C1 A2
3.557%, 04/10/2031	1,485	1,398
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.420%, 03/25/2035 (B)	190	158
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.286%, 07/25/2036 (B)	204	152
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.366%, 10/25/2036 (B)	217	184
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A1A
5.431%, 06/12/2047 (B)	1,207	1,334
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.895%, 02/12/2049 (B)	100	108
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AIA
5.746%, 02/12/2051 (B)	810	916
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.192%, 02/15/2051 (B)	75	84
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,199	1,332
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	1,481	1,523
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	1,275	1,441
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	808	822
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	305	338
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	257	285

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/2038	$89	$90
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	196	216
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	741	813
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	336
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.814%, 06/11/2042 (B)	460	521
Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.418%, 11/25/2023 (B)	390	389
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	95
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	183
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A1A
5.904%, 05/15/2043 (B)	518	570
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	274

		22,583

Total Mortgage-Backed Securities (Cost $25,416) ($ Thousands)		25,328

ASSET-BACKED SECURITIES — 2.7%

Automotive — 2.0%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	477	478
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	385	387
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	260	261
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	210	210

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	219

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	$143	$143
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	169	169
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	540	540
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	335	336
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	150	151
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020	710	731
Avis Budget Rental Car Funding, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (A)	650	675
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	170	171
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.568%, 09/15/2017 (A) (B)	425	425
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	202	202
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	685	688
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	171	170
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	96	97
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	118	118
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.610%, 09/15/2017	221	221
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	$207	$196
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	396	374
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	99
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.868%, 02/15/2017 (A) (B)	450	457
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	480	481
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.554%, 01/15/2018 (B)	257	257
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.658%, 06/20/2017 (B)	255	256
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.716%, 12/10/2027 (A) (B)	676	676
Hertz Vehicle Financing, Ser 2013- 1A, Cl A1
1.120%, 08/25/2017 (A)	715	716
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/2016 (A)	64	64
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016 (A)	273	273
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	200	200
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (A)	342	343
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	48	48
Nissan Auto Lease Trust, Ser 2012- A, Cl A2A
0.680%, 07/15/2014	2	2
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	87	87
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	313	311
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	510	512

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	$445	$445
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	93	93

		12,163

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	270	270
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (A)	265	249
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	305	303
Dryrock Issuance Trust, Ser 2012- 2, Cl A
0.640%, 08/15/2018	275	275
First National Master Note Trust, Ser 2013-2, Cl A
0.700%, 10/15/2019 (B)	561	561
Penarth Master Issuer, Ser 2012- 1A, Cl A1
0.738%, 03/18/2014 (A) (B)	174	174
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	160

		1,992

Mortgage Related Securities — 0.0%
GSAA Trust, Ser 2006-5, Cl 2A3
0.436%, 03/25/2036 (B)	255	172

Other Asset-Backed Securities — 0.3%
CGRBS, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	285	274
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	135	135
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	108	108
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	454	454
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	720	720

		1,691

Total Asset-Backed Securities (Cost $16,052) ($ Thousands)		16,018

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FOREIGN BONDS — 1.9%
Asciano Finance
5.000%, 04/07/2018 (A)	$130	$140
Baidu
3.250%, 08/06/2018	585	598
Barclays Bank
7.625%, 11/21/2022	250	263
6.625%, 03/30/2022	300	483
Basell Finance
8.100%, 03/15/2027 (A)	70	90
BBVA US Senior SAU
3.250%, 05/16/2014	135	136
BNP Paribas
5.186%, 06/29/2049 (A) (B)	165	169
BPCE
5.700%, 10/22/2023 (A)	438	444
Cemex
7.250%, 01/15/2021 (A)	250	254
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	280	255
CNOOC Finance
3.000%, 05/09/2023	320	292
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/2022	250	242
Credit Suisse
6.500%, 08/08/2023 (A)	457	482
Danske Bank MTN
5.684%, 12/31/2049 (B)	182	302
Delhaize Group
6.500%, 06/15/2017	115	130
Deutsche Telekom International Finance
8.750%, 06/15/2030	100	141
4.875%, 03/06/2042 (A)	355	339
Embraer
5.150%, 06/15/2022	48	48
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	130	144
Gerdau Trade
5.750%, 01/30/2021 (A)	105	107
4.750%, 04/15/2023 (A)	200	185
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (A) (C)	200	206
ING Bank
2.000%, 09/25/2015 (A)	220	223
KazMunayGas National
7.000%, 05/05/2020 (A)	120	135
Korea National Oil
3.125%, 04/03/2017 (A)	200	207
LBG Capital No 1
7.875%, 11/01/2020 (A)	350	375
LBG Capital No.2
15.000%, 12/21/2019	140	281

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	221

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Marfrig Overseas
9.500%, 05/04/2020 (A)	$160	$151
MCE Finance
5.000%, 02/15/2021 (A)	250	242
MTS International Funding
5.000%, 05/30/2023 (A)	200	186
Nomura Holdings MTN
2.000%, 09/13/2016	248	251
Odebrecht Finance
5.125%, 06/26/2022 (A)	240	235
Petroleos Mexicanos
3.500%, 07/18/2018 (A)	248	253
Petronas Capital
5.250%, 08/12/2019	125	140
Rio Tinto Finance USA
3.500%, 03/22/2022	71	69
Rogers Communications
4.000%, 06/06/2022	20	19
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)	40	47
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023 (A)	700	697
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)	240	246
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	280	247
Societe Generale
5.922%, 04/05/2017 (A) (B)	100	104
4.196%, 01/26/2015 (B)	130	177
Standard Chartered MTN
4.000%, 07/12/2022 (B)	465	475
Talent Yield Investments
4.500%, 04/25/2022 (A)	200	200
Telecom Italia Capital
7.175%, 06/18/2019	60	67
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	355	350
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	74
Valero Energy
4.500%, 04/15/2022	165	167
Weatherford International
5.125%, 09/15/2020	155	166

Total Foreign Bonds (Cost $11,136) ($ Thousands)		11,234

PREFERRED STOCK — 0.7%
Financials — 0.1%
Allstate, 5.000% (B)	1,975	48
Morgan Stanley, 7.125% (B)	20,000	530

		578

Materials — 0.6%
Vale ADR, Cl B	248,560	3,487

Total Preferred Stock (Cost $3,888) ($ Thousands)		4,065

Description	Face Amount (1) ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.4%
City Public Service Board of San Antonio, RB Callable 02/01/2023 @ 100
5.000%, 02/01/2043	$460	$478
Contra Costa, Community College, GO
5.000%, 08/01/2038	460	481
County of Broward, Airport System Revenue, Ser Q-1, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2042	460	460
Metropolitan Transportation Authority, Ser A, RB Callable 05/15/2023 @ 100
5.000%, 11/15/2038	490	496
University of Massachusetts Building Authority, Ser 1, RB Callable 11/01/2022 @ 100
5.000%, 11/01/2039	460	481

Total Municipal Bonds (Cost $2,366) ($ Thousands)		2,396

EXCHANGE TRADED FUND — 0.3%

United States — 0.3%
iShares US Real Estate ETF	27,830	1,756

Total Exchange Traded Fund (Cost $1,778) ($ Thousands)		1,756

	Number of Warrants

WARRANTS — 0.1%
Oil and Natural Gas
Expired 01/17/2017 (Cost $905)	195	912

SOVEREIGN DEBT — 0.1%
Bundesschatzanweisungen
0.250%, 08/21/2022	278	259
Qatar Government International Bond
4.500%, 01/20/2022 (A)	200	213

Total Sovereign Debt (Cost $472) ($ Thousands)		472

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Description	Face Amount ($ Thousands)(1)/ Contracts		Market Value ($ Thousands)

TIME DEPOSITS — 4.0%
Brown Brothers Harriman
4.150%, 12/01/2013	ZAR	11	$11
1.634%, 12/01/2013	AUD	33	33
0.600%, 12/01/2013	NOK	8	8
0.305%, 12/01/2013	CAD	48	48
0.244%, 12/01/2013	SEK	17	17
0.060%, 12/01/2013	GBP	39	39
0.041%, 12/01/2013	EUR	25	25
0.030%, 12/01/2013		23,908	23,908
0.005%, 12/01/2013	JPY	27	27
0.005%, 12/01/2013	SGD	6	6
0.005%, 12/01/2013	HKD	31	32

Total Time Deposits (Cost $24,154) ($ Thousands)			24,154

Total Investments — 105.8% (Cost $629,756) ($ Thousands)			$637,585

PURCHASED OPTIONS — 0.1%
United States — 0.1%
Crude Oil Futures, Call Option, Expires 12/23/2013, Strike Price $111*		41	$—
Ishares DJ US Real Estate, Put Option, Expires 01/17/2015, Strike Price $59*		749	322

Total Purchased Options (Premiums Received $346) ($ Thousands)			$322

A list of the open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
Brent Crude Penultimate	(35)	Mar-2014	$(72)
Corn	(162)	Dec-2014	181
Corn	461	Mar-2014	(452)
Corn	23	May-2014	(5)
Cotton No. 3	115	Mar-2014	(73)
Crude Oil	114	Feb-2014	(135)
Crude Oil	116	Jan-2014	(334)
Crude Oil	(58)	Jun-2014	45
Feeder Cattle	24	Apr-2014	–
Feeder Cattle	(35)	Jan-2014	(20)
Gasoil Euro	23	Mar-2014	68
Gasoline	(12)	Jan-2014	31
Heating Oil	24	Jan-2014	55
Heating Oil	34	Mar-2014	137
Lead Future	115	Jan-2014	(315)
Lean Hogs	71	Apr-2014	30
Lean Hogs	(44)	Feb-2014	(1)
Lean Hogs	45	Jun-2014	9
Live Cattle	114	Mar-2014	12
LME Aluminum	162	Jan-2014	(476)
LME Aluminum	(104)	Nov-2014	257
LME Nickle	47	Jan-2014	(165)
LME Nickle	12	Mar-2014	(12)
LME Zinc	219	Jan-2014	(290)
LME Zinc	(69)	Nov-2014	92
Long Gilt 10-Year Bond	18	Mar-2014	8
Natural Gas	104	Jan-2014	234
Natural Gas	139	Mar-2014	27

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
Natural Gas	81	Oct-2014	5
NYMEX Coffee	16	Jan-2014	23
NYMEX Coffee	66	Mar-2014	42
Palladium	69	Mar-2014	(275)
Platinum	30	Apr-2014	(56)
Platinum	74	Jan-2014	(171)
Silver	23	Mar-2014	(125)
Soybean	34	Jan-2014	115
Soybean	(12)	Jul-2014	(23)
Soybean	1	Nov-2014	(1)
Soybean Meal	82	Jan-2014	263
Soybean Oil	92	Jan-2014	(68)
Sugar	116	Feb-2014	(225)
U.S. 10-Year Treasury Note	(230)	Mar-2014	(17)
U.S. 2-Year Treasury Note	(4)	Apr-2014	–
U.S. 5-Year Treasury Note	(107)	Apr-2014	(5)
U.S. Long Treasury Bond	(27)	Mar-2014	(8)
Wheat	70	Mar-2014	(132)
Wheat	93	Mar-2014	(86)

			$(1,908)

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/3/13-1/3/14	BRL	36,674	USD	16,254	$603
12/5/13	USD	33	CAD	35	(1)
12/5/13-12/17/13	CAD	12,749	USD	12,209	170
12/17/13	AUD	3,926	USD	3,709	126
12/17/13	CNY	15,497	USD	2,521	(21)
12/17/13	JPY	1,228,580	USD	12,389	383
12/17/13	NOK	13,768	USD	2,292	42
12/17/13	RUB	146,496	USD	4,489	76
12/17/13	SEK	5,631	USD	860	(2)
12/17/13	SGD	248	USD	199	1
12/17/13	THB	35,784	USD	1,142	28
12/17/13	TRY	1,074	USD	533	3
12/17/13	USD	13,689	CNY	84,148	114
12/17/13	USD	1,131	THB	35,784	(17)
12/17/13-12/19/13	EUR	14,276	USD	19,153	(282)
12/17/13-12/19/13	GBP	12,549	USD	20,135	(416)
12/19/13	USD	53	EUR	40	1

					$808

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(1,271)	$1,246	$(25)
Brown Brothers Harriman	(21,164)	20,960	(204)
Goldman Sachs	(26,041)	25,747	(294)
JPMorgan Securities	(554)	561	6
National Bank of Canada	(9,969)	10,113	144
Royal Bank of Scotland	(982)	982	—
Standard Chartered	(7,798)	7,909	111
Standard New York, Inc.	(23,792)	24,349	557
UBS	(18,509)	19,022	513

			$808

For the period ended November 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	223

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2013

A list of the open OTC swap agreements held by the Fund at November 30, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	CDX.NA.IG 19-V1 Index	SELL	1.00	12/20/17	(690)	$13
Bank of America	Societe Generale	SELL	3.00	12/20/17	(200)	16
Citibank	CDX.NA.IG 20-V1 Index	SELL	1.00	06/20/18	(6,500)	66
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17	(170)	8
Morgan Stanley	CDX.NA.IG 20-V1 Index	SELL	1.00	12/20/18	(3,000)	21

						$124

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month USD LIBOR	02/21/17	500,000	$(8)
Credit Suisse	3 Month USD LIBOR	2.09%	03/12/22	250,000	(7)
Morgan Stanley	2.80%	3 Month USD LIBOR	03/06/42	330,000	55
Morgan Stanley	2.81%	3 Month USD LIBOR	02/21/42	450,000	74
Morgan Stanley	0.56%	3 Month USD LIBOR	03/12/14	3,880,000	(6)

					$108

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	09/15/14	2,178	$(10)
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 32 Bps	05/15/14	997	(3)
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 46 Bps	06/16/14	11,135	(55)
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	09/15/14	1,866	(10)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 34 Bps	07/15/14	4,231	(20)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 37 Bps	08/15/14	7,393	(36)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 37 Bps	08/15/14	7,519	(37)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 36 Bps	09/15/14	1,866	(10)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 34 Bps	10/15/14	8,973	(44)
JPMorgan Chase Bank	DJ-UBS Commodity Index 2- Month Forward	0.14%	Index Return	12/16/13	(1,038)	8
JPMorgan Chase Bank	DJ-UBS Commodity Index 2- Month Forward	0.14%	Index Return	12/16/13	(12,936)	106
JPMorgan Chase Bank	DJ-UBS Commodity Index 2- Month Forward	0.14%	Index Return	12/16/13	(535)	5
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 45 Bps	03/17/14	35,125	(171)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	759	(4)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	2,349	(12)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 42 Bps	06/16/14	788	(4)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 34 Bps	07/15/14	2,410	(12)

						$(309)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2013, is as follows:

Credit Default Swaps
Broker	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized ($Thousands)
Morgan Stanley	CDX.NA.HY, SERIES 21, VERSION 1	BUY	5.00	12/20/18	4,200	(128)

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	2.76%	3-Month USD LIBOR	11/12/23	USD	2,790,000	$13
Morgan Stanley	1.98%	6-Month EURIBOR	11/11/23	EUR	2,360,000	(7)
Morgan Stanley	3-Month AFAM BBSW	FIXED @ 3.21	11/08/16	AUD	9,390,000	8

						$14

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

For the period ended November 30, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on a Net Assets of $602,605 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AFAM — Australian Financial Markets Association

AUD — Australian Dollar

BBSN — Bank Bill Swap Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GDR — Global Depositary Receipt

GO — General Obligation

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NOK — Norwegian Krone

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

SEK — Sweden Krone

SGD — Singapore Dollar

S&P — Standard & Poor’s

Ser — Series

THB — Thai Baht

TRY — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$370,759	$—	$370,759
Common Stock	85,935	566	—	86,501
Foreign Common Stock	71,190	—	—	71,190
Corporate Obligations	—	22,800	—	22,800
Mortgage-Backed Securities	—	25,328	—	25,328
Asset-Backed Securities	—	16,018	—	16,018
Foreign Bonds	—	11,234	—	11,234
Preferred Stock	3,487	578	—	4,065
Municipal Bonds	—	2,396	—	2,396
Exchange Traded Fund	1,756	—	—	1,756
Warrants	—	912	—	912
Sovereign Debt	—	472	—	472
Time Deposits	—	24,154	—	24,154

Total Investments in Securities	$162,368	$475,217	$—	$637,585

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$322	$—	$—	$322
Futures Contracts *
Unrealized Appreciation	1,634	—	—	1,634
Unrealized Depreciation	(3,542)	—	—	(3,542)
Forwards Contracts *
Unrealized Appreciation	—	1,547	—	1,547
Unrealized Depreciation	—	(739)	—	(739)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	124	—	124
Interest Rate Swaps *
Unrealized Appreciation	—	129	—	129
Unrealized Depreciation	—	(21)	—	(21)
Total Return Swaps *
Unrealized Appreciation	—	119	—	119
Unrealized Depreciation	—	(428)	—	(428)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(128)	—	(128)
Interest Rate Swaps *
Unrealized Appreciation	—	21	—	21
Unrealized Depreciation	—	(7)	—	(7)

Total Other Financial Instruments	$(1,586)	$617	$—	$(969)

*	Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	225

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2013

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
ASSETS:
Investments, at value†	$2,080,375	*	$313,253		$4,741,999	*
Affiliated investments, at value††	120,795		8,633		302,756
Cash	134		22		—
Foreign currency, at value†††	—		—		—
Receivable for fund shares sold	1,707		1		42
Receivable for investment securities sold	17,270		—		158,180
Dividends and interest receivable	3,483		528		9,961
Receivable for variation margin	3		1		—
Foreign tax reclaim receivable	33		4		96
Unrealized gain on forward foreign currency contracts	—		—		—
Prepaid expenses	16		3		43
Total Assets	2,223,816		322,445		5,213,077
LIABILITIES:
Payable upon return on securities loaned	78,698		—		220,603
Payable to custodian	—		—		66,808
Payable for investment securities purchased	1,340		—		12,878
Payable for fund shares redeemed	5,437		45		8,467
Payable for variation margin	16		2		9
Payable to affiliate	—		—		54,410
Overdraft of foreign currency, at value†††	—		—		301
Investment advisory fees payable	316		60		911
Chief Compliance Officer fees payable	6		1		16
Trustees fees payable	5		1		15
Accrued expense payable	37		6		142
Total Liabilities	85,855		115		364,560
Net Assets	$2,137,961		$322,330		$4,848,517
†Cost of investments	1,460,715		257,035		4,069,043
††Cost of affiliated investments	120,795		8,633		302,756
†††Cost of foreign currency	—		—		(301)
* Includes market value of securities on loan	77,131		—		215,028
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,316,478		$316,421		$3,798,597
Undistributed net investment income	4,937		627		33,013
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency	196,782		(51,156)		342,676
Net unrealized appreciation on investments	619,660		56,218		672,956
Net unrealized appreciation on futures contracts	104		220		1,272
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		3
Net Assets	$2,137,961		$322,330		$4,848,517
Net Asset Value, Offering and Redemption Price Per Share — Class A	$23.71		$13.17		$14.74
	($2,137,961,040 ÷ 90,160,149 shares	)	($322,329,922 ÷ 24,478,374 shares	)	($4,848,516,576 ÷ 328,923,771 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Large Cap Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/ Mid Cap Equity Fund		U.S. Managed Volatility Fund

$2,051,919	*	$338,354	*	$747,892	*	$213,815	*	$1,904,885	*	$1,144,318
141,268		38,424		153,856		31,828		413,093		30,607
4		3		—		—		—		127
—		—		—		—		—		968
190		4,333		4		2,172		17		926
22,194		41		22,779		1,229		48,226		—
4,106		282		430		106		1,361		2,593
—		3		18		1		18		—
—		—		4		—		—		—
—		—		—		—		1		—
14		2		6		2		19		9
2,219,695		381,442		924,989		249,153		2,367,620		1,179,548

131,166		31,445		138,611		29,053		388,102		—
—		—		1,640		1,173		1,745		—
—		4,409		4,699		787		7,834		—
11,035		26		2,014		—		3,974		213
32		16		—		—		56		2
—		—		—		—		—		—
—		—		—		—		—		—
17		16		290		82		727		214
6		—		3		1		—		3
5		—		2		1		—		3
37		13		22		3		61		22
142,298		35,925		147,281		31,100		402,499		457
$2,077,397		$345,517		$777,708		$218,053		$1,965,121		$1,179,091
1,324,348		298,641		601,982		162,133		1,390,668		922,024
141,039		38,424		153,856		31,828		413,093		30,607
—		—		—		—		—		974
127,814		30,554		135,087		28,334		378,288		—

$1,328,878		$302,973		$693,104		$140,022		$1,116,703		$853,355
6,676		509		1,571		132		6,875		3,442

12,063		1,859		(63,029)		26,216		325,879		98,328
727,800		39,713		145,910		51,682		514,217		222,294
1,980		463		152		1		1,448		1,678

—		—		—		—		(1)		(6)
$2,077,397		$345,517		$777,708		$218,053		$1,965,121		$1,179,091

$156.49		$12.34		$18.06		$14.34		$18.16		$14.94
($2,077,397,198 ÷ 13,274,894 shares	)	($345,517,397 ÷ 28,010,842 shares	)	($777,707,546 ÷ 43,073,963 shares	)	($218,052,887 ÷ 15,209,176 shares	)	($1,965,121,499 ÷ 108,214,287 shares	)	($1,179,090,538 ÷ 78,905,606 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	227

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2013

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Opportunistic Income Fund
ASSETS:
Investments, at value†	$6,479,388 *	$66,715	$1,609,544
Affiliated investments, at value††	403,258	3,824	176,906
Repurchase agreements	—	—	11,100
Cash	—	—	2,961
Foreign currency, at value†††	3,639	—	—
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	—	—	45
Receivable for fund shares sold	16,073	6	21,044
Receivable for investment securities sold	48,889	46	2,564
Dividends and interest receivable	9,417	67	4,844
Receivable for variation margin	200	13	48
Foreign tax reclaim receivable	2,136	50	—
Unrealized gain on foreign spot currency contracts	75	—	—
Unrealized gain on forward foreign currency contracts	183	3	—
Swap contracts, at value††††	—	—	—
Options purchased, at value†††††	—	—	—
Swaptions purchased, at value†††††	—	—	—
Prepaid expenses	60	1	10
Total Assets	6,963,318	70,725	1,829,066
LIABILITIES:
Payable upon return on securities loaned	403,258	—	—
Payable for investment securities purchased	6,935	65	118,587
Payable for fund shares redeemed	16,548	1	2,049
Income distribution payable	—	—	—
Swap contracts, at value††††	—	—	—
Options written, at value†††††	—	—	—
Payable to custodian	955	11	—
Foreign currency payable to custodian, at value†††	—	8	—
Payable for variation margin	30	1	—
Unrealized loss on foreign spot currency contracts	97	—	—
Unrealized loss on forward foreign currency contracts	440	7	—
Investment advisory fees payable	1,712	17	312
Chief Compliance Officer fees payable	18	—	3
Trustees fees payable	17	—	2
Accrued expense payable	290	35	19
Accrued foreign capital gains tax on appreciated securities	98	—	—
Total Liabilities	430,398	145	120,972
Net Assets	$6,532,920	$70,580	$1,708,094
†Cost of investments and repurchase agreements	5,405,704	57,414	1,614,265
††Cost of affiliated investments	403,258	3,824	176,906
†††Cost of foreign currency	3,655	(6)	—
††††Cost (premiums received)	—	—	—
†††††Cost (premiums received)	—	—	—
* Includes market value of securities on loan	393,054	—	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$5,644,096	$74,491	$1,735,699
Undistributed (distributions in excess of) net investment income	118,957	988	15,920
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, swap contracts and foreign currency	(304,048)	(14,295)	(49,956)
Net unrealized appreciation (depreciation) on investments	1,073,684	9,301	6,379
Net unrealized appreciation (depreciation) on futures contracts	592	100	52
Net unrealized appreciation (depreciation) on swap contracts	—	—	—
Net unrealized depreciation on options	—	—	—
Net unrealized appreciation on swaptions	—	—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(263)	(5)	—
Accumulated foreign capital gains tax on appreciated securities	(98)	—	—
Net Assets	$6,532,920	$70,580	$1,708,094
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.62	$9.54	$8.27
	($6,532,919,893 ÷ 517,831,884 shares )	($70,579,565 ÷ 7,396,309 shares )	($1,708,094,283 ÷ 206,546,559 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Corporate Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund

$5,996,212 *	$2,099,007	$3,506,325	$2,336,280	$555,541	$1,362,187 *
504,597	48,557	198,486	37,997	24,982	5,174
—	—	—	—	16,000	—
—	16,180	68	—	19	79,012
17,216	—	—	—	—	—

365	563	257	—	82	95
7,919	2,360	1,134	—	19,943	1,035
367,044	10,264	9,081	5,003	1,902	4,069
31,173	31,920	34,686	28,849	1,101	25,611
170	31	103	6	11	7
9	—	—	—	—	—
—	—	—	—	—	132
1,170	—	—	—	—	4,083
4,706	—	1,337	—	—	13,206
335	—	—	—	—	—
3,962	—	—	—	—	—
20	18	26	20	4	7
6,934,898	2,208,900	3,751,503	2,408,155	619,585	1,494,618

236,434	—	—	—	—	5,174
805,689	42,840	146,542	29,921	44,157	13,487
11,345	3,904	852	—	—	2,848
380	331	386	6	12	—
2,807	1,274	64	—	—	156
132	—	—	—	—	—
45,349	—	—	591	—	—
—	—	—	—	—	1,868
147	—	2	—	—	—
—	—	—	—	—	118
1,066	—	—	—	—	4,209
587	500	395	269	41	502
21	6	11	7	1	4
20	6	10	6	1	4
143	80	116	58	11	152
—	—	—	—	—	—
1,104,120	48,941	148,378	30,858	44,223	28,522
$5,830,778	$2,159,959	$3,603,125	$2,377,297	$575,362	$1,466,096
5,947,205	2,026,757	3,549,858	2,451,210	570,402	1,425,779
504,597	48,557	198,486	37,997	24,982	5,174
17,128	—	—	—	—	(1,846)
(111)	(799)	206	—	—	19,057
2,772	—	—	—	—	—
230,314	—	—	—	—	4,915

$5,813,556	$2,056,671	$3,696,686	$2,525,968	$575,348	$1,549,177
(5,744)	10,658	(1,231)	(47)	(351)	4,677

(28,818)	20,855	(50,101)	(33,830)	(794)	(17,831)
49,007	72,250	(43,533)	(114,930)	1,139	(63,592)
(882)	—	192	136	20	27
2,073	(475)	1,112	—	—	(6,007)
(27)	—	—	—	—	—
1,420	—	—	—	—	—

193	—	—	—	—	(355)
—	—	—	—	—	—
$5,830,778	$2,159,959	$3,603,125	$2,377,297	$575,362	$1,466,096
$10.34	$9.94	$8.20	$9.38	$10.03	$10.21
($5,830,778,148 ÷ 563,727,908 shares )	($2,159,958,916 ÷ 217,340,952 shares )	($3,603,124,803 ÷ 439,292,245 shares )	($2,377,297,201 ÷ 253,342,849 shares )	($575,362,099 ÷ 57,367,795 shares )	($1,466,095,810 ÷ 143,534,107 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	229

Consolidated Statement of Assets and Liabilities/

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2013

	Real Return Fund		Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
ASSETS:
Investments, at value†	$217,563		$1,351,716	$637,585
Cash	—		3,410	37,517
Foreign currency, at value††	—		—	1,299
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	—		11,074	11,130
Receivable for fund shares sold	21		212	414
Receivable for investment securities sold	—		4,457	404
Dividends and interest receivable	807		2,948	3,359
Receivable for variation margin	—		256	42
Foreign tax reclaim receivable	—		6	17
Unrealized gain on foreign spot currency contracts	—		—	34
Unrealized gain on forward foreign currency contracts	—		7,869	1,547
Swap contracts at value†††	—		—	466
Options purchased, at value††††	—		392	322
Prepaid expenses	2		10	4
Total Assets	218,393		1,382,350	694,140
LIABILITIES:
Payable for investment securities purchased	—		—	25,026
Payable for fund shares redeemed	7		4,158	13
Swap contracts, at value†††	—		—	449
Reverse repurchase agreements	—		—	64,558
Payable to custodian	3,530		—	—
Payable for variation margin	—		—	465
Unrealized loss on foreign spot currency contracts	—		5	146
Unrealized loss on forward foreign currency contracts	—		—	739
Investment advisory fees payable	11		68	130
Chief Compliance Officer fees payable	1		3	1
Trustees fees payable	1		3	—
Accrued expense payable	5		27	8
Total Liabilities	3,555		4,264	91,535
Net Assets	$214,838		$1,378,086	$602,605
†Cost of investments	217,556		1,095,571	629,756
††Cost of foreign currency	—		—	1,299
†††Cost (premiums received)	—		—	94
††††Cost (premiums received)	—		3,119	346
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$214,452		$1,120,680	$618,612
Undistributed net investment income	1,119		8,049	184
Accumulated net realized loss on investments, option contracts, futures contracts, swap contracts and foreign currency	(740)		(5,373)	(22,599)
Net unrealized appreciation on investments	7		256,145	7,829
Net unrealized depreciation on futures contracts	—		(6,552)	(1,908)
Net unrealized depreciation on swap contracts	—		—	(191)
Net unrealized depreciation on options	—		(2,727)	(24)
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		7,864	702
Net Assets	$214,838		$1,378,086	$602,605
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.84		$13.93	$9.03
	($214,837,946 ÷ 21,823,076 shares	)	($1,378,086,026 ÷ 98,912,890 shares )	($602,604,905 ÷ 66,764,945 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

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Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2013

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
Investment Income
Dividends	$15,422	$2,322	$49,620
Dividends from affiliated registered investment company	5	—	8
Interest income	1	—	6
Security lending income — net	75	—	484
Less: foreign taxes withheld	(21)	(3)	(5)
Total Investment Income	15,482	2,319	50,113
Expenses:
Investment advisory fees	4,010	634	10,473
Administration fees	501	79	1,309
Trustee fees	9	1	24
Chief Compliance Officer fees	6	1	17
Custodian/wire agent fees	49	8	143
Professional fees	34	6	92
Printing fees	8	1	22
Registration fees	5	1	15
Interest expense	—	—	1
Other expenses	4	4	57
Total Expenses	4,626	735	12,153
Less:
Waiver of investment advisory fees	(2,206)	(269)	(6,114)
Waiver of administration fees	(501)	(79)	(1,309)
Fees paid indirectly(1)	(95)	—	(30)
Net Expenses	1,824	387	4,700
Net Investment Income	13,658	1,932	45,413
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	120,187	27,978	431,832
Affiliated investments	(487)	—	137,213
Futures contracts	4,236	129	12,496
Foreign currency transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	131,058	11,002	(57,182)
Futures contracts	220	337	(4,768)
Foreign currency and translation of other assets and liabilities denominated in foreign currencies	—	—	3
Net Increase in Net Assets Resulting from Operations	$268,872	$41,378	$565,007

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Large Cap Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund

$21,045	$1,632	$4,277	$976	$10,789	$14,754
2	3	62	30	3	2
15	3	39	1	4	—
114	90	415	74	828	—
(6)	(5)	(7)	—	(22)	(82)
21,170	1,723	4,786	1,081	11,602	14,674

1,819	149	2,498	704	6,780	3,676
535	62	192	54	522	283
10	1	3	1	10	5
7	1	2	1	7	4
54	7	20	5	55	28
36	3	13	4	36	19
9	1	4	1	9	5
3	—	2	—	6	1
—	—	—	—	—	—
23	—	11	1	24	12
2,496	224	2,745	771	7,449	4,033

(1,712)	(74)	(730)	(206)	(2,086)	(2,432)
(535)	(62)	(192)	(54)	(522)	(283)
(14)	—	(16)	(3)	(75)	—
235	88	1,807	508	4,766	1,318
20,935	1,635	2,979	573	6,836	13,356

26,682	1,427	73,821	17,686	140,350	56,705
—	—	—	—	—	—
5,307	247	1,513	1,219	4,240	1,158
—	—	—	—	4	(8)

191,724	32,492	46,574	15,991	157,688	54,515
(1,069)	285	199	1	267	1,481
—	—	—	—	(1)	(6)
$243,579	$36,086	$125,086	$35,470	$309,384	$127,201

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	233

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2013

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Opportunistic Income Fund
Investment Income
Dividends	$59,705	$599	$28
Dividends from affiliated registered investment company	9	—	6
Interest income	83	4	14,133
Security lending income — net	2,441	—	—
Less: foreign taxes withheld	(4,074)	(43)	—
Total Investment Income	58,164	560	14,167
Expenses:
Investment advisory fees	17,712	210	2,876
Administration fees	1,610	16	320
Trustee fees	29	—	5
Chief Compliance Officer fees	20	—	4
Custodian/wire agent fees	380	38	26
Professional fees	125	1	19
Printing fees	27	—	5
Registration fees	11	—	—
Overdraft fees	4	—	—
Interest expense	—	—	4
Other expenses	82	18	28
Total Expenses	20,000	283	3,287
Less:
Waiver of investment advisory fees	(7,407)	(116)	(1,573)
Waiver of administration fees	(1,610)	(16)	(320)
Fees paid indirectly(1)	(32)	—	—
Net Expenses	10,951	151	1,394
Net Investment Income	47,213	409	12,773
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	161,679	950	(8,446)
Affiliated investments	—	—	—
Futures contracts	26,639	219	(654)
Purchased and written options	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	(98)	14	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	377,584	4,645	8,999
Futures contracts	594	19	49
Purchased and written options	—	—	—
Purchased swaptions	—	—	—
Swap contracts	—	—	—
Foreign capital gains tax	(21)	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currencies	286	7	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$613,876	$6,263	$12,721

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Corporate Bond Fund	Ultra Short Duration Bond Fund

$—	$355	$—	$—	$—
11	3	2	1	—
89,364	73,199	72,849	52,095	2,476
72	—	—	—	—
(1)	(17)	—	—	—
89,446	73,540	72,851	52,096	2,476

9,209	5,222	4,915	3,280	376
1,535	536	819	547	125
30	10	15	10	2
20	7	10	7	2
169	54	85	55	13
112	37	58	38	9
27	9	14	9	2
20	5	10	—	—
—	—	—	—	—
—	—	—	—	—
76	87	100	—	3
11,198	5,967	6,026	3,946	532

(5,832)	(2,223)	(2,621)	(1,749)	(125)
(1,535)	(536)	(819)	(547)	(125)
—	—	—	—	—
3,831	3,208	2,586	1,650	282
85,615	70,332	70,265	50,446	2,194

(40,056)	16,560	(36,202)	(34,339)	(395)
1	—	—	—	—
11,580	—	(7,727)	(4,655)	(49)
1,650	—	—	—	—
538	(318)	(137)	—	—
(267)	—	—	—	—

(89,164)	(32,235)	(170,119)	(76,837)	118
(3,879)	—	675	38	15
34	—	—	—	—
1,414	—	—	—	—
1,027	(585)	725	—	—
—	—	—	—	—
(1,224)	—	—	—	—
$(32,731)	$53,754	$(142,520)	$(65,347)	$1,883

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	235

Consolidated Statement of Operations/

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2013

	Emerging Markets Debt Fund	Real Return Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Investment Income
Dividends	$—	$—	$13,230	$2,312
Interest income	45,380	351	1	1,276
Security lending income — net	8	—	—	—
Less: foreign taxes withheld	(93)	—	—	(108)
Total Investment Income	45,295	351	13,231	3,480
Expenses:
Investment advisory fees	5,906	265	3,756	1,253
Administration fees	347	60	313	114
Trustee fees	6	1	5	2
Chief Compliance Officer fees	4	1	4	1
Custodian/wire agent fees	199	2	25	11
Professional fees	24	4	20	7
Printing fees	6	1	5	2
Registration fees	2	1	—	—
Interest expense on reverse repurchase agreements	—	—	—	30
Overdraft fees	8	—	—	—
Other expenses	86	4	10	4
Total Expenses	6,588	339	4,138	1,424
Less:
Waiver of investment advisory fees	(2,988)	(193)	(3,380)	(648)
Waiver of administration fees	(347)	(60)	(313)	(114)
Fees paid indirectly(1)	—	—	—	—
Net Expenses	3,253	86	445	662
Net Investment Income	42,042	265	12,786	2,818
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	(13,182)	(731)	1,754	(11,192)
Futures contracts	(257)	—	(102)	(1,153)
Purchased and written options	(632)	—	74	(75)
Swap contracts	(1,608)	—	—	(5,509)
Foreign currency transactions	(14,871)	—	(23,843)	(872)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(87,821)	(43)	129,851	13,986
Futures contracts	27	—	(6,552)	(2,031)
Purchased and written options	174	—	(2,727)	43
Swap contracts	(5,216)	—	—	(862)
Foreign currency and translation of other assets and liabilities denominated in foreign currencies	(1,919)	—	911	(550)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(83,263)	$(509)	$112,152	$(5,397)

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

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Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2013 (unaudited) and the year ended May 31, 2013

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13
Operations:
Net investment income	$13,658	$34,298	$1,932	$4,859	$45,413	$103,968
Net realized gain (loss) from investments, affiliated investments and futures contracts	123,936	126,685	28,107	40,054	581,541	641,601
Net realized gain (loss) on foreign currency transactions	—	—	—	—		(49)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	131,278	313,841	11,339	26,430	(61,950)	684,697
Net change in unrealized appreciation on foreign currency transactions	—	—	—	—	3	—
Net Increase in Net Assets Resulting from Operations	268,872	474,824	41,378	71,343	565,007	1,430,217
Dividends and Distributions from:
Net investment income:
Class A	(14,215)	(33,960)	(1,402)	(5,999)	(12,400)	(140,201)
Net realized gains:
Class A	—	(50,275)	—	—	—	—
Total Dividends and Distributions	(14,215)	(84,235)	(1,402)	(5,999)	(12,400)	(140,201)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	334,462	422,969	17,651	46,493	165,128	1,013,176
Reinvestment of dividends and distributions	13,797	82,864	1,313	5,414	12,153	136,946
Cost of shares redeemed	(362,792)	(772,763)	(46,187)	(128,581)	(1,381,686)	(2,376,213)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(14,533)	(266,930)	(27,223)	(76,674)	(1,204,405)	(1,226,091)
Net Increase (Decrease) in Net Assets	240,124	123,659	12,753	(11,330)	(651,798)	63,925
Net Assets:
Beginning of Period	1,897,837	1,774,178	309,577	320,907	5,500,315	5,436,390
End of Period	$2,137,961	$1,897,837	$322,330	$309,577	$4,848,517	$5,500,315
Undistributed Net Investment Income Included in Net Assets at Period End	$4,937	$5,494	$627	$97	$33,013	$—

(1)	See Note 6 in the Notes to Financial Statements.
(2)	Commenced operations on February 28, 2013.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Large Cap Index Fund		Extended Market Index Fund(2)		Small Cap Fund		Small Cap II Fund
06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	02/28/13 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13

$20,935	$39,683	$1,635	$371	$2,979	$8,224	$573	$1,572
31,989	(5,408)	1,674	202	75,334	77,627	18,905	8,057

—	—	—	—	—	1	—	—

190,655	404,466	32,777	7,399	46,773	126,870	15,992	37,721
—	—	—	—	—	—	—	—

243,579	438,741	36,086	7,972	125,086	212,722	35,470	47,350

(21,266)	(37,390)	(1,430)	(84)	(2,418)	(10,108)	(609)	(1,541)

—	(17,633)	—	—	—	—	—	(570)
(21,266)	(55,023)	(1,430)	(84)	(2,418)	(10,108)	(609)	(2,111)

226,219	1,122,773	175,935	172,091	35,631	119,337	67,988	246,977
21,002	54,321	1,427	84	2,035	8,729	578	2,031
(606,225)	(602,393)	(40,608)	(5,956)	(161,602)	(304,936)	(107,071)	(134,616)

(359,004)	574,701	136,754	166,219	(123,936)	(176,870)	(38,505)	114,392
(136,691)	958,419	171,410	174,107	(1,268)	25,744	(3,644)	159,631

2,214,088	1,255,669	174,107	—	778,976	753,232	221,697	62,066
$2,077,397	$2,214,088	$345,517	$174,107	$777,708	$778,976	$218,053	$221,697
$6,676	$7,007	$509	$304	$1,571	$1,010	$132	$168

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	239

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2013 (unaudited) and the year ended May 31, 2013

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund
	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13
Operations:
Net investment income	$6,836	$22,654	$13,356	$23,765
Net realized gain (loss) from investments and futures contracts	144,590	236,262	57,863	51,377
Net realized gain (loss) on foreign currency transactions	4	13	(8)	(75)
Net change in unrealized appreciation on investments and futures contracts	157,955	320,450	55,996	135,977
Net change in unrealized depreciation on foreign cap gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(1)	—	(6)	2
Net Increase in Net Assets Resulting from Operations	309,384	579,379	127,201	211,046
Dividends and Distributions from:
Net investment income:
Class A	(6,894)	(25,590)	(13,923)	(22,592)
Net realized gains:
Class A	—	(15,141)	—	(16,946)
Total Dividends and Distributions	(6,894)	(40,731)	(13,923)	(39,538)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	80,902	437,273	131,048	510,717
Reinvestment of dividends and distributions	6,821	40,334	13,715	38,191
Cost of shares redeemed	(578,837)	(843,868)	(224,930)	(296,518)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(491,114)	(366,261)	(80,167)	252,390
Net Increase (Decrease) in Net Assets	(188,624)	172,387	33,111	423,898
Net Assets:
Beginning of Period	2,153,745	1,981,358	1,145,980	722,082
End of Period	$1,965,121	$2,153,745	$1,179,091	$1,145,980
Undistributed Net Investment Income Included in Net Assets at Period End	$6,875	$6,933	$3,442	$4,009

(1)	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Opportunistic Income Fund
06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13

$47,213	$134,537	$409	$1,052	$12,773	$6,707
188,318	189,005	1,169	2,182	(9,100)	(240)
(98)	(4,774)	14	(28)	—	—
378,178	1,036,674	4,664	9,793	9,048	16,541
(21)	(77)	—	—	—	—

286	(3,829)	7	(70)	—	—
613,876	1,351,536	6,263	12,929	12,721	23,008

—	(119,081)	—	(1,070)	(8,168)	(8,743)

—	—	—	—	—	—
—	(119,081)	—	(1,070)	(8,168)	(8,743)

780,270	1,900,967	8,395	11,231	790,866	795,292
—	116,860	—	818	7,996	8,488
(1,054,078)	(1,681,364)	(6,599)	(10,143)	(91,843)	(40,482)
(273,808)	336,463	1,796	1,906	707,019	763,298
340,068	1,568,918	8,059	13,765	711,572	777,563

6,192,852	4,623,934	62,521	48,756	996,522	218,959
$6,532,920	$6,192,852	$70,580	$62,521	$1,708,094	$996,522
$118,957	$71,744	$988	$579	$15,920	$11,315

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	241

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2013 (unaudited) and the year ended May 31, 2013

	Core Fixed Income Fund		High Yield Bond Fund
	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13
Operations:
Net investment income	$85,615	$192,864	$70,332	$148,399
Net realized gain (loss) from investments, affiliated investments, purchased and written options, futures contracts and swap contracts	(26,287)	149,751	16,242	56,668
Net realized gain (loss) on foreign currency transactions	(267)	3,475	—	—
Net change in unrealized appreciation (depreciation) on investments, purchased and written options, purchased swaptions, futures contracts and swap contracts	(90,568)	(102,409)	(32,820)	87,706
Net change in unrealized depreciation on foreign currency transactions	(1,224)	(69)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,731)	243,612	53,754	292,773
Dividends and Distributions from:
Net investment income:
Class A	(91,015)	(206,754)	(69,321)	(144,390)
Net realized gains:
Class A	—	(99,113)	—	—
Total Dividends and Distributions	(91,015)	(305,867)	(69,321)	(144,390)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	913,990	2,956,412 (2)	230,243	620,108
Reinvestment of dividends and distributions	87,672	296,639	67,556	139,881
Cost of shares redeemed	(1,531,356)	(3,787,895)	(284,824)	(660,601)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(529,694)	(534,844)	12,975	99,388
Net Increase (Decrease) in Net Assets	(653,440)	(597,099)	(2,592)	247,771
Net Assets:
Beginning of Period	6,484,218	7,081,317	2,162,551	1,914,780
End of Period	$5,830,778	$6,484,218	$2,159,959	$2,162,551
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(5,744)	$(344)	$10,658	$9,647

(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).
(3)	Commenced operations on June 29, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Long Duration Fund		Long Duration Corporate Bond Fund(3)		Ultra Short Duration Bond Fund		Emerging Markets Debt Fund
06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13

$70,265	$149,352	$50,446	$71,936	$2,194	$3,624	$42,042	$63,189
(44,066)	302,981	(38,994)	17,948	(444)	829	(15,679)	62,344
—	—	—	—	—	—	(14,871)	12,904
(168,719)	(420,443)	(76,799)	(37,995)	133	1,718	(92,836)	(17,600)
—	—	—	—	—	—	(1,919)	(2,230)
(142,520)	31,890	(65,347)	51,889	1,883	6,171	(83,263)	118,607

(69,952)	(148,715)	(50,510)	(71,980)	(2,586)	(4,073)	(30,451)	(93,938)

—	(248,307)	—	(12,723)	—	—	—	(52,794)
(69,952)	(397,022)	(50,510)	(84,703)	(2,586)	(4,073)	(30,451)	(146,732)

829,727	1,135,778 (2)	501,269	2,340,569 (2)	199,026	565,825 (2)	313,323	445,867
67,526	384,646	50,469	84,678	2,544	3,958	29,470	142,096
(403,947)	(3,330,376)	(141,536)	(309,481)	(148,098)	(347,511)	(174,876)	(262,863)
493,306	(1,809,952)	410,202	2,115,766	53,472	222,272	167,917	325,100
280,834	(2,175,084)	294,345	2,082,952	52,769	224,370	54,203	296,975

3,322,291	5,497,375	2,082,952	—	522,593	298,223	1,411,893	1,114,918
$3,603,125	$3,322,291	$2,377,297	$2,082,952	$575,362	$522,593	$1,466,096	$1,411,893
$(1,231)	$12	$(47)	$17	$(351)	$41	$4,677	$(6,914)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	243

Consolidated Statement of Changes in Net Assets/Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2013 (unaudited) and the year ended May 31, 2013

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13	06/01/13 to 11/30/13	06/01/12 to 05/31/13
Operations:
Net investment income	$265	$2,259	$12,786	$19,134	$2,818	$2,106
Net realized gain (loss) from investments, purchased and written options, futures contracts and swap contracts	(731)	3,756	1,726	17,617	(17,929)	(7,650)
Net realized gain (loss) on foreign currency transactions	—	—	(23,843)	(844)	(872)	271
Net change in unrealized appreciation (depreciation) on investments, purchased and written options, futures contracts and swap contracts	(43)	(6,178)	120,572	157,998	11,136	2,550
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	911	(16,776)	(550)	12
Net Increase (Decrease) in Net Assets Resulting from Operations	(509)	(163)	112,152	177,129	(5,397)	(2,711)
Dividends and Distributions from:
Net investment income:
Class A	—	(4,654)	—	(23,239)	—	(970)
Net realized gains:
Class A	—	(5,838)	—	(30,576)	—	—
Net return of capital:
Class A	—	—	—	—	—	(194)
Total Dividends and Distributions	—	(10,492)	—	(53,815)	—	(1,164)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	20,287	42,921	267,388	508,259	326,953	201,232
Reinvestment of dividends and distributions	—	9,256	—	52,931	—	1,056
Cost of shares redeemed	(56,792)	(71,531)	(137,085)	(101,522)	(22,850)	(34,577)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(36,505)	(19,354)	130,303	459,668	304,103	167,711
Net Increase (Decrease) in Net Assets	(37,014)	(30,009)	242,455	582,982	298,706	163,836
Net Assets:
Beginning of Period	251,852	281,861	1,135,631	552,649	303,899	140,063
End of Period	$214,838	$251,852	$1,378,086	$1,135,631	$602,605	$303,899
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$1,119	$854	$8,049	$(4,737)	$184	$(2,634)

(1)	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

244	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

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Consolidated Statement of Cash Flows ($ Thousands) (Unaudited)

For the period ended November 30, 2013

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$(5,397)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of Investment Securities	(532,083)
Proceeds from Disposition of Investment Securities	235,474
Purchased Options/Purchases to Cover Written Options	(589)
Proceeds from Sale of Options/Expired Options	252
Amortization (Accretion of Market Discount)	1,563

Net Realized (Gain) Loss on:
Investments	11,192
Options	75

Net Change in Unrealized (Appreciation) Depreciation on:
Investments	(13,986)
Options	(43)

Changes in assets:
Foreign currency, at value	(1,287)
Cash collateral on futures	(11,080)
Receivable for investment securities sold	(56)
Dividends and interest receivable	(2,155)
Receivable for variation margin	(11)
Swap contracts, at value	289
Foreign tax reclaim receivable	(11)
Unrealized loss on forward foreign currency contracts	(222)
Unrealized gain on foreign spot currency contracts	9
Prepaid Expenses	(3)

Changes in liabilities:
Payable for investment securities purchased	(46,946)
Payable for variation margin	465
Investment advisory fees payable	84
Swap contracts, at value	373
Reverse repurchase agreements	26,204
Unrealized gain on forward foreign currency contracts	723
Unrealized gain on foreign spot currency contracts	47
Accrued expense payable	(15)
Net Cash Used in Operating Activities	(337,134)
Cash Flows from Financing Activities:
Proceeds from Shares Issued	397,619
Cost of Shares Redeemed	(22,981)
Net Cash Provided by Financing Activities	374,638
Net Change in Cash	37,504
Cash at beginning of period	13
Cash at end of period	$37,517
Supplemental Disclosure of Cash Flow Information
Interest Paid	$29

The accompanying notes are an integral part of the financial statements.

246	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Financial Highlights

For the period ended November 30, 2013 (unaudited) and the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2013@	$20.94	$0.15	$2.78	$2.93	$(0.16)		$—	$(0.16)	$23.71	14.06%	$2,137,961	0.18%		0.18%		0.46%		1.36%	27%
2013	17.07	0.34	4.38	4.72	(0.33)		(0.52)	(0.85)	20.94	28.44	1,897,837	0.19	(6)	0.19	(6)	0.46	(6)	1.79	47
2012	18.40	0.25	(0.61)	(0.36)	(0.24)		(0.73)	(0.97)	17.07	(1.69)	1,774,178	0.26	(3)	0.26	(3)	0.47	(3)	1.47	83
2011	14.84	0.22	3.56	3.78	(0.22)		—	(0.22)	18.40	25.70	1,616,607	0.26		0.26		0.47		1.35	85
2010	12.55	0.23	2.28	2.51	(0.22)		—	(0.22)	14.84	20.05	1,230,382	0.26		0.26		0.47		1.56	72
2009	18.75	0.28	(6.22)	(5.94)	(0.26)		—	(0.26)	12.55	(31.73)	526,421	0.25		0.26		0.48		2.16	81
Large Cap Diversified Alpha Fund
Class A
2013@	$11.59	$0.07	$1.56	$1.63	$(0.05)		$—	$(0.05)	$13.17	14.15%	$322,330	0.24%		0.24%		0.46%		1.22%	66%
2013	9.41	0.16	2.22	2.38	(0.20)		—	(0.20)	11.59	25.66	309,577	0.24		0.24		0.46		1.55	82
2012	9.53	0.13	(0.16)	(0.03)	(0.09)		—	(0.09)	9.41	(0.24)	320,907	0.31		0.31		0.47		1.40	101
2011	7.69	0.11	1.88	1.99	(0.15)		—	(0.15)	9.53	26.09	364,180	0.31		0.31		0.47		1.30	143
2010	6.35	0.09	1.34	1.43	(0.09)		—	(0.09)	7.69	22.61	352,500	0.31		0.31		0.47		1.26	95
2009	10.23	0.10	(3.91)	(3.81)	(0.07	)**	—	(0.07)	6.35	(37.33)	331,002	0.48	*	0.48	*	0.64		1.41	132
Large Cap Disciplined Equity Fund
Class A
2013@	$13.24	$0.12	$1.41	$1.53	$(0.03)		$—	$(0.03)	$14.74	11.60%	$4,848,517	0.18	%(9)	0.18	%(9)	0.47	%(9)	1.73%	53%
2013	10.58	0.21	2.73	2.94	(0.28)		—	(0.28)	13.24	28.24	5,500,315	0.17	(5)	0.17	(5)	0.46	(5)	1.80	109
2012	10.87	0.16	(0.29)	(0.13)	(0.16)		—	(0.16)	10.58	(1.14)	5,436,390	0.18	(4)	0.18	(4)	0.47	(4)	1.54	93
2011	8.86	0.15	2.08	2.23	(0.22)		—	(0.22)	10.87	25.39	7,773,980	0.18		0.18		0.47		1.54	118
2010	7.36	0.15	1.49	1.64	(0.14)		—	(0.14)	8.86	22.32	6,960,762	0.18		0.18		0.47		1.74	104
2009	12.07	0.16	(4.75)	(4.59)	(0.12	)***	—	(0.12)	7.36	(38.18)	6,043,119	0.19		0.19		0.47		1.97	108
Large Cap Index Fund
Class A
2013@	$140.87	$1.46	$15.63	$17.09	$(1.47)		—	$(1.47)	$156.49	12.24%	$2,077,397	0.02%		0.02%		0.21%		1.96%	3%
2013	113.85	2.77	28.02	30.79	(2.61)		(1.16)	(3.77)	140.87	27.55	2,214,088	0.03		0.03		0.23		2.18	14
2012	117.49	2.26	(3.78)	(1.52)	(2.12)		—	(2.12)	113.85	(1.24)	1,255,669	0.06		0.06		0.24		2.01	12
2011	94.53	2.01	22.98	24.99	(2.03)		—	(2.03)	117.49	26.77	770,135	0.06		0.06		0.24		1.91	17
2010	78.92	2.01	15.53	17.54	(1.93)		—	(1.93)	94.53	22.34	509,120	0.06		0.06		0.24		2.17	11
2009	121.02	2.13	(41.96)	(39.83)	(2.13)		(0.14)	(2.27)	78.92	(32.99)	353,892	0.06		0.06		0.25		2.56	18
Extended Market Index Fund
2013@	$10.77	$0.08	$1.55	$1.63	$(0.06)		$—	$(0.06)	$12.34	15.23%	$345,517	0.07%		0.07%		0.18%		1.32%	14%
2013(7)	10.00	0.03	0.75	0.78	(0.01)		—	(0.01)	10.77	7.84	174,107	0.11		0.11		0.22		1.30	4
Small Cap Fund
Class A
2013@	$15.42	$0.06	$2.63	$2.69	$(0.05)		$—	$(0.05)	$18.06	17.49%	$777,708	0.47%		0.47%		0.72%		0.78%	33%
2013	12.04	0.13	3.42	3.55	(0.17)		—	(0.17)	15.42	29.71	778,976	0.47		0.47		0.71		1.01	85
2012	13.49	0.11	(1.47)	(1.36)	(0.09)		—	(0.09)	12.04	(10.11)	753,232	0.54		0.54		0.72		0.88	85
2011	10.69	0.09	2.84	2.93	(0.13)		—	(0.13)	13.49	27.56	722,825	0.54		0.54		0.72		0.76	86
2010	7.97	0.08	2.73	2.81	(0.09)		—	(0.09)	10.69	35.32	1,339,748	0.53		0.54		0.72		0.86	106
2009	12.42	0.11	(4.37)	(4.26)	(0.19)		—	(0.19)	7.97	(34.27)	985,860	0.52		0.54		0.72		1.26	122
Small Cap II Fund
Class A
2013@	$12.23	$0.03	$2.12	$2.15	$(0.04)		$—	$(0.04)	$14.34	17.60%	$218,053	0.47	%(8)	0.47	%(8)	0.71	%(8)	0.53%	46%
2013	9.62	0.09	2.64	2.73	(0.09)		(0.03)	(0.12)	12.23	28.54	221,697	0.48		0.48		0.72		0.88	113
2012(2)	10.00	0.02	(0.40)	(0.38)	—		—	—	9.62	(3.80)	62,066	0.59		0.59		0.78		1.07	9

@	For the six-month period ended November 30, 2013. All ratios for the period have been annualized.
*	The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31% and 0.32% for the year ended May 31, 2009.
**	Includes a return of capital of $0.05 per share.
***	Includes a return of capital of $0.10 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 10, 2012. All ratios for the period have been annualized.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.47%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.17%, 0.17% and 0.46%, respectively.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.46%, respectively.
(7)	Commenced operations on February 28, 2013. All ratios for the period have been annualized.
(8)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.47%, 0.47% and 0.71%, respectively.
(9)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.41%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	247

Financial Highlights

For the period ended November 30, 2013 (unaudited) and the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2013@	$15.69	$0.06	$2.47	$2.53	$(0.06)	$—	$(0.06)	$18.16	16.13%	$1,965,121	0.46%		0.46%		0.72%		0.66%	29%
2013	12.34	0.14	3.45	3.59	(0.15)	(0.09)	(0.24)	15.69	29.49	2,153,745	0.46		0.46		0.71		1.02	92
2012	13.62	0.09	(1.28)	(1.19)	(0.09)	—	(0.09)	12.34	(8.71)	1,981,358	0.49		0.49		0.72		0.77	84
2011	10.53	0.08	3.07	3.15	(0.06)	—	(0.06)	13.62	29.99	2,315,082	0.49		0.49		0.72		0.68	99
2010	7.85	0.08	2.71	2.79	(0.11)	—	(0.11)	10.53	35.79	2,064,443	0.49		0.50		0.72		0.79	97
2009	12.22	0.12	(4.36)	(4.24)	(0.13)	—	(0.13)	7.85	(34.70)	1,724,824	0.48		0.50		0.72		1.40	125
U.S. Managed Volatility Fund
Class A
2013@	$13.54	$0.17	$1.40	$1.57	$(0.17)	$—	$(0.17)	$14.94	11.73%	$1,179,091	0.23%		0.23%		0.70%		2.36%	33%
2013	11.39	0.32	2.37	2.69	(0.31)	(0.23)	(0.54)	13.54	24.19	1,145,980	0.24		0.24		0.71		2.55	41
2012	12.15	0.25	0.01	0.26	(0.21)	(0.81)	(1.02)	11.39	2.62	722,082	0.35		0.35		0.73		2.25	44
2011	11.16	0.22	2.72	2.94	(0.23)	(1.72)	(1.95)	12.15	28.97	133,811	0.35		0.35		0.72		1.92	114
2010	9.55	0.22	1.78	2.00	(0.22)	(0.17)	(0.39)	11.16	21.12	255,094	0.35		0.35		0.72		2.04	58
2009(2)	10.00	0.09	(0.51)	(0.42)	(0.03)	—	(0.03)	9.55	(4.16)	237,860	0.35		0.35		0.75		2.31	31
World Equity Ex-US Fund
Class A
2013@	$11.51	$0.09	$1.02	$1.11	$—	$—	$—	$12.62	9.64%	$6,532,920	0.34%		0.34%		0.62%		1.47%	19%
2013	9.24	0.25	2.24	2.49	(0.22)	—	(0.22)	11.51	27.11	6,192,852	0.35		0.35		0.62		2.30	52
2012	11.71	0.23	(2.50)	(2.27)	(0.20)	—	(0.20)	9.24	(19.36)	4,623,934	0.45		0.45		0.63		2.28	56
2011	9.09	0.23	2.59	2.82	(0.20)	—	(0.20)	11.71	31.12	5,129,089	0.45		0.45		0.64		2.12	85
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45		0.45		0.65		2.10	149
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45	(4)	0.45	(4)	0.66	(4)	3.03	171
Screened World Equity Ex-US Fund
Class A
2013@	$8.66	$0.06	$0.82	$0.88	$—	$—	$—	$9.54	10.16%	$70,580	0.47%		0.47%		0.88%		1.27%	22%
2013	7.02	0.15	1.64	1.79	(0.15)	—	(0.15)	8.66	25.69	62,521	0.50		0.50		0.89		1.81	76
2012	9.01	0.13	(1.97)	(1.84)	(0.15)	—	(0.15)	7.02	(20.39)	48,756	0.74		0.74		0.93		1.63	76
2011	7.04	0.12	1.98	2.10	(0.13)	—	(0.13)	9.01	29.93	54,844	0.77		0.77		1.06		1.42	89
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80		0.80		1.06		1.69	161
2009(3)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80		0.80		1.10		2.38	101
Opportunistic Income Fund
Class A
2013@	$8.26	$0.08	$(0.02)	$0.06	$(0.05)	$—	$(0.05)	$8.27	0.75%	$1,708,094	0.22	%(6)	0.22	%(6)	0.51	%(6)	2.00%	115%
2013	7.97	0.12	0.34	0.46	(0.17)	—	(0.17)	8.26	5.78	996,522	0.21		0.26		0.52		1.41	26
2012	7.95	0.15	0.04	0.19	(0.17)	—	(0.17)	7.97	2.49	218,959	0.41		0.41		0.53		1.94	58
2011	7.69	0.13	0.31	0.44	(0.18)	—	(0.18)	7.95	5.81	295,277	0.41		0.41		0.53		1.68	17
2010	6.95	0.21	0.67	0.88	(0.14)	—	(0.14)	7.69	12.66	115,519	0.41		0.41		0.54		2.85	12
2009	9.11	0.22	(2.22)	(2.00)	(0.16)*	—	(0.16)	6.95	(22.20)	165,113	0.41		0.41		0.54		2.91	27
Core Fixed Income Fund
Class A
2013@	$10.54	$0.14	$(0.19)	$(0.05)	$(0.15)	$—	$(0.15)	$10.34	(0.43)%	$5,830,778	0.12%		0.12%		0.35%		2.79%	165%
2013	10.63	0.27	0.06	0.33	(0.29)	(0.13)	(0.42)	10.54	3.12	6,484,218	0.13		0.13		0.36		2.53	315
2012	10.39	0.34	0.47	0.81	(0.36)	(0.21)	(0.57)	10.63	7.98	7,081,317	0.14		0.14		0.37		3.21	386
2011	10.35	0.38	0.44	0.82	(0.39)	(0.39)	(0.78)	10.39	8.17	6,761,399	0.16	(5)	0.16	(5)	0.38	(5)	3.60	422
2010	9.42	0.47	0.95	1.42	(0.49)	—	(0.49)	10.35	15.34	5,705,708	0.14		0.14		0.37		4.71	242
2009	9.95	0.52	(0.38)	0.14	(0.52)	(0.15)	(0.67)	9.42	1.85	4,540,593	0.14		0.14		0.37		5.56	411

@	For the six-month period ended November 30, 2013. All ratios for the period have been annualized.
*	Includes a return of capital of $0.04 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on December 30, 2008. All ratios for the period have been annualized.
(3)	Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.45%, 0.45% and 0.66%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.14%, 0.14% and 0.36%, respectively.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.22%, 0.22% and 0.51%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

248	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Financial Highlights

For the period ended November 30, 2013 (unaudited) and the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2013@	$10.01	$0.32	$(0.07)	$0.25	$(0.32)	$—	$(0.32)	$9.94	2.57%	$2,159,959	0.30%	0.30%	0.56%	6.57%	27%
2013	9.30	0.71	0.69	1.40	(0.69)	—	(0.69)	10.01	15.46	2,162,551	0.30 (7)	0.30 (7)	0.56 (7)	7.23	72
2012	9.58	0.74	(0.29)	0.45	(0.72)	(0.01)	(0.73)	9.30	5.09	1,914,780	0.35 (5)	0.35 (5)	0.56 (5)	7.97	50
2011	8.74	0.79	0.81	1.60	(0.76)	(0.00)‡	(0.76)	9.58	19.06	1,939,023	0.35	0.35	0.56	8.48	90
2010	7.00	0.84	1.72	2.56	(0.80)	(0.02)	(0.82)	8.74	37.60	1,634,608	0.35	0.35	0.56	10.03	110
2009	9.17	0.80	(2.14)	(1.34)	(0.77)	(0.06)	(0.83)	7.00	(13.79)	1,239,271	0.35	0.35	0.56	11.34	79
Long Duration Fund
Class A
2013@	$8.75	$0.18	$(0.55)	$(0.37)	$(0.18)	$—	$(0.18)	$8.20	(4.26)%	$3,603,125	0.16%	0.16%	0.37%	4.28%	47%
2013	9.65	0.36	(0.25)	0.11	(0.36)	(0.65)	(1.01)	8.75	0.78	3,322,291	0.16	0.16	0.37	3.80	96
2012	8.83	0.41	1.42	1.83	(0.42)	(0.59)	(1.01)	9.65	21.70	5,497,375	0.20	0.20	0.37	4.45	121
2011	8.69	0.44	0.46	0.90	(0.43)	(0.33)	(0.76)	8.83	10.74	3,523,154	0.20 (4)	0.20 (4)	0.37 (4)	5.03	85
2010	7.77	0.45	0.93	1.38	(0.46)	—	(0.46)	8.69	18.11	2,736,187	0.20	0.20	0.37	5.42	113
2009	8.57	0.39	(0.72)	(0.33)	(0.47)	—	(0.47)	7.77	(3.89)	1,489,047	0.20	0.20	0.39	4.88	95
Long Duration Corporate Bond Fund
Class A
2013@	$9.93	$0.22	$(0.55)	$(0.33)	$(0.22)	$—	$(0.22)	$9.38	(3.33)%	$2,377,297	0.15%	0.15%	0.36%	4.61%	68%
2013(6)	10.00	0.39	0.00 ‡	0.39	(0.39)	(0.07)	(0.46)	9.93	3.75	2,082,952	0.15	0.15	0.36	4.08	100
Ultra Short Duration Bond Fund
Class A
2013@	$10.04	$0.04	$—	$0.04	$(0.05)	$—	$(0.05)	$10.03	0.84%	$575,362	0.11%	0.11%	0.21%	0.88%	66%
2013	9.95	0.10	0.11	0.21	(0.12)	—	(0.12)	10.04	2.14	522,593	0.12	0.12	0.21	1.02	178
2012	9.99	0.11	(0.02)	0.09	(0.13)	—	(0.13)	9.95	0.86	298,223	0.16	0.16	0.21	1.14	222
2011(3)	10.00	0.04	(0.01)	0.03	(0.04)	—	(0.04)	9.99	0.33	313,358	0.18	0.18	0.23	1.65	23
Emerging Markets Debt Fund
Class A
2013@	$11.11	$0.32	$(0.99)	$(0.67)	$(0.23)	$—	$(0.23)	$10.21	(6.02)%	$1,466,096	0.47%	0.47%	0.95%	6.05%	46%
2013	11.22	0.56	0.65	1.21	(0.84)	(0.48)	(1.32)	11.11	10.64	1,411,893	0.48	0.48	0.94	4.79	119
2012	11.60	0.73	(0.22)	0.51	(0.77)	(0.12)	(0.89)	11.22	4.67	1,114,918	0.55	0.55	0.93	6.43	55
2011	10.47	0.78	0.91	1.69	(0.56)	—	(0.56)	11.60	16.51	1,028,691	0.55	0.55	0.93	6.89	75
2010	9.27	0.84	1.40	2.24	(1.04)	—	(1.04)	10.47	24.93	989,598	0.55	0.55	0.93	8.12	66
2009	10.42	0.75	(1.19)	(0.44)	(0.71)	—	(0.71)	9.27	(3.55)	901,226	0.55	0.55	0.94	8.56	78
Real Return Fund
Class A
2013@	$9.86	$0.01	$(0.03)	$(0.02)	$—	$—	$—	$9.84	(0.20)%	$214,838	0.07%	0.07%	0.28%	0.22%	17%
2013	10.29	0.09	(0.10)	(0.01)	(0.18)	(0.24)	(0.42)	9.86	(0.15)	251,852	0.11	0.11	0.28	0.87	97
2012	10.67	0.29	(0.07)	0.22	(0.35)	(0.25)	(0.60)	10.29	2.15	281,861	0.20	0.20	0.28	2.75	96
2011	10.41	0.31	0.37	0.68	(0.21)	(0.21)	(0.42)	10.67	6.65	369,232	0.20	0.20	0.28	2.90	69
2010	10.11	0.33	0.24	0.57	(0.27)	—	(0.27)	10.41	5.70	326,758	0.29	0.29	0.55	3.18	205
2009	10.99	0.21	(0.27)	(0.06)	(0.82)*	—	(0.82)	10.11	(0.17)	260,477	0.36	0.36	0.78	2.01	148
Dynamic Asset Allocation Fund
Class A
2013@	$12.81	$0.13	$0.99	$1.12	$—	$—	$—	$13.93	8.74%	$1,378,086	0.07%	0.07%	0.65%	2.04%	7%
2013	11.14	0.30	2.20	2.50	(0.35)	(0.48)	(0.83)	12.81	23.75	1,135,631	0.10	0.10	0.66	2.50	35
2012	11.26	(0.01)	0.39	0.38	—	(0.50)	(0.50)	11.14	3.73	552,649	0.50	0.50	0.67	(0.10)	140
2011(2)	10.00	(0.04)	1.49	1.45	—	(0.19)	(0.19)	11.26	14.66	407,345	0.50	0.50	0.67	(0.39)	—

@	For the six-month period ended November 30, 2013. All ratios for the period have been annualized.
*	Includes a return of capital of $0.06 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Amount represents less than $0.01.
(1)	Per share net investment income (loss) and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.
(3)	Commenced operations on February 28, 2011. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.37%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.35%, 0.35% and 0.56%, respectively.
(6)	Commenced operations on June 29, 2012. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.56%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	249

Consolidated Financial Highlights

For the period ended November 30, 2013 (unaudited) and the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Losses on Securities(1)		Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Real Return Fund
Class A
2013@	$9.19	$0.06	$(0.22)		$(0.16)	$—		$—	$—	$9.03	(1.74)%	$602,605	0.29	%(5)	0.29	%(5)	0.62	%(5)	1.24%	49%
2013	9.25	0.11	(0.10	)(4)	0.01	(0.07	)**	—	(0.07)	9.19	0.07	303,899	0.32	(3)	0.32	(3)	0.66	(3)	1.11	49
2012(1)	10.00	0.10	(0.84)		(0.74)	(0.01)		—	(0.01)	9.25	(7.37)	140,063	0.41	(2)	0.41	(2)	0.66	(2)	1.23	58

@	For the six-month period ended November 30, 2013. All ratios for the period have been annualized.
**	Includes a return of capital of $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Commenced operations on July 29, 2011. All ratios for the period have been annualized.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.64%, respectively.
(3)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.29%, 0.29% and 0.63%, respectively.
(4)	The amount shown for the year ended May 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(5)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.28%, 0.28% and 0.61%, respectively.

250	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

November 30, 2013

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 24 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Dynamic Asset Allocation, Multi-Asset Real Return, Strategic U.S. Large Cap Equity, Emerging Markets Equity and Global Equity Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

The Multi-Asset Real Return Commodity Strategy Subsidiary, Ltd. is a wholly-owned subsidiary of the Multi-Asset Real Return Fund (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Multi-Asset Real Return Fund and its respective subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

As of November 30, 2013, the Strategic U.S. Large Cap Equity, Emerging Markets Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) and are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	251

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The World Equity Ex-US, Screened World Equity Ex-US and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six-month period ended November 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended November 30, 2013, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income

252	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse repurchase agreements outstanding as of November 30, 2013 were as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$5,922	Bank of America 0.17%	$5,922
2,090	Bank of America 0.17%	2,090
3,150	Bank of America 0.17%	3,150
1,018	Bank of America 0.17%	1,018
5,087	Bank of America 0.16%	5,087
6,069	Bank of America 0.16%	6,069
13,519	JPMorgan Securities 0.13%	13,519
7,085	Barclays 0.10%	7,085
20,618	Barclays 0.08%	20,618

		$64,558

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Real Return Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Real Return Fund may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Real Return Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Real Return Fund invests in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	253

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2013, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of November 30, 2013, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income, Dynamic Asset Allocation and Multi-Asset Real Return Funds had options/swaption contracts as of November 30, 2013, as disclosed in the Funds’ Schedules of Investments or Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2013, if applicable.

Securities Sold Short — To the extent consistent with its investment objective and strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of November 30, 2013, none of the Funds held any short positions.

254	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts mainly as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate bonds), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the

Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of November 30, 2013, if applicable.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	255

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests.

Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt, Real Return and Multi-Asset Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond and Ultra Short Duration Bond Funds; declared and paid at least annually for the World Equity Ex-US, Screened World Equity Ex-US and Dynamic Asset Allocation Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2013, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2013, were as follows:

	Face Amount ($ Thousands)/ Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

High Yield Bond Fund
Aventine (Escrow Security)	$2,600	11/30/10	11/30/10	$—	$1	0.00%
VSS AHC, Cl A	29,628	9/25/09	9/25/09	551	179	0.01

				$551	$180	0.02%

256	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — The Multi-Asset Real Return Fund may invest in its own Subsidiary. By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Real Return Fund, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, the Fund wholly owns and controls its Subsidiary, and the Fund and the Subsidiary are each managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

To the extent consistent with its investment objective and strategies, a Fund may enter into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

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November 30, 2013

As of November 30, 2013, the High Yield Bond, Multi-Asset Real Return and Long Duration Funds are the buyers (“receiving protection”) on a total notional amount of $17.9 million, $4.2 million and $5 million, respectively. Additionally, the Core Fixed Income and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $3.6 million and $10.6 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$44,397	—	—	—	$44,397
Maximum potential amount of future payments	3,560,000	—	—	—	3,560,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	—	—	$3,560,000	—	—	$3,560,000
> than 100	—	—	—	—	—	—
Total			$3,560,000			$3,560,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

MULTI-ASSET REALRETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$28,967	—	—	$189,067	$218,034
Maximum potential amount of future payments	442,309	—	—	10,190,000	10,632,309
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REALRETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	—	—	$7,362,309	—	—	$7,362,309
100-200	—	—	—	3,000,000	—	3,000,000
> than 200	—	—	—	—	—	—
Total	—	—	$7,362,309	—	—	$10,362,309

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

258	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of November 30, 2013 was as follows:

	Asset Derivatives			Liability Derivatives
	Six-month period ended November 30, 2013 ($ Thousands)			Six-month period ended November 30, 2013 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$915	*	Net Assets — Unrealized depreciation on futures contracts	$323	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	183		Unrealized loss on forward foreign currency contracts	440

Total Derivatives not accounted for as hedging instruments		$1,098			$763

Screened World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$100	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3		Unrealized loss on forward foreign currency contracts	7

Total Derivatives not accounted for as hedging instruments		$103			$7

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$437	*	Net Assets — Unrealized depreciation on futures contracts	$1,319	*
	Net Assets — Unrealized appreciation on swap contracts	4,724	†	Net Assets — Unrealized depreciation on swap contracts	2,807†
	Options purchased, at value	335		Options written, at value	132
	Swaptions purchased, at value	3,962		Swaptions written, at value	—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,170		Unrealized loss on forward foreign currency contracts	1,066
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	156	†	Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$10,784			$5,324

Long Duration Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$421	*	Net Assets — Unrealized depreciation on futures contracts	$229	*
	Net Assets — Unrealized appreciation on swap contracts	1,382	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Credit contracts	Net Assets — Unrealized depreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	270†

Total Derivatives not accounted for as hedging instruments		$1,803			$499

Emerging Markets Debt Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$30	*	Net Assets — Unrealized depreciation on futures contracts	$3	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	5,851	†
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	156	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,083		Unrealized loss on forward foreign currency contracts	4,209

Total Derivatives not accounted for as hedging instruments		$4,113			$10,219

Dynamic Asset Allocation Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$7,869		Unrealized loss on forward foreign currency contracts	$—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	6,552	*
Equity contracts	Options purchased, at value	392		Options written, at value	—

Total Derivatives not accounted for as hedging instruments		$8,261			$6,552

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	259

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

	Asset Derivatives			Liability Derivatives
	Six-month period ended November 30, 2013 ($ Thousands)			Six-month period ended November 30, 2013 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$8	*	Net Assets — Unrealized depreciation on futures contracts	$30	*
	Net Assets — Unrealized appreciation on swap contracts	150	†	Net Assets — Unrealized depreciation on swap contracts	28	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,547		Unrealized loss on forward foreign currency contracts	739
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	124	†	Net Assets — Unrealized depreciation on swap contracts	128	†
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	119	†	Net Assets — Unrealized depreciation on swap contracts	428	†
	Purchased options, at value	322		Options written, at value	—
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	1,634	*	Net Assets — Unrealized depreciation on futures contracts	3,512	*

Total Derivatives not accounted for as hedging instruments		$3,904			$4,865

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day's variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six-month period ended November 30, 2013.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$(200)	$—	$(200)
Equity contracts	—	26,639	—	—	26,639
Total	$—	$26,639	$(200)	$—	$26,439
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$11	$—	$11
Equity contracts	—	219	—	—	219
Total	$—	$219	$11	$—	$230
Core Fixed Income Fund
Interest rate contracts	$1,721	$11,580	$—	$606	$13,907
Foreign exchange contracts	(71)	—	(396)	—	(467)
Credit contracts	—	—	—	(68)	(68)
Total	$1,650	$11,580	$(396)	$538	$13,372
Long Duration Fund
Interest rate contracts	$—	$(7,727)	$—	$(75)	$(7,802)
Credit contracts	—	—	—	(62)	(62)
Total	$—	$(7,727)	$—	$(137)	$(7,864)
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$—	$(444)	$(444)
Foreign exchange contracts	(632)	—	(2,604)	—	(3,236)
Equity contracts	—	(257)	—	(1,164)	(1,421)
Credit contracts	—	—	—	—	—
Total	$(632)	$(257)	$(2,604)	$(1,608)	$(5,101)
Dynamic Asset Allocation Fund
Foreign exchange contracts	$—	$—	$(23,843)	$—	$(23,843)
Equity contracts	74	(102)	—	—	(28)
Total	$74	$(102)	$(23,843)	$—	$(23,871)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$41	$—	$(62)	$(21)
Foreign exchange contracts	—	—	(611)	—	(611)
Commodity contracts	—	(1,194)	—	—	(1,194)
Equity contracts	(75)	—	—	(5,440)	(5,515)
Credit contracts	—	—	—	(7)	(7)
Total	$(75)	$(1,153)	$(611)	$(5,509)	$(7,348)

260	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(257)	$—	$(257)
Equity contracts	—	—	594	—	—	594
Total	$—	$—	$594	$(257)	$—	$337
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(4)	$—	$(4)
Equity contracts	—	—	19	—	—	19
Total	$—	$—	$19	$(4)	$—	$15
Core Fixed Income Fund
Interest rate contracts	$1,414	$34	$(3,879)	$—	$798	$(1,633)
Foreign exchange contracts	—	—	—	(1,321)	—	(1,321)
Equity contracts	—	—	—	—	—	—
Credit contracts	—	—	—	—	229	229
Total	$1,414	$34	$(3,879)	$(1,321)	$1,027	$(2,725)
Long Duration Fund
Interest rate contracts	$—	$—	$675	$—	$706	$1,381
Credit contracts	—	—	—	—	19	19
Total	$—	$—	$675	$—	$725	$1,400
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$—	$—	$91	$91
Foreign exchange contracts	—	174	—	(1,904)	—	(1,730)
Equity contracts	—	—	27	—	(5,307)	(5,280)
Total	$—	$174	$27	$(1,904)	$(5,216)	$(6,919)
Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	916	—	916
Equity contracts	—	(2,727)	(6,552)	—	—	(9,279)
Total	$—	$(2,727)	$(6,552)	$916	$—	$(8,363)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(153)	$—	$(27)	$(180)
Foreign exchange contracts	—	—	—	(501)	—	(501)
Credit contracts	—	—	—	—	106	106
Equity contracts	—	43	—	—	(941)	(898)
Commodity contracts	—	—	(1,878)	—	—	(1,878)
Total	$—	$43	$(2,031)	$(501)	$(862)	$(3,351)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents by derivative type the Funds’ derivatives net of the related collateral posted for the benefit of the Funds at November 30, 2013:

Portfolio	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral
Large Cap Fund	Variation margin Futures contracts	$3	$(16)	$(13)	$3,300	$3,287
	Security lending	78,698	(78,698)	—	—	—

		78,701	(78,714)	(13)	3,300	3,287

Large Cap Diversified Alpha Fund	Variation margin Futures contracts	1	(2)	(1)	621	620

Large Cap Disciplined Equity Fund	Variation margin Futures contracts	—	(9)	(9)	22,720	22,711
	Security lending	220,603	(220,603)	—	—	—

		220,603	(220,612)	(9)	22,720	22,711

Large Cap Index Fund	Variation margin Futures contracts	—	(32)	(32)	2,150	2,118
	Security lending	131,166	(131,166)	—	—	—

		131,166	(131,198)	(32)	2,150	2,118

Extended Market Index Fund	Variation margin Futures contracts	3	(16)	(13)	430	417
	Security lending	31,445	(31,445)	—	—	—

		31,448	(31,461)	(13)	430	417

Small Cap Fund	Variation margin Futures contracts	18	—	18	3,169	3,187
	Security lending	138,611	(138,611)	—	—	—

		138,629	(138,611)	18	3,169	3,187

Small Cap II Fund	Variation margin Futures contracts	1	—	1	1,298	1,299
	Security lending	29,053	(29,053)	—	—	—

		29,054	(29,053)	1	1,298	1,299

Small/Mid Cap Equity Fund	Variation margin Futures contracts	18	(56)	(38)	7,180	7,142
	Security lending	388,102	(388,102)	—	—	—
	Forwards contracts	1	—	1	—	1

		388,121	(388,158)	(37)	7,180	7,143

U.S. Managed Volatility Fund	Variation margin Futures contracts	—	(2)	(2)	1,914	1,912

World Equity Ex-US Fund	Variation margin Futures contracts	200	(30)	170	17,256	17,426
	Security lending	403,258	(403,258)	—	—	—
	Forwards contracts	183	(440)	(257)	—	(257)

		403,641	(403,728)	(87)	17,256	17,169

262	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Portfolio	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral
Screened World Equity Ex-US Fund	Variation margin Futures contracts	$13	$(1)	$12	$331	$343
	Forwards contracts	3	(7)	(4)	—	(4)

		16	(8)	8	331	339

Opportunistic Income Fund	Variation margin Futures contracts	48	—	48	795	843

Core Fixed Income Fund	Variation margin Futures contracts	107	(147)	(40)	1,031	991
	Variation margin Centrally cleared swaps	63	—	63	—	63
	Security lending	236,434	(236,434)	—	—	—
	Options	335	(132)	203	—	203
	Swaptions	3,962	—	3,962	—	3,962
	Forwards contracts	1,170	(1,066)	104	—	104
	OTC swaps	4,706	(2,807)	1,899	—	1,899

		246,777	(240,586)	6,191	1,031	7,222

High Yield Bond Fund	Variation margin Futures contracts	31	—	31	—	31
	OTC swaps	—	(1,274)	(1,274)	563	(711)

		31	(1,274)	(1,243)	563	(680)

Long Duration Fund	Variation margin Futures contracts	58	(2)	56	2,139	2,195
	Variation margin Centrally cleared swaps	45	—	45	—	45
	OTC swaps	1,337	(64)	1,273	—	1,273

		1,440	(66)	1,374	2,139	3,513

Long Duration Corporate Bond Fund	Variation margin Futures contracts	6	—	6	850	856

Ultra Short Duration Bond Fund	Variation margin Futures contracts	11	—	11	82	93

Emerging Markets Debt Fund	Variation margin Futures contracts	7	—	7	95	102
	Forwards contracts	4,083	(4,209)	(126)	—	(126)
	Security lending	5,174	(5,174)	—	—	—
	OTC swaps	13,206	(156)	13,050	—	13,050

		22,470	(9,539)	12,931	95	13,026

Dynamic Asset Allocation Fund	Variation margin Futures contracts	256	—	256	11,074	11,330
	Options	392	—	392	—	392
	Forwards contracts	7,869	—	7,869	—	7,869

		8,517	—	8,517	11,074	19,591

Multi-Asset Real Return Fund	Variation margin Futures contracts	21	(159)	(138)	10,861	10,723
	Variation margin Centrally cleared swaps	21	(306)	(285)	269	(16)
	Options	322	—	322	—	322
	Forwards contracts	1,547	(739)	808	—	808
	OTC swaps	466	(449)	17	—	17

		2,377	(1,653)	724	11,130	11,854

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	263

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

Written options transactions entered into during the six-month period ended November 30, 2013, are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	7,020,776	$304
Written	15,982,716	1,157
Expired	(15,981,383)	(597)
Closing buys	(1,825)	(696)
Balance at end of period	7,020,284	$168

Dynamic Asset Allocation Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	—	$—
Written	3,000	1,557
Closing buys	(3,000)	(1,557)
Balance at end of period	—	$—

Multi-Asset Real Return Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	45	$34
Closing buys	(45)	(34)
Balance at end of period	—	$—

As of November 30, 2013, the Funds had cash and/or securities at least equal to the value of written options.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET REAL RETURN FUND

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows, and the Financial Highlights of the Multi-Asset Real Return Fund include the accounts of its Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiary has a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Multi-Asset Real Return Fund may invest up to 25% of its total assets in the Subsidiary.

A summary of the Fund’s investments in the Subsidiary is as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2013 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2013
Multi-Asset Real Return Commodity Strategy Subsidiary, Ltd.	June 27, 2013	$112,568	14.3%

6. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six-month period ended November 30, 2013, the Administrator has voluntarily agreed to waive all of its fee.

Investment Advisory Agreement — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC and the Administrator plan to voluntarily waive a portion of its fees in order to keep investment advisory and administration fees at a specified level. The Funds’ Adviser and Administrator may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations*
Large Cap Fund	0.400%	0.26%
Large Cap Diversified Alpha Fund	0.400	0.31
Large Cap Disciplined Equity Fund	0.400	0.18
Large Cap Index Fund	0.170	0.06
Extended Market Index Fund	0.120	0.06
Small Cap Fund	0.650	0.54
Small Cap II Fund	0.650	0.59
Small/Mid Cap Equity Fund	0.650	0.50
U.S. Managed Volatility Fund	0.650	0.35
World Equity Ex-US Fund	0.550	0.45
Screened World Equity Ex-US Fund	0.650	0.80
Opportunistic Income Fund	0.450	0.41
Core Fixed Income Fund	0.300	0.14
High Yield Bond Fund	0.4875	0.35
Long Duration Fund	0.300	0.20
Long Duration Corporate Bond Fund	0.300	0.20
Ultra Short Duration Bond Fund	0.150	0.18
Emerging Markets Debt Fund	0.850	0.55
Real Return Fund	0.220	0.20
Dynamic Asset Allocation Fund	0.600	0.50
Multi-Asset Real Return Fund	0.550	0.40

*	Effective July 1, 2012, voluntary expense waivers were discontinued.

264	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

As of November 30, 2013, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
AJO, L.P.
AQR Capital Management, LLC
Brown Advisory LLC
Delaware Investments Fund Advisers
LSV Asset Management
Waddell & Reed Investment Management Company
WestEnd Advisors LLC
Large Cap Diversified Alpha Fund
AJO, L.P.
Brandywine Global Investment Management, LLC
Delaware Investments Fund Advisers
Parametric Portfolio Associates LLC
WestEnd Advisors LLC
Large Cap Disciplined Equity Fund
Analytic Investors, Inc.
INTECH Investment Management, LLC
Lazard Asset Management LLC
Oppenheimer Funds, Inc.
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
Extended Market Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AllianceBernstein L.P.
AQR Capital Management, LLC
Artisan Partners Limited Partnership
Janus Capital Management, Inc.
J.P. Morgan Investment Management
Lee Munder Capital Group, LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management, Inc.
Timberline Asset Management, LLC
William Blair & Company, LLC
Small Cap II Fund
Alliance Bernstein L.P.
AQR Capital Management, LLC
Fiduciary Management Associates, LLC
Lee Munder Capital Group, LLC
Timberline Asset Management, LLC
Small/Mid Cap Equity Fund
AllianceBernstein L.P.
Integrity Asset Management, LLC
Janus Capital Management, Inc.
Lee Munder Capital Group, LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management Incorporated
Timberline Asset Management LLC
Wellington Management Company, LLP

Investment Sub-Adviser
William Blair & Company, LLC
U.S. Managed Volatility Fund
AJO, L.P.
Analytic Investors, LLC
LSV Asset Management
World Equity Ex-US Fund
Acadian Asset Management LLC
EARNEST Partners, LLC
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Thornburg Investment Management LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
EARNEST Partners, LLC
McKinley Capital Management, LLC
Thornburg Investment Management LLC
Opportunistic Income Fund
Ares Management, LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Brigade Capital Management, LLC
Delaware Investments Fund Advisers
Guggenheim Partners Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Metropolitan West Asset Management LLC
Long Duration Corporate Bond Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Logan Circle Partners, L.P.
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Logan Circle Partners, L.P.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
Investec Asset Management Ltd.
Stone Harbor Investment Partners, L.P.
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.
Multi-Asset Real Return Fund
AllianceBernstein L.P.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	265

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six-month period ended November 30, 2013, were as follows ($ Thousands):

Large Cap Fund	$32
Large Cap Diversified Alpha Fund	15
Large Cap Disciplined Equity Fund	14
Large Cap Index Fund	5
Small Cap Fund	9
Small Cap II Fund	1
Small/Mid Cap Equity Fund	11
World Equity Ex-US Fund	19

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity and U.S. Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six-month period ended November 30, 2013, were as follows ($ Thousands):

Large Cap Fund	$230
Small Cap Fund	134
Small/Mid Cap Equity Fund	562
U.S. Managed Volatility Fund	621

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six-month period ended November 30, 2013, can be found on the Financial Highlights.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

To the extent consistent with its investment objectives, a Fund may invest in the SEI LIBOR Plus Portfolio, a portfolio of SEI Alpha Strategy Portfolios, LP. The SEI LIBOR Plus Portfolio seeks to maximize total return consistent with the preservation of capital and prudent investment management.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed by the Board of Trustees annually. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six-month period ended November 30, 2013, the Trust borrowed funds from SEI Liquid Asset Trust Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

Account Name	Date	Amount Borrowed	Interest Paid	Rate
Large Cap Disciplined Equity Fund	11/29/2013	$54,410	—	0.30%
Small Cap II Fund	07/02/2013	750	—	0.35
Small Cap II Fund	10/01/2013	770	—	0.32
Small Cap II Fund	06/03/2013	9,500	—	0.36
U.S. Managed Volatility Fund	07/10/2013	12,500	—	0.32
U.S. Managed Volatility Fund	07/08/2013	5,045	—	0.22

At November 30, 2013, the Trust had outstanding borrowings of approximately $66,808,000 with an interest rate of 0.30% for the Large Cap Disciplined Equity Fund.

266	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund			Large Cap Index Fund
	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13
Class A:
Shares Issued	15,278	22,903	1,446	4,485	12,116	86,025	1,580	8,907
Shares Issued In Lieu of Dividends and Distributions	647	4,520	113	533	915	11,879	148	438
Shares Redeemed	(16,413)	(40,735)	(3,795)	(12,403)	(99,566)	(196,296)	(4,170)	(4,657)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(488)	(13,312)	(2,236)	(7,385)	(86,535)	(98,392)	(2,442)	4,688

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13
Class A:
Shares Issued	15,220	16,710	2,133	9,157	5,193	23,779	4,883	32,351
Shares Issued In Lieu of Dividends and Distributions	127	8	125	670	45	194	414	3,021
Shares Redeemed	(3,496)	(558)	(9,716)	(21,852)	(8,149)	(12,307)	(34,318)	(58,681)
Increase (Decrease) in Net Assets Derived from Class A Transactions	11,851	16,160	(7,458)	(12,025)	(2,911)	11,666	(29,021)	(23,309)

	U.S. Managed Volatility Fund		World Equtiy Ex-US Fund
	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13
Class A:
Shares Issued	9,253	41,088	67,903	180,161
Shares Issued In Lieu of Dividends and Distributions	1,003	3,132	—	10,891
Shares Redeemed	(15,990)	(22,975)	(88,306)	(153,346)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(5,734)	21,245	(20,403)	37,706

	Screened World Equtiy Ex-US Fund		Opportunistic Income Fund		Core Fixed Income Fund
	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13
Class A:
Shares Issued	928	1,414	96,157	97,023	88,450	275,230
Shares Issued In Lieu of Dividends and Distributions	—	100	975	1,042	8,491	27,671
Shares Redeemed	(747)	(1,242)	(11,175)	(4,947)	(148,302)	(353,884)
Increase (Decrease) in Net Assets Derived from Class A Transactions	181	272	85,957	93,118	(51,361)	(50,983)

	High Yield Bond Fund		Long Duration Fund		Long Duration Corporate Bond Fund(3)		Ultra Short Duration Bond Fund(2)
	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13
Class A:
Shares Issued	23,433	63,543	100,298	121,715	53,106	231,742	19,860	56,399
Shares Issued In Lieu of Dividends and Distributions	6,869	14,315	8,164	41,405	5,363	8,201	254	395
Shares Redeemed	(28,958)	(67,810)	(48,659)	(353,166)	(14,969)	(30,100)	(14,792)	(34,705)
Increase (Decrease) in Net Assets Derived from Class A Transactions	1,344	10,048	59,803	(190,046)	43,500	209,843	5,322	22,089

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	267

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund(4)
	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13	6/1/13 to 11/30/13 (Unaudited)	6/1/12 to 5/31/13
Class A:
Shares Issued	30,082	37,986	2,072	4,262	20,686	42,834	36,212	21,473
Shares Issued In Lieu of Dividends and Distributions	2,836	12,136	—	918	—	4,747	—	112
Shares Redeemed	(16,493)	(22,375)	(5,780)	(7,038)	(10,422)	(8,540)	(2,524)	(3,645)
Increase (Decrease) in Net Assets Derived from Class A Transactions	16,425	27,747	(3,708)	(1,858)	10,264	39,041	33,688	17,940

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six-month period ended November 30, 2013, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$517,651	$517,651
Sales	—	539,458	539,458
Large Cap Diversified Alpha Fund
Purchases	—	198,712	198,712
Sales	—	219,518	219,518
Large Cap Disciplined Equity Fund
Purchases	—	2,603,689	2,603,689
Sales	—	3,616,803	3,616,803
Large Cap Index Fund
Purchases	—	71,669	71,669
Sales	—	396,498	396,498
Extended Market Index Fund
Purchases	—	168,487	168,487
Sales	—	32,512	32,512
Small Cap Fund
Purchases	—	243,567	243,567
Sales	—	376,273	376,273
Small Cap II Fund
Purchases	—	94,385	94,385
Sales	—	137,636	137,636
Small/Mid Cap Fund
Purchases	—	561,969	561,969
Sales	—	1,025,942	1,025,942
U.S. Managed Volatility Fund
Purchases	—	359,757	359,757
Sales	—	395,503	395,503
World Equity Ex-US Fund
Purchases	—	1,171,935	1,171,935
Sales	—	1,340,759	1,340,759
Screened World Equity Ex-US Fund
Purchases	—	14,720	14,720
Sales	—	13,161	13,161
Opportunistic Income Fund
Purchases	209,628	776,116	985,744
Sales	48,699	782,718	831,417
Core Fixed Income Fund
Purchases	8,843,647	800,174	9,643,821
Sales	9,150,364	919,873	10,070,237
High Yield Bond Fund
Purchases	—	491,553	491,553
Sales	—	456,344	456,344
Long Duration Fund
Purchases	1,362,941	595,063	1,958,004
Sales	1,037,988	468,579	1,506,567

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Long Duration Corporate Bond Fund
Purchases	$731,714	$1,110,994	$1,842,708
Sales	699,541	749,663	1,449,204
Ultra Short Duration Bond Fund
Purchases	121,922	102,156	224,078
Sales	132,563	97,284	229,847
Emerging Markets Debt Fund
Purchases	—	789,150	789,150
Sales	—	576,193	576,193
Real Return Fund
Purchases	39,020	—	39,020
Sales	69,923	—	69,923
Dynamic Asset Allocation Fund
Purchases	—	185,958	185,958
Sales	—	84,207	84,207
Multi-Asset Real Return Fund
Purchases	179,629	232,349	411,978
Sales	49,990	172,840	222,830

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, reclassification of income and expense from swap transactions, basis adjustments for investments in partnerships, net operating losses, collateralized loan/debt obligations, gains and losses on passive foreign investment companies and certain foreign currency related transactions and non taxable in-kind redemptions, have been reclassified to/ from the following accounts as of May 31, 2013:

268	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Large Cap Fund	$34	$(34)	$—
Large Cap Diversified Alpha Fund	21	(17)	(4)
Large Cap Disciplined Equity Fund	18,064	(9,764)	(8,300)
Large Cap Index Fund	134	(134)	—
Extended Market Index Fund	17	(17)	—
Small Cap Fund	685	(685)	—
Small Cap II Fund	56	(56)	—
Small/Mid Cap Equity Fund	1,235	(1,235)	—
U.S. Managed Volatility Fund	148	(148)	—
World Equity Ex-US Fund	(412)	412	—
Screened World Equity Ex-US Fund	89	(89)	—
Opportunistic Income Fund	6,496	(6,496)	—

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Core Fixed Income Fund	$18,663	$(18,639)	$(24)
High Yield Bond Fund	3,585	(2,619)	(966)
Long Duration Fund	(2,193)	(113,210)	115,403
Long Duration Corporate Bond Fund	61	(61)	—
Ultra Short Duration Fund	523	(496)	(27)
Emerging Markets Debt Fund	16,576	(16,576)	—
Real Return Fund	94	(94)	—
Dynamic Asset Allocation Fund	(140)	140	—
Multi-Asset Real Return Fund	(3,297)	5,853	(2,556)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2013 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2013	$41,342	$42,893	$—	$84,235
	2012	22,774	66,801	—	89,575
Large Cap Diversified Alpha Fund	2013	5,999	—	—	5,999
	2012	3,329	—	—	3,329
Large Cap Disciplined Equity Fund	2013	140,201	—	—	140,201
	2012	106,581	—	—	106,581
Large Cap Index Fund	2013	38,842	16,181	—	55,023
	2012	16,211	—	—	16,211
Extended Market Index Fund	2013	84	—	—	84
Small Cap Fund	2013	10,108	—	—	10,108
	2012	4,874	—	—	4,874
Small Cap II Fund	2013	1,541	570	—	2,111
	2012	—	—	—	—
Small/Mid Cap Equity Fund	2013	25,590	15,141	—	40,731
	2012	15,466	—	—	15,466
U.S. Managed Volatility Fund	2013	31,318	8,220	—	39,538
	2012	10,441	20,489	—	30,930
World Equity Ex-US Fund	2013	119,081	—	—	119,081
	2012	92,739	—	—	92,739
Screened World Equity Ex-US Fund	2013	1,070	—	—	1,070
	2012	992	—	—	992
Opportunistic Income Fund	2013	8,743	—	—	8,743
	2012	5,179	—	—	5,179
Core Fixed Income Fund	2013	305,867	—	—	305,867
	2012	347,851	—	—	347,851
High Yield Bond Fund	2013	144,390	—	—	144,390
	2012	156,365	—	—	156,365
Long Duration Fund	2013	351,417	45,605	—	397,022
	2012	312,089	80,526	—	392,615
Long Duration Corporate Bond Fund	2013	84,703	—	—	84,703
Ultra Short Duration Fund	2013	4,073	—	—	4,073
	2012	5,251	—	—	5,251
Emerging Markets Debt Fund	2013	106,579	40,153	—	146,732
	2012	70,422	10,680	—	81,102
Real Return Fund	2013	10,492	—	—	10,492
	2012	13,005	4,376	—	17,381
Dynamic Asset Allocation Fund	2013	36,290	17,525	—	53,815
	2012	8,638	13,701	—	22,339
Multi-Asset Real Return Fund	2013	888	82	194	1,164
	2012	166	—	—	166

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	269

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

As of May 31, 2013, the components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$29,999	$74,059	$—	$—	$—	$462,651	$117	$566,826
Large Cap Diversified Alpha Fund	97	—	(78,326)	—	—	44,045	117	(34,067)
Large Cap Disciplined Equity Fund	—	—	(602,779)	—	—	1,106,133	(6,041)	497,313
Large Cap Index Fund	9,893	5,011	—	—	—	514,350	(3,048)	526,206
Extended Market Index Fund	628	110	—	—	—	7,328	(178)	7,888
Small Cap Fund	1,722	—	(130,399)	—	—	90,566	47	(38,064)
Small Cap II Fund	7,230	1,920	—	—	—	34,020	—	43,170
Small/Mid Cap Equity Fund	66,959	143,709	—	—	—	336,441	(1,181)	545,928
U.S. Managed Volatility Fund	20,919	24,307	—	—	—	167,429	(197)	212,458
World Equity Ex-US Fund	81,861	—	(477,885)	—	—	671,153	(181)	274,948
Screened World Equity Ex-US Fund	700	—	(15,308)	—	—	4,454	(20)	(10,174)
Opportunistic Income Fund	11,313	—	(50,542)	—	—	7,074	(3)	(32,158)
Core Fixed Income Fund	40,366	—	—	—	—	136,061	(35,459)	140,968
High Yield Bond Fund	22,002	11,387	—	—	—	97,158	(11,692)	118,855
Long Duration Fund	9,839	17,995	—	(61)	—	110,824	(19,686)	118,911
Long Duration Corporate Bond Fund	20,958	—	—	(6,393)	—	(39,629)	(7,750)	(32,814)
Ultra Short Duration Fund	479	—	(344)	—	—	1,025	(443)	717
Emerging Markets Debt Fund	25,830	3,642	—	—	—	20,500	(19,339)	30,633
Real Return Fund	2,903	—	—	—	—	(258)	(1,750)	895
Dynamic Asset Allocation Fund	4,552	19,624	—	—	—	129,042	(7,964)	145,254
Multi-Asset Real Return Fund	—	—	—	(1,526)	(1,152)	(6,435)	(1,497)	(10,610)

Post-October losses represent losses realized on investment transactions from November 1, 2012 through May 31, 2013 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

	Expires 2015 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2013 ($ Thousands)
Large Cap Diversified Alpha Fund	$—	$—	$—	$78,326	$—	$78,326
Large Cap Disciplined Equity Fund	—	—	—	602,779	—	602,779
Small Cap Fund	—	—	—	130,399	—	130,399
World Equity Ex-US Fund	—	—	36,111	441,774	—	477,885
Screened World Equity Ex-US Fund	—	—	—	15,308	—	15,308
Opportunistic Income Fund	—	—	7,959	23,512	19,071	50,542

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Ultra Short Duration Bond Fund	$—	$344	$344

*	This table should be used in conjunction with the capital loss carryforwards table.

270	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

During the fiscal year ended May 31, 2013, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Large Cap Diversified Alpha Fund	$37,689
Large Cap Disciplined Equity Fund	631,335
Small Cap Fund	76,933
Small/Mid Cap Equity Fund	11,157
World Equity Ex-US Fund	145,772
Screened World Equity Ex-US Fund	1,674
Opportunistic Income Fund	4,537
High Yield Bond Fund	47,362
Multi-Asset Real Return Fund	1,417

For Federal income tax purposes, the cost of securities owned at November 30, 2013, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2013, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,581,818	$632,352	$(13,000)	$619,352
Large Cap Diversified Alpha Fund	265,668	59,022	(2,804)	56,218
Large Cap Disciplined Equity Fund	4,371,799	719,450	(46,494)	672,956
Large Cap Index Fund	1,465,387	745,840	(18,040)	727,800
Extended Market Index Fund	337,067	47,800	(8,087)	39,713
Small Cap Fund	755,838	167,880	(21,970)	145,910
Small Cap Fund II	193,961	54,086	(2,404)	51,682
Small/Mid Cap Equity Fund	1,803,761	538,180	(23,963)	514,217
U.S. Managed Volatility Fund	952,631	228,769	(6,475)	222,294
World Equity Ex-US Fund	5,808,962	1,250,434	(176,750)	1,073,684
Screened World Equity Ex-US Fund	61,238	11,075	(1,774)	9,301
Opportunistic Income Fund	1,791,171	10,314	(3,935)	6,379
Core Fixed Income Fund	6,451,802	178,847	(129,840)	49,007
High Yield Bond Fund	2,075,314	107,807	(35,557)	72,250
Long Duration Fund	3,748,344	117,454	(160,987)	(43,533)
Long Duration Corporate Bond Fund	2,489,207	24,464	(139,394)	(114,930)
Ultra Short Duration Bond Fund	595,384	2,066	(927)	1,139

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Emerging Markets Debt Fund	$1,430,953	$28,773	$(92,365)	$(63,592)
Real Return Fund	217,556	1,313	(1,306)	7
Dynamic Asset Allocation Fund	1,095,571	266,810	(10,665)	256,145
Multi-Asset Real Return Fund	629,756	12,662	(4,833)	7,829

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of May 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention

(or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	271

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2013

individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to the Funds current prospectus for a comprehensive discussion of the risks associated with investing in the Funds.

11. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2013, the Core Fixed Income, Long Duration, Long Duration Corporate Bond, and Ultra Short Duration Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Redeemed) (Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Core Fixed Income
7/31/2012	18,108	$195,406	$—
9/28/2012	7,720	83,603	—
Long Duration Fund
6/29/2012	(155,797)	1,495,648	115,402
7/31/2012	7,281	72,886	—
2/28/2013	4,931	44,429	—

	Shares Issued (Redeemed) (Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Long Duration Corporate Bond Fund
6/29/2012	149,565	$1,495,648
9/28/2012	5,819	60,636	$—
Ultra Short Duration Bond Fund
11/30/2012	2,511	25,206	—

12. SECURITIES LENDING

To the extent consistent with its investment objective and strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2013.

272	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Disclosure of Fund Expenses (Unaudited)

November 30, 2013

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,140.60	0.18%	$0.97
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,141.50	0.24%	$1.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,116.00	0.18%	$0.95
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91

	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,122.40	0.02%	$0.11
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.92	0.02%	$0.10
Extended Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,152.30	0.07%	$0.38
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.72	0.07%	$0.36
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,174.90	0.47%	$2.56
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.71	0.47%	$2.38

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	273

Disclosure of Fund Expenses (Unaudited) (Concluded)

November 30, 2013

	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Annualized Expense Ratios	Expense Paid During Period*
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,176.00	0.47%	$2.56
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.71	0.47%	$2.38
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,161.30	0.46%	$2.49
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.76	0.46%	$2.33
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,117.30	0.23%	$1.22
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.92	0.23%	$1.17
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,096.40	0.34%	$1.79
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.36	0.34%	$1.72
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,101.60	0.47%	$2.48
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.71	0.47%	$2.38
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,007.50	0.22%	$1.11
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.97	0.22%	$1.12
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$995.70	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,025.70	0.30%	$1.52
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.56	0.30%	$1.52
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$957.40	0.16%	$0.79
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.27	0.16%	$0.81
Long Duration Corporate Bond Fund Fund
Actual Fund Return
Class A Shares	$1,000.00	$966.70	0.15%	$0.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.40	0.11%	$0.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.52	0.11%	$0.56

	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Annualized Expense Ratios	Expense Paid During Period*
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$939.80	0.47%	$2.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.71	0.47%	$2.38
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$998.00	0.07%	$0.35
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.72	0.07%	$0.36
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,087.40	0.07%	$0.37
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.72	0.07%	$0.36
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$982.60	0.29%	$1.44
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.61	0.29%	$1.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

274	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of certain of the Funds’ assets. With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers compared with the fees each charge to comparable mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party); (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	275

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

At the June 19-20, 2013 and the September 10-11, 2013 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•

the Funds’ investment performance and how it compared to that of other comparable mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party);

•

the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds (although for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party);

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria including the fact that for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups including the fact that for certain Funds, it was determined that no readily available peer group comparable to such Funds was maintained by an independent party. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees for the applicable Funds were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

276	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013	277

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

1 Freedom Valley Drive

Oaks, PA 19456

SEI-F-120 (11/13)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Fund, U.S. Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US and Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Bond Fund, Long Duration Corporate Bond Fund, Emerging Markets Debt Fund, Real Return Fund, and Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments (Unaudited)

Large Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 13.7%
Abercrombie & Fitch, Cl A (A)	22,900	$785
Amazon.com *	10,200	4,015
Autoliv (A)	21,400	1,987
Best Buy	144,100	5,843
Big Lots *	17,400	667
CBS, Cl B	144,160	8,442
Chipotle Mexican Grill, Cl A	11,580	6,066
Coach (A)	204,890	11,863
Comcast, Cl A	185,200	9,236
Cooper Tire & Rubber (A)	32,100	790
CST Brands (A)	7,666	252
Delphi Automotive	10,400	609
Dillard’s, Cl A	55,683	5,095
DIRECTV *	68,400	4,522
Foot Locker	25,200	980
Ford Motor	413,500	7,062
Fossil Group * (A)	41,639	5,299
GameStop, Cl A (A)	152,259	7,347
Gannett	85,400	2,311
Gap	19,300	791
Goodyear Tire & Rubber	126,900	2,825
Graham Holdings	400	270
Hanesbrands	4,100	288
Harley-Davidson (A)	147,835	9,908
Harman International Industries	60,070	4,868
Home Depot	79,630	6,424
International Game Technology	96,500	1,688
Kohl’s	61,600	3,405
L Brands	193,900	12,602
Lear (A)	89,900	7,453
Liberty Interactive, Cl A *	492,975	13,842
Macy’s	38,600	2,056
Magna International, Cl A (A)	40,800	3,319
Murphy USA *	8,625	390
NetFlix *	3,100	1,134
NIKE, Cl B	273,690	21,660
Nordstrom	178,624	11,112
priceline.com *	11,100	13,235
Ralph Lauren, Cl A	39,280	6,883
Sally Beauty Holdings	127,550	3,589
Signet Jewelers	41,100	3,158
Starbucks	155,587	12,674
Target	41,900	2,679
Tesla Motors *	4,100	522
Time Warner Cable, Cl A	92,030	12,720
TJX	176,175	11,078
TRW Automotive Holdings	28,000	2,173
Tupperware Brands	4,900	448
Twenty-First Century Fox, Cl A	15,472	518
Twenty-First Century Fox	260,510	8,605
Viacom, Cl B	18,100	1,451
Walt Disney	157,078	11,080
Whirlpool	58,400	8,921
Wyndham Worldwide	5,600	401
Yum! Brands	73,940	5,744

		293,085

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 9.8%
Altria Group	20,300	$751
Anheuser-Busch InBev ADR	99,724	10,183
Archer-Daniels-Midland	200,000	8,050
Coca-Cola	54,800	2,202
Coca-Cola Enterprises	36,400	1,527
Constellation Brands, Cl A *	7,800	549
Costco Wholesale	189,644	23,787
CVS Caremark	308,708	20,671
Energizer Holdings	25,400	2,803
Estee Lauder, Cl A	253,251	18,984
Green Mountain Coffee Roasters (A)	25,300	1,705
Herbalife (A)	34,000	2,369
Hershey	39,300	3,808
Ingredion	45,200	3,126
Kimberly-Clark	36,900	4,028
Kroger	230,600	9,628
Lorillard	80,400	4,127
Mead Johnson Nutrition, Cl A	155,897	13,175
Mondelez International, Cl A	322,836	10,824
Nu Skin Enterprises, Cl A	55,500	7,095
PepsiCo	22,000	1,858
Philip Morris International	132,120	11,301
Procter & Gamble	62,244	5,242
Safeway	63,200	2,210
SUPERVALU * (A)	60,800	392
Tyson Foods, Cl A	221,200	7,010
Walgreen	254,275	15,053
Wal-Mart Stores	2,540	206
Whole Foods Market	293,295	16,601

		209,265

Energy — 9.3%
Apache	19,600	1,793
Baker Hughes	44,100	2,512
Cabot Oil & Gas	10,100	348
Chesapeake Energy	29,600	795
Chevron	196,935	24,113
Cimarex Energy	4,700	444
ConocoPhillips	164,100	11,946
Core Laboratories	37,921	6,907
Diamond Offshore Drilling (A)	48,100	2,888
EOG Resources	82,575	13,625
Exxon Mobil	320,272	29,939
FMC Technologies *	118,183	5,685
Halliburton	79,800	4,204
Helmerich & Payne	21,800	1,679
Hess	45,700	3,708
Kinder Morgan	312,938	11,122
Marathon Oil	232,900	8,394
Marathon Petroleum	100,800	8,340
Murphy Oil	107,000	6,947
National Oilwell Varco	100,110	8,159
Noble	32,400	1,235
Noble Energy	96,890	6,806
Occidental Petroleum	51,800	4,919
Oceaneering International	8,400	648
Patterson-UTI Energy	80,300	1,872
Phillips 66	206,570	14,379
Schlumberger	97,302	8,603
SM Energy	45,900	4,046

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Valero Energy	69,000	$3,155

		199,211

Financials — 15.6%
ACE	17,400	1,788
Aflac	29,700	1,971
Allied World Assurance Holdings	38,312	4,316
Allstate	162,400	8,813
American Capital Agency ‡	9,400	192
American Financial Group	87,986	5,073
American International Group	388,060	19,306
American Tower, Cl A ‡	10,900	848
Ameriprise Financial	40,200	4,352
Annaly Capital Management ‡	71,700	728
Associated Banc	60,900	1,050
Assurant	133,900	8,695
AvalonBay Communities ‡	3,100	368
Axis Capital Holdings	88,200	4,333
Bank of America	908,700	14,376
Bank of Hawaii	7,100	420
Bank of New York Mellon	127,200	4,286
BankUnited	10,800	349
BB&T	52,400	1,820
Berkshire Hathaway, Cl B *	25,658	2,990
BOK Financial	3,100	196
Boston Properties ‡	2,900	288
Brandywine Realty Trust ‡	56,000	744
Capital One Financial	103,000	7,378
CBL & Associates Properties ‡	65,600	1,185
CBOE Holdings	56,400	2,949
CBRE Group, Cl A	57,800	1,401
Charles Schwab	327,719	8,022
Chubb	54,200	5,228
Citigroup	372,250	19,699
CME Group, Cl A	81,625	6,689
CNA Financial	21,600	897
Comerica	47,100	2,136
Commerce Bancshares	10,185	460
Discover Financial Services	180,447	9,618
East West Bancorp	16,300	559
Endurance Specialty Holdings	19,600	1,115
Equity Residential ‡	8,700	448
Everest Re Group	46,700	7,324
Fifth Third Bancorp	432,400	8,786
First Niagara Financial Group	102,600	1,143
General Growth Properties ‡	14,500	301
Genworth Financial, Cl A *	21,200	320
Goldman Sachs Group	18,200	3,075
Hartford Financial Services Group (A)	64,800	2,309
HCC Insurance Holdings	6,000	276
HCP ‡	8,000	294
Health Care ‡	6,900	386
Hospitality Properties Trust ‡	35,500	965
Host Hotels & Resorts ‡	14,300	263
Huntington Bancshares	727,600	6,679
IntercontinentalExchange Group	43,100	9,193
JPMorgan Chase	373,390	21,365
KeyCorp	756,600	9,647
Kimco Realty ‡	11,200	231
Lincoln National	107,578	5,522

Description	Shares	Market Value ($ Thousands)

McGraw-Hill	12,500	$931
MetLife	43,500	2,270
Montpelier Re Holdings	49,200	1,430
Morgan Stanley	42,300	1,324
Northern Trust	14,200	838
Old Republic International	27,900	480
PartnerRe	32,000	3,293
PNC Financial Services Group	87,900	6,764
Progressive (A)	297,100	8,298
Prologis ‡	9,000	341
Protective Life	86,228	4,137
Prudential Financial	42,700	3,790
Public Storage ‡	2,700	412
Regions Financial	173,900	1,692
Reinsurance Group of America, Cl A	51,371	3,852
RenaissanceRe Holdings	11,600	1,099
Simon Property Group ‡	8,300	1,244
SLM	282,599	7,531
State Street	44,100	3,202
SunTrust Banks	43,500	1,576
Travelers	125,100	11,352
Unum Group	153,500	5,153
US Bancorp	48,400	1,898
Validus Holdings	31,300	1,254
Ventas ‡	4,915	279
Vornado Realty Trust ‡	3,600	317
Waddell & Reed Financial, Cl A	81,000	5,162
Wells Fargo	461,171	20,301
Weyerhaeuser ‡	14,500	437

		333,822

Health Care — 14.0%
Abbott Laboratories	101,100	3,861
AbbVie	70,500	3,416
Aetna	75,500	5,204
Alexion Pharmaceuticals *	39,480	4,915
Allergan	103,175	10,013
AmerisourceBergen	80,900	5,706
Amgen	133,385	15,217
Baxter International	49,100	3,361
Biogen Idec *	68,165	19,834
Bristol-Myers Squibb	154,440	7,935
Cardinal Health	72,700	4,696
Celgene *	181,724	29,397
Cigna	95,000	8,308
Covance *	60,092	5,071
Cubist Pharmaceuticals *	13,500	925
DaVita *	97,722	5,819
Eli Lilly	43,163	2,168
Express Scripts Holding *	325,049	21,892
Gilead Sciences *	123,824	9,263
Health Net	9,700	296
Humana	69,670	7,245
Idexx Laboratories * (A)	27,096	2,822
Incyte (A)	10,500	489
Intuitive Surgical	18,926	7,133
Johnson & Johnson	199,535	18,888
McKesson	42,100	6,984
Medtronic	50,600	2,900
Merck	101,700	5,068
Myriad Genetics * (A)	17,300	515

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Novo Nordisk ADR	38,480	$6,878
Omnicare (A)	91,736	5,255
Perrigo (A)	39,625	6,177
Pfizer	749,860	23,793
Pharmacyclics *	9,100	1,133
Questcor Pharmaceuticals (A)	27,100	1,572
Shire ADR	54,550	7,408
St. Jude Medical	39,300	2,296
United Therapeutics *	71,000	6,554
VCA Antech *	8,900	267
WellPoint	152,200	14,136
Zimmer Holdings	45,700	4,178

		298,988

Industrials — 8.7%
AECOM Technology *	60,000	1,744
AGCO	51,200	2,984
Alaska Air Group	19,900	1,547
Alliant Techsystems	56,956	6,905
Canadian Pacific Railway	75,380	11,600
Caterpillar	29,800	2,521
Copa Holdings, Cl A	10,269	1,555
Crane	8,000	498
Cummins	66,760	8,836
Danaher	105,147	7,865
Deere	55,900	4,709
Delta Air Lines	101,300	2,935
Engility Holdings	6,500	207
Exelis	280,900	4,963
FedEx	22,600	3,135
Fluor	116,419	9,058
General Dynamics	21,400	1,962
General Electric	34,885	930
Huntington Ingalls Industries	56,400	4,638
ITT	13,500	551
Kansas City Southern	47,350	5,730
L-3 Communications Holdings, Cl 3	95,200	9,849
Lincoln Electric Holdings	7,800	558
Lockheed Martin	27,500	3,896
Nielsen Holdings	108,860	4,698
Norfolk Southern	30,300	2,657
Northrop Grumman	114,900	12,947
Old Dominion Freight Line *	7,100	366
Oshkosh Truck	53,000	2,584
Pall	114,440	9,579
Pentair	141,210	9,986
Raytheon	124,007	10,997
Robert Half International	16,000	618
Roper Industries	47,662	6,182
RR Donnelley & Sons (A)	91,000	1,684
Ryder System	5,600	391
Southwest Airlines	222,683	4,140
Stericycle *	58,342	6,854
Timken	49,900	2,583
Towers Watson, Cl A	10,300	1,160
Trinity Industries	32,100	1,666
Union Pacific	20,840	3,377
United Continental Holdings *	62,900	2,469
URS	26,500	1,377
Waste Management	12,700	580

		186,071

Description	Shares	Market Value ($ Thousands)

Information Technology — 20.4%
Accenture, Cl A	69,747	$5,403
Activision Blizzard	84,500	1,454
Adobe Systems *	510,756	29,001
Amdocs	157,200	6,360
Amphenol, Cl A	78,846	6,702
Ansys	46,392	3,974
AOL	1,300	58
Apple	40,879	22,732
Applied Materials	566,220	9,795
Arrow Electronics *	47,200	2,423
Atmel	138,400	1,059
Avnet	50,500	2,015
Broadridge Financial Solutions	7,900	301
Brocade Communications Systems *	181,000	1,591
CA	168,600	5,564
Cisco Systems	303,400	6,447
Cognizant Technology Solutions, Cl A *	44,038	4,135
Computer Sciences	31,300	1,647
CoreLogic	97,200	3,424
Corning	194,600	3,324
eBay *	365,647	18,472
EMC	449,419	10,719
F5 Networks *	38,150	3,138
Facebook, Cl A *	235,180	11,056
Fidelity National Information Services	40,100	2,032
Flextronics International *	106,600	808
FLIR Systems	15,100	448
Genpact *	231,871	4,151
Google, Cl A *	23,805	25,223
Harris	23,600	1,522
Hewlett-Packard	129,700	3,547
Ingram Micro, Cl A *	261,382	6,127
Intel	162,900	3,883
Intuit	119,200	8,848
Leidos Holdings * (A)	20,150	980
Lender Processing Services	12,388	435
Lexmark International, Cl A (A)	15,800	559
LinkedIn, Cl A *	21,260	4,763
Marvell Technology Group	376,300	5,355
Mastercard, Cl A	33,210	25,267
Microsoft	602,050	22,956
National Instruments	124,767	3,900
NetApp	126,239	5,207
Nokia ADR	298,699	2,408
Oracle	440,224	15,536
Qualcomm	460,951	33,917
Rovi	37,500	690
Salesforce.com * (A)	109,887	5,724
SanDisk	64,000	4,362
Science Applications International (A)	11,514	424
Seagate Technology	41,100	2,015
Skyworks Solutions	12,800	340
Symantec	22,700	511
TE Connectivity	29,200	1,539
Tech Data	29,585	1,534
Teradata *	229,620	10,480
Texas Instruments	172,340	7,411

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

November 30, 2013

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Twitter * (A)	80,600	$3,351
VeriFone Holdings *	90,025	2,306
VeriSign * (A)	115,750	6,582
Visa, Cl A	127,961	26,035
Vishay Intertechnology * (A)	59,500	769
Western Digital	153,398	11,511
Xerox	408,000	4,643
Yahoo! *	123,400	4,563
Zebra Technologies, Cl A *	3,200	166

		433,622

Materials — 2.9%
Alcoa (A)	93,900	902
CF Industries Holdings	15,400	3,348
Cliffs Natural Resources (A)	53,000	1,325
Domtar	14,300	1,223
Dow Chemical	191,240	7,470
Eastman Chemical	24,000	1,849
Ecolab	65,507	7,020
Freeport-McMoRan Copper & Gold, Cl B	43,500	1,509
Huntsman	102,600	2,353
LyondellBasell Industries, Cl A	159,442	12,306
Owens-Illinois *	58,300	1,924
Packaging Corp of America	47,100	2,885
PPG Industries	22,471	4,136
Reliance Steel & Aluminum	13,500	993
Rock Tenn, Cl A	32,950	3,111
Steel Dynamics	55,200	1,006
Syngenta ADR	69,866	5,478
Westlake Chemical	13,800	1,553

		60,391

Telecommunication Services — 1.4%
AT&T	57,400	2,021
Crown Castle International *	325,011	24,125
Telephone & Data Systems	31,200	868
Verizon Communications (A)	83,000	4,119

		31,133

Utilities — 1.4%
AES	313,700	4,570
Ameren	41,800	1,498
American Electric Power	138,700	6,527
Duke Energy	8,100	566
Edison International	97,900	4,524
Entergy	72,400	4,481
Exelon	103,000	2,772
Public Service Enterprise Group	121,200	3,962
SCANA	13,100	618

		29,518

Total Common Stock (Cost $1,455,700) ($ Thousands)		2,075,106

	Number Of Warrants

WARRANTS — 0.0%

Kinder Morgan, Expires
02/15/2017 *, Expires 2017	101,260	446

Total Warrants (Cost $193) ($ Thousands)		446

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.7%
SEI Liquidity Fund, L.P.
0.080% ** † (B)	$78,697,856	$78,698

Total Affiliated Partnership (Cost $78,698) ($ Thousands)		78,698

CASH EQUIVALENTS — 2.0%
Investors Cash Trust - Treasury Portfolio - DWS
US Treasury Money Fund 0.010% **	1,523,425	1,523
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	42,096,695	42,097

Total Cash Equivalents (Cost $43,620) ($ Thousands)		43,620

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.070%, 02/06/2014	1,613	1,613
0.040%, 01/09/2014	1,187	1,187
0.000%, 07/24/2014	500	500

Total U.S. Treasury Obligations (Cost $3,299) ($ Thousands)		3,300

Total Investments — 103.0% (Cost $1,581,510) ($ Thousands)		$2,201,170

A summary of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	143	Dec-2013	$104

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,137,961 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $77,131 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $78,698 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

November 30, 2013

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,075,106	$—	$—	$2,075,106
Warrants	446	—	—	446
Affiliated Partnership	—	78,698	—	78,698
Cash Equivalents	43,620	—	—	43,620
U.S. Treasury Obligations	—	3,300	—	3,300

Total Investments in Securities	$2,119,172	$81,998	$—	$2,201,170

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$104	$—	$—	$104

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 14.6%
AutoZone *	194	$90
Bed Bath & Beyond *	14,745	1,151
Best Buy	23,853	967
BorgWarner	692	74
Carmax	2,100	106
CBS, Cl B	1,488	87
Charter Communications, Cl A *	600	81
Chipotle Mexican Grill, Cl A	129	68
Coach	35,633	2,063
Comcast, Cl A	18,600	928
Delphi Automotive	14,688	860
Dillard’s, Cl A	5,400	494
DIRECTV *	2,277	151
Discovery Communications, Cl A *	1,800	157
DISH Network, Cl A	2,100	114
Dollar Tree	1,550	86
Ford Motor	38,618	660
GameStop, Cl A	15,944	769
Gap	22,269	912
General Motors *	54,280	2,102
Genuine Parts	1,400	116
Goodyear Tire & Rubber	33,314	742
H&R Block	3,000	84
Hanesbrands	1,200	84
Home Depot	5,500	444
HSN	2,800	161
International Game Technology	3,500	61
Interpublic Group	4,800	83
Jarden *	1,119	63
Johnson Controls	12,300	621
L Brands	37,050	2,408
Lear	12,983	1,076
Liberty Interactive, Cl A *	113,082	3,175
Lowe’s	3,215	153
Macy’s	17,056	909
Magna International, Cl A	9,991	813
Mattel	2,900	134
McDonald’s	1,842	179
Mohawk Industries *	700	98
Newell Rubbermaid	3,100	94
News *	5,275	95
NIKE, Cl B	54,978	4,351
Nordstrom	44,369	2,760
Omnicom Group	2,100	150
O’Reilly Automotive	900	112
Polaris Industries	4,840	646
priceline.com *	2,780	3,315
Ralph Lauren, Cl A	397	70
Ross Stores	1,165	89
Sally Beauty Holdings	30,259	851
Scripps Networks Interactive, Cl A	1,100	82
Signet Jewelers	1,000	77
Staples	6,400	99
Starbucks	2,235	182
Target	13,361	854
Time Warner	4,400	289
Time Warner Cable, Cl A	1,800	249

Description	Shares	Market Value ($ Thousands)

TJX	47,418	$2,982
Toyota Motor ADR	18,677	2,335
TripAdvisor *	1,200	106
TRW Automotive Holdings	1,100	85
Tupperware Brands	700	64
VF	347	81
Viacom, Cl B	2,700	216
Walt Disney	39,552	2,790
Whirlpool	800	122
Williams-Sonoma	1,200	71
Wynn Resorts	362	60
Yum! Brands	1,127	88

		46,689

Consumer Staples — 10.2%
Altria Group	9,100	336
Archer-Daniels-Midland	1,732	70
Avon Products	3,480	62
Brown-Forman, Cl B	1,500	112
Campbell Soup	2,000	77
Church & Dwight	1,500	98
Clorox	1,300	121
Coca-Cola Enterprises	18,455	774
Colgate-Palmolive	4,500	296
ConAgra Foods	3,700	122
Constellation Brands, Cl A *	1,500	106
Costco Wholesale	23,057	2,892
CVS Caremark	46,666	3,125
Dr. Pepper Snapple Group	1,376	66
Energizer Holdings	800	89
Estee Lauder, Cl A	38,008	2,849
General Mills	4,000	202
Green Mountain Coffee Roasters	4,626	312
Hershey	11,700	1,134
Hillshire Brands	10,200	341
Hormel Foods	1,700	76
Ingredion	900	62
JM Smucker	1,000	104
Kellogg	2,100	127
Kimberly-Clark	2,200	240
Kraft Foods Group	3,700	196
Kroger	58,874	2,458
Lorillard	22,541	1,157
McCormick	1,400	97
Mead Johnson Nutrition, Cl A	6,994	591
Mondelez International, Cl A	84,630	2,838
Monster Beverage	9,236	547
Nu Skin Enterprises, Cl A	8,055	1,030
PepsiCo	2,810	237
Philip Morris International	5,454	467
Reynolds American	2,500	126
Safeway	2,600	91
Sysco	4,500	152
Tyson Foods, Cl A	34,700	1,100
Walgreen	52,112	3,085
Wal-Mart Stores	25,889	2,097
Whole Foods Market	35,641	2,017

		32,079

Energy — 9.1%
Anadarko Petroleum	1,550	138
Apache	19,136	1,751
Baker Hughes	4,769	272

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

BP PLC ADR	64,404	$3,028
Cabot Oil & Gas	1,809	62
Chesapeake Energy	2,404	65
Chevron	26,418	3,235
ConocoPhillips	20,400	1,485
Diamond Offshore Drilling	13,600	817
EOG Resources	25,025	4,129
EQT	1,300	111
Exxon Mobil	12,300	1,150
Halliburton	58,703	3,092
Helmerich & Payne	1,000	77
Hess	24,752	2,008
HollyFrontier	2,100	101
Kinder Morgan	81,249	2,887
Marathon Oil	22,700	818
Marathon Petroleum	1,126	93
Murphy Oil	17,120	1,112
Noble Energy	2,400	168
Occidental Petroleum	18,391	1,746
Oceaneering International	1,100	85
Phillips 66	2,296	160
Pioneer Natural Resources	320	57
SM Energy	3,907	344
Tesoro	1,600	94
Valero Energy	1,891	86

		29,171

Financials — 13.8%
ACE	8,872	912
Affiliated Managers Group *	500	100
Aflac	2,273	151
Allstate	23,100	1,254
American Capital Agency ‡	2,674	54
American Financial Group	12,000	692
American International Group	24,055	1,197
Ameriprise Financial	5,010	542
Aon	2,100	171
Arch Capital Group *	1,500	88
Arthur J Gallagher	1,600	74
Assurant	15,335	996
Axis Capital Holdings	21,992	1,080
Bank of America	101,400	1,604
BB&T	4,800	167
Berkshire Hathaway, Cl B *	16,835	1,962
Blackstone Group	19,800	566
Charles Schwab	32,100	786
Chubb	1,800	174
Cincinnati Financial	1,800	94
Citigroup	25,808	1,366
CME Group, Cl A	19,221	1,575
Comerica	2,000	91
Commerce Bancshares	1,260	57
Discover Financial Services	20,233	1,078
Everest Re Group	7,000	1,098
Fidelity National Financial, Cl A	2,700	79
Fifth Third Bancorp	54,762	1,113
Genworth Financial, Cl A *	5,700	86
Goldman Sachs Group	1,984	335

Description	Shares	Market Value ($ Thousands)

Hartford Financial Services Group	30,100	$1,072
Hatteras Financial ‡	46,359	775
HCC Insurance Holdings	1,400	64
Huntington Bancshares	100,622	924
IntercontinentalExchange Group	13,111	2,796
Invesco	1,824	64
JPMorgan Chase	69,143	3,956
KeyCorp	66,622	849
KKR	35,720	848
Lincoln National	18,200	934
Marsh & McLennan	3,800	180
McGraw-Hill	4,291	320
MetLife	45,536	2,377
Moody’s	1,700	127
Morgan Stanley	2,325	73
NASDAQ OMX Group	1,600	63
PartnerRe	700	72
Plum Creek Timber ‡	1,700	74
PNC Financial Services Group	1,207	93
Principal Financial Group	1,254	64
Progressive	79,625	2,224
Raymond James Financial	1,500	72
Rayonier ‡	1,400	62
Regions Financial	6,213	61
Reinsurance Group of America, Cl A	1,000	75
SLM	36,961	985
State Street	2,193	159
SunTrust Banks	23,611	855
T. Rowe Price Group	2,000	161
TD Ameritrade Holding	2,700	78
Torchmark	1,100	84
Travelers	14,850	1,347
Two Harbors Investment ‡	77,417	716
Unum Group	2,800	94
Wells Fargo	50,532	2,224
XL Group, Cl A	3,000	96
Zions Bancorporation	2,400	70

		44,630

Health Care — 14.1%
AbbVie	5,391	261
Actavis *	764	125
Aetna	2,438	168
Allergan	27,850	2,703
AmerisourceBergen	18,300	1,291
Amgen	25,014	2,853
Baxter International	3,100	212
Becton Dickinson	1,500	163
Biogen Idec *	9,740	2,834
Boston Scientific *	5,115	59
C.R. Bard	510	71
Cardinal Health	10,200	659
CareFusion *	2,300	92
Celgene *	38,602	6,245
Cerner	1,227	71
Cigna	7,996	699
Cooper	600	79
Covidien	3,000	205
DaVita *	1,800	107
Eli Lilly	5,100	256
Express Scripts Holding *	41,031	2,763

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Gilead Sciences *	16,718	$1,251
GlaxoSmithKline ADR	18,166	961
HCA Holdings	2,400	111
Henry Schein *	900	103
Humana	23,008	2,393
Illumina *	633	62
Johnson & Johnson	29,883	2,829
Laboratory Corp of America Holdings *	900	92
Life Technologies	1,500	113
McKesson	9,600	1,593
MEDNAX	600	67
Medtronic	4,900	281
Merck	43,235	2,154
Mettler Toledo International	300	74
Mylan Laboratories *	3,200	141
Novartis ADR	9,456	748
Novo Nordisk ADR	9,675	1,729
Omnicare	18,000	1,031
Perrigo	9,950	1,551
Pfizer	55,608	1,765
Questcor Pharmaceuticals	1,500	87
ResMed	1,500	73
St. Jude Medical	2,300	134
Stryker	2,300	171
Tenet Healthcare *	1,400	60
United Therapeutics *	10,396	960
UnitedHealth Group	5,800	432
Universal Health Services, Cl B	1,000	82
Waters *	800	80
WellPoint	25,370	2,356
Zimmer Holdings	1,400	128

		45,528

Industrials — 7.4%
3M	2,900	387
AECOM Technology *	7,378	214
Alliant Techsystems	8,772	1,063
Ametek	2,200	108
BE Aerospace *	1,100	96
Boeing	1,166	157
Caterpillar	14,245	1,205
Chicago Bridge & Iron	1,100	84
Cintas	1,300	72
CSX	4,663	127
Cummins	3,850	510
Deere	945	80
Delta Air Lines	98,257	2,848
Dover	1,500	136
Dun & Bradstreet	600	70
Emerson Electric	2,221	149
Equifax	1,400	94
Exelis	51,566	911
FedEx	1,005	139
Flowserve	1,500	107
Fluor	780	61
Fortune Brands Home & Security	1,900	83
General Dynamics	5,500	504
General Electric	53,344	1,422
Hertz Global Holdings *	51,300	1,244
Honeywell International	2,302	204
Hubbell, Cl B	700	75
Huntington Ingalls Industries	11,882	977

Description	Shares	Market Value ($ Thousands)

IDEX	1,100	$78
Illinois Tool Works	2,400	191
Ingersoll-Rand	2,300	164
Jacobs Engineering Group *	1,400	84
Joy Global	19,045	1,077
Kansas City Southern	1,000	121
L-3 Communications Holdings, Cl 3	11,400	1,179
Lincoln Electric Holdings	1,000	72
Lockheed Martin	8,400	1,190
Manpowergroup	900	72
Norfolk Southern	1,104	97
Northrop Grumman	12,100	1,363
Oshkosh Truck	8,070	393
Paccar	1,744	100
Pall	1,100	92
Parker Hannifin	780	92
Raytheon	15,200	1,348
Republic Services, Cl A	2,800	98
Robert Half International	1,700	66
Rockwell Automation	762	87
Rockwell Collins	1,300	95
Snap-on	700	74
Southwest Airlines	16,318	303
Towers Watson, Cl A	700	79
Union Pacific	3,300	535
United Continental Holdings *	1,718	68
United Technologies	1,692	188
URS	7,392	384
US Airways Group *	24,500	575
Verisk Analytics, Cl A *	980	64
Wabtec	1,200	83
Waste Connections	1,500	66
Waste Management	3,500	160
WW Grainger	319	82

		23,847

Information Technology — 21.1%
3D Systems *	1,200	90
Activision Blizzard	53,000	912
Adobe Systems *	90,972	5,165
Alliance Data Systems *	500	121
Amdocs	25,400	1,028
Amphenol, Cl A	1,400	119
Analog Devices	2,600	125
Apple	10,536	5,859
Applied Materials	36,700	635
Arrow Electronics *	19,161	984
Automatic Data Processing	2,900	232
Avnet	22,294	889
CA	27,975	923
Check Point Software Technologies *	13,889	859
Cisco Systems	29,042	617
Cognizant Technology Solutions, Cl A *	794	75
Computer Sciences	1,600	84
Cree *	1,300	72
eBay *	77,702	3,925
Electronic Arts *	3,400	75
EMC	97,414	2,323
Fidelity National Information Services	2,600	132
Fiserv	1,200	132

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

FleetCor Technologies	800	$97
Flextronics International *	97,300	738
Gartner *	1,200	78
Google, Cl A *	2,931	3,106
Hewlett-Packard	6,637	182
IAC	6,992	400
Ingram Micro, Cl A *	38,773	909
International Business Machines	5,698	1,024
Intuit	31,983	2,374
Lam Research *	5,794	302
Linear Technology	1,608	68
LinkedIn, Cl A *	282	63
Marvell Technology Group	69,575	990
Mastercard, Cl A	6,725	5,116
Micron Technology *	3,355	71
Microsoft	110,633	4,219
Motorola Solutions	2,000	132
Oracle	81,669	2,882
Paychex	2,700	118
Qualcomm	85,761	6,310
SanDisk	11,987	817
Seagate Technology	29,800	1,461
Splunk *	1,200	87
Symantec	2,624	59
Synopsys *	26,115	957
Teradata *	26,518	1,210
Texas Instruments	3,478	150
VeriFone Holdings *	20,449	524
VeriSign *	30,566	1,738
Visa, Cl A	22,800	4,639
Western Digital	23,500	1,764
Western Union	5,400	90

		68,051

Materials — 2.4%
Air Products & Chemicals	575	63
Airgas	700	76
Bemis	1,500	59
CF Industries Holdings	2,778	604
Dow Chemical	17,500	683
Eastman Chemical	1,400	108
Freeport-McMoRan Copper & Gold, Cl B	2,260	78
International Flavors & Fragrances	1,000	88
International Paper 1	3,300	154
LyondellBasell Industries, Cl A	16,800	1,297
Packaging Corp of America	15,599	956
PPG Industries	1,000	184
Reliance Steel & Aluminum	14,464	1,064
Rock Tenn, Cl A	5,455	515
Sealed Air	2,500	80
Sherwin-Williams	700	128
Sigma-Aldrich	1,100	95
Syngenta ADR	17,525	1,374
Valspar	1,000	71
WR Grace *	900	86

		7,763

Telecommunication Services — 3.5%
AT&T	40,125	1,413
CenturyLink	4,500	138
China Mobile ADR	21,307	1,156
Crown Castle International *	80,969	6,010

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Sprint *	10,718	$90
Verizon Communications	43,407	2,154

		10,961

Utilities — 1.2%
AES	67,235	980
American Water Works	2,000	85
Centerpoint Energy	2,738	64
CMS Energy	3,000	80
DTE Energy	1,600	107
Edison International	23,124	1,068
Entergy	5,436	336
NiSource	3,100	98
Northeast Utilities	2,700	111
NV Energy	5,100	121
OGE Energy	2,200	76
PG&E	1,754	71
Pinnacle West Capital	1,300	69
PPL	6,766	208
Public Service Enterprise Group	2,645	86
SCANA	1,600	75
UGI	1,600	64
Wisconsin Energy	2,300	96
Xcel Energy	4,200	118

		3,913

Total Common Stock (Cost $256,414) ($ Thousands)		312,632

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	8,633,244	8,633
Total Cash Equivalent (Cost $8,633) ($ Thousands)		8,633

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.070%, 02/06/2014	424	424
0.000%, 07/24/2014	197	197

Total U.S. Treasury Obligations (Cost $621) ($ Thousands)		621

Total Investments — 99.9% (Cost $265,668) ($ Thousands)		$321,886

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	4	Dec-2013	$20
S&P 500 Index EMINI	54	Dec-2013	$200

			$220

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $322,330 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2013

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

S&P — Standard & Poor’s

The following is a list of inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$312,632	$—	$—	$312,632
Cash Equivalent	8,633	—	—	8,633
U.S. Treasury Obligations	—	621	—	621

Total Investments in Securities	$321,265	$621	$—	$321,886

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$220	$—	$—	$220

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 11.9%
Advance Auto Parts	45,930	$4,639
AMC Networks, Cl A *	19,600	1,258
American Eagle Outfitters	97,145	1,581
AutoZone *	99,174	45,779
Bally Technologies * (A)	22,350	1,667
Bed Bath & Beyond *	2,600	203
Best Buy	137,901	5,592
Big Lots *	21,707	832
BorgWarner	24,500	2,626
Brinker International	151,351	7,118
Cablevision Systems, Cl A (A)	29,900	501
CBS, Cl B	65,800	3,853
Chico’s FAS	49,800	931
Cinemark Holdings	21,200	699
Comcast, Cl A	1,117,880	55,179
Delphi Automotive	194,070	11,363
Diamond Resorts International *	101,145	1,808
Dillard’s, Cl A	30,500	2,791
Discovery Communications, Cl A * (A)	57,100	4,983
Dollar General	99,500	5,666
Dollar Tree	36,030	2,005
Expedia (A)	11,080	706
Express *	5,100	125
Ford Motor	1,425,230	24,343
Fox Factory Holding *	66,600	1,224
Francesca’s Holdings * (A)	96,600	1,895
GameStop, Cl A (A)	54,500	2,630
Gannett	15,879	430
Gap	204,500	8,378
Genuine Parts	87,487	7,247
Goodyear Tire & Rubber	64,600	1,438
Graham Holdings	5,700	3,839
H&R Block	110,300	3,076
Hasbro (A)	37,630	2,025
Home Depot	463,302	37,375
Houghton Mifflin Harcourt *	32,900	571
Hyatt Hotels, Cl A *	34,305	1,659
Iconix Brand Group * (A)	43,550	1,728
International Game Technology	126,000	2,204
Interpublic Group	120,000	2,088
J.C. Penney * (A)	35,845	365
Jack in the Box *	32,300	1,529
L Brands	17,000	1,105
Lear (A)	192,354	15,948
Leggett & Platt (A)	68,500	2,069
Liberty Media *	58,097	8,916
LifeLock * (A)	149,890	2,581
Lowe’s	156,700	7,440
Macy’s	511,696	27,253
Marriott Vacations Worldwide *	15,300	799
Mattel	44,700	2,069
Matthews International, Cl A (A)	52,060	2,196
McDonald’s	156,332	15,222
Michael Kors Holdings *	79,100	6,451
Modine Manufacturing *	85,738	1,138
NetFlix *	11,300	4,133
Newell Rubbermaid	133,700	4,058
News, Cl A *	71,700	1,288
NIKE, Cl B	45,200	3,577
Omnicom Group	65,664	4,692

Description	Shares	Market Value ($ Thousands)

O’Reilly Automotive (A)	13,900	$1,737
PetSmart	23,916	1,772
Polaris Industries (A)	15,600	2,082
priceline.com *	1,200	1,431
PulteGroup	2,300	43
PVH	59,940	8,027
Ralph Lauren, Cl A	25,600	4,486
Ross Stores	238,390	18,227
Scripps Networks Interactive, Cl A	30,800	2,297
Staples	34,300	533
Starbucks	74,111	6,037
Starz *	153,573	4,343
Target	154,202	9,858
Taylor Morrison Home, Cl A *	269,183	5,882
Tenneco *	30,255	1,737
Thor Industries (A)	17,200	930
Time Warner	412,730	27,121
Time Warner Cable, Cl A	50,800	7,022
TJX	492,950	30,997
TripAdvisor *	36,900	3,259
TRW Automotive Holdings	73,586	5,710
Twenty-First Century Fox, Cl A	196,600	6,584
VF	900	211
Viacom, Cl B	388,440	31,141
Walt Disney	95,150	6,712
Whirlpool	86,376	13,195
Wyndham Worldwide	42,000	3,012

		581,270

Consumer Staples — 9.0%
Altria Group	441,342	16,321
Archer-Daniels-Midland	485,575	19,544
Brown-Forman, Cl B	22,200	1,666
Campbell Soup (A)	86,300	3,342
Chiquita Brands International *	28,000	296
Clorox	7,300	680
Coca-Cola	437,674	17,590
Coca-Cola Enterprises	108,468	4,549
Colgate-Palmolive	71,800	4,725
ConAgra Foods	34,300	1,132
Constellation Brands, Cl A *	40,900	2,880
Costco Wholesale	46,700	5,857
CVS Caremark	667,708	44,710
Dean Foods *	36,600	658
Elizabeth Arden *	135,875	5,371
General Mills	51,200	2,582
Green Mountain Coffee Roasters (A)	2,476	167
Henkel	119,091	11,826
Herbalife (A)	78,492	5,469
Hershey	24,300	2,355
Hormel Foods	54,200	2,440
JM Smucker	86,935	9,062
Kellogg	44,100	2,674
Kimberly-Clark	69,672	7,606
Kraft Foods Group	365,707	19,426
Kroger	722,513	30,165
McCormick (A)	41,800	2,884
Medifast (A)	12,100	328
Molson Coors Brewing, Cl B	398,310	20,979
Mondelez International, Cl A	867,523	29,088
PepsiCo	312,007	26,352
Philip Morris International	504,055	43,117

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Pilgrim’s Pride *	27,900	$457
Procter & Gamble	273,834	23,062
Reynolds American	9,700	489
Safeway	80,200	2,805
Sysco	175,450	5,900
Tyson Foods, Cl A (A)	399,865	12,672
Walgreen	42,600	2,522
Wal-Mart Stores	582,048	47,152

		440,900

Energy — 10.6%
Anadarko Petroleum	97,281	8,640
Apache	182,835	16,728
Athlon Energy *	37,100	1,210
Baker Hughes	105,500	6,009
Cabot Oil & Gas	161,200	5,553
Chesapeake Energy	9,000	242
Chevron	1,045,897	128,060
ConocoPhillips	703,387	51,207
CONSOL Energy (A)	284,545	10,124
Dresser-Rand Group *	24,100	1,360
Dril-Quip *	3,600	391
Ensco, Cl A (A)	150,600	8,898
EOG Resources	18,440	3,043
EQT	26,800	2,281
Exxon Mobil	824,812	77,103
Frank’s International (A)	71,600	1,714
Halliburton	10,500	553
Helmerich & Payne	13,900	1,070
Key Energy Services	251,795	1,974
Kinder Morgan	147,300	5,235
Marathon Oil	53,154	1,916
Marathon Petroleum	164,549	13,615
Murphy Oil	83,369	5,413
National Oilwell Varco	429,020	34,965
Noble Energy	304,740	21,405
Occidental Petroleum	147,821	14,037
Oceaneering International	20,680	1,596
PDC Energy *	20,715	1,220
Peabody Energy	413,135	7,519
Phillips 66	377,638	26,287
Pioneer Natural Resources	14,200	2,524
Schlumberger	409,479	36,206
Solazyme * (A)	169,215	1,516
Tesoro	21,500	1,261
Transocean	99,885	5,032
Transocean	71,650	3,610
Valero Energy	2,800	128
World Fuel Services (A)	94,643	3,634

		513,279

Financials — 16.1%
Aflac	19,700	1,307
Allstate	74,900	4,065
American Campus Communities ‡	14,900	483
American Capital Mortgage Investment ‡	11,200	212
American Equity Investment Life Holding (A)	116,400	2,760
American Express	439,157	37,680
American Financial Group	25,600	1,476
American International Group	516,727	25,707
Ameriprise Financial	32,736	3,544
Annaly Capital Management ‡	20,500	208

Description	Shares	Market Value ($ Thousands)

Aon	4,200	$343
Apartment Investment & Management, Cl A ‡	12,200	306
Arch Capital Group * (A)	25,435	1,496
Assurant	26,900	1,747
Bank of America	2,241,697	35,464
Bank of New York Mellon	36,000	1,213
Berkshire Hathaway, Cl B *	185,474	21,613
BlackRock, Cl A	17,000	5,147
Brown & Brown	74,200	2,346
CBOE Holdings	22,343	1,168
CBRE Group, Cl A	760,322	18,430
Charles Schwab	117,000	2,864
Chubb	13,500	1,302
Cincinnati Financial	77,800	4,078
CIT Group (A)	494,060	24,940
Citigroup	1,277,751	67,618
CME Group, Cl A (A)	123,900	10,154
CNA Financial	17,508	727
Comerica	6,200	281
Corrections Corp of America ‡	260,377	8,684
Digital Realty Trust ‡ (A)	105,240	4,972
Discover Financial Services	812,483	43,305
E*TRADE Financial *	79,500	1,425
East West Bancorp	63,080	2,162
Extra Space Storage ‡	57,795	2,423
Fifth Third Bancorp	398,500	8,098
Franklin Resources	35,700	1,977
Franklin Street Properties ‡	42,800	550
Genworth Financial, Cl A *	198,900	3,005
Goldman Sachs Group	93,100	15,728
Hanover Insurance Group	29,874	1,802
Hartford Financial Services Group (A)	441,335	15,725
Health Care ‡	13,700	767
Host Hotels & Resorts ‡	101,167	1,863
Huntington Bancshares	460,281	4,225
IntercontinentalExchange Group	92,419	19,712
Jones Lang LaSalle	122,562	11,977
JPMorgan Chase	1,539,230	88,075
Kemper	2,900	109
KeyCorp	630,100	8,034
Kilroy Realty ‡	45,175	2,275
Kimco Realty ‡	116,141	2,395
Leucadia National	37,100	1,063
Lexington Realty Trust ‡ (A)	53,400	548
Lincoln National (A)	211,010	10,831
Marsh & McLennan	370,000	17,557
McGraw Hill Financial	463,090	34,500
MetLife	62,000	3,236
Moody’s	42,300	3,157
Morgan Stanley	101,900	3,189
NASDAQ OMX Group	46,500	1,827
Nelnet, Cl A	20,800	936
Northern Trust	11,400	673
PacWest Bancorp (A)	73,205	3,012
PartnerRe	25,000	2,573
People’s United Financial	17,500	265
Plum Creek Timber ‡ (A)	18,037	789
PNC Financial Services Group	91,580	7,047
Popular	179,536	5,131
Principal Financial Group (A)	52,500	2,658
Progressive	29,300	818

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Prologis ‡	32,300	$1,225
Prudential Financial	83,360	7,399
Public Storage ‡	38,343	5,855
Realogy Holdings *	87,790	4,160
Regions Financial	174,900	1,702
Reinsurance Group of America, Cl A	41,400	3,104
RLJ Lodging Trust ‡	39,000	941
Signature Bank NY	15,360	1,632
Simon Property Group ‡	20,489	3,070
SLM	87,500	2,332
Springleaf Holdings, Cl A *	77,500	1,634
State Street	22,700	1,648
SunTrust Banks	30,600	1,109
T. Rowe Price Group	210,055	16,901
TD Ameritrade Holding	120,898	3,479
Torchmark (A)	190,344	14,466
Travelers	85,400	7,749
Unum Group	218,963	7,351
US Bancorp	669,838	26,271
Ventas ‡	29,900	1,699
Waddell & Reed Financial, Cl A	32,630	2,080
Wells Fargo	709,249	31,221
Weyerhaeuser ‡	55,700	1,678
Winthrop Realty Trust ‡	4,500	52
Wintrust Financial (A)	37,930	1,721
XL Group, Cl A	84,300	2,697
Zions Bancorporation	22,100	648

		781,601

Health Care — 14.9%
Abbott Laboratories	322,900	12,332
AbbVie	648,075	31,399
Actavis *	135,730	22,133
Aetna	145,295	10,015
Agilent Technologies	72,876	3,904
Alexion Pharmaceuticals *	18,800	2,340
Allergan	285,390	27,697
AmerisourceBergen	281,456	19,851
Amgen	281,553	32,119
Baxter International	121,850	8,341
Becton Dickinson (A)	35,200	3,822
Biogen Idec *	86,146	25,066
Boston Scientific *	375,900	4,353
Bristol-Myers Squibb	249,877	12,839
Brookdale Senior Living, Cl A *	54,800	1,598
Cardinal Health	263,144	16,999
CareFusion *	147,056	5,860
Celgene *	176,558	28,562
Cigna	99,100	8,666
Covance *	22,533	1,901
Covidien	395,090	26,969
DaVita *	9,300	554
Eli Lilly	329,567	16,551
Express Scripts Holding *	640,650	43,148
Gilead Sciences *	295,840	22,132
Haemonetics *	47,065	1,989
Hospira *	4,200	165
Humana	31,400	3,265
Intrexon * (A)	42,240	967
Intuitive Surgical	38,410	14,477
Jazz Pharmaceuticals *	16,000	1,871
Johnson & Johnson	565,336	53,515

Description	Shares	Market Value ($ Thousands)

Laboratory Corp of America Holdings *	5,500	$560
Life Technologies	38,200	2,892
Magellan Health Services *	43,040	2,634
McKesson	153,377	25,444
Medtronic	129,176	7,404
Merck	313,177	15,605
Mylan Laboratories *	25,100	1,108
Pfizer	3,053,490	96,887
Quintiles Transnational Holdings *	46,700	2,017
Regeneron Pharmaceuticals *	700	206
Sanofi-Aventis	95,730	10,146
St. Jude Medical	24,600	1,437
Stryker	32,700	2,433
Tenet Healthcare *	51,700	2,231
Thermo Fisher Scientific (A)	21,600	2,178
UnitedHealth Group	468,185	34,871
Vertex Pharmaceuticals *	86,065	5,975
WellPoint	39,300	3,650
Zoetis, Cl A	936,946	29,186

		712,264

Industrials — 9.5%
3M	204,015	27,238
ACCO Brands *	281,370	1,694
Actuant, Cl A (A)	50,370	1,968
AECOM Technology *	9,800	285
Air Lease, Cl A	58,125	1,841
Alaska Air Group	31,475	2,447
AMERCO *	1,000	232
AO Smith	13,400	726
Armstrong World Industries	8,700	463
Babcock & Wilcox	90,510	2,939
BE Aerospace *	24,500	2,131
Boeing	56,233	7,549
Canadian National Railway	261,580	29,428
Clean Harbors * (A)	30,400	1,604
CSX	731,990	19,961
Danaher	38,800	2,902
Deere	5,100	430
Delta Air Lines	72,400	2,098
Dover	127,225	11,544
Dun & Bradstreet (A)	14,300	1,671
Eaton	170,845	12,414
Echo Global Logistics *	88,294	1,817
Emerson Electric	337,738	22,625
Equifax	27,900	1,878
Flowserve	52,300	3,733
General Dynamics	100,900	9,248
General Electric	773,449	20,620
Honeywell International	241,233	21,352
Hub Group, Cl A *	28,869	1,086
Ingersoll-Rand	51,100	3,650
Jacobs Engineering Group *	200,875	12,007
Joy Global (A)	148,740	8,413
Kennametal	32,600	1,548
L-3 Communications Holdings, Cl 3	63,700	6,590
Lennox International	13,900	1,145
Lockheed Martin	2,100	297
Manpowergroup	74,814	5,980
Masco	183,200	4,107
MasTec	66,445	2,103

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Matson	21,300	$533
Middleby *	4,915	1,085
MRC Global *	32,100	982
Mueller Industries	2,600	159
Norcraft *	90,900	1,609
Norfolk Southern	41,700	3,657
Northrop Grumman	207,442	23,375
Old Dominion Freight Line *	8,200	423
Oshkosh Truck	106,100	5,172
Quanta Services *	67,885	2,010
Raytheon	59,300	5,259
Republic Services, Cl A	73,300	2,559
Robert Half International	284,927	11,007
Rockwell Collins (A)	8,300	604
Roper Industries	9,600	1,245
Ryder System	16,700	1,166
Snap-on	25,200	2,675
Southwest Airlines	190,900	3,549
Spirit Aerosystems Holdings, Cl A *	24,900	813
Teledyne Technologies *	2,400	223
Toro	30,100	1,857
Towers Watson, Cl A	141,220	15,901
Trimas *	47,940	1,754
Tyco International	830,790	31,686
UniFirst	3,700	378
Union Pacific	182,513	29,574
United Parcel Service, Cl B	103,200	10,566
United Technologies	209,028	23,173
URS	42,241	2,195
Valmont Industries	4,600	666
Waste Management	12,100	553
Woodward Governor	17,800	764
WW Grainger	34,249	8,833

		455,769

Information Technology — 17.6%
Accenture, Cl A	296,219	22,948
Activision Blizzard	105,910	1,823
Amdocs	229,630	9,291
Amphenol, Cl A	3,700	315
Ansys	2,600	223
Apple	271,950	151,223
Applied Materials	106,200	1,837
Arrow Electronics *	9,900	508
Autodesk *	37,325	1,689
Automatic Data Processing	87,100	6,970
Avnet	288,799	11,523
Blackhawk Network Holdings, Cl A *	75,710	1,725
Booz Allen Hamilton Holding, Cl A	44,085	771
CA	76,800	2,534
Cisco Systems	2,273,329	48,308
Citrix Systems	125,270	7,431
CommVault Systems *	7,700	576
Computer Sciences	197,183	10,376
CoreLogic	88,700	3,125
Corning	328,830	5,616
DST Systems	15,800	1,395
eBay *	531,960	26,875
Electronic Arts *	148,200	3,287
EMC	676,490	16,134
Facebook, Cl A *	253,020	11,894

Description	Shares	Market Value ($ Thousands)

FactSet Research Systems (A)	92,511	$10,454
Fidelity National Information Services	49,600	2,514
First Solar * (A)	23,800	1,424
Fiserv	27,000	2,967
FLIR Systems	86,215	2,558
Genpact *	18,700	335
Google, Cl A *	79,392	84,123
Harris	33,700	2,174
Hewlett-Packard	544,000	14,879
iGATE *	14,900	499
Informatica * (A)	27,100	1,052
Ingram Micro, Cl A *	95,908	2,248
Intel	677,264	16,146
InterDigital	31,100	1,054
International Business Machines	307,241	55,205
j2 Global (A)	39,010	1,871
Jabil Circuit	251,655	5,101
Juniper Networks	79,400	1,610
Littelfuse	16,275	1,415
LSI	1,499,840	12,104
Mastercard, Cl A	34,069	25,920
Micron Technology * (A)	603,097	12,725
Microsoft	908,808	34,653
Netscout Systems * (A)	83,865	2,552
ON Semiconductor *	193,230	1,370
Oracle	1,227,673	43,325
Paychex (A)	2,976	130
Pegasystems	5,300	267
Qualcomm	330,540	24,321
Red Hat *	142,360	6,669
SanDisk	17,000	1,159
Science Applications International	80,230	2,956
Seagate Technology	107,866	5,290
Skyworks Solutions	43,900	1,167
SS&C Technologies Holdings *	46,986	2,025
Symantec	498,522	11,212
Synaptics (A)	33,700	1,702
SYNNEX *	1,500	99
Syntel	13,000	1,149
TE Connectivity	319,640	16,852
Texas Instruments	272,765	11,729
TIBCO Software *	221,345	5,350
Total System Services	37,700	1,170
Visa, Cl A	117,652	23,937
VMware, Cl A *	33,500	2,701
Web.com Group *	62,700	1,790
Western Digital	350,591	26,308
Western Union	449,831	7,499
Xerox	156,148	1,777
Xilinx (A)	54,265	2,411
Yahoo! *	135,900	5,026

		853,371

Materials — 4.0%
Air Products & Chemicals	57,430	6,250
Airgas	10,400	1,130
Bemis (A)	54,400	2,123
Carpenter Technology	37,470	2,259
Clearwater Paper *	3,200	170
Dow Chemical	428,087	16,721
E.I. du Pont de Nemours	81,291	4,990

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Eastman Chemical	114,115	$8,790
Ecolab	19,400	2,079
FMC	1,200	87
Freeport-McMoRan Copper & Gold, Cl B	247,000	8,568
International Flavors & Fragrances	14,800	1,308
International Paper	225,129	10,502
KapStone Paper and Packaging	29,900	1,593
LyondellBasell Industries, Cl A	409,932	31,639
Monsanto	271,803	30,803
Owens-Illinois *	90,400	2,983
PPG Industries	53,740	9,891
Praxair	31,300	3,952
Rockwood Holdings	24,085	1,649
Schweitzer-Mauduit
International (A)	17,540	905
Sealed Air	61,800	1,985
Sherwin-Williams	25,600	4,686
Silver Wheaton (A)	23,745	497
Southern Copper	120,303	3,020
Taminco *	64,600	1,390
US Silica Holdings (A)	190,075	6,560
Vulcan Materials (A)	427,650	24,106
Westlake Chemical	17,800	2,004

		192,640

Telecommunication Services — 1.8%
America Movil ADR, Ser L	311,280	7,234
AT&T (A)	846,263	29,797
CenturyLink (A)	501,185	15,386
Crown Castle International *	5,200	386
Verizon Communications (A)	730,949	36,270

		89,073

Utilities — 1.9%
AES	638,663	9,306
AGL Resources	5,300	247
American Water Works	61,100	2,587
CMS Energy	161,271	4,280
Dominion Resources	57,800	3,752
DTE Energy	157,537	10,514
Duke Energy	36,801	2,574
Edison International	203,054	9,383
Exelon	258,780	6,964
ITC Holdings	52,870	4,784
New Jersey Resources	5,600	256
NextEra Energy	66,100	5,591
NiSource	59,100	1,869
NRG Energy	111,500	2,950
Pattern Energy Group, Cl A	116,900	2,851
PG&E	3,100	125
PPL	259,200	7,960
SCANA	91,061	4,295
Sempra Energy	49,200	4,351
Southern	49,200	1,999
TECO Energy (A)	134,600	2,294
UGI	13,800	555
Wisconsin Energy (A)	12,200	510
Xcel Energy	74,900	2,099

		92,096

Total Common Stock (Cost $4,040,886) ($ Thousands)		4,712,263

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%

Preferred Stock — 0.1%
Henkel	61,741	$7,015

Total Preferred Stock (Cost $5,436) ($ Thousands)		7,015

AFFILIATED PARTNERSHIP (B) — 4.5%
SEI Liquidity Fund, L.P.
0.080% ** †	220,602,936	220,603

Total Affiliated Partnership (Cost $220,603) ($ Thousands)		220,603

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	82,153,228	82,153

Total Cash Equivalent (Cost $82,153) ($ Thousands)		82,153

U.S. TREASURY OBLIGATIONS (C) — 0.5%
U.S. Treasury Bills
0.071%, 02/06/2014	12,698	12,697
0.070%, 12/19/2013	200	200
0.000%, 07/24/2014	9,829	9,824

Total U.S. Treasury Obligations (Cost $22,721) ($ Thousands)		22,721

Total Investments — 104.0% (Cost $4,371,799) ($ Thousands)		$5,044,755

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	757	Dec-2013	$1,272

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,848,517 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $215,028 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $220,603 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2013

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,712,263	$—	$—	$4,712,263
Preferred Stock	7,015	—	—	7,015
Affiliated Partnership	—	220,603	—	220,603
Cash Equivalent	82,153	—	—	82,153
U.S. Treasury Obligations	—	22,721	—	22,721

Total Investments in Securities	$4,801,431	$243,324	$—	$5,044,755

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,272	$—	$—	$1,272

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — significant accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Consumer Discretionary — 13.3%
Aaron’s	7,400	$212
Abercrombie & Fitch, Cl A (A)	9,502	326
Advance Auto Parts	8,808	890
Allison Transmission Holdings	2,500	68
Amazon.com *	40,389	15,898
AMC Networks, Cl A *	7,085	455
American Eagle Outfitters	24,371	397
Apollo Group, Cl A *	12,264	323
Ascena Retail Group	15,200	324
AutoNation *	4,332	212
AutoZone *	3,907	1,803
Bally Technologies * (A)	4,500	336
Bed Bath & Beyond *	24,015	1,874
Best Buy	29,447	1,194
Big Lots *	7,100	272
BorgWarner (A)	12,482	1,338
Brinker International	6,283	295
Burger King Worldwide	13,000	275
Cabela’s *	6,100	374
Cablevision Systems, Cl A (A)	25,642	430
Carmax	24,260	1,221
Carnival, Cl A (A)	45,500	1,643
Carter’s (A)	6,000	424
CBS, Cl B	68,169	3,992
Charter Communications, Cl A *	7,200	973
Chico’s FAS	17,700	331
Chipotle Mexican Grill, Cl A	3,319	1,739
Choice Hotels International (A)	2,584	121
Cinemark Holdings	14,200	468
Clear Channel Outdoor Holdings, Cl A	700	6
Coach (A)	30,767	1,781
Comcast, Cl A	288,225	14,374
CST Brands (A)	7,148	235
Darden Restaurants	15,522	828
Deckers Outdoor *	2,600	215
Delphi Automotive	34,400	2,014
DeVry (A)	7,600	270
Dick’s Sporting Goods (A)	12,358	698
Dillard’s, Cl A	3,000	274
DIRECTV *	57,939	3,830
Discovery Communications, Cl A * (A)	27,000	2,356
DISH Network, Cl A	24,662	1,336
Dollar General	36,000	2,050
Dollar Tree	24,358	1,355
Domino’s Pizza	7,300	505
DR Horton (A)	34,068	677
DreamWorks Animation SKG, Cl A (A)	6,434	205
DSW, Cl A	7,200	323
Dunkin’ Brands Group	9,800	480
Expedia (A)	10,167	648
Family Dollar Stores	11,662	814
Foot Locker	18,569	722
Ford Motor	431,784	7,375
Fossil Group *	6,200	789
GameStop, Cl A (A)	14,400	695
Gannett	27,759	751

Description	Shares	Market Value ($ Thousands)

Gap	30,221	$1,238
Garmin (A)	13,500	656
General Motors *	92,400	3,579
Gentex	18,132	540
Genuine Parts (A)	16,871	1,398
GNC Holdings, Cl A	9,100	548
Goodyear Tire & Rubber	30,352	676
Graham Holdings	557	375
Groupon, Cl A * (A)	54,200	490
Guess?	7,700	264
H&R Block	28,825	804
Hanesbrands	11,943	837
Harley-Davidson (A)	24,503	1,642
Harman International Industries	6,268	508
Hasbro (A)	13,967	752
Home Depot	160,315	12,933
HomeAway * (A)	4,300	157
Hyatt Hotels, Cl A *	5,700	276
International Game Technology	33,543	587
Interpublic Group	51,975	904
J.C. Penney * (A)	22,351	228
Jarden *	14,850	835
John Wiley & Sons, Cl A (A)	5,842	298
Johnson Controls	75,945	3,836
Kohl’s	24,019	1,328
L Brands	26,257	1,706
Lamar Advertising, Cl A *	9,840	491
Las Vegas Sands	43,293	3,103
Lear	8,400	696
Leggett & Platt (A)	17,319	523
Lennar, Cl A (A)	19,830	709
Liberty Global, Cl A *	43,490	3,732
Liberty Interactive, Cl A *	57,547	1,616
Liberty Media *	11,020	1,691
Liberty Ventures, Ser A *	4,403	535
Lions Gate Entertainment	10,400	329
LKQ *	30,300	1,004
Lowe’s	121,510	5,769
Macy’s	42,030	2,238
Madison Square Garden, Cl A *	7,760	437
Marriott International, Cl A	26,887	1,264
Mattel	37,742	1,746
McDonald’s	109,880	10,699
MGM Resorts International * (A)	40,339	774
Michael Kors Holdings *	22,000	1,794
Mohawk Industries *	6,466	905
Morningstar	3,100	259
Murphy USA *	5,788	262
NetFlix *	5,300	1,939
Newell Rubbermaid	28,565	867
News, Cl A *	49,146	883
NIKE, Cl B	79,134	6,263
Nordstrom	14,412	897
Norwegian Cruise Line Holdings *	3,300	112
NVR	524	508
Omnicom Group	28,344	2,025
O’Reilly Automotive	12,040	1,505
Panera Bread, Cl A *	3,162	559
Penn National Gaming *	8,189	118
PetSmart	12,573	932
Polaris Industries (A)	6,500	867
priceline.com *	5,600	6,677
PulteGroup	42,145	791

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

PVH	8,200	$1,098
Ralph Lauren, Cl A	6,480	1,136
Regal Entertainment Group, Cl A (A)	7,388	144
Ross Stores	24,053	1,839
Royal Caribbean Cruises	17,100	753
Sally Beauty Holdings	21,000	591
Scripps Networks Interactive, Cl A	13,272	990
Sears Holdings * (A)	3,428	218
Service International	25,694	464
Signet Jewelers	9,800	753
Sirius XM Holdings (A)	334,800	1,262
Six Flags Entertainment	8,500	316
Staples (A)	71,364	1,108
Starbucks	83,706	6,819
Starwood Hotels & Resorts Worldwide	21,184	1,578
Starz - Liberty Capital *	13,420	380
Target	71,485	4,570
Tempur Sealy International	7,300	373
Tesla Motors * (A)	9,200	1,171
Thomson Reuters	40,600	1,518
Thor Industries (A)	5,500	297
Tiffany	11,225	1,001
Time Warner	104,179	6,846
Time Warner Cable, Cl A	32,284	4,462
TJX	80,208	5,043
Toll Brothers *	15,751	537
Tractor Supply	15,000	1,098
TripAdvisor * (A)	11,267	995
TRW Automotive Holdings	11,393	884
Tupperware Brands	6,500	594
Twenty-First Century Fox, Cl A	222,285	7,444
Ulta Salon Cosmetics & Fragrance *	7,652	971
Under Armour, Cl A * (A)	9,600	775
Urban Outfitters *	13,120	512
VF (A)	9,617	2,256
Viacom, Cl B	53,969	4,327
Visteon *	5,400	425
Walt Disney	197,772	13,951
Weight Watchers International (A)	3,362	109
Wendy’s (A)	26,800	231
Whirlpool	8,087	1,235
Williams-Sonoma	11,062	654
Wyndham Worldwide	13,568	973
Wynn Resorts	8,796	1,459
Yum! Brands	49,948	3,880

		274,768

Consumer Staples — 8.9%
Altria Group	219,440	8,115
Archer-Daniels-Midland	72,879	2,933
Avon Products	52,006	927
Beam	17,320	1,170
Brown-Forman, Cl B	16,327	1,225
Bunge	15,900	1,274
Campbell Soup (A)	21,178	820
Church & Dwight	14,707	960
Clorox (A)	14,203	1,323
Coca-Cola	420,640	16,905
Coca-Cola Enterprises	31,815	1,334

Description	Shares	Market Value ($ Thousands)

Colgate-Palmolive	104,250	$6,861
ConAgra Foods	45,286	1,494
Constellation Brands, Cl A *	15,631	1,100
Costco Wholesale	48,681	6,106
CVS Caremark	133,952	8,970
Dean Foods * (A)	11,593	209
Dr. Pepper Snapple Group (A)	20,600	994
Energizer Holdings	7,541	832
Estee Lauder, Cl A	25,408	1,905
Flowers Foods	20,925	455
Fresh Market *	2,500	102
General Mills	71,592	3,611
Green Mountain Coffee Roasters (A)	16,100	1,085
Herbalife (A)	9,000	627
Hershey	16,998	1,647
Hillshire Brands	14,900	498
Hormel Foods	16,278	733
Ingredion	9,400	650
JM Smucker	11,611	1,210
Kellogg	28,403	1,722
Kimberly-Clark	42,818	4,674
Kraft Foods Group	66,002	3,506
Kroger	57,373	2,395
Lorillard	41,450	2,128
McCormick (A)	13,293	917
Mead Johnson Nutrition, Cl A	22,186	1,875
Molson Coors Brewing, Cl B	15,562	820
Mondelez International, Cl A	199,406	6,686
Monster Beverage	16,300	965
Nu Skin Enterprises, Cl A	6,700	857
PepsiCo	169,852	14,346
Philip Morris International	179,768	15,377
Procter & Gamble	301,974	25,432
Reynolds American	34,520	1,741
Safeway	25,620	896
Sysco (A)	65,248	2,194
Tyson Foods, Cl A	31,465	997
Walgreen	105,825	6,265
Wal-Mart Stores	176,879	14,329
WhiteWave Foods, Cl A *	17,922	381
Whole Foods Market	40,904	2,315

		186,893

Energy — 9.4%
Anadarko Petroleum	55,940	4,969
Apache	43,559	3,985
Atwood Oceanics *	7,200	379
Baker Hughes	48,740	2,776
Cabot Oil & Gas	48,200	1,660
Cameron International *	27,144	1,504
Cheniere Energy *	26,400	1,045
Chesapeake Energy (A)	63,366	1,703
Chevron	213,602	26,153
Cimarex Energy	8,700	823
Cobalt International Energy *	33,400	742
Concho Resources *	11,300	1,174
ConocoPhillips	133,876	9,746
CONSOL Energy	24,244	863
Continental Resources (A)	4,800	516
Denbury Resources *	39,324	656
Devon Energy	44,913	2,723
Diamond Offshore Drilling (A)	8,509	511
Dresser-Rand Group *	9,234	521

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Dril-Quip *	5,200	$565
Energen	8,937	645
EOG Resources	30,345	5,007
EQT	16,366	1,393
Exxon Mobil	490,838	45,883
FMC Technologies *	25,820	1,242
Golar LNG (A)	5,500	200
Gulfport Energy *	7,200	421
Halliburton (A)	104,236	5,491
Helmerich & Payne	9,250	712
Hess	33,912	2,751
HollyFrontier	20,326	975
Kinder Morgan	73,222	2,602
Kosmos Energy *	9,200	96
Laredo Petroleum Holdings *	2,000	54
Marathon Oil	78,376	2,825
Marathon Petroleum	35,788	2,961
McDermott International *	34,300	279
Murphy Oil	20,654	1,341
Nabors Industries	36,000	596
National Oilwell Varco	47,480	3,870
Newfield Exploration *	16,699	469
Noble Energy	39,624	2,783
Oasis Petroleum	8,600	397
Occidental Petroleum	88,054	8,362
Oceaneering International	10,900	841
Oil States International *	5,700	583
Patterson-UTI Energy (A)	19,632	458
PBF Energy, Cl A (A)	2,900	84
Peabody Energy	33,074	602
Phillips 66	68,888	4,795
Pioneer Natural Resources	15,144	2,692
QEP Resources	21,746	696
Range Resources	17,739	1,377
Rowan, Cl A *	12,686	439
RPC (A)	5,550	98
SandRidge Energy * (A)	60,700	339
Schlumberger	145,963	12,906
Seadrill	38,700	1,653
SM Energy	8,200	723
Southwestern Energy	38,276	1,480
Spectra Energy	73,909	2,480
Superior Energy Services *	19,400	494
Teekay	3,800	168
Tesoro	16,446	964
Tidewater	6,370	363
Ultra Petroleum * (A)	18,600	381
Unit *	6,027	290
Valero Energy	59,936	2,740
Whiting Petroleum *	14,300	864
Williams	75,546	2,661
World Fuel Services (A)	8,900	342
WPX Energy *	22,248	414

		196,296

Financials — 16.8%
ACE	37,800	3,885
Affiliated Managers Group *	6,220	1,246
Aflac	51,656	3,428
Alexandria Real Estate Equities ‡	8,300	525
Alleghany *	1,804	711
Allied World Assurance Holdings	4,600	518

Description	Shares	Market Value ($ Thousands)

Allstate	51,825	$2,813
American Campus Communities ‡	11,600	376
American Capital *	36,800	563
American Capital Agency ‡	39,859	812
American Express	103,634	8,892
American Financial Group	9,414	543
American International Group (B)	161,223	8,021
American National Insurance	222	26
American Tower, Cl A ‡	43,822	3,408
Ameriprise Financial	22,200	2,403
Annaly Capital Management ‡	102,411	1,040
Aon	34,144	2,787
Apartment Investment & Management, Cl A ‡	17,899	449
Arch Capital Group * (A)	13,100	771
Ares Capital (B)	30,203	555
Arthur J Gallagher	12,004	559
Aspen Insurance Holdings	9,500	384
Associated Banc	21,584	372
Assurant	9,393	610
Assured Guaranty	21,200	498
AvalonBay Communities ‡	14,141	1,677
Axis Capital Holdings	12,700	624
Bank of America	1,186,263	18,767
Bank of Hawaii	5,582	330
Bank of New York Mellon	129,109	4,351
BankUnited	3,500	113
BB&T	77,606	2,696
Berkshire Hathaway, Cl B *	198,200	23,096
BioMed Realty Trust ‡ (A)	19,100	355
BlackRock, Cl A	14,485	4,385
BOK Financial	3,275	207
Boston Properties ‡	16,584	1,650
Brandywine Realty Trust ‡	18,000	239
BRE Properties ‡	9,520	488
Brown & Brown	14,324	453
Camden Property Trust ‡	9,747	565
Capital One Financial	65,025	4,658
CapitalSource	23,782	334
CBL & Associates Properties ‡	15,700	284
CBOE Holdings	10,900	570
CBRE Group, Cl A	30,817	747
Charles Schwab	121,285	2,969
Chimera Investment ‡	127,100	375
Chubb	28,618	2,760
Cincinnati Financial	17,786	932
CIT Group	22,200	1,121
Citigroup	334,704	17,712
City National (A)	5,838	446
CME Group, Cl A	35,070	2,874
CNA Financial	1,700	71
Comerica (A)	19,753	896
Commerce Bancshares	10,188	460
CommonWealth ‡	14,325	342
Corporate Office Properties Trust ‡	10,300	229
Corrections Corp of America ‡	14,640	488
Cullen/Frost Bankers (A)	6,568	472
DDR ‡	32,100	513
Digital Realty Trust ‡ (A)	15,500	732
Discover Financial Services	54,289	2,893
Douglas Emmett ‡	14,000	322

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Duke Realty ‡	33,309	$506
E*TRADE Financial *	30,600	548
East West Bancorp	12,300	422
Eaton Vance	14,310	598
Endurance Specialty Holdings	5,400	307
Equity Lifestyle Properties ‡	10,200	362
Equity Residential ‡	39,687	2,045
Erie Indemnity, Cl A	2,419	177
Essex Property Trust ‡ (A)	4,569	694
Everest Re Group	4,900	768
Extra Space Storage ‡	13,500	566
Federal Realty Investment Trust ‡	7,696	797
Federated Investors, Cl B (A)	9,458	258
Fidelity National Financial, Cl A	27,604	802
Fifth Third Bancorp	95,782	1,946
First Citizens BancShares, Cl A	600	135
First Horizon National (A)	31,256	350
First Niagara Financial Group	43,600	486
First Republic Bank	12,800	654
Forest City Enterprises, Cl A *	17,642	344
Franklin Resources	45,309	2,510
Fulton Financial	24,795	324
Gaming and Leisure Properties ‡ * (A)	8,189	378
General Growth Properties ‡	64,453	1,337
Genworth Financial, Cl A *	47,792	722
Goldman Sachs Group	50,075	8,460
Hanover Insurance Group	6,193	373
Hartford Financial Services Group (A)	49,810	1,775
Hatteras Financial ‡	12,100	202
HCC Insurance Holdings	12,541	577
HCP ‡	49,974	1,838
Health Care ‡	31,283	1,752
Home Properties ‡	7,300	384
Hospitality Properties Trust ‡	15,366	417
Host Hotels & Resorts ‡	81,140	1,494
Howard Hughes *	5,073	579
Hudson City Bancorp	65,328	610
Huntington Bancshares	88,434	812
ING US	9,700	339
Interactive Brokers Group, Cl A	2,200	53
IntercontinentalExchange Group	12,180	2,598
Invesco	48,500	1,690
Jones Lang LaSalle	5,500	537
JPMorgan Chase	416,334	23,823
Kemper	6,260	235
KeyCorp	99,295	1,266
Kilroy Realty ‡	8,100	408
Kimco Realty ‡	43,644	900
Lazard, Cl A	11,700	488
Legg Mason (A)	10,081	394
Leucadia National	29,206	837
Liberty Property Trust ‡	12,806	415
Lincoln National	29,088	1,493
Loews	33,536	1,588
LPL Financial Holdings	5,700	244
M&T Bank (A)	14,134	1,630
Macerich ‡	13,611	775
Mack-Cali Realty ‡	10,898	222
Markel	1,650	919
Marsh & McLennan	60,965	2,893

Description	Shares	Market Value ($ Thousands)

MBIA *	13,559	$175
McGraw-Hill	30,139	2,245
Mercury General	2,396	115
MetLife	99,609	5,199
MFA Mortgage Investments ‡	44,200	322
Mid-America Apartment Communities ‡	5,100	307
Moody’s	21,227	1,584
Morgan Stanley	169,678	5,311
MSCI, Cl A *	14,700	652
NASDAQ OMX Group	14,500	570
National Retail Properties ‡ (A)	11,400	362
New York Community Bancorp (A)	46,372	766
Northern Trust	26,005	1,534
Ocwen Financial *	10,800	612
Old Republic International	32,990	567
Omega Healthcare Investors ‡	15,000	490
PartnerRe	6,300	648
People’s United Financial (A)	37,534	568
Piedmont Office Realty Trust, Cl A ‡ (A)	21,400	351
Plum Creek Timber ‡ (A)	19,521	854
PNC Financial Services Group	58,922	4,534
Popular	10,653	304
Post Properties ‡	6,700	287
Principal Financial Group (A)	31,908	1,615
ProAssurance	7,600	365
Progressive	66,080	1,846
Prologis ‡	54,818	2,079
Protective Life	9,509	456
Prudential Financial	51,663	4,586
Public Storage ‡	15,868	2,423
Raymond James Financial	14,221	685
Rayonier ‡	14,804	653
Realogy Holdings *	12,400	588
Realty Income ‡	19,500	743
Regency Centers ‡	11,108	520
Regions Financial	160,387	1,561
Reinsurance Group of America, Cl A	8,799	660
RenaissanceRe Holdings	5,300	502
Retail Properties of America, Cl A ‡	11,300	151
SEI (B)	17,442	586
Senior Housing Properties Trust ‡	22,000	498
Signature Bank NY	5,700	606
Simon Property Group ‡	34,581	5,182
SL Green Realty ‡ (A)	10,768	974
SLM	50,814	1,354
Spirit Realty Capital ‡	47,200	469
St. Joe *	8,061	143
StanCorp Financial Group	5,642	362
Starwood Property Trust ‡	21,500	599
State Street	50,594	3,674
SunTrust Banks	59,346	2,150
SVB Financial Group	5,500	557
Synovus Financial	98,672	344
T. Rowe Price Group	28,480	2,292
Tanger Factory Outlet Centers ‡	9,800	324
Taubman Centers ‡	7,200	471
TCF Financial (A)	20,301	318

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

TD Ameritrade Holding	28,245	$813
TFS Financial *	10,200	120
Torchmark (A)	9,725	739
Travelers	41,775	3,791
Two Harbors Investment ‡	47,200	437
UDR ‡	29,793	693
Unum Group	26,505	890
US Bancorp	201,997	7,922
Validus Holdings	13,126	526
Valley National Bancorp (A)	24,716	251
Ventas ‡	32,192	1,829
Vornado Realty Trust ‡	20,436	1,797
Waddell & Reed Financial, Cl A	10,700	682
Washington Federal	13,263	310
Weingarten Realty Investors ‡ (A)	14,967	427
Wells Fargo	531,866	23,413
Weyerhaeuser ‡	61,692	1,859
White Mountains Insurance Group	747	450
WP Carey ‡	7,400	465
WR Berkley	13,114	574
XL Group, Cl A	29,500	944
Zions Bancorporation	22,402	657

		348,729

Health Care — 12.6%
Abbott Laboratories	174,076	6,648
AbbVie	173,076	8,386
Actavis *	18,702	3,050
Aetna	41,835	2,884
Agilent Technologies	38,164	2,044
Alere *	9,300	304
Alexion Pharmaceuticals *	21,600	2,689
Alkermes *	11,400	460
Allergan	32,796	3,183
Allscripts Healthcare Solutions *	21,800	326
AmerisourceBergen	24,124	1,701
Amgen	82,058	9,361
Ariad Pharmaceuticals * (A)	24,600	119
Baxter International	60,275	4,126
Becton Dickinson (A)	21,344	2,318
Biogen Idec *	26,500	7,711
BioMarin Pharmaceutical *	15,200	1,070
Bio-Rad Laboratories, Cl A *	2,500	307
Boston Scientific *	147,639	1,710
Bristol-Myers Squibb	179,759	9,236
Brookdale Senior Living, Cl A *	12,100	353
Bruker *	11,900	230
C.R. Bard	8,685	1,206
Cardinal Health	37,529	2,424
CareFusion *	21,764	867
Catamaran *	22,148	1,010
Celgene *	46,680	7,552
Cerner (A)	32,496	1,867
Charles River Laboratories International * (A)	6,143	321
Cigna	31,455	2,751
Community Health Systems	11,362	469
Cooper	5,904	778
Covance *	6,836	577
Covidien	52,200	3,563
Cubist Pharmaceuticals *	8,400	576
DaVita *	19,916	1,186

Description	Shares	Market Value ($ Thousands)

Dentsply International	17,298	$823
Edwards Lifesciences *	12,014	787
Eli Lilly	110,661	5,557
Endo Health Solutions * (A)	13,597	914
Express Scripts Holding *	91,236	6,145
Forest Laboratories *	28,873	1,481
Gilead Sciences *	167,334	12,518
HCA Holdings	29,000	1,346
Health Management Associates, Cl A *	32,122	420
Health Net	10,602	324
Henry Schein *	8,784	1,001
Hill-Rom Holdings	7,724	320
Hologic *	28,000	627
Hospira *	20,081	789
Humana	17,175	1,786
Idexx Laboratories * (A)	6,552	682
Illumina * (A)	13,405	1,314
Incyte (A)	12,200	569
Intuitive Surgical	4,400	1,658
Jazz Pharmaceuticals *	4,800	561
Johnson & Johnson	309,709	29,317
Laboratory Corp of America Holdings *	10,011	1,020
Life Technologies	18,670	1,413
LifePoint Hospitals *	6,576	337
Mallinckrodt *	7,600	395
McKesson	25,166	4,175
Medivation *	7,600	479
MEDNAX	6,100	676
Medtronic	113,485	6,505
Merck	332,043	16,546
Mettler Toledo International (A)	3,236	798
Mylan Laboratories *	41,619	1,837
Myriad Genetics * (A)	11,300	336
Omnicare	12,731	729
Patterson	11,683	485
PerkinElmer	13,634	519
Perrigo (A)	10,200	1,590
Pfizer	736,722	23,376
Pharmacyclics *	6,200	772
QIAGEN *	29,200	680
Quest Diagnostics (A)	17,044	1,039
Regeneron Pharmaceuticals *	8,900	2,615
ResMed (A)	17,335	846
Salix Pharmaceuticals *	7,400	628
Seattle Genetics * (A)	13,000	534
Sirona Dental Systems *	6,700	461
St. Jude Medical	30,946	1,808
Stryker	36,604	2,724
Techne	4,541	388
Teleflex	5,240	515
Tenet Healthcare *	12,798	552
Theravance *	9,400	355
Thermo Fisher Scientific (A)	39,925	4,026
United Therapeutics *	4,600	425
UnitedHealth Group	111,520	8,306
Universal Health Services, Cl B	11,076	913
Varian Medical Systems * (A)	11,530	900
VCA Antech *	10,839	325
Vertex Pharmaceuticals *	26,900	1,867
Waters *	8,672	863
WellPoint	33,231	3,086
Zimmer Holdings	18,325	1,675

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Zoetis, Cl A	54,744	$1,705

		261,526

Industrials — 11.2%
3M	75,633	10,098
ADT (A)	22,000	892
AECOM Technology *	11,700	340
AGCO	12,000	699
Air Lease, Cl A	7,900	250
Alaska Air Group	6,400	497
Alliant Techsystems	4,136	501
AMERCO *	900	208
Ametek	26,380	1,298
AO Smith	10,000	541
Armstrong World Industries	1,900	101
Avis Budget Group *	13,900	512
Babcock & Wilcox	14,650	476
BE Aerospace *	9,766	850
Boeing	83,191	11,168
C.H. Robinson Worldwide (A)	17,286	1,014
Carlisle	7,766	571
Caterpillar	73,488	6,217
Chicago Bridge & Iron	10,595	812
Cintas (A)	12,557	697
Clean Harbors *	7,500	396
CNH Industrial *	13,398	152
Colfax *	7,800	453
Con-way	7,023	291
Copa Holdings, Cl A	4,100	621
Copart	12,918	445
Covanta Holding	13,700	245
Crane	6,100	380
CSX	113,196	3,087
Cummins	21,012	2,781
Danaher	66,702	4,989
Deere	43,119	3,632
Delta Air Lines	94,300	2,733
Donaldson (A)	18,244	761
Dover	18,757	1,702
Dun & Bradstreet (A)	4,856	567
Eaton	52,518	3,816
Emerson Electric	80,220	5,374
Equifax	11,856	798
Exelis	23,402	414
Expeditors International of Washington	20,848	906
Fastenal (A)	32,424	1,509
FedEx	35,244	4,888
Flowserve	14,400	1,028
Fluor	17,608	1,370
Fortune Brands Home & Security	20,020	873
GATX	5,800	291
General Dynamics	33,072	3,031
General Electric	1,140,123	30,395
Genesee & Wyoming, Cl A	5,600	539
Graco	6,424	496
Harsco	10,270	269
HD Supply Holdings *	4,700	99
Hertz Global Holdings *	42,000	1,019
Hexcel	12,900	567
Honeywell International	87,990	7,788
Hubbell, Cl B	7,192	776
Huntington Ingalls Industries	6,096	501

Description	Shares	Market Value ($ Thousands)

IDEX	7,693	$549
IHS, Cl A * (A)	7,000	801
Illinois Tool Works	41,880	3,333
Ingersoll-Rand	32,900	2,350
Iron Mountain	17,490	492
ITT	11,551	472
Jacobs Engineering Group *	15,902	951
JB Hunt Transport Services (A)	10,972	825
Joy Global (A)	12,833	726
Kansas City Southern	12,000	1,452
KAR Auction Services	9,700	268
KBR	18,480	625
Kennametal	10,000	475
Kirby *	6,900	652
L-3 Communications Holdings, Cl 3	8,977	929
Landstar System	5,765	324
Lennox International	6,100	503
Lincoln Electric Holdings	10,400	743
Lockheed Martin	28,829	4,084
Manitowoc	16,600	342
Manpowergroup	7,984	638
Masco	37,809	848
MRC Global *	10,700	327
MSC Industrial Direct, Cl A	4,920	378
Navistar International * (A)	6,800	273
Nielsen Holdings	23,200	1,001
Nordson	8,000	577
Norfolk Southern	34,833	3,054
Northrop Grumman	23,678	2,668
Old Dominion Freight Line *	9,200	474
Oshkosh Truck	11,359	554
Owens Corning	14,400	564
Paccar	38,970	2,233
Pall	11,945	1,000
Parker Hannifin	17,004	2,004
Pentair	22,273	1,575
Pitney Bowes (A)	18,085	419
Precision Castparts	16,246	4,199
Quanta Services *	19,700	583
Raytheon	35,968	3,190
Regal-Beloit	4,900	361
Republic Services, Cl A	27,242	951
Robert Half International	17,676	683
Rockwell Automation	15,304	1,738
Rockwell Collins (A)	14,579	1,060
Rollins	5,900	166
Roper Industries	10,800	1,401
RR Donnelley & Sons (A)	22,577	418
Ryder System	6,306	440
Snap-on	6,491	689
Southwest Airlines	78,020	1,450
Spirit Aerosystems Holdings, Cl A *	12,200	398
SPX	5,411	512
Stanley Black & Decker	18,393	1,497
Stericycle *	9,326	1,095
Terex *	13,648	496
Textron	27,622	918
Timken	10,469	542
Toro	7,620	470
Towers Watson, Cl A	7,900	890
TransDigm Group	6,200	970
Trinity Industries	9,600	498

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Triumph Group	6,200	$459
Union Pacific	51,016	8,267
United Continental Holdings *	40,500	1,590
United Parcel Service, Cl B	79,141	8,102
United Rentals * (A)	11,600	797
United Technologies	100,790	11,174
URS	9,500	494
Valmont Industries	2,900	420
Verisk Analytics, Cl A *	16,300	1,061
WABCO Holdings *	6,024	534
Wabtec	11,700	807
Waste Connections (A)	15,450	679
Waste Management	51,394	2,348
WESCO International * (A)	5,400	464
WW Grainger	6,481	1,672
Xylem	19,102	660

		232,350

Information Technology — 17.7%
3D Systems * (A)	10,400	782
Accenture, Cl A	71,700	5,555
Activision Blizzard	23,456	404
Adobe Systems *	55,602	3,157
Advanced Micro Devices * (A)	63,134	230
Akamai Technologies *	19,018	850
Alliance Data Systems * (A)	5,312	1,287
Altera	35,673	1,150
Amdocs	16,800	680
Amphenol, Cl A	17,392	1,478
Analog Devices	33,612	1,621
Ansys	10,100	865
AOL	9,434	421
Apple (B)	103,645	57,634
Applied Materials	132,455	2,291
Arrow Electronics *	12,689	651
Atmel	46,100	353
Autodesk *	22,637	1,024
Automatic Data Processing	53,992	4,320
Avago Technologies, Cl A	26,600	1,190
Avnet	13,910	555
AVX	1,424	20
Broadcom, Cl A	62,368	1,664
Broadridge Financial Solutions	15,473	590
Brocade Communications Systems *	58,400	513
CA	35,338	1,166
Cadence Design Systems (A)	28,263	375
Cisco Systems	586,427	12,462
Citrix Systems	20,387	1,209
Cognizant Technology Solutions, Cl A *	33,388	3,135
Computer Sciences	16,764	882
Compuware	21,851	240
Comverse *	1	—
Concur Technologies * (A)	5,700	554
CoreLogic	9,984	352
Corning	162,758	2,780
Cree *	11,822	660
Diebold	7,029	240
Dolby Laboratories, Cl A (A)	6,443	232
DST Systems	4,595	406
eBay *	145,211	7,336
EchoStar, Cl A *	3,732	187
Electronic Arts *	35,265	782

Description	Shares	Market Value ($ Thousands)

EMC	234,697	$5,598
Equinix * (A)	5,300	852
F5 Networks *	8,338	686
Facebook, Cl A *	186,300	8,758
FactSet Research Systems (A)	4,900	554
Fairchild Semiconductor International, Cl A	16,200	206
Fidelity National Information Services	31,990	1,621
First Solar * (A)	7,900	473
Fiserv	14,469	1,590
FleetCor Technologies	7,600	926
FLIR Systems	17,200	510
Fortinet	16,500	282
Freescale Semiconductor * (A)	3,500	51
Gartner *	11,500	743
Genpact *	15,700	281
Global Payments	9,734	614
Google, Cl A *	29,729	31,501
Harris	13,289	857
Hewlett-Packard	216,570	5,923
IAC	7,532	431
Informatica * (A)	13,100	509
Ingram Micro, Cl A *	18,923	444
Intel	545,658	13,008
International Business Machines	114,598	20,591
Intuit	32,686	2,426
IPG Photonics (A)	4,000	290
Jabil Circuit	19,974	405
Jack Henry & Associates	10,500	596
JDS Uniphase * (A)	28,640	348
Juniper Networks	54,525	1,105
Kla-Tencor	17,909	1,144
Lam Research *	19,552	1,019
Leidos Holdings * (A)	8,900	433
Lender Processing Services	9,214	324
Lexmark International, Cl A (A)	9,086	321
Linear Technology (A)	25,057	1,066
LinkedIn, Cl A *	11,000	2,464
LSI	66,748	539
Marvell Technology Group	47,900	682
Mastercard, Cl A	12,800	9,738
Maxim Integrated Products	31,100	886
Microchip Technology (A)	23,322	1,009
Micron Technology * (A)	113,216	2,389
Micros Systems (A)	9,500	510
Microsoft	921,200	35,125
Molex	16,870	652
Motorola Solutions	26,433	1,741
National Instruments	9,904	310
NCR	19,689	688
NetApp	37,155	1,533
NetSuite * (A)	4,000	384
NeuStar, Cl A *	8,277	404
Nuance Communications * (A)	29,700	402
Nvidia	58,256	909
ON Semiconductor *	57,800	410
Oracle	389,820	13,757
Palo Alto Networks *	4,300	215
Pandora Media (A)	12,800	363
Paychex (A)	35,407	1,548
Polycom *	22,700	244
Qualcomm	189,759	13,962

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Rackspace Hosting	13,400	$512
Red Hat *	18,727	877
Riverbed Technology (A)	19,700	341
Rovi	11,000	202
Salesforce.com * (A)	65,452	3,409
SanDisk	23,469	1,600
Science Applications International (A)	5,085	187
ServiceNow * (A)	10,200	542
Silicon Laboratories	5,400	211
Skyworks Solutions	23,200	617
SolarWinds *	7,600	254
Solera Holdings	8,600	574
Splunk *	10,800	779
Stratasys * (A)	3,000	353
Symantec	76,448	1,719
Synopsys *	15,982	586
Tech Data	5,350	277
Teradata *	19,789	903
Teradyne * (A)	23,063	393
Texas Instruments	123,708	5,319
TIBCO Software *	16,600	401
Total System Services	19,791	615
Trimble Navigation *	30,428	971
Vantiv, Cl A *	11,100	336
VeriFone Holdings *	13,400	343
Verint Systems *	1	—
VeriSign *	17,285	983
Visa, Cl A	57,300	11,658
Vishay Intertechnology * (A)	12,950	167
VMware, Cl A *	10,400	839
Western Digital	23,030	1,728
Western Union	60,128	1,002
Workday, Cl A *	4,700	387
Xerox	133,496	1,519
Xilinx (A)	28,657	1,273
Yahoo! *	99,281	3,671
Zebra Technologies, Cl A *	6,525	338
Zynga, Cl A *	75,300	328

		365,847

Materials — 3.7%
Air Products & Chemicals	22,994	2,502
Airgas	7,215	784
Albemarle	9,844	676
Alcoa (A)	114,402	1,099
Allegheny Technologies (A)	13,297	442
Aptargroup	8,200	532
Ashland	8,376	763
Avery Dennison	12,110	592
Ball	15,650	782
Bemis (A)	12,774	499
Cabot	8,073	394
Carpenter Technology	5,500	332
Celanese, Cl A	18,983	1,066
CF Industries Holdings	6,466	1,406
Cliffs Natural Resources (A)	17,300	433
Compass Minerals International	4,100	293
Crown Holdings	15,051	664
Cytec Industries	3,481	312
Domtar	4,200	359
Dow Chemical	134,970	5,272
E.I. du Pont de Nemours	102,792	6,309

Description	Shares	Market Value ($ Thousands)

Eagle Materials	6,400	$500
Eastman Chemical	16,828	1,296
Ecolab	29,008	3,109
FMC	14,920	1,087
Freeport-McMoRan Copper & Gold, Cl B	115,024	3,990
Greif, Cl A	3,500	192
Huntsman	23,129	530
International Flavors & Fragrances	9,891	874
International Paper	49,055	2,289
LyondellBasell Industries, Cl A	45,000	3,473
Martin Marietta Materials	5,563	537
MeadWestvaco	21,258	746
Monsanto	59,650	6,760
Mosaic	32,678	1,565
NewMarket (A)	900	292
Newmont Mining	53,633	1,332
Nucor	34,790	1,776
Owens-Illinois *	20,391	673
Packaging Corp of America	12,099	741
PPG Industries	15,723	2,894
Praxair	32,925	4,157
Reliance Steel & Aluminum	9,300	684
Rock Tenn, Cl A	8,700	822
Rockwood Holdings	9,800	671
Royal Gold	8,000	361
RPM International	16,069	636
Scotts Miracle-Gro, Cl A (A)	5,306	311
Sealed Air	18,468	593
Sherwin-Williams	9,737	1,782
Sigma-Aldrich (A)	12,948	1,117
Silgan Holdings	4,455	208
Sonoco Products	12,446	499
Southern Copper	19,868	499
Steel Dynamics	27,900	508
Tahoe Resources	7,500	133
United States Steel	13,883	372
Valspar	10,864	767
Vulcan Materials	15,857	894
Westlake Chemical	1,900	214
WR Grace *	9,200	883

		76,278

Telecommunication Services — 2.3%
AT&T (A) (B)	592,333	20,856
CenturyLink (A)	67,054	2,058
Crown Castle International *	32,396	2,405
Frontier Communications (A)	100,895	472
Level 3 Communications * (A)	17,646	537
SBA Communications, Cl A * (A)	13,000	1,107
Sprint *	82,015	688
Telephone & Data Systems	11,780	328
T-Mobile US	22,300	580
tw telecom, Cl A *	18,600	527
US Cellular	831	37
Verizon Communications (A)	314,476	15,604
Windstream Holdings (A)	71,447	577

		45,776

Utilities — 3.0%
AES	61,624	898
AGL Resources	14,447	672

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Alliant Energy	11,476	$591
Ameren	25,890	928
American Electric Power	53,550	2,520
American Water Works	21,300	902
Aqua America (A)	20,346	490
Atmos Energy	10,891	484
Calpine *	47,900	905
Centerpoint Energy	46,215	1,083
CMS Energy	31,542	837
Consolidated Edison	32,116	1,773
Dominion Resources	64,212	4,168
DTE Energy	18,864	1,259
Duke Energy	78,716	5,507
Edison International	35,579	1,644
Entergy	19,298	1,194
Exelon	94,676	2,548
FirstEnergy	45,727	1,492
Great Plains Energy	17,371	413
Hawaiian Electric Industries (A)	11,946	302
Integrys Energy Group (A)	9,602	516
ITC Holdings	5,200	471
MDU Resources Group	22,921	680
National Fuel Gas (A)	9,189	620
NextEra Energy	47,173	3,990
NiSource	33,521	1,060
Northeast Utilities	34,208	1,405
NRG Energy	32,500	860
NV Energy	28,600	677
OGE Energy	24,136	831
ONEOK	22,258	1,293
Pepco Holdings (A)	28,144	537
PG&E	48,618	1,963
Pinnacle West Capital	13,292	709
PPL	71,926	2,209
Public Service Enterprise Group	55,452	1,813
Questar	22,046	496
SCANA	14,620	690
Sempra Energy	26,823	2,372
Southern	96,803	3,933
TECO Energy (A)	18,500	315
UGI	13,850	558
Vectren	8,791	305
Westar Energy, Cl A	15,700	492
Wisconsin Energy	23,198	969
Xcel Energy	54,181	1,518

		61,892

Total Common Stock (Cost $1,322,555) ($ Thousands)		2,050,355

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P.
0.080% ** † (C)	131,166,107	131,166

Total Affiliated Partnership (Cost $131,166) ($ Thousands)		131,166

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	9,516,148	9,516

Total Cash Equivalent (Cost $9,516) ($ Thousands)		9,516

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bill
0.000%, 02/20/2014	$2,150	$2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)		2,150

Total Investments — 105.6% (Cost $1,465,387) ($ Thousands)		$2,193,187

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	22	Dec-2013	$170
S&P 500 Index EMINI	290	Dec-2013	1,810

			$1,980

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,077,397 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $127,814 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $131,166 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

November 30, 2013

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,050,355	$—	$—	$2,050,355
Affiliated Partnership	—	131,166	—	131,166
Cash Equivalent	9,516	—	—	9,516
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$2,059,871	$133,316	$—	$2,193,187

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,979	$—	$—	$1,979

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 16.1%
1-800-Flowers.com, Cl A *	1,700	$9
Aaron’s	6,416	184
Advance Auto Parts	5,999	606
Aeropostale * (A)	8,049	83
AFC Enterprises *	1,639	71
AH Belo, Cl A	2,700	21
Allison Transmission Holdings	2,276	62
AMC Networks, Cl A *	5,060	325
American Axle & Manufacturing Holdings *	5,898	118
American Eagle Outfitters	16,222	264
American Public Education *	1,627	74
America’s Car-Mart *	850	36
ANN *	4,035	144
Apollo Group, Cl A *	7,600	200
Arctic Cat	835	47
Asbury Automotive Group	2,698	140
Ascena Retail Group	10,768	229
Ascent Capital Group, Cl A *	1,254	108
Bally Technologies * (A)	3,225	241
Barnes & Noble *	2,727	46
Bassett Furniture Industries	433	7
Beazer Homes USA *	2,961	62
Bebe Stores	1,520	9
Belo, Cl A	8,984	123
Big 5 Sporting Goods	923	17
Big Lots *	4,946	190
Biglari Holdings *	99	48
BJ’s Restaurants * (A)	1,842	55
Black Diamond *	804	11
Bloomin’ Brands *	4,850	127
Blue Nile *	1,431	66
Blyth (A)	420	5
Bob Evans Farms	2,387	133
Body Central	1,000	4
Bon-Ton Stores	800	14
Boyd Gaming *	5,045	58
Bravo Brio Restaurant Group *	1,076	17
Bridgepoint Education *	642	12
Bright Horizons Family Solutions *	835	29
Brinker International	5,582	263
Brown Shoe	4,276	110
Brunswick	7,683	351
Buckle (A)	2,451	130
Buffalo Wild Wings	1,627	244
Burger King Worldwide	8,600	182
Cabela’s *	3,939	241
Caesars Entertainment *	2,683	55
Callaway Golf (A)	7,506	61
Capella Education *	1,138	75
Career Education *	2,054	10
Carmike Cinemas *	2,242	54
Carriage Services, Cl A	906	17
Carrols Restaurant Group *	3,300	22
Carter’s (A)	5,070	358
Cato, Cl A	2,496	85
Cavco Industries *	331	22
CEC Entertainment	1,635	78

Description	Shares	Market Value ($ Thousands)

Central European Media
Enterprises, Cl A *	7,006	$18
Charter Communications, Cl A *	5,465	738
Cheesecake Factory (A)	4,523	221
Chico’s FAS	13,651	255
Children’s Place Retail Stores *	2,033	112
Choice Hotels International (A)	2,477	116
Christopher & Banks	3,400	21
Churchill Downs	1,234	111
Chuy’s Holdings *	1,135	40
Cinemark Holdings	9,740	321
Citi Trends *	597	10
Clear Channel Outdoor Holdings, Cl A	2,296	20
Columbia Sportswear	1,322	92
Conn’s *	2,009	121
Cooper Tire & Rubber	5,432	134
Core-Mark Holding	1,209	89
Corinthian Colleges * (A)	3,043	5
Costa *	600	13
Cracker Barrel Old Country Store	1,644	178
Crocs	7,703	106
CSS Industries	492	15
CST Brands	5,200	171
Culp	361	7
Cumulus Media, Cl A *	6,939	48
Dana Holdings	12,998	264
Deckers Outdoor *	2,904	240
Del Frisco’s Restaurant Group *	1,000	21
Denny’s *	9,463	68
Destination Maternity	756	23
Destination XL Group *	4,342	31
DeVry	5,381	191
Dex Media * (A)	1,500	11
Diamond Resorts International *	1,900	34
Dick’s Sporting Goods	8,235	465
Digital Generation *	2,348	28
Dillard’s, Cl A	2,262	207
DineEquity	1,472	124
DISH Network, Cl A	17,819	965
Domino’s Pizza	4,758	329
Dorman Products (A)	2,240	112
DreamWorks Animation SKG, Cl A	6,291	200
Drew Industries	2,049	111
DSW, Cl A	5,892	264
Dunkin’ Brands Group	8,930	437
Education Management *	1,700	20
Entercom Communications, Cl A *	882	9
Entravision Communications, Cl A	3,200	21
Ethan Allen Interiors (A)	2,276	70
EveryWare Global *	1,400	11
EW Scripps, Cl A *	1,770	36
Express *	7,262	179
Federal Mogul, Cl A *	1,816	37
Fiesta Restaurant Group * (A)	1,505	74
Fifth & Pacific *	10,298	336
Finish Line, Cl A	4,311	114
Five Below	2,805	149
Foot Locker	12,614	491

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Francesca’s Holdings * (A)	4,424	$87
Fred’s, Cl A	3,479	60
FTD *	1,692	56
Fuel Systems Solutions *	1,394	19
Genesco *	2,069	155
Gentex	12,095	361
Gentherm *	3,148	76
G-III Apparel Group *	1,503	91
Global Sources *	768	6
GNC Holdings, Cl A (A)	8,178	492
Gordmans Stores	1,400	15
Grand Canyon Education *	3,915	178
Gray Television *	4,000	49
Group 1 Automotive	1,835	126
Groupon, Cl A * (A)	35,541	322
Guess?	5,117	175
Hanesbrands	8,238	577
Harte-Hanks	2,346	19
Haverty Furniture	2,163	62
Helen of Troy *	2,748	134
hhgregg *	1,100	16
Hibbett Sports * (A)	2,212	143
Hillenbrand	4,785	134
HomeAway *	4,877	178
Hooker Furniture	410	7
Hovnanian Enterprises, Cl A * (A)	10,715	55
HSN	2,911	167
Hyatt Hotels, Cl A *	3,827	185
Iconix Brand Group * (A)	4,851	193
International Speedway, Cl A	2,798	96
Interval Leisure Group	2,798	75
iRobot (A)	2,502	83
Isle of Capri Casinos *	879	7
ITT Educational Services * (A)	2,156	84
J.C. Penney *	19,595	200
Jack in the Box *	3,821	181
JAKKS Pacific	427	3
Jamba *	1,407	17
Jarden *	10,607	597
John Wiley & Sons, Cl A	3,872	197
Johnson Outdoors, Cl A	700	20
Jones Group	7,070	99
JoS. A. Bank Clothiers * (A)	2,496	142
Journal Communications, Cl A	2,299	22
K12 *	1,888	40
KB Home	7,185	126
Kimball International, Cl B	1,725	26
Kirkland’s *	528	14
Krispy Kreme Doughnuts *	5,671	144
Lamar Advertising, Cl A *	6,797	339
Las Vegas Sands	32,604	2,337
La-Z-Boy, Cl Z	4,626	135
LeapFrog Enterprises, Cl A * (A)	4,438	38
Lear	6,671	553
Libbey	1,085	25
Liberty Global, Cl A *	32,981	2,830
Liberty Interactive, Cl A *	45,016	1,264
Liberty Media *	8,535	1,310
Liberty Ventures, Ser A *	3,046	370
Life Time Fitness * (A)	3,678	178
LifeLock *	6,063	104

Description	Shares	Market Value ($ Thousands)

Lifetime Brands	300	$4
Lincoln Educational Services	922	5
Lions Gate Entertainment (A)	7,209	228
Lithia Motors, Cl A	1,889	125
Live Nation *	11,903	219
LKQ *	24,604	816
Loral Space & Communications	900	71
Luby’s *	770	7
Lumber Liquidators Holdings *	2,326	234
M/I Homes *	2,694	59
Mac-Gray	484	10
Madison Square Garden, Cl A *	5,240	295
Marcus	2,761	40
MarineMax *	2,096	33
Marriott Vacations Worldwide *	2,574	134
Matthews International, Cl A (A)	2,405	101
Mattress Firm Holding *	1,611	60
McClatchy, Cl A * (A)	2,354	7
MDC Holdings	3,489	105
MDC Partners, Cl A	3,576	81
Media General, Cl A * (A)	1,900	34
Men’s Wearhouse	4,568	234
Meredith	3,044	162
Meritage Homes	3,111	136
MGM Resorts International *	30,774	591
Modine Manufacturing *	4,374	58
Mohawk Industries *	5,037	705
Monarch Casino & Resort *	1,100	20
Monro Muffler (A)	2,728	145
Morgans Hotel Group *	2,200	18
Morningstar	1,820	152
Movado Group	1,620	74
Multimedia Games Holding *	2,004	58
Murphy USA *	4,100	186
Nathan’s Famous *	400	21
National CineMedia	5,607	105
Nautilus *	2,800	21
New York *	3,100	16
New York Times, Cl A	11,082	155
Nexstar Broadcasting Group, Cl A	2,522	125
Noodles, Cl A * (A)	700	28
Norwegian Cruise Line Holdings *	1,869	64
Nutrisystem	2,359	46
NVR	375	364
Office Depot	42,147	229
Orbitz Worldwide *	1,500	10
Orient-Express Hotels, Cl A *	8,430	124
Outerwall * (A)	2,443	167
Overstock.com *	700	20
Oxford Industries	1,254	94
Pacific Sunwear of California *	5,000	15
Panera Bread, Cl A *	2,420	428
Papa John’s International	1,421	121
Penn National Gaming *	5,754	83
Penske Auto Group	3,588	159
Pep Boys-Manny Moe & Jack	4,965	68
Perry Ellis International	239	4
PetMed Express	1,196	19
Pier 1 Imports	8,089	180
Pinnacle Entertainment *	5,060	127
Polaris Industries (A)	5,307	708

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Pool	4,170	$234
Quiksilver * (A)	9,250	82
RadioShack * (A)	5,390	16
ReachLocal *	600	8
Red Robin Gourmet Burgers	1,267	101
Regal Entertainment Group, Cl A (A)	7,105	138
Regis	4,427	71
Remy International	1,300	30
Rent-A-Center, Cl A	4,540	155
Rentrak *	1,088	43
Restoration Hardware Holdings *	1,511	114
RetailMeNot *	1,000	29
RG Barry	300	6
Royal Caribbean Cruises	13,508	595
Ruby Tuesday (A)	3,179	22
Ruth’s Hospitality Group	1,872	27
Ryland Group (A)	3,916	155
Saga Communications, Cl A	93	5
Sally Beauty Holdings	14,291	402
Scholastic	1,867	57
Scientific Games, Cl A *	4,362	78
Sears Holdings * (A)	3,626	230
Sears Hometown and Outlet Stores *	449	14
SeaWorld Entertainment	3,100	92
Select Comfort *	4,809	102
Service International	18,089	327
Shoe Carnival	776	22
Shutterfly *	3,225	152
Signet Jewelers	6,955	534
Sinclair Broadcast Group, Cl A	5,811	191
Sirius XM Holdings (A)	263,079	992
Six Flags Entertainment 1	5,558	207
Skechers U.S.A., Cl A *	3,382	114
Smith & Wesson Holding * (A)	5,883	70
Sonic *	5,033	100
Sonic Automotive, Cl A	2,664	63
Sotheby’s	5,861	300
Spartan Motors	1,248	9
Speedway Motorsports	235	5
Stage Stores	2,154	45
Standard Motor Products	1,866	65
Standard Pacific	13,069	107
Starz - Liberty Capital *	10,239	290
Stein Mart	1,891	28
Steiner Leisure *	1,077	64
Steven Madden *	5,101	199
Stewart Enterprises, Cl A	5,160	68
Stoneridge *	3,730	48
Strayer Education	517	19
Sturm Ruger (A)	1,742	134
Superior Industries International	1,623	32
Taylor Morrison Home, Cl A *	2,100	46
Tempur-Pedic International	5,323	272
Tenneco *	5,063	291
Tesla Motors * (A)	6,879	876
Texas Roadhouse, Cl A	5,366	150
Thomson Reuters	31,785	1,188
Thor Industries	3,690	200
Tile Shop Holdings * (A)	1,300	22

Description	Shares	Market Value ($ Thousands)

Tilly’s, Cl A *	843	$10
Toll Brothers *	14,139	482
Tower International *	900	19
Town Sports International Holdings	2,161	30
Tractor Supply	11,520	843
TRI Pointe Homes *	473	9
TRW Automotive Holdings	8,893	690
Tuesday Morning *	3,986	55
Tumi Holdings *	4,298	103
Tupperware Brands	4,424	404
Ulta Salon Cosmetics & Fragrance *	5,273	669
Under Armour, Cl A * (A)	6,908	557
Unifi *	780	22
Universal Electronics *	1,687	64
Universal Technical Institute	3,013	44
Vail Resorts	3,012	228
Valassis Communications (A)	3,409	100
ValueVision Media, Cl A *	4,000	23
Vera Bradley *	2,470	62
Visteon *	4,265	335
Vitacost.com *	844	5
Vitamin Shoppe *	2,684	146
VOXX International, Cl A *	664	12
Weight Watchers International (A)	2,374	77
Wendy’s	23,951	206
West Marine *	537	7
Wet Seal, Cl A *	4,951	16
Weyco Group	263	8
William Lyon Homes, Cl A *	1,100	24
Williams-Sonoma	8,137	481
Winmark	95	8
Winnebago Industries *	2,635	82
Wolverine World Wide (A)	8,396	276
World Wrestling Entertainment, Cl A	2,334	36
Zagg *	515	2
Zale *	2,800	41
Zumiez *	2,303	64

		55,765

Consumer Staples — 3.3%
Alico	143	6
Alliance One International *	4,660	14
Andersons	1,633	139
Annie’s * (A)	1,000	46
Arden Group, Cl A	200	26
B&G Foods, Cl A	4,511	156
Boston Beer, Cl A	683	167
Boulder Brands *	4,178	64
Bunge	12,543	1,005
Calavo Growers	626	19
Cal-Maine Foods	1,164	64
Casey’s General Stores	3,359	250
Central Garden and Pet, Cl A *	2,029	16
Chefs’ Warehouse *	1,321	34
Chiquita Brands International *	2,782	29
Church & Dwight	11,399	744
Coca-Cola Bottling	289	20
Coty, Cl A	5,100	84
Craft Brew Alliance *	1,600	28

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Cubist Pharmaceuticals *	2,960	$5
Darling International *	9,957	206
Dean Foods *	7,950	143
Diamond Foods * (A)	2,519	62
Elizabeth Arden *	2,251	89
Energizer Holdings	5,145	568
Fairway Group Holdings, Cl A *	1,200	23
Female Health	1,300	12
Flowers Foods	14,408	313
Fresh Del Monte Produce	3,381	95
Fresh Market *	3,488	142
Green Mountain Coffee Roasters (A)	12,279	827
Hain Celestial Group	3,330	275
Harbinger Group *	2,478	30
Harris Teeter Supermarkets	4,199	207
Herbalife (A)	7,072	493
Hillshire Brands	10,504	351
Ingles Markets, Cl A	745	20
Ingredion	6,465	447
Inter Parfums	1,806	66
Inventure Foods *	900	12
J&J Snack Foods	1,264	109
John B. Sanfilippo & Son	319	8
Lancaster Colony	1,629	141
Lifevantage * (A)	10,200	20
Limoneira	1,295	34
Medifast	664	18
National Beverage	452	10
Natural Grocers by Vitamin Cottage *	1,085	40
Nature’s Sunshine Products	437	8
Nu Skin Enterprises, Cl A	4,805	614
Nutraceutical International	362	9
Oil-Dri Corp of America	210	8
Omega Protein *	766	10
Orchids Paper Products	800	26
Pantry *	1,249	18
Pilgrim’s Pride *	4,107	67
Pinnacle Foods	3,400	94
Post Holdings *	2,869	145
Prestige Brands Holdings *	4,379	154
PriceSmart	1,623	203
Revlon, Cl A *	1,120	30
Rite Aid * (A)	62,227	368
Roundy’s	1,300	11
Sanderson Farms	2,041	139
Seaboard	27	76
Seneca Foods, Cl A *	462	14
Snyders-Lance	4,186	121
Spartan Stores	3,736	87
Spectrum Brands Holdings	1,839	130
Sprouts Farmers Market *	1,800	68
Star Scientific * (A)	14,418	19
SUPERVALU *	17,416	112
Susser Holdings	1,706	109
Tootsie Roll Industries (A)	1,455	47
TreeHouse Foods *	3,209	225
United Natural Foods * (A)	4,298	296
Universal (A)	2,045	107
USANA Health Sciences *	316	23
Vector Group (A)	5,585	92
Village Super Market, Cl A	462	18

Description	Shares	Market Value ($ Thousands)

WD-40	1,086	$82
Weis Markets	804	41
WhiteWave Foods, Cl A *	11,652	248

		11,496

Energy — 5.8%
Abraxas Petroleum *	3,194	12
Adams Resources & Energy	300	17
Alon USA Energy	1,896	26
Alpha Natural Resources * (A)	19,223	128
Apco Oil and Gas International *	1,300	20
Approach Resources *	2,298	49
Arch Coal (A)	19,116	78
Athlon Energy *	1,700	55
Atwood Oceanics *	4,940	260
Basic Energy Services *	1,573	22
Berry Petroleum, Cl A	4,475	225
Bill Barrett *	4,664	125
Bolt Technology	300	6
Bonanza Creek Energy	2,588	119
BPZ Resources *	10,721	23
Bristow Group	3,003	241
C&J Energy Services *	3,095	73
Cal Dive International (A)	1,930	4
Callon Petroleum *	785	5
CARBO Ceramics	1,650	203
Carrizo Oil & Gas *	3,509	142
Cheniere Energy *	19,865	786
Cimarex Energy	7,161	677
Clayton Williams Energy *	516	37
Clean Energy Fuels * (A)	4,788	60
Cloud Peak Energy *	5,489	91
Cobalt International Energy *	22,915	509
Comstock Resources	3,673	62
Concho Resources *	8,942	929
Contango Oil & Gas	1,535	72
Continental Resources (A)	3,598	387
Crosstex Energy	4,339	141
CVR Energy	997	39
Dawson Geophysical *	552	18
Delek US Holdings	3,709	112
Diamondback Energy	1,775	88
Dresser-Rand Group *	6,455	364
Dril-Quip *	3,487	379
Emerald Oil *	3,400	25
Endeavour International *	4,800	23
Energen	5,989	432
Energy XXI Bermuda	6,681	181
EPL Oil & Gas *	2,001	57
Equal Energy	4,500	23
Era Group *	2,093	68
Evolution Petroleum	627	8
EXCO Resources (A)	8,531	45
Exterran Holdings	4,983	162
Forest Oil *	9,032	40
Forum Energy Technologies * (A)	3,505	95
Frank’s International	3,100	74
Frontline * (A)	7,400	22
FX Energy *	1,063	4
GasLog	1,250	20
Gastar Exploration *	3,800	22
Geospace Technologies	1,098	96

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Golar LNG	3,802	$138
Goodrich Petroleum	2,093	40
Green Plains Renewable Energy	1,390	24
Gulf Island Fabrication	772	20
GulfMark Offshore, Cl A	2,280	113
Gulfport Energy *	6,481	379
Halcon Resources * (A)	20,606	83
Helix Energy Solutions Group *	9,469	210
Hercules Offshore	14,026	90
HollyFrontier	16,754	804
Hornbeck Offshore Services *	3,012	153
ION Geophysical	9,369	36
Key Energy Services	14,559	114
KiOR, Cl A * (A)	1,093	3
Knightsbridge Tankers	943	7
Kodiak Oil & Gas *	23,411	266
Kosmos Energy *	8,975	93
Laredo Petroleum Holdings *	3,689	100
Magnum Hunter Resources *	12,393	90
Matador Resources *	5,200	113
Matrix Service *	2,981	66
McDermott International *	20,270	165
Midstates Petroleum *	891	5
Miller Energy Resources *	1,800	15
Mitcham Industries *	256	4
Natural Gas Services Group *	944	28
Newpark Resources *	6,020	73
Nordic American Tankers (A)	4,577	37
Northern Oil And Gas *	4,639	74
Nuverra Environmental Solutions * (A)	6,589	11
Oasis Petroleum	7,797	360
Oceaneering International	8,946	691
Oil States International *	4,599	471
Panhandle Oil and Gas, Cl A	141	5
Parker Drilling *	11,051	88
Patterson-UTI Energy	12,522	292
PBF Energy, Cl A (A)	2,277	66
PDC Energy *	2,993	176
Penn Virginia *	4,686	50
PetroQuest Energy *	4,723	19
PHI *	1,443	61
Pioneer Energy Services *	5,236	38
Quicksilver Resources * (A)	6,330	19
Renewable Energy Group *	1,800	20
Rentech	10,865	20
Resolute Energy *	4,894	44
REX American Resources *	600	20
Rex Energy *	3,190	61
RigNet *	641	27
Rosetta Resources *	5,385	272
RPC (A)	6,099	108
Sanchez Energy *	3,430	88
SandRidge Energy * (A)	43,793	245
Scorpio Tankers	15,843	182
SEACOR Holdings	1,674	156
Seadrill	29,600	1,264
SemGroup, Cl A	3,544	218
Ship Finance International	3,876	66
SM Energy	5,513	486
Solazyme * (A)	3,730	33
Stone Energy *	4,284	142

Description	Shares	Market Value ($ Thousands)

Superior Energy Services *	13,460	$343
Swift Energy * (A)	4,583	61
Synergy Resources *	4,962	47
Targa Resources	2,759	224
Teekay	3,254	144
Teekay Tankers, Cl A	2,423	7
Tesco *	3,469	62
TETRA Technologies *	5,505	68
TGC Industries	636	5
Tidewater	4,146	237
Triangle Petroleum *	6,337	67
Ultra Petroleum * (A)	13,492	276
Unit *	3,795	183
Uranium Energy *	1,698	3
Ur-Energy *	17,700	21
Vaalco Energy *	2,970	18
Vantage Drilling *	10,246	19
W&T Offshore (A)	3,238	56
Warren Resources *	1,449	5
Western Refining (A)	4,699	184
Westmoreland Coal *	400	6
Whiting Petroleum *	9,758	589
Willbros Group *	2,254	20
World Fuel Services	6,441	247

		20,015

Financials — 21.6%
1st Source	780	25
1st United Bancorp	1,092	9
Acadia Realty Trust ‡	4,839	126
Affiliated Managers Group *	4,511	903
Agree Realty ‡	647	19
Alexander & Baldwin	3,677	139
Alexander’s ‡ (A)	188	61
Alexandria Real Estate Equities ‡	5,961	377
Alleghany *	1,367	539
Allied World Assurance Holdings	3,004	338
Altisource Residential, Cl B ‡	4,000	111
Ambac Financial Group *	4,400	104
American Assets Trust ‡	2,291	71
American Campus Communities ‡	8,962	291
American Capital *	25,611	392
American Capital Agency ‡	32,721	667
American Capital Mortgage Investment ‡	5,165	98
American Equity Investment Life Holding (A)	5,578	132
American Financial Group	6,553	378
American Homes 4 Rent, Cl A ‡	4,600	75
American National Bankshares	306	8
American National Insurance	631	73
American Realty Capital Properties ‡ (A)	13,200	173
American Residential Properties ‡ *	1,300	23
Ameris Bancorp	1,252	26
AMERISAFE	1,733	76
Ames National	310	7
AmREIT	1,400	24
Amtrust Financial Services (A)	2,759	115

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Annaly Capital Management ‡	77,814	$791
Anworth Mortgage Asset ‡	9,668	43
Apollo Commercial Real Estate Finance ‡	2,837	47
Apollo Investment	19,553	176
Apollo Residential Mortgage ‡	2,087	32
Arch Capital Group *	11,036	649
Ares Capital	22,571	415
Ares Commercial Real Estate ‡	2,000	26
Argo Group International Holdings	2,395	113
Arlington Asset Investment, Cl A	712	19
Armada Hoffler Properties ‡	1,800	18
ARMOUR Residential ‡	32,296	126
Arrow Financial (A)	1,022	29
Arthur J Gallagher	10,591	493
Artisan Partners Asset Management, Cl A	900	56
Ashford Hospitality Prime ‡ *	894	18
Ashford Hospitality Trust ‡	4,471	37
Aspen Insurance Holdings	5,595	226
Associated Banc	14,186	245
Associated Estates Realty ‡	3,989	63
Assured Guaranty	14,387	338
Astoria Financial	7,765	109
AV Homes *	407	8
Aviv ‡	1,000	26
Axis Capital Holdings	9,968	490
Baldwin & Lyons, Cl B	181	5
Banc of California	1,600	21
Bancfirst	325	18
Banco Latinoamericano de Comercio Exterior, Cl E	2,212	60
Bancorp	3,104	57
Bancorpsouth (A)	8,082	193
Bank Mutual	3,899	27
Bank of Hawaii	3,524	208
Bank of Kentucky Financial	233	8
Bank of Marin Bancorp	107	5
Bank of the Ozarks (A)	2,685	151
BankFinancial	797	8
BankUnited	5,496	177
Banner	1,351	59
Bar Harbor Bankshares	100	4
BBCN Bancorp	6,995	117
Beneficial Mutual Bancorp *	1,826	19
Berkshire Hills Bancorp	2,350	64
BGC Partners, Cl A	8,436	50
BioMed Realty Trust ‡	15,929	296
BlackRock Kelso Capital	6,959	69
BNC Bancorp	1,800	27
BofI Holding *	1,109	91
BOK Financial	2,293	145
Boston Private Financial Holdings	5,515	66
Brandywine Realty Trust ‡	13,339	177
BRE Properties ‡	6,590	338
Bridge Bancorp	312	8
Bridge Capital Holdings *	1,300	25
Brookline Bancorp	6,574	60
Brown & Brown	10,076	319

Description	Shares	Market Value ($ Thousands)

Bryn Mawr Bank	622	$19
C&F Financial	300	16
Calamos Asset Management, Cl A	382	4
Camden National	539	23
Camden Property Trust ‡	7,138	413
Campus Crest Communities ‡	4,972	49
Capital Bank Financial, Cl A *	1,860	43
Capital City Bank Group	800	10
Capital Southwest	1,624	56
CapitalSource	16,593	233
Capitol Federal Financial	12,787	154
Capstead Mortgage ‡	8,418	101
Cardinal Financial	2,941	52
Cash America International	2,479	93
Cathay General Bancorp	6,715	186
CBL & Associates Properties ‡	14,382	260
CBOE Holdings	7,338	384
Cedar Realty Trust ‡	3,538	21
Center Bancorp	483	8
Centerstate Banks	2,485	26
Central Pacific Financial	1,110	22
Chambers Street Properties ‡ (A)	20,100	166
Charter Financial	2,200	23
Chatham Lodging Trust ‡	2,935	60
Chemical Financial	2,699	86
Chesapeake Lodging Trust ‡	4,267	102
Chimera Investment ‡	90,626	267
CIT Group	16,537	835
Citizens, Cl A *	2,233	20
Citizens & Northern	240	5
City Holding	1,485	73
City National	4,040	308
CNA Financial	2,575	107
CNB Financial	2,048	41
CNO Financial Group	19,025	322
CoBiz Financial	1,971	23
Cohen & Steers (A)	1,736	70
Colony Financial ‡	5,600	113
Columbia Banking System (A)	4,509	125
Commerce Bancshares	6,979	315
CommonWealth ‡	9,944	237
Community Bank System (A)	3,502	136
Community Trust Bancorp	1,358	62
Consolidated-Tomoka Land	174	6
CoreSite Realty ‡	1,373	44
Corporate Office Properties Trust ‡	7,330	163
Corrections Corp of America ‡	9,702	324
Cousins Properties ‡	14,446	155
Cowen Group, Cl A *	7,221	29
Crawford, Cl B	3,520	36
Credit Acceptance	632	81
CU Bancorp *	1,200	21
CubeSmart ‡	11,322	184
Cullen/Frost Bankers	4,505	324
Customers Bancorp *	1,700	30
CVB Financial	8,079	130
CyrusOne ‡	929	19
CYS Investments ‡	15,162	121
DCT Industrial Trust ‡	24,686	184
DDR ‡	24,814	397

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

DFC Global *	1,991	$20
Diamond Hill Investment Group	254	32
DiamondRock Hospitality ‡	16,607	190
Digital Realty Trust ‡ (A)	10,674	504
Dime Community Bancshares	3,683	62
Doral Financial *	900	17
Douglas Emmett ‡	12,185	280
Duke Realty ‡	26,895	408
DuPont Fabros Technology ‡ (A)	5,421	127
Dynex Capital ‡	6,593	55
Eagle Bancorp *	1,506	49
East West Bancorp	11,486	394
Eastern Insurance Holdings	900	22
EastGroup Properties ‡	2,585	157
Eaton Vance	10,025	419
Education Realty Trust ‡	10,173	89
eHealth *	1,874	85
EMC Insurance Group	700	22
Employers Holdings	2,074	68
Encore Capital Group *	2,175	104
Endurance Specialty Holdings	3,683	210
Enstar Group *	951	132
Enterprise Bancorp	1,100	23
Enterprise Financial Services	1,249	24
EPR Properties ‡	4,651	234
Equity Lifestyle Properties ‡	7,332	260
Equity One ‡ (A)	5,285	118
Erie Indemnity, Cl A	2,087	152
ESB Financial	517	7
Essex Property Trust ‡	3,227	490
EverBank Financial	7,024	120
Evercore Partners, Cl A	2,776	152
Everest Re Group	4,244	666
Excel Trust ‡	4,518	53
Extra Space Storage ‡	9,318	391
Ezcorp, Cl A *	3,357	39
Farmers Capital Bank *	800	18
FBL Financial Group, Cl A	582	27
FBR *	169	5
Federal Agricultural Mortgage, Cl C	488	17
Federal Realty Investment Trust ‡	5,386	558
Federated Investors, Cl B (A)	7,870	215
FelCor Lodging Trust ‡ *	9,463	69
Fidelity National Financial, Cl A	18,953	551
Fidelity Southern	1,507	27
Fidus Investment	1,883	41
Fifth Street Finance	12,056	115
Financial Engines	4,064	275
Financial Institutions	767	20
First American Financial	9,072	240
First Bancorp	2,097	36
First BanCorp	3,516	22
First Busey	4,011	24
First Cash Financial Services *	2,458	156
First Citizens BancShares, Cl A	591	133
First Commonwealth Financial	9,001	84
First Community Bancshares	942	16
First Connecticut Bancorp	1,048	18
First Defiance Financial	592	16
First Financial	612	22

Description	Shares	Market Value ($ Thousands)

First Financial Bancorp	3,949	$65
First Financial Bankshares	2,728	181
First Financial Holdings	2,086	137
First Financial Northwest	1,491	16
First Horizon National (A)	20,300	228
First Industrial Realty Trust ‡	9,253	162
First Interstate Bancsystem, Cl A	912	26
First Merchants	3,733	79
First Midwest Bancorp	6,642	122
First Niagara Financial Group	29,947	334
First of Long Island	753	32
First Potomac Realty Trust ‡	3,622	43
First Republic Bank	9,743	498
First Security Group *	8,700	18
Firsthand Technology Value Fund *	600	13
FirstMerit	14,097	324
Flagstar Bancorp *	1,800	33
Flushing Financial	2,270	49
FNB (Pennsylvania)	12,408	158
Forest City Enterprises, Cl A *	13,645	266
Forestar Group *	2,632	51
Fox Chase Bancorp	253	4
Franklin Financial *	262	5
Franklin Street Properties ‡	7,896	102
Fulton Financial	16,512	216
FXCM, Cl A	2,550	42
GAMCO Investors, Cl A	322	27
Gaming and Leisure Properties ‡ *	5,754	265
General Growth Properties ‡	50,675	1,052
Geo Group ‡	5,590	183
German American Bancorp	744	22
Getty Realty ‡	1,272	23
GFI Group	3,849	15
Glacier Bancorp	6,180	185
Gladstone Capital	424	4
Gladstone Commercial ‡	1,119	20
Gladstone Investment	525	4
Glimcher Realty Trust ‡	12,511	121
Global Indemnity, Cl A *	202	5
Golub Capital BDC (A)	2,424	46
Government Properties Income Trust ‡	4,766	118
Gramercy Property Trust ‡ *	8,095	44
Great Southern Bancorp	599	18
Green Dot, Cl A *	2,355	57
Greenhill	2,471	135
Greenlight Capital Re, Cl A *	2,109	72
GSV Capital *	749	8
Guaranty Bancorp	605	9
Hancock Holding	7,114	250
Hanmi Financial, Cl A	2,178	45
Hannon Armstrong Sustainable Infrastructure Capital	900	11
Hanover Insurance Group	3,717	224
Hatteras Financial ‡	8,483	142
HCC Insurance Holdings	8,421	387
HCI Group	915	46
Healthcare Realty Trust ‡	8,155	180

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Healthcare Trust of America,
Cl A ‡	9,800	$99
Heartland Financial USA	875	26
Hercules Technology Growth Capital (A)	6,157	105
Heritage Commerce	1,100	9
Heritage Financial	307	5
Heritage Oaks Bancorp	1,400	11
Hersha Hospitality Trust, Cl A ‡	17,878	102
HFF, Cl A	2,495	64
Highwoods Properties ‡	7,868	283
Hilltop Holdings *	5,429	129
Home BancShares	3,896	141
Home Federal Bancorp	546	8
Home Loan Servicing Solutions	6,147	143
Home Properties ‡	5,035	265
HomeStreet	1,172	25
HomeTrust Bancshares *	1,102	18
Horace Mann Educators	3,814	117
Horizon Bancorp	900	21
Hospitality Properties Trust ‡	11,841	322
Howard Hughes *	3,217	367
Hudson Pacific Properties ‡	4,470	93
Hudson Valley Holding	1,305	27
Iberiabank	2,584	162
ICG Group *	3,888	67
Independent Bank	1,602	61
Independent Bank Group	500	24
Infinity Property & Casualty	914	65
ING US	6,400	224
Inland Real Estate ‡	8,682	94
Interactive Brokers Group, Cl A	4,527	110
International Bancshares	4,750	124
International FCStone *	1,368	28
Intervest Bancshares, Cl A *	1,000	7
Invesco Mortgage Capital ‡	11,471	173
Investment Technology Group *	3,917	77
Investors Bancorp	4,397	106
Investors Real Estate Trust ‡	7,831	69
iStar Financial ‡ *	8,318	107
Janus Capital Group (A)	13,012	142
JAVELIN Mortgage Investment ‡	500	6
Jones Lang LaSalle	3,759	367
Kansas City Life Insurance	165	8
KCAP Financial (A)	1,483	12
KCG Holdings, Cl A *	7,407	89
Kearny Financial *	607	6
Kemper	4,136	155
Kennedy-Wilson Holdings	5,029	104
Kilroy Realty ‡	6,843	345
Kite Realty Group Trust ‡	6,621	43
Ladenburg Thalmann Financial Services *	6,700	20
Lakeland Bancorp	1,670	21
Lakeland Financial	1,705	65
LaSalle Hotel Properties ‡	8,942	280
Lazard, Cl A	10,731	448
Lexington Realty Trust ‡	14,390	148
Liberty Property Trust ‡	10,875	352
LPL Financial Holdings	4,762	204
LTC Properties ‡	3,017	116
Mack-Cali Realty ‡	7,467	152

Description	Shares	Market Value ($ Thousands)

Maiden Holdings	4,723	$60
Main Street Capital	3,427	113
MainSource Financial Group	1,090	20
Manning & Napier, Cl A	272	5
Markel	1,213	676
MarketAxess Holdings	3,152	222
Marlin Business Services	322	8
MB Financial	4,781	156
MBIA *	12,282	158
MCG Capital	4,383	21
Meadowbrook Insurance Group	2,953	22
Medallion Financial	952	17
Medical Properties Trust ‡	13,762	182
Medley Capital	3,814	55
Mercantile Bank	357	8
Merchants Bancshares	207	7
Mercury General	2,378	114
Meridian Interstate Bancorp *	338	7
Meta Financial Group	700	27
Metro Bancorp	1,177	26
MetroCorp Bancshares	605	9
MFA Mortgage Investments ‡	30,397	222
MGIC Investment	27,418	222
Mid-America Apartment Communities ‡	6,253	377
MidSouth Bancorp	400	7
MidWestOne Financial Group	269	8
Monmouth Real Estate Investment, Cl A ‡	2,046	20
Montpelier Re Holdings	3,889	113
Mortgage Investment Trust ‡	2,788	44
MSCI, Cl A *	10,169	451
MVC Capital	1,258	18
National Bank Holdings, Cl A	4,600	97
National Bankshares	1,036	39
National Health Investors ‡	2,164	127
National Interstate	124	4
National Penn Bancshares	10,289	116
National Retail Properties ‡ (A)	10,043	319
National Western Life Insurance, Cl A	141	30
Nationstar Mortgage Holdings * (A)	1,846	73
Navigators Group *	983	66
NBT Bancorp	4,308	112
Nelnet, Cl A	1,631	73
New Mountain Finance	3,000	45
New Residential Investment ‡	21,700	131
New York Community Bancorp (A)	36,539	604
New York Mortgage Trust ‡	2,938	21
NewBridge Bancorp *	2,600	19
NewStar Financial *	1,393	24
NGP Capital Resources	922	7
Nicholas Financial	700	11
Northfield Bancorp	3,905	51
Northrim BanCorp	269	7
NorthStar Realty Finance ‡	20,316	201
Northwest Bancshares	8,199	122
OceanFirst Financial	288	5
Ocwen Financial *	8,661	491
OFG Bancorp	4,225	73
Old National Bancorp	8,761	136

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Old Republic International	21,844	$376
Omega Healthcare Investors ‡	10,377	339
OmniAmerican Bancorp *	615	14
One Liberty Properties ‡	624	13
OneBeacon Insurance Group, Cl A	1,235	20
Oppenheimer Holdings, Cl A	364	8
Oritani Financial	4,124	67
Pacific Continental	365	5
Pacific Premier Bancorp *	1,600	23
PacWest Bancorp (A)	3,289	135
Park National (A)	805	68
Park Sterling	3,770	27
Parkway Properties ‡	2,905	53
PartnerRe	4,534	467
Peapack Gladstone Financial	200	4
Pebblebrook Hotel Trust ‡	5,303	161
PennantPark Floating Rate Capital	1,631	23
PennantPark Investment	6,163	75
Penns Woods Bancorp	152	8
Pennsylvania ‡	5,899	106
PennyMac Financial Services, Cl A *	1,100	20
PennyMac Mortgage Investment Trust ‡	6,063	137
Peoples Bancorp	210	5
PHH *	4,932	119
Phoenix *	241	14
PICO Holdings *	2,621	64
Piedmont Office Realty Trust, Cl A ‡	14,866	244
Pinnacle Financial Partners	2,425	79
Piper Jaffray *	1,077	41
Platinum Underwriters Holdings	2,548	162
Popular	8,656	247
Portfolio Recovery Associates	4,458	260
Post Properties ‡	4,611	198
Potlatch ‡	3,520	140
Preferred Bank *	237	5
Primerica	4,829	208
PrivateBancorp, Cl A	5,619	156
ProAssurance	5,425	261
Prospect Capital	21,992	251
Prosperity Bancshares (A)	5,069	325
Protective Life	6,702	322
Provident Financial Holdings	374	6
Provident Financial Services	5,779	113
PS Business Parks ‡	1,628	127
Radian Group (A)	14,648	209
RAIT Financial Trust ‡	6,821	56
Ramco-Gershenson Properties ‡	4,137	66
Raymond James Financial	10,181	491
Rayonier ‡	10,553	465
Realogy Holdings *	10,102	479
Realty Income ‡	16,236	619
Redwood Trust ‡ (A)	7,105	132
Regency Centers ‡	7,667	359
Regional Management *	700	24
Reinsurance Group of America, Cl A	6,116	459
RenaissanceRe Holdings	3,743	354

Description	Shares	Market Value ($ Thousands)

Renasant	2,060	$63
Republic Bancorp, Cl A	198	5
Resource Capital ‡	13,505	81
Retail Opportunity Investments ‡ (A)	6,459	94
Retail Properties of America, Cl A ‡	11,503	153
Rexford Industrial Realty ‡ *	2,000	28
RLI	1,791	181
RLJ Lodging Trust ‡	10,337	250
Rockville Financial	1,638	24
Roma Financial *	200	4
Rouse Properties ‡ (A)	2,617	64
Ryman Hospitality Properties ‡ (A)	3,860	162
S&T Bancorp	2,732	72
Sabra Health Care ‡	3,662	98
Safeguard Scientifics *	1,096	20
Safety Insurance Group	831	47
Sandy Spring Bancorp	1,647	48
Saul Centers ‡	444	22
Seacoast Banking Corp of Florida *	2,990	7
SEI (C)	12,119	407
Select Income ‡	1,621	44
Selective Insurance Group	4,784	135
Senior Housing Properties Trust ‡	15,807	358
Sierra Bancorp	478	8
Signature Bank NY	3,970	422
Silver Bay Realty Trust ‡	1,546	25
Simmons First National, Cl A	1,218	43
SL Green Realty ‡	7,540	682
Solar Capital	4,522	105
Solar Senior Capital	236	4
Southside Bancshares	1,078	31
Southwest Bancorp *	1,679	29
Sovran Self Storage ‡	2,893	193
Spirit Realty Capital ‡	31,366	311
St. Joe *	5,820	103
STAG Industrial ‡	2,756	60
StanCorp Financial Group	3,710	238
Starwood Property Trust ‡	16,380	457
State Auto Financial	1,090	25
State Bank Financial	3,584	63
StellarOne	1,336	34
Stellus Capital Investment	1,300	20
Sterling Bancorp	8,129	107
Sterling Financial	3,290	107
Stewart Information Services	1,941	62
Stifel Financial * (A)	5,382	241
Strategic Hotels & Resorts ‡ *	15,688	140
Suffolk Bancorp *	600	12
Summit Hotel Properties ‡	8,529	77
Sun Bancorp *	1,661	6
Sun Communities ‡	3,121	127
Sunstone Hotel Investors ‡	13,880	181
Susquehanna Bancshares	15,823	199
SVB Financial Group	3,782	383
SWS Group *	1,049	7
SY Bancorp	1,635	55
Symetra Financial	7,083	136
Synovus Financial	84,346	294

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Tanger Factory Outlet Centers ‡	8,149	$269
Taubman Centers ‡	5,387	352
Taylor Capital Group *	1,315	33
TCF Financial (A)	13,839	217
TCP Capital	2,000	35
TD Ameritrade Holding	19,373	558
Tejon Ranch *	1,647	59
Terreno Realty ‡	1,163	21
Territorial Bancorp	773	18
Texas Capital Bancshares *	3,523	198
TFS Financial *	5,443	64
Third Point Reinsurance *	2,600	43
THL Credit	1,997	34
Thomas Properties Group	1,219	8
TICC Capital	5,964	64
Tompkins Financial	1,005	50
Tower Group International	3,516	15
TowneBank (A)	1,394	21
Tree.com	800	24
Triangle Capital	2,060	61
Trico Bancshares	909	25
Trustco Bank	8,926	68
Trustmark	5,739	161
Two Harbors Investment ‡	31,440	291
UDR ‡	20,879	486
UMB Financial	3,045	195
UMH Properties ‡	900	9
Umpqua Holdings	9,593	177
Union First Market Bankshares	1,681	43
United Bankshares (A)	4,376	142
United Community Banks *	4,074	75
United Community Financial *	4,200	16
United Financial Bancorp	1,102	22
United Fire Group	1,971	59
Universal Health Realty Income Trust ‡	1,116	47
Universal Insurance Holdings	2,900	36
Univest Corp of Pennsylvania	923	19
Urstadt Biddle Properties, Cl A ‡	2,956	56
Validus Holdings	8,826	353
Valley National Bancorp (A)	16,972	172
ViewPoint Financial Group	4,010	102
Virginia Commerce Bancorp *	1,405	25
Virtus Investment Partners *	608	126
Waddell & Reed Financial, Cl A	7,202	459
Walker & Dunlop *	1,423	23
Walter Investment Management *	3,236	123
Washington ‡	5,713	136
Washington Banking	2,207	40
Washington Federal	8,836	207
Washington Trust Bancorp	1,170	43
Webster Financial	7,651	226
Weingarten Realty Investors ‡ (A)	10,368	296
WesBanco	2,365	74
West Bancorporation	585	9
Westamerica Bancorporation	2,355	130
Western Alliance Bancorp *	6,403	149
Western Asset Mortgage Capital ‡	3,049	49

Description	Shares	Market Value ($ Thousands)

Westfield Financial	872	$6
Westwood Holdings Group	328	19
White Mountains Insurance Group	555	335
Whitestone, Cl B ‡	1,577	21
Wilshire Bancorp	6,863	73
Winthrop Realty Trust ‡	1,749	20
Wintrust Financial (A)	3,249	147
WisdomTree Investments *	8,875	136
World Acceptance * (A)	976	90
WP Carey ‡	4,900	308
WR Berkley	9,124	400
WSFS Financial	443	34
Yadkin Financial *	1,500	27

		74,916

Health Care — 10.7%
Abaxis	1,993	72
ABIOMED *	3,812	109
Acadia Healthcare * (A)	3,087	143
ACADIA Pharmaceuticals * (A)	6,000	140
Accretive Health *	5,633	48
Accuray * (A)	8,163	65
AcelRx Pharmaceuticals *	2,300	22
Achillion Pharmaceuticals *	6,298	22
Acorda Therapeutics *	3,542	123
Aegerion Pharmaceuticals	2,406	171
Affymetrix *	5,960	51
Air Methods (A)	3,377	189
Akorn * (A)	5,527	142
Albany Molecular Research *	2,000	24
Alere *	6,821	223
Align Technology *	6,213	339
Alkermes *	10,653	430
Alliance HealthCare Services *	800	23
Allscripts Healthcare Solutions *	14,953	223
Almost Family	309	9
Alnylam Pharmaceuticals *	4,989	305
AMAG Pharmaceuticals *	1,603	39
Amedisys * (A)	1,671	27
AMN Healthcare Services *	4,309	60
Ampio Pharmaceuticals *	1,600	13
Amsurg, Cl A	2,766	134
Anacor Pharmaceuticals *	2,800	39
Analogic	1,120	108
AngioDynamics *	2,070	32
Anika Therapeutics *	1,470	50
Antares Pharma * (A)	5,608	22
Arena Pharmaceuticals * (A)	19,053	124
Ariad Pharmaceuticals * (A)	13,724	67
Arqule	2,366	6
Array BioPharma *	10,760	62
ArthroCare	2,795	105
athenahealth * (A)	3,092	406
AtriCure *	720	11
Atrion	130	37
Auxilium Pharmaceuticals *	3,370	69
AVANIR Pharmaceuticals, Cl A *	14,547	65
AVEO Pharmaceuticals *	2,378	5
BioDelivery Sciences International *	1,800	9
BioMarin Pharmaceutical *	11,446	806

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Bio-Rad Laboratories, Cl A *	1,853	$227
Bio-Reference Labs * (A)	2,247	66
BioScrip *	3,711	25
Biotime * (A)	5,100	20
Brookdale Senior Living, Cl A *	8,346	243
Bruker *	9,232	179
Cadence Pharmaceuticals *	7,058	64
Cambrex *	1,760	34
Cantel Medical	3,177	119
Capital Senior Living *	2,712	61
Cardiovascular Systems *	2,225	74
Catamaran *	16,907	771
Cell Therapeutics *	17,100	33
Celldex Therapeutics (A)	6,756	188
Cempra *	2,400	31
Centene *	4,759	284
Cepheid * (A)	5,669	257
Cerus *	5,297	35
Charles River Laboratories International *	4,106	214
Chelsea Therapeutics International *	7,000	27
Chemed (A)	1,645	128
ChemoCentryx * (A)	2,000	10
Chimerix *	900	14
Chindex International *	800	14
Clovis Oncology *	1,166	70
Community Health Systems	8,095	334
Computer Programs & Systems	1,002	62
CONMED	2,708	110
Cooper	4,034	531
Coronado Biosciences *	730	1
Corvel *	634	29
Covance *	4,718	398
Cross Country Healthcare *	1,079	8
CryoLife	1,045	12
Cubist Pharmaceuticals *	5,565	381
Curis *	4,264	14
Cutera *	2,000	19
Cyberonics *	2,446	168
Cynosure, Cl A *	939	24
Cytokinetics *	2,100	14
Cytori Therapeutics *	2,432	7
Dendreon * (A)	18,966	56
Depomed *	3,055	27
Derma Sciences *	483	6
DexCom *	6,024	199
Dyax *	9,982	85
Dynavax Technologies	9,390	17
Emergent Biosolutions *	3,084	69
Emeritus	4,151	93
Endo Health Solutions *	9,411	632
Endocyte * (A)	2,270	26
Endologix	6,095	109
Ensign Group	1,418	64
Envision Healthcare Holdings *	4,200	124
Enzon Pharmaceuticals	1,506	2
Epizyme *	600	13
Exact Sciences	4,854	60
Exactech *	339	8
ExamWorks Group *	2,745	81
Exelixis * (A)	12,700	74

Description	Shares	Market Value ($ Thousands)

Five Star Quality Care *	827	$4
Fluidigm *	1,953	62
Furiex Pharmaceuticals *	542	24
Galena Biopharma * (A)	8,900	36
GenMark Diagnostics *	2,500	30
Genomic Health *	1,797	63
Gentiva Health Services	1,679	21
Geron	12,370	66
Globus Medical, Cl A *	5,400	104
Greatbatch *	2,430	99
GTx * (A)	2,700	5
Haemonetics *	4,347	184
Halozyme Therapeutics (A)	7,958	117
Hanger *	3,009	117
Harvard Apparatus Regenerative Technology *	259	1
Harvard Bioscience *	1,037	5
HCA Holdings	22,780	1,057
Health Management Associates, Cl A *	22,772	298
Health Net	6,670	204
HealthSouth	7,741	277
HealthStream *	1,864	63
Healthways *	3,221	45
HeartWare International *	1,479	143
Henry Schein *	7,443	849
Hill-Rom Holdings	5,101	211
Hi-Tech Pharmacal	601	26
HMS Holdings * (A)	7,531	173
Hologic *	22,455	503
Horizon Pharma *	7,500	54
Hyperion Therapeutics * (A)	900	23
ICU Medical *	1,127	74
Idenix Pharmaceuticals * (A)	5,394	29
Idexx Laboratories * (A)	4,501	469
Illumina *	10,579	1,037
ImmunoGen * (A)	7,352	107
Immunomedics * (A)	7,257	31
Impax Laboratories *	5,988	144
Incyte (A)	8,671	404
Infinity Pharmaceuticals	3,094	45
Insmed *	2,300	37
Insulet *	4,521	167
Insys Therapeutics *	600	26
Integra LifeSciences Holdings *	1,452	67
Intercept Pharmaceuticals *	676	35
InterMune	7,172	99
Intrexon *	1,300	30
Invacare	3,389	76
IPC The Hospitalist	1,500	94
Ironwood Pharmaceuticals, Cl A * (A)	8,254	94
Isis Pharmaceuticals * (A)	9,594	372
Jazz Pharmaceuticals *	4,334	507
Keryx Biopharmaceuticals * (A)	6,194	86
Kindred Healthcare	3,865	65
KYTHERA Biopharmaceuticals *	900	35
Landauer	1,073	57
Lannett *	2,100	62
Lexicon Pharmaceuticals *	21,740	52
LHC Group *	784	19
LifePoint Hospitals *	3,996	205

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Ligand Pharmaceuticals, Cl B *	1,328	$74
Luminex *	3,455	68
Magellan Health Services *	2,340	143
MAKO Surgical *	3,728	112
Mallinckrodt *	5,200	270
MannKind * (A)	9,543	48
Masimo *	4,293	123
MedAssets *	5,239	113
Medicines *	5,357	196
Medidata Solutions *	2,347	279
Medivation *	6,304	397
MEDNAX	4,178	463
Merge Healthcare * (A)	2,399	6
Meridian Bioscience	2,841	70
Merit Medical Systems *	4,375	72
Merrimack Pharmaceuticals * (A)	6,300	25
Mettler Toledo International (A)	2,482	612
MiMedx Group *	5,900	37
Molina Healthcare *	1,936	65
Momenta Pharmaceuticals *	4,354	77
MWI Veterinary Supply *	1,092	199
Myriad Genetics * (A)	6,826	203
National Healthcare	994	55
National Research, Cl A *	312	6
Natus Medical *	2,558	59
Navidea Biopharmaceuticals * (A)	7,605	12
Nektar Therapeutics *	10,095	127
Neogen	3,180	162
Neurocrine Biosciences *	4,600	45
NewLink Genetics * (A)	1,316	30
Novavax *	20,153	75
NPS Pharmaceuticals *	8,964	237
NuVasive *	3,878	129
NxStage Medical *	3,847	39
Omeros * (A)	1,500	12
Omnicare	8,796	504
Omnicell	2,512	61
OncoGenex Pharmaceutical	535	5
Opko Health * (A)	16,229	171
OraSure Technologies *	5,539	34
Orexigen Therapeutics * (A)	7,061	48
Orthofix International *	2,440	53
Osiris Therapeutics *	1,000	18
OvaScience *	1,400	13
Owens & Minor (A)	5,339	204
Pacific Biosciences of California *	2,600	11
Pacira Pharmaceuticals *	2,445	135
PAREXEL International *	4,746	196
PDL BioPharma (A)	12,300	120
Peregrine Pharmaceuticals * (A)	15,000	21
Pharmacyclics *	4,893	609
PharMerica	2,050	46
PhotoMedex *	265	3
Portola Pharmaceuticals *	900	23
Pozen *	1,028	8
Progenics Pharmaceuticals *	5,196	27
Prothena *	1,300	37
Providence Service *	958	26
Puma Biotechnology *	1,900	95
QIAGEN *	19,548	455

Description	Shares	Market Value ($ Thousands)

Quality Systems	2,815	$66
Questcor Pharmaceuticals (A)	4,631	269
Quidel * (A)	2,612	66
Quintiles Transnational Holdings *	2,400	104
Raptor Pharmaceutical *	4,407	61
Repligen *	1,722	23
Repros Therapeutics *	1,842	32
ResMed (A)	11,799	576
Rigel Pharmaceuticals *	3,959	11
Rockwell Medical * (A)	4,300	63
RTI Biologics *	1,118	3
Sagent Pharmaceuticals *	1,375	31
Salix Pharmaceuticals *	5,157	437
Sangamo Biosciences *	5,670	69
Santarus *	4,889	157
Sarepta Therapeutics * (A)	2,900	54
Sciclone Pharmaceuticals *	3,201	16
Seattle Genetics *	8,600	353
Select Medical Holdings	5,465	47
Sequenom * (A)	5,717	15
Siga Pharmacuticals, Inc. *	5,400	19
Sirona Dental Systems *	4,722	325
Solta Medical *	2,684	5
Spectranetics *	4,124	96
Spectrum Pharmaceuticals	7,079	68
Staar Surgical *	2,378	30
Stemline Therapeutics *	900	19
STERIS	4,598	212
Sunesis Pharmaceuticals *	1,135	6
SurModics *	644	16
Symmetry Medical *	4,888	48
Synageva BioPharma (A)	1,606	97
Synergy Pharmaceuticals *	10,515	48
Synta Pharmaceuticals * (A)	2,254	11
Targacept *	3,700	21
Team Health Holdings *	5,908	276
TearLab * (A)	2,200	21
Techne	3,225	276
Teleflex	3,402	334
TESARO *	1,000	39
TherapeuticsMD *	7,200	35
Theravance *	7,009	265
Thoratec *	4,827	190
Threshold Pharmaceuticals *	895	4
Tornier *	2,108	38
Triple-S Management, Cl B *	1,166	24
Unilife * (A)	6,571	29
United Therapeutics *	3,964	366
Universal American	2,216	17
Universal Health Services, Cl B	7,547	622
US Physical Therapy	626	21
Utah Medical Products	200	11
Vanda Pharmaceuticals *	2,600	31
Vascular Solutions *	918	19
VCA Antech *	7,483	224
Verastem *	1,500	16
Vical *	4,189	5
ViroPharma *	5,516	273
Vivus * (A)	8,977	90
Vocera Communications *	1,742	31
Volcano * (A)	4,749	108
WellCare Health Plans *	3,866	287

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

West Pharmaceutical Services	6,030	$301
Wright Medical Group *	2,859	85
XenoPort *	2,416	13
XOMA *	4,530	22
Zeltiq Aesthetics *	2,500	44
ZIOPHARM Oncology * (A)	8,673	36
Zogenix *	10,400	34

		36,827

Industrials — 13.9%
AAON	1,867	57
AAR	3,829	120
ABM Industries	4,755	132
Acacia Research	4,349	65
ACCO Brands * (A)	8,229	50
Accuride	955	3
Aceto	1,517	33
Actuant, Cl A	6,142	240
Acuity Brands	3,646	374
Advisory Board	2,984	193
AECOM Technology *	8,912	259
Aegion, Cl A *	2,603	57
Aerovironment *	2,125	64
AGCO	8,123	473
Air Lease, Cl A	6,031	191
Air Transport Services Group *	2,936	23
Aircastle	6,057	113
Alamo Group	335	20
Alaska Air Group	5,861	456
Albany International, Cl A	2,798	103
Allegiant Travel, Cl A *	1,250	138
Alliant Techsystems	2,744	333
Altra Holdings	2,089	63
AMERCO *	600	139
Ameresco, Cl A *	779	7
American Railcar Industries (A)	477	21
American Science & Engineering	455	33
American Woodmark *	484	17
Ampco-Pittsburgh	333	6
AO Smith	6,558	355
Apogee Enterprises	2,611	94
Applied Industrial Technologies	3,561	172
ARC Document Solutions *	4,300	37
Argan	1,879	44
Arkansas Best	2,690	88
Armstrong World Industries	2,177	116
Astec Industries	1,863	68
Astronics, Cl B *	245	13
Astronics *	1,229	64
Atlas Air Worldwide Holdings *	2,269	87
Avis Budget Group *	9,260	341
AZZ	2,296	112
Babcock & Wilcox	9,624	312
Barnes Group	4,552	166
Barrett Business Services	434	37
BE Aerospace *	8,130	707
Beacon Roofing Supply *	4,170	155
Blount International *	4,685	68
Brady, Cl A	4,027	126
Briggs & Stratton (A)	3,249	66
Brink’s	4,206	141
Builders FirstSource *	2,470	17

Description	Shares	Market Value ($ Thousands)

CAI International *	1,272	$29
Capstone Turbine *	16,835	20
Carlisle	5,377	395
Casella Waste Systems, Cl A *	1,391	8
CBIZ *	3,745	34
CDI	269	4
Ceco Environmental	2,048	33
Celadon Group	1,075	22
Cenveo * (A)	7,100	24
Chart Industries *	2,672	260
Chicago Bridge & Iron	8,292	636
CIRCOR International	1,715	136
CLARCOR	4,323	262
Clean Harbors *	5,176	273
Coleman Cable	800	20
Colfax *	7,189	418
Columbus McKinnon *	1,165	32
Comfort Systems USA	2,491	51
Commercial Vehicle Group *	492	4
Consolidated Graphics *	444	29
Con-way	4,768	197
Copa Holdings, Cl A	2,828	428
Copart	9,750	336
Corporate Executive Board	2,861	211
Courier	700	13
Covanta Holding	8,958	160
CRA International *	205	4
Crane	4,029	251
Cubic	1,989	111
Curtiss-Wright	3,978	210
Deluxe	3,954	196
DigitalGlobe *	6,332	251
Donaldson	12,246	511
Douglas Dynamics	1,222	19
Ducommun *	1,000	25
DXP Enterprises *	662	65
Dycom Industries *	2,307	65
Dynamic Materials	1,365	31
Echo Global Logistics *	786	16
EMCOR Group	5,687	226
Encore Wire	1,403	70
Energy Recovery *	4,487	22
EnerNOC *	2,360	40
EnerSys	4,183	298
Engility Holdings	2,010	64
Ennis	1,388	26
EnPro Industries (A)	1,868	106
ESCO Technologies	1,777	61
Esterline Technologies *	2,790	246
Exelis	16,528	292
ExOne *	400	21
Exponent	1,143	88
Federal Signal	5,647	88
Flow International	1,744	7
Fortune Brands Home & Security	13,673	596
Forward Air	2,618	113
Franklin Covey *	491	10
Franklin Electric	4,081	182
FreightCar America	1,733	40
FTI Consulting * (A)	3,468	156
FuelCell Energy (A)	5,961	8
Furmanite *	3,137	35

13	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

G&K Services, Cl A	1,739	$105
GATX	3,952	198
GenCorp (A)	5,979	110
Generac Holdings	4,345	231
General Cable	4,337	126
Genesee & Wyoming, Cl A	3,674	353
Gibraltar Industries *	3,560	63
Global Brass & Copper Holdings	1,000	17
Global Power Equipment Group	930	18
Gorman-Rupp	1,582	67
GP Strategies *	782	23
Graco	5,135	397
GrafTech International * (A)	11,217	129
Graham	796	30
Granite Construction	3,411	107
Great Lakes Dredge & Dock	4,080	36
Greenbrier *	2,323	73
Griffon	4,237	54
H&E Equipment Services	2,225	63
Hardinge	463	7
Harsco	6,828	179
Hawaiian Holdings (A)	2,880	26
HD Supply Holdings *	5,400	114
Healthcare Services Group	5,839	169
Heartland Express	4,272	78
Heico	5,481	313
Heidrick & Struggles International	1,352	25
Heritage-Crystal Clean *	1,200	22
Herman Miller	5,043	161
Hertz Global Holdings *	28,614	694
Hexcel	8,498	373
HNI	3,949	157
Houston Wire & Cable	355	5
Hub Group, Cl A *	3,162	119
Hubbell, Cl B	4,889	528
Huntington Ingalls Industries	4,159	342
Hurco	235	6
Huron Consulting Group *	2,011	120
Hyster-Yale Materials Handling	702	59
ICF International *	1,868	68
IDEX	6,841	488
IHS, Cl A *	5,399	618
II-VI *	3,543	58
InnerWorkings *	3,487	24
Insperity	1,712	60
Insteel Industries	941	19
Interface, Cl A	5,245	105
International Shipholding	800	23
ITT	7,663	313
JB Hunt Transport Services (A)	7,549	568
JetBlue Airways * (A)	20,081	179
John Bean Technologies	2,631	78
Kadant	625	26
Kaman	2,673	107
KAR Auction Services	6,429	177
KBR	12,345	418
Kelly Services, Cl A	2,795	65
Kennametal	6,714	319
KEYW Holding * (A)	4,068	50
Kforce	2,237	45

Description	Shares	Market Value ($ Thousands)

Kirby *	4,726	$446
Knight Transportation	5,837	104
Knoll	3,463	61
Korn/Ferry International *	3,358	78
Kratos Defense & Security Solutions *	5,216	35
Landstar System	3,944	221
Layne Christensen *	969	16
LB Foster, Cl A	1,171	55
Lennox International	4,229	348
Lincoln Electric Holdings	6,933	496
Lindsay Manufacturing	1,127	86
LMI Aerospace *	181	2
LSI Industries	2,000	17
Lydall	1,632	29
Manitex International *	1,800	24
Manitowoc	11,250	232
Manpowergroup	6,456	516
Marten Transport	1,195	23
MasTec	5,062	160
Matson	3,752	94
McGrath RentCorp	1,748	68
Meritor *	8,895	71
Middleby *	1,675	370
Miller Industries	411	8
Mine Safety Appliances	2,444	122
Mistras Group	897	18
Mobile Mini *	3,383	137
Moog, Cl A *	3,824	263
MRC Global *	7,012	215
MSC Industrial Direct, Cl A	4,003	308
Mueller Industries	2,454	150
Mueller Water Products, Cl A	13,812	119
Multi-Color	757	29
MYR Group *	2,179	55
NACCO Industries, Cl A	305	20
National Presto Industries	191	15
Navigant Consulting *	4,641	91
Navistar International * (A)	4,791	193
NCI Building Systems *	948	16
NN	687	14
Nordson	5,412	390
Nortek *	642	47
Northwest Pipe *	586	23
Odyssey Marine Exploration * (A)	6,525	13
Old Dominion Freight Line *	6,190	319
On Assignment *	3,969	135
Orbital Sciences *	5,258	123
Orion Marine Group *	1,874	22
Oshkosh Truck	7,417	362
Owens Corning	10,060	394
Pacer International *	1,424	13
Park-Ohio Holdings *	1,118	48
Patrick Industries *	400	13
Patriot Transportation Holding *	238	10
Pendrell *	8,751	19
Performant Financial *	2,000	21
PGT *	1,300	13
Pike Electric	938	10
Ply Gem Holdings *	1,300	23
PMFG *	2,800	21
Polypore International * (A)	3,960	150

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Powell Industries	664	$46
Power Solutions International *	300	22
PowerSecure International *	1,600	28
Preformed Line Products	90	6
Primoris Services	2,447	70
Proto Labs *	1,499	111
Quad, Cl A	1,862	49
Quality Distribution *	810	10
Quanex Building Products	3,465	62
Raven Industries	3,155	127
RBC Bearings *	1,995	136
Regal-Beloit	3,725	274
Republic Airways Holdings *	4,596	52
Resources Connection	3,881	55
Rexnord	2,826	69
Roadrunner Transportation Systems *	1,772	49
Rollins	5,475	154
RPX *	2,310	38
RR Donnelley & Sons	15,572	288
Rush Enterprises, Cl A *	3,499	102
Saia	2,492	87
Schawk, Cl A	1,500	22
Simpson Manufacturing	3,543	129
SkyWest	3,622	61
SolarCity * (A)	2,131	111
Sparton *	1,100	28
Spirit Aerosystems Holdings, Cl A *	10,275	335
Spirit Airlines	5,447	250
SPX	3,994	378
Standard Parking	798	20
Standex International	929	55
Steelcase, Cl A	7,357	120
Sterling Construction *	591	7
Sun Hydraulics	1,677	72
Swift Transporation, Cl A * (A)	7,209	167
Swisher Hygiene *	4,332	2
TAL International Group (A)	2,884	158
Taser International	4,669	80
Team *	1,357	56
Tecumseh Products, Cl A *	1,900	17
Teledyne Technologies *	3,237	300
Tennant	1,838	120
Terex *	9,470	344
Tetra Tech *	5,542	158
Textainer Group Holdings (A)	1,353	53
Thermon Group Holdings *	1,882	54
Timken	7,309	378
Titan International (A)	5,472	94
Titan Machinery * (A)	812	14
Toro	4,800	296
Towers Watson, Cl A	5,433	612
TransDigm Group	4,305	674
TRC	1,000	8
Trex *	1,670	121
Trimas *	3,876	142
Trinity Industries	6,771	351
Triumph Group	4,396	325
TrueBlue *	4,028	103
Tutor Perini *	2,851	70
Twin Disc	170	5
UniFirst	1,240	127

Description	Shares	Market Value ($ Thousands)

United Continental Holdings *	30,252	$1,187
United Rentals * (A)	7,847	539
United Stationers	3,437	155
Universal Forest Products	1,355	70
Universal Truckload Services	700	20
URS	6,371	331
US Airways Group * (A)	16,223	381
US Ecology	1,240	48
USG * (A)	6,482	178
UTi Worldwide	7,895	125
Valmont Industries	2,314	335
Verisk Analytics, Cl A *	12,472	812
Viad	2,271	61
Vicor *	2,500	27
VSE	500	26
Wabash National *	4,741	58
WABCO Holdings *	4,910	435
Wabtec	8,006	552
WageWorks *	2,171	124
Waste Connections (A)	10,303	453
Watsco	2,159	207
Watts Water Technologies, Cl A	2,456	148
Werner Enterprises	4,090	98
Wesco Aircraft Holdings *	2,746	57
WESCO International * (A)	3,766	324
West	1,600	37
Woodward Governor	5,742	246
XPO Logistics * (A)	2,237	51
YRC Worldwide *	800	7

		48,097

Information Technology — 17.0%
3D Systems * (A)	8,347	627
Accelrys *	5,320	52
ACI Worldwide *	3,404	220
Activision Blizzard	22,406	386
Actuate	2,744	22
Acxiom *	6,274	209
ADTRAN	5,097	131
Advanced Energy Industries *	3,619	86
Advanced Micro Devices * (A)	51,300	187
Advent Software	2,868	101
Aeroflex Holding *	729	5
Agilysys *	900	12
Alliance Data Systems * (A)	4,089	991
Alliance Fiber Optic Products	600	9
Alpha & Omega Semiconductor *	1,100	9
Ambarella *	1,600	40
Amdocs	13,368	541
American Software, Cl A	472	5
Amkor Technology	4,013	24
ANADIGICS *	2,864	5
Anaren *	757	21
Angie’s List * (A)	3,748	49
Anixter International *	2,441	216
Ansys	7,717	661
AOL	6,665	297
Applied Micro Circuits *	5,398	68
ARRIS Group *	9,970	205
Arrow Electronics *	8,825	453
Aruba Networks	9,739	174

15	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Aspen Technology *	8,067	$319
Atmel	37,682	288
ATMI *	2,378	73
Avago Technologies, Cl A	20,968	938
AVG Technologies *	1,800	31
Aviat Networks *	1,216	3
Avid Technology *	4,497	40
Avnet	11,499	459
AVX	4,478	61
Axcelis Technologies *	7,300	16
Badger Meter	1,362	75
Bankrate *	3,449	65
Bazaarvoice *	3,600	28
Bel Fuse, Cl B	388	9
Belden	3,823	268
Benchmark Electronics *	4,730	109
Black Box	1,009	28
Blackbaud	3,955	143
Blackhawk Network Holdings, Cl A *	1,000	23
Blucora	2,929	85
Booz Allen Hamilton Holding, Cl A	2,365	41
Bottomline Technologies	3,571	123
Brightcove *	2,600	37
Broadridge Financial Solutions	10,197	389
BroadSoft (A)	1,994	53
Brocade Communications Systems *	38,047	334
Brooks Automation	6,303	67
Cabot Microelectronics *	1,624	73
CACI International, Cl A * (A)	2,032	146
Cadence Design Systems (A)	24,147	320
CalAmp *	3,356	84
Calix *	2,145	22
Callidus Software *	4,356	48
Carbonite *	1,400	17
Cardtronics	3,885	165
Cass Information Systems	990	62
Cavium (A)	4,331	157
CDW	2,500	56
Ceva *	1,338	21
ChannelAdvisor *	400	14
Checkpoint Systems *	3,845	56
CIBER	3,887	15
Ciena * (A)	9,186	204
Cirrus Logic * (A)	5,495	111
Cognex	7,758	256
Coherent	2,153	149
Cohu	2,077	21
CommVault Systems *	4,084	306
Computer Task Group	792	15
Compuware	18,060	198
comScore *	2,447	67
Comtech Telecommunications	1,932	62
Comverse *	2,100	70
Concur Technologies * (A)	3,911	380
Constant Contact	2,866	78
Convergys	8,987	184
CoreLogic	8,383	295
Cornerstone OnDemand	3,399	171
CoStar Group	2,363	440
Cray	2,770	66

Description	Shares	Market Value ($ Thousands)

Cree *	10,023	$559
CSG Systems International	2,417	70
CTS	2,045	37
Cvent *	700	23
Cypress Semiconductor	12,795	124
Daktronics	2,080	32
Datalink *	597	6
Dealertrack Technologies	3,700	155
Demand Media *	1,687	9
Demandware	1,645	93
Dice Holdings	2,190	16
Diebold	5,433	185
Digi International *	3,601	41
Digimarc	276	5
Digital River *	3,277	59
Diodes	2,442	50
Dolby Laboratories, Cl A (A)	3,904	140
DSP Group *	862	8
DST Systems	2,850	252
DTS	1,044	23
E2open *	1,300	29
EarthLink	11,833	64
Ebix (A)	1,425	20
EchoStar, Cl A *	3,503	175
eGain *	1,600	18
Electro Rent	1,059	23
Electro Scientific Industries	2,445	25
Electronics for Imaging	4,028	159
Ellie Mae *	1,863	53
Emulex *	6,988	52
Entegris *	12,108	133
Entropic Communications *	5,249	26
Envestnet	2,095	83
EPAM Systems *	1,500	53
EPIQ Systems	3,690	62
ePlus	144	8
Equinix * (A)	4,098	659
Euronet Worldwide *	4,288	208
EVERTEC	2,000	44
Exar *	1,892	23
ExlService Holdings	2,223	59
Extreme Networks *	10,187	71
Fabrinet *	3,215	64
Facebook, Cl A *	143,169	6,730
FactSet Research Systems (A)	3,686	417
Fair Isaac	3,091	182
Fairchild Semiconductor International, Cl A	10,909	139
FARO Technologies *	1,708	93
FEI	3,652	333
Finisar *	7,954	165
FleetCor Technologies	5,673	691
FleetMatics Group *	1,578	61
FormFactor *	3,767	20
Forrester Research	664	27
Fortinet	12,099	207
Freescale Semiconductor *	3,807	55
Fusion-io (A)	6,802	68
Gartner *	7,837	507
Genpact *	14,850	266
Gigamon *	800	23
Global Cash Access Holdings *	7,316	71
Global Eagle Entertainment *	2,100	32

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Global Payments	6,428	$405
Globecomm Systems *	1,244	18
Glu Mobile (A)	3,700	14
Gogo *	1,500	40
GSI Group *	1,762	19
GSI Technology *	2,900	20
GT Advanced Technologies * (A)	10,629	104
Guidance Software *	594	5
Guidewire Software	4,369	209
Hackett Group	3,300	21
Harmonic *	9,294	72
Heartland Payment Systems (A)	3,111	140
Higher One Holdings *	1,534	15
Hittite Microwave *	2,717	172
IAC	6,321	362
iGATE *	2,486	83
Imation *	4,600	20
Immersion *	1,567	19
Imperva *	2,083	94
Infinera *	10,084	94
Infoblox *	4,303	137
Informatica * (A)	9,085	353
Ingram Micro, Cl A *	13,046	306
Inphi	2,262	28
Insight Enterprises *	3,098	75
Integrated Device Technology *	11,545	115
Integrated Silicon Solution *	1,905	23
Interactive Intelligence Group *	1,068	69
InterDigital	3,530	120
Internap Network Services *	2,584	20
International Rectifier *	6,006	144
Intersil, Cl A	11,072	116
IntraLinks Holdings	3,326	36
InvenSense, Cl A * (A)	5,777	100
IPG Photonics (A)	2,520	183
Itron *	3,411	144
Ixia *	3,558	46
IXYS	1,980	24
j2 Global (A)	3,857	185
Jack Henry & Associates	7,219	410
Jive Software * (A)	2,634	29
Kemet *	2,462	15
Kopin *	8,823	36
KVH Industries *	297	4
Lattice Semiconductor *	12,162	68
Leidos Holdings *	6,350	309
Lender Processing Services	7,712	271
Lexmark International, Cl A	5,380	190
LinkedIn, Cl A *	8,106	1,816
Lionbridge Technologies *	7,618	43
Liquidity Services * (A)	2,222	51
Littelfuse	1,903	165
LivePerson *	5,291	65
LogMeIn *	1,813	63
LTX-Credence *	2,741	20
M *	1,300	21
Manhattan Associates *	1,670	201
ManTech International, Cl A (A)	1,522	44
Marchex, Cl A	2,900	27
Marin Software * (A)	1,400	12
Marketo *	700	20
Marvell Technology Group	33,102	471

Description	Shares	Market Value ($ Thousands)

Maxim Integrated Products	24,004	$684
MAXIMUS	5,916	269
MaxLinear, Cl A *	2,300	20
Maxwell Technologies *	2,864	23
Measurement Specialties *	1,177	65
Mentor Graphics	8,140	183
Mercury Systems *	2,123	23
Mesa Laboratories	300	25
Methode Electronics	3,684	107
Micrel	2,393	23
Micros Systems (A)	6,671	358
Microsemi	7,914	193
MicroStrategy, Cl A *	853	110
Millennial Media * (A)	3,000	19
Mindspeed Technologies *	1,400	7
Mitek Systems * (A)	3,600	25
MKS Instruments	4,623	138
Model N *	900	7
MoneyGram International *	1,105	23
Monolithic Power Systems	3,251	109
Monotype Imaging Holdings	3,360	105
Monster Worldwide *	12,508	70
MoSys *	2,200	10
Move	3,735	58
MTS Systems	1,389	97
Multi-Fineline Electronix	1,200	17
Nanometrics *	1,244	23
National Instruments	8,367	262
NCR	13,683	478
Neonode * (A)	2,700	17
NeoPhotonics *	2,200	13
Net Element International *	100	—
NETGEAR	3,392	109
Netscout Systems *	3,558	108
NetSuite *	3,003	289
NeuStar, Cl A *	5,732	279
Newport *	3,695	63
NIC	5,622	137
Nuance Communications *	22,181	300
Numerex, Cl A *	477	6
NVE *	694	40
OmniVision Technologies *	5,542	89
ON Semiconductor *	39,700	281
OpenTable * (A)	1,926	161
Oplink Communications *	1,066	17
OSI Systems *	1,768	136
Palo Alto Networks *	2,833	141
Pandora Media (A)	12,171	346
Park Electrochemical	1,982	59
Parkervision * (A)	4,352	18
PC Connection *	831	18
PC-Tel Inc. *	1,500	15
PDF Solutions *	1,453	34
Pegasystems	1,618	81
Peregrine Semiconductor *	2,300	21
Perficient *	3,600	78
Pericom Semiconductor	911	9
Photronics *	7,029	61
Plantronics	3,669	164
Plexus *	3,028	122
PLX Technology *	5,989	40
PMC - Sierra *	17,754	107
Polycom *	14,747	159

17	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Power Integrations	2,489	$133
PRGX Global *	936	6
Procera Networks *	1,381	21
Progress Software	4,758	125
Proofpoint *	1,600	49
PROS Holdings *	2,099	81
PTC *	10,190	332
QLIK Technologies	7,825	196
QLogic *	8,822	109
Qualys *	1,400	35
Quantum * (A)	12,478	16
QuinStreet *	1,186	10
Rackspace Hosting	9,377	358
Rally Software Development *	800	20
Rambus *	7,510	64
RealD	1,964	18
RealNetworks	844	7
RealPage * (A)	4,546	102
Reis *	500	9
Responsys *	4,090	69
RF Micro Devices	24,247	128
Richardson Electronics	515	6
Riverbed Technology (A)	13,850	240
Rofin-Sinar Technologies *	2,615	68
Rogers *	1,693	106
Rosetta Stone *	700	8
Rovi	8,834	163
Rubicon Technology * (A)	1,000	10
Ruckus Wireless *	3,017	39
Rudolph Technologies *	1,707	19
Sanmina *	7,166	111
Sapient *	9,454	149
ScanSource *	2,696	113
Science Applications International	3,642	134
SciQuest *	1,338	37
Seachange International *	3,843	57
Semtech *	5,775	172
ServiceNow *	6,669	354
ServiceSource International *	4,446	43
ShoreTel *	5,870	47
Shutterstock *	597	44
Sigma Designs *	1,313	7
Silicon Graphics International *	3,190	42
Silicon Image *	4,561	25
Silicon Laboratories	3,682	144
Skyworks Solutions	16,065	427
SolarWinds *	5,560	186
Solera Holdings	5,827	389
Sonus Networks	19,901	58
Spansion, Cl A *	4,882	60
Spark Networks *	2,500	14
Speed Commerce *	5,400	21
Splunk *	8,484	612
SPS Commerce *	1,329	87
SS&C Technologies Holdings *	4,909	212
Stamps.com *	1,255	58
Stratasys * (A)	2,669	314
SunEdison *	22,609	287
SunPower, Cl A (A)	3,036	92
Super Micro Computer *	1,651	26
Supertex	203	5
support.com *	4,681	19

Description	Shares	Market Value ($ Thousands)

Sykes Enterprises *	3,611	$80
Synaptics (A)	2,787	141
Synchronoss Technologies *	2,597	82
SYNNEX *	2,270	150
Synopsys *	12,852	471
Syntel	1,377	122
Tableau Software, Cl A *	700	46
Take-Two Interactive Software *	7,039	115
Tangoe (A)	2,855	45
Tech Data	3,265	169
TeleTech Holdings	1,427	37
Tellabs	24,213	59
Tessco Technologies	700	28
Tessera Technologies	4,730	95
Textura *	800	27
TIBCO Software *	13,848	335
TiVo *	10,886	140
Travelzoo *	287	6
Trimble Navigation *	21,220	677
TriQuint Semiconductor * (A)	14,239	112
Trulia *	2,378	82
TTM Technologies	2,787	27
Tyler Technologies *	2,687	276
Ubiquiti Networks	1,400	55
Ultimate Software Group *	2,335	366
Ultra Clean Holdings *	1,052	10
Ultratech *	2,968	79
Uni-Pixel * (A)	1,200	15
Unisys *	4,283	118
United Online	1,208	19
Universal Display *	3,508	127
Unwired Planet *	3,460	5
Valueclick *	6,594	141
Vantiv, Cl A *	7,408	224
Vasco Data Security International *	554	4
Veeco Instruments *	3,401	110
VeriFone Holdings *	9,129	234
Verint Systems *	4,450	169
ViaSat *	3,356	202
VirnetX Holding * (A)	2,942	59
Virtusa *	1,949	69
Vishay Intertechnology * (A)	11,317	146
Vishay Precision Group *	464	8
VistaPrint * (A)	2,799	160
VMware, Cl A *	7,117	574
Vocus *	398	4
Vringo * (A)	6,600	21
Web.com Group *	3,639	104
WebMD Health, Cl A *	2,927	113
Westell Technologies, Cl A *	6,300	26
WEX *	3,276	325
Workday, Cl A *	3,089	254
XO Group *	1,415	22
Xoom *	670	19
Yelp, Cl A *	2,498	152
Zebra Technologies, Cl A *	4,264	221
Zillow, Cl A * (A)	1,937	152
Zix *	6,113	28
Zygo *	1,420	22
Zynga, Cl A *	49,474	215

		58,662

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Materials — 5.1%
A. Schulman	2,129	$73
Advanced Emissions Solutions *	677	39
AEP Industries *	180	9
AK Steel Holding * (A)	14,000	79
Albemarle	6,843	470
Allied Nevada Gold (A)	6,378	21
AM Castle *	923	13
AMCOL International	1,856	58
American Pacific *	600	25
American Vanguard	2,099	60
Aptargroup	5,666	368
Arabian American Development *	817	8
Ashland	6,508	593
Axiall	6,125	278
Balchem	2,588	153
Berry Plastics Group *	4,838	104
Boise Cascade *	670	17
Cabot	5,332	260
Calgon Carbon	3,718	77
Carpenter Technology	3,901	235
Celanese, Cl A	13,192	741
Century Aluminum	2,659	24
Chase	800	26
Chemtura *	8,329	220
Clearwater Paper *	1,551	82
Coeur Mining *	8,861	98
Commercial Metals	9,941	193
Compass Minerals International	2,940	210
Crown Holdings	12,035	531
Cytec Industries	3,017	270
Deltic Timber	896	56
Domtar	2,925	250
Eagle Materials	4,083	319
Ferro	7,105	99
Flotek Industries *	3,396	71
FutureFuel	1,576	26
General Moly *	1,340	2
Glatfelter	3,771	106
Globe Specialty Metals	4,602	82
Gold Resource	1,558	8
Graphic Packaging Holding *	17,917	161
Greif, Cl A	2,719	149
H.B. Fuller	4,233	217
Handy & Harman	800	20
Hawkins	473	18
Haynes International	1,223	66
Headwaters *	6,820	66
Hecla Mining (A)	29,556	87
Horsehead Holding *	4,209	63
Huntsman	16,324	374
Innophos Holdings	1,889	91
Innospec	2,113	103
Intrepid Potash (A)	5,660	87
Kaiser Aluminum	1,654	111
KapStone Paper and Packaging	3,521	188
KMG Chemicals	309	6
Koppers Holdings	2,073	98

Description	Shares	Market Value ($ Thousands)

Kraton Performance Polymers *	3,080	$72
Kronos Worldwide	1,084	18
Landec *	1,493	18
Louisiana-Pacific	11,742	193
LSB Industries *	1,739	56
Martin Marietta Materials	3,901	377
Materion	1,874	54
Midway Gold * (A)	5,336	5
Minerals Technologies	3,024	180
Molycorp * (A)	16,147	77
Myers Industries	1,718	35
Neenah Paper	1,493	63
NewMarket (A)	797	258
Olin	6,916	172
Olympic Steel	327	9
OM Group *	2,283	75
OMNOVA Solutions *	2,467	22
Packaging Corp of America	8,149	499
Paramount Gold and Silver * (A)	2,528	3
Penford *	1,400	17
PolyOne	8,732	283
Quaker Chemical	934	76
Reliance Steel & Aluminum	6,438	473
Resolute Forest Products *	6,892	112
Rock Tenn, Cl A	5,935	560
Rockwood Holdings	6,505	445
Royal Gold	5,502	248
RPM International	11,088	439
RTI International Metals *	3,043	106
Schnitzer Steel Industries, Cl A	1,956	60
Schweitzer-Mauduit International	2,638	136
Scotts Miracle-Gro, Cl A (A)	3,659	214
Sensient Technologies	4,235	208
Silgan Holdings	3,712	174
Sonoco Products	8,521	341
Southern Copper	13,329	335
Steel Dynamics	18,737	341
Stepan	1,825	116
Stillwater Mining *	10,280	115
SunCoke Energy *	6,146	139
Tahoe Resources	7,388	131
Taminco *	1,300	28
Texas Industries *	1,923	112
Tredegar	2,341	61
Universal Stainless & Alloy Products *	134	5
US Concrete *	1,300	30
US Silica Holdings	1,626	56
Valspar	7,426	524
Walter Industries (A)	5,626	80
Wausau Paper	4,619	56
Westlake Chemical	1,755	198
Worthington Industries	4,502	189
WR Grace *	6,324	607
Zep	1,221	24
Zoltek *	1,636	27

		17,511

Telecommunication Services — 1.2%
8x8 *	6,614	69
Atlantic Telegraph-Network	667	37
Boingo Wireless *	2,700	18

19	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Cbeyond *	541	$3
Cincinnati Bell *	19,786	63
Cogent Communications Group	4,104	160
Consolidated Communications Holdings	3,726	72
Fairpoint Communications *	770	7
General Communication, Cl A *	1,903	19
Hawaiian Telcom Holdco *	905	27
HickoryTech	700	10
IDT, Cl B	603	13
inContact *	5,328	40
Inteliquent	3,153	37
Intelsat *	1,700	37
Iridium Communications *	7,246	45
Leap Wireless International *	4,932	82
Level 3 Communications * (A)	13,592	413
Lumos Networks	571	13
magicJack VocalTec *	536	6
NII Holdings * (A)	15,276	39
nTelos Holdings	1,498	32
ORBCOMM *	1,386	9
Premiere Global Services *	2,318	22
SBA Communications, Cl A * (A)	10,519	896
Shenandoah Telecommunications	1,352	34
Sprint *	70,990	596
Straight Path Communications *	301	2
Telephone & Data Systems	8,355	232
T-Mobile US	14,505	377
Towerstream *	6,900	16
tw telecom, Cl A *	12,631	358
US Cellular	1,452	64
USA Mobility	1,232	18
Vonage Holdings *	18,120	60

		3,926

Utilities — 3.1%
ALLETE	3,370	166
Alliant Energy	9,218	475
American States Water	3,374	98
American Water Works	14,718	623
Aqua America	14,837	357
Artesian Resources, Cl A	284	7
Atlantic Power	12,421	46
Atmos Energy	7,682	341
Avista	5,152	140
Black Hills	3,802	191
California Water Service Group	4,741	108
Calpine *	32,572	616
Chesapeake Utilities	1,077	63
Cleco	5,322	243
Connecticut Water Service	606	21
Consolidated Water	1,000	13
Delta Natural Gas	500	11
Dynegy, Cl A *	8,500	182
El Paso Electric	3,536	127
Empire District Electric (A)	4,356	99
Genie Energy, Cl B	1,000	17
Great Plains Energy	13,123	311
Hawaiian Electric Industries	8,358	212
IDACORP	4,224	218
ITC Holdings	4,425	400

Description	Shares	Market Value ($ Thousands)

Laclede Group	2,803	$129
MDU Resources Group	15,732	467
MGE Energy	2,043	114
Middlesex Water	901	20
National Fuel Gas 1	6,188	418
New Jersey Resources	3,547	162
Northwest Natural Gas	2,376	101
NorthWestern	3,246	143
NRG Yield, Cl A	2,100	76
NV Energy	19,662	465
OGE Energy	16,376	564
Ormat Technologies	1,034	26
Otter Tail	3,246	96
Piedmont Natural Gas	6,392	212
PNM Resources	6,817	159
Portland General Electric	6,400	191
Questar	14,908	336
SJW	864	24
South Jersey Industries	2,698	153
Southwest Gas	3,941	209
UGI	9,564	385
UIL Holdings	4,350	163
Unitil	1,358	41
UNS Energy	3,516	168
Vectren	7,343	255
Westar Energy, Cl A	11,370	357
WGL Holdings	4,361	174
York Water	752	16

		10,709

Total Common Stock (Cost $298,211) ($ Thousands)		337,924

	Number Of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources, Expires 04/20/16 * (A)	1,239	—
Tejon Ranch, Expires
08/31/2016 *
Expires 08/31/16 *	96	—

Total Warrants (Cost $—) ($ Thousands)		—

	Number Of Rights

RIGHTS — 0.0%

United States — 0.0%
Peapack Gladstone Financial, Expires 12/12/13	200	—
Trius Contingent Value, Expires	2,885	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 9.1%
SEI Liquidity Fund, L.P.
0.080% ** † (B)	31,444,610	31,445

Total Affiliated Partnership (Cost $31,445) ($ Thousands)		31,445

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

November 30, 2013

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	6,978,623	$6,979

Total Cash Equivalent (Cost $6,979) ($ Thousands)		6,979

U.S. TREASURY OBLIGATIONS (D) (E) — 0.1%
U.S. Treasury Bills
0.000%, 12/12/2013	135	135
0.000%, 01/16/2014	120	120
0.000%, 02/20/2014	175	175

Total U.S. Treasury Obligations (Cost $430) ($ Thousands)		430

Total Investments — 109.0% (Cost $337,065) ($ Thousands)		$376,778

A list of the open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	37	Dec-2013	$257
Russell 2000 Index E-MINI	25	Dec-2013	206

			$463

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $345,517 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $30,554 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $31,445 ($ Thousands).

(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

NY — New York

S&P — Standard & Poor’s

Ser — Series

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$337,924	$—	$—	$337,924
Affiliated Partnership	—	31,445	—	31,445
Warrants	—	—	—	31,445
Rights	—	—	—	31,445
Cash Equivalent	6,979	—	—	6,979
U.S. Treasury Obligations	—	430	—	430

Total Investments in Securities	$344,903	$31,875	$—	$376,778

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$463	$—	$—	$463

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

21	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.0%

Consumer Discretionary — 13.3%
Aeropostale* (A)	21,400	$221
AFC Enterprises*	3,000	131
American Eagle Outfitters	39,467	642
ANN*	16,112	575
Arctic Cat	34,390	1,935
Asbury Automotive Group*	10,063	522
Ascent Capital Group, Cl A*	6,264	539
Beazer Homes USA* (A)	57,204	1,190
Belo, Cl A	8,700	119
Big 5 Sporting Goods	39,700	739
Big Lots*	36,635	1,405
Biglari Holdings*	3,161	1,533
BJ’s Restaurants* (A)	17,271	512
Blue Nile*	18,771	865
Body Central*	5,600	22
Boyd Gaming*	5,200	60
Bravo Brio Restaurant Group*	29,100	465
Bright Horizons Family Solutions*	24,654	859
Brinker International	10,900	513
Brown Shoe	33,100	852
Brunswick	53,195	2,431
Cabela’s*	11,085	679
Callaway Golf (A)	50,918	413
Capella Education	22,820	1,500
Career Education*	62,900	318
Carmike Cinemas*	6,300	151
Carriage Services, Cl A	3,700	69
Carter’s (A)	22,591	1,596
Cato, Cl A	34,800	1,185
CEC Entertainment	10,500	503
Children’s Place Retail Stores*	8,880	488
Columbia Sportswear (A)	3,483	242
Conn’s* (A)	22,760	1,373
Container Store Group*	28,970	1,179
Cooper Tire & Rubber (A)	5,300	130
Core-Mark Holding	14,398	1,063
Crocs	37,100	512
CSS Industries	10,800	336
CST Brands	6,200	204
Dana Holdings	45,625	925
Denny’s*	22,600	163
Destination Maternity	2,200	67
Destination XL Group*	60,600	426
Dex Media* (A)	20,700	150
Diamond Resorts International*	12,503	223
Dick’s Sporting Goods (A)	13,440	760
DreamWorks Animation SKG, Cl A (A)	32,950	1,050
Drew Industries	21,131	1,146
Eastman Kodak* (A)	1,348	35
Entravision Communications, Cl A	93,400	617
Ethan Allen Interiors (A)	14,280	441
EW Scripps, Cl A*	1,600	32
Express*	29,618	729
Fiesta Restaurant Group*	11,785	577
Five Below*	39,795	2,116
Francesca’s Holdings* (A)	29,817	585
Fred’s, Cl A (A)	35,200	611

Description	Shares	Market Value ($ Thousands)

FTD*	7,800	$257
Fuel Systems Solutions*	6,500	89
GameStop, Cl A (A)	6,375	308
Genesco*	6,280	470
G-III Apparel Group*	4,500	271
Gordmans Stores	32,651	341
Gray Television*	51,100	626
Haverty Furniture	25,932	739
Helen of Troy*	11,900	580
hhgregg* (A)	24,100	359
Hibbett Sports* (A)	32,954	2,128
HomeAway* (A)	78,188	2,854
Hovnanian Enterprises, Cl A* (A)	14,100	72
Ignite Restaurant Group*	9,600	119
Imax* (A)	51,227	1,579
Jack in the Box*	28,560	1,352
JAKKS Pacific (A)	12,900	83
Jones Group	12,200	171
JoS. A. Bank Clothiers* (A)	2,740	156
Journal Communications, Cl A	42,700	413
K12* (A)	40,100	844
Krispy Kreme Doughnuts*	23,339	592
La-Z-Boy, Cl Z	29,898	875
LGI Homes*	27,200	419
Libbey (A)	63,600	1,463
Life Time Fitness* (A)	10,585	513
LKQ*	23,069	765
Loral Space & Communications	6,600	521
Lumber Liquidators Holdings* (A)	19,615	1,975
M/I Homes*	5,000	110
Marriott Vacations Worldwide*	8,500	444
Matthews International, Cl A (A)	37,120	1,566
MDC Partners, Cl A	67,350	1,533
Men’s Wearhouse	3,061	156
Meredith	12,233	653
Modine Manufacturing*	33,900	450
Monro Muffler Brake (A)	14,910	791
Movado Group	7,500	341
Multimedia Games Holding*	20,500	595
NACCO Industries, Cl A	6,600	427
National CineMedia	100,025	1,866
Nautilus*	15,200	115
Noodles, Cl A* (A)	8,552	347
Nutrisystem (A)	22,700	447
Orbitz Worldwide*	100,200	693
Orient-Express Hotels, Cl A*	18,000	265
Outerwall* (A)	10,309	705
Overstock.com* (A)	15,900	445
Oxford Industries (A)	6,588	495
Penske Auto Group	16,526	734
Pep Boys-Manny Moe & Jack (A)	27,350	375
Perry Ellis International	10,400	162
PetMed Express (A)	39,700	627
Pier 1 Imports	19,550	436
Pool	13,720	769
Quiksilver* (A)	24,769	220
ReachLocal* (A)	64,900	821
Red Robin Gourmet Burgers	24,258	1,934
Regis	36,031	576
Remy International	11,940	277

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Rent-A-Center, Cl A (A)	47,211	$1,608
Restoration Hardware Holdings*	15,300	1,155
Ruth’s Hospitality Group	31,600	454
Ryland Group	13,503	534
Scholastic (A)	15,200	464
Scientific Games, Cl A*	62,439	1,121
Select Comfort*	18,256	385
SFX Entertainment* (A)	30,009	299
Shutterfly*	54,287	2,564
Six Flags Entertainment	33,269	1,238
Skechers U.S.A., Cl A*	32,467	1,092
Smith & Wesson Holding* (A)	30,200	357
SodaStream International* (A)	13,696	787
Sonic*	39,400	780
Stage Stores (A)	15,900	334
Standard Motor Products	21,200	736
Steiner Leisure*	3,200	189
Stewart Enterprises, Cl A	5,700	75
Stoneridge*	63,500	820
TAL Education Group ADR	50,234	990
TRI Pointe Homes* (A)	21,820	433
Universal Electronics*	7,662	291
Vail Resorts	5,505	417
Valassis Communications (A)	10,900	320
Vera Bradley* (A)	21,178	532
Vince Holding*	30,370	889
Vitamin Shoppe*	22,249	1,207
Wet Seal, Cl A*	176,200	587
Winnebago Industries*	3,200	99
Wolverine World Wide (A)	80,206	2,640
Zagg* (A)	26,100	111
zulily, Cl A* (A)	11,924	417
Zumiez* (A)	14,109	392

		103,350

Consumer Staples — 2.7%
Andersons	9,500	808
Annie’s* (A)	11,127	511
Casey’s General Stores	25,847	1,924
Central Garden and Pet, Cl A*	14,889	117
Chefs’ Warehouse*	27,124	696
Chiquita Brands International*	125,800	1,330
Cott	32,876	275
Darling International*	66,978	1,388
Fairway Group Holdings, Cl A*	7,416	141
Fresh Del Monte Produce	67,906	1,902
Fresh Market*	14,219	579
Ingles Markets, Cl A	11,100	292
Ingredion	5,051	349
J&J Snack Foods	5,970	513
Lancaster Colony (A)	4,500	390
Medifast	19,600	531
Pantry*	24,141	347
Pilgrim’s Pride*	33,900	555
Post Holdings*	700	36
Prestige Brands Holdings*	41,762	1,472
Rite Aid*	164,600	974
Roundy’s	16,200	141
Seneca Foods, Cl A*	3,900	122
Snyders-Lance	11,680	337
Spartan Stores	43,788	1,016
Sprouts Farmers Market*	14,721	557
Susser Holdings (A)	5,720	366

Description	Shares	Market Value ($ Thousands)

TreeHouse Foods*	6,336	$445
Universal (A)	22,400	1,168
USANA Health Sciences*	14,100	1,031
WD-40	1,400	105
Weis Markets	4,900	250
WhiteWave Foods, Cl A*	9,171	195

		20,863

Energy — 6.2%
Abraxas Petroleum* (A)	19,117	69
Alberta Oilsands*	536,100	66
Alon USA Energy (A)	24,100	333
Alpha Natural Resources* (A)	50,800	339
Approach Resources* (A)	104,932	2,223
Basic Energy Services	81,300	—
Bonanza Creek Energy	7,135	327
Bristow Group	4,000	321
C&J Energy Services*	12,946	307
Carrizo Oil & Gas*	7,093	287
Cloud Peak Energy*	77,643	1,284
Comstock Resources	32,819	556
Delek US Holdings	43,996	1,331
Dresser-Rand Group*	24,773	1,398
Dril-Quip*	23,653	2,568
Emerald Oil*	45,067	327
Energy XXI Bermuda	16,200	440
EPL Oil & Gas*	57,585	1,650
Era Group*	8,849	289
Evolution Petroleum	16,500	204
Exterran Holdings	12,690	413
Forest Oil*	50,600	224
Forum Energy Technologies* (A)	30,854	833
Goodrich Petroleum (A)	11,244	216
Green Plains Renewable Energy	37,800	653
Gulfmark Offshore, Cl A (A)	29,257	1,444
Gulfport Energy*	4,972	290
Helix Energy Solutions Group*	21,035	467
Hornbeck Offshore Services*	9,582	485
Key Energy Services	132,439	1,038
Kinder Morgan Escrow	69,898	—
Kodiak Oil & Gas*	24,800	281
Laredo Petroleum Holdings*	57,103	1,541
Matador Resources* (A)	45,209	985
Matrix Service*	11,800	262
McDermott International*	97,939	798
Midcoast Energy Partners*	23,074	415
Navigator Holdings*	35,700	755
Newpark Resources* (A)	89,190	1,076
Northern Oil And Gas*	21,323	340
Nuverra Environmental Solutions* (A)	554,700	954
Oasis Petroleum*	58,955	2,720
Oil States International*	4,630	474
Parker Drilling*	223,408	1,772
Phillips 66 Partners	11,949	394
Pioneer Energy Services*	113,189	817
Quicksilver Resources* (A)	70,100	205
Renewable Energy Group*	49,700	565
REX American Resources*	1,500	49
Rosetta Resources*	31,519	1,594
Scorpio Tankers	122,000	1,401

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

SEACOR Holdings (A)	3,292	$306
StealthGas* (A)	52,700	647
Stone Energy*	6,000	198
Superior Energy Services	11,922	304
Swift Energy* (A)	25,688	342
Synergy Resources*	41,604	393
Targa Resources	6,816	553
Tesco*	56,142	1,004
TETRA Technologies*	40,360	498
TGC Industries	32,755	236
Tidewater	15,021	857
Triangle Petroleum*	17,300	184
Unit*	16,948	816
USEC* (A)	1,472	14
Vaalco Energy*	120,700	730
W&T Offshore (A)	23,300	401
Western Refining (A)	30,100	1,176
Willbros Group*	68,600	601
World Fuel Services (A)	36,482	1,401

		48,441

Financials — 19.7%
1st Source	6,200	198
Acadia Realty Trust‡	18,845	489
Affiliated Managers Group*	910	182
Agree Realty‡	11,500	337
Alexandria Real Estate Equities‡	3,450	218
Allied World Assurance Holdings	4,004	451
Altisource Residential, Cl B‡	28,711	800
Ambac Financial Group*	10,100	239
American Assets Trust‡	14,050	438
American Campus Communities‡	12,470	404
American Capital Mortgage Investment‡	24,200	457
American Equity Investment Life Holding (A)	62,700	1,487
AMERISAFE	2,000	88
Amtrust Financial Services (A)	18,568	776
Anworth Mortgage Asset‡	113,935	507
Apartment Investment & Management, Cl A‡	18,431	463
Apollo Investment	14,400	130
Ares Capital	1,950	36
Argo Group International Holdings	21,890	1,035
Arlington Asset Investment, Cl A	10,300	275
Artisan Partners Asset Management, Cl A	6,118	378
Ashford Hospitality Prime‡*	10,720	219
Ashford Hospitality Trust‡	53,600	440
Aspen Insurance Holdings	6,100	246
Associated Banc	14,000	241
Associated Estates Realty‡	14,400	229
AvalonBay Communities‡	4,862	576
Banco Latinoamericano de Comercio Exterior, Cl E	46,900	1,263
Bancorpsouth (A)	69,900	1,671
Bank of the Ozarks (A)	34,574	1,941
BankUnited	27,733	895

Description	Shares	Market Value ($ Thousands)

Banner	39,965	$1,737
Berkshire Hills Bancorp	17,665	483
BGC Partners, Cl A	10,500	62
BioMed Realty Trust‡ (A)	17,950	334
BlackRock Kelso Capital	80,300	794
Boston Private Financial Holdings	75,991	904
Boston Properties‡	3,628	361
Brandywine Realty Trust‡	23,900	317
Brixmor Property Group‡	950	19
Brookfield Properties	7,100	136
Camden National	4,600	200
Campus Crest Communities‡ (A)	115,670	1,151
Capital Bank Financial, Cl A*	8,300	194
Capstead Mortgage‡	21,600	260
Cardinal Financial	20,564	365
CBL & Associates Properties‡	33,371	603
Cedar Realty Trust‡	28,900	168
Central Pacific Financial	75,410	1,499
Chatham Lodging Trust‡	3,100	64
Chesapeake Lodging Trust‡	25,300	604
City Holding	5,400	266
City National	5,140	392
CNO Financial Group	240,550	4,070
CoBiz Financial	47,870	567
Cohen & Steers (A)	17,058	684
Columbia Banking System (A)	5,400	150
CommonWealth‡	11,800	282
Community Bank System (A)	5,300	206
Community Trust Bancorp	8,400	384
CoreSite Realty‡	24,150	782
Cousins Properties‡	13,600	146
Credit Acceptance	2,200	282
CubeSmart‡	28,881	468
Customers Bancorp*	15,200	265
CYS Investments‡ (A)	129,624	1,037
DDR‡	16,800	269
Dime Community Bancshares	27,309	459
Douglas Emmett‡	24,621	566
Duke Realty‡	10,550	160
Dynex Capital‡	28,900	242
Eagle Bancorp*	38,023	1,240
East West Bancorp	17,710	607
EastGroup Properties‡	28,900	1,751
Education Realty Trust‡	89,704	780
Employers Holdings	63,388	2,069
Endurance Specialty Holdings	19,527	1,111
Equity One‡ (A)	23,026	516
Equity Residential‡	16,387	845
Essex Property Trust‡	1,050	159
Evercore Partners, Cl A	1,500	82
Extra Space Storage‡	3,050	128
Ezcorp, Cl A*	8,000	93
FBR*	36,375	1,023
Federal Agricultural Mortgage, Cl C	9,600	336
Federated Investors, Cl B (A)	15,189	415
FelCor Lodging Trust‡*	102,100	747
Financial Engines (A)	25,417	1,722
First Commonwealth Financial	86,800	812
First Financial Holdings	13,656	900
First Horizon National (A)	45,121	506

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

First Industrial Realty Trust‡	13,200	$230
First Interstate Bancsystem, Cl A	18,400	515
First Merchants	16,500	350
First Midwest Bancorp	94,699	1,739
First NBC Bank Holding*	12,066	348
First Potomac Realty Trust‡	2,100	25
Flagstar Bancorp*	14,400	264
Flushing Financial	28,000	605
FNB (Pennsylvania)	13,400	170
Forest City Enterprises, Cl A*	20,640	403
Forestar Group*	11,050	214
Fulton Financial	24,000	314
FXCM, Cl A	22,358	372
General Growth Properties‡	21,826	453
Geo Group‡	36,400	1,194
Glacier Bancorp	23,640	708
Glimcher Realty Trust‡	31,200	303
Government Properties Income Trust‡	39,300	975
Hancock Holding	24,130	849
Hanmi Financial	7,100	146
Hanover Insurance Group	32,859	1,982
Hatteras Financial‡	56,356	942
HCI Group	3,000	149
HCP‡	17,248	634
Health Care‡	8,600	482
Hercules Technology Growth Capital (A)	5,300	90
Highwoods Properties‡	27,527	989
Home BancShares	4,600	166
Home Loan Servicing Solutions	29,900	696
HomeStreet	4,800	102
Horace Mann Educators	93,244	2,864
Hospitality Properties Trust‡	8,200	223
Host Hotels & Resorts‡	28,059	517
Iberiabank	17,539	1,100
Infinity Property & Casualty	26,823	1,914
Inland Real Estate‡	71,800	778
International Bancshares	29,400	767
Investment Technology Group*	60,200	1,179
Investors Bancorp	16,562	399
Investors Real Estate Trust‡	6,900	61
Janus Capital Group (A)	35,400	385
Jones Lang LaSalle	22,594	2,208
Kennedy-Wilson Holdings	61,000	1,256
Kilroy Realty‡	2,050	103
Kimco Realty‡	19,550	403
Kite Realty Group Trust‡	10,200	67
LaSalle Hotel Properties‡	13,000	407
Lexington Realty Trust‡ (A)	127,670	1,311
Liberty Property Trust‡	2,300	75
LPL Financial Holdings	24,703	1,059
LTC Properties‡	17,600	678
Macerich‡	8,636	492
Mack-Cali Realty‡	29,900	609
Maiden Holdings	125,600	1,590
MainSource Financial Group	29,400	529
MarketAxess Holdings	18,932	1,332
Meadowbrook Insurance Group	179,200	1,324
Medallion Financial	23,200	412
MFA Mortgage Investments‡	76,627	559
MGIC Investment	8,000	65

Description	Shares	Market Value ($ Thousands)

Mid-America Apartment Communities‡	8,625	$520
Montpelier Re Holdings	27,700	805
MSCI, Cl A*	19,784	878
National Health Investors‡ (A)	2,500	147
National Penn Bancshares	79,615	899
NBT Bancorp	26,100	677
Nelnet, Cl A	64,800	2,916
Northfield Bancorp	63,846	830
OceanFirst Financial	10,300	192
Ocwen Financial*	21,700	1,229
OFG Bancorp	37,451	644
Old National Bancorp	80,883	1,258
OmniAmerican Bancorp*	13,000	286
One Liberty Properties‡	2,100	43
Oritani Financial	11,200	182
PacWest Bancorp (A)	37,666	1,550
Pebblebrook Hotel Trust‡	45,436	1,378
PennantPark Investment	83,829	1,020
PennyMac Mortgage Investment Trust‡	24,200	546
PHH*	9,100	219
PICO Holdings*	22,266	540
Pinnacle Financial Partners	3,600	117
Piper Jaffray*	15,700	597
Platinum Underwriters Holdings	46,352	2,939
Popular	15,600	446
Post Properties‡	6,420	275
Potlatch‡	13,000	518
Primerica	18,800	809
ProAssurance	12,099	582
Prologis‡	23,117	877
Prospect Capital	36,100	412
Prosperity Bancshares (A)	7,335	470
Protective Life	10,500	504
Provident Financial Services	31,400	614
PS Business Parks‡	5,600	439
Public Storage‡	3,821	583
Radian Group (A)	36,315	518
RAIT Financial Trust‡	6,566	54
Ramco-Gershenson Properties‡	56,700	907
RE, Cl A* (A)	28,348	861
Regency Centers‡	4,415	207
Reinsurance Group of America, Cl A	6,245	468
Republic Bancorp, Cl A (A)	11,400	283
Retail Opportunity Investments‡ (A)	12,200	178
RLJ Lodging Trust‡	10,700	258
Rouse Properties‡ (A)	3,000	73
Sabra Health Care‡	28,566	762
Safeguard Scientifics*	28,339	529
Selective Insurance Group	20,885	589
Signature Bank NY	15,348	1,631
Simon Property Group‡	9,991	1,497
SL Green Realty‡	2,545	230
Solar Capital	2,100	49
Southside Bancshares (A)	9,765	279
Sovran Self Storage‡	4,000	267
St. Joe* (A)	23,461	416
STAG Industrial‡	11,600	252
Starwood Property Trust‡	28,000	780

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Stewart Information Services	2,500	$80
Stifel Financial* (A)	18,105	811
Sunstone Hotel Investors‡	60,650	793
Susquehanna Bancshares	67,987	856
SVB Financial Group	9,270	938
Symetra Financial	37,400	717
Taubman Centers‡	2,850	186
TCF Financial (A)	36,988	580
TCP Capital	7,300	126
Texas Capital Bancshares*	9,055	509
THL Credit	31,900	541
TICC Capital	44,500	481
Tompkins Financial	4,200	210
Two Harbors Investment‡	37,800	350
UDR‡	12,000	279
UMB Financial	700	45
Umpqua Holdings (A)	34,435	634
Union First Market Bankshares (A)	15,200	392
United Community Banks*	75,200	1,380
Universal Health Realty Income Trust‡	1,300	55
Validus Holdings	23,800	953
Ventas‡	7,390	420
ViewPoint Financial Group	30,700	779
Virginia Commerce Bancorp*	8,900	156
Virtus Investment Partners*	900	187
Vornado Realty Trust‡	5,950	523
Walter Investment Management*	23,800	907
Washington‡ (A)	7,900	188
Webster Financial	8,000	236
Weingarten Realty Investors‡ (A)	5,950	170
WesBanco	7,700	243
Western Alliance Bancorp*	28,765	668
Winthrop Realty Trust‡	75,900	877
WisdomTree Investments*	55,608	852
World Acceptance* (A)	1,500	139
WSFS Financial	22,195	1,685

		152,933

Health Care — 12.1%
Acadia Healthcare* (A)	77,401	3,576
ACADIA Pharmaceuticals* (A)	27,993	652
Acceleron Pharma*	14,957	326
Accuray* (A)	210,100	1,677
AcelRx Pharmaceuticals* (A)	59,800	585
Achillion Pharmaceuticals* (A)	92,500	320
Acorda Therapeutics*	2,100	73
Addus HomeCare*	31,800	922
Aegerion Pharmaceuticals	12,922	917
Affymax* (A)	84,800	71
Akorn* (A)	38,351	988
Alere*	31,600	1,034
Align Technology*	18,300	1,000
AMAG Pharmaceuticals*	27,950	686
Amedisys* (A)	25,200	410
AMN Healthcare Services*	6,500	90
Amsurg, Cl A	15,249	737
Analogic	3,300	319
Array BioPharma* (A)	24,700	141
ArthroCare	10,200	385

Description	Shares	Market Value ($ Thousands)

athenahealth* (A)	15,940	$2,091
Bio-Reference Labs* (A)	5,100	149
Bruker*	28,716	555
Cadence Pharmaceuticals*	28,100	253
Cambrex*	19,100	372
Cantel Medical	5,700	213
Capital Senior Living*	18,436	412
Cardiovascular Systems*	7,730	257
Celldex Therapeutics (A)	41,511	1,152
Centene*	15,443	922
Charles River Laboratories International*	12,023	627
Chimerix*	23,348	374
Computer Programs & Systems	5,200	320
CONMED	36,338	1,479
Cross Country Healthcare*	31,800	243
Cubist Pharmaceuticals*	8,444	579
Depomed*	30,800	272
DexCom*	31,669	1,048
Emergent Biosolutions*	46,400	1,042
Emeritus	37,017	833
Endocyte* (A)	4,600	53
Endologix	91,219	1,630
Ensign Group (A)	16,000	723
Exact Sciences	46,339	569
ExamWorks Group* (A)	62,565	1,846
Five Star Quality Care*	40,700	201
Fluidigm*	38,030	1,209
Furiex Pharmaceuticals*	19,833	893
GenMark Diagnostics*	42,600	507
Gentiva Health Services	58,800	726
Greatbatch*	37,835	1,537
Haemonetics*	13,156	556
Halozyme Therapeutics (A)	56,911	840
Hanger*	2,000	78
HealthSouth (A)	56,385	2,018
HeartWare International* (A)	13,290	1,281
Hill-Rom Holdings	7,100	294
Hi-Tech Pharmacal	7,900	343
HMS Holdings* (A)	30,503	699
Hyperion Therapeutics* (A)	4,698	120
ICON*	28,670	1,093
ICU Medical*	8,400	552
Impax Laboratories*	9,800	236
Imris	124,420	182
Incyte (A)	11,462	534
Insmed*	27,600	447
Insulet* (A)	30,971	1,146
Intercept Pharmaceuticals*	4,701	246
Intrexon* (A)	11,100	254
Invacare	14,000	314
IPC The Hospitalist (A)	5,533	348
Ironwood Pharmaceuticals, Cl A* (A)	32,830	375
Isis Pharmaceuticals* (A)	34,348	1,331
Jazz Pharmaceuticals*	9,230	1,079
Karyopharm Therapeutics*	5,783	94
Keryx Biopharmaceuticals* (A)	173,243	2,406
Kindred Healthcare	21,800	367
KYTHERA Biopharmaceuticals* (A)	7,321	285
Landauer	5,294	281

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

LDR Holding*	35,309	$777
Magellan Health Services*	12,395	759
Masimo*	37,754	1,081
Medical Action Industries*	32,300	278
Medivation*	7,221	455
MEDNAX (A)	14,685	1,627
Merit Medical Systems*	24,011	393
MiMedx Group*	15,100	95
Momenta Pharmaceuticals*	38,770	690
Natus Medical*	18,000	414
Nektar Therapeutics*	39,440	495
Neurocrine Biosciences* (A)	37,800	371
NewLink Genetics* (A)	33,199	747
Novadaq Technologies* (A)	126,208	2,101
NPS Pharmaceuticals*	37,167	982
NuVasive*	3,100	103
Orexigen Therapeutics*	120,087	820
Orthofix International*	21,800	471
Owens & Minor (A)	7,785	297
Pacira Pharmaceuticals* (A)	21,711	1,198
PAREXEL International*	16,350	674
PDL BioPharma (A)	70,100	685
PerkinElmer	16,156	615
Pharmacyclics*	2,290	285
PharMerica	55,000	1,242
PhotoMedex* (A)	12,200	149
Portola Pharmaceuticals*	14,117	353
Premier, Cl A*	11,766	387
Providence Service*	16,900	463
Puma Biotechnology* (A)	26,051	1,297
Questcor Pharmaceuticals (A)	8,900	516
Quidel* (A)	38,061	958
Repligen*	33,700	454
Rigel Pharmaceuticals* (A)	103,000	274
Sagent Pharmaceuticals*	17,265	392
Santarus*	19,500	627
Sciclone Pharmaceuticals*	37,200	182
Select Medical Holdings	35,900	311
Sirona Dental Systems*	8,355	575
Skilled Healthcare Group, Cl A*	21,800	112
Spectranetics*	41,024	954
STERIS (A)	8,900	411
Surgical Care Affiliates*	32,372	985
SurModics*	6,100	147
Symmetry Medical*	88,800	871
Synageva BioPharma (A)	10,953	662
Syneron Medical*	69,654	814
Synta Pharmaceuticals* (A)	43,160	219
Tandem Diabetes Care*	34,828	766
Team Health Holdings*	21,424	1,001
TearLab* (A)	23,284	218
Techne	9,094	778
Teleflex	4,556	448
TESARO*	18,933	739
Threshold Pharmaceuticals* (A)	60,486	298
Tornier*	26,413	478
Triple-S Management, Cl B*	4,000	81
Unilife* (A)	215,252	958
Veeva Systems, Cl A*	10,844	439
Vocera Communications*	21,542	383
Volcano* (A)	17,121	390
WellCare Health Plans*	21,642	1,608

Description	Shares	Market Value ($ Thousands)

Zeltiq Aesthetics*	13,856	$243

		94,391

Industrials — 18.1%
AAON	4,200	129
AAR	17,600	549
ACCO Brands* (A)	84,300	507
Actuant, Cl A (A)	84,277	3,294
Acuity Brands (A)	13,908	1,426
Aegean Marine Petroleum Network	56,900	610
Air Transport Services Group*	110,429	859
Aircastle	69,400	1,299
Alamo Group	4,800	282
Alaska Air Group	3,800	295
Albany International, Cl A	21,200	779
Alliant Techsystems	7,900	958
Altra Holdings	11,400	346
American Railcar Industries (A)	6,900	299
American Science & Engineering	4,509	323
American Woodmark*	6,400	231
Ampco-Pittsburgh	9,900	182
Apogee Enterprises	16,900	606
Arkansas Best	11,300	368
Astec Industries	10,977	402
Astronics*	3,400	178
Atlas Air Worldwide Holdings*	5,000	192
Avis Budget Group*	16,402	604
AZZ	6,666	326
Barnes Group	16,905	617
Barrett Business Services	5,700	482
Beacon Roofing Supply* (A)	29,783	1,107
Brady, Cl A	5,496	172
Brink’s	25,600	858
Carlisle	26,007	1,912
Celadon Group	15,442	322
Chart Industries*	10,675	1,039
CIRCOR International	16,965	1,346
Clean Harbors*	21,110	1,114
Coleman Cable	19,400	476
Comfort Systems USA	13,561	278
Corporate Executive Board	27,165	2,000
CRA International*	11,074	205
Cubic	11,484	643
Curtiss-Wright	39,377	2,078
Deluxe	8,200	407
Diana Shipping* (A)	53,504	613
DigitalGlobe*	43,684	1,730
Ducommun*	8,800	223
DXP Enterprises*	7,517	737
Dycom Industries*	56,364	1,595
EMCOR Group	69,305	2,753
Encore Wire	8,675	436
EnerNOC*	14,900	256
EnerSys (A)	1,000	71
Ennis	7,900	146
EnPro Industries (A)	7,408	419
Erickson Air-Crane* (A)	3,100	59
Exponent	3,500	271
Flow International	81,000	326
Fortune Brands Home & Security	23,753	1,036

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

FreightCar America	2,600	$61
FTI Consulting* (A)	53,643	2,409
G&K Services, Cl A	34,533	2,080
Genco Shipping & Trading* (A)	4,800	13
Generac Holdings	29,575	1,575
General Cable	13,766	401
Genesee & Wyoming, Cl A	18,599	1,789
Gibraltar Industries*	26,100	462
Global Brass & Copper Holdings	13,524	223
Global Power Equipment Group (A)	29,800	582
Graco	13,873	1,071
GrafTech International* (A)	153,953	1,774
Granite Construction	14,278	446
Great Lakes Dredge & Dock	135,300	1,206
Greenbrier*	8,700	272
H&E Equipment Services	3,000	86
Hawaiian Holdings (A)	87,270	796
Heico, Cl A	45,880	1,902
HEICO	17,715	1,011
Heritage-Crystal Clean*	49,484	921
Hexcel*	71,674	3,149
Hub Group, Cl A*	29,083	1,095
Hyster-Yale Materials Handling	12,400	1,034
ICF International*	17,800	644
IDEX	14,615	1,043
Insperity	15,500	546
Interface, Cl A	75,509	1,514
ITT	15,417	629
JetBlue Airways* (A)	182,300	1,621
John Bean Technologies	17,100	505
Kadant	33,415	1,384
Kaman	10,644	424
KAR Auction Services	43,066	1,188
Kelly Services, Cl A	18,800	437
Kennametal	26,544	1,260
KEYW Holding* (A)	33,141	411
Kforce	33,600	678
Kirby*	21,802	2,059
Korn/Ferry International*	3,800	88
Landstar System	12,732	715
Layne Christensen*	3,700	62
LB Foster, Cl A	6,900	323
Lincoln Electric Holdings	12,040	861
Lindsay Manufacturing (A)	10,159	776
LS Starrett, Cl A	700	9
Marten Transport	32,226	626
Meritor*	9,800	78
Metalico*	26,000	46
Middleby*	11,769	2,599
Mine Safety Appliances	5,300	264
Mobile Mini*	31,926	1,290
Moog, Cl A*	11,701	803
MRC Global*	15,200	465
MSC Industrial Direct, Cl A	8,865	681
Mueller Industries	5,784	353
Mueller Water Products, Cl A	68,200	587
MYR Group*	58,900	1,497
Navigant Consulting*	18,200	357
Nordson	13,850	999
Northwest Pipe*	12,910	503
Old Dominion Freight Line*	50,769	2,616

Description	Shares	Market Value ($ Thousands)

Orbital Sciences*	23,300	$547
Orion Marine Group*	96,534	1,146
PGT*	39,100	391
Pike Electric	22,500	236
Ply Gem Holdings*	24,330	427
Polypore International* (A)	25,058	952
PowerSecure International*	15,800	278
Primoris Services	35,607	1,024
Quad, Cl A	21,025	548
Quanex Building Products	5,446	97
Rand Logistics*	39,900	207
RBC Bearings*	10,312	705
Regal-Beloit	7,917	582
Resources Connection	636	9
Ritchie Bros Auctioneers (A)	49,352	1,019
RPX*	5,100	84
Rush Enterprises, Cl A* (A)	29,414	860
Ryder System	24,497	1,711
Safe Bulkers (A)	22,600	176
Saia*	62,702	2,178
Simpson Manufacturing	15,815	574
SkyWest	23,964	405
Spirit Airlines	21,710	996
Standard Parking	43,539	1,064
Standex International	3,500	206
Steelcase, Cl A	117,454	1,918
Swift Transportation, Cl A* (A)	52,421	1,213
TAL International Group (A)	10,551	576
Taser International	55,600	956
Team*	12,395	507
Teledyne Technologies*	4,931	457
Tennant	3,708	242
Terex*	9,926	361
Tetra Tech*	55,123	1,576
Textainer Group Holdings (A)	8,126	316
Titan Machinery* (A)	49,000	873
Towers Watson, Cl A	3,753	423
Trex*	18,486	1,338
Trimas*	13,945	510
Triumph Group	11,119	822
TrueBlue*	132,722	3,390
Tutor Perini*	67,591	1,655
UniFirst	1,000	102
United Rentals* (A)	15,685	1,078
United Stationers	6,900	310
US Airways Group* (A)	15,000	352
US Ecology	21,447	825
USG* (A)	33,233	910
Valmont Industries	7,041	1,019
Viad	2,800	76
Wabash National* (A)	19,600	238
Wabtec	21,046	1,452
WageWorks*	19,667	1,127
Watsco	10,322	990
Watts Water Technologies, Cl A (A)	9,930	597
WESCO International* (A)	16,630	1,430
Woodward	13,304	571
YRC Worldwide*	6,900	62

		140,764

Information Technology — 18.0%
Actuate	3,300	26

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Acxiom*	22,620	$753
ADTRAN (A)	75,182	1,931
Advanced Energy Industries*	40,300	960
Advent Software	27,433	964
Ambarella*	14,000	347
Amkor Technology	79,900	479
Arrow Electronics*	18,338	942
Aruba Networks	32,373	578
Aspen Technology*	76,397	3,020
Atmel	189,831	1,452
ATMI*	2,500	77
AVG Technologies*	23,400	404
Belden	27,568	1,930
Benchmark Electronics*	39,871	916
Black Box	7,400	207
Blackbaud	42,603	1,541
Blackhawk Network Holdings, Cl A*	6,900	157
Blucora	30,344	882
Broadridge Financial Solutions	35,838	1,367
BroadSoft (A)	29,585	786
Brooks Automation	7,200	76
CACI International, Cl A* (A)	13,295	954
Cadence Design Systems* (A)	164,928	2,185
CalAmp*	10,500	262
Calix*	49,500	507
Cavium* (A)	80,528	2,915
Ceva*	6,200	99
ChannelAdvisor*	24,494	841
CIBER	232,800	922
Ciena* (A)	59,294	1,317
Coherent	6,148	424
CommVault Systems*	16,646	1,246
Computer Task Group	47,600	906
comScore*	18,800	512
Comtech Telecommunications	16,030	515
Convergys	38,866	797
Cornerstone OnDemand (A)	36,496	1,840
CoStar Group*	20,621	3,840
Criteo ADR* (A)	8,950	323
CSG Systems International	37,300	1,077
Cyan* (A)	35,490	157
Dealertrack Technologies*	77,306	3,231
Demandware	27,261	1,545
Diebold	15,026	513
Digi International*	69,800	803
Digital River*	19,700	352
Diodes	20,300	415
DTS	11,847	265
EarthLink	181,349	988
Electronics for Imaging	3,800	150
Ellie Mae*	7,400	209
Emulex*	79,279	591
Entegris*	27,300	300
Envestnet*	86,134	3,424
Euronet Worldwide*	19,087	925
Exar*	73,700	903
ExlService Holdings	17,331	457
Extreme Networks*	106,200	738
Fabrinet*	17,600	349
Fairchild Semiconductor International, Cl A	41,884	533
FARO Technologies*	4,790	261

Description	Shares	Market Value ($ Thousands)

Finisar*	4,300	$89
FireEye*	14,430	554
FleetMatics Group*	11,638	450
FormFactor*	48,900	265
Forrester Research	6,100	244
Fortinet	18,467	316
Genpact*	22,825	409
Gigamon*	24,304	710
Global Cash Access Holdings*	46,400	452
Guidewire Software* (A)	68,292	3,260
Harmonic*	62,300	480
Himax Technologies ADR (A)	122,050	1,221
Hittite Microwave*	10,152	642
Hutchinson Technology*	91,600	279
Imation*	12,000	52
Immersion*	54,200	665
Imperva*	19,171	862
Infinera* (A)	119,636	1,113
Infoblox*	74,893	2,380
Inphi	91,093	1,139
Insight Enterprises*	32,300	777
Integrated Device Technology*	23,388	232
Interactive Intelligence Group* (A)	23,723	1,543
IntraLinks Holdings	34,165	373
IPG Photonics (A)	5,091	369
Ixia*	33,115	430
j2 Global (A)	9,699	465
Kulicke & Soffa Industries*	14,900	188
Lattice Semiconductor*	24,300	135
Lexmark International, Cl A (A)	11,077	392
Limelight Networks*	24,700	51
Liquidity Services* (A)	10,292	238
LogMeIn*	17,170	592
Manhattan Associates*	8,100	974
MAXIMUS	22,369	1,018
Maxwell Technologies*	39,700	316
Measurement Specialties*	22,257	1,232
Mentor Graphics	24,200	545
Methode Electronics	7,300	211
Micrel	2,200	21
MicroStrategy, Cl A*	7,711	997
MKS Instruments (A)	33,643	1,002
Monotype Imaging Holdings	10,500	327
Move	28,750	444
MTS Systems	1,500	105
Multi-Fineline Electronix	8,850	125
Nanometrics*	24,015	453
National Instruments	17,687	553
Netscout Systems*	5,700	173
NICE Systems ADR	19,684	775
NQ Mobile ADR* (A)	19,621	256
OpenTable* (A)	5,040	421
OSI Systems*	17,873	1,371
Palo Alto Networks*	11,280	563
Pandora Media (A)	27,080	769
Park Electrochemical	16,355	486
Photronics*	54,700	473
Plantronics	15,300	684
Power Integrations	12,129	648
PRGX Global*	109,200	719
Progress Software	34,809	917
Proofpoint*	2,400	73

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

PROS Holdings*	6,300	$243
PTC*	68,393	2,226
Pulse Electronics* (A)	2,300	8
QIWI ADR	3,718	174
QLIK Technologies	14,420	362
QLogic*	76,152	945
Quantum* (A)	13,600	17
Rally Software Development*	35,164	865
RealD (A)	40,923	367
RealPage* (A)	61,682	1,382
Responsys*	111,052	1,878
RF Micro Devices	133,030	702
Rosetta Stone*	7,200	83
Ruckus Wireless*	41,129	536
Rudolph Technologies*	28,782	324
Saba Software*	89,600	1,071
Sanmina*	22,100	342
Shutterstock* (A)	9,259	685
Silicon Graphics International* (A)	25,200	336
Silicon Image*	54,800	297
Solera Holdings	19,079	1,274
Sonus Networks	199,016	579
Spansion, Cl A*	19,400	240
Splunk*	9,752	704
SPS Commerce*	16,948	1,115
SS&C Technologies Holdings*	85,385	3,681
Stamps.com*	10,800	498
Stratasys* (A)	2,992	352
Sykes Enterprises* (A)	52,772	1,168
Synaptics (A)	20,610	1,041
SYNNEX*	7,200	476
Tableau Software, Cl A*	23,238	1,523
Tech Data	27,574	1,429
TeleCommunication Systems, Cl A	77,200	178
TeleTech Holdings	25,800	663
Tellabs	27,200	67
Teradyne* (A)	36,800	627
Tessco Technologies	9,400	370
Textura* (A)	20,259	686
Tremor Video*	71,634	333
Trulia*	41,252	1,417
Tyler Technologies*	3,998	410
Ubiquiti Networks (A)	5,800	229
Ultimate Software Group*	11,435	1,792
Ultra Clean Holdings*	28,063	280
Ultratech*	77,483	2,050
Unisys*	15,600	429
United Online (A)	18,129	287
Valueclick*	13,100	280
Virtusa*	4,200	148
VistaPrint* (A)	21,796	1,250
Vocus*	11,200	112
WebMD Health, Cl A* (A)	1,695	66
WEX*	16,930	1,680
Xoom*	2,600	72
Yelp, Cl A*	32,542	1,975
Zebra Technologies, Cl A*	10,993	570
Zillow, Cl A* (A)	6,505	511

		139,809

Description	Shares	Market Value ($ Thousands)

Materials — 3.0%
A. Schulman	19,800	$677
AEP Industries*	1,000	52
Allegheny Technologies	13,488	448
AM Castle*	15,700	220
American Vanguard	9,897	284
AuRico Gold	55,208	217
Cabot	14,300	698
Century Aluminum	18,100	163
Chemtura*	9,000	237
Cytec Industries	5,612	502
Ferro	47,000	655
FutureFuel	12,300	206
Glatfelter	15,000	420
Greif, Cl A	9,589	527
GSE Holding	81,718	169
H.B. Fuller	53,130	2,722
Haynes International	5,300	287
Innophos Holdings	9,839	472
Innospec	25,100	1,223
Intrepid Potash (A)	41,252	637
Koppers Holdings	2,000	95
Kraton Performance Polymers*	2,700	63
LSB Industries*	29,510	947
Materion	7,800	224
Minerals Technologies	24,553	1,458
Neenah Paper	14,300	600
Olin 1 (A)	27,400	680
OM Group*	4,000	132
Owens-Illinois*	8,700	287
PolyOne	65,400	2,123
RTI International Metals* (A)	27,712	966
Schnitzer Steel Industries, Cl A (A)	26,828	822
Schweitzer-Mauduit International	4,500	232
Scotts Miracle-Gro, Cl A (A)	8,448	495
Sensient Technologies	42,471	2,087
Silgan Holdings	17,989	841
Tredegar	2,300	60
US Silica Holdings (A)	17,285	597

		23,525

Telecommunication Services — 0.4%
Atlantic Telegraph-Network	9,693	544
Boingo Wireless* (A)	78,700	514
IDT, Cl B	8,300	184
Inteliquent	19,800	230
Iridium Communications* (A)	40,000	246
magicJack VocalTec* (A)	12,500	143
Premiere Global Services*	6,100	57
RingCentral, Cl A*	28,635	454
USA Mobility	16,000	235
Vonage Holdings*	114,600	379

		2,986

Utilities — 1.5%
ALLETE	9,625	474
American States Water	3,400	99
Avista	24,200	659
Cadiz* (A)	70,600	417
California Water Service Group	9,400	215
Cleco	19,261	880

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

El Paso Electric	6,600	$238
Empire District Electric (A)	18,900	429
Great Plains Energy	64,810	1,539
IDACORP	10,470	541
Laclede Group	5,500	254
MGE Energy	1,300	73
NorthWestern	12,500	550
Otter Tail	2,200	65
Piedmont Natural Gas (A)	18,900	627
PNM Resources	20,630	480
Portland General Electric (A)	61,289	1,827
Southwest Gas	9,486	503
UIL Holdings (A)	30,830	1,157
UNS Energy	6,400	307
WGL Holdings	10,989	438

		11,772

Total Common Stock (Cost $593,075) ($ Thousands)		738,834

EXCHANGE TRADED FUNDS (A) — 0.7%
iShares Russell 2000 Index Fund	12,374	1,404
iShares Russell 2000 Growth Index Fund	6,056	807
iShares Russell 2000 Value Index Fund	37,400	3,671

Total Exchange Traded Funds (Cost $5,262) ($ Thousands)		5,882

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (B)	$2,856	4

Total Convertible Bond (Cost $444) ($ Thousands)		4

	Number of Warrants

WARRANTS — 0.0%
Dynegy, Expires 10/02/2017*	2,629	3
Magnum Hunter Resource, Expires 08/29/2014*	5,126	—

Total Warrants (Cost $32) ($ Thousands)		3

AFFILIATED PARTNERSHIP — 17.8%
SEI Liquidity Fund, L.P.
0.080%**† (C)	138,611,049	138,611

Total Affiliated Partnership (Cost $138,611) ($ Thousands)		138,611

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	15,244,546	15,245

Total Cash Equivalent (Cost $15,245) ($ Thousands)		15,245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (D) (E) — 0.4%
U.S. Treasury Bills
0.070%, 02/06/2014	$3,169	$3,169

Total U.S. Treasury Obligation (Cost $3,169) ($ Thousands)		3,169

Total Investments — 115.9% (Cost $755,838) ($ Thousands)		$901,748

The open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	143	Dec-2013	$152

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $777,708 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $135,087 ($ Thousands).

(B)	Security in default on interest payments.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $138,611 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$738,834	$—	$—	$738,834
Exchange Traded Funds	5,882	—	—	5,882
Convertible Bond	—	—	4	4
Warrants	3	—	—	3
Affiliated Partnership	—	138,611	—	138,611
Cash Equivalent	15,245	—	—	15,245
U.S. Treasury Obligation	—	3,169	—	3,169

Total Investments in Securities	$759,964	$141,780	$4	$901,748

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$152	$—	$—	$152

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

November 30, 2013

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap II Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 15.4%
AFC Enterprises*	12,310	$537
American Eagle Outfitters	17,540	285
American Public Education*	800	36
ANN*	7,168	256
Arctic Cat	15,067	848
Beazer Homes USA* (A)	28,625	596
Belo, Cl A (A)	12,900	177
Big 5 Sporting Goods	18,235	340
Biglari Holdings*	560	272
BJ’s Restaurants* (A)	8,630	256
Boyd Gaming*	2,600	30
Bravo Brio Restaurant Group*	14,300	228
Bright Horizons Family Solutions*	13,929	485
Brown Shoe	13,600	350
Brunswick	17,383	794
Cabela’s*	6,280	385
Callaway Golf (A)	22,629	183
Capella Education	12,720	836
Career Education*	21,800	110
Carmike Cinemas*	5,800	139
Carriage Services, Cl A	800	15
Cato, Cl A	10,300	351
CEC Entertainment	1,100	53
Columbia Sportswear (A)	1,548	107
Conn’s* (A)	12,963	782
Container Store Group*	9,306	379
Cooper Tire & Rubber (A)	4,900	121
Core-Mark Holding	7,500	554
Cracker Barrel Old Country Store	1,100	119
Denny’s*	21,027	151
Destination Maternity	4,000	122
Dex Media* (A)	16,364	119
Dick’s Sporting Goods	7,615	430
Drew Industries	10,767	584
Entravision Communications, Cl A	43,077	285
Ethan Allen Interiors (A)	6,346	196
EW Scripps, Cl A*	5,700	116
Express*	13,319	328
Fiesta Restaurant Group*	5,889	288
Five Below (A)	11,222	597
Fred’s, Cl A	12,000	208
Fuel Systems Solutions*	3,100	42
GameStop, Cl A (A)	3,185	154
G-III Apparel Group*	2,000	120
Gray Television*	12,400	152
Haverty Furniture	13,742	392
Helen of Troy*	8,700	424
hhgregg*	3,800	57
Hibbett Sports* (A)	7,885	509
HomeAway* (A)	24,523	895
Hovnanian Enterprises, Cl A* (A)	16,544	85
Imax* (A)	25,586	789
Jack in the Box*	13,722	650
LKQ*	13,060	433
Loral Space & Communications	4,400	347
Lumber Liquidators Holdings* (A)	6,330	637

Description	Shares	Market Value ($ Thousands)

M/I Homes*	800	$18
Matthews International, Cl A (A)	5,076	214
MDC Partners, Cl A	7,350	167
Men’s Wearhouse	900	46
Meredith	9,630	514
Meritage Homes	4,330	189
Modine Manufacturing*	16,800	223
Movado Group	8,650	394
Multimedia Games Holding*	9,600	278
NACCO Industries, Cl A	2,400	155
National CineMedia	20,520	383
Nautilus*	7,300	55
Nutrisystem (A)	10,900	214
Orbitz Worldwide*	45,066	312
Overstock.com* (A)	8,300	232
Oxford Industries (A)	8,448	635
Papa John’s International	1,500	127
PetMed Express (A)	26,200	413
Pier 1 Imports	18,990	423
Pool	8,100	454
Red Robin Gourmet Burgers	8,800	701
Regis	5,297	85
Restoration Hardware Holdings*	8,667	654
Ruth’s Hospitality Group	18,691	269
Ryland Group	6,749	267
Scientific Games, Cl A*	9,959	179
Select Comfort*	8,114	171
Shutterfly*	28,512	1,347
Six Flags Entertainment	16,602	618
Smith & Wesson Holding* (A)	8,800	104
Sonic*	18,200	360
Standard Motor Products	11,000	382
Steiner Leisure*	5,200	308
Steven Madden*	9,975	389
Stewart Enterprises, Cl A	3,500	46
Stoneridge*	25,199	325
TAL Education Group ADR	25,174	496
Tenneco*	11,970	687
Vail Resorts	5,200	394
Vera Bradley* (A)	3,876	97
Vitamin Shoppe*	11,117	603
Wet Seal, Cl A*	82,600	275
Winnebago Industries*	2,400	74
Zagg* (A)	24,292	103
zulily, Cl A* (A)	6,750	236
Zumiez* (A)	7,050	196

		33,546

Consumer Staples — 3.2%
Andersons	7,600	647
Casey’s General Stores	8,411	626
Central Garden and Pet, Cl A*	6,617	52
Chefs’ Warehouse*	15,329	393
Chiquita Brands International*	32,400	342
Darling International*	19,305	400
Fresh Del Monte Produce	24,500	686
Fresh Market*	7,118	290
Ingredion	2,245	155
Medifast	8,800	238
Pantry*	10,729	154
Pilgrim’s Pride*	21,100	346
Prestige Brands Holdings*	19,992	705
Rite Aid*	83,200	493
Snyders-Lance (A)	18,071	521

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap II Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Sprouts Farmers Market*	8,337	$315
Susser Holdings (A)	2,542	163
TreeHouse Foods*	2,816	198
USANA Health Sciences*	4,000	292
WD-40	600	45

		7,061

Energy — 5.0%
Alpha Natural Resources*	26,600	178
Bristow Group (A)	8,400	674
Carrizo Oil & Gas*	3,152	128
Cloud Peak Energy*	1,700	28
Delek US Holdings	5,100	154
Dril-Quip*	3,640	395
Emerald Oil*	15,872	115
Energy XXI Bermuda	1,600	43
EPL Oil & Gas*	8,700	249
Forest Oil*	36,000	159
Forum Energy Technologies* (A)	19,039	514
Goodrich Petroleum	4,997	96
Green Plains Renewable Energy	22,300	385
Gulfmark Offshore, Cl A (A)	7,350	363
Halcon Resources* (A)	53,338	214
Helix Energy Solutions Group*	19,511	433
Hercules Offshore	4,300	28
Hornbeck Offshore Services*	4,796	243
Key Energy Services	18,752	147
Kodiak Oil & Gas*	13,700	155
Laredo Petroleum Holdings*	13,863	374
Matador Resources* (A)	25,660	559
Matrix Service*	7,769	173
McDermott International*	20,631	168
Newpark Resources*	8,200	99
Northern Oil And Gas*	9,476	151
Oasis Petroleum*	18,765	866
Oil States International*	2,640	270
Parker Drilling*	14,000	111
Pioneer Energy Services*	50,311	363
Quicksilver Resources* (A)	17,500	51
Renewable Energy Group*	24,000	273
Rosetta Resources*	19,157	969
Scorpio Tankers	4,400	51
Stone Energy*	3,200	106
Swift Energy* (A)	11,416	152
Synergy Resources*	21,765	205
Tesco*	26,200	468
Triangle Petroleum*	8,330	89
Vaalco Energy*	47,000	284
Western Refining (A)	4,800	188
Willbros Group*	36,900	324

		10,995

Financials — 17.2%
Affiliated Managers Group*	523	105
Agree Realty‡	3,700	108
Altisource Residential, Cl B‡	14,410	401
Ambac Financial Group*	7,900	187
AMERISAFE	1,900	83
Amtrust Financial Services (A)	11,317	473
Argo Group International Holdings	11,010	521

Description	Shares	Market Value ($ Thousands)

Arlington Asset Investment, Cl A	7,300	$195
Ashford Hospitality Prime‡*	2,360	48
Ashford Hospitality Trust‡	11,800	97
Associated Estates Realty‡	23,330	371
Banco Latinoamericano de Comercio Exterior, Cl E	15,800	426
Bank of the Ozarks (A)	7,596	426
BankUnited	12,325	398
Banner	12,540	545
BBCN Bancorp	13,470	225
BlackRock Kelso Capital	28,200	279
Boston Private Financial Holdings	11,172	133
Brandywine Realty Trust‡	38,760	515
Brookline Bancorp	1,200	11
Capital Bank Financial, Cl A*	16,957	396
Capitol Federal Financial	35,410	427
Cardinal Financial	12,759	226
CBL & Associates Properties‡	7,586	137
Cedar Realty Trust‡	15,800	92
Chatham Lodging Trust‡	6,400	132
Chesapeake Lodging Trust‡	7,000	167
City Holding	2,500	123
City National	2,870	219
CNO Financial Group	7,000	118
Columbia Banking System (A)	18,670	518
Community Bank System (A)	1,200	47
CoreSite Realty‡	5,300	171
Cousins Properties‡	14,300	153
Credit Acceptance	2,059	264
DiamondRock Hospitality‡	48,790	558
DuPont Fabros Technology‡ (A)	20,370	478
Eagle Bancorp*	8,443	275
EastGroup Properties‡	5,577	338
Education Realty Trust‡	18,462	161
Employers Holdings	19,083	623
Endurance Specialty Holdings	15,705	894
Equity One‡ (A)	10,234	229
Evercore Partners, Cl A	11,540	633
Federated Investors, Cl B (A)	6,750	184
First Commonwealth Financial	34,300	321
First Financial Holdings	6,814	449
First Horizon National (A)	20,053	225
First Industrial Realty Trust‡	2,600	45
First Interstate Bancsystem, Cl A	10,252	287
First Midwest Bancorp	30,310	556
First NBC Bank Holding*	5,362	155
First Potomac Realty Trust‡	3,300	40
Fulton Financial	29,530	386
Geo Group‡	7,900	259
Glimcher Realty Trust‡	41,370	402
Hancock Holding	10,724	377
Hanmi Financial	11,810	243
Hanover Insurance Group	15,648	944
HFF, Cl A	1,900	49
Home BancShares	900	33
HomeStreet	3,900	83
Horace Mann Educators	32,453	997
Iberiabank	18,551	1,163
Infinity Property & Casualty	8,954	639
Inland Real Estate‡	57,100	619

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap II Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Investment Technology Group*	23,200	$454
Investors Bancorp	7,361	177
Jones Lang LaSalle	6,252	611
Lexington Realty Trust‡	28,520	293
LTC Properties‡	4,600	177
Maiden Holdings	3,500	44
MarketAxess Holdings	5,317	374
Medical Properties Trust‡	41,310	546
MFA Mortgage Investments‡	34,055	248
MGIC Investment	10,100	82
Mid-America Apartment Communities‡ (A)	3,833	231
Montpelier Re Holdings	300	9
National Health Investors‡	900	53
National Penn Bancshares	27,163	307
NBT Bancorp	14,700	381
Nelnet, Cl A	14,200	639
New Mountain Finance	3,900	59
OFG Bancorp	7,133	123
Oritani Financial	7,700	125
PacWest Bancorp (A)	10,726	441
Pebblebrook Hotel Trust‡	12,804	388
PennantPark Investment	11,000	134
Pinnacle Financial Partners	6,500	212
Piper Jaffray*	7,400	281
Platinum Underwriters Holdings	19,219	1,218
Potlatch‡	4,300	171
Primerica	2,800	120
ProAssurance	5,377	259
Prospect Capital	4,800	55
Provident Financial Services	10,800	211
PS Business Parks‡	1,600	125
Ramco-Gershenson Properties‡	28,000	448
Reinsurance Group of America, Cl A	2,775	208
Retail Opportunity Investments‡ (A)	5,500	80
RLJ Lodging Trust‡	8,000	193
Rouse Properties‡	1,600	39
Sabra Health Care‡	16,500	440
Select Income‡	3,900	107
Signature Bank NY	4,710	500
Sovran Self Storage‡	1,600	107
STAG Industrial‡	17,300	375
Stewart Information Services	4,672	149
Stifel Financial* (A)	10,250	459
Summit Hotel Properties‡	3,600	33
Susquehanna Bancshares	54,785	690
SVB Financial Group	5,142	521
TCF Financial (A)	16,439	258
TCP Capital	5,500	95
Texas Capital Bancshares*	7,678	431
THL Credit	4,500	76
TICC Capital	21,300	230
Two Harbors Investment‡	12,200	113
Umpqua Holdings (A)	8,193	151
United Community Banks*	15,100	277
ViewPoint Financial Group	7,200	183
Virtus Investment Partners*	1,000	208
Webster Financial	18,890	557
Winthrop Realty Trust‡	1,800	21
Wintrust Financial (A)	10,590	480

Description	Shares	Market Value ($ Thousands)

WisdomTree Investments*	7,700	$118

		37,477

Health Care — 13.8%
Acadia Healthcare* (A)	26,518	1,225
AcelRx Pharmaceuticals* (A)	23,200	227
Achillion Pharmaceuticals* (A)	38,000	132
Acorda Therapeutics*	4,800	167
Addus HomeCare*	15,567	451
Aegerion Pharmaceuticals	2,800	199
Akorn* (A)	43,332	1,116
Align Technology*	10,360	566
AMAG Pharmaceuticals*	2,900	71
Amedisys* (A)	1,200	20
AMN Healthcare Services*	7,400	103
Amsurg, Cl A*	17,532	847
Analogic	6,580	636
Array BioPharma*	2,700	15
ArthroCare	3,400	128
athenahealth* (A)	4,622	606
Cadence Pharmaceuticals*	20,677	187
Cambrex*	3,400	66
Cantel Medical	8,250	308
Cardiovascular Systems*	3,779	125
Celldex Therapeutics (A)	23,894	663
Centene*	7,748	463
Charles River Laboratories International*	14,363	749
Computer Programs & Systems	2,600	160
CONMED	8,900	362
Cubist Pharmaceuticals*	4,784	328
Depomed*	9,200	81
DexCom*	15,821	524
Emergent Biosolutions*	27,400	615
Endocyte* (A)	3,200	37
Endologix	15,734	281
Ensign Group	6,200	280
ExamWorks Group* (A)	20,812	614
Five Star Quality Care*	21,816	108
Furiex Pharmaceuticals*	9,939	447
Gentiva Health Services	26,600	329
Globus Medical, Cl A*	14,600	281
Greatbatch*	3,800	154
Haemonetics*	6,597	279
HealthSouth	22,099	791
HeartWare International* (A)	5,380	519
HMS Holdings* (A)	8,138	186
Hyperion Therapeutics* (A)	2,467	63
ICON*	12,635	482
ICU Medical*	5,800	381
Impax Laboratories*	10,000	240
Intercept Pharmaceuticals*	2,680	140
Invacare	9,100	204
IPC The Hospitalist (A)	3,032	191
Isis Pharmaceuticals* (A)	17,843	692
Jazz Pharmaceuticals*	5,240	613
Karyopharm Therapeutics*	3,275	53
Keryx Biopharmaceuticals* (A)	59,398	825
KYTHERA Biopharmaceuticals* (A)	4,168	163
LDR Holding*	6,646	146
LHC Group*	4,300	102
Masimo*	16,770	480

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap II Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Medidata Solutions*	400	$48
MEDNAX	4,965	550
Meridian Bioscience	1,400	34
Momenta Pharmaceuticals*	17,470	311
MWI Veterinary Supply*	1,100	200
Nektar Therapeutics*	7,200	90
Neurocrine Biosciences*	18,900	186
NewLink Genetics* (A)	16,590	373
NPS Pharmaceuticals*	9,790	259
Orexigen Therapeutics* (A)	60,003	410
Orthofix International*	8,600	186
Pacira Pharmaceuticals*	12,360	682
PAREXEL International*	9,310	384
PDL BioPharma (A)	3,700	36
PerkinElmer	7,180	273
Pharmacyclics*	1,300	162
PharMerica	13,500	305
Portola Pharmaceuticals*	700	18
Premier, Cl A*	6,660	219
Providence Service*	9,008	247
Puma Biotechnology* (A)	11,013	548
Repligen*	17,307	233
Rigel Pharmaceuticals*	42,100	112
Santarus*	6,500	209
Sciclone Pharmaceuticals*	6,600	32
Sirona Dental Systems*	4,730	325
Spectranetics*	22,652	527
Surgical Care Affiliates*	8,298	253
SurModics*	1,800	43
Symmetry Medical*	7,900	78
Synageva BioPharma (A)	2,770	167
Tandem Diabetes Care*	7,665	169
Team Health Holdings*	22,277	1,041
TearLab* (A)	13,262	124
Teleflex	2,025	199
TESARO*	12,858	501
Triple-S Management, Cl B*	3,100	63
WellCare Health Plans*	4,775	355

		30,173

Industrials — 18.2%
AAON	2,500	77
AAR	6,760	211
Actuant, Cl A (A)	45,821	1,791
Aegion, Cl A*	1,900	41
Aircastle	7,500	140
Albany International, Cl A	6,300	232
Altra Holdings	4,900	149
American Science & Engineering	3,434	246
American Woodmark*	3,700	134
Apogee Enterprises	13,240	474
Arkansas Best	4,300	140
Astronics*	3,900	204
Astronics, Cl B*	580	30
Atlas Air Worldwide Holdings*	600	23
Avis Budget Group*	8,203	302
Barrett Business Services	3,140	265
Beacon Roofing Supply* (A)	14,909	554
Carlisle	8,190	602
Chart Industries*	9,632	937
CIRCOR International	9,770	775
Clean Harbors*	6,368	336
Coleman Cable	10,422	256

Description	Shares	Market Value ($ Thousands)

Con-way	9,790	$405
Corporate Executive Board	8,919	657
Curtiss-Wright	16,373	864
Deluxe (A)	500	25
Diana Shipping* (A)	26,802	307
DigitalGlobe*	22,027	872
Dycom Industries*	27,732	785
EMCOR Group	4,700	187
EnerNOC*	8,900	153
EnerSys	7,120	508
Engility Holdings	1,400	45
EnPro Industries (A)	3,292	186
Erickson Air-Crane* (A)	800	15
Esterline Technologies*	7,240	637
Exponent	1,800	139
G&K Services, Cl A	13,014	784
General Cable	6,118	178
Genesee & Wyoming, Cl A*	9,986	961
Gibraltar Industries*	9,336	165
H&E Equipment Services	14,440	412
Hexcel*	26,217	1,152
Huron Consulting Group*	700	42
Hyster-Yale Materials Handling	4,000	333
ICF International*	800	29
IDEX	8,270	590
Insperity	9,100	321
Interface, Cl A	27,277	547
ITT	6,852	280
John Bean Technologies	10,700	316
Kadant	3,607	149
KAR Auction Services	12,429	343
Kelly Services, Cl A	2,400	56
KEYW Holding* (A)	18,765	233
Kforce	19,900	402
Kirby*	7,332	693
Korn/Ferry International*	21,880	507
Lincoln Electric Holdings	6,820	488
Lindsay Manufacturing (A)	5,078	388
Manitowoc	20,120	414
MasTec (A)	17,470	553
Middleby*	2,905	642
Mine Safety Appliances	1,200	60
Mistras Group	1,200	24
Mobile Mini*	15,951	644
Mueller Industries	3,900	238
Mueller Water Products, Cl A	32,200	277
MYR Group*	16,600	422
Navigant Consulting*	13,400	263
Old Dominion Freight Line*	5,230	270
On Assignment*	14,040	478
Orbital Sciences*	25,040	588
Orion Marine Group*	11,994	142
Performant Financial*	6,200	65
PGT*	25,331	253
Pike Electric	13,811	145
PowerSecure International*	10,577	186
Primoris Services	20,895	601
RBC Bearings*	5,836	399
Regal-Beloit	3,519	259
Resources Connection	1,700	24
RPX*	8,200	136
Saia	15,300	531
SkyWest	7,600	128
Standex International	4,000	236

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap II Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Steelcase, Cl A	43,359	$708
Swift Transporation, Cl A* (A)	26,237	607
Taser International	33,100	569
Team*	5,509	225
Teledyne Technologies*	2,192	203
Terex*	4,411	160
Tetra Tech*	12,804	366
Trimas*	6,198	227
Triumph Group	4,942	365
TrueBlue*	45,686	1,167
Tutor Perini*	1,300	32
UniFirst	500	51
United Rentals* (A)	8,720	599
US Airways Group* (A)	7,300	171
US Ecology	10,546	406
USG* (A)	16,624	455
Valmont Industries	3,992	578
Viad	2,600	70
WageWorks*	9,898	567
Watsco	4,580	440
Watts Water Technologies, Cl A	4,413	265
Woodward Governor	8,583	368

		39,650

Information Technology — 19.0%
ACI Worldwide*	7,600	490
Actuate	3,800	30
Advanced Energy Industries*	7,800	186
Ambarella*	2,300	57
Applied Micro Circuits*	6,300	79
Aruba Networks	5,300	95
Aspen Technology*	37,281	1,474
ATMI*	4,100	125
Audience*	2,000	20
AVG Technologies*	20,992	363
Belden	10,425	730
Benchmark Electronics*	8,300	191
Blackhawk Network Holdings, Cl A*	1,300	30
Blucora	11,700	340
Brightcove*	4,100	58
BroadSoft	10,530	280
Brooks Automation	6,900	73
CACI International, Cl A*	1,320	95
Cadence Design Systems (A)	13,136	174
CalAmp*	4,000	100
Calix*	30,900	316
Cardtronics	11,650	496
Cavium* (A)	30,953	1,121
Ceva*	3,300	53
Checkpoint Systems*	2,300	33
Ciena* (A)	25,211	560
Cognex	12,800	422
Coherent	2,732	189
CommVault Systems*	4,731	354
comScore*	8,300	226
Comtech Telecommunications	2,325	75
Comverse*	600	20
Convergys	11,585	238
Cornerstone OnDemand	6,890	347
CoStar Group*	6,900	1,285
Criteo ADR* (A)	5,072	183
CSG Systems International	11,400	329

Description	Shares	Market Value ($ Thousands)

Dealertrack Technologies*	28,803	$1,204
Demandware	8,107	459
Diebold	6,678	228
Digital River*	8,000	143
EarthLink	9,800	53
Electronics for Imaging	11,890	471
Emulex*	34,245	256
Entegris*	43,570	478
Entropic Communications*	7,600	38
Envestnet*	26,856	1,068
EPAM Systems*	12,850	456
ExlService Holdings	8,613	227
Extreme Networks*	56,600	393
Fabrinet*	11,400	226
Fairchild Semiconductor International, Cl A	18,615	237
Finisar*	4,000	83
FireEye*	3,972	152
FleetMatics Group*	6,590	255
FormFactor*	40,800	221
Forrester Research	800	32
Global Cash Access Holdings*	41,100	401
Guidewire Software*	22,865	1,091
Harmonic*	43,300	333
Himax Technologies ADR (A)	61,004	610
Hutchinson Technology* (A)	41,150	126
Immersion*	27,005	331
Infinera* (A)	40,680	378
Infoblox*	27,484	873
Insight Enterprises*	16,000	385
Interactive Intelligence Group*	12,381	805
International Rectifier*	15,180	363
InvenSense, Cl A* (A)	23,890	413
Ixia*	14,717	191
Lattice Semiconductor*	17,700	99
Limelight Networks*	10,300	21
Liquidity Services* (A)	4,574	106
Littelfuse	4,270	371
LogMeIn*	9,720	335
Manhattan Associates*	3,290	396
MAXIMUS	11,176	509
Maxwell Technologies*	14,700	117
Mentor Graphics	21,830	492
Methode Electronics	3,200	93
MKS Instruments	7,799	232
Model N* (A)	3,800	31
Monotype Imaging Holdings	5,100	159
Move	13,000	201
Netscout Systems*	2,500	76
NQ Mobile ADR* (A)	9,804	128
OSI Systems*	15,433	1,184
Pandora Media (A)	15,340	436
Photronics*	4,500	39
Power Integrations	6,865	367
Proofpoint*	2,500	76
PROS Holdings*	2,900	112
PTC*	26,664	868
Responsys*	56,191	950
RF Micro Devices	59,123	312
Rosetta Stone*	4,800	55
Sanmina*	9,100	141
Sapient*	5,200	82
Shutterstock* (A)	5,237	387

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap II Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Silicon Graphics International* (A)	15,555	$207
Silicon Image*	28,000	152
Sonus Networks	95,813	279
Spansion, Cl A*	5,300	66
SPS Commerce*	8,594	565
SS&C Technologies Holdings*	14,069	607
Stamps.com*	7,345	338
Sykes Enterprises* (A)	13,275	294
Synaptics (A)	6,240	315
Tableau Software, Cl A*	8,651	567
TeleTech Holdings	2,600	67
Tellabs	14,300	35
Teradyne* (A)	20,930	356
Textura* (A)	10,200	345
TiVo*	7,700	99
Tremor Video*	34,938	162
Trulia*	7,485	257
Ubiquiti Networks (A)	2,100	83
Ultimate Software Group*	6,256	980
Unisys*	5,100	140
United Online	6,943	110
Valueclick*	5,700	122
Verint Systems*	12,670	480
Virtusa*	1,200	42
Vocus*	14,500	144
WEX*	6,120	608
Xoom*	4,800	133
Yelp, Cl A*	15,536	943
Zebra Technologies, Cl A*	4,886	253

		41,341

Materials — 3.7%
A. Schulman	12,800	438
Allegheny Technologies	5,995	199
AM Castle*	7,900	111
Century Aluminum	12,484	112
Chemtura*	5,100	135
Clearwater Paper*	1,000	53
Cytec Industries	2,495	223
Ferro	16,900	235
Flotek Industries*	18,280	383
FutureFuel	3,400	57
Greif, Cl A	4,262	234
H.B. Fuller	19,598	1,004
Haynes International	700	38
Innophos Holdings	4,373	210
Innospec	9,100	443
Koppers Holdings	3,700	175
Kraton Performance Polymers*	2,100	49
Materion	1,000	29
Minerals Technologies	12,580	747
Noranda Aluminum Holding	6,000	17
OM Group*	800	26
Owens-Illinois*	3,866	128
PolyOne	39,510	1,282
Quaker Chemical	2,000	162
RTI International Metals* (A)	6,085	212
Scotts Miracle-Gro, Cl A (A)	3,754	220
Sensient Technologies	2,541	125
Silgan Holdings	3,933	184
SunCoke Energy*	10,700	243
Tredegar	2,100	55
US Silica Holdings (A)	8,637	298

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Worthington Industries	3,700	$155

		7,982

Telecommunication Services — 0.2%
8x8*	3,600	38
IDT, Cl B	5,300	118
magicJack VocalTec* (A)	7,700	88
Premiere Global Services*	2,300	21
RingCentral, Cl A*	9,098	144
Vonage Holdings*	13,300	44

		453

Utilities — 1.3%
ALLETE	8,860	437
American States Water	2,600	76
Avista	100	3
California Water Service Group	13,700	313
Cleco	4,036	184
Great Plains Energy	20,270	481
IDACORP	4,654	241
Otter Tail	6,800	201
Portland General Electric	15,328	457
UIL Holdings (A)	12,390	465

		2,858

Total Common Stock (Cost $160,137) ($ Thousands)		211,536

EXCHANGE TRADED FUNDS (A) — 0.5%
iShares Russell 2000 Index Fund	5,499	624
iShares Russell 2000 Growth Index Fund	2,682	357

Total Exchange Traded Funds (Cost $698) ($ Thousands)		981

AFFILIATED PARTNERSHIP — 13.3%
SEI Liquidity Fund, L.P.
0.080%**† (B)	29,053,071	29,053

Total Affiliated Partnership (Cost $29,053) ($ Thousands)		29,053

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2,775,132	2,775

Total Cash Equivalent (Cost $2,775) ($ Thousands)		2,775

U.S. TREASURY OBLIGATIONS (C) (D) — 0.6%
U.S. Treasury Bills
0.070%, 02/06/2014	$1,170	1,170
0.000%, 07/24/2014	128	128

Total U.S. Treasury Obligations (Cost $1,298) ($ Thousands)		1,298

Total Investments — 112.7% (Cost $193,961) ($ Thousands)		$245,643

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small Cap II Fund

November 30, 2013

The open futures contracts held by the Fund at November 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	10	Dec-2013	$1

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $218,053 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $28,334 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $29,053 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$211,536	$—	$—	$211,536
Exchange Traded Funds	981	—	—	981
Affiliated Partnership	—	29,053	—	29,053
Cash Equivalent	2,775	—	—	2,775
U.S. Treasury Obligations	—	1,298	—	1,298

Total Investments in Securities	$215,292	$30,351	$—	$245,643

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 12.9%
Aeropostale * (A)	16,000	$165
AFC Enterprises *	28,070	1,224
American Axle & Manufacturing Holdings *	112,528	2,250
American Eagle Outfitters	189,252	3,079
ANN *	99,789	3,559
Arctic Cat	15,790	888
Asbury Automotive Group *	29,154	1,514
Autoliv	32,900	3,055
Beazer Homes USA * (A)	118,593	2,468
Big Lots *	83,825	3,213
BJ’s Restaurants * (A)	35,921	1,065
Bloomin’ Brands *	141,119	3,697
Bravo Brio Restaurant Group *	11,600	185
Bright Horizons Family Solutions *	67,865	2,365
Brinker International	45,200	2,126
Brunswick	139,313	6,367
Buffalo Wild Wings *	15,655	2,352
Cabela’s *	30,430	1,864
Callaway Golf (A)	107,060	867
Capella Education *	35,460	2,330
Carter’s (A)	70,784	5,002
Cato, Cl A	46,500	1,583
CEC Entertainment	20,800	997
Children’s Place Retail Stores *	16,050	883
Columbia Sportswear (A)	7,323	508
Conn’s * (A)	62,457	3,768
Container Store Group *	45,096	1,835
Core-Mark Holding	9,279	685
Crocs *	24,700	341
CST Brands	4,300	141
Dana Holdings	48,305	980
Darden Restaurants	32,671	1,742
Destination XL Group *	45,400	319
Dick’s Sporting Goods (A)	36,900	2,086
Dillard’s, Cl A	25,000	2,288
Dollar General *	23,136	1,317
DR Horton (A)	144,644	2,875
Drew Industries *	38,420	2,083
Dunkin’ Brands Group (A)	26,632	1,304
Ethan Allen Interiors (A)	30,026	928
Express *	95,858	2,359
Extended Stay America *	18,137	457
Fiesta Restaurant Group *	24,510	1,200
Five Below *	96,657	5,138
FTD *	18,620	614
GameStop, Cl A (A)	41,959	2,025
Gannett (A)	193,860	5,246
Genesco *	12,955	970
Gildan Activewear, Cl A	74,084	3,591
Harley-Davidson (A)	21,886	1,467
Harman International Industries	27,700	2,245
Hasbro (A)	25,150	1,354
Haverty Furniture	41,119	1,172
Hibbett Sports * (A)	95,071	6,139
HomeAway * (A)	110,739	4,042
HSN	59,118	3,394
Ignite Restaurant Group *	7,400	91
Imax * (A)	220,378	6,794
International Game Technology	114,900	2,010
Interpublic Group	63,622	1,107

Description	Shares	Market Value ($ Thousands)

Jack in the Box *	47,544	$2,251
Jones Group	8,600	121
K12 * (A)	30,000	631
Krispy Kreme Doughnuts *	48,117	1,221
La-Z-Boy, Cl Z	83,875	2,454
Lear	31,200	2,587
LGI Homes *	20,500	316
Libbey *	47,700	1,097
Life Time Fitness * (A)	21,830	1,059
LKQ *	63,311	2,099
Lumber Liquidators Holdings * (A)	59,612	6,002
Matthews International, Cl A (A)	33,715	1,422
MDC Partners, Cl A	39,450	898
Men’s Wearhouse	6,303	322
Meredith	20,360	1,086
Monro Muffler (A)	45,729	2,426
National CineMedia	263,796	4,920
Newell Rubbermaid	52,951	1,607
Oxford Industries (A)	13,852	1,042
Panera Bread, Cl A *	13,358	2,363
Pep Boys-Manny Moe & Jack *	56,400	773
PetSmart	18,720	1,387
Pier 1 Imports	194,344	4,332
Polaris Industries (A)	19,939	2,661
Quiksilver *	178,140	1,585
Red Robin Gourmet Burgers *	30,583	2,438
Regis	25,060	401
Rent-A-Center, Cl A (A)	37,700	1,284
Restoration Hardware Holdings *	41,998	3,171
Ryland Group (A)	102,812	4,063
Sally Beauty Holdings *	234,209	6,591
Samsonite International	816,250	2,443
Scholastic (A)	45,700	1,395
Scientific Games, Cl A *	47,113	846
Select Comfort *	38,380	810
Shutterfly * (A)	126,488	5,974
Six Flags Entertainment	110,018	4,094
Skechers U.S.A., Cl A *	92,968	3,125
SodaStream International * (A)	19,150	1,101
Stage Stores (A)	43,100	906
Standard Pacific *	366,146	2,995
Steven Madden *	49,278	1,920
TAL Education Group ADR	104,150	2,052
Taylor Morrison Home, Cl A *	106,249	2,322
Tenneco *	51,083	2,932
TRW Automotive Holdings *	39,800	3,088
Tuesday Morning *	94,572	1,310
Tupperware Brands (A)	10,737	981
Ulta Salon Cosmetics & Fragrance *	18,069	2,294
Vail Resorts	11,345	860
Vera Bradley * (A)	18,340	461
Visteon *	20,000	1,573
Vitamin Shoppe *	46,273	2,511
Wendy’s	198,493	1,709
Whirlpool	12,400	1,894
Wolverine World Wide (A)	168,401	5,542
Wyndham Worldwide	58,317	4,182
zulily, Cl A * (A)	51,474	1,801
Zumiez * (A)	29,343	815

		254,259

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 2.5%
Casey’s General Stores	91,601	$6,817
Central Garden and Pet, Cl A *	31,306	245
Chefs’ Warehouse * (A)	74,449	1,911
Chiquita Brands International *	49,300	521
Coca-Cola Enterprises	28,535	1,197
Darling International *	184,767	3,830
Energizer Holdings	15,300	1,688
Fresh Del Monte Produce	57,800	1,619
Fresh Market *	29,571	1,204
Hain Celestial Group *	24,698	2,042
Ingredion	32,953	2,279
J&J Snack Foods	10,870	934
JM Smucker	15,718	1,638
Kroger	38,780	1,619
Molson Coors Brewing, Cl B	34,910	1,838
Omega Protein *	90,700	1,229
Pantry *	50,758	731
Prestige Brands Holdings *	13,920	491
Rite Aid *	294,824	1,745
Snyders-Lance (A)	24,557	708
Spartan Stores	43,442	1,008
Spectrum Brands Holdings	39,701	2,802
Sprouts Farmers Market *	40,408	1,529
SUPERVALU *	94,000	606
Susser Holdings * (A)	12,027	770
Sysco (A)	42,111	1,416
TreeHouse Foods *	13,322	935
Universal (A)	10,200	532
Weis Markets	17,700	903
WhiteWave Foods, Cl A *	215,255	4,579

		49,366

Energy — 5.3%
Alberta Oilsands *	1,600,500	196
Approach Resources * (A)	59,600	1,263
Athlon Energy *	88,288	2,880
Bonanza Creek Energy *	12,850	589
Carrizo Oil & Gas *	14,912	603
Cloud Peak Energy *	20,600	341
Core Laboratories	14,342	2,612
CVR Energy	16,500	651
Delek US Holdings	36,800	1,114
Diamondback Energy *	45,908	2,283
Dresser-Rand Group *	82,074	4,632
Dril-Quip *	42,002	4,560
Emerald Oil *	76,619	556
EPL Oil & Gas *	70,680	2,025
EQT	17,902	1,524
Evolution Petroleum	11,700	145
Exterran Holdings *	26,175	851
Forum Energy Technologies * (A)	121,624	3,285
Geospace Technologies *	24,549	2,142
Goodrich Petroleum * (A)	23,641	455
Gulfmark Offshore, Cl A	20,306	1,002
Gulfport Energy * (A)	58,274	3,405
Helix Energy Solutions Group *	142,294	3,160
Helmerich & Payne	44,300	3,411
Hornbeck Offshore Services *	19,860	1,006
Key Energy Services *	88,703	696
Kinder Morgan Escrow	646	—
Kodiak Oil & Gas *	268,185	3,041
Laredo Petroleum Holdings *	67,177	1,813
Matador Resources * (A)	75,383	1,643

Description	Shares	Market Value ($ Thousands)

McDermott International *	243,363	$1,983
Nabors Industries	117,504	1,945
Navigator Holdings *	26,700	565
Newfield Exploration *	52,348	1,471
Newpark Resources * (A)	85,200	1,028
Northern Oil And Gas *	44,829	715
Nuverra Environmental Solutions * (A)	415,600	715
Oasis Petroleum *	98,700	4,553
Oil States International *	12,703	1,300
Painted Pony Petroleum *	116,700	710
Parker Drilling *	301,100	2,388
PDC Energy * (A)	81,220	4,785
Pioneer Energy Services *	160,570	1,159
Pioneer Natural Resources	7,893	1,403
Range Resources	11,266	875
Rex Energy * (A)	82,439	1,581
Rosetta Resources * (A)	107,806	5,452
Scorpio Tankers	91,400	1,049
SemGroup, Cl A	24,405	1,498
Spectra Energy	53,482	1,794
StealthGas * (A)	39,500	485
Superior Energy Services *	104,242	2,656
Swift Energy * (A)	54,011	719
Synergy Resources *	41,075	388
Targa Resources	16,419	1,331
Tesoro	58,000	3,400
TETRA Technologies *	83,230	1,027
USEC * (A)	2,443	23
W&T Offshore (A)	17,500	301
Western Refining (A)	98,600	3,852
World Fuel Services (A)	22,079	848

		103,883

Financials — 20.5%
1st Source	800	26
Acadia Realty Trust ‡	38,865	1,009
Affiliated Managers Group *	2,572	515
Alexandria Real Estate Equities ‡	42,994	2,720
Allied World Assurance Holdings	15,000	1,690
Allstate	24,863	1,349
Altisource Residential, Cl B ‡	59,447	1,656
American Assets Trust ‡	28,970	904
American Campus Communities ‡	74,824	2,427
American Capital Mortgage Investment ‡	18,100	342
American Equity Investment Life Holding (A)	34,800	825
American Financial Group	127,681	7,362
Ameriprise Financial	45,516	4,927
Amtrust Financial Services (A)	55,007	2,300
Apartment Investment & Management, Cl A ‡	82,108	2,062
Arch Capital Group * (A)	79,695	4,688
Ares Capital	43,000	790
Artisan Partners Asset Management, Cl A	12,100	747
Aspen Insurance Holdings	34,400	1,390
Associated Banc	73,700	1,271
Assured Guaranty	98,993	2,324
AvalonBay Communities ‡	21,913	2,598

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Banco Latinoamericano de Comercio Exterior, Cl E	84,745	$2,283
Bancorpsouth (A)	175,486	4,196
Bank of the Ozarks (A)	51,120	2,870
BankUnited	58,311	1,882
Banner	68,190	2,964
BioMed Realty Trust ‡ (A)	80,100	1,488
Boston Private Financial Holdings	157,724	1,876
Boston Properties ‡	16,200	1,612
Brandywine Realty Trust ‡	142,700	1,895
Brixmor Property Group ‡ *	4,550	92
Brookfield Properties (A)	31,750	610
Calamos Asset Management, Cl A	41,900	465
Campus Crest Communities ‡ (A)	43,100	429
Cardinal Financial	27,889	495
CBL & Associates Properties ‡	106,592	1,925
Central Pacific Financial	58,300	1,159
Chimera Investment ‡	245,200	723
City National	14,190	1,084
CNA Financial	54,600	2,267
CNO Financial Group	506,016	8,562
CoBiz Financial	98,715	1,170
Cole Real Estate Investment ‡	85,373	1,222
Commerce Bancshares	1	—
CommonWealth ‡	67,750	1,617
Community Trust Bancorp	15,687	717
CoreSite Realty ‡	20,925	677
CubeSmart ‡	155,108	2,516
Customers Bancorp *	11,400	199
CYS Investments ‡	174,400	1,395
DDR ‡	231,050	3,694
DiamondRock Hospitality ‡	236,008	2,698
Dime Community Bancshares	43,800	737
Douglas Emmett ‡	45,400	1,043
Duke Realty ‡	46,950	713
Eagle Bancorp *	79,402	2,589
East West Bancorp	64,715	2,218
EastGroup Properties ‡	40,652	2,463
Eaton Vance (A)	52,873	2,211
Education Realty Trust ‡	182,541	1,588
Employers Holdings	81,850	2,671
Endurance Specialty Holdings	57,059	3,247
Equity One ‡ (A)	48,415	1,084
Equity Residential ‡	72,750	3,750
Essex Property Trust ‡	4,750	721
Everest Re Group	19,700	3,089
Extra Space Storage ‡	13,550	568
FBR *	27,233	766
Federated Investors, Cl B (A)	31,936	872
FelCor Lodging Trust ‡ *	76,500	560
Fidelity National Financial, Cl A	70,921	2,062
Fifth Third Bancorp	111,733	2,270
Financial Engines (A)	85,054	5,762
First BanCorp * (A)	448,898	2,864
First Financial Holdings	28,400	1,871
First Horizon National (A)	352,245	3,949
First Midwest Bancorp	125,671	2,307
First NBC Bank Holding *	25,369	733
First Niagara Financial Group	464,581	5,175
Flushing Financial	66,600	1,439
Forest City Enterprises, Cl A *	42,560	830
Forestar Group *	22,785	441

Description	Shares	Market Value ($ Thousands)

Fulton Financial	93,546	$1,223
FXCM, Cl A (A)	46,104	768
General Growth Properties ‡	97,220	2,017
Genworth Financial, Cl A *	253,788	3,835
Geo Group ‡	27,200	892
Glacier Bancorp	48,745	1,460
Government Properties Income Trust ‡	9,700	241
Hancock Holding	90,807	3,196
Hanover Insurance Group	57,432	3,464
Hartford Financial Services Group (A)	56,657	2,019
HCP ‡	76,950	2,829
Health Care ‡	38,300	2,144
Highwoods Properties ‡ (A)	24,075	865
Home Loan Servicing Solutions	22,400	521
Horace Mann Educators	121,817	3,742
Hospitality Properties Trust ‡	89,900	2,443
Host Hotels & Resorts ‡	214,104	3,942
Huntington Bancshares	646,464	5,935
Iberiabank	44,909	2,816
Infinity Property & Casualty	21,074	1,504
Inland Real Estate ‡	138,600	1,502
International Bancshares	47,046	1,227
Investment Technology Group *	139,668	2,736
Investors Bancorp	34,824	838
Janus Capital Group (A)	305,465	3,323
Jones Lang LaSalle	46,945	4,587
Kennedy-Wilson Holdings	45,700	941
KeyCorp	411,308	5,244
Kilroy Realty ‡	9,100	458
Kimco Realty ‡	87,200	1,798
LaSalle Hotel Properties ‡	26,815	840
Lexington Realty Trust ‡ (A)	565,437	5,807
Liberty Property Trust ‡	10,500	340
Lincoln National	51,900	2,664
LPL Financial Holdings	83,623	3,585
Macerich ‡	38,298	2,181
Mack-Cali Realty ‡	22,400	456
Maiden Holdings	80,800	1,023
MarketAxess Holdings	51,050	3,593
Meadowbrook Insurance Group	225,400	1,666
Medical Properties Trust ‡	163,431	2,159
MFA Mortgage Investments ‡	404,615	2,950
Mid-America Apartment Communities ‡ (A)	18,135	1,092
Montpelier Re Holdings	75,900	2,206
MSCI, Cl A *	58,872	2,613
National Penn Bancshares	303,887	3,431
Nelnet, Cl A	79,400	3,573
Northfield Bancorp	47,763	621
NorthStar Realty Finance ‡ (A)	300,585	2,970
Ocwen Financial *	16,300	923
OFG Bancorp (A)	196,943	3,388
Old National Bancorp	83,485	1,298
Omega Healthcare Investors ‡	30,800	1,007
OmniAmerican Bancorp *	9,700	214
PacWest Bancorp (A)	97,451	4,009
PartnerRe	39,091	4,023
Pebblebrook Hotel Trust ‡	94,014	2,851
Pennsylvania ‡	137,572	2,475
Platinum Underwriters Holdings	21,378	1,355
Popular *	176,775	5,052

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Post Properties ‡	13,240	$567
ProAssurance	25,439	1,223
Prologis ‡	102,809	3,900
Prosperity Bancshares (A)	15,110	969
Public Storage ‡	17,128	2,615
Radian Group (A)	74,890	1,068
RAIT Financial Trust ‡	22,999	189
Regency Centers ‡	19,700	923
Regions Financial	213,300	2,075
Reinsurance Group of America, Cl A	53,956	4,046
Republic Bancorp, Cl A (A)	34,400	854
RLJ Lodging Trust ‡	47,600	1,149
Ryman Hospitality Properties ‡ (A)	39,955	1,673
Safeguard Scientifics *	59,562	1,111
Selective Insurance Group	43,075	1,214
Signature Bank NY *	22,810	2,424
Simon Property Group ‡	44,579	6,680
SL Green Realty ‡	11,450	1,036
StanCorp Financial Group (A)	36,700	2,353
Starwood Property Trust ‡	17,800	496
Stifel Financial * (A)	49,680	2,224
Sunstone Hotel Investors ‡	298,508	3,902
SunTrust Banks	55,232	2,001
Susquehanna Bancshares	313,218	3,944
SVB Financial Group *	53,516	5,418
Synovus Financial	872,815	3,046
Taubman Centers ‡	12,750	834
TCF Financial (A)	157,014	2,460
Texas Capital Bancshares *	18,665	1,048
THL Credit	18,500	314
Tower Group International * (A)	51,438	214
Two Harbors Investment ‡	28,300	262
UDR ‡	53,350	1,241
Umpqua Holdings (A)	38,761	714
United Community Banks *	33,900	622
Unum Group	130,609	4,384
Validus Holdings	49,000	1,962
Ventas ‡	32,750	1,861
ViewPoint Financial Group	22,100	561
Virtus Investment Partners *	14,213	2,953
Vornado Realty Trust ‡	26,600	2,339
Waddell & Reed Financial, Cl A	51,761	3,299
Walter Investment Management *	17,800	679
Weingarten Realty Investors ‡ (A)	26,600	759
WesBanco	53,800	1,695
Western Alliance Bancorp *	224,549	5,214
Willis Group Holdings	37,039	1,659
Winthrop Realty Trust ‡	129,800	1,500
WisdomTree Investments *	126,185	1,933
WSFS Financial	26,560	2,017
Zions Bancorporation (A)	217,983	6,393

		402,189

Health Care — 11.6%
Acadia Healthcare * (A)	197,605	9,129
Accuray * (A)	157,400	1,256
Aegerion Pharmaceuticals *	13,520	959
Akorn * (A)	105,243	2,710
Alere *	23,600	772
Algeta *	39,757	2,295
Align Technology *	50,220	2,744

Description	Shares	Market Value ($ Thousands)

Alkermes *	46,557	$1,880
Alnylam Pharmaceuticals * (A)	23,765	1,454
AmerisourceBergen	19,559	1,380
Amsurg, Cl A *	32,058	1,549
athenahealth * (A)	52,128	6,838
BioMarin Pharmaceutical *	12,957	912
Cardiovascular Systems *	11,894	395
CareFusion *	44,139	1,759
Celldex Therapeutics * (A)	80,091	2,223
Centene *	32,009	1,912
Charles River Laboratories International *	95,787	4,997
CONMED	25,450	1,036
Covance *	42,456	3,582
Cross Country Healthcare *	23,800	182
Cubist Pharmaceuticals *	62,887	4,308
Dentsply International	35,416	1,684
DexCom *	157,446	5,210
Endo Health Solutions * (A)	51,379	3,452
Endologix * (A)	202,328	3,616
Ensign Group	24,000	1,084
Envision Healthcare Holdings *	93,600	2,772
ExamWorks Group * (A)	159,226	4,699
Exelixis * (A)	202,740	1,182
Furiex Pharmaceuticals *	41,111	1,850
Greatbatch *	29,360	1,193
Haemonetics *	27,271	1,153
Health Net *	68,756	2,101
HealthSouth	179,172	6,413
HeartWare International * (A)	51,504	4,965
Hill-Rom Holdings	20,700	857
HMS Holdings * (A)	56,673	1,299
Humana	21,700	2,257
Hyperion Therapeutics * (A)	56,453	1,442
ICON *	62,767	2,394
Idexx Laboratories * (A)	20,031	2,086
ImmunoGen * (A)	78,310	1,138
Incyte * (A)	49,386	2,301
Insulet * (A)	81,700	3,025
Intercept Pharmaceuticals *	12,912	676
IPC The Hospitalist * (A)	15,254	959
Ironwood Pharmaceuticals, Cl A * (A)	194,532	2,222
Isis Pharmaceuticals * (A)	78,240	3,033
Jazz Pharmaceuticals *	25,320	2,961
Karyopharm Therapeutics *	15,875	259
Keryx Biopharmaceuticals * (A)	246,436	3,423
Kindred Healthcare	76,300	1,285
KYTHERA Biopharmaceuticals * (A)	20,081	783
LDR Holding *	32,779	722
Magellan Health Services *	37,146	2,273
Masimo *	95,753	2,741
Medical Action Industries *	24,200	208
Medicines *	50,650	1,854
Medivation *	26,810	1,689
MEDNAX * (A)	51,383	5,693
Mettler Toledo International * (A)	5,857	1,444
Momenta Pharmaceuticals *	49,030	872
Natus Medical *	13,500	311
NewLink Genetics * (A)	69,045	1,553
NPS Pharmaceuticals *	173,611	4,585
Orexigen Therapeutics *	249,756	1,706
Pacira Pharmaceuticals * (A)	93,427	5,156

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

PAREXEL International * (A)	44,870	$1,850
Patterson	47,748	1,981
PDL BioPharma (A)	117,800	1,151
PerkinElmer	33,970	1,292
Pharmacyclics *	17,943	2,234
PharMerica *	51,500	1,163
Portola Pharmaceuticals *	70,785	1,770
Premier, Cl A *	52,690	1,734
Puma Biotechnology * (A)	33,138	1,650
Quest Diagnostics (A)	26,372	1,607
Questcor Pharmaceuticals (A)	17,700	1,027
Quidel * (A)	55,094	1,386
Salix Pharmaceuticals *	27,330	2,318
Sciclone Pharmaceuticals *	183,521	896
Seattle Genetics * (A)	43,697	1,795
Select Medical Holdings	143,000	1,238
Sirona Dental Systems *	22,940	1,578
Skilled Healthcare Group, Cl A * (A)	98,400	506
Spectranetics *	85,037	1,978
Surgical Care Affiliates *	34,551	1,052
Symmetry Medical *	56,500	554
Synageva BioPharma * (A)	35,103	2,121
Tandem Diabetes Care *	37,122	817
Team Health Holdings *	148,778	6,952
TearLab * (A)	63,906	599
Techne	31,033	2,655
Teleflex	9,579	942
TESARO *	56,307	2,196
United Therapeutics * (A)	36,600	3,379
Universal Health Services, Cl B	52,916	4,362
Varian Medical Systems * (A)	29,122	2,273
VCA Antech *	100,078	2,997
Veeva Systems, Cl A *	9,540	386
Volcano * (A)	55,564	1,265
WellCare Health Plans *	92,157	6,847

		227,404

Industrials — 17.7%
AAR	47,800	1,492
ACCO Brands * (A)	63,200	380
Actuant, Cl A (A)	192,097	7,507
Acuity Brands (A)	17,113	1,755
Aegean Marine Petroleum Network	42,600	457
AGCO	53,500	3,118
Air Transport Services Group *	56,300	438
Aircastle	119,900	2,244
Alliant Techsystems	26,500	3,213
Altra Holdings	118,672	3,605
AMERCO *	13,118	3,040
American Science & Engineering	5,066	363
Applied Industrial Technologies	70,869	3,429
Armstrong World Industries *	63,254	3,365
Avis Budget Group * (A)	101,534	3,743
Barnes Group	34,855	1,272
BE Aerospace *	32,329	2,813
Beacon Roofing Supply * (A)	61,745	2,296
Brink’s	11,900	399
Carlisle	39,680	2,917
Chart Industries *	29,295	2,850
Cintas (A)	29,969	1,663
CIRCOR International	19,725	1,565
Clean Harbors * (A)	106,950	5,644

Description	Shares	Market Value ($ Thousands)

Colfax *	34,845	$2,024
Consolidated Graphics *	26,200	1,688
Con-way	82,903	3,431
Corporate Executive Board	61,305	4,514
Curtiss-Wright	50,107	2,644
Deluxe (A)	110,693	5,500
Diana Shipping * (A)	110,920	1,270
DigitalGlobe *	175,959	6,968
Dover	19,454	1,765
Dycom Industries *	176,554	4,997
EMCOR Group	108,871	4,325
EnerSys (A)	41,755	2,979
Engility Holdings *	6,300	201
EnPro Industries * (A)	15,574	881
Esterline Technologies *	46,075	4,056
Expeditors International of Washington	61,046	2,652
Flow International *	60,600	244
Fluor	21,153	1,646
FreightCar America	1,900	44
FTI Consulting * (A)	27,516	1,236
G&K Services, Cl A	44,032	2,652
Generac Holdings * (A)	77,563	4,131
General Cable (A)	28,942	843
Genesee & Wyoming, Cl A * (A)	87,167	8,385
Global Power Equipment Group (A)	22,300	436
GrafTech International * (A)	393,414	4,532
Great Lakes Dredge & Dock *	102,500	913
HD Supply Holdings *	77,906	1,641
Heico, Cl A	125,720	5,211
Hertz Global Holdings *	107,991	2,620
Hexcel *	182,672	8,025
ICF International *	10,000	362
IDEX	40,100	2,860
Interface, Cl A	182,371	3,656
ITT	32,416	1,323
JetBlue Airways * (A)	136,600	1,214
Kadant	70,933	2,938
KAR Auction Services	70,092	1,934
Kennametal	87,621	4,160
KEYW Holding * (A)	90,957	1,127
Kirby *	35,545	3,357
L-3 Communications Holdings, Cl 3	31,900	3,300
Landstar System	42,345	2,377
Lincoln Electric Holdings	33,040	2,362
Lindsay Manufacturing (A)	21,062	1,609
Lydall *	49,700	886
Middleby *	14,100	3,114
Mobile Mini *	66,397	2,682
Moog, Cl A *	76,445	5,250
MRC Global *	11,800	361
MSC Industrial Direct, Cl A	32,474	2,495
MYR Group *	21,600	549
Navistar International * (A)	60,481	2,431
NN	85,100	1,698
Nordson	30,164	2,175
Northwest Pipe *	26,620	1,038
Old Dominion Freight Line *	196,723	10,137
On Assignment *	60,284	2,051
Orion Marine Group * (A)	89,745	1,065
Oshkosh Truck	91,815	4,476
Owens Corning *	138,736	5,433
Parker Hannifin	16,536	1,949

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Pitney Bowes (A)	103,400	$2,396
Polypore International * (A)	76,374	2,901
Primoris Services	180,609	5,194
Rand Logistics * (A)	28,500	148
RBC Bearings *	28,292	1,935
Regal-Beloit	89,881	6,613
Ritchie Bros Auctioneers (A)	104,427	2,156
Rollins	40,248	1,132
Ryder System	24,400	1,704
Sensata Technologies Holding * (A)	137,300	5,352
Simpson Manufacturing	32,610	1,184
SkyWest	49,700	840
Spirit Aerosystems Holdings, Cl A *	121,600	3,969
Spirit Airlines *	94,267	4,324
Standard Parking *	49,093	1,200
Stanley Black & Decker	23,699	1,929
Steelcase, Cl A	151,050	2,467
Swift Transporation, Cl A * (A)	108,675	2,516
TAL International Group (A)	26,500	1,448
Team *	26,059	1,066
Teledyne Technologies *	39,506	3,663
Tennant	37,069	2,419
Terex *	85,669	3,112
Tetra Tech *	60,574	1,732
Textron (A)	100,075	3,325
Timken	18,800	973
Titan Machinery * (A)	36,700	654
Towers Watson, Cl A	12,750	1,436
TransDigm Group *	17,956	2,810
Trimas *	29,321	1,073
Trinity Industries	41,500	2,154
Triumph Group	23,376	1,728
TrueBlue *	277,628	7,091
Tutor Perini *	68,400	1,675
United Rentals * (A)	43,050	2,959
URS	53,800	2,796
US Ecology	44,605	1,716
USG * (A)	68,896	1,887
Valmont Industries	19,330	2,797
Wabash National *	14,000	170
Wabtec	60,169	4,152
WageWorks *	99,539	5,704
Watts Water Technologies, Cl A (A)	20,876	1,255
WESCO International * (A)	78,730	6,769
Xylem	50,636	1,750

		348,665

Information Technology — 18.6%
Acxiom *	103,035	3,429
ADTRAN	41,963	1,078
Advent Software *	46,928	1,650
Amdocs	53,400	2,161
Angie’s List * (A)	147,799	1,924
ARRIS Group *	159,281	3,268
Arrow Electronics *	55,076	2,828
Aspen Technology *	155,887	6,162
Atmel *	771,184	5,900
Avnet	34,300	1,369
Bankrate * (A)	194,769	3,650
Belden	42,658	2,987
Benchmark Electronics *	68,300	1,570
Black Box	42,000	1,176

Description	Shares	Market Value ($ Thousands)

Blackbaud	134,855	$4,878
Broadridge Financial Solutions	108,088	4,124
Brocade Communications Systems *	228,700	2,010
CACI International, Cl A * (A)	20,993	1,507
Cadence Design Systems * (A)	682,837	9,048
Cavium * (A)	136,844	4,954
CDW	97,915	2,183
ChannelAdvisor *	14,382	494
Chegg *	19,141	157
ciber * (A)	174,400	691
Ciena * (A)	204,888	4,551
Coherent *	12,926	892
CommVault Systems *	19,780	1,481
Computer Sciences	33,500	1,763
Computer Task Group	35,700	680
Comtech Telecommunications	34,396	1,106
Concur Technologies * (A)	37,513	3,642
Constant Contact *	118,848	3,253
Convergys	133,700	2,743
Cornerstone OnDemand * (A)	61,356	3,094
CoStar Group *	62,368	11,615
Criteo ADR * (A)	24,561	887
Dealertrack Technologies *	213,261	8,914
Demandware *	71,224	4,036
Diebold	76,331	2,605
Digi International *	52,300	602
Diodes *	15,200	310
DTS * (A)	26,616	596
EarthLink	157,020	856
Emulex *	84,888	633
Envestnet *	144,515	5,744
Euronet Worldwide *	76,087	3,686
Exar *	55,200	676
ExlService Holdings *	32,231	850
Fairchild Semiconductor International, Cl A *	267,772	3,409
Fidelity National Information Services	38,881	1,970
FireEye *	19,679	755
First Solar * (A)	41,071	2,457
FleetMatics Group * (A)	159,669	6,179
Gartner *	42,444	2,744
Genpact *	47,070	843
Global Payments (A)	57,882	3,649
Guidewire Software * (A)	125,397	5,985
Harris	44,500	2,871
Heartland Payment Systems (A)	77,269	3,470
Himax Technologies ADR (A)	253,826	2,538
IAC	22,930	1,312
Infinera * (A)	199,920	1,859
Infoblox *	114,389	3,635
Informatica * (A)	90,734	3,521
Inphi *	53,318	666
Insight Enterprises *	72,500	1,745
Integrated Device Technology *	365,943	3,630
Interactive Intelligence Group *	54,377	3,537
Intersil, Cl A	204,467	2,151
IntraLinks Holdings *	70,450	769
Ixia *	69,620	904
Jabil Circuit	69,114	1,401
Jack Henry & Associates	67,124	3,811
Juniper Networks *	66,603	1,350
Kulicke & Soffa Industries *	12,000	151

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Lam Research *	37,080	$1,932
Lattice Semiconductor *	448,751	2,500
Lexmark International, Cl A (A)	49,300	1,744
Liquidity Services * (A)	21,639	501
Littelfuse	28,082	2,442
LogMeIn *	47,130	1,626
Marketo * (A)	7,096	207
Marvell Technology Group	114,600	1,631
MAXIMUS	97,776	4,449
Measurement Specialties *	43,808	2,424
Microchip Technology (A)	42,681	1,848
MKS Instruments (A)	36,898	1,098
National Instruments	39,905	1,247
NQ Mobile ADR * (A)	40,808	533
ON Semiconductor *	197,078	1,397
OpenTable * (A)	34,240	2,861
OSI Systems *	37,054	2,842
Palo Alto Networks *	9,200	460
Pandora Media * (A)	140,109	3,979
Plantronics	11,500	514
Plexus *	71,208	2,875
Power Integrations	33,298	1,780
PRGX Global *	81,800	538
Progress Software *	55,441	1,460
PTC *	297,740	9,689
RealPage * (A)	135,398	3,034
Responsys *	168,876	2,856
RF Micro Devices *	279,709	1,477
Saba Software *	67,100	802
Seagate Technology	48,600	2,383
ServiceSource International *	225,330	2,188
Shutterstock * (A)	64,114	4,743
Solera Holdings	69,548	4,642
Sonus Networks *	396,571	1,154
Splunk *	18,623	1,344
SPS Commerce *	35,129	2,310
SS&C Technologies Holdings *	219,580	9,466
Stamps.com *	35,823	1,650
Stratasys * (A)	19,030	2,241
Sykes Enterprises * (A)	25,898	573
Symantec	70,655	1,589
Synaptics * (A)	30,200	1,525
Synopsys *	49,034	1,796
Tableau Software, Cl A *	66,324	4,347
Tech Data *	31,800	1,649
Teradata *	65,878	3,007
Teradyne * (A)	101,000	1,720
Textura * (A)	42,003	1,422
Tremor Video *	148,974	693
Trimble Navigation *	91,596	2,922
TriQuint Semiconductor * (A)	194,027	1,529
Trulia *	121,176	4,161
Tyler Technologies *	23,670	2,429
Ultimate Software Group *	29,085	4,557
Ultra Clean Holdings *	59,014	588
Ultratech *	30,900	818
United Online (A)	13,300	211
Verint Systems *	92,097	3,492
Virtusa *	59,737	2,108
Vishay Intertechnology * (A)	183,947	2,378
VistaPrint * (A)	50,601	2,901
Web.com Group * (A)	187,778	5,361
Western Digital	36,000	2,702
WEX *	59,373	5,893
Wix.com * (A)	50,700	1,039

Description	Shares	Market Value ($ Thousands)

WNS Holdings ADR *	124,340	$2,489
Yelp, Cl A *	62,379	3,786
Zebra Technologies, Cl A *	23,113	1,198
Zillow, Cl A * (A)	22,000	1,730

		365,205

Materials — 4.4%
Air Products & Chemicals	11,915	1,297
Albemarle	27,393	1,882
Allegheny Technologies (A)	82,563	2,743
Cabot	53,600	2,616
Chemtura *	114,833	3,031
Cliffs Natural Resources (A)	17,700	443
Crown Holdings *	59,360	2,620
Cytec Industries	11,801	1,056
Domtar	18,100	1,548
Eastman Chemical	9,900	763
Glatfelter	51,000	1,428
Greif, Cl A	49,848	2,739
GSE Holding *	58,100	120
H.B. Fuller	89,491	4,585
Huntsman	111,600	2,559
Innophos Holdings	21,468	1,030
Kaiser Aluminum (A)	38,012	2,559
KapStone Paper and Packaging *	110,349	5,879
LSB Industries *	22,100	709
Methanex	68,465	4,204
Minerals Technologies	22,995	1,366
Neenah Paper	35,800	1,503
Nucor	23,691	1,210
Olin (A)	74,800	1,857
Owens-Illinois *	58,908	1,944
PolyOne	279,122	9,060
Reliance Steel & Aluminum	27,544	2,025
Rock Tenn, Cl A	22,608	2,135
Rockwood Holdings	51,489	3,525
RTI International Metals * (A)	127,033	4,430
Schweitzer-Mauduit International	9,300	480
Scotts Miracle-Gro, Cl A (A)	41,769	2,447
Sensient Technologies	93,323	4,586
Silgan Holdings	63,712	2,978
Steel Dynamics	61,000	1,111
UFP Technologies *	47,600	1,219
US Silica Holdings (A)	35,946	1,240

		86,927

Telecommunication Services — 0.4%
Inteliquent	48,200	558
Iridium Communications * (A)	139,300	857
RingCentral, Cl A *	44,097	700
SBA Communications, Cl A * (A)	27,161	2,313
USA Mobility	76,117	1,118
Vonage Holdings *	481,600	1,594

		7,140

Utilities — 2.3%
AGL Resources	38,819	1,806
ALLETE	19,850	978
Ameren	79,700	2,857
Avista	90,600	2,469
Cadiz * (A)	52,900	313
Cleco	40,094	1,833
Edison International	20,626	953

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Empire District Electric (A)	14,200	$322
Great Plains Energy	193,299	4,589
IDACORP	22,015	1,138
NorthWestern	6,000	264
NRG Energy	102,164	2,703
Piedmont Natural Gas (A)	14,200	471
Pinnacle West Capital	50,753	2,708
PNM Resources	125,052	2,910
Portland General Electric (A)	236,903	7,062
SCANA	45,963	2,168
Southwest Gas	19,565	1,038
UGI	55,793	2,246
UIL Holdings (A)	39,430	1,480
Vectren	60,620	2,102
WGL Holdings	22,660	903
Xcel Energy	58,517	1,640

		44,953

Total Common Stock (Cost $1,377,269) ($ Thousands)		1,889,991

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 ETF (A)	26,017	2,953
iShares Russell 2000 Growth ETF (A)	15,110	2,013
iShares Russell 2000 Value ETF (A)	28,000	2,748

Total Exchange Traded Funds (Cost $6,219) ($ Thousands)		7,714

	Number Of Warrants
WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/14 *	18,718	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 19.7%
SEI Liquidity Fund, L.P.
0.080% ** † (B)	388,102,036	388,102

Total Affiliated Partnership (Cost $388,102) ($ Thousands)		388,102

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	24,990,851	24,991

Total Cash Equivalent
(Cost $24,991) ($ Thousands)		24,991

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.065%, 07/24/2014	$1,023	1,022
0.047%, 02/06/2014	2,219	2,219
0.040%, 01/09/2014	3,939	3,939

Total U.S. Treasury Obligations (Cost $7,180) ($ Thousands)		7,180

Total Investments — 118.0% (Cost $1,803,761) ($ Thousands)		$2,317,978

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	145	Dec-2013	$876
S&P Mid 400 E-MINI	119	Dec-2013	572

			$1,448

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,965,121 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $378,288 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $388,102 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,889,991	$—	$—	$1,889,991
Exchange Traded Funds	7,714	—	—	7,714
Warrants	—	—	—	—
Affiliated Partnership	—	388,102	—	388,102
Cash Equivalent	24,991	—	—	24,991
U.S. Treasury Obligations	—	7,180	—	7,180

Total Investments in Securities	$1,922,696	$395,282	$—	$2,317,978

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,448	$—	$—	$1,448

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 7.3%
Advance Auto Parts	21,542	$2,176
Bed Bath & Beyond *	40,800	3,184
Best Buy	29,800	1,208
Big Lots *	4,816	185
Brinker International	24,909	1,171
Canadian Tire, Cl A	44,700	4,210
Cogeco Cable	13,400	608
Cracker Barrel Old Country Store	24,700	2,680
DIRECTV *	98,000	6,479
DSW, Cl A	94,482	4,236
GameStop, Cl A	60,300	2,909
Gap	87,400	3,581
Graham Holdings	5,100	3,435
Hasbro	40,200	2,164
Kohl’s	78,100	4,317
Madison Square Garden, Cl A *	10,243	577
McDonald’s	33,700	3,281
Morningstar	49,811	4,155
News *	154,541	2,775
Norwegian Cruise Line Holdings *	22,605	771
Panera Bread, Cl A *	4,300	761
PetSmart	84,932	6,294
Scripps Networks Interactive, Cl A	23,900	1,783
Target	230,604	14,742
Time Warner Cable, Cl A	34,700	4,796
TJX	54,700	3,440

		85,918

Consumer Staples — 17.2%
Altria Group	196,448	7,265
Archer-Daniels-Midland	47,000	1,892
Bunge	96,322	7,717
Cal-Maine Foods	69,900	3,841
Campbell Soup	37,026	1,434
Clorox	91,586	8,533
Colgate-Palmolive	42,522	2,798
ConAgra Foods	329,936	10,885
Costco Wholesale	66,465	8,337
CVS Caremark	128,400	8,598
Dr. Pepper Snapple Group	190,150	9,177
Energizer Holdings	35,900	3,962
General Mills	95,303	4,806
Hershey	95,052	9,210
Hormel Foods	177,070	7,972
Ingredion	41,100	2,842
JM Smucker	29,800	3,106
Kellogg	113,219	6,866
Kimberly-Clark	55,122	6,017
Kroger	242,441	10,122
Lorillard	37,645	1,932
McCormick	6,504	449
Metro, Cl A	79,900	4,673
Molson Coors Brewing, Cl B	92,000	4,846
Monster Beverage *	8,171	483
PepsiCo	97,034	8,195
Reynolds American	39,747	2,005
Safeway	74,400	2,602

Description	Shares	Market Value ($ Thousands)

Sysco	110,039	$3,700
TreeHouse Foods *	32,400	2,273
Tyson Foods, Cl A	462,875	14,668
Universal	43,100	2,248
Walgreen	71,400	4,227
Wal-Mart Stores	232,856	18,864
Weis Markets	37,000	1,888
Whole Foods Market	80,859	4,576

		203,009

Energy — 3.9%
Chevron	154,606	18,930
ConocoPhillips	110,000	8,008
Core Laboratories	5,800	1,057
Diamond Offshore Drilling	24,600	1,477
Exxon Mobil	167,900	15,695
World Fuel Services	9,187	353

		45,520

Financials — 18.5%
Allied World Assurance
Holdings	83,778	9,438
Allstate	83,500	4,532
American Capital Agency ‡	79,200	1,614
American Financial Group	141,700	8,170
Arch Capital Group *	95,868	5,640
Assurant	55,400	3,598
Axis Capital Holdings	171,560	8,429
BOK Financial	58,566	3,707
Canadian Imperial Bank of Commerce	40,100	3,450
CBOE Holdings	68,500	3,581
Chubb	68,000	6,559
CIT Group	32,971	1,665
Comerica	74,800	3,392
Commerce Bancshares	53,865	2,430
Cullen/Frost Bankers	43,800	3,146
East West Bancorp	96,700	3,315
Endurance Specialty Holdings	40,800	2,321
Erie Indemnity, Cl A	24,600	1,796
Everest Re Group	121,990	19,132
First Citizens BancShares, Cl A	3,741	840
First Niagara Financial Group	309,500	3,448
FirstMerit	142,200	3,265
Genworth MI Canada	22,800	754
Government Properties Income Trust ‡	56,000	1,389
Hancock Holding	43,800	1,542
Hanover Insurance Group	30,500	1,839
HCC Insurance Holdings	143,400	6,593
Huntington Bancshares	365,600	3,356
MFA Mortgage Investments ‡	260,700	1,901
National Bank of Canada	37,000	3,231
PartnerRe	197,830	20,357
PennyMac Mortgage Investment Trust ‡	137,200	3,098
Platinum Underwriters Holdings	46,600	2,954
PNC Financial Services Group	34,929	2,688
Popular *	33,781	966
Primerica	71,100	3,059
Prosperity Bancshares	24,700	1,584
Public Storage ‡	26,661	4,071

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

RenaissanceRe Holdings	168,851	$15,990
Signature Bank NY *	31,100	3,304
Silver Bay Realty Trust ‡	9,496	152
SVB Financial Group *	32,900	3,331
Tower Group International	21,187	88
Travelers	89,000	8,076
Two Harbors Investment ‡	270,600	2,503
US Bancorp	217,845	8,544
Validus Holdings	252,705	10,121
White Mountains Insurance Group	5,000	3,014

		217,973

Health Care — 21.0%
Abbott Laboratories	66,300	2,532
AbbVie	80,000	3,876
Actavis *	31,077	5,068
Aetna	133,100	9,175
AmerisourceBergen	249,529	17,599
Amgen	90,500	10,324
AstraZeneca ADR	107,100	6,125
Baxter International	46,200	3,163
Becton Dickinson	93,888	10,195
Cardinal Health	186,392	12,041
CareFusion *	84,300	3,359
Centene *	54,500	3,255
Cigna	43,300	3,787
Cooper	4,800	632
Covance *	14,033	1,184
Cubist Pharmaceuticals *	49,800	3,412
Eli Lilly	112,915	5,671
Endo Health Solutions *	72,000	4,838
Express Scripts Holding *	52,217	3,517
Forest Laboratories *	68,500	3,515
Greatbatch *	40,900	1,662
Henry Schein *	39,909	4,550
Humana	58,684	6,103
Idexx Laboratories *	29,900	3,114
Intuitive Surgical *	9,003	3,393
Jazz Pharmaceuticals *	33,600	3,928
Johnson & Johnson	161,542	15,291
Laboratory Corp of America Holdings *	82,075	8,359
Magellan Health Services *	33,800	2,069
McKesson	99,719	16,542
MEDNAX *	30,800	3,413
Medtronic	47,400	2,717
Merck	195,100	9,722
Myriad Genetics *	2,963	88
Omnicare	55,000	3,150
Orthofix International *	29,900	647
Patterson	72,900	3,025
PDL BioPharma	156,300	1,527
Pfizer	342,451	10,866
Quest Diagnostics	43,700	2,663
Sirona Dental Systems *	2,778	191
Techne	46,285	3,959
United Therapeutics *	42,400	3,914
UnitedHealth Group	95,100	7,083
WellCare Health Plans *	44,300	3,291
WellPoint	72,700	6,752
Zimmer Holdings	71,200	6,509

		247,796

Description	Shares	Market Value ($ Thousands)

Industrials — 6.7%
Alliant Techsystems	62,600	$7,589
Cintas	4,274	237
Dun & Bradstreet	27,400	3,202
General Dynamics	54,500	4,996
L-3 Communications Holdings, Cl 3	108,700	11,246
Landstar System	12,200	685
Lockheed Martin	120,619	17,088
Northrop Grumman	123,104	13,871
Old Dominion Freight Line *	71,100	3,664
Raytheon	114,800	10,180
Rollins	117,100	3,294
United Parcel Service, Cl B	23,200	2,375

		78,427

Information Technology — 9.4%
Amdocs	428,940	17,355
AOL *	9,518	424
Apple	6,100	3,392
Avnet	78,500	3,132
Broadridge Financial Solutions	63,237	2,413
CACI International, Cl A *	23,100	1,658
Cisco Systems	238,000	5,058
Citrix Systems *	9,416	558
CSG Systems International	69,600	2,009
Dolby Laboratories, Cl A	89,500	3,216
FactSet Research Systems	42,090	4,756
Flextronics International *	337,000	2,554
Harris	60,600	3,909
Ingram Micro, Cl A *	136,500	3,200
Intel	285,300	6,802
International Business Machines	58,675	10,543
Intuit	8,813	654
Jack Henry & Associates	59,800	3,395
Leidos Holdings *	57,225	2,783
Marvell Technology Group	53,700	764
Micros Systems *	7,726	415
Microsoft	168,000	6,406
Nvidia	246,421	3,844
Oracle	116,000	4,094
Paychex	46,919	2,052
Science Applications International	32,700	1,205
Skyworks Solutions *	132,500	3,523
Synopsys *	84,800	3,106
TE Connectivity	54,289	2,862
Tech Data *	36,400	1,887
Total System Services	113,800	3,533

		111,502

Materials — 0.7%
Ball	57,700	2,884
Bemis	72,000	2,810
Compass Minerals International	8,889	636
Praxair	15,113	1,908
Scotts Miracle-Gro, Cl A	6,696	392

		8,630

Telecommunication Services — 4.0%
AT&T	365,586	12,872

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

BCE	74,300	$3,290
NTT DOCOMO ADR	91,700	1,474
Rogers Communications, Cl B	67,800	3,034
SK Telecom ADR	207,600	4,958
TELUS	67,200	2,384
tw telecom, Cl A *	103,400	2,928
Verizon Communications	226,576	11,243
Vodafone Group ADR	141,800	5,259

		47,442

Utilities — 8.2%
Ameren	112,600	4,037
American Electric Power	131,200	6,174
American States Water	81,600	2,381
American Water Works	141,581	5,996
Atmos Energy	66,800	2,969
CMS Energy	6,956	185
Consolidated Edison	101,559	5,607
DTE Energy	126,041	8,412
Edison International	316,113	14,608
Entergy	67,900	4,202
Exelon	91,900	2,473
Hawaiian Electric Industries	48,236	1,221
NextEra Energy	45,902	3,883
PG&E	243,800	9,842
Pinnacle West Capital	48,800	2,604
Portland General Electric	145,500	4,337
PPL	107,000	3,286
Public Service Enterprise Group	188,500	6,162
SCANA	36,492	1,721
Southern	59,572	2,421
Vectren	63,648	2,207
Wisconsin Energy	34,922	1,459

		96,187

Total Common Stock (Cost $920,110) ($ Thousands)		1,142,404

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	30,606,508	30,607

Total Cash Equivalent (Cost $30,607) ($ Thousands)		30,607

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.075%, 07/24/2014	742	741
0.060%, 02/06/2014	1,173	1,173

Total U.S. Treasury Obligations (Cost $1,914) ($ Thousands)		1,914

Total Investments — 99.7% (Cost $952,631) ($ Thousands)		$1,174,925

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	265	Dec-2013	$1,678

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,179,091 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR	— American Depositary Receipt

Cl — Class

S&P	— Standard & Poor’s

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,142,404	$—	$—	$1,142,404
Cash Equivalent	30,607	—	—	30,607
U.S. Treasury Obligations	—	1,914	—	1,914

Total Investments in Securities	$1,173,011	$1,914	$—	$1,174,925

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,678	$—	$—	$1,678

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Argentina — 0.1%
MercadoLibre (A)	67,500	$7,473

Australia — 1.2%
Amcor	435,006	4,389
Australia & New Zealand
Banking Group ADR	830,800	24,118
BGP Holdings *	239,898	—
BHP Billiton ADR	334,936	22,850
Caltex Australia	473,266	8,239
DuluxGroup	580,146	2,910
Insurance Australia Group	724,260	4,004
Resolute Mining *	1,184,013	541
Sigma Pharmaceuticals	489,088	264
Sims Group * (A)	425,870	3,981
Telstra	829,590	3,836

		75,132

Austria — 1.1%
Conwert Immobilien Invest	949,560	12,086
Erste Group Bank	640,997	22,613
OMV	187,069	9,182
Schoeller-Bleckmann Oilfield Equipment	276,236	29,080

		72,961

Belgium — 0.6%
Ageas	142,781	6,036
Anheuser-Busch InBev	175,015	17,908
Delhaize Group	208,139	12,156
KBC Groep *	70,910	4,055

		40,155

Brazil — 2.6%
Banco Bradesco ADR (A)	2,623,461	34,813
Banco do Brasil	2,331,625	25,492
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	2,964,029	31,567
Cia Paranaense de Energia ADR (A)	1,412,400	19,068
Cia Vale do Rio Doce ADR, Cl B (A)	1,303,500	19,970
Embraer ADR (A)	230,054	7,134
Kroton Educacional	304,100	5,118
Light	52,800	480
Natura Cosmeticos	443,700	8,205
Petroleo Brasileiro ADR * (A)	472,515	7,532
Telefonica Brasil ADR	215,505	4,194
Tim Participacoes	1,199,038	8,718

		172,291

Canada — 4.2%
Agrium	111,600	10,052
Bank of Montreal	59,100	4,109
Bankers Petroleum *	97,700	366
Canadian Imperial Bank of Commerce	66,900	5,756
Canadian National Railway	190,453	21,499
Canadian Oil Sands 1 (A)	103,800	1,948
Canfor *	185,800	4,124
CCL Industries, Cl B	5,700	468
Celestica *	199,300	2,016

Description	Shares	Market Value ($ Thousands)

Davis & Henderson Income (A)	34,914	$927
Empire, Cl A	47,900	3,421
Enerplus	38,368	701
Genworth MI Canada	128,400	4,245
Gran Tierra Energy *	133,771	950
Laurentian Bank of Canada (A)	11,200	501
Legacy Oil + Gas *	64,761	376
Lululemon Athletica * (A)	270,034	18,827
Magna International, Cl A (A)	503,000	40,910
Manulife Financial	1,721,000	33,267
Methanex	73,470	4,511
Mullen Group (A)	106,000	2,794
Norbord (A)	50,192	1,523
Parkland Fuel	19,066	329
Potash Corp of Saskatchewan	357,650	11,320
Quebecor, Cl B	145,200	3,621
Rogers Communications, Cl B	296,953	13,312
Royal Bank of Canada	105,400	7,013
Suncor Energy	147,900	5,088
Superior Plus (A)	37,800	398
Teck Cominco, Cl B	179,032	4,324
Toronto-Dominion Bank	271,600	24,827
Trinidad Drilling	25,300	236
Valeant Pharmaceuticals International *	241,139	26,070
West Fraser Timber	37,700	3,340
Yamana Gold	1,500,800	13,642

		276,811

Chile — 0.1%
Enersis ADR	230,029	3,598

China — 4.9%
Anhui Conch Cement (A)	5,179,500	20,210
ANTA Sports Products	2,710,000	3,817
Baidu *	341,246	56,841
Bank of China	14,110,000	6,825
China Construction Bank	33,287,800	26,965
China Oilfield Services	11,257,400	33,978
China Petroleum & Chemical	28,751,970	24,700
China Shipping Container Lines * (A)	42,678,900	11,505
Giant Interactive Group ADR	65,778	739
Huaneng Power International	2,458,000	2,349
Industrial & Commercial Bankof China	49,454,402	35,531
Mindray Medical International ADR (A)	528,301	21,032
PICC Property & Casualty	3,940,000	6,536
SINA *	120,200	9,264
Sinopharm Group	3,233,386	9,613
Tencent Holdings	488,669	28,264
Weichai Power	5,469,600	24,199

		322,368

Colombia — 0.2%
Bancolombia ADR, Cl R (A)	300,406	15,240

Czech Republic — 0.3%
AVG Technologies *	133,020	2,299

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Komercni Banka	62,153	$14,300

		16,599

Denmark — 1.1%
Carlsberg, Cl B	255,900	28,096
GN Store Nord	141,166	3,378
Jyske Bank *	11,918	646
Novo-Nordisk, Cl B	166,672	29,921
Pandora	193,550	10,062
Rockwool International, Cl B	2,009	352

		72,455

Finland — 0.8%
Huhtamaki	15,460	388
Kone, Cl B (A)	120,391	11,089
Neste Oil (A)	51,055	977
Nokia *	3,748,185	30,416
Orion, Cl B	40,639	1,073
Stora Enso, Cl R	853,073	8,444
UPM-Kymmene	110,512	1,840

		54,227

France — 4.3%
Air France-KLM * (A)	476,814	4,952
Air Liquide	181,347	25,333
AtoS	19,133	1,623
AXA	269,040	7,064
BNP Paribas	111,206	8,366
Capital Gemini	318,212	20,797
Compagnie Generale des Etablissements Michelin, Cl B	150,615	16,395
Credit Agricole *	146,771	1,844
Etablissements Maurel et Prom	40,065	614
Iliad	21,150	5,016
LVMH Moet Hennessy Louis Vuitton (A)	167,166	31,580
Metropole Television	11,444	250
Orange ADR	1,182,400	15,348
Publicis Groupe	257,601	22,819
Renault	67,883	6,035
Safran	165,030	10,888
Sanofi-Aventis	240,800	25,521
Societe Generale	379,686	21,885
Technicolor *	55,226	280
Teleperformance	193,007	11,008
Thales	127,125	7,776
Total	310,840	18,874
Valeo	125,966	13,422

		277,690

Germany — 6.6%
Aareal Bank *	37,925	1,396
Adidas	418,713	51,035
Allianz	45,379	7,899
BASF	247,987	26,539
Continental	17,381	3,637
Deutsche Bank	460,371	22,246
Deutsche Boerse	173,200	13,423
Deutsche Lufthansa *	939,870	20,456
Deutsche Post	242,360	8,589
Deutz *	84,126	734
DMG MORI SEIKI	46,137	1,427
Duerr	47,320	4,136
E.ON	243,028	4,685

Description	Shares	Market Value ($ Thousands)

Freenet	198,591	$5,650
Fresenius Medical Care	343,584	24,064
GEA Group	597,223	27,895
Gerresheimer	42,924	2,903
Hannover Rueck	9,392	784
Henkel	274,373	27,245
Hugo Boss	199,530	26,841
KUKA	28,658	1,349
Leoni	11,629	871
Merck KGaA	85,562	14,876
Metro	55,743	2,800
Muenchener Rueckversicherungs	117,048	25,658
Norddeutsche Affinerie	87,191	5,154
Norma Group	83,270	4,219
Rheinmetall	119,726	7,394
SAP	158,689	13,169
Siemens	225,700	29,870
Stada Arzneimittel	16,908	876
Suedzucker	328,652	8,303
Symrise	585,185	25,974
TUI *	325,831	4,740
United Internet	90,239	3,632

		430,469

Hong Kong — 2.9%
AIA Group	6,981,140	35,389
BOC Hong Kong Holdings	7,945,000	26,850
Chaoda Modern Agriculture *	52,790	—
China Mobile	4,495,922	48,423
CNOOC	3,102,122	6,354
Daphne International Holdings (A)	15,184,000	6,953
First Pacific	1,591,589	1,827
Hong Kong Exchanges and Clearing	1,297,977	22,787
Melco Crown Entertainment ADR * (A)	218,420	7,774
Orient Overseas International	4,315,000	22,820
Power Assets Holdings	581,500	4,725
Sands China	412,792	3,123
SJM Holdings	1,437,000	4,606

		191,631

India — 1.3%
Britannia Industries	196,580	2,757
HCL Technologies	220,646	3,834
ICICI Bank ADR	1,130,476	40,539
Infosys ADR	81,391	4,397
Infosys Technologies	217,527	11,677
Tata Motors	472,802	3,017
Tata Motors ADR (A)	451,700	14,667
Wipro	464,010	3,496

		84,384

Indonesia — 0.3%
Bank Rakyat Indonesia Persero	4,219,500	2,628
Indofood Sukses Makmur	20,436,500	11,361
Telekomunikasi Indonesia Persero	16,080,000	2,923

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Telekomunikasi Indonesia Persero ADR	122,352	$4,471

		21,383

Ireland — 1.6%
Accenture, Cl A (A)	166,333	12,886
Actavis *	162,430	26,487
ICON *	794,178	30,290
Jazz Pharmaceuticals *	279,208	32,645

		102,308

Israel — 1.0%
Bank Hapoalim	711,023	3,962
Check Point Software Technologies * (A)	441,312	27,300
Israel Chemicals	934,480	7,954
Teva Pharmaceutical Industries	569,900	23,229

		62,445

Italy — 1.3%
Azimut Holding	326,230	8,364
Banca Intesa	4,258,734	10,321
Brembo	17,559	459
Exor	319,893	12,557
Fiat *	502,522	3,996
Fondiaria-Sai *	1,511,020	4,012
Gtech Spa	176,664	5,448
Mediaset *	171,175	782
Safilo Group *	20,195	503
Saipem	399,430	8,984
Tod’s	164,775	27,954

		83,380

Japan — 13.8%
Alfresa Holdings	106,500	5,525
Alpen	13,300	244
Alpine Electronics	80,100	1,100
Aoyama Trading	29,400	790
Asahi Kasei	735,000	5,802
Bridgestone	509,715	18,673
Calsonic Kansei	850,000	4,276
Central Japan Railway	19,400	2,335
Coca-Cola West	85,700	1,898
Daicel	171,000	1,356
Daihatsu Motor	280,600	5,137
Daiichikosho	15,600	458
Daikyo	1,523,000	4,166
Dainippon Sumitomo Pharma	69,000	994
Daito Trust Construction	179,400	17,035
Daiwa House Industry	792,000	15,396
Daiwa Securities Group	919,000	8,933
DCM Holdings	43,800	298
Denso	849,400	42,567
Dowa Holdings	389,000	3,948
FANUC	88,220	14,858
Fuji Electric	324,000	1,469
Fujitsu *	472,669	2,203
Hino Motors	356,000	5,519
HIS	80,700	4,376
Hitachi	6,943,300	51,211
Idemitsu Kosan	3,500	315
Isuzu Motors	4,042,600	25,828
IT Holdings	195,100	2,958
Itochu	318,800	4,024

Description	Shares	Market Value ($ Thousands)

Iwatani	51,000	$282
Izumi	19,200	582
Japan Airlines	320,400	16,307
Japan Exchange Group	1,340,430	35,814
Japan Tobacco	320,673	10,839
KDDI	684,800	43,015
Komatsu	1,441,398	29,978
Kubota	985,044	16,850
Kyowa Exeo	29,800	360
Maeda Road Construction	87,000	1,338
Mazda Motor *	537,000	2,471
Medipal Holdings	541,900	7,231
Misawa Homes	98,000	1,489
Mitsubishi UFJ Financial Group	6,201,956	39,927
Mitsui ADR	82,300	22,870
Mitsui Engineering & Shipbuilding	225,000	461
Mitsui Matsushima	258,000	408
Mitsui Trust Holdings	9,989,025	49,084
Mizuho Financial Group	12,193,700	25,611
Namco Bandai Holdings	511,100	10,390
NEC Networks & System Integration	39,800	971
Nichii Gakkan	210,000	1,766
Nippo	166,000	2,645
Nippon Flour Mills	78,000	372
Nippon Steel & Sumitomo Metal	6,817,000	22,110
Nippon Telegraph & Telephone	386,300	19,397
Nissan Tokyo Sales Holdings	226,000	1,091
Nitto Denko	485,941	24,733
Nitto Denko ADR	834,060	21,318
NOF	45,000	309
Nomura Real Estate Holdings	220,500	5,200
North Pacific Bank	224,800	861
Otsuka	11,800	1,509
Pigeon	44,800	2,147
Resona Holdings	107,100	531
Round One	72,600	572
Secom	473,100	29,209
Sega Sammy Holdings	537,300	14,167
Seiko Epson	34,000	822
Seino Holdings	201,000	2,299
Shimachu	10,400	234
Showa	20,600	309
SKY Perfect JSAT Holdings	425,600	2,187
SoftBank	608,659	49,292
Sojitz	1,858,000	3,431
Sumitomo Forestry	25,500	305
Sumitomo Mitsui Financial Group	192,400	9,529
Sumitomo Osaka Cement	130,000	503
Suzuken	140,900	4,790
Sysmex	405,548	26,385
Taisei	81,000	368
Toagosei	341,000	1,522
Toho Holdings	193,600	3,310
Tokai Tokyo Securities	3,415,800	30,699
Tokyo Seimitsu	54,500	1,119
Toshiba TEC	91,000	578
Toyoda Gosei	27,300	672
Toyota Motor	709,191	44,201
Watabe Wedding	7,955	51

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Zenkoku Hosho	57,800	$2,668

		903,181

Malaysia — 0.0%
Hong Leong Financial Group	94,700	465
Tenaga Nasional	613,300	1,876

		2,341

Mexico — 0.9%
America Movil, Ser L	6,261,181	20,387
Grupo Lala, Cl B *	11,550,000	25,579
Wal-Mart de Mexico	3,956,216	10,437

		56,403

Netherlands — 3.9%
AerCap Holdings *	236,664	4,977
ASM International	18,222	618
ASML Holding	166,291	15,597
Chicago Bridge & Iron	350,023	26,840
Core Laboratories	324,577	59,118
European Aeronautic Defense and Space	313,267	22,290
Heineken Holding	56,426	3,560
ING Groep *	1,190,955	15,499
Koninklijke Ahold	27,543	503
LyondellBasell Industries, Cl A	341,957	26,392
NXP Semiconductor *	629,478	26,753
Randstad Holding	44,001	2,747
Reed Elsevier	1,406,400	30,102
Ternium ADR	23,860	637
TomTom * (A)	293,007	2,224
USG People *	106,027	1,414
Yandex, Cl A *	429,144	17,059

		256,330

Norway — 2.0%
DnB	2,181,356	38,663
DNO International *	1,199,656	4,445
Norsk Hydro	3,021,328	12,933
SpareBank 1 SMN	33,373	294
Statoil	2,742,252	61,888
Telenor	563,800	13,579

		131,802

Poland — 0.0%
Tauron Polska Energia	321,681	537

Qatar — 0.4%
Industries Qatar QSC	619,138	28,603

Russia — 1.1%
Lukoil ADR	435,781	27,114
Mail.ru Group GDR *	668,943	27,661
Sberbank of Russia ADR	1,002,000	12,485
Sistema GDR	81,465	2,235

		69,495

Singapore — 1.6%
Avago Technologies, Cl A	604,840	27,055
ComfortDelGro	243,000	381
DBS Group Holdings	1,758,000	24,092
Ezion Holdings	3,692,400	6,185
Golden Agri-Resources	48,399,700	22,200
United Overseas Bank ADR	719,200	24,079

Description	Shares	Market Value ($ Thousands)

Yangzijiang Shipbuilding Holdings	414,000	$385

		104,377

South Africa — 0.7%
MTN Group	22,095	431
Sasol	172,577	8,557
Sasol ADR	775,100	38,398
Telkom *	253,773	669

		48,055

South Korea — 3.7%
Hana Financial Group	250,240	9,387
Hyundai Mobis	87,123	25,273
Hyundai Motor	56,417	13,434
Kia Motors	258,494	14,753
Kolao Holdings	46,960	1,313
KT	119,250	3,803
LG Hausys *	28,490	3,836
LG.Philips LCD *	466,210	10,749
POSCO	63,503	19,652
POSCO ADR	163,300	12,654
Samsung Electronics	56,782	80,159
SK Holdings	60,747	10,734
SK Hynix *	854,533	28,584
SK Telecom	20,743	4,430
Woori Finance Holdings	306,070	3,659

		242,420

Spain — 0.9%
ACS Actividades Construcciones y Servicios	36,254	1,174
Amadeus IT Holding, Cl A	1,082,027	40,609
Banco Bilbao Vizcaya Argentaria	1,167,059	13,974
Banco Popular Espanol *	36	—

		55,757

Sweden — 2.4%
Getinge, Cl B	1,073,866	33,682
Hennes & Mauritz, Cl B	435,735	18,533
Hexagon, Cl B	833,882	25,721
NCC, Cl B	11,496	360
Nordea Bank	1,142,743	14,817
Skandinaviska Enskilda Banken, Cl A	194,601	2,370
Skanska, Cl B	296,230	5,665
Svenska Cellulosa ADR (A)	548,000	16,002
Swedbank, Cl A	754,531	19,337
Telefonaktiebolaget LM Ericsson ADR	1,525,841	19,088

		155,575

Switzerland — 6.3%
Actelion	356,150	29,756
Credit Suisse Group	864,666	25,816
Credit Suisse Group ADR (A)	619,975	18,537
EMS-Chemie Holding	11,430	4,048
Forbo Holding	3,228	2,606
Georg Fischer	5,993	4,145
Givaudan	18,567	26,279
Julius Baer Group *	269,272	12,658
Lonza Group	9,930	928
Nestle	239,701	17,560
Novartis	342,812	27,181

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Novartis ADR	360,626	$28,533
OC Oerlikon	604,741	8,800
Roche Holding	285,148	79,740
Swiss Life Holding	41,475	8,610
Swiss Re	132,862	11,858
Syngenta	43,378	17,089
Transocean	448,883	22,615
UBS	1,402,167	26,813
Zurich Insurance Group ADR (A)	1,348,600	37,815

		411,387

Taiwan — 1.8%
Advanced Semiconductor Engineering ADR	5,639,750	28,424
Fubon Financial Holding	11,754,949	16,802
Hermes Microvision	88,000	2,739
Hon Hai Precision Industry	1,361,800	3,589
Innolux *	11,210,000	4,243
Inotera Memories *	3,783,974	2,698
MediaTek	1,923,366	28,337
Pegatron	1,593,000	1,981
Taishin Financial Holding	9,055,501	4,467
Taiwan Semiconductor Manufacturing ADR (A)	1,304,400	23,127
United Microelectronics	3,643,000	1,514
United Microelectronics ADR (A)	1,211,600	2,435

		120,356

Thailand — 0.4%
Advanced Info Service	942,400	6,692
Airports of Thailand	238,300	1,392
Bangkok Bank	202,300	1,184
Krung Thai Bank	6,659,850	3,858
PTT (Foreign)	73,300	674
PTT Exploration & Production	131,700	656
PTT Global Chemical	1,105,800	2,626
Thanachart Capital	1,205,600	1,229
Total Access Communication	1,785,600	5,894

		24,205

Turkey — 1.2%
Akbank	5,452,139	19,985
Eregli Demir ve Celik Fabrikalari	2,239,267	2,972
KOC Holding ADR	442,350	10,479
Turk Hava Yollari	2,489,859	9,225
Turkcell Iletisim Hizmetleri *	325,960	1,978
Turkiye Garanti Bankasi	4,585,087	17,306
Turkiye Is Bankasi, Cl C	4,737,672	12,203
Turkiye Vakiflar Bankasi Tao, Cl D	2,532,397	5,745

		79,893

United Kingdom — 14.8%
3i Group	5,225,374	31,670
ARM Holdings	464,311	7,743
ARM Holdings ADR (A)	1,168,359	58,301
Ashtead Group	432,770	4,930
Associated British Foods	624,872	23,470
AstraZeneca (A)	1,043,946	59,822
BAE Systems ADR	1,045,000	29,531
Barclays	3,642,875	16,213
Berkeley Group Holdings	207,460	8,003

Description	Shares	Market Value ($ Thousands)

BP	313,767	$2,477
BP PLC	510,250	23,987
British American Tobacco	182,619	9,755
Britvic	330,930	3,664
Burberry Group	526,071	13,159
Carnival	416,780	15,245
CSR	64,970	534
Diageo	1,008,631	32,152
Diageo ADR	105,800	13,508
EnQuest *	459,062	1,034
Ensco, Cl A	215,000	12,702
Experian	1,306,198	24,113
Halma	336,730	3,238
Home Retail Group	1,009,815	3,158
HSBC Holdings	5,973,798	66,728
Imperial Tobacco Group	623,500	23,736
Interserve	32,790	351
ITV	8,773,752	27,307
J Sainsbury	55,384	369
Kingfisher	3,962,726	24,400
Marks & Spencer Group ADR	990,400	15,708
Micro Focus International	111,323	1,491
Mondi	476,401	7,843
Pace	116,725	604
Pearson	526,621	11,646
Persimmon *	298,020	5,663
QinetiQ	456,877	1,628
Reckitt Benckiser Group	319,255	25,672
Rexam	52,666	431
Rio Tinto	86,661	4,630
Rio Tinto ADR (A)	906,713	48,101
Rolls-Royce Holdings	1,025,940	20,755
Royal Dutch Shell, Cl A	1,852,217	78,465
Royal Dutch Shell, Cl A (GBP)	120,089	4,029
RPC Group	75,736	620
SABMiller	296,188	15,297
Sage Group ADR	549,077	12,486
Shire	1,032,431	46,880
Standard Chartered	1,126,241	26,722
Subsea 7	1,155,218	22,534
Taylor Wimpey PLC	1,346,412	2,346
Tesco	4,332,700	24,695
Tullow Oil	34,617	493
WH Smith	20,284	315
WPP	2,144,635	47,461

		967,815

United States — 3.2%
Albany Molecular Research *	32,343	391
Alon USA Energy	55,651	768
American Equity Investment Life Holding (A)	56,290	1,334
American Pacific *	6,730	278
Axis Capital Holdings	589,600	28,967
Benchmark Electronics *	16,085	370
Cambrex *	91,410	1,782
Carnival, Cl A (A)	590,419	21,320
Central Garden and Pet *	35,753	278
Computer Sciences	362,735	19,087
Delek US Holdings	29,471	892
Everest Re Group (A)	214,083	33,575
Exelis	57,764	1,021
FBR *	28,306	796

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

November 30, 2013

Description	Shares		Market Value ($ Thousands)

Green Plains Renewable Energy		22,786	$394
Harmonic *		62,625	482
Kindred Healthcare		35,424	597
LeapFrog Enterprises, Cl A * (A)		178,795	1,539
Liberty Global, Cl A *		170,501	14,631
Myers Industries		20,514	415
Northrop Grumman		98,222	11,067
Pantry *		21,144	304
PHH *		47,198	1,135
RenaissanceRe Holdings		145,700	13,798
Renewable Energy Group *		52,732	599
Repligen *		59,019	795
RPX *		16,892	279
Schlumberger		243,785	21,556
Smith & Wesson Holding * (A)		242,298	2,864
Stone Energy *		42,117	1,393
Swift Energy * (A)		51,759	689
United Community Banks *		36,281	666
Yum! Brands		298,445	23,183

			207,245

Total Common Stock (Cost $5,180,055) ($ Thousands)			6,248,777

PREFERRED STOCK — 1.2%

Brazil — 0.6%
Braskem *		106,800	952
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference		100,100	4,676
Cia Energetica de Minas Gerais		380,800	3,169
Cia Paranaense de Energia		29,900	404
Gerdau		359,100	2,773
Itau Unibanco Holding ADR		870,728	12,251
Petroleo Brasileiro, Cl Preference *		381,600	3,145
Telefonica Brasil		568,400	10,987

			38,357

Germany — 0.6%
Henkel		81,310	9,239
Volkswagen		120,700	32,095

			41,334

Total Preferred Stock (Cost $74,731) ($ Thousands)			79,691

AFFILIATED PARTNERSHIP — 6.2%
SEI Liquidity Fund, L.P.
0.080% ** † (B)		403,258,372	403,258

Total Affiliated Partnership (Cost $403,258) ($ Thousands)			403,258

TIME DEPOSITS — 2.1%
Brown Brothers Harriman
4.150%, 12/02/2013	ZAR	52	5
1.650%, 12/02/2013	NZD	—	—
1.634%, 12/02/2013	AUD	1,502	1,373
0.600%, 12/02/2013	NOK	3	1
0.305%, 12/02/2013	CAD	92	87
0.244%, 12/02/2013	SEK	—	—
0.060%, 12/02/2013	GBP	490	803
0.041%, 12/02/2013	EUR	186	253

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

0.030%, 12/02/2013		122,792	$122,792
0.005%, 12/02/2013	HKD	37,146	4,791
0.005%, 12/02/2013	JPY	242,889	2,373
0.005%, 12/02/2013	SGD	705	562
0.001%, 12/02/2013	CHF	564	624
(0.10)%, 12/02/2013	DKK	2	—

Total Time Deposits (Cost $133,664) ($ Thousands)			133,664

U.S. TREASURY OBLIGATION (C)(D) — 0.3%
U.S. Treasury Bills
0.074%, 02/06/2014		17,257	17,256

Total U.S. Treasury Obligation (Cost $17,254) ($ Thousands)			17,256

Total Investments — 105.4%
(Cost $5,808,962) ($ Thousands)			$6,882,646

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	592	Dec-2013	$258
FTSE 100 Index	187	Dec-2013	(232)
Hang Seng Index	22	Dec-2013	15
S&P TSX 60 Index	62	Dec-2013	(9)
SPI 200 Index	54	Dec-2013	(82)
Topix Index	130	Dec-2013	642

			$592

For the period ended November 30, 2013, the total amount of all open futures contracts, aspresented in the table above, are representative of the volume of activity for this derivative typeduring the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/18/14	GBP	6,371	USD	9,988	$(440)
2/18/14	USD	10,245	GBP	6,371	183

					$(257)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
State Street	(20,674)	20,416	$(257)

For the period ended November 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,532,920 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

November 30, 2013

(A)	This security or a partial position of this security is on loan at November 30, 2013. The total value of securities on loan at November 30, 2013 was $393,054 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2013 was $403,258 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

PLC — Public Limited Company

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,224,027	$24,750	$—	$6,248,777
Preferred Stock	79,691	—	—	79,691
Affiliated Partnership	—	403,258	—	403,258
Time Deposits	—	133,664	—	133,664
U.S. Treasury Obligation	—	17,256	—	17,256

Total Investments in Securities	$6,303,718	$578,928	$—	$6,882,646

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$915	$—	$—	$915
Unrealized Depreciation	(323)	—	—	(323)
Forwards Contracts *
Unrealized Appreciation	—	183	—	183
Unrealized Depreciation	—	(440)	—	(440)

Total Other Financial Instruments	$592	$(257)	$—	$335

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.0%

Argentina — 0.2%
MercadoLibre	1,100	$122

Australia — 0.9%
BGP Holdings *	4,500	—
BHP Billiton ADR	4,972	340
Commonwealth Bank of Australia	2,407	171
Insurance Australia Group	13,770	76
Telstra	15,800	73

		660

Austria — 2.4%
Conwert Immobilien Invest	14,095	179
Erste Group Bank	9,511	336
OMV	9,582	470
Schoeller-Bleckmann Oilfield Equipment	4,100	432
Strabag	1,589	47
Voestalpine	4,115	205

		1,669

Belgium — 0.6%
Ageas	2,060	87
Anheuser-Busch InBev	2,636	270
KBC Groep *	1,350	77
Recticel	589	4
Sioen Industries	1,719	19

		457

Brazil — 1.4%
Banco Bradesco ADR	15,349	204
Banco do Brasil	22,000	240
Cia Energetica de Minas Gerais ADR	22,623	189
Embraer ADR	3,687	114
Kroton Educacional	5,800	98
Natura Cosmeticos	7,465	138

		983

Canada — 5.7%
Aastra Technologies *	300	11
Air Canada, Cl A *	4,600	33
Akita Drilling, Cl A	300	4
Calian Technologies	3,393	66
Canadian National Railway	3,558	402
Canadian Natural Resources	10,800	353
Canam Group	3,100	36
Canfor *	3,200	71
Chorus Aviation, Cl A	840	3
Equal Energy	35,792	181
Exco Technologies	600	4
Genworth MI Canada	1,800	59
Great Canadian Gaming *	3,600	50
High Arctic Energy Services	13,629	47
Intertape Polymer Group	2,372	31
KP Tissue	828	14
Lululemon Athletica *	3,827	267
Magellan Aerospace	1,300	9
Magna International, Cl A	400	32
McCoy	2,500	16
Methanex	1,400	86

Description	Shares	Market Value ($ Thousands)

North American Energy Partners *	3,501	$20
Parex Resources *	28,324	170
Potash Corp of Saskatchewan	6,148	195
Pulse Seismic	4,200	16
Ridley *	300	4
Rogers Communications, Cl B	4,408	198
Royal Bank of Canada	7,100	472
Strad Energy Services	1,458	5
Suncor Energy	2,800	96
Talisman Energy	22,800	268
Teck Cominco, Cl B	3,091	75
Toronto-Dominion Bank	4,300	393
Transat AT, Cl A *	700	9
Transcontinental, Cl A	8,100	129
Westjet Airlines, Cl A	300	8
Xtreme Drilling and Coil Services *	2,043	7
Yellow Media *	11,633	188

		4,028

Chile — 0.1%
Enersis ADR	2,614	41

China — 5.9%
Anhui Conch Cement	77,000	300
ANTA Sports Products	51,000	72
Baidu ADR *	2,635	439
Bank of China	893,000	432
China Construction Bank	402,000	325
China Oilfield Services	167,800	506
China Shipping Container Lines *	633,000	171
Huaneng Power International	46,000	44
Industrial & Commercial Bank of China	973,836	700
Lihua International *	7,027	40
Mindray Medical International ADR	7,842	312
PICC Property & Casualty	74,000	123
Prince Frog International Holdings	80,000	40
SINA *	1,750	135
Sinopharm Group	45,636	136
Weichai Power	81,200	359

		4,134

Colombia — 0.3%
Bancolombia ADR, Cl R	4,459	226

Czech Republic — 0.4%
AVG Technologies *	2,530	44
Komercni Banka	923	212

		256

Denmark — 0.9%
Novo-Nordisk, Cl B	2,570	462
Pandora	3,660	190

		652

Finland — 1.2%
Atria, Cl A	4,944	53
Cramo	2,440	56

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

HKScan, Cl A	2,192	$10
Kone, Cl B	2,031	187
Neste Oil	13,023	249
Norvestia, Cl B	38	—
Orion, Cl B	138	4
Stora Enso, Cl R	518	5
Tieto	674	15
UPM-Kymmene	16,148	269

		848

France — 6.1%
Air Liquide	2,639	369
BNP Paribas	7,034	529
Bongrain	344	27
Burelle	141	120
Cegid Group	2,408	75
Compagnie Generale des Etablissements Michelin, Cl B	1,983	216
Constructions Industrielles de la Mediterranee	127	16
Credit Agricole *	16,374	206
Credit Agricole Atlantique Vendee	93	11
Fleury Michon	114	7
Groupe Guillin	76	9
Iliad	400	95
Interparfums	2,084	89
LDLC.com	1,105	26
Le Belier	2,766	70
LVMH Moet Hennessy Louis Vuitton	2,433	460
Publicis Groupe	3,955	350
Renault	1,290	115
Safran	2,500	165
Societe Generale	8,891	512
Teleperformance	1,140	65
Tessi	621	78
Thales	6,281	384
UBISOFT Entertainment *	11,900	157
Valeo	1,300	139

		4,290

Germany — 3.5%
Adidas	2,958	361
ADVA Optical Networking *	249	1
BASF	3,936	421
BAVARIA Industries Group *	302	14
Borussia Dortmund GmbH & KGaA	3,994	21
Constantin Medien *	19,238	41
CropEnergies	3,563	34
Deutsche Bank	7,979	386
Deutsche Lufthansa *	10,310	224
Deutsche Post	4,610	163
Fresenius Medical Care	4,992	350
Frosta	282	7
Hannover Rueck	50	4
Norma Group	1,575	80
Patrizia Immobilien *	5,756	65
SAP	2,389	198
Sixt *	2,630	83
Steico *	654	6

Description	Shares	Market Value ($ Thousands)

Ultrasonic *	882	$10

		2,469

Greece — 0.0%
Tsakos Energy Navigation *	3,282	16

Hong Kong — 4.0%
AIA Group	110,982	563
Champion Technology Holdings	98,000	2
China Mobile	67,040	722
Chuang’s Consortium International	256,000	32
CNOOC	44,963	92
CSI Properties	810,000	33
Daphne International Holdings	222,000	102
EcoGreen Fine Chemicals Group	564,000	123
Harbour Centre Development	7,000	13
Hong Kong Exchanges and Clearing	18,321	322
Keck Seng Investments	8,000	5
Luen Thai Holdings	164,000	62
Melco Crown Entertainment ADR *	4,200	149
Orient Overseas International	64,000	338
Pacific Century Premium Developments *	8,000	3
Power Assets Holdings	11,000	89
Sands China	6,100	46
SJM Holdings	27,000	87
Wing On International	12,111	35

		2,818

India — 1.8%
ICICI Bank ADR	17,955	644
Infosys ADR	6,170	334
Tata Motors ADR	5,241	170
Wipro ADR	10,047	117

		1,265

Indonesia — 0.5%
Asahimas Flat Glass	3,000	2
Bank Rakyat Indonesia Persero	81,000	50
Indofood Sukses Makmur	303,000	168
Telekomunikasi Indonesia
Persero ADR	3,626	133

		353

Ireland — 1.1%
Accenture, Cl A	3,832	297
ICON *	11,788	449

		746

Italy — 1.6%
Azimut Holding	6,250	160
Banca Intesa	62,867	152
Danieli & C Officine Meccaniche	145	5
Exor	5,816	228
Fiat *	30,585	243
Fondiaria-Sai *	28,860	77
Gtech Spa	4,890	151
La Doria *	7,970	43

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Mediaset *	9,700	$44

		1,103

Japan — 11.4%
Alps Logistics	600	6
AOI Electronics	200	3
Asahi Broadcasting	8,800	57
Asahi Kasei	14,000	111
AT-Group	4,000	70
Bridgestone	7,555	277
C-Cube	4,800	20
Cleanup	500	4
Computer Engineering & Consulting	7,100	46
Daiwa House Industry	14,000	272
Daiwa Securities Group	23,000	224
Denso	12,600	631
Dowa Holdings	7,000	71
FANUC	1,350	227
Fuji Kiko	2,000	7
Fukuda Denshi	300	12
Gamecard-Joyco Holdings	500	8
Hitachi	45,000	332
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	14,000	46
Hokuriku Gas	17,000	43
Honda Motor ADR	5,749	244
IT Holdings	200	3
Itochu	6,100	77
Japan Airlines	2,100	107
Japan Exchange Group	2,600	70
Japan Tobacco	4,846	164
JK Holdings	2,100	13
Kamei	1,200	9
KDDI	2,100	132
Keiyo Gas	1,000	5
Kohsoku	400	4
Komatsu	14,636	304
KRS	500	5
Kubota	17,065	292
Marubun	2,400	12
Maruka Machinery	300	4
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	35
Mazda Motor *	10,000	46
Medipal Holdings	1,200	16
Mitani	4,800	103
Mitsui Trust Holdings	67,228	330
Mizuho Financial Group	24,100	51
Murakami	1,000	14
Namura Shipbuilding	6,800	88
NIFTY	2,000	24
Nippon Steel & Sumitomo Metal	101,000	328
Nippon Telegraph & Telephone	6,500	326
Nishikawa Rubber	400	7
Nisshin Fudosan	10,400	42
Nissin Sugar	2,200	46
Nomura Holdings	2,200	17
Pigeon	800	38
San-Ai Oil	2,691	12
Secom	7,000	432
Seibu Electric Industry	6,000	26

Description	Shares	Market Value ($ Thousands)

Seiko Epson	2,100	$51
Shidax	2,600	13
Shiroki	4,000	9
SoftBank	4,499	364
Sumitomo Densetsu	300	5
Sumitomo Mitsui Financial Group	3,700	183
Tachikawa	2,600	13
Tokai Tokyo Securities	16,500	148
Toyota Motor	20,010	1,247
Vital KSK Holdings	400	3
Warabeya Nichiyo	3,700	68
Yahagi Construction	1,100	8
Zenkoku Hosho	800	37

		8,047

Malaysia — 0.1%
Faber Group	36,100	29
Tenaga Nasional	16,700	51

		80

Mexico — 1.0%
America Movil, Ser L	240,285	280
America Movil ADR, Ser L	1,967	46
Grupo KUO De *	900	2
Industrias Bachoco	42,402	140
Industrias Bachoco ADR	2,630	104
Wal-Mart de Mexico	58,393	154

		726

Netherlands — 3.7%
AerCap Holdings *	3,300	70
ASML Holding	2,838	266
Core Laboratories	4,818	878
DOCdata *	492	11
European Aeronautic Defense and Space	6,258	445
ING Groep *	21,284	277
SNS Reaal *	1,762	1
Unilever	10,260	405
Yandex, Cl A *	7,203	286

		2,639

New Zealand — 0.3%
Air New Zealand	8,185	11
Fletcher Building	23,121	172

		183

Norway — 1.4%
DnB	43,794	776
DNO International *	10,000	37
Norsk Hydro	44,847	192

		1,005

Philippines — 0.1%
Globe Telecom	1,145	43

Poland — 0.2%
Getin Holding	3,605	5
Pelion	1,235	42
PGE	3,135	19
Tauron Polska Energia	35,607	60

		126

Portugal — 0.1%

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Portucel	4,792	$19
Sonae *	58,638	87

		106

Russia — 0.2%
Lukoil ADR	1,740	108
Surgutneftegas ADR	3,407	28

		136

Singapore — 1.2%
China Yuchai International	1,415	33
DBS Group Holdings	32,000	438
Ezion Holdings	70,800	119
Golden Agri-Resources	8,000	4
GP Batteries International	11,708	8
New Toyo International Holdings	112,000	26
Oversea-Chinese Banking	2,000	17
Popular Holdings	41,000	8
QAF	6,792	4
United Industrial	82,000	194

		851

South Africa — 0.0%
Sasol	254	13

South Korea — 3.9%
Hyundai Mobis	1,293	375
Hyundai Motor	1,031	245
Kia Motors	3,711	212
Kolao Holdings	900	25
LG Hausys *	540	73
LG.Philips LCD *	510	12
POSCO	945	292
Samsung Electronics	903	1,275
SK Holdings	926	164
Taekwang Industrial	51	57
YESCO	1,180	43

		2,773

Spain — 1.2%
Amadeus IT Holding, Cl A	16,318	613
Banco Bilbao Vizcaya Argentaria	17,485	209

		822

Sweden — 2.0%
Bilia, Cl A	6,026	145
Biotage	3,124	5
Eolus Vind, Cl B	2,377	11
Getinge, Cl B	15,940	500
Hennes & Mauritz, Cl B	14,386	612
Skanska, Cl B	5,640	108

		1,381

Switzerland — 6.1%
Credit Suisse Group ADR	9,199	275
EMS-Chemie Holding	220	78
Highlight Communications	810	4
Julius Baer Group *	4,260	200
Nestle	3,577	262
Novartis	5,463	433
Novartis ADR	5,353	424
Roche Holding	5,694	1,592
Siegfried Holding	1,124	198

Description	Shares	Market Value ($ Thousands)

Swatch Group, Cl B	147	$97
Swiss Life Holding	31	6
Swiss Re	1,380	123
Syngenta	722	285
Transocean	6,663	336

		4,313

Taiwan — 1.4%
Advanced Semiconductor Engineering ADR	79,073	399
Asia Polymer	45,000	37
Asustek Computer	1,647	14
CMC Magnetics *	78,000	13
Elitegroup Computer Systems	32,240	16
Formosa Chemicals & Fibre	5,150	14
Formosa Petrochemical	7,000	19
Hermes Microvision	2,000	62
Hon Hai Precision Industry	8,944	24
Hon Hai Precision Industry GDR	20,150	105
Nan Ya Plastics	6,060	13
Pegatron	3,633	5
Quanta Computer	8,000	18
Taishin Financial Holding	123,000	61
Taiwan Semiconductor Manufacturing ADR	9,700	172
Yageo *	30,100	10
Zenitron	23,000	15

		997

Thailand — 0.5%
Advanced Info Service	25,400	180
PTT (Foreign)	13,000	120
PTT Global Chemical	26,700	63
Total Access Communication	2,100	7

		370

Turkey — 1.0%
Akbank	81,121	297
Turkiye Garanti Bankasi	68,221	258
Turkiye Is Bankasi, Cl C	65,354	168

		723

United Kingdom — 13.2%
3i Group	15,900	96
ARM Holdings	6,842	114
ARM Holdings ADR	17,322	864
Ashtead Group	8,250	94
Associated British Foods	10,163	382
AstraZeneca	6,447	371
Berkeley Group Holdings	3,950	152
BHP Billiton	3,609	110
BP	39,795	314
BP PLC ADR	5,984	281
British American Tobacco	3,016	161
British Polythene Industries	1,992	24
Britvic	6,295	70
Burberry Group	8,169	204
Carnival	6,121	224
CML Microsystems	1,032	10
CSR ADR	1,573	52
Dart Group	7,297	27
Diageo	15,632	498
Gem Diamonds *	12,942	31
Halma	6,410	62

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

HSBC Holdings	90,041	$1,006
Kingfisher	60,387	372
Mondi	3,008	50
NWF Group *	3,005	7
Pearson	8,716	193
Persimmon *	5,700	108
QinetiQ	2,709	10
Reckitt Benckiser Group	4,847	390
Rio Tinto	3,300	176
Rio Tinto ADR	7,175	381
RM	16,662	31
Rolls-Royce Holdings	16,382	331
SABMiller	4,480	231
Shire	15,325	696
Standard Chartered	17,297	411
Subsea 7	17,088	333
Terrace Hill Group *	33,644	17
Trinity Mirror *	19,515	58
Tullow Oil	493	7
WPP	13,571	300
Xchanging	23,731	59

		9,308

United States — 3.4%
Adams Resources & Energy	276	16
Alon USA Energy	1,844	25
Carnival, Cl A	8,764	316
Cascade Microtech *	968	10
Computer Sciences	4,611	243
ConocoPhillips	4,132	301
Everest Re Group	3,178	498
Famous Dave’s of America *	234	5
Handy & Harman *	732	18
Liberty Global, Cl A *	2,500	215
Manning & Napier, Cl A	4,412	81
Northrop Grumman	54	6
Schlumberger	3,526	312
SL Industries	961	29
Star Gas Partners	2,528	14
Yum! Brands	4,188	325

		2,414

Total Common Stock (Cost $54,816) ($ Thousands)		64,192

PREFERRED STOCK — 0.9%

Brazil — 0.9%
Itau Unibanco Holding ADR	12,841	181
Petroleo Brasileiro, Cl Preference *	31,000	255
Vale, Cl A	13,500	189

		625

Germany — 0.0%
Sto	95	19

Total Preferred Stock (Cost $719) ($ Thousands)		644

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	3,823,714	3,824

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

Total Cash Equivalent (Cost $3,824) ($ Thousands)			$3,824

TIME DEPOSITS — 2.2%
Brown Brothers Harriman
4.150%, 12/02/2013	ZAR	—	—
1.650%, 12/02/2013	NZD	6	5
1.634%, 12/02/2013	AUD	52	47
0.600%, 12/02/2013	NOK	55	9
0.305%, 12/02/2013	CAD	67	63
0.244%, 12/02/2013	SEK	67	10
0.060%, 12/02/2013	GBP	51	83
0.041%, 12/02/2013	EUR	85	115
0.030%, 12/02/2013		1,046	1,046
0.005%, 12/02/2013	HKD	240	31
0.005%, 12/02/2013	JPY	6,456	63
0.005%, 12/02/2013	SGD	16	13
0.001%, 12/02/2013	CHF	43	48
(0.10)%, 12/02/2013	DKK	80	15

Total Time Deposits (Cost $1,548) ($ Thousands)			1,548

U.S. TREASURY OBLIGATIONS (A)(B) — 0.5%
U.S. Treasury Bills
0.079%, 07/24/2014		109	109
0.056%, 02/06/2014		84	84
0.039%, 01/09/2014		138	138

Total U.S. Treasury Obligations (Cost $331) ($ Thousands)			331

Total Investments — 99.9% (Cost $61,238) ($ Thousands)			$70,539

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	30	Dec-2013	$32
FTSE 100 Index	10	Dec-2013	10
Hang Seng Index	1	Dec-2013	1
S&P TSX 60 Index	3	Dec-2013	14
SPI 200 Index	3	Dec-2013	2
Topix Index	7	Dec-2013	41

			$100

For the period ended November 30, 2013, the total amount of all open futures contracts, aspresented in the table above, are representative of the volume of activity for this derivative typeduring the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/18/14	GBP	96	USD	150	$(7)
2/18/14	USD	154	GBP	96	3

					$(4)

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2013

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
State Street	(311)	307	$(4)

For the period ended November 30, 2013, the total amount of all open forward foreign currencycontracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $70,580 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Sterling Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,745	$447	$—	$64,192
Preferred Stock	644	—	—	644
Time Deposits	—	1,548	—	1,548
U.S. Treasury Obligations	—	331	—	331
Cash Equivalent	3,824	—	—	3,824

Total Investments in Securities	$68,213	$2,326	$—	$70,539

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$100	$—	$—	$100
Forwards Contracts *
Unrealized Appreciation	—	3	—	3
Unrealized Depreciation	—	(7)	—	(7)

Total Other Financial Instruments	$100	$(4)	$—	$96

*	Futures contracts and forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.4%
Abercrombie & Fitch, Cl A	6,200	$212
Amazon.com *	31,300	12,320
AutoNation *	5,600	275
AutoZone *	3,100	1,431
Bed Bath & Beyond *	18,900	1,475
Best Buy	22,300	904
BorgWarner	9,600	1,029
Cablevision Systems, Cl A	17,100	287
Carmax *	19,900	1,002
Carnival, Cl A	38,300	1,383
CBS, Cl B	46,200	2,705
Chipotle Mexican Grill, Cl A *	2,700	1,414
Coach	24,200	1,401
Comcast, Cl A	220,400	10,991
Darden Restaurants	11,100	592
Delphi Automotive	24,200	1,417
DIRECTV *	41,900	2,770
Discovery Communications, Cl A *	19,300	1,684
Dollar General *	26,000	1,481
Dollar Tree *	19,700	1,096
DR Horton	24,000	477
Expedia	9,200	586
Family Dollar Stores	8,300	579
Ford Motor	332,000	5,670
Fossil Group *	4,400	560
GameStop, Cl A	10,400	502
Gannett	20,900	566
Gap	22,600	926
Garmin	11,300	549
General Motors *	77,400	2,998
Genuine Parts	13,700	1,135
Goodyear Tire & Rubber	19,600	436
Graham Holdings	300	202
H&R Block	22,800	636
Harley-Davidson	18,600	1,247
Harman International Industries	5,500	446
Hasbro	8,500	457
Home Depot	120,700	9,737
International Game Technology	19,800	346
Interpublic Group	35,600	619
Johnson Controls	56,100	2,834
Kohl’s	16,400	907
L Brands	20,000	1,300
Leggett & Platt	10,400	314
Lennar, Cl A	14,200	508
Lowe’s	88,600	4,207
Macy’s	32,900	1,752
Marriott International, Cl A	20,100	945
Mattel	29,800	1,379
McDonald’s	84,200	8,199
Michael Kors Holdings *	15,200	1,239
NetFlix *	4,900	1,793
Newell Rubbermaid	24,100	731
News *	44,800	805
NIKE, Cl B	63,000	4,986
Nordstrom	12,200	759
Omnicom Group	22,300	1,593
O’Reilly Automotive *	9,600	1,200
PetSmart	8,600	637

Description	Shares	Market Value ($ Thousands)

priceline.com *	4,300	$5,127
PulteGroup	28,700	538
PVH	7,300	978
Ralph Lauren, Cl A	4,800	841
Ross Stores	19,100	1,460
Scripps Networks Interactive, Cl A	9,200	686
Staples	53,400	829
Starbucks	63,300	5,156
Starwood Hotels & Resorts Worldwide	16,200	1,207
Target	52,200	3,337
Tiffany	9,400	838
Time Warner	77,500	5,093
Time Warner Cable, Cl A	23,600	3,262
TJX	60,600	3,810
TripAdvisor *	10,000	883
Twenty-First Century Fox, Cl A	167,400	5,606
Urban Outfitters *	10,300	402
VF	7,500	1,759
Viacom, Cl B	34,200	2,742
Walt Disney	140,100	9,883
Whirlpool	7,000	1,069
Wyndham Worldwide	11,500	825
Wynn Resorts	7,200	1,194
Yum! Brands	38,000	2,952

		171,108

Consumer Staples — 9.9%
Altria Group	168,900	6,246
Archer-Daniels-Midland	56,100	2,258
Avon Products	34,000	606
Beam	14,400	973
Brown-Forman, Cl B	13,700	1,028
Campbell Soup	15,100	585
Clorox	10,700	997
Coca-Cola	322,100	12,945
Coca-Cola Enterprises	21,700	910
Colgate-Palmolive	74,300	4,889
ConAgra Foods	36,100	1,191
Constellation Brands, Cl A *	14,800	1,042
Costco Wholesale	36,300	4,553
CVS Caremark	103,500	6,931
Dr. Pepper Snapple Group	16,000	772
Estee Lauder, Cl A	21,500	1,612
General Mills	54,500	2,748
Hershey	13,000	1,260
Hormel Foods	11,200	504
JM Smucker	9,400	980
Kellogg	22,700	1,377
Kimberly-Clark	32,300	3,526
Kraft Foods Group	50,066	2,659
Kroger	43,700	1,825
Lorillard	32,500	1,668
McCormick	10,500	724
Mead Johnson Nutrition, Cl A	17,500	1,479
Molson Coors Brewing, Cl B	13,100	690
Mondelez International, Cl A	150,100	5,033
Monster Beverage *	12,100	716
PepsiCo	130,000	10,980
Philip Morris International	136,400	11,668
Procter & Gamble	230,800	19,438
Reynolds American	27,500	1,387
Safeway	21,800	762
Sysco	49,600	1,668
Tyson Foods, Cl A	24,200	767

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Walgreen	73,300	$4,339
Wal-Mart Stores	137,400	11,131
Whole Foods Market	32,600	1,845

		136,712

Energy — 10.1%
Anadarko Petroleum	41,700	3,704
Apache	33,300	3,047
Baker Hughes	37,700	2,147
Cabot Oil & Gas	36,400	1,254
Cameron International *	21,400	1,185
Chesapeake Energy	44,800	1,204
Chevron	162,800	19,933
ConocoPhillips	103,100	7,506
Consol Energy	19,100	680
Denbury Resources *	31,000	517
Devon Energy	32,300	1,958
Diamond Offshore Drilling	5,000	300
Ensco, Cl A	20,200	1,194
EOG Resources	22,600	3,729
EQT	12,500	1,064
Exxon Mobil	370,900	34,672
FMC Technologies *	20,700	996
Halliburton	71,200	3,751
Helmerich & Payne	9,200	709
Hess	24,300	1,971
Kinder Morgan	56,777	2,018
Marathon Oil	59,800	2,155
Marathon Petroleum	26,400	2,184
Murphy Oil	13,900	902
Nabors Industries	19,300	319
National Oilwell Varco	36,100	2,942
Newfield Exploration *	10,000	281
Noble	22,700	865
Noble Energy	30,600	2,149
Occidental Petroleum	67,900	6,448
Peabody Energy	20,200	368
Phillips 66	52,100	3,627
Pioneer Natural Resources	11,300	2,009
QEP Resources	14,900	477
Range Resources	13,600	1,056
Rowan, Cl A *	9,100	315
Schlumberger	111,500	9,859
Southwestern Energy *	31,100	1,202
Spectra Energy	56,900	1,909
Tesoro	11,500	674
Transocean	28,600	1,441
Valero Energy	46,700	2,135
Williams	57,600	2,029
WPX Energy *	16,000	297

		139,182

Financials — 15.8%
ACE	28,700	2,950
Aflac	38,100	2,529
Allstate	39,900	2,165
American Express	78,200	6,710
American International Group	124,400	6,189
American Tower, Cl A ‡	33,400	2,597
Ameriprise Financial	17,300	1,873
Aon	25,100	2,049
Apartment Investment & Management, Cl A ‡	10,800	271
Assurant	6,300	409
AvalonBay Communities ‡	10,700	1,269
Bank of America	908,600	14,374

Description	Shares	Market Value ($ Thousands)

Bank of New York Mellon	97,800	$3,296
BB&T	59,600	2,071
Berkshire Hathaway, Cl B *	151,700	17,678
BlackRock, Cl A	10,441	3,161
Boston Properties ‡	13,100	1,303
Capital One Financial	48,500	3,474
CBRE Group, Cl A *	25,800	625
Charles Schwab	94,400	2,311
Chubb	22,100	2,132
Cincinnati Financial	12,500	655
Citigroup	257,100	13,606
CME Group, Cl A	26,300	2,155
Comerica	16,100	730
Discover Financial Services	40,800	2,175
E*TRADE Financial *	21,100	378
Equity Residential ‡	28,100	1,448
Fifth Third Bancorp	75,400	1,532
Franklin Resources	34,300	1,900
Genworth Financial, Cl A *	45,000	680
Goldman Sachs Group	35,200	5,946
Hartford Financial Services Group	39,500	1,407
HCP ‡	38,800	1,427
Health Care ‡	25,200	1,411
Host Hotels & Resorts ‡	64,900	1,195
Hudson City Bancorp	35,200	329
Huntington Bancshares	69,700	640
IntercontinentalExchange Group	9,253	1,974
Invesco	38,500	1,342
JPMorgan Chase	317,200	18,150
KeyCorp	77,000	982
Kimco Realty ‡	34,000	701
Legg Mason	9,300	364
Leucadia National	24,500	702
Lincoln National	22,400	1,150
Loews	26,700	1,264
M&T Bank	10,600	1,223
Macerich ‡	11,400	649
Marsh & McLennan	46,900	2,225
McGraw-Hill	23,200	1,728
MetLife	93,200	4,864
Moody’s	15,700	1,172
Morgan Stanley	115,100	3,602
NASDAQ OMX Group	9,100	358
Northern Trust	18,100	1,068
People’s United Financial	25,600	387
Plum Creek Timber ‡	13,500	590
PNC Financial Services Group	44,000	3,386
Principal Financial Group	24,300	1,230
Progressive	48,100	1,344
Prologis ‡	43,700	1,658
Prudential Financial	39,300	3,488
Public Storage ‡	12,300	1,878
Regions Financial	117,500	1,143
Simon Property Group ‡	25,800	3,866
SLM	36,900	983
SunTrust Banks	46,300	1,677
T. Rowe Price Group	22,200	1,786
Torchmark	7,700	585
Travelers	31,800	2,886
Unum Group	22,900	769
US Bancorp	155,000	6,079
Ventas ‡	25,700	1,461
Vornado Realty Trust ‡	14,700	1,293

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Wells Fargo	407,200	$17,925
Weyerhaeuser ‡	49,700	1,497
XL Group, Cl A	24,500	784
Zions Bancorporation	13,500	396

		217,659

Health Care — 13.0%
Abbott Laboratories	131,000	5,003
AbbVie	133,600	6,473
Actavis *	14,600	2,381
Aetna	31,318	2,159
Agilent Technologies	27,300	1,462
Alexion Pharmaceuticals *	16,500	2,054
Allergan	25,100	2,436
AmerisourceBergen	19,200	1,354
Amgen	63,500	7,244
Baxter International	44,700	3,060
Becton Dickinson	16,400	1,781
Biogen Idec *	20,000	5,819
Boston Scientific *	118,300	1,370
Bristol-Myers Squibb	138,700	7,126
C.R. Bard	6,400	889
Cardinal Health	29,400	1,899
CareFusion *	18,700	745
Celgene *	34,700	5,613
Cerner *	25,400	1,460
Cigna	23,800	2,081
Covidien	39,100	2,669
DaVita *	15,700	935
Dentsply International	12,400	590
Edwards Lifesciences *	9,600	629
Eli Lilly	82,300	4,133
Express Scripts Holding *	67,700	4,560
Forest Laboratories *	18,600	954
Gilead Sciences *	129,000	9,651
Hospira *	13,800	543
Humana	13,800	1,435
Intuitive Surgical *	3,400	1,281
Johnson & Johnson	237,500	22,482
Laboratory Corp of America Holdings *	7,700	784
Life Technologies *	14,300	1,083
McKesson	19,200	3,185
Medtronic	84,100	4,820
Merck	247,200	12,318
Mylan Laboratories *	33,700	1,487
Patterson	6,800	282
PerkinElmer	8,500	323
Perrigo	7,900	1,232
Pfizer	557,896	17,702
Quest Diagnostics	13,100	798
Regeneron Pharmaceuticals *	6,500	1,910
St. Jude Medical	25,300	1,478
Stryker	24,900	1,853
Tenet Healthcare *	7,900	341
Thermo Fisher Scientific	30,300	3,056
UnitedHealth Group	85,700	6,383
Varian Medical Systems *	9,700	757
Vertex Pharmaceuticals *	19,500	1,354
Waters *	7,200	717
WellPoint	25,500	2,369
Zimmer Holdings	14,000	1,280
Zoetis, Cl A	41,567	1,295

		179,078

Description	Shares	Market Value ($ Thousands)

Industrials — 10.6%
3M	54,700	$7,303
ADT	18,300	742
Ametek	20,600	1,014
Boeing	58,500	7,854
C.H. Robinson Worldwide	12,500	733
Caterpillar	52,900	4,475
Cintas	7,800	433
CSX	84,900	2,315
Cummins	15,200	2,012
Danaher	49,600	3,710
Deere	32,700	2,755
Delta Air Lines	72,300	2,095
Dover	15,000	1,361
Dun & Bradstreet	3,500	409
Eaton	39,901	2,899
Emerson Electric	60,400	4,046
Equifax	10,200	687
Expeditors International of Washington	18,500	803
Fastenal	24,100	1,122
FedEx	24,600	3,412
Flowserve	11,900	849
Fluor	14,500	1,128
General Dynamics	27,200	2,493
General Electric	858,200	22,879
Honeywell International	66,100	5,851
Illinois Tool Works	33,800	2,690
Ingersoll-Rand	22,300	1,593
Iron Mountain	15,827	445
Jacobs Engineering Group *	11,000	658
Joy Global	8,800	498
Kansas City Southern	9,800	1,186
L-3 Communications Holdings, Cl 3	7,600	786
Lockheed Martin	22,200	3,145
Masco	30,100	675
Nielsen Holdings	17,200	742
Norfolk Southern	25,500	2,236
Northrop Grumman	19,100	2,152
Paccar	31,000	1,777
Pall	9,300	778
Parker Hannifin	12,900	1,520
Pentair	17,646	1,248
Pitney Bowes	16,500	382
Precision Castparts	12,300	3,179
Quanta Services *	17,700	524
Raytheon	26,300	2,332
Republic Services, Cl A	23,400	817
Robert Half International	10,100	390
Rockwell Automation	11,600	1,318
Rockwell Collins	11,300	822
Roper Industries	8,800	1,141
Ryder System	4,900	342
Snap-on	5,300	563
Southwest Airlines	60,000	1,116
Stanley Black & Decker	14,100	1,148
Stericycle *	6,800	799
Textron	25,300	841
Tyco International	40,100	1,529
Union Pacific	39,100	6,336
United Parcel Service, Cl B	60,900	6,235
United Technologies	71,100	7,882
Waste Management	36,700	1,676
WW Grainger	5,200	1,341

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2013

Description	Shares	Market Value ($ Thousands)

Xylem	13,300	$460

		146,682

Information Technology — 17.6%
Accenture, Cl A	53,500	4,144
Adobe Systems *	39,000	2,214
Akamai Technologies *	14,800	662
Altera	28,400	916
Amphenol, Cl A	13,300	1,130
Analog Devices	26,700	1,287
Apple	76,600	42,595
Applied Materials	105,300	1,822
Autodesk *	17,800	805
Automatic Data Processing	40,900	3,273
Broadcom, Cl A	45,100	1,204
CA	27,500	908
Cisco Systems	451,800	9,601
Citrix Systems *	15,600	925
Cognizant Technology Solutions, Cl A *	24,600	2,310
Computer Sciences	13,100	689
Corning	119,000	2,032
eBay *	98,200	4,961
Electronic Arts *	27,600	612
EMC	173,000	4,126
F5 Networks *	6,500	535
Fidelity National Information Services	23,800	1,206
First Solar *	6,800	407
Fiserv *	11,100	1,220
FLIR Systems	11,600	344
Google, Cl A *	23,600	25,006
Harris	9,100	587
Hewlett-Packard	159,400	4,360
Intel	419,800	10,008
International Business Machines	87,100	15,650
Intuit	24,800	1,841
Jabil Circuit	14,700	298
JDS Uniphase *	18,500	225
Juniper Networks *	41,000	831
Kla-Tencor	14,700	939
Lam Research *	14,687	765
Linear Technology	19,600	834
LSI	41,100	332
Mastercard, Cl A	8,700	6,619
Microchip Technology	16,500	714
Micron Technology *	87,500	1,846
Microsoft	638,800	24,357
Molex	10,400	402
Motorola Solutions	19,900	1,311
NetApp	30,000	1,238
Nvidia	51,800	808
Oracle	300,500	10,605
Paychex	26,900	1,176
Qualcomm	144,800	10,654
Red Hat *	15,300	717
Salesforce.com *	44,900	2,339
SanDisk	18,200	1,240
Seagate Technology	27,400	1,344
Symantec	61,400	1,381
TE Connectivity	34,800	1,834
Teradata *	13,700	625
Teradyne *	15,000	255
Texas Instruments	93,200	4,008
Total System Services	12,500	388

Description	Shares	Market Value ($ Thousands)

VeriSign *	12,200	$694
Visa, Cl A	43,500	8,851
Western Digital	17,800	1,336
Western Union	49,200	820
Xerox	100,400	1,143
Xilinx	21,700	964
Yahoo! *	77,800	2,877

		242,150

Materials — 3.4%
Air Products & Chemicals	18,300	1,992
Airgas	5,500	597
Alcoa	88,900	854
Allegheny Technologies	8,500	282
Avery Dennison	7,400	362
Ball	11,200	560
Bemis	8,000	312
CF Industries Holdings	4,700	1,022
Cliffs Natural Resources	14,700	368
Dow Chemical	100,500	3,926
E.I. du Pont de Nemours	77,800	4,775
Eastman Chemical	12,900	994
Ecolab	22,200	2,379
FMC	11,300	823
Freeport-McMoRan Copper & Gold, Cl B	85,700	2,973
International Flavors & Fragrances	7,400	654
International Paper	38,000	1,773
LyondellBasell Industries, Cl A	37,000	2,856
MeadWestvaco	15,200	534
Monsanto	44,400	5,032
Mosaic	28,600	1,370
Newmont Mining	44,000	1,093
Nucor	28,000	1,430
Owens-Illinois *	12,300	406
PPG Industries	11,900	2,190
Praxair	24,900	3,144
Sealed Air	14,900	478
Sherwin-Williams	7,400	1,354
Sigma-Aldrich	9,900	854
United States Steel	11,800	316
Vulcan Materials	11,800	665

		46,368

Telecommunication Services — 2.4%
AT&T	449,100	15,813
CenturyLink	51,900	1,593
Crown Castle International *	27,700	2,056
Frontier Communications	73,000	342
Verizon Communications	241,100	11,963
Windstream Holdings	55,000	444

		32,211

Utilities — 2.9%
AES	52,200	761
AGL Resources	10,900	507
Ameren	19,300	692
American Electric Power	41,400	1,948
Centerpoint Energy	35,300	827
CMS Energy	22,400	595
Consolidated Edison	25,800	1,424
Dominion Resources	48,700	3,161
DTE Energy	14,500	968
Duke Energy	58,630	4,102
Edison International	28,100	1,299

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2013

Description	Shares/Contracts	Market Value ($ Thousands)

Entergy	14,800	$916
Exelon	72,200	1,943
FirstEnergy	36,900	1,204
Integrys Energy Group	5,700	306
NextEra Energy	35,800	3,028
NiSource	27,900	882
Northeast Utilities	27,400	1,126
NRG Energy	25,600	677
ONEOK	18,300	1,063
Pepco Holdings	23,200	443
PG&E	39,100	1,578
Pinnacle West Capital	10,100	539
PPL	54,200	1,664
Public Service Enterprise Group	43,500	1,422
SCANA	11,000	519
Sempra Energy	19,900	1,760
Southern	72,200	2,933
TECO Energy	16,000	273
Wisconsin Energy	19,100	798
Xcel Energy	43,100	1,208

		40,566

Total Common Stock (Cost $1,095,571) ($ Thousands)		1,351,716

Total Investments — 98.1% (Cost $1,095,571) ($ Thousands)		$1,351,716

PURCHASED OPTIONS* — 0.0%
January 2014 EUR Currency
Option Call,
Expires 1/03/2014	150,312,500	$272
January 2014 ProShares
UltraShort 20+ Year
Treasury ETF Option Put,
Expires 01/18/2014,
Strike Price $68	6,000	120

Total Purchased Options (Premiums Received $3,119) ($ Thousands)		$392

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
MSCI Emerging Markets E-MINI	2,022	Dec-2013	$(2,334)
S&P 500 Index E-MINI	(1,131)	Dec-2013	(4,218)

			$(6,552)

For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation ($ Thousands)
1/23/14	EUR	434,252	USD	593,262	$2,055
1/23/14	JPY	13,931,268	USD	141,980	5,814

					$7,869

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Bank of Montreal	(30,984)	32,396	$1,412
Barclays PLC	(140,781)	141,280	499
Citigroup	(30,984)	32,401	1,417
Goldman Sachs	(39,455)	40,872	1,417
Royal Bank of Scotland	(161,780)	162,279	499
Societe Generale	(140,781)	141,299	518
Standard Bank	(10,843)	10,995	153
Toronto Dominion Bank	(30,984)	32,399	1,415
UBS	(140,781)	141,320	539

			$7,869

For the period ended November 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,378,086 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

USD — United States Dollar

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,351,716	$—	$—	$1,351,716

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$392	$—	$—	$392
Futures Contracts *
Unrealized Depreciation	(6,552)	—	—	(6,552)
Forwards Contracts *
Unrealized Appreciation	—	7,869	—	7,869

Total Other Financial Instruments	$(6,160)	$7,869	$—	$1,709

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2013

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2013.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 4, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 4, 2014